FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	Country	Shares	Value
	Common Stocks 98.9%
	Aerospace & Defense 4.2%
	Lockheed Martin Corp.	United States	10,463	$ 4,845,834
	Air Freight & Logistics 2.0%
	FedEx Corp.	United States	4,692	1,066,539
	United Parcel Service, Inc., Class B	United States	12,780	1,290,013
				2,356,552
	Automobile Components 0.2%
[a]	Aptiv PLC	Jersey	3,764	256,780
	Automobiles 3.0%
	General Motors Co.	United States	70,213	3,455,182
	Banks 3.0%
	Columbia Banking System, Inc.	United States	2,877	67,264
	Fifth Third Bancorp	United States	11,182	459,916
	First Horizon Corp.	United States	7,536	159,763
	JPMorgan Chase & Co.	United States	853	247,293
	Regions Financial Corp.	United States	15,255	358,798
	Wells Fargo & Co.	United States	27,274	2,185,193
				3,478,227
	Beverages 2.8%
	Coca-Cola Consolidated, Inc.	United States	3,939	439,789
	PepsiCo, Inc.	United States	21,520	2,841,501
				3,281,290
	Biotechnology 0.6%
	Amgen, Inc.	United States	2,618	730,972
	Broadline Retail 1.7%
	eBay, Inc.	United States	25,652	1,910,048
	Building Products 1.2%
	A.O. Smith Corp.	United States	4,533	297,229
	Carlisle Cos., Inc.	United States	2,768	1,033,571
	Fortune Brands Innovations, Inc.	United States	661	34,028
				1,364,828
	Capital Markets 1.1%
	Affiliated Managers Group, Inc.	United States	2,476	487,202
	Northern Trust Corp.	United States	2,685	340,431
	SEI Investments Co.	United States	3,237	290,877
	XP, Inc., Class A	Brazil	6,273	126,715
				1,245,225
	Chemicals 2.6%
	Air Products & Chemicals, Inc.	United States	3,069	865,642
	CF Industries Holdings, Inc.	United States	11,550	1,062,600
	Eastman Chemical Co.	United States	5,227	390,248
	PPG Industries, Inc.	United States	5,905	671,694
				2,990,184
	Computers & Peripherals 0.5%
	NetApp, Inc.	United States	5,587	595,295
	Construction & Engineering 0.3%
	AECOM	United States	2,024	228,429
[a]	Fluor Corp.	United States	3,011	154,374
				382,803
	Construction Materials 0.6%
	Martin Marietta Materials, Inc.	United States	1,305	716,393

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Consumer Finance 0.4%
	SLM Corp.	United States	3,095	101,485
	Synchrony Financial	United States	5,612	374,545
				476,030
	Consumer Staples Distribution & Retail 4.2%
	Kroger Co.	United States	18,902	1,355,841
	Sysco Corp.	United States	21,662	1,640,680
	Walmart, Inc.	United States	18,735	1,831,908
				4,828,429
	Containers & Packaging 0.8%
	Amcor PLC	United States	79,255	728,353
	Graphic Packaging Holding Co.	United States	7,452	157,014
				885,367
	Diversified Consumer Services 0.4%
	ADT, Inc.	United States	29,783	252,262
	Service Corp. International	United States	2,099	170,859
				423,121
	Diversified Telecommunication Services 2.1%
	Verizon Communications, Inc.	United States	56,723	2,454,404
	Electric Utilities 1.7%
	Edison International	United States	5,328	274,925
	NRG Energy, Inc.	United States	10,271	1,649,317
				1,924,242
	Electronic Equipment, Instruments & Components 2.6%
[a]	Flex Ltd.	United States	19,019	949,428
	Jabil, Inc.	United States	7,937	1,731,060
[a]	Trimble, Inc.	United States	3,513	266,918
				2,947,406
	Energy Equipment & Services 0.6%
	Schlumberger NV	United States	18,860	637,468
	Entertainment 0.6%
	Walt Disney Co.	United States	5,252	651,300
	Financial Services 3.9%
	Enact Holdings, Inc.	United States	2,543	94,472
	MGIC Investment Corp.	United States	21,118	587,925
[a]	PayPal Holdings, Inc.	United States	50,877	3,781,179
				4,463,576
	Food Products 2.1%
	Bunge Global SA	United States	393	31,550
	General Mills, Inc.	United States	30,285	1,569,066
	Ingredion, Inc.	United States	3,003	407,267
	Mondelez International, Inc., Class A	United States	4,199	283,181
	Pilgrim’s Pride Corp.	United States	3,488	156,890
				2,447,954
	Ground Transportation 1.1%
	CSX Corp.	United States	15,431	503,513
	Ryder System, Inc.	United States	326	51,834
	Union Pacific Corp.	United States	3,295	758,114
				1,313,461
	Health Care Providers & Services 0.3%
	Universal Health Services, Inc., Class B	United States	1,606	290,927
	Hotels, Restaurants & Leisure 2.4%
	Boyd Gaming Corp.	United States	4,416	345,464
	Hyatt Hotels Corp., Class A	United States	2,074	289,634
	Las Vegas Sands Corp.	United States	18,509	805,326
[a]	MGM Resorts International	United States	23,443	806,205

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Vail Resorts, Inc.	United States	510	80,136
	Wyndham Hotels & Resorts, Inc.	United States	5,922	480,926
				2,807,691
	Household Durables 4.1%
	DR Horton, Inc.	United States	8,598	1,108,454
	Lennar Corp., Class A	United States	6,524	721,620
[a]	NVR, Inc.	United States	142	1,048,764
	PulteGroup, Inc.	United States	10,137	1,069,048
	Toll Brothers, Inc.	United States	4,617	526,938
[a]	TopBuild Corp.	United States	937	303,344
				4,778,168
	Household Products 1.8%
	Colgate-Palmolive Co.	United States	2,342	212,888
	Kimberly-Clark Corp.	United States	6,172	795,694
	Procter & Gamble Co.	United States	6,448	1,027,296
	Reynolds Consumer Products, Inc.	United States	3,496	74,884
				2,110,762
	Independent Power Producers & Energy Traders 0.3%
[a]	Talen Energy Corp.	United States	1,229	357,356
	Industrial Conglomerates 6.3%
	3M Co.	United States	20,499	3,120,768
	Honeywell International, Inc.	United States	17,748	4,133,154
				7,253,922
	Insurance 4.7%
	Aflac, Inc.	United States	9,142	964,115
	American Financial Group, Inc.	United States	2,208	278,672
	Globe Life, Inc.	United States	2,141	266,105
	Hartford Insurance Group, Inc.	United States	5,303	672,792
	MetLife, Inc.	United States	25,217	2,027,951
	Old Republic International Corp.	United States	20,065	771,298
	Primerica, Inc.	United States	1,531	418,989
				5,399,922
	IT Services 5.4%
	International Business Machines Corp.	United States	20,943	6,173,577
	Leisure Products 0.1%
[a]	Mattel, Inc.	United States	8,422	166,082
	Machinery 9.9%
	Caterpillar, Inc.	United States	13,089	5,081,281
	CNH Industrial NV	United Kingdom	35,596	461,324
	Cummins, Inc.	United States	1,455	476,512
	Deere & Co.	United States	10,463	5,320,331
	Snap-on, Inc.	United States	284	88,375
				11,427,823
	Media 5.0%
	Comcast Corp., Class A	United States	135,977	4,853,019
	Interpublic Group of Cos., Inc.	United States	27,358	669,724
	Nexstar Media Group, Inc.	United States	1,112	192,320
				5,715,063
	Metals & Mining 0.2%
	Steel Dynamics, Inc.	United States	2,191	280,470
	Oil, Gas & Consumable Fuels 4.3%
	Antero Midstream Corp.	United States	23,786	450,745
	EOG Resources, Inc.	United States	19,747	2,361,939
	Targa Resources Corp.	United States	2,133	371,312
	Williams Cos., Inc.	United States	28,746	1,805,536
				4,989,532

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Pharmaceuticals 2.6%
	Bristol-Myers Squibb Co.	United States	13,742	636,117
	Johnson & Johnson	United States	11,559	1,765,637
	Merck & Co., Inc.	United States	4,190	331,681
	Royalty Pharma PLC, Class A	United States	6,240	224,827
				2,958,262
	Professional Services 0.5%
	Leidos Holdings, Inc.	United States	2,752	434,156
	Robert Half, Inc.	United States	4,040	165,842
	Science Applications International Corp.	United States	251	28,265
				628,263
	Specialty Retail 1.7%
[a]	AutoNation, Inc.	United States	4,332	860,552
	Best Buy Co., Inc.	United States	9,643	647,334
	Murphy USA, Inc.	United States	995	404,766
				1,912,652
	Textiles, Apparel & Luxury Goods 0.9%
	Ralph Lauren Corp.	United States	1,974	541,428
	Tapestry, Inc.	United States	5,838	512,635
				1,054,063
	Trading Companies & Distributors 0.4%
[a]	Core & Main, Inc., Class A	United States	6,206	374,532
	WESCO International, Inc.	United States	385	71,302
				445,834
	Wireless Telecommunication Services 3.7%
	T-Mobile U.S., Inc.	United States	18,149	4,324,181
	Total Common Stocks (Cost $103,398,043)			114,136,921
	Total Investments before Short-Term Investments (Cost $103,398,043)			114,136,921
	Short-Term Investments 1.1%
	Money Market Funds 1.1%
[b]	State Street Institutional U.S. Government Money Market Fund, 4.27%	United States	1,232,276	1,232,276
	Total Short-Term Investments (Cost $1,232,276)			1,232,276
	Total Investments (Cost $104,630,319) 100.0%			115,369,197
	Other Assets, less Liabilities 0.0%†			42,584
	Net Assets 100.0%			$ 115,411,781
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
BrandywineGLOBAL - U.S. Fixed Income ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 8.4%
Aerospace & Defense 0.6%
Boeing Co.,
5.15%, 5/01/30	United States	30,000	$ 30,557
3.20%, 3/01/29	United States	40,000	38,087
			68,644
Agriculture 0.1%
BAT Capital Corp., 3.462%, 9/06/29	United Kingdom	20,000	19,248
Banks 3.7%
Citigroup, Inc., Series W, 4.00% to 12/10/25, FRN thereafter, 12/31/99	United States	150,000	149,318
Citizens Financial Group, Inc., 5.841% to 1/23/29, FRN thereafter, 1/23/30	United States	30,000	31,079
Truist Financial Corp., Series P, 4.95% to 9/01/25, FRN thereafter, 12/31/99	United States	100,000	100,057
U.S. Bancorp, Series J, 5.30% to 4/15/27, FRN thereafter, 12/31/99	United States	50,000	50,096
Wells Fargo & Co., Series BB, 3.90% to 3/15/26, FRN thereafter, 12/31/99	United States	125,000	123,797
			454,347
Financial Services 2.5%
American Express Co., Series D, 3.55% to 9/15/26, FRN thereafter, 12/31/99	United States	15,000	14,687
ARES Capital Corp.,
2.875%, 6/15/28	United States	40,000	37,705
7.00%, 1/15/27	United States	10,000	10,321
Blue Owl Capital Corp., 2.875%, 6/11/28	United States	40,000	37,275
Charles Schwab Corp., Series I, 4.00% to 6/01/26, FRN thereafter, 12/31/99	United States	103,000	101,582
Golub Capital BDC, Inc., 2.50%, 8/24/26	United States	110,000	107,076
			308,646
Insurance 0.2%
MetLife, Inc., Series G, 3.85% to 9/15/25, FRN thereafter, 12/31/99	United States	25,000	24,934
Media 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	United States	20,000	19,829
6.10%, 6/01/29	United States	40,000	41,889
			61,718
Oil & Gas 0.8%
Devon Energy Corp., 7.875%, 9/30/31	United States	30,000	34,558
Occidental Petroleum Corp.,
6.625%, 9/01/30	United States	40,000	42,322
5.20%, 8/01/29	United States	20,000	20,079
			96,959
Total Corporate Bonds & Notes (Cost $1,023,532)			1,034,496
U.S. Government & Agency Securities 85.8%
Government National Mortgage Association,
6.00%, 10/20/53	United States	402,061	410,362
6.00%, 11/20/53	United States	271,403	276,944
6.00%, 12/20/53	United States	384,106	391,948
6.00%, 4/20/54	United States	108,113	110,105
6.00%, 5/20/54	United States	328,927	334,994
6.00%, 6/20/54	United States	75,171	76,536
6.00%, 7/20/54	United States	451,509	459,361
6.00%, 8/20/54	United States	427,683	434,832
6.00%, 9/20/54	United States	453,579	460,878
6.00%, 10/20/54	United States	113,608	115,428
6.00%, 11/20/54	United States	260,566	264,663
6.00%, 12/20/54	United States	107,880	109,573

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	6.00%, 1/20/55	United States	452,233	459,332
	6.00%, 2/20/55	United States	335,444	340,720
	U.S. Treasury Floating Rate Notes,
	[a] 3 mo. Treasury money market yield + 0.10%, 4.379%, 1/31/27	United States	120,000	119,953
	[a] 3 mo. Treasury money market yield + 0.15%, 4.431%, 4/30/26	United States	440,000	440,276
	[a] 3 mo. Treasury money market yield + 0.16%, 4.441%, 4/30/27	United States	1,800,000	1,800,194
	[a] 3 mo. Treasury money market yield + 0.21%, 4.486%, 10/31/26	United States	1,360,000	1,361,725
[b]	U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/55	United States	1,240,154	1,200,044
	U.S. Treasury Notes, 3.875%, 8/15/34	United States	1,400,000	1,367,352
	Total U.S. Government & Agency Securities (Cost $10,458,091)			10,535,220
	Total Investments before Short-Term Investments (Cost $11,481,623)			11,569,716

			Shares
	Short-Term Investments 2.8%
	Money Market Funds 2.8%
[c]	State Street Institutional U.S. Government Money Market Fund, 4.27%	United States	346,664	346,664
	Total Short-Term Investments (Cost $346,664)			346,664
	Total Investments (Cost $11,828,287) 97.0%			11,916,380
	Other Assets, less Liabilities 3.0%			367,990
	Net Assets 100.0%			$ 12,284,370
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Variable rate security. The rate shown represents the yield at period end.
[b]Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
[c]The rate shown is the annualized seven-day effective yield at period end.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	28	$ 3,052,000	9/30/25	$ 32,435
U.S. Treasury Bond Ultra	Long	19	2,263,375	9/19/25	88,562
Total Futures Contracts					$120,997

*As of period end.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	ClearBridge Sustainable Infrastructure ETF	Industry	Shares	Value
	Common Stocks 96.5%
	Australia 3.5%
	Atlas Arteria Ltd.	Transportation Infrastructure	54,352	$ 181,304
	Transurban Group	Transportation Infrastructure	25,956	237,803
				419,107
	Brazil 2.9%
	Equatorial Energia SA	Electric Utilities	53,534	352,718
	Canada 4.3%
	Canadian National Railway Co.	Ground Transportation	1,773	184,368
[a]	Hydro One Ltd.	Electric Utilities	9,269	333,331
				517,699
	Denmark 2.5%
[a,b]	Orsted AS	Independent Power Producers & Energy Traders	7,131	305,175
	France 9.0%
	Getlink SE	Transportation Infrastructure	30,740	591,419
	Vinci SA	Construction & Engineering	3,336	489,887
				1,081,306
	Germany 3.6%
	E.ON SE	Multi-Utilities	23,635	433,499
	Italy 12.1%
[a]	Enav SpA	Transportation Infrastructure	103,576	476,847
	Enel SpA	Electric Utilities	61,355	580,205
	Terna - Rete Elettrica Nazionale	Electric Utilities	38,549	394,858
				1,451,910
	Netherlands 5.0%
	Ferrovial SE	Construction & Engineering	11,208	595,464
	Portugal 3.1%
	EDP SA	Electric Utilities	85,056	367,622
	Spain 12.3%
[a]	Cellnex Telecom SA	Diversified Telecommunication Services	12,420	480,385
	Iberdrola SA	Electric Utilities	18,010	344,387
	Redeia Corp. SA	Electric Utilities	30,589	651,710
				1,476,482
	United Kingdom 18.2%
	National Grid PLC	Multi-Utilities	16,551	240,755
	Pennon Group PLC	Water Utilities	70,823	486,717
	Severn Trent PLC	Water Utilities	17,928	671,679
	SSE PLC	Electric Utilities	19,002	476,781
	United Utilities Group PLC	Water Utilities	19,852	310,536
				2,186,468
	United States 20.0%
	American Water Works Co., Inc.	Water Utilities	2,235	310,911
	Crown Castle, Inc.	Specialized REITs	3,907	401,366
	CSX Corp.	Ground Transportation	7,226	235,784
	Entergy Corp.	Electric Utilities	4,271	355,005
	Exelon Corp.	Electric Utilities	9,493	412,186
	NextEra Energy, Inc.	Electric Utilities	6,837	474,625
	Public Service Enterprise Group, Inc.	Multi-Utilities	2,609	219,626
				2,409,503
	Total Common Stocks (Cost $10,157,040)			11,596,953

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Preferred Stock 1.6%
	Brazil 1.6%
[c]	Cia Paranaense de Energia - Copel, Class B, 6.188%, pfd.	Electric Utilities	85,733	195,724
	Total Preferred Stocks (Cost $159,794)			195,724
	Total Investments before Short-Term Investments (Cost $10,316,834)			11,792,677
	Short-Term Investments 1.6%
	Money Market Funds 1.6%
	United States 1.6%
[d]	JPMorgan 100% U.S. Treasury Securities Money Market Fund, 3.80%	Money Market Funds	185,198	185,198
	Total Short-Term Investments (Cost $185,198)			185,198
	Total Investments (Cost $10,502,032) 99.7%			11,977,875
	Other Assets, less Liabilities 0.3%			39,664
	Net Assets 100.0%			$ 12,017,539
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $1,595,738, representing 13.3% of net assets.
[b]Non-income producing.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Disruptive Commerce ETF	Country	Shares	Value
	Common Stocks 99.9%
	Broadline Retail 18.8%
	Alibaba Group Holding Ltd., Class A	China	2,514	$ 35,164
[a]	Amazon.com, Inc.	United States	3,140	688,885
[a]	Coupang, Inc.	United States	3,401	101,894
	eBay, Inc.	United States	1,273	94,787
[a]	Etsy, Inc.	United States	213	10,684
[a]	Global-e Online Ltd.	Israel	1,811	60,741
[a]	MercadoLibre, Inc.	Brazil	152	397,272
	Naspers Ltd., Class N	South Africa	171	53,070
[a]	PDD Holdings, Inc., ADR	China	352	36,840
	Prosus NV	Netherlands	964	53,717
				1,533,054
	Capital Markets 2.0%
[a]	Coinbase Global, Inc., Class A	United States	313	109,703
[a]	Robinhood Markets, Inc., Class A	United States	603	56,459
				166,162
	Commercial Services & Supplies 1.6%
[a]	ACV Auctions, Inc., Class A	United States	1,144	18,556
[a]	Copart, Inc.	United States	1,218	59,767
[a]	Liquidity Services, Inc.	United States	320	7,549
	RB Global, Inc.	Canada	389	41,308
				127,180
	Consumer Finance 0.1%
[a]	Dave, Inc.	United States	39	10,468
	Consumer Staples Distribution & Retail 4.5%
	Costco Wholesale Corp.	United States	225	222,736
[a]	Maplebear, Inc.	United States	1,488	67,317
	Walmart, Inc.	United States	810	79,202
				369,255
	Diversified Consumer Services 0.7%
[a]	Duolingo, Inc.	United States	145	59,453
	Entertainment 12.4%
[a]	Netflix, Inc.	United States	256	342,817
	Nintendo Co. Ltd., ADR	Japan	3,876	93,102
[a]	ROBLOX Corp., Class A	United States	1,917	201,668
[a]	Sea Ltd., ADR	Singapore	1,518	242,789
[a]	Spotify Technology SA	United States	167	128,146
				1,008,522
	Financial Services 11.0%
[a]	Adyen NV, ADR	Netherlands	5,324	97,482
[a]	Affirm Holdings, Inc.	United States	2,126	146,992
	Jack Henry & Associates, Inc.	United States	264	47,565
	Mastercard, Inc., Class A	United States	323	181,507
[a]	PayPal Holdings, Inc.	United States	447	33,221
[a]	Shift4 Payments, Inc., Class A	United States	672	66,602
[a]	Toast, Inc., Class A	United States	3,492	154,661
	Visa, Inc., Class A	United States	472	167,583
				895,613
	Ground Transportation 3.6%
[a]	Lyft, Inc., Class A	United States	1,042	16,422
[a]	Uber Technologies, Inc.	United States	2,560	238,848
[a]	XPO, Inc.	United States	282	35,614
				290,884

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Health Care Technology 1.1%
[a]	Doximity, Inc., Class A	United States	1,495	91,703
	Hotels, Restaurants & Leisure 14.0%
[a]	Airbnb, Inc., Class A	United States	301	39,834
	Booking Holdings, Inc.	United States	60	347,355
[a,b]	Delivery Hero SE	Germany	259	6,984
[a]	DoorDash, Inc., Class A	United States	1,987	489,815
	Expedia Group, Inc.	United States	394	66,460
[a]	MakeMyTrip Ltd.	India	1,609	157,714
[a,b]	Meituan, Class B	China	2,068	33,009
				1,141,171
	Industrial REITs 0.1%
	Prologis, Inc.	United States	70	7,358
	Interactive Media & Services 7.1%
	Alphabet, Inc., Class A	United States	609	107,324
	Meta Platforms, Inc., Class A	United States	468	345,426
[b]	Scout24 SE	Germany	300	41,238
	Tencent Holdings Ltd.	China	1,153	73,880
[a,b]	Trustpilot Group PLC	United Kingdom	2,327	7,723
				575,591
	IT Services 8.2%
[a]	GoDaddy, Inc., Class A	United States	278	50,057
[a]	Shopify, Inc., Class A	Canada	5,029	580,095
[a]	Wix.com Ltd.	Israel	252	39,932
				670,084
	Media 0.4%
[a]	Trade Desk, Inc., Class A	United States	491	35,347
	Professional Services 0.4%
	TransUnion	United States	359	31,592
	Software 7.5%
[a]	AppLovin Corp., Class A	United States	753	263,610
[a]	Descartes Systems Group, Inc.	Canada	683	69,424
[a]	Fair Isaac Corp.	United States	22	40,215
[a]	HubSpot, Inc.	United States	86	47,870
[a]	Life360, Inc.	United States	1,313	85,673
[a]	Manhattan Associates, Inc.	United States	396	78,198
[a]	Samsara, Inc., Class A	United States	676	26,892
				611,882
	Specialty Retail 5.2%
[a]	Carvana Co.	United States	752	253,394
[a]	Chewy, Inc., Class A	United States	3,436	146,442
	ZOZO, Inc.	Japan	1,900	20,481
				420,317
	Trading Companies & Distributors 1.2%
	Fastenal Co.	United States	1,537	64,554
	WW Grainger, Inc.	United States	36	37,448
				102,002
	Total Common Stocks (Cost $7,047,821)			8,147,638
	Total Investments (Cost $7,047,821) 99.9%			8,147,638
	Other Assets, less Liabilities 0.1%			10,237
	Net Assets 100.0%			$ 8,157,875
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $88,954, representing 1.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Dynamic Municipal Bond ETF	Principal Amount*	Value
	Corporate Bonds & Notes 1.0%
	Arizona 1.0%
	Grand Canyon University, 5.125%, 10/01/28	7,500,000	$ 7,292,728
	Puerto Rico 0.0%†
[a,b]	AES Puerto Rico LP, 12.50%, 12/15/25	89,627	89,627
	Total Corporate Bonds & Notes (Cost $7,167,534)		7,382,355
	Municipal Bonds 100.4%
	Alabama 7.4%
	Black Belt Energy Gas District,
	[c] VRDN, Refunding, 4.00%, 6/01/51	200,000	202,502
	[c] VRDN, Series A, 5.25%, 5/01/55	9,815,000	10,212,164
[d]	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	85,987
	Energy Southeast A Cooperative District,
	[c] VRDN, Series A-1, 5.50%, 11/01/53	2,180,000	2,353,905
	[c] VRDN, Series B, 5.25%, 7/01/54	5,205,000	5,571,091
	[c] VRDN, Series B-1, 5.75%, 4/01/54	915,000	999,721
	Homewood Educational Building Authority, CHF - Horizons II LLC, 5.50%, 10/01/44	1,070,000	1,096,787
	MidCity Improvement District,
	Special Assessment Area, Series 2022, 4.25%, 11/01/32	600,000	564,676
	[d] Special Assessment Area, Series 2024, 6.50%, 11/01/44	250,000	232,849
	Selma Industrial Development Board, International Paper Co, Refunding, Series A, 4.20%, 5/01/34	2,640,000	2,670,244
[c]	Southeast Alabama Gas Supply District, Project No.1, Refunding, VRDN, Series A, 5.00%, 8/01/54	2,930,000	3,082,322
	Southeast Energy Authority A Cooperative District,
	Refunding, Series A-1, 5.00%, 11/01/35	7,730,000	7,993,342
	[c] VRDN, Refunding, Series A-1, 5.00%, 10/01/55	2,665,000	2,810,232
	[c] VRDN, Series A, 5.00%, 1/01/56	5,610,000	5,728,499
	[c] VRDN, Series A-1, 5.50%, 1/01/53	845,000	902,029
	[c] VRDN, Series B, 5.25%, 3/01/55	8,995,000	9,402,856
			53,909,206
	Alaska 0.1%
	Northern Tobacco Securitization Corp., Refunding, Series A, 4.00%, 6/01/39	1,000,000	938,800
	Arizona 1.1%
[c]	Chandler Industrial Development Authority, Intel Corp, AMT, VRDN, 5.00%, 9/01/42	2,145,000	2,183,308
	Glendale Industrial Development Authority, People of Faith Inc Obligated Group, 4.00%, 5/15/31	160,000	154,566
[c]	Industrial Development Authority of the City of Phoenix Arizona, Mayo Clinic Arizona, VRDN, Series B, 3.25%, 11/15/52	700,000	700,000
[d]	Maricopa County Industrial Development Authority, Grand Canyon University Obligated Group, 7.375%, 10/01/29	2,925,000	3,030,915
	Sierra Vista Industrial Development Authority,
	[d] American Leadership Academy Inc, 5.00%, 6/15/44	1,500,000	1,433,289
	[d] Georgetown Community Development Authority, 9.00%, 10/01/37	250,000	241,014
	Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	225,000	223,304
			7,966,396
	Arkansas 0.2%
	Arkansas Development Finance Authority,
	Washington Regional Medical Center, 5.00%, 2/01/35	1,475,000	1,504,474
	Washington Regional Medical Center, 5.00%, 2/01/36	160,000	162,744
			1,667,218
	California 7.9%
[c]	Anaheim Housing & Public Improvements Authority, City of Anaheim CA Water System Revenue, VRDN, Series A, 3.20%, 10/01/54	2,000,000	2,000,000
	California Community Choice Financing Authority,
	[b] Series B, 5.00%, 3/01/56	1,820,000	1,933,994
	[b] Series E-2, 1 day USD SOFR + 1.67%, 4.591%, 2/01/54	4,595,000	4,603,562
	[c] VRDN, 5.25%, 1/01/54	8,775,000	9,199,721
	[c] VRDN, 5.50%, 10/01/54	990,000	1,061,944

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[d]	California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000	463,159
	California Community Housing Agency,
	[d] Arbors Apartments, Series A, 5.00%, 8/01/50	2,185,000	2,017,330
	[d] Aster Apartments, Series A-2, 4.00%, 2/01/43	2,630,000	2,320,565
	[d] Brio Apartments & Next on Lex Apartments, Series A, 4.00%, 8/01/47	1,320,000	988,748
	[d] Fountains at Emerald Park, 4.00%, 8/01/46	2,510,000	2,058,498
	[d] K Street Flats, 4.00%, 8/01/50	1,125,000	840,831
	[d] Verdant at Green Valley Apartments, 5.00%, 8/01/49	1,935,000	1,717,913
	California Health Facilities Financing Authority, Episcopal Communities & Services for Seniors Obligated Group, Series A, 3.85%, 11/15/27	1,000,000	1,002,148
[c,d]	California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, AMT, Refunding, VRDN, Series A, 9.50%, 1/01/65	1,450,000	1,374,894
	California Municipal Finance Authority,
	Caritas Corp, Refunding, Series 2021B, 3.00%, 8/15/31	145,000	139,084
	LAX Integrated Express Solutions LLC, AMT, 3.50%, 12/31/35	150,000	138,499
	LAX Integrated Express Solutions LLC, AMT, 5.00%, 12/31/31	265,000	271,074
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 6/30/27	125,000	128,338
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 6/30/29	420,000	433,042
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 12/31/43	190,000	185,713
	LAX Integrated Express Solutions LLC, Series A-P3, 5.00%, 12/31/27	100,000	103,279
	Series C, 5.50%, 9/01/34	60,000	64,570
	Series C, 5.75%, 9/01/37	400,000	428,457
	Series C, 6.00%, 9/01/42	630,000	670,922
	Series D, 6.00%, 9/01/42	265,000	282,213
[a,d,e]	California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	2
	California School Finance Authority,
	[d] 5.00%, 6/01/27	50,000	50,705
	[d] Aspire Public Schools Obligated Group, Refunding, 5.00%, 8/01/36	1,450,000	1,449,924
	[d] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	160,000	152,573
	[d] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	249,149
	[d] Summit Public Schools Obligated Group, 5.00%, 6/01/27	50,000	52,010
[d]	City & County of San Francisco Special Tax District No., Series A, 4.00%, 9/01/36	100,000	96,752
[d]	CMFA Special Finance Agency, Solana at Grand, Series A-2, 4.00%, 8/01/45	2,685,000	2,270,524
[d]	CMFA Special Finance Agency VII, The Breakwater Apartments, 4.00%, 8/01/47	2,375,000	2,112,172
[d]	CMFA Special Finance Agency VIII, Junior-Elan Huntington Beach, 4.00%, 8/01/47	2,905,000	2,544,027
[d]	CMFA Special Finance Agency XII, Allure Apartments, 4.375%, 8/01/49	1,625,000	1,332,603
	CSCDA Community Improvement Authority,
	[d] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	136,477
	[d] Parallel-Anaheim, Series A, 4.00%, 8/01/56	100,000	85,706
	[d] Renaissance at City Center, 5.00%, 7/01/51	1,330,000	1,204,841
	[d] Towne at Glendale Apartments, 5.00%, 9/01/37	900,000	891,058
	[d] Waterscape Apartments, Series B, 4.00%, 9/01/46	1,390,000	1,104,764
[d]	Elsinore Valley Municipal Water District, Community Facilities District No. 2020, Series 2021A, 4.00%, 9/01/27	100,000	100,394
[c]	Long Beach Bond Finance Authority, VRDN, Series B, 3 mo. USD Term SOFR + 1.45%, 4.524%, 11/15/27	3,000,000	3,035,855
[c]	Los Angeles Department of Water & Power, Refunding, VRDN, Series A, 3.00%, 7/01/48	3,700,000	3,700,000
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	100,288
	River Islands Public Financing Authority,
	Community Facilities District No. 2003, 5.00%, 9/01/32	500,000	526,124
	Series 2023-1, 5.00%, 9/01/38	435,000	444,587
[c]	Southern California Public Power Authority, Libor-Project No 1, VRDN, Series A, 3 mo. USD Term SOFR + 1.47%, 4.51%, 11/01/38	1,255,000	1,207,873
			57,276,906
	Colorado 3.3%
	Bradburn Metropolitan District No. 2, Bradburn Metropolitan District No. 2, Refunding, Series A, 5.00%, 12/01/38	600,000	592,283
	Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000	198,437
	Colorado Health Facilities Authority,
	BSLC II Obligated Group, 5.25%, 9/15/45	1,575,000	1,538,527
	[c] Children’s Hospital Colorado Obligated Group, Refunding, VRDN, Series A, 4.00%, 12/01/52	1,600,000	1,600,000
	Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	99,703

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	CommonSpirit Health Obligated Group, Refunding, Series A, 4.00%, 8/01/37	1,480,000	1,424,045
	CommonSpirit Health Obligated Group, Refunding, Series A, 4.00%, 8/01/39	1,405,000	1,313,783
	CommonSpirit Health Obligated Group, Refunding, Series A-1, 4.00%, 8/01/38	685,000	651,308
	CommonSpirit Health Obligated Group, Series A, Refunding, 5.00%, 8/01/39	1,975,000	2,006,536
	[c] Intermountain Healthcare Obligated Group, VRDN, Series D, 3.85%, 5/15/64	4,000,000	4,000,000
	Denver Health & Hospital Authority,
	[d] Refunding, Series A, 4.00%, 12/01/36	105,000	101,616
	Refunding, Series A, 4.00%, 12/01/37	1,060,000	1,010,395
	Refunding, Series A, 4.00%, 12/01/38	1,000,000	937,609
	Refunding, Series A, 4.00%, 12/01/39	1,820,000	1,680,375
	Series A, 5.00%, 12/01/45	990,000	970,306
[c]	E-470 Public Highway Authority, Refunding, Series B, VRDN, 1 day USD SOFR + 0.75%, 3.691%, 9/01/39	1,000,000	994,281
[d]	Karl’s Farm Metropolitan District No. 2, Series A, 5.625%, 12/01/50	1,695,000	1,752,668
[d]	Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, Series A, 5.00%, 4/01/35	1,300,000	1,377,509
	Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	100,001
	Southlands Metropolitan District No. 1,
	Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	98,352
	Refunding, Series A-1, 5.00%, 12/01/37	310,000	304,372
	Series A-2, 3.50%, 12/01/27	160,000	157,435
	Sterling Ranch Community Authority Board, Special Assessment, Special Improvement District N, 5.625%, 12/01/43	1,270,000	1,272,870
			24,182,411
	Connecticut 0.7%
	Connecticut State Health & Educational Facilities Authority,
	Masonicare Corp Obligated Group, Refunding, Series F, 5.00%, 7/01/37	1,150,000	1,131,342
	Masonicare Corp Obligated Group, Refunding, Series F, 5.00%, 7/01/43	4,000,000	3,682,560
	[d] McLean Affiliates Obligated Group, Series A, 5.00%, 1/01/30	100,000	99,655
	Sacred Heart University Inc, Refunding, 5.00%, 7/01/29	5,000	5,170
			4,918,727
	Delaware 0.3%
	County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	101,850
	Delaware State Economic Development Authority, Newark Charter School Inc, Refunding, 4.00%, 9/01/41	1,000,000	873,778
	Delaware State Housing Authority, Series B, 4.65%, 7/01/40	1,000,000	1,001,657
			1,977,285
	District of Columbia 0.0%†
	District of Columbia,
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/37	95,000	104,884
	Plenary Infrastructure DC LLC, AMT, Series A, 5.50%, 8/31/36	25,000	27,707
			132,591
	Florida 11.7%
	Abbott Square Community Development District, 2022 Project, Special Assessment, 5.00%, 6/15/32	200,000	205,726
[c]	Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, VRDN, Series A, 1 day USD SOFR + 0.87%, 3.811%, 12/01/37	405,000	396,518
	Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/31	185,000	187,452
[d]	Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	100,000	98,497
[d]	Astonia Community Development District, Assessment Area One Project, Special Assessment, Series 2020, 3.375%, 5/01/30	145,000	142,469
	Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	35,000	34,549
[d]	Avalon Park West Community Development District, 2020 Project Area, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	96,718
	Aventura Isles Community Development District, Special Assessment, Refunding, 5.00%, 5/01/43	1,210,000	1,170,175
	Babcock Ranch Community Independent Special District,
	Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	48,435
	Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	139,776
	Assessment Area, Special Assessment, Refunding, Series 2022, 4.125%, 5/01/27	525,000	525,912

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Belmond Reserve Community Development District, 2020 Project, Special Assessment, 3.25%, 5/01/30	100,000	97,061
	Berry Bay Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	94,470
	Black Creek Community Development District, Expansion Area Project, Special Assessment, Series 2022, 5.125%, 6/15/32	100,000	103,981
[d]	Brightwater Community Development District, Assessment Area Two, Special Assessment, 5.35%, 5/01/44	250,000	242,848
	Buena Lago Community Development District, Assessment Area One Project, Special Assessment, 5.25%, 5/01/42	665,000	661,102
	Capital Projects Finance Authority,
	Florida University Project, Refunding, Series 2020A-1, 5.00%, 10/01/32	1,555,000	1,629,865
	Florida University Project, Refunding, Series 2020A-1, 5.00%, 10/01/35	1,000,000	1,028,505
	Florida University Project, Refunding, Series A-1, 5.00%, 10/01/30	1,000,000	1,059,116
	Florida University Project, Refunding, Series A-1, 5.00%, 10/01/34	1,000,000	1,034,592
	[d] PRG - UnionWest Properties LLC, Series 2024A-1, 5.25%, 6/01/44	1,000,000	995,969
	Capital Trust Agency, Inc.,
	[d] AcadeMir Charter School West, 3.00%, 7/01/31	125,000	115,550
	[d] Educational Growth Fund LLC, 3.375%, 7/01/31	90,000	85,824
	Liza Jackson Preparatory School Inc, 4.00%, 8/01/30	245,000	244,922
	[d] South Tech Schools Obligated Group, Series A, 5.00%, 6/15/40	1,015,000	937,376
	[d] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	290,000	268,525
	Capital Trust Authority,
	[d,f] Gulf Coast Portfolio Obligated Group, Refunding, 3/01/29	855,000	706,990
	[d] Madrone Florida Tech Student Housing I LLC, Series A, 4.75%, 7/01/40	450,000	432,031
	[d] Madrone Florida Tech Student Housing I LLC, Series A, 5.00%, 7/01/45	350,000	330,206
	Caymas Community Development District, Assessment Area One, Special Assessment, 4.45%, 5/01/31	240,000	241,579
[d]	Cedar Crossings Community Development District, 2025 Project, Special Assessment, 5.30%, 5/01/45	500,000	474,742
	Celebration Community Development District, Assessment Area One Project, Special Assessment, Series 2021, 3.125%, 5/01/41	50,000	40,168
	Central Parc Community Development District, Special Assessment, Series 2024, 5.70%, 5/01/44	1,000,000	972,148
	Chaparral Palm Bay Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/31	410,000	411,527
	City of Jacksonville, Genesis Health Inc Obligated Group, Refunding, 4.00%, 11/01/40	1,565,000	1,429,571
[d]	City of Venice, Refunding, Series B-2, 4.50%, 1/01/30	550,000	550,870
	Coddington Community Development District, Special Assessment, Series 2022, 5.00%, 5/01/32	270,000	282,222
	Connerton East Community Development District,
	Assessment Area One, Special Assessment, Series 2023, 4.25%, 6/15/30	165,000	167,035
	Assessment Area Two, Special Assessment, 5.45%, 6/15/45	500,000	479,105
	Coral Bay Lee County Community Development District, Assessment Area One, Special Assessment, 5.50%, 5/01/42	280,000	283,115
	Coral Keys Homes Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	165,000	160,171
	Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	96,084
	Cordova Palms Community Development District,
	Assessment Area 1, Special Assessment, 4.80%, 5/01/27	50,000	50,449
	Special Assessment, Series 2021, 2.80%, 5/01/31	100,000	92,413
	Creekview Community Development District, Phase 2, Special Assessment, Series 2024, 5.375%, 5/01/44	470,000	449,482
[d]	Curiosity Creek Community Development District, Assessment Area One, Special Assessment, 4.65%, 5/01/31	300,000	301,110
	Cypress Bluff Community Development District,
	Assessment Area One, Special Assessment, 5.30%, 5/01/45	660,000	633,453
	[d] Special Assessment, Series 2020A, 3.125%, 5/01/30	55,000	53,938
	Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	55,000	55,124
	Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment, 4.875%, 5/01/30	370,000	376,078
	Darby Community Development District, Special Assessment, Series A-2, 5.875%, 5/01/35	400,000	407,033
	Del Webb Oak Creek Community Development District, 2023 Project, Special Assessment, 4.125%, 5/01/30	105,000	106,157
	Del Webb River Reserve Community Development District, Del Webb River Reserve Community Development District, Special Assessment, 5.625%, 5/01/45	425,000	425,498

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[d]	Downtown Doral South Community Development District, Assessment Area 2, Special Assessment, 4.25%, 12/15/28	215,000	216,123
[d]	DW Bayview Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/32	100,000	95,633
	East 547 Community Development District, Assessment Area 2, Special Assessment, 5.50%, 5/01/30	155,000	159,351
	East Bonita Beach Road Community Development District, Assessment Area Two, Special Assessment, 3.00%, 5/01/32	100,000	95,458
	Edgewater East Community Development District,
	Assessment Area One, Special Assessment, 3.10%, 5/01/31	100,000	94,840
	Assessment Area Two, Special Assessment, 3.00%, 5/01/27	125,000	123,007
[d]	Enbrook Community Development District, Special Assessment, Series 2020, 3.00%, 5/01/30	100,000	94,659
	Entrada Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	300,000	283,968
	Epperson North Community Development District,
	Assessment Area Four, Special Assessment, 4.50%, 5/01/31	135,000	135,801
	Assessment Area Two, Special Assessment, 3.00%, 5/01/31	80,000	74,906
	Escambia County Health Facilities Authority, Baptist Hospital Inc Obligated Group, Refunding, 5.00%, 8/15/34	2,240,000	2,338,377
	Everlands Community Development District, Assessment Area Two, Special Assessment, 5.25%, 6/15/44	275,000	268,961
	Everlands II Community Development District, Special Assessment, Series 2024, 5.20%, 6/15/44	125,000	121,666
	Florida Development Finance Corp.,
	[c,d] AAF Operations Holdings LLC, AMT, Refunding, VRDN, 12.00%, 7/15/32	800,000	796,000
	[c,d] Brightline Florida Holdings LLC, AMT, VRDN, Series A, 8.25%, 7/01/57	700,000	719,478
	[d] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	204,914
	[d] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	96,561
	Refunding, Series A, 5.00%, 2/01/39	2,615,000	2,654,777
	Florida Housing Finance Corp., Series 3, 5.00%, 7/01/45	430,000	430,607
	Florida Municipal Loan Council, AMT, Special Assessment, 5.15%, 5/01/44	220,000	216,416
	Flow Way Community Development District, Special Assessment, Series 2024, Refunding, 5.00%, 5/01/44	1,000,000	968,277
[d]	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000	141,362
	Fox Branch Ranch Community Development District, Assessment Area One, Special Assessment, 5.20%, 5/01/45	530,000	506,667
	Gardens at Hammock Beach Community Development District, Special Assessment, Assessment Area One, 5.375%, 5/01/44	610,000	596,391
	Grand Oaks Community Development District, Assessment Area 2, Special Assessment, 4.00%, 5/01/30	150,000	149,129
	Grande Pines Community Development District, Assessment Area Two, Special Assessment, 4.65%, 5/01/34	430,000	433,428
	Hacienda North Community Development District, Special Assessment, Series 2023, 5.50%, 5/01/33	135,000	141,062
	Hammock Oaks Community Development District, Special Assessment, Assessment Area Two, 5.00%, 5/01/31	120,000	121,361
	Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	97,232
	Harmony on Lake Eloise Community Development District, Assessment Area Two, Special Assessment, 5.45%, 11/01/45	500,000	484,071
	Harvest Ridge Community Development District, Special Assessment, Series 2024, 5.125%, 5/01/44	500,000	488,628
	Hawkstone Community Development District, Assessment Area 4, Special Assessment, 4.375%, 5/01/30	80,000	80,743
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	96,419
	Hickory Tree Community Development District, Assessment Area One, Special Assessment, 4.50%, 5/01/31	455,000	455,672
	Highland Trails Community Development District, Assessment Area One, Special Assessment, 4.70%, 5/01/31	190,000	191,913
[d]	Hillcrest Preserve Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	250,000	230,562
	Hills of Minneola Community Development District, South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	25,000	24,656
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	25,000	24,976

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Hunt Club Grove Community Development District,
	Assessment Area One, Special Assessment, 4.85%, 6/15/31	225,000	226,271
	Assessment Area One, Special Assessment, 5.375%, 6/15/44	185,000	177,940
[g]	Ibis Landing Community Development District, 2025 Project Area, Special Assessment, 5.70%, 6/15/45	535,000	537,646
	Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	93,228
	Juniper Cove Community Development District, Juniper Cove Community Development District, Series 2025, Special Assessment, 5.45%, 5/01/45	500,000	487,028
	Kelly Park Community Development District,
	Assessment Area One Project, Special Assessment, 5.125%, 11/01/30	185,000	188,598
	Assessment Area Two Project, Special Assessment, 5.30%, 5/01/45	650,000	623,855
	Keys Edge Community Development District, Assessment Area One Project, Special Assessment, 5.10%, 5/01/44	475,000	450,345
	Kindred Community Development District II,
	Special Assessment, 5.65%, 5/01/43	315,000	321,024
	Special Assessment, Series 2020, 3.00%, 5/01/30	155,000	150,148
	Kingman Gate Community Development District,
	Special Assessment, Series 2020, 3.125%, 6/15/30	110,000	107,714
	Special Assessment, Series 2021, 2.50%, 6/15/26	20,000	19,773
	Lakes at Bella Lago Community Development District, Special Assessment, 5.75%, 5/01/43	165,000	166,157
	Lakes by the Bay South Community Development District, Special Assessment, Refunding, Series 2024, 5.00%, 5/01/34	440,000	465,269
	Lakes of Sarasota Community Development District,
	Assessment Area One, Special Assessment, 3.40%, 5/01/31	135,000	129,640
	Assessment Area Two, Special Assessment, 3.00%, 5/01/26	80,000	79,414
	Special Assessment, Series A, 5.30%, 5/01/44	425,000	405,159
	Lakes of Sarasota Community Development District 2, Special Assessment, Series A, 5.50%, 5/01/45	630,000	607,930
	Lakewood Ranch Stewardship District,
	Azario Project, Special Assessment, Series 2020, 3.20%, 5/01/30	175,000	169,399
	[d] Lorraine Lakes Project, Special Assessment, Series 2020, 3.125%, 5/01/30	60,000	57,781
	[d] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	96,287
	Special Assessment, Series 2024, 5.25%, 5/01/44	580,000	569,951
	Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	92,292
	Taylor Ranch Project, Special Assessment, 6.125%, 5/01/43	500,000	519,734
	Villages Lakewood Ranch South, Special Assessment, Series 2016, 4.25%, 5/01/26	460,000	460,932
	Langley South Community Development District, Assessment Area One, Special Assessment, 5.125%, 5/01/44	250,000	239,438
	Lawson Dunes Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	65,000	65,264
	Lee County Industrial Development Authority, Shell Point Obligated Group, 4.375%, 11/15/29	1,000,000	1,003,682
	Longleaf Community Development District,
	[d] Neighborhood 4 Assessment Area One, Special Assessment, 4.50%, 5/01/31	140,000	141,637
	Special Assessment, Series A, 4.375%, 5/01/31	250,000	249,375
	Los Cayos Community Development District, 2024 Project, Special Assessment, 4.40%, 6/15/31	265,000	267,743
	LT Ranch Community Development District, Phase IIA Assessment Area, Special Assessment, 5.00%, 5/01/27	105,000	106,348
	LTC Ranch West Residential Community Development District, Assessment Area Four Project, Refunding, Special Assessment, Series AA4, 5.375%, 5/01/44	505,000	477,960
	Madeira Community Development District, Assessment Area No. 2, Special Assessment, 5.50%, 5/01/45	500,000	478,512
	Magnolia Island Community Development District, Assessment Area One, Special Assessment, 5.55%, 5/01/45	250,000	240,427
[d]	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	47,935
	Marion Ranch Community Development District,
	Marion Ranch Community Development District, Series 2024, Special Assessment, 5.70%, 5/01/44	940,000	926,372
	Special Assessment, 5.10%, 5/01/31	190,000	192,578
	Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	70,000	65,370
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	148,399
	Middleton Community Development District A, Special Assessment, Series 2022, 5.45%, 5/01/32	200,000	212,802

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Mirada II Community Development District, 2021 Project Area, Special Assessment, 3.125%, 5/01/31	100,000	92,606
	Newport Isles Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	440,000	415,992
	Normandy Community Development District,
	[d] Assessment Area One, Special Assessment, 4.625%, 5/01/31	435,000	435,848
	[d] Assessment Area One, Special Assessment, 5.30%, 5/01/44	335,000	314,945
[d]	North Powerline Road Community Development District, Special Assessment, Series 2022, 4.75%, 5/01/27	85,000	85,717
	North River Ranch Improvement Stewardship District, Special Assessment, Series A, 5.70%, 5/01/29	145,000	148,107
	North-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series A, 3.25%, 5/01/31	10,000	9,466
	Old Hickory Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	100,000	96,301
	Pacific Ace Community Development District, Assessment Area Two, Special Assessment, 5.20%, 5/01/44	500,000	480,973
	Palermo Community Development District,
	2023 Project, Special Assessment, 4.125%, 6/15/30	65,000	65,607
	Assessment Area Two, Special Assessment, 5.35%, 6/15/45	745,000	733,660
	Palm Beach County Health Facilities Authority,
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	300,000	322,194
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/40	415,000	420,702
	Jupiter Medical Center Obligated Group, Refunding, Series A, 5.00%, 11/01/36	960,000	998,108
	Jupiter Medical Center Obligated Group, Refunding, Series A, 5.00%, 11/01/37	585,000	604,054
	Jupiter Medical Center Obligated Group, Series A, 5.00%, 11/01/39	190,000	193,477
	Jupiter Medical Center Obligated Group, Series A, 5.00%, 11/01/42	145,000	145,057
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 4.00%, 5/15/35	645,000	619,273
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 5.00%, 5/15/27	292,000	292,097
	Lifespace Communities Inc Obligated Group, Series B, 5.00%, 5/15/37	60,000	60,309
	Lifespace Communities, Inc., 5.00%, 5/15/41	555,000	548,776
	Palm Coast Park Community Development District,
	Sawmill Branch Phase 2, Special Assessment, 4.15%, 5/01/27	200,000	200,594
	Sawmill Branch Phase 7, Special Assessment, 5.00%, 5/01/44	270,000	253,455
	Palm Gate Community Development District, 2025 Project, Special Assessments, 5.30%, 6/15/45	595,000	563,704
	Parkview at Long Lake Ranch Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	100,000	95,116
	Parrish Lakes Community Development District,
	Assessment Area One Project, Special Assessment, 4.00%, 5/01/30	155,000	155,026
	Assessment Area Three, Special Assessment, 5.00%, 5/01/31	270,000	272,458
	Parrish Lakes II Community Development District, Assessment Area One, Special Assessment, 5.125%, 5/01/44	500,000	470,487
	Parrish Plantation Community Development District,
	Assessment Area Four Project-S, Special Assessment, 4.75%, 5/01/31	80,000	81,227
	Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	94,719
	Assessment Area Three Project, Special Assessment, 5.80%, 5/01/44	200,000	200,983
	Pasadena Ridge Community Development District, Assessment Area One, Special Assessment, 5.05%, 5/01/44	250,000	235,296
	Peace Creek Village Community Development District, Special Assessment, Series 2024, 4.625%, 5/01/31	325,000	328,213
	Peace Crossing Community Development District, Assessment Area One, Special Assessment, 5.00%, 5/01/31	325,000	325,376
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	147,083
	Pioneer Ranch Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	565,000	525,379
[d]	Preserve at Legends Pointe Community Development District, Preserve at Legends Pointe Community Development District, Series 2025, Special Assessment, 5.625%, 5/01/45	535,000	529,046
	Preserve at South Branch Community Development District, Phase 3, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	96,696
	Reflection Bay Community Development District, Reflection Bay Community Development District, Series 2025, Special Assessment, 5.625%, 5/01/45	210,000	206,929
	Regal Village Community Development District, Special Assessment Area, 5.20%, 5/01/44	230,000	222,817
	Reserve at Van Oaks Community Development District, Special Assessment, Series 2023 Project, 5.125%, 5/01/43	180,000	178,913
	Reunion East Community Development District, Special Assessment, Series 2021, 2.85%, 5/01/31	100,000	92,914

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[d]	Reunion West Community Development District, Assessment Area Four Project, Special Assessment, 4.75%, 11/01/38	120,000	118,670
	River Hall Community Development District,
	[d] Assessment Area 5, Special Assessment, 5.35%, 5/01/44	600,000	574,756
	Special Assessment, Series A, 6.25%, 5/01/43	170,000	176,204
	River Landing Community Development District, River Landing Community Development District, Series 2025, Special Assessment, 5.20%, 5/01/45	640,000	612,565
	Rivers Edge II Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	93,386
[d]	Rivers Edge III Community Development District, Special Assessment, Series 2021, 2.40%, 5/01/26	100,000	98,594
[d]	Rolling Oaks Community Development District, 2022 Assessment Area, Special Assessment, 6.25%, 5/01/42	220,000	226,525
[d]	Rye Ranch Community Development District, Assessment Area One, Special Assessment, Refunding, 5.00%, 11/01/30	40,000	40,681
	Saddle Creek Preserve of Polk County Community Development District, Assessment Area One, Special Assessment, 3.00%, 6/15/30	80,000	77,146
[d]	Saltmeadows Community Development District, 2025 Assessment Area Two, Special Assessment, 5.75%, 5/01/45	230,000	230,356
	Sanctuary Cove Community Development District, Special Assessment, Series 2018, 2.125%, 5/01/26	70,000	68,859
	Sandmine Road Community Development District,
	[d] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	98,026
	Assessment Area Two, Special Assessment, 2.30%, 11/01/26	25,000	24,566
	Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000	99,174
	Sawgrass Village Community Development District, Assessment Area Two, Special Assessment, 6.125%, 11/01/43	155,000	159,125
	Sawyers Landing Community Development District, Special Assessment, Series 2021, 3.75%, 5/01/31	150,000	148,344
	Scenic Terrace North Community Development District, 2023 Assessment Area, Special Assessment, 5.125%, 5/01/30	300,000	305,567
[d]	Seaton Creek Reserve Community Development District, Assessment Area One, Special Assessment, 4.625%, 6/15/30	20,000	20,310
	Sebastian Isles Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	175,000	166,241
	Sherwood Manor Community Development District, Assessment Area Two, Special Assessment, 4.625%, 5/01/30	95,000	96,455
	Shingle Creek at Bronson Community Development District, Special Assessment, Series 2021, 3.10%, 6/15/31	100,000	96,842
	Silver Oaks Community Development District, Special Assessment, 4.70%, 5/01/31	210,000	212,251
	Six Mile Creek Community Development District,
	Assessment Area 2, Phase 3, Refunding, Special Assessment, 3.10%, 5/01/31	75,000	70,571
	Project Area, Special Assessment, Series 2024, 5.10%, 5/01/44	490,000	454,206
[d]	Somerset Bay Community Development District, Special Assessment, Assessment Area One, 4.85%, 5/01/31	305,000	306,316
	Sorrento Pines Community Development District,
	Assessment Area One, 4.375%, 5/01/30	45,000	45,619
	Assessment Area One, 5.25%, 5/01/43	180,000	180,139
	South Fork East Community Development District, Special Assessment, Refunding, Series 2005, 4.00%, 5/01/31	1,390,000	1,369,469
	Southern Groves Community Development District No. 5,
	Special Assessment, Series 2022, 5.80%, 5/01/42	500,000	520,164
	Special Assessment, Series 2024, 5.45%, 5/01/44	345,000	348,658
	Springs at Lake Alfred Community Development District, Assessment Area One, Special Assessment, 5.25%, 5/01/44	365,000	353,230
	St. Augustine Lakes Community Development District,
	2022 Project, Special Assessment, 4.70%, 6/15/29	440,000	445,942
	2022 Project, Special Assessment, 5.375%, 6/15/42	95,000	95,164
[d]	Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	93,155
	Stonegate Preserve Community Development District, 2025 Project Area, Special Assessment, 5.70%, 6/15/45	700,000	702,821
[d]	Stuart Crossing Community Development District, Assessment Area One Project, Special Assessment, 4.375%, 5/01/31	170,000	171,263
	Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	70,726

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Summit View Community Development District, Assessment Area Two, Special Assessment, 4.75%, 5/01/31	410,000	414,521
	Sunbridge Stewardship District, Special Assessment, Series 2022, 4.50%, 5/01/27	135,000	135,978
	Tamarindo Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	93,288
	Terreno Community Development District, 2025 Assessment Area, Special Assessment, 5.40%, 5/01/45	550,000	536,958
	Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	142,109
	Tohoqua Community Development District,
	Phase 2 Project, Special Assessment, 2.875%, 5/01/31	100,000	95,284
	Phase 4A/5A Project, Special Assessment, Series 2021, 2.50%, 5/01/26	60,000	59,249
	Tradition Community Development District No. 9, Special Assessment, Series 2021, 2.70%, 5/01/31	100,000	91,950
[d]	Trevesta Community Development District, Assessment Area Two, Special Assessment, 3.25%, 5/01/30	100,000	97,275
	Twisted Oaks Pointe Community Development District, Assessment Area Two Project, Special Assessment, 5.875%, 5/01/43	170,000	171,879
[d]	Two Lakes Community Development District, Special Assessment, Series 2017, 4.00%, 12/15/28	275,000	275,070
[g]	Two Ridges Community Development District, 2025 Assessment Area Two, Special Assessment, 5.75%, 5/01/45	500,000	501,489
	Two Rivers West Community Development District,
	Special Assessment, Series 2, 5.25%, 5/01/28	245,000	249,319
	Special Assessment, Series 2, 5.375%, 5/01/33	150,000	156,427
	Varrea South Community Development District,
	[d] 2025 Assessment Area, Special Assessment, 4.75%, 5/01/35	235,000	236,407
	[d] 2025 Assessment Area, Special Assessment, 5.625%, 5/01/45	585,000	580,545
	V-Dana Community Development District,
	Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	94,719
	Assessment Area Two-2025 Project, Special Assessment, 5.375%, 5/01/45	500,000	482,020
	Venetian Parc Community Development District, Assessment Area Two, Refunding, 5.00%, 5/01/44	1,000,000	968,277
	Veranda Community Development District II,
	Assessment Area 5, Special Assessment, Refunding, 4.50%, 5/01/31	320,000	323,652
	[d] Special Assessment, Refunding, 3.10%, 5/01/31	70,000	65,625
	Verano No. 2 Community Development District, Special Assessment, Series 2024, 5.35%, 5/01/44	565,000	542,486
	Verano No. 4 Community Development District, Astor Creek Phase 2 Assessment Area, Special Assessment, 5.75%, 5/01/45	165,000	165,894
	Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	119,440
	Village Community Development District No. 13, Limited Offering, Special Assessment, Series 2019, 3.00%, 5/01/29	80,000	77,450
	Village Community Development District No. 5,
	Refunding, Special Assessment, 4.00%, 5/01/33	1,065,000	1,042,845
	Refunding, Special Assessment, 4.00%, 5/01/34	1,535,000	1,489,786
	Villamar Community Development District,
	Assessment Area Five Project, Special Assessment, 5.625%, 5/01/43	190,000	192,363
	Assessment Area Six Project, Special Assessment, 4.625%, 5/01/31	185,000	187,604
	Waterford Community Development District, Assessment Area Two, Special Assessment, 5.20%, 5/01/44	650,000	614,362
	Waterset South Community Development District,
	Special Assessment, Series 2022, 5.375%, 5/01/32	100,000	103,935
	Waterset South Community Development District, Series 2022, Special Assessment, 5.90%, 5/01/42	250,000	256,435
[d]	Wellness Ridge Community Development District, Assessment Area Two, Special Assessment, 5.00%, 6/15/44	355,000	335,582
	West Villages Improvement District,
	Unit of Development No. 12, Assessment Area One, Special Assessment, 5.75%, 5/01/45	410,000	416,152
	Unit of Development No. 7, Special Assessment, 3.125%, 5/01/31	100,000	93,828
	Unit of Development No. 8, Special Assessment, 4.625%, 5/01/29	265,000	268,657
	Unit of Development No. 8, Special Assessment, 5.375%, 5/01/42	135,000	136,128
	Willowbrook Community Development District, Special Assessment, Assessment Area One Project, 4.95%, 5/01/31	205,000	206,671
	Winding Oaks Community Development District, Assessment Area One, Special Assessment, 5.40%, 5/01/44	500,000	480,153
	Windsor Cay Community Development District, Assessment Area One Project, Special Assessment, 4.60%, 5/01/31	220,000	223,846
	Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	97,387

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	165,000	165,725
	Woodcreek Community Development District, Assessment Area Two, Special Assessment, 5.35%, 5/01/45	575,000	543,477
[d]	Woodland Preserve Community Development District, Assessment Area One, Special Assessment, 5.30%, 5/01/45	630,000	604,660
	Woodland Ranch Estates Community Development District, Woodland Ranch Estates Community Development District, Series 2025, Special Assessment, 5.55%, 5/01/45	500,000	484,263
	Yarborough Lane Community Development District,
	Special Assessment, Series 2024, 4.75%, 5/01/31	250,000	250,768
	Special Assessment, Series 2024, 5.35%, 5/01/44	245,000	233,102
			84,612,467
	Georgia 1.7%
	DeKalb County Housing Authority, HADC Avenues LLC, Refunding, 4.125%, 12/01/34	2,000,000	1,951,566
	Development Authority of Rockdale County, Refunding, 5.375%, 12/01/36	200,000	201,064
[d]	George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	334,401
	Georgia Housing & Finance Authority, Series C, 5.05%, 12/01/45	2,000,000	2,006,295
	Main Street Natural Gas, Inc.,
	[c] VRDN, Series A, 5.00%, 6/01/53	3,175,000	3,329,668
	[c] VRDN, Series B, 5.00%, 12/01/54	1,475,000	1,559,629
	[c] VRDN, Series E, 5.00%, 12/01/53	1,415,000	1,491,648
	[c] VRDN, Series E-2, 1 day USD SOFR + 1.70%, 4.641%, 12/01/53	1,280,000	1,286,858
			12,161,129
	Idaho 0.1%
	Idaho Housing & Finance Association,
	[d] College of Idaho Inc, Refunding, 5.00%, 11/01/25	380,000	380,895
	White Pine Charter School Project, 5.25%, 5/01/38	300,000	310,665
			691,560
	Illinois 11.3%
	Chicago Board of Education,
	Chicago Board of Education, Refunding, Series A, 5.50%, 12/01/26	2,390,000	2,426,266
	[f] Refunding, Series A, 12/01/25	500,000	491,745
	Series A, 5.00%, 12/01/38	2,100,000	2,095,164
	Series A, 5.00%, 12/01/40	1,500,000	1,471,275
	Series A, 5.00%, 12/01/41	500,000	483,591
	Series A, 5.50%, 12/01/31	2,000,000	2,137,370
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.00%, 4/01/38	2,300,000	2,384,589
	5.00%, 4/01/45	1,220,000	1,202,751
	5.25%, 4/01/34	950,000	1,034,101
	5.25%, 4/01/37	650,000	690,739
	5.25%, 4/01/39	1,000,000	1,044,965
	5.75%, 4/01/48	7,000,000	7,244,478
	Chicago Midway International Airport,
	AMT, Refunding, Series A, 5.50%, 1/01/38	750,000	815,286
	AMT, Refunding, Series C, 5.00%, 1/01/40	40,000	40,596
	AMT, Refunding, Series C, 5.00%, 1/01/41	1,750,000	1,757,202
	Chicago O’Hare International Airport,
	TrIPs Obligated Group, AMT, 5.50%, 7/01/39	1,400,000	1,499,624
	TrIPs Obligated Group, AMT, 5.50%, 7/01/40	1,000,000	1,064,511
	City of Chicago,
	Refunding, Series A, 5.00%, 1/01/33	400,000	416,268
	Refunding, Series A, 5.00%, 1/01/34	1,690,000	1,749,626
	Refunding, Series B, 4.00%, 1/01/37	4,000,000	3,699,640
	Series A, 5.50%, 1/01/39	1,250,000	1,286,875
	Series A, 5.50%, 1/01/40	8,495,000	8,711,906
	Series C, 6.00%, 1/01/43	2,250,000	2,373,752
	Series F, 6.00%, 1/01/43	1,565,000	1,653,473
	Illinois Finance Authority,
	[d] Acero Charter Schools, Inc. Obligated Group, Refunding, 4.00%, 10/01/31	980,000	956,820
	[b,d] Centerpoint Joliet Terminal Railroad LLC, AMT, 4.80%, 12/01/43	1,500,000	1,519,769
	Chicago School - California Inc, 5.25%, 4/01/41	175,000	177,435

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Chicago School - California, Inc., 5.25%, 4/01/44	1,070,000	1,068,656
	[c] Field Museum of Natural History, Refunding, VRDN, 1 day USD SOFR + 1.20%, 4.273%, 11/01/34	380,000	379,776
	Lawndale Educational & Regional Network Charter School Obligated Group, Refunding, 4.00%, 11/01/30	250,000	253,910
	Lawndale Educational & Regional Network Charter School Obligated Group, Refunding, 4.00%, 11/01/31	255,000	258,093
	[c] OSF Healthcare System Obligated Group, VRDN, Refunding, 5.00%, 5/15/50	1,055,000	1,068,835
	[d] Rosalind Franklin University of Medicine and Science, 5.25%, 8/01/35	2,900,000	2,889,856
	The Chicago School, 5.00%, 4/01/35	200,000	211,588
	The Chicago School, 5.25%, 4/01/37	130,000	137,632
	The Chicago School, 5.25%, 4/01/38	1,000,000	1,047,380
	Westminster Village Inc Obligated Group, Series A, Refunding, 5.25%, 5/01/38	1,185,000	1,141,386
	Illinois Housing Development Authority, Circle Park Preservation LP, Refunding, Series H-1, 4.00%, 1/01/42	2,560,000	2,367,898
	Metropolitan Pier & Exposition Authority,
	State of Illinois McCormick Place Expansion Project Fund, Refunding, Series A, 4.00%, 12/15/42	390,000	349,451
	State of Illinois McCormick Place Expansion Project Fund, Refunding, Series B, 5.00%, 6/15/53	3,500,000	3,394,100
	[f] State of Illinois McCormick Place Expansion Project Fund, Series A, 12/15/30	300,000	245,589
	Northern Illinois University,
	4.25%, 4/01/44	1,260,000	1,134,432
	5.50%, 4/01/49	2,000,000	2,062,281
	State of Illinois,
	Series 1, 6.00%, 11/01/26	660,000	670,793
	Series A, 4.00%, 3/01/41	1,015,000	905,922
	Series A, 5.00%, 3/01/46	2,405,000	2,388,666
	Series B, 5.25%, 5/01/47	3,000,000	3,030,398
	Series B, 5.25%, 5/01/48	3,020,000	3,044,061
	Series C, 5.25%, 10/01/47	2,000,000	2,008,327
[d]	Village of Lincolnwood Il, North Lincoln Redevelopment Project Area, Series A, 4.82%, 1/01/41	1,535,000	1,471,435
[b]	Village of Villa Park, Garden Station Redevelopment Area, 4.50%, 12/31/38	100,000	82,520
			82,042,802
	Indiana 1.1%
[d]	City of Goshen, Green Oaks Of Goshen LLC, Refunding, Series A, 5.00%, 8/01/41	1,000,000	827,188
[d]	City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	95,660
[d]	City of Valparaiso, Green Oaks of Valparaiso LLC, 5.375%, 12/01/41	500,000	437,246
	Indiana Finance Authority,
	Indiana Masonic Home Inc Obligated Group, Series B, 5.00%, 5/01/40	1,625,000	1,613,993
	Ohio Valley Electric Corp, Series 2012C, 3.00%, 11/01/30	150,000	145,922
	Retirement Living Inc Obligated Group, Marquette Project, Refunding, Series A, 5.125%, 3/01/45	3,205,000	3,133,299
	University of Evansville, 7.00%, 9/01/32	170,000	165,261
[d]	Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	677,500	647,279
	Indianapolis Local Public Improvement Bond Bank, Convention Center Hotel, 5.50%, 3/01/38	1,000,000	1,056,882
			8,122,730
	Iowa 1.4%
	Crawford County Memorial Hospital, Inc., 5.00%, 6/15/27	515,000	521,434
	Iowa Finance Authority,
	Altru Health System Obligated Group, Refunding, Series B, 6.60%, 5/15/28	120,000	126,335
	[c] Iowa Fertilizer Co LLC, VRDN, Refunding, 5.00%, 12/01/50	2,425,000	2,750,268
	Lifespace Communities Inc Obligated Group, Refunding, 6.75%, 5/15/33	770,000	864,549
	Lifespace Communities Inc Obligated Group, Refunding, Series B, 7.25%, 5/15/38	500,000	561,195
	Lifespace Communities Inc Obligated Group, Series A, 4.125%, 5/15/38	420,000	393,269
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/32	590,000	593,803
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/41	1,060,000	1,048,113
	[c] Lifespace Communities Inc Obligated Group, VRDN, Series B, 1 day USD SOFR + 0.55%, 3.63%, 5/15/56	500,000	485,175
	Lifespace Communities, Inc., Series A, 5.00%, 5/15/43	295,000	285,825
	Iowa Higher Education Loan Authority, University of Dubuque Project, 5.00%, 10/01/45	2,950,000	2,778,377
			10,408,343

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Kansas 0.1%
	Wyandotte County-Kansas City Unified Government, Legends Apartments Garage & West Law, 4.50%, 6/01/40	685,000	651,001
	Kentucky 0.6%
[c]	City of Berea, Berea College, VRDN, Series A, 3.95%, 6/01/32	645,000	645,000
	Kentucky Public Energy Authority,
	[c] Kentucky Public Energy Authority, VRDN, Series A-2, 1 day USD SOFR + 1.20%, 4.141%, 8/01/52	1,285,000	1,280,970
	[c] Refunding, VRDN, Series B, 5.00%, 1/01/55	2,160,000	2,283,460
			4,209,430
	Louisiana 0.4%
	Lakeshore Villages Master Community Development District, Special Assessment, Series 2022, 5.00%, 6/01/32	245,000	248,050
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[d] Parish of St John the Baptist LA, 3.90%, 11/01/44	160,000	136,220
	Westlake Corp, Refunding, 3.50%, 11/01/32	1,625,000	1,565,141
	New Orleans Aviation Board, AMT, Refunding, Series A, 5.00%, 1/01/38	1,020,000	1,060,950
			3,010,361
	Maine 0.1%
	Maine State Housing Authority, Series D, 4.50%, 11/15/44	1,000,000	961,382
	Maryland 0.4%
	City of Baltimore,
	[d] Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	95,515
	Harbor Point Special Taxing District, Refunding, 4.25%, 6/01/26	135,000	135,012
	County of Frederick, Oakdale-Lake Linganore Development District, Refunding, 3.25%, 7/01/29	140,000	134,438
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 6/30/36	645,000	665,770
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 12/31/36	425,000	436,829
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 12/31/38	250,000	253,410
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 6/30/39	540,000	544,638
[d]	Town of La Plata MD, Heritage Green Special Taxing District, 5.75%, 2/15/35	680,000	673,630
			2,939,242
	Massachusetts 0.7%
	Massachusetts Development Finance Agency,
	[d] CHF Merrimack Inc, Series A, 5.00%, 7/01/44	1,000,000	951,693
	Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	60,000	60,504
	Lasell Village Inc, 5.25%, 7/01/45	1,140,000	1,143,649
	Salem Community Corp Obligated Group, Refunding, 5.00%, 1/01/28	200,000	203,135
	Seven Hills Foundation Obligated Group, Refunding, 6.00%, 9/01/45	400,000	419,594
	Massachusetts Educational Financing Authority, AMT, Series B, 4.25%, 7/01/44	500,000	491,828
[c]	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, VRDN, 2.70%, 7/01/31	2,000,000	2,000,000
			5,270,403
	Michigan 1.0%
	City of Detroit, Series C, 6.00%, 5/01/43	375,000	404,912
	Detroit Downtown Development Authority, Catalyst Development Area, Refunding, 5.00%, 7/01/48	1,500,000	1,512,852
	Grand Rapids Economic Development Corp.,
	Michigan Christian Home Obligated Group, Refunding, 4.00%, 11/01/27	220,000	215,411
	Michigan Christian Home Obligated Group, Refunding, Series A, 4.25%, 11/01/38	45,000	38,532
	Kalamazoo Economic Development Corp.,
	[d] Friendship Village of Kalamazoo Obligated Group, Refunding, 5.00%, 8/15/31	110,000	107,821
	Heritage Community of Kalamazoo Obligated Group, Series A, 5.00%, 5/15/43	1,120,000	1,031,548
	Michigan Finance Authority,
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	95,000	94,642
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	278,114
	Provident Group - HFH Energy LLC, 4.125%, 2/29/44	1,510,000	1,388,033
	University of Detroit Mercy Obligated Group, Refunding, 5.25%, 11/01/35	800,000	833,620
	University of Detroit Mercy Obligated Group, Refunding, 5.25%, 11/01/39	590,000	597,462

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Michigan Strategic Fund,
	I-75 Improvement Project, AMT, 5.00%, 12/31/33	50,000	51,080
	Improvement Project-P3, AMT, 4.125%, 6/30/35	670,000	666,858
	State of Michigan Department of Transportation, AMT, 5.00%, 6/30/48	100,000	96,928
			7,317,813
	Minnesota 2.3%
	City of Ramsey, PACT Charter School, Refunding, Series A, 5.00%, 6/01/32	3,000,000	2,923,210
[c]	City of Rochester, Mayo Clinic, VRDN, Series D, 3.35%, 11/15/64	5,800,000	5,800,000
	Duluth Economic Development Authority, Benedictine Health System Obligated Group, Refunding, 4.00%, 7/01/31	125,000	118,841
	Minneapolis-St. Paul Metropolitan Airports Commission, AMT, Series B, 5.25%, 1/01/49	6,000,000	6,101,178
[c]	Minnesota Municipal Gas Agency, VRDN, Series B, 1 day USD SOFR + 1.00%, 3.948%, 12/01/52	1,400,000	1,398,125
			16,341,354
	Mississippi 0.2%
[d]	Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	154,004
	Mississippi Home Corp., Series C, 4.65%, 12/01/44	1,500,000	1,471,985
			1,625,989
	Missouri 1.7%
	Health & Educational Facilities Authority of the State of Missouri,
	[c] SSM Health Care Obligated Group, VRDN, Series F, 3.90%, 6/01/44	10,900,000	10,900,000
	[c] St Louis University/US, VRDN, Refunding, Series B-1, 3.85%, 10/01/35	1,500,000	1,500,000
	University of Health Sciences & Pharmacy in St Louis, Refunding, Series A, 4.00%, 5/01/37	290,000	243,724
			12,643,724
	Nevada 0.7%
	City of Las Vegas, Special Improvement District No. 815, Special Assessment, 4.75%, 12/01/40	950,000	911,676
	City of Las Vegas Special Improvement District No. 611, Special Improvement District No. 611, Special Assessment, 3.50%, 6/01/31	150,000	138,875
	City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000	184,337
[d]	City of North Las Vegas, NV Special Improvement District No. 66, Special Assessment, 5.00%, 6/01/28	140,000	142,567
	Reno-Tahoe Airport Authority,
	AMT, Series A, 5.25%, 7/01/44	745,000	764,891
	Reno-Tahoe Airport Authority, AMT, Series A, 5.25%, 7/01/42	655,000	679,613
	Reno-Tahoe Airport Authority, AMT, Series A, 5.25%, 7/01/43	1,000,000	1,031,748
	Tahoe-Douglas Visitors Authority,
	4.00%, 7/01/26	770,000	773,936
	5.00%, 7/01/31	250,000	265,538
			4,893,181
	New Jersey 0.8%
	New Jersey Economic Development Authority,
	[c] American Water Co Inc, AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	90,636
	Provident Group-Kean Properties LLC, 5.00%, 7/01/32	100,000	100,491
	Provident Group-Kean Properties LLC, 5.00%, 7/01/37	50,000	48,796
	United Airlines Inc, 5.25%, 9/15/29	215,000	215,075
	New Jersey Higher Education Student Assistance Authority,
	[g] AMT, Refunding, Series 3, 5.00%, 12/01/35	3,100,000	3,178,297
	AMT, Series B, 4.00%, 12/01/44	1,000,000	931,419
	New Jersey Transportation Trust Fund Authority, State of New Jersey, Refunding, Series A, 4.25%, 6/15/40	1,000,000	968,268
	Passaic County Improvement Authority, Series 2024A, 5.00%, 1/01/34	280,000	286,680
			5,819,662
	New Mexico 0.7%
	New Mexico Hospital Equipment Loan Council,
	[c] Presbyterian Healthcare Services Obligated Group, Refunding, VRDN, Series B, 4.00%, 8/01/34	3,850,000	3,850,000
	San Juan Regional Medical Center Inc, Refunding, 4.00%, 6/01/33	1,000,000	982,399
			4,832,399
	New York 7.2%
	Build NYC Resource Corp., TrIPs Obligated Group, AMT, 5.50%, 7/01/42	1,135,000	1,194,530
	Metropolitan Transportation Authority, Series C, 5.00%, 11/15/50	4,460,000	4,422,590

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	New York City Housing Development Corp., 8 Spruce NY Owner LLC, Refunding, Series E, 4.375%, 12/15/31	250,000	255,829
[c]	New York City Municipal Water Finance Authority, Refunding, VRDN, 3.90%, 6/15/33	9,100,000	9,100,000
	New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	65,656
[c,d]	New York State Environmental Facilities Corp., Casella Waste Systems Inc, AMT, VRDN, 5.125%, 9/01/50	250,000	257,336
	New York Transportation Development Corp.,
	American Airlines Inc, AMT, Refunding, 2.25%, 8/01/26	60,000	59,067
	American Airlines Inc, AMT, Refunding, 3.00%, 8/01/31	210,000	193,138
	American Airlines Inc, AMT, Refunding, 5.25%, 8/01/31	70,000	71,590
	Delta Air Lines Inc, AMT, 4.00%, 1/01/36	1,490,000	1,398,685
	Delta Air Lines Inc, AMT, 5.00%, 10/01/40	7,265,000	7,233,766
	Delta Air Lines Inc, AMT, 5.625%, 4/01/40	2,140,000	2,200,561
	Delta Air Lines Inc, AMT, 6.00%, 4/01/35	1,790,000	1,948,178
	JFK International Air Terminal LLC, AMT, 5.00%, 12/01/40	905,000	910,833
	JFK International Air Terminal LLC, AMT, 5.00%, 12/01/41	2,995,000	2,988,185
	JFK International Air Terminal LLC, AMT, 5.00%, 12/01/42	215,000	211,738
	JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/36	250,000	258,579
	JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/37	1,030,000	1,056,539
	JFK International Air Terminal LLC, AMT, Refunding, 5.00%, 12/01/39	330,000	333,444
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/39	2,685,000	2,406,226
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/40	500,000	442,507
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/41	1,380,000	1,209,698
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 5.00%, 12/01/36	425,000	436,104
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 5.00%, 12/01/37	610,000	621,979
	JFK NTO LLC, AMT, 5.25%, 6/30/43	4,930,000	4,964,798
	JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	263,651
	JFK NTO LLC, AMT, Refunding, 4.25%, 6/30/42	4,445,000	4,191,529
	Oneida Indian Nation of New York,
	[d] Oneida Indian Nation of New York, Series A, 8.00%, 9/01/40	2,500,000	2,527,934
	[d] Series B, 6.00%, 9/01/43	250,000	263,243
	Suffolk Regional Off-Track Betting Corp., 5.75%, 12/01/44	1,000,000	1,022,607
			52,510,520
	North Carolina 0.1%
	North Carolina Medical Care Commission,
	Penick Village Obligated Group, Refunding, Series B, 4.75%, 9/01/29	405,000	405,065
	United Methodist Retirement Homes Inc Obligated Group, 4.25%, 10/01/28	350,000	350,205
			755,270
	North Dakota 1.5%
	City of Grand Forks,
	Altru Health System Obligated Group, Refunding, 4.00%, 12/01/38	2,300,000	2,089,844
	Altru Health System Obligated Group, Refunding, 4.00%, 12/01/41	1,875,000	1,621,012
	Altru Health System Obligated Group, Refunding, 5.00%, 12/01/31	1,385,000	1,464,241
	Altru Health System Obligated Group, Refunding, 5.00%, 12/01/33	130,000	135,576
	City of Horace, Refunding, Series B, 4.85%, 8/01/26	1,000,000	1,000,450
	County of Burleigh, University of Mary, 5.10%, 4/15/36	250,000	245,686
	North Dakota Housing Finance Agency,
	Series A, 4.50%, 7/01/37	1,000,000	1,001,783
	Series C, 4.65%, 7/01/44	1,000,000	996,247
	Series D, 4.50%, 7/01/44	2,000,000	1,923,345
			10,478,184
	Ohio 2.5%
	Akron Bath Copley Joint Township Hospital District,
	Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	550,000	551,182
	Summa Health System Obligated Group, Refunding, 4.00%, 11/15/34	130,000	129,768
	Columbus Metropolitan Housing Authority,
	4.00%, 12/01/34	1,910,000	1,896,315
	Cobblestone Manor Project, 4.625%, 8/01/42	2,220,000	2,147,946
	Series A, 5.00%, 4/01/35	5,000,000	5,164,828
	Waldren Woods project, 4.00%, 6/01/34	500,000	486,028

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	450,000	448,328
	County of Franklin,
	Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	192,528
	Ohio Living Obligated Group, Series B, 4.00%, 7/01/28	225,000	224,993
	Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	101,510
[c]	County of Hamilton, TriHealth Obligated Group, VRDN, Refunding, Series B, 4.05%, 8/15/51	200,000	200,000
	Franklin County Convention Facilities Authority, Hotel Project Revenue, 5.00%, 12/01/30	100,000	102,899
[c]	Ohio Air Quality Development Authority, Duke Energy Corp, AMT, Refunding, VRDN, 4.25%, 11/01/39	3,220,000	3,254,840
	Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	315,009
	Ohio Housing Finance Agency, Middletown Phase I Project, 8.00%, 8/01/34	100,000	101,935
	State of Ohio,
	Premier Health Partners Obligated Group, Refunding, 4.00%, 11/15/39	1,335,000	1,217,743
	Premier Health Partners Obligated Group, Refunding, 4.00%, 11/15/40	855,000	766,152
	Premier Health Partners Obligated Group, Refunding, 5.00%, 11/15/35	1,015,000	1,049,664
			18,351,668
	Oklahoma 0.2%
	Tulsa Municipal Airport Trust Trustees, American Airlines Inc, AMT, Refunding, 6.25%, 12/01/35	1,155,000	1,276,884
	Oregon 1.2%
	Oregon State Facilities Authority,
	[c] PeaceHealth Obligated Group, VRDN, Refunding, Series A, 3.60%, 8/01/34	6,100,000	6,100,000
	[c] PeaceHealth Obligated Group, VRDN, Refunding, Series B, 3.90%, 8/01/34	2,500,000	2,500,000
			8,600,000
	Pennsylvania 3.4%
	Adams County General Authority, Brethren Home Community Obligated Group/The, Refunding, Series 2024A, 5.00%, 6/01/44	2,350,000	2,289,993
	Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	40,000	40,606
	Allentown Commercial & Industrial Development Authority,
	[d] Executive Education Academy Charter School, Refunding, 5.00%, 7/01/40	2,075,000	2,054,578
	[d] Executive Education Academy Charter School, Refunding, 5.00%, 7/01/45	490,000	461,162
	Allentown Neighborhood Improvement Zone Development Authority,
	[d] City Center Project, 5.00%, 5/01/28	100,000	103,041
	[d] City Center Project, 5.25%, 5/01/42	200,000	197,950
	Berks County Municipal Authority,
	Series A, 8.00%, 6/30/34	84,000	85,822
	Series A-2A, 6.00%, 6/30/34	42,000	44,479
	Series A-3, 5.00%, 6/30/39	946,000	874,128
	[f] Series B-1, 6/30/44	283,000	205,054
	Chester County Industrial Development Authority, Avon Grove Charter School, 5.00%, 3/01/27	1,000,000	1,015,007
	Franklin County Industrial Development Authority, Menno-Haven Inc Obligated Group, Refunding, 5.00%, 12/01/28	100,000	101,274
[c]	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, VRDN, Refunding, Series B, 3.70%, 6/01/35	2,400,000	2,400,000
	Montgomery County Higher Education & Health Authority, Thomas Jefferson University Obligated Group, Refunding, Series B, 5.00%, 5/01/52	4,635,000	4,506,161
	Pennsylvania Economic Development Financing Authority,
	Philadelphia Water Department, Refunding, 4.00%, 1/01/31	485,000	493,268
	[c] Talen Energy Supply LLC, Refunding, VRDN, 5.25%, 12/01/38	1,000,000	1,006,860
	UPMC Obligated Group, Refunding, Series 2017A, 3.375%, 11/15/33	150,000	146,307
	Pennsylvania Economic Development Financing Authority Parking System Revenue, Refunding, 5.00%, 1/01/26	500,000	504,377
	Pennsylvania Higher Education Assistance Agency, AMT, Series 1A, 5.00%, 6/01/34	1,500,000	1,558,468
	Pennsylvania Housing Finance Agency,
	Series 146A, 4.50%, 10/01/44	1,500,000	1,441,554
	Series 148A, 4.625%, 10/01/45	1,500,000	1,455,402
	[g] Series 149, 4.625%, 4/01/37	3,430,000	3,450,204
[e]	Philadelphia Authority for Industrial Development, Beech International LLC, Series A, 5.625%, 6/15/42	100,000	73,000
	Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	438,951
			24,947,646

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Puerto Rico 1.2%
	Commonwealth of Puerto Rico,
	Series 2021A1, 4.00%, 7/01/33	663,628	647,958
	Series 2021A1, 4.00%, 7/01/35	1,028,772	991,471
	Series 2021A1, 4.00%, 7/01/37	552,885	527,306
	Series 2021A1, 4.00%, 7/01/41	722,607	642,898
	Series 2021A1, 5.625%, 7/01/27	130,932	134,774
	Series 2021A1, 5.625%, 7/01/29	744,821	785,981
	Series 2021A1, 5.75%, 7/01/31	2,289,974	2,471,532
	[f] Series A, 7/01/33	12,391	8,581
	[c,f] VRDN, 11/01/43	39,833	24,547
	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	1,530,997	1,467,686
	Puerto Rico Electric Power Authority,
	Refunding, 5.25%, 7/01/32	175,000	174,117
	Refunding, Series V, 5.25%, 7/01/27	170,000	170,696
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/37	100,000	92,825
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/39	425,000	380,433
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/40	100,000	87,945
	Hospital Auxilio Mutuo Obligated Group, Refunding, 5.00%, 7/01/30	105,000	110,441
			8,719,191
	Rhode Island 0.2%
	Rhode Island Student Loan Authority, AMT, Series A, 5.00%, 12/01/44	1,500,000	1,470,737
	South Carolina 0.7%
	County of Dorchester, SC Summers Corner Improvement District, Special Assessment, 4.50%, 10/01/33	415,000	408,153
[d]	County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	97,154
	Patriots Energy Group Financing Agency,
	[c] VRDN, Refunding, 1 day USD SOFR + 1.90%, 4.821%, 2/01/54	250,000	257,564
	[c] VRDN, Series A1, 5.25%, 10/01/54	3,830,000	4,050,292
[d]	South Carolina Jobs-Economic Development Authority, FAH Pelham LLC, Series B, 7.50%, 8/01/47	150,000	145,903
			4,959,066
	South Dakota 0.4%
	South Dakota Housing Development Authority,
	Refunding, Series C, 4.50%, 11/01/44	1,500,000	1,436,419
	Series C, 4.75%, 11/01/40	1,500,000	1,504,331
			2,940,750
	Tennessee 2.1%
	Chattanooga Health Educational & Housing Facility Board,
	CommonSpirit Health Obligated Group, Refunding, Series A, 4.00%, 8/01/38	1,685,000	1,602,123
	CommonSpirit Health Obligated Group, Refunding, Series A-1, 4.00%, 8/01/37	500,000	481,550
	Cleveland Housing Authority,
	[d] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	286,531
	[d] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	95,510
[c]	Tennergy Corp., VRDN, Series A, 5.50%, 10/01/53	5,470,000	5,743,688
[c]	Tennessee Energy Acquisition Corp., VRDN, Series A, 5.00%, 5/01/52	6,300,000	6,640,585
			14,849,987
	Texas 14.7%
[d]	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools Inc, 4.50%, 6/15/44	830,000	748,709
	Cedar Port Navigation & Improvement District,
	4.00%, 9/01/37	500,000	479,492
	4.00%, 9/01/38	1,000,000	940,443
[d]	City of Alvarado, Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, 5.75%, 9/01/45	555,000	556,477
	City of Anna,
	[d] Hurricane Creek Public Improvement District Improvement Area No. 2, Special Assessment, 5.00%, 9/01/28	682,000	691,640
	[d] Meadow Vista Public Improvement District Improvement Area 1, Special Assessment, 4.875%, 9/15/31	270,000	270,762

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	City of Aubrey, Jackson Ridge Public Improvement District, Refunding, Special Assessment, 5.00%, 9/01/25	505,000	506,240
[d]	City of Austin, Whisper Valley Public Improvement District Improvement Area 2, Special Assessment, 4.75%, 11/01/29	134,000	134,493
[d]	City of Balch Springs, Public Improvement District No. 1, Special Assessment, 5.625%, 9/15/45	714,000	717,910
[d]	City of Bastrop, Valverde Public Improvement District Improvement Area #1, Special Assessment, 5.375%, 9/01/45	620,000	601,948
[d]	City of Blue Ridge, Blue Ridge Crossing Public Improvement District, Special Assessment, 5.625%, 9/15/45	511,000	511,131
	City of Boyd,
	[d] Improvement Area, Special Assessment, 5.625%, 9/15/45	171,000	171,713
	[d] Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, 4.25%, 9/15/30	107,000	107,529
	City of Celina,
	[d] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	50,000	49,789
	[d] Chalk Hill Public Improvement District No. 2, Special Assessment, 5.00%, 9/01/30	185,000	187,801
	[d] Creeks of Legacy Public Improvement District Phase No. 3, Special Assessment, 3.625%, 9/01/30	100,000	93,684
	[d] Cross Creek Meadows Public Improvement District Area No. 1, Special Assessment, 4.50%, 9/01/30	100,000	100,315
	[d] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	168,928
	[d] Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, 5.50%, 9/01/45	450,000	436,769
	[d] Mosaic Public Improvement District Area No. 2, Special Assessment, 4.50%, 9/01/31	250,000	251,048
	North Sky Public Improvement District Improvement Area No. 1, Special Assessment, 5.00%, 9/01/44	289,000	265,263
	[d] Pravin Public Improvement District, Special Assessment, 6.50%, 9/01/43	103,000	100,477
	[d] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	50,000	48,210
	[d] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	102,002
	[d] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	166,990
	City of Corpus Christi, Whitecap Public Improvement District No. 1 Improvement Area 1, Special Assessment, 5.375%, 9/15/31	250,000	256,193
	City of Crandall,
	[d] Cartwright Ranch Public Improvement District Major Improvement Area, Special Assessment, 4.75%, 9/15/31	100,000	99,876
	[d] River Ridge Public Improvement District Improvement Area 2, Special Assessment, 5.25%, 9/15/45	700,000	664,066
[d]	City of Decatur, Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, 4.75%, 9/15/35	400,000	393,571
	City of Fate,
	[d] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	14,000	13,700
	[d] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	133,578
	[d] Williamsburg Public Improvement District No. 1 Phase 3B, Special Assessment, 5.125%, 8/15/43	718,000	710,758
	City of Galveston Wharves & Terminal Revenue,
	AMT, Series A, 5.00%, 8/01/32	1,000,000	1,053,172
	AMT, Series A, 5.00%, 8/01/33	1,000,000	1,054,183
	AMT, Series A, 5.00%, 8/01/34	965,000	1,009,011
	City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	138,000	125,952
	City of Houston Airport System Revenue,
	United Airlines Inc, AMT, Refunding, Series B, 5.50%, 7/15/38	3,670,000	3,777,846
	United Airlines Inc, AMT, Series B, 5.50%, 7/15/37	500,000	519,733
	United Airlines Inc, AMT, Series B, 5.50%, 7/15/39	4,445,000	4,549,747
	City of Hutto,
	[d] Cottonwood Creek Public Improvement District Improvement Area No. 2,Special Assessment, 5.125%, 9/01/45	702,000	657,381
	[d] Emory Crossing Public Improvement District Improvement Area No. 2, Special Assessment, 4.50%, 9/01/30	270,000	272,401

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[d]	City of Justin, Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, 4.50%, 9/01/31	153,000	154,180
[d]	City of Kaufman, Public Improvement District No. 1, Special Assessment, 5.625%, 9/15/42	26,000	25,365
	City of Kyle,
	[d] 6 Creeks Public Improvement District Improvement Area No. 4, Special Assessment, 4.50%, 9/01/33	650,000	644,579
	[d] 6 Creeks Public Improvement District Improvement Area No. 5, Special Assessment, 4.50%, 9/01/35	366,000	356,481
	[d] City of Kyle TX 6 Creeks Public Improvement District Improvement Area No. 4, Special Assessment, 4.375%, 9/01/28	325,000	326,234
	Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	135,215
	[d] Limestone Creek Public Improvement District Improvement Area #1, Special Assessment, 5.50%, 9/01/44	1,100,000	1,073,225
	[d] Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, 5.00%, 9/01/44	524,000	501,549
	[d] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	212,108
	[d] Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2, Special Assessment, 5.75%, 9/01/30	100,000	103,496
	City of Lago Vista,
	Tessera on Lake Travis Public Improvement District Improvement Area No. 1, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	120,998
	[d] Tessera on Lake Travis Public Improvement District Major Improvement Area, Special Assessment, Refunding, 5.00%, 9/01/30	115,000	109,016
	City of Lavon,
	[d] Elevon Public Improvement District Improvement Area No. 1, Special Assessment, 5.00%, 9/15/44	500,000	481,891
	[d] Lakepointe Public Improvement District, Special Assessment, 5.25%, 9/15/28	507,000	516,389
	[d] Lakepointe Public Improvement District, Special Assessment, 5.875%, 9/15/42	655,000	678,398
	City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	90,596
[d]	City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	70,102
[d]	City of Lowry Crossing, Simpson Road Public Improvement District, Special Assessment, 5.75%, 9/15/45	1,000,000	1,003,168
	City of Manor,
	[d] EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, 6.00%, 9/15/36	409,000	411,726
	[d] Manor Heights Public Improvement District Area No. 3, Special Assessment, 5.25%, 9/15/43	200,000	195,225
[d]	City of Marble Falls, Thunder Rock Public Improvement District Improvement Area 2A, Special Assessment, 6.375%, 9/01/44	1,004,000	940,237
[d]	City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	160,585
	City of Mesquite,
	[d] Heartland Town Center Public Improvement District Phase 2, Special Assessment, 4.00%, 9/01/30	109,000	107,409
	[d] Solterra Public Improvement District Improvement Area C-1, Special Assessment, 5.375%, 9/01/43	102,000	100,601
	[d] Solterra Public Improvement District Improvement Area C-3, Special Assessment, 5.00%, 9/01/44	506,000	474,523
[d]	City of Mustang Ridge, Durango Public Improvement District Improvement Area 2, Special Assessment, 5.875%, 9/01/45	705,000	711,190
[d]	City of Oak Point, Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment Area, 4.25%, 9/15/31	309,000	303,495
	City of Pilot Point,
	[d] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	154,528
	[d] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	150,804
	City of Princeton,
	[d] Eastridge Public Improvement District Improvement Area 1, Special Assessment, 5.125%, 9/01/42	850,000	806,897
	[d] Southbridge Public Improvement District Improvement Area 2, Special Assessment, 5.25%, 9/01/44	1,261,000	1,202,336
	[d] Southridge Public Improvement District Area No. 3, Special Assessment, 5.75%, 9/01/45	854,000	853,175
	[d] Westridge Public Improvement District Improvement Area No, Special Assessment, 5.375%, 9/01/45	544,000	524,349
	[d] Winchester Crossing Public Improvement District No. 3, Special Assessment, 4.375%, 9/01/31	319,000	315,714

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	[d] Winchester Public Improvement District No. 2, Project, Special Assessment, 5.125%, 9/01/42	1,011,000	960,803
	[d] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	89,540
	[d] Winchester Public Improvement District, Special Assessment, 3.25%, 9/01/30	100,000	92,989
	[d] Windmore Public Improvement District Improvement Area No. 2, Special Assessment, 5.75%, 9/01/45	811,000	810,216
	City of Royse City,
	[d] Clearview Ranch Public Improvement District South Zone Improvement Area 1, Special Assessment, Series 2024, 5.25%, 9/15/44	437,000	410,195
	[d] Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	120,000	119,936
	City of Sachse,
	[d] Sachse Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, 5.00%, 9/15/28	202,000	204,918
	[d] Sachse Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, 5.625%, 9/15/42	460,000	466,859
	[d] Sachse Public Improvement District No. 1, Special Assessment, 6.00%, 9/15/28	100,000	103,171
	[d] Sachse Public Improvement District No. 1, Special Assessment, 6.875%, 9/15/42	310,000	331,977
[d,g]	City of Seagoville, 5.75%, 9/15/45	650,000	650,375
	City of Tomball,
	[d] Raburn Reserve Public Improvement District Area No. 2, Special Assessment, 4.875%, 9/15/33	145,000	145,506
	[d] Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	93,582
	[d] Winfrey Estates Public Improvement District, Special Assessment, 5.75%, 9/15/45	415,000	421,202
[d]	City of Uhland, Watermill Public Improvement District, Special Assessment, 5.75%, 9/01/27	140,000	140,959
[d,g]	City of Wharton, Special Assessment, 5.75%, 9/15/45	225,000	225,132
[d]	Club Municipal Management District No. 1, Improvement Area No. 3, Special Assessment, 5.10%, 9/01/44	326,000	311,769
	County of Bastrop, Double Eagle Ranch Public Improvement District Improvement Area 2, Special Assessment, 4.50%, 9/01/31	220,000	221,839
	County of Denton,
	[d] Green Meadows Public Improvement District Improvement Area 1, Special Assessment, 5.375%, 12/31/45	520,000	524,564
	[d] Green Meadows Public Improvement District Major Improvement Area, Special Assessment, 5.875%, 12/31/45	275,000	277,140
	[d] Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series A, 5.25%, 12/31/44	250,000	238,009
	County of Hays,
	[d] La Cima Public Improvement District Neighborhood Improvement Area 3, Special Assessment, 4.75%, 9/15/27	371,000	371,403
	[d] La Cima Public Improvement District Neighborhood Improvement Area 3, Special Assessment, 4.875%, 9/15/32	505,000	502,651
	[d] La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	138,277
	[d] Special Assessment Area, 5.50%, 9/15/42	780,000	758,704
	County of Montgomery,
	Crockett Meadows Public Improvement District Improvement Area, Special Assessment, 4.50%, 9/15/32	660,000	658,299
	Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, 5.125%, 9/15/45	675,000	648,304
	East Montgomery County Municipal Utility District No. 5, 4.00%, 12/01/39	1,140,000	1,072,965
[g]	El Paso County Hospital District, 5.50%, 2/15/50	8,000,000	8,332,792
	EP Cimarron Ventanas PFC, 4.125%, 12/01/39	3,300,000	3,134,535
	EP Essential Housing WF PFC, 4.25%, 12/01/34	3,120,000	3,096,504
	EP La Privada PFC, La Privada Apartments Project, 4.50%, 6/01/40	4,915,000	4,761,758
	EP Royal Estates PFC, 4.25%, 10/01/39	2,000,000	1,895,029
	Fulshear Municipal Utility District No. 3A, 4.25%, 9/01/41	1,005,000	962,738
	FW Texas Street Public Facility Corp., River District Project, 5.00%, 5/01/38	3,125,000	3,108,310
	Harris County Municipal Utility District No. 171,
	4.75%, 12/01/40	1,215,000	1,224,446
	6.75%, 12/01/26	1,015,000	1,063,753
	Series A, 4.00%, 12/01/40	970,000	895,725
	Harris County Municipal Utility District No. 490, 4.00%, 9/01/40	805,000	759,680
	Harris County Municipal Utility District No. 502, 4.75%, 9/01/37	1,060,000	1,084,480
	Harris County Municipal Utility District No. 540,
	5.00%, 9/01/39	265,000	255,785
	5.375%, 9/01/45	350,000	325,183

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Harris-Waller Counties Municipal Utility District No. 4,
	5.00%, 11/01/34	345,000	357,095
	5.00%, 11/01/36	645,000	661,083
	5.00%, 11/01/38	195,000	197,792
	5.25%, 11/01/41	105,000	106,248
	5.50%, 11/01/44	1,080,000	1,093,181
	Lakes Fresh Water Supply District of Denton County, 4.375%, 9/01/42	1,350,000	1,320,813
	Matagorda County Navigation District No. 1, CenterPoint Energy Inc, Refunding, 5.125%, 11/01/28	1,115,000	1,163,573
[b]	Mission Economic Development Corp., Graphic Packaging International LLC, AMT, Refunding, 5.00%, 12/01/64	3,000,000	3,068,023
	New Hope Cultural Education Facilities Finance Corp.,
	CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	85,000	85,015
	CHF-Collegiate Housing Corpus Christi II LLC, 5.00%, 4/01/31	30,000	30,395
	NCCD-College Station Properties LLC, Series A, 5.00%, 7/01/30	160,000	158,118
	NCCD-College Station Properties LLC, Series A, 5.00%, 7/01/47	135,000	127,972
	Wesleyan Homes Obligated Group, Refunding, 4.00%, 1/01/29	85,000	82,164
	North Parkway Municipal Management District No. 1,
	[d] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	46,923
	[d] Major Improvements Project, Special Assessment, 4.25%, 9/15/31	152,000	150,505
	Northlake Municipal Management District No. 1, 5.00%, 3/01/40	925,000	938,428
[d]	Northwood Municipal Utility District No. 1, Refunding, 4.00%, 8/01/31	400,000	398,543
	Sienna Municipal Utility District No. 6,
	4.125%, 9/01/41	1,105,000	1,034,733
	4.125%, 9/01/42	1,030,000	953,462
	South Manvel Development Authority, City of Manvel TX Tax Increment Reinvestment Zone Number 3, 5.00%, 4/01/38	600,000	603,138
	Southeast Regional Management District, Series A, 4.00%, 4/01/43	500,000	455,052
	Texas Department of Housing & Community Affairs, Series B, 4.65%, 7/01/40	1,000,000	1,001,680
	Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/32	2,495,000	2,658,496
[c]	Texas Municipal Gas Acquisition & Supply Corp. IV, VRDN, Series B, 5.50%, 1/01/54	3,720,000	4,083,028
[c]	Texas Municipal Gas Acquisition & Supply Corp. V, VRDN, 5.00%, 1/01/55	2,500,000	2,659,130
	Town of Providence Village,
	[d] Foree Ranch Public Improvement District Improvement Area 1, Special Assessment, 5.00%, 9/01/44	175,000	162,551
	[d] Foree Ranch Public Improvement District Improvement Area 1, Special Assessment, Series C, 4.375%, 9/01/31	255,000	253,320
	[d] Foree Ranch Public Improvement District Improvement Area 2, Special Assessment, 5.35%, 9/01/45	775,000	742,006
	Travis County Development Authority, Special Assessment, 5.00%, 9/01/44	285,000	269,849
	Travis County Municipal Utility District No. 22,
	Series A, 5.75%, 9/01/38	415,000	424,608
	Series B, 6.00%, 9/01/42	455,000	463,426
	Viridian Municipal Management District,
	5.00%, 12/01/25	100,000	100,619
	Special Assessment, 2.875%, 12/01/30	100,000	91,037
	Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	14,000	13,902
	Walden Pond Fresh Water Supply District,
	6.00%, 9/01/32	160,000	163,403
	6.25%, 9/01/47	370,000	363,545
	Westpointe Special Improvement District, 5.00%, 8/15/41	550,000	559,716
			106,651,289
	U. S. Virgin Islands 0.1%
	Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Refunding, Series A, 5.00%, 10/01/30	810,000	828,691
	Utah 0.7%
[d]	Mida Mountain Village Public Infrastructure District, Military Installation Development Auth Military Recreation Fac Project Area, Series 1, 5.125%, 6/15/54	2,000,000	1,870,366
	Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	232,381
[d]	Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	232,965
	Utah Infrastructure Agency,
	4.00%, 10/15/36	845,000	796,541
	5.00%, 10/15/32	250,000	265,037
	5.00%, 10/15/37	100,000	102,873
	5.25%, 10/15/39	565,000	590,330

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Refunding, Series 2021, 4.00%, 10/15/38	1,000,000	919,417
			5,009,910
	Virginia 1.0%
[d]	Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	100,586
	Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, 5.75%, 9/01/30	1,000,000	1,009,593
[g]	Virginia College Building Authority, Regent University Obligated Group, 6.00%, 6/01/50	1,900,000	2,006,167
	Virginia Small Business Financing Authority, National Senior Communities Inc Obligated Group, Refunding, Series A, 4.00%, 1/01/36	4,185,000	4,101,855
			7,218,201
	Washington 2.6%
	County of Spokane Airport Revenue, AMT, Refunding, Series B, 5.25%, 1/01/41	1,600,000	1,670,185
	Jefferson County Public Hospital District No. 2, Refunding, Series A, 5.75%, 12/01/33	500,000	502,458
	King County Housing Authority, 5.50%, 5/01/38	1,000,000	1,001,394
	Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000	101,539
	Vancouver Housing Authority,
	2200 Norris LLLP, Refunding, 4.125%, 12/01/39	1,250,000	1,176,525
	Cascara Vancouver LLLP, Refunding, Series A, 5.00%, 12/01/42	1,500,000	1,439,126
	Esther Cougar Rehab LLLP, Refunding, Series A, 4.50%, 10/01/42	1,250,000	1,218,814
	Jens Pointe Project, 4.25%, 2/01/38	3,000,000	2,911,884
	Navalia and Alena Projects, 4.00%, 8/01/34	1,000,000	973,519
	Series A, 4.25%, 12/01/42	1,660,000	1,534,440
[d]	Washington Health Care Facilities Authority, Fred Hutchinson Cancer Center Obligated Group, 3.00%, 12/01/34	125,000	113,974
	Washington State Housing Finance Commission,
	Eastside Retirement Association Obligated Group, Refunding, Series A, 5.00%, 7/01/43	200,000	199,959
	[d] Eliseo Obligated Group, Refunding, Series 2021A, 4.00%, 1/01/31	100,000	94,414
	Emerald Heights Project, Refunding, Series A, 5.00%, 7/01/38	2,035,000	2,090,252
	[d] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	82,832
	[d] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	101,543
	[d] Provident Group - SH II Properties LLC, Series A, 5.00%, 7/01/45	1,000,000	998,949
	[d] Seattle Academy of Arts & Sciences, Refunding, 5.625%, 7/01/38	430,000	462,723
	[d] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	101,624
	Whatcom County Public Utility District No. 1,
	AMT, Series A, 5.25%, 12/01/36	800,000	858,245
	AMT, Series A, 5.25%, 12/01/39	1,240,000	1,307,751
			18,942,150
	West Virginia 0.1%
	County of Ohio, Refunding, 5.25%, 6/01/44	1,000,000	990,503
	Wisconsin 2.5%
	Public Finance Authority,
	BlueHub Loan Fund Inc, Refunding, Series B, 5.25%, 7/01/44	1,000,000	1,029,478
	Coral Academy of Science Las Vegas, Series 2017A, 5.00%, 7/01/45	1,805,000	1,726,204
	[d] Coral Academy of Science Reno, 5.375%, 6/01/37	670,000	661,446
	[d] Dominium Holdings I LLC, Series 1, 6.81%, 4/28/36	500,000	508,458
	[d] Estancia Valley Classical Academy, Refunding, 4.00%, 7/01/31	100,000	92,714
	[d] FAH Tree House LLC, Series B, 6.625%, 2/01/46	275,000	232,506
	[d] Foundation Academy Charter School A NJ Nonprofit Corp, 4.75%, 7/01/45	1,500,000	1,334,764
	[d] Foundation Academy Charter School A NJ Nonprofit Corp, 5.00%, 7/01/35	700,000	715,300
	[d] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	98,710
	KSU Bixby Real Estate Foundation LLC, Series 2025A, 5.25%, 6/15/45	500,000	507,409
	KSU Bixby Real Estate Foundation LLC, Series 2025B, 5.25%, 6/15/45	275,000	274,037
	[d] Masonic & Eastern Star Home of NC Inc Obligated Group, Refunding, 4.00%, 3/01/27	20,000	19,811
	NC A&T Real Estate Foundation LLC, Refunding, Series B, 5.00%, 6/01/39	960,000	979,707
	North East Carolina Preparatory School, Inc., Refunding, 4.25%, 6/15/34	800,000	797,660
	[d] Ocean Academy Charter School, 4.00%, 10/15/31	100,000	94,754
	[d] Patriot Services Group Obligated Group, Refunding, Series A-1, 4.50%, 12/01/31	500,000	496,562
	[d,f] Patriot Services Group Obligated Group, Refunding, Series B, 12/01/35	950,000	508,543
	Refunding, Series A, 5.375%, 12/01/36	900,000	905,281
	[b] Refunding, Series A, 6.375%, 12/01/45	235,500	107,065

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[d] Series 2023-B, 7.125%, 7/25/34	430,000	443,455
[d] Signature Preparatory, 5.00%, 6/15/31	110,000	110,172
Triad Math & Science Academy Co, 4.00%, 6/15/30	335,000	335,027
Triad Math & Science Academy Co, Refunding, 5.25%, 6/15/45	2,180,000	2,135,503
[d] UMA Education Inc, Refunding, 5.00%, 10/01/29	600,000	620,364
[d] Whitestone-Retirement Facilities, Refunding, 5.00%, 3/01/37	385,000	369,880
Wisconsin Health & Educational Facilities Authority,
Chiara Communities Inc, Project, Series C, 7.00%, 7/01/43	505,000	434,088
St John’s Communities Inc Obligated Group, Refunding, 4.00%, 9/15/41	1,050,000	917,696
St John’s Communities Inc Obligated Group, Refunding, 4.00%, 9/15/45	750,000	618,570
St John’s Communities Inc Obligated Group, Refunding, Series B, 4.00%, 9/15/41	510,000	445,738
Wisconsin Masonic Home Obligated Group, 4.20%, 8/15/28	250,000	248,934
Wisconsin Masonic Home Obligated Group, 5.50%, 8/15/44	305,000	310,069
		18,079,905
Total Municipal Bonds (Cost $733,192,079)		729,105,064
Total Investments (Cost $740,359,613) 101.4%		736,487,419
Other Assets, less Liabilities (1.4)%		(10,479,349)
Net Assets 100.0%		$ 726,008,070
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $110,039,200, representing 15.2% of net assets.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]The rate shown represents the yield at period end.
[g]Security purchased on a when-issued basis.
Abbreviations
Selected Portfolio
AMT	–	Alternative Minimum Tax
CSCDA	–	California Statewide Communities Development Authority
SOFR	–	Secured Overnight Financing Rate
VRDN	–	Variable Rate Demand Note

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Emerging Market Core Dividend Tilt Index ETF	Industry	Shares	Value
	Common Stocks 97.2%
	Australia 0.0%†
[a]	Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	1,800	$ 6,776
	Brazil 3.2%
	Ambev SA	Beverages	27,000	65,894
	Banco do Brasil SA	Banks	11,400	46,140
	Banco Santander Brasil SA	Banks	600	3,264
	BB Seguridade Participacoes SA	Insurance	4,200	27,549
	Caixa Seguridade Participacoes SA	Insurance	3,000	8,075
	Cia Energetica de Minas Gerais	Electric Utilities	2,250	6,299
	Cia Paranaense de Energia - Copel	Electric Utilities	4,800	10,255
	CPFL Energia SA	Electric Utilities	1,200	8,984
	CSN Mineracao SA	Metals & Mining	3,600	3,272
	Energisa SA	Electric Utilities	1,800	15,936
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	1,800	14,976
	Itausa SA	Banks	6,600	13,217
	Klabin SA	Containers & Packaging	6,000	20,283
	Localiza Rent a Car SA	Ground Transportation	4,200	31,181
	Petroleo Brasileiro SA - Petrobras	Oil, Gas & Consumable Fuels	15,000	93,691
	TIM SA	Wireless Telecommunication Services	4,800	19,392
	Vale SA	Metals & Mining	16,200	156,276
	Vibra Energia SA	Specialty Retail	6,000	23,811
				568,495
	Chile 0.5%
	Banco de Chile	Banks	259,290	39,140
	Banco Santander Chile	Banks	371,394	23,280
	Cia Sud Americana de Vapores SA	Marine Transportation	80,988	4,132
	Enel Americas SA	Electric Utilities	114,000	11,083
	Quinenco SA	Industrial Conglomerates	1,638	6,405
				84,040
	China 30.0%
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	1,200	2,896
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	3,000	15,554
	Agricultural Bank of China Ltd., Class A	Banks	62,400	51,222
	Agricultural Bank of China Ltd., Class H	Banks	138,000	98,446
	AIMA Technology Group Co. Ltd., Class A	Automobiles	600	2,881
	Alibaba Group Holding Ltd., Class A	Broadline Retail	29,840	417,380
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,800	5,395
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	7,400	18,816
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	200	3,718
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	600	8,025
	Anhui Yingjia Distillery Co. Ltd., Class A	Beverages	600	3,303
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	4,000	48,153
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,683
	Bank of Beijing Co. Ltd., Class A	Banks	9,600	9,153
	Bank of Changsha Co. Ltd., Class A	Banks	1,200	1,665
	Bank of Chengdu Co. Ltd., Class A	Banks	1,800	5,051
	Bank of China Ltd., Class H	Banks	312,000	181,238
	Bank of Communications Co. Ltd., Class A	Banks	9,600	10,722
	Bank of Communications Co. Ltd., Class H	Banks	42,000	39,057
	Bank of Hangzhou Co. Ltd., Class A	Banks	3,000	7,044
	Bank of Jiangsu Co. Ltd., Class A	Banks	7,800	13,002
	Bank of Nanjing Co. Ltd., Class A	Banks	5,400	8,760
	Bank of Shanghai Co. Ltd., Class A	Banks	6,000	8,887
	Bank of Suzhou Co. Ltd., Class A	Banks	1,800	2,206
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	9,600	8,832
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	3,000	12,344

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	Construction Materials	1,200	1,798
	BOC Hong Kong Holdings Ltd.	Banks	21,000	91,223
	BYD Co. Ltd., Class A	Automobiles	100	4,634
	BYD Co. Ltd., Class H	Automobiles	3,432	53,557
	BYD Electronic International Co. Ltd.	Communications Equipment	4,500	18,229
	C&D International Investment Group Ltd.	Real Estate Management & Development	4,000	8,092
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	3,665
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	12,000	13,880
	China Construction Bank Corp., Class A	Banks	2,400	3,163
	China Construction Bank Corp., Class H	Banks	282,000	284,515
	China Everbright Bank Co. Ltd., Class A	Banks	22,200	12,862
	China Everbright Bank Co. Ltd., Class H	Banks	18,000	8,989
[a]	China Feihe Ltd.	Food Products	24,000	17,457
	China Hongqiao Group Ltd.	Metals & Mining	18,000	41,228
	China Life Insurance Co. Ltd., Class H	Insurance	42,000	100,800
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	18,000	16,211
	China Medical System Holdings Ltd.	Pharmaceuticals	8,000	12,229
	China Merchants Bank Co. Ltd., Class A	Banks	5,400	34,640
	China Merchants Bank Co. Ltd., Class H	Banks	13,000	90,834
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,800	4,195
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	3,600	6,031
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	8,000	14,573
	China Merchants Securities Co. Ltd., Class A	Capital Markets	2,400	5,893
[a]	China Merchants Securities Co. Ltd., Class H	Capital Markets	1,200	2,168
	China Minsheng Banking Corp. Ltd., Class A	Banks	15,600	10,345
	China Minsheng Banking Corp. Ltd., Class H	Banks	39,000	22,108
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	24,000	41,641
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	10,800	8,504
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	84,000	43,980
[a]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	3,600	17,404
[a]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	12,000	7,827
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	12,000	28,953
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	780	3,406
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	13,583
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	18,300	70,985
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	600	5,107
[a]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	27,000	38,591
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	10,098
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,397
	China Zheshang Bank Co. Ltd., Class A	Banks	9,000	4,259
	China Zheshang Bank Co. Ltd., Class H	Banks	18,000	6,764
	Chongqing Brewery Co. Ltd., Class A	Beverages	200	1,538
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	3,600	3,588
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	12,000	10,135
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	10,800	18,463
	CITIC Ltd., Class B	Industrial Conglomerates	30,000	41,197
	CITIC Securities Co. Ltd., Class A	Capital Markets	1,200	4,627
	CITIC Securities Co. Ltd., Class H	Capital Markets	1,500	4,529
	CNPC Capital Co. Ltd., Class A	Banks	1,800	1,834
	COFCO Sugar Holding Co. Ltd., Class A	Food Products	1,200	1,583
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	6,000	12,598
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	18,000	31,276
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	34,000	33,350
	Daqin Railway Co. Ltd., Class A	Ground Transportation	9,000	8,292

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	600	1,365
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,460
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	1,200	2,804
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,200	2,048
	ENN Energy Holdings Ltd.	Gas Utilities	4,200	33,546
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	2,548
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	2,245
	Focus Media Information Technology Co. Ltd., Class A	Media	6,600	6,726
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,800	14,327
	Fujian Sunner Development Co. Ltd., Class A	Food Products	600	1,197
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	600	4,775
[a]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	1,600	11,424
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	600	2,829
[a]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,200	3,485
	Giant Network Group Co. Ltd., Class A	Entertainment	600	1,973
	Goneo Group Co. Ltd., Class A	Electrical Equipment	406	2,735
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	3,000	18,813
[b]	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,200	1,948
[b]	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,600	3,025
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	600	2,208
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	2,000	4,433
	Guangzhou Development Group, Inc., Class A	Oil, Gas & Consumable Fuels	1,800	1,571
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,898
	Guotai Haitong Securities Co. Ltd., Class A	Capital Markets	4,800	12,839
[a]	Guotai Haitong Securities Co. Ltd., Class H	Capital Markets	10,800	17,335
	H World Group Ltd.	Hotels, Restaurants & Leisure	10,200	34,498
[a]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	9,500	18,032
	Haier Smart Home Co. Ltd., Class A	Household Durables	600	2,076
	Haier Smart Home Co. Ltd., Class H	Household Durables	1,200	3,432
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	2,171
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	Food Products	600	1,772
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	1,200	2,416
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	1,200	2,788
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,800	6,134
	Hengan International Group Co. Ltd.	Personal Care Products	3,300	9,480
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	2,370
	Hisense Home Appliances Group Co. Ltd., Class A	Household Durables	600	2,153
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	5,452
	Hisense Visual Technology Co. Ltd., Class A	Household Durables	600	1,928
	HLA Group Corp. Ltd., Class A	Specialty Retail	2,400	2,332
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,375
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,200	1,900
	Huatai Securities Co. Ltd., Class A	Capital Markets	3,000	7,459
[a]	Huatai Securities Co. Ltd., Class H	Capital Markets	6,000	12,153
	Huaxia Bank Co. Ltd., Class A	Banks	7,800	8,613
	Huaxin Cement Co. Ltd., Class A	Construction Materials	600	992
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,200	2,957
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,205
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	1,200	3,515
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	3,000	1,843

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Industrial & Commercial Bank of China Ltd., Class A	Banks	29,400	31,152
	Industrial & Commercial Bank of China Ltd., Class H	Banks	252,000	199,674
	Industrial Bank Co. Ltd., Class A	Banks	9,000	29,325
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	1,200	1,459
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	3,000	2,901
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	3,600	2,774
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,377
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	3,000	11,676
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	6,000	11,886
[b]	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,672
	JD.com, Inc., Class A	Broadline Retail	2,100	34,215
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	2,400	2,030
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	1,200	1,871
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	600	5,407
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	1,200	1,833
[b]	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,956	3,591
[b]	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	2,047
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,800	1,292
	KE Holdings, Inc., Class A	Real Estate Management & Development	2,400	14,492
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	9,592
	Kingnet Network Co. Ltd., Class A	Entertainment	600	1,617
	Kweichow Moutai Co. Ltd., Class A	Beverages	600	118,064
	LB Group Co. Ltd., Class A	Chemicals	1,200	2,716
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	36,500	43,800
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	15,000	32,331
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	300	1,509
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	600	2,259
[a]	Longfor Group Holdings Ltd.	Real Estate Management & Development	11,900	14,037
	Luzhou Laojiao Co. Ltd., Class A	Beverages	600	9,499
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,200	1,791
[a,b]	Meituan, Class B	Hotels, Restaurants & Leisure	5,400	86,194
	Midea Group Co. Ltd., Class A	Household Durables	3,000	30,238
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	1,200	1,925
	MINISO Group Holding Ltd.	Broadline Retail	2,400	10,884
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	2,400	1,407
	NARI Technology Co. Ltd., Class A	Electrical Equipment	3,600	11,263
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	100	6,173
	NetEase, Inc.	Entertainment	4,000	107,516
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	600	1,878
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	600	3,958
[a]	Nongfu Spring Co. Ltd., Class H	Beverages	2,400	12,260
	Oppein Home Group, Inc., Class A	Household Durables	200	1,576
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	48,000	36,504
	Perfect World Co. Ltd., Class A	Entertainment	600	1,271
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	124,000	106,624
	PICC Property & Casualty Co. Ltd., Class H	Insurance	42,000	81,325
	Ping An Bank Co. Ltd., Class A	Banks	9,000	15,165
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	23,236
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	22,000	139,707
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,241

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	6,000	6,785
[a]	Pop Mart International Group Ltd.	Specialty Retail	1,600	54,339
	Postal Savings Bank of China Co. Ltd., Class A	Banks	36,600	27,949
[a]	Postal Savings Bank of China Co. Ltd., Class H	Banks	54,000	37,697
	Qingdao Port International Co. Ltd., Class A	Transportation Infrastructure	1,200	1,456
[a]	Qingdao Port International Co. Ltd., Class H	Transportation Infrastructure	6,000	5,029
	Rockchip Electronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	4,240
	Sailun Group Co. Ltd., Class A	Automobile Components	1,800	3,297
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,800	12,893
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,674
[b]	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,200	1,786
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	1,200	3,630
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	600	1,229
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	5,400	2,887
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	14,400	11,208
	Shanghai Baosight Software Co. Ltd., Class A	Software	1,200	3,957
	Shanghai Baosight Software Co. Ltd., Class B	Software	5,400	7,317
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	4,200	5,687
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,800	1,395
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	1,200	1,462
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	2,144
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	2,651
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	600	14,775
[b]	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	2,881
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	5,051
	Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	300	4,515
	Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,250
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	413	4,595
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	5,400	38,385
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	3,600	4,975
	Sinoma International Engineering Co., Class A	Construction & Engineering	1,200	1,437
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	8,400	19,668
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,800	1,239
	Sinotrans Ltd., Class H	Air Freight & Logistics	12,000	6,084
	Sinotruk Hong Kong Ltd.	Machinery	3,000	8,752
	SooChow Securities Co. Ltd., Class A	Capital Markets	2,400	2,932
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	375	2,351
	Tasly Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	1,200	2,622
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	1,930
	Tencent Holdings Ltd.	Interactive Media & Services	9,500	608,726
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S	Pharmaceuticals	600	1,476
[b]	Tianqi Lithium Corp., Class A	Chemicals	600	2,684
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	2,400	2,784
[b]	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	5,612
[b]	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,206	2,446
	Uni-President China Holdings Ltd.	Food Products	6,000	7,261
	Want Want China Holdings Ltd.	Food Products	24,000	16,754
	Weichai Power Co. Ltd., Class A	Machinery	3,000	6,441
	Weichai Power Co. Ltd., Class H	Machinery	12,000	24,367
	Western Mining Co. Ltd., Class A	Metals & Mining	1,200	2,786
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	240	1,738
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	3,000	2,207

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,800	29,878
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,567
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,800	2,606
[a,b]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	26,000	198,560
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	24,000	7,613
[a]	Yadea Group Holdings Ltd.	Automobiles	7,200	11,520
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	15,600	27,191
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,850	3,143
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	24,000	23,878
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	600	2,050
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	1,800	1,834
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	3,287
[b]	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	600	2,453
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	600	1,840
	Yutong Bus Co. Ltd., Class A	Machinery	1,200	4,165
	Zangge Mining Co. Ltd., Class A	Chemicals	600	3,574
	Zhejiang China Commodities City Group Co. Ltd., Class A	Distributors	2,400	6,929
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	3,990
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	600	2,210
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	600	868
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,200	3,108
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	2,400	4,902
	Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	6,166
[a]	ZJLD Group, Inc.	Beverages	4,800	3,773
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	3,600	3,634
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	9,600	7,130
	ZTE Corp., Class A	Communications Equipment	800	3,629
	ZTE Corp., Class H	Communications Equipment	1,200	3,715
	ZTO Express Cayman, Inc.	Air Freight & Logistics	2,400	42,344
				5,354,091
	Colombia 0.3%
	Ecopetrol SA	Oil, Gas & Consumable Fuels	28,554	12,722
	Grupo Cibest SA	Banks	1,668	20,824
	Grupo Energia Bogota SA ESP	Gas Utilities	18,936	13,999
	Interconexion Electrica SA ESP	Electric Utilities	2,694	13,045
				60,590
	Czech Republic 0.4%
	CEZ AS	Electric Utilities	702	41,105
	Komercni Banka AS	Banks	456	21,980
				63,085
	Greece 0.5%
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,092	20,689
	Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	402	11,165
	National Bank of Greece SA	Banks	2,220	28,222
	OPAP SA	Hotels, Restaurants & Leisure	1,044	23,591
				83,667
	Hong Kong 1.5%
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	24,000	7,246
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	24,000	14,186
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	24,000	11,679
	China Gas Holdings Ltd., Class A	Gas Utilities	16,800	15,687
	China Mengniu Dairy Co. Ltd., Class B	Food Products	18,000	36,917
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	30,000	11,427

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	9,000	28,663
	China Resources Gas Group Ltd., Class A	Gas Utilities	4,800	12,260
	China Resources Land Ltd., Class H	Real Estate Management & Development	18,000	60,994
	Far East Horizon Ltd.	Financial Services	8,000	6,950
	Geely Automobile Holdings Ltd.	Automobiles	2,000	4,066
	Guangdong Investment Ltd.	Water Utilities	18,000	15,042
	Kunlun Energy Co. Ltd.	Gas Utilities	24,000	23,297
	Orient Overseas International Ltd.	Marine Transportation	900	15,294
	Xinyi Glass Holdings Ltd.	Building Products	12,000	11,526
				275,234
	Hungary 0.2%
	OTP Bank Nyrt	Banks	198	15,759
	Richter Gedeon Nyrt	Pharmaceuticals	840	24,669
				40,428
	India 14.8%
[b]	Adani Energy Solutions Ltd.	Electric Utilities	288	2,961
[b]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,224	14,638
	Ashok Leyland Ltd.	Machinery	8,676	25,384
	Asian Paints Ltd.	Chemicals	258	7,043
	Bajaj Finance Ltd.	Consumer Finance	2,160	23,587
	Bank of Baroda	Banks	6,456	18,728
	Bank of India	Banks	5,670	7,839
	Bharat Forge Ltd.	Automobile Components	822	12,538
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	12,306	47,633
	Bharti Airtel Ltd.	Wireless Telecommunication Services	2,520	59,051
	Britannia Industries Ltd.	Food Products	618	42,163
	Canara Bank	Banks	10,830	14,421
	Coal India Ltd.	Oil, Gas & Consumable Fuels	13,974	63,866
	Colgate-Palmolive India Ltd.	Personal Care Products	828	23,240
	Container Corp. of India Ltd.	Ground Transportation	1,626	14,406
	CRISIL Ltd.	Capital Markets	42	2,962
	Cummins India Ltd.	Machinery	792	31,394
[c]	Dixon Technologies India Ltd.	Household Durables	210	36,689
[b]	Eternal Ltd.	Hotels, Restaurants & Leisure	16,770	51,653
	GAIL India Ltd.	Gas Utilities	17,352	38,613
	Godrej Consumer Products Ltd.	Personal Care Products	2,526	34,709
	HCL Technologies Ltd.	IT Services	6,572	132,467
[a]	HDFC Asset Management Co. Ltd.	Capital Markets	504	30,511
	HDFC Bank Ltd.	Banks	8,532	199,123
	Hero MotoCorp Ltd.	Automobiles	804	39,723
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,994	30,616
	Hindustan Unilever Ltd.	Personal Care Products	1,560	41,739
	ICICI Bank Ltd.	Banks	2,838	47,845
	Indian Bank	Banks	1,650	12,380
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	23,670	40,561
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	684	6,233
[a]	Indian Railway Finance Corp. Ltd.	Financial Services	5,208	8,606
	Indraprastha Gas Ltd.	Gas Utilities	4,158	10,563
[b]	IndusInd Bank Ltd.	Banks	2,574	26,175
	Infosys Ltd.	IT Services	13,164	245,873
	ITC Ltd.	Tobacco	18,336	89,039
[b]	Jio Financial Services Ltd.	Financial Services	9,708	36,988
	Larsen & Toubro Ltd.	Construction & Engineering	120	5,135
[a]	LTIMindtree Ltd.	IT Services	318	19,716
	Mahindra & Mahindra Ltd.	Automobiles	1,188	44,096
	Maruti Suzuki India Ltd.	Automobiles	30	4,338
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	240	9,079
	Motilal Oswal Financial Services Ltd.	Capital Markets	1,014	10,287
	Mphasis Ltd.	IT Services	696	23,092
	Muthoot Finance Ltd.	Consumer Finance	132	4,039
	NHPC Ltd.	Independent Power Producers & Energy Traders	19,452	19,463
	NMDC Ltd.	Metals & Mining	19,704	16,083

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
NTPC Ltd.	Independent Power Producers & Energy Traders	12,906	50,399
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	25,620	72,955
Oil India Ltd.	Oil, Gas & Consumable Fuels	2,712	13,732
Oracle Financial Services Software Ltd.	Software	132	13,831
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	36	20,741
Patanjali Foods Ltd.	Food Products	576	11,086
Persistent Systems Ltd.	IT Services	486	34,237
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	4,806	16,918
Polycab India Ltd.	Electrical Equipment	120	9,167
Power Finance Corp. Ltd.	Financial Services	7,560	37,677
Power Grid Corp. of India Ltd.	Electric Utilities	27,090	94,733
Prestige Estates Projects Ltd.	Real Estate Management & Development	414	8,001
Punjab National Bank	Banks	1,614	2,080
REC Ltd.	Financial Services	6,792	31,869
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,446	25,302
Shriram Finance Ltd.	Consumer Finance	7,230	59,591
Siemens Ltd.	Industrial Conglomerates	162	6,142
State Bank of India	Banks	3,036	29,041
Tata Communications Ltd.	Diversified Telecommunication Services	600	11,828
Tata Consultancy Services Ltd.	IT Services	1,668	67,335
Tata Elxsi Ltd.	Software	228	16,776
Tata Technologies Ltd.	IT Services	1,056	8,755
Tech Mahindra Ltd.	IT Services	3,929	77,288
Torrent Power Ltd.	Electric Utilities	858	14,683
UltraTech Cement Ltd.	Construction Materials	288	40,611
Union Bank of India Ltd.	Banks	8,946	16,023
Vedanta Ltd.	Metals & Mining	10,032	53,909
Voltas Ltd.	Construction & Engineering	1,110	17,009
Wipro Ltd.	IT Services	18,786	58,264
			2,647,271
Indonesia 1.9%
Alamtri Resources Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	81,600	9,198
Aneka Tambang Tbk. PT	Metals & Mining	46,800	8,763
Astra International Tbk. PT, Class H	Industrial Conglomerates	118,800	32,929
Bank Mandiri Persero Tbk. PT, Class A	Banks	237,600	71,419
Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	93,600	23,753
Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	435,000	100,210
Golden Energy Mines Tbk. PT	Oil, Gas & Consumable Fuels	6,000	3,372
Indofood Sukses Makmur Tbk. PT	Food Products	26,400	13,212
Indosat Tbk. PT	Wireless Telecommunication Services	25,800	3,321
Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	291,600	49,932
Trimegah Bangun Persada Tbk. PT	Metals & Mining	48,000	1,951
Unilever Indonesia Tbk. PT	Household Products	40,800	3,644
United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	10,200	13,477
			335,181
Kuwait 0.2%
Kuwait Finance House KSCP	Banks	7,776	20,397
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	15,348	24,245
			44,642
Malaysia 2.1%
AMMB Holdings Bhd.	Banks	14,400	17,442
Axiata Group Bhd., Class A	Wireless Telecommunication Services	16,800	9,217
CIMB Group Holdings Bhd., Class A	Banks	51,600	83,212
KLCCP Stapled Group	Diversified REITs	3,600	7,524
Malayan Banking Bhd.	Banks	47,400	109,198
Maxis Bhd.	Wireless Telecommunication Services	18,000	15,433
MISC Bhd.	Marine Transportation	12,600	22,713
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,800	9,200
Petronas Gas Bhd.	Gas Utilities	1,200	5,022
RHB Bank Bhd.	Banks	24,600	36,808
Sime Darby Bhd.	Industrial Conglomerates	18,600	7,289

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	2,400	3,733
	Tenaga Nasional Bhd.	Electric Utilities	13,800	47,131
	Westports Holdings Bhd.	Transportation Infrastructure	6,600	8,465
				382,387
	Mexico 1.3%
	Fibra Uno Administracion SA de CV	Diversified REITs	16,620	22,803
[a]	GMexico Transportes SAB de CV, Class C	Ground Transportation	3,348	5,604
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	348	7,934
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	1,068	33,865
	Grupo Financiero Banorte SAB de CV, Class O	Banks	15,204	138,037
	Grupo Mexico SAB de CV, Class B	Metals & Mining	1,812	10,902
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	4,032	13,264
				232,409
	Peru 0.5%
	Credicorp Ltd.	Banks	372	83,149
	Philippines 0.2%
	Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	7,800	5,664
	Manila Electric Co.	Electric Utilities	1,800	17,208
[a]	Monde Nissin Corp.	Food Products	42,600	5,596
	PLDT, Inc.	Wireless Telecommunication Services	480	10,370
				38,838
[b,d]	Russia 0.0%
	Alrosa PJSC	Metals & Mining	54,971	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
	GMK Norilskiy Nickel PAO	Metals & Mining	69,300	—
	Inter RAO UES PJSC	Electric Utilities	811,741	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
	Moscow Exchange MICEX-RTS PJSC	Capital Markets	21,224	—
	Novolipetsk Steel PJSC	Metals & Mining	35,119	—
	PhosAgro PJSC	Chemicals	1,073	—
	PhosAgro PJSC	Chemicals	21	—
[c]	PhosAgro PJSC, GDR	Chemicals	1	—
	Polyus PJSC	Metals & Mining	7,560	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
	Severstal PAO	Metals & Mining	6,090	—
	Surgutneftegas PAO	Oil, Gas & Consumable Fuels	132,846	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
	United Co. RUSAL International PJSC	Metals & Mining	24,749	—
				—
	Saudi Arabia 5.1%
	Ades Holding Co.	Energy Equipment & Services	2,766	10,104
	Alinma Bank	Banks	7,398	52,903
	Arab National Bank	Banks	5,448	31,551
	Banque Saudi Fransi	Banks	7,566	36,029
	Etihad Etisalat Co.	Wireless Telecommunication Services	2,382	37,662
	Jarir Marketing Co.	Specialty Retail	3,876	12,960
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	330	11,236
	Riyad Bank	Banks	9,480	72,645
	SABIC Agri-Nutrients Co.	Chemicals	1,422	40,645
	Sahara International Petrochemical Co.	Chemicals	2,184	11,542
	SAL Saudi Logistics Services	Air Freight & Logistics	144	7,211
[a]	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	19,308	125,202
	Saudi Aramco Base Oil Co.	Chemicals	288	7,848
	Saudi Awwal Bank	Banks	6,474	58,172
	Saudi Basic Industries Corp.	Chemicals	5,628	82,008
	Saudi Industrial Investment Group	Chemicals	1,962	8,773
	Saudi Investment Bank	Banks	3,966	15,354
	Saudi National Bank	Banks	15,624	150,470
	Saudi Telecom Co.	Diversified Telecommunication Services	10,416	118,143

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Yanbu National Petrochemical Co.	Chemicals	1,536	12,368
				902,826
	Singapore 0.1%
[a]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	1,200	9,936
	South Africa 3.1%
	Absa Group Ltd.	Banks	4,884	48,369
	Bidvest Group Ltd.	Industrial Conglomerates	594	7,805
	FirstRand Ltd.	Financial Services	31,650	134,801
	Gold Fields Ltd.	Metals & Mining	762	17,828
	Kumba Iron Ore Ltd.	Metals & Mining	342	5,485
	Mr. Price Group Ltd.	Specialty Retail	1,602	19,961
	Naspers Ltd., Class N	Broadline Retail	180	55,864
	Nedbank Group Ltd.	Banks	2,874	39,307
	Old Mutual Ltd.	Insurance	25,734	17,478
	Sanlam Ltd.	Insurance	10,926	54,516
	Standard Bank Group Ltd.	Banks	7,986	102,247
	Vodacom Group Ltd.	Wireless Telecommunication Services	3,396	26,123
	Woolworths Holdings Ltd.	Broadline Retail	5,664	16,497
				546,281
	South Korea 4.6%
[b]	Alteogen, Inc., Class A	Biotechnology	48	13,230
	Coway Co. Ltd.	Household Durables	222	15,923
	DB Insurance Co. Ltd., Class A	Insurance	240	21,926
	Hankook Tire & Technology Co. Ltd.	Automobile Components	414	12,194
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	150	11,337
	Hyundai Motor Co.	Automobiles	534	80,519
	Industrial Bank of Korea	Banks	1,434	19,402
	Kia Corp.	Automobiles	1,374	98,652
	KT&G Corp.	Tobacco	138	13,058
	LG Uplus Corp.	Diversified Telecommunication Services	1,242	13,160
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	912	13,508
	Samsung Card Co. Ltd.	Consumer Finance	144	5,271
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,415	284,245
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	30	9,647
	Samsung Securities Co. Ltd.	Capital Markets	366	19,960
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	508	109,911
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	612	25,712
	Woori Financial Group, Inc.	Banks	3,684	61,282
				828,937
	Taiwan 20.8%
	Accton Technology Corp.	Communications Equipment	422	10,546
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	18,000	18,670
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,670	19,437
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	231	24,474
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,000	100,986
	Asia Cement Corp.	Construction Materials	15,600	22,776
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	240	5,291
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	42,200	17,841
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	4,090	29,682
	Chailease Holding Co. Ltd., Class A	Financial Services	10,240	44,343
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	14,400	18,633
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	17,801
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	27,000	26,804
	CTBC Financial Holding Co. Ltd., Class A	Banks	75,000	112,197
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	1,500	21,207
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	2,500	18,913
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	444	13,406
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	292	23,590
	Eva Airways Corp., Class H	Passenger Airlines	18,000	24,586
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	6,000	40,874
	Far Eastern New Century Corp.	Industrial Conglomerates	6,000	6,757
	Formosa Chemicals & Fibre Corp.	Chemicals	26,000	20,382

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	8,400	10,352
Fortune Electric Co. Ltd.	Electrical Equipment	306	5,898
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,500	14,532
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,440	14,862
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	24,800	136,684
Hua Nan Financial Holdings Co. Ltd., Class C	Banks	42,000	39,107
Innolux Corp.	Electronic Equipment, Instruments & Components	54,000	21,628
International Games System Co. Ltd.	Entertainment	1,000	29,371
Inventec Corp.	Technology Hardware, Storage & Peripherals	18,000	26,065
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	555	45,218
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	13,000	49,175
Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	582	26,896
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	5,170	221,228
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	19,649
momo.com, Inc.	Broadline Retail	573	5,277
Nien Made Enterprise Co. Ltd.	Household Durables	1,140	15,903
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,720	69,403
Pegatron Corp.	Technology Hardware, Storage & Peripherals	12,000	31,549
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	17,219
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	4,200	18,907
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,000	58,229
Ruentex Development Co. Ltd.	Real Estate Management & Development	12,000	12,221
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	8,400	18,518
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	8,400	33,069
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	48,230	1,750,096
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	9,000	14,573
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	3,000	25,418
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	9,000	35,123
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	78,000	118,020
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,987	20,597
Voltronic Power Technology Corp.	Electrical Equipment	380	16,391
Walsin Lihwa Corp.	Electrical Equipment	17,952	13,274
Wistron Corp.	Technology Hardware, Storage & Peripherals	6,000	25,161
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	620	53,697
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	10,000	24,031
Yageo Corp.	Electronic Equipment, Instruments & Components	1,750	29,055
			3,705,592
Thailand 1.3%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	7,200	61,571
Bangkok Bank PCL, Class A, NVDR	Banks	2,400	10,262
Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	8,400	11,950
Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	19,200	13,584
Home Product Center PCL, NVDR	Specialty Retail	24,600	4,919
Kasikornbank PCL, NVDR	Banks	5,400	25,498
Krung Thai Bank PCL, NVDR	Banks	21,600	14,152
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	8,400	28,294
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	52,200	48,172
TMBThanachart Bank PCL, NVDR	Banks	250,800	14,581
			232,983
Turkey 0.6%
Enka Insaat ve Sanayi AS	Construction & Engineering	5,214	8,707
Ford Otomotiv Sanayi AS	Automobiles	4,020	9,016
Haci Omer Sabanci Holding AS	Banks	7,284	16,410
KOC Holding AS	Industrial Conglomerates	4,374	16,927
Tofas Turk Otomobil Fabrikasi AS	Automobiles	750	3,698
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	6,888	16,643
Turkiye Garanti Bankasi AS	Banks	3,324	11,277
Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	5,574	19,610
			102,288
United Arab Emirates 4.0%
Abu Dhabi Commercial Bank PJSC	Banks	17,640	64,742
Abu Dhabi Islamic Bank PJSC	Banks	8,634	50,541

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	17,616	17,602
	ADNOC Drilling Co. PJSC	Energy Equipment & Services	3,180	4,935
	Dubai Electricity & Water Authority PJSC	Multi-Utilities	55,152	42,346
	Dubai Islamic Bank PJSC	Banks	17,202	42,480
	Emaar Development PJSC	Real Estate Management & Development	5,298	19,473
	Emaar Properties PJSC	Real Estate Management & Development	36,900	136,635
	Emirates Integrated Telecommunications Co. PJSC	Diversified Telecommunication Services	5,418	14,633
	Emirates NBD Bank PJSC	Banks	14,274	88,609
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	21,378	102,442
	First Abu Dhabi Bank PJSC	Banks	23,706	107,143
	Pure Health Holding PJSC	Health Care Providers & Services	14,964	10,960
	Salik Co. PJSC	Transportation Infrastructure	11,016	18,146
				720,687
	Total Common Stocks (Cost $15,829,526)			17,349,813
	Preferred Stocks 2.3%
	Brazil 1.7%
[e]	Cia Energetica de Minas Gerais, 16.667%, pfd.	Electric Utilities	11,400	22,558
[e]	Cia Paranaense de Energia - Copel, Class B, 6.188%, pfd.	Electric Utilities	6,600	15,068
[e]	Itau Unibanco Holding SA, 6.217%, pfd.	Banks	13,800	93,427
[e]	Itausa SA, 7.489%, pfd.	Banks	38,400	77,041
[e]	Petroleo Brasileiro SA - Petrobras, 10.108%, pfd.	Oil, Gas & Consumable Fuels	18,600	106,941
				315,035
	Colombia 0.2%
[e]	Grupo Cibest SA, 9.801%, pfd.	Banks	2,724	30,781
	Russia 0.0%
[b,d]	Surgutneftegas PAO, pfd.	Oil, Gas & Consumable Fuels	162,582	—
	South Korea 0.4%
[e]	Hyundai Motor Co., 7.93%, pfd.	Automobiles	132	15,542
[e]	Hyundai Motor Co., 8.123%, pfd.	Automobiles	84	9,616
[e]	Samsung Electronics Co. Ltd., 2.931%, pfd.	Technology Hardware, Storage & Peripherals	1,098	40,272
				65,430
	Total Preferred Stocks (Cost $444,467)			411,246
	Total Investments before Short-Term Investments (Cost $16,273,993)			17,761,059
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	67	67
	Total Short-Term Investments (Cost $67)			67
	Total Investments (Cost $16,274,060) 99.5%			17,761,126
	Other Assets, less Liabilities 0.5%			96,112
	Net Assets 100.0%			$ 17,857,238
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $781,232, representing 4.4% of net assets.
[b]Non-income producing.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $36,689, representing 0.2% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	2	$ 123,350	9/19/25	$ 2,286

*As of period end.
Abbreviations
Selected Portfolio
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Exponential Data ETF	Country	Shares	Value
	Common Stocks 97.2%
	Capital Markets 3.7%
[a]	Coinbase Global, Inc., Class A	United States	157	$ 55,027
	FactSet Research Systems, Inc.	United States	21	9,393
	Moody’s Corp.	United States	40	20,063
	MSCI, Inc.	United States	34	19,609
	Tradeweb Markets, Inc., Class A	United States	317	46,409
				150,501
	Communications Equipment 1.1%
[a]	Arista Networks, Inc.	United States	434	44,403
	Diversified Consumer Services 1.7%
[a]	Duolingo, Inc.	United States	169	69,293
	Entertainment 3.3%
[a]	Netflix, Inc.	United States	100	133,913
	Health Care Technology 3.7%
[a]	Doximity, Inc., Class A	United States	655	40,178
[a]	Schrodinger, Inc.	United States	1,641	33,017
	Simulations Plus, Inc.	United States	645	11,255
[a]	Veeva Systems, Inc., Class A	United States	162	46,653
[a]	Waystar Holding Corp.	United States	503	20,557
				151,660
	Insurance 0.4%
[a]	Root, Inc., Class A	United States	129	16,508
	Interactive Media & Services 14.0%
	Alphabet, Inc., Class A	United States	1,012	178,345
	Meta Platforms, Inc., Class A	United States	423	312,212
[a]	Pinterest, Inc., Class A	United States	597	21,408
[a]	Reddit, Inc., Class A	United States	339	51,043
[a]	Snap, Inc., Class A	United States	1,075	9,342
				572,350
	IT Services 15.5%
[a]	Akamai Technologies, Inc.	United States	211	16,829
[a]	Cloudflare, Inc., Class A	United States	1,710	334,869
[a]	Gartner, Inc.	United States	58	23,445
[a]	GoDaddy, Inc., Class A	United States	312	56,179
[a]	Kyndryl Holdings, Inc.	United States	258	10,826
[a]	MongoDB, Inc.	United States	150	31,499
[a]	Snowflake, Inc., Class A	United States	543	121,507
[a]	Wix.com Ltd.	Israel	264	41,833
				636,987
	Media 0.8%
[a]	Trade Desk, Inc., Class A	United States	493	35,491
	Professional Services 1.4%
	TransUnion	United States	188	16,544
	Verisk Analytics, Inc.	United States	129	40,184
				56,728
	Software 47.6%
[a]	AppLovin Corp., Class A	United States	361	126,379
[a]	Aurora Innovation, Inc.	United States	5,189	27,190
[a]	Clearwater Analytics Holdings, Inc., Class A	United States	705	15,461
[a]	Confluent, Inc., Class A	United States	2,129	53,076
	Constellation Software, Inc.	Canada	14	51,231
[a]	Crowdstrike Holdings, Inc., Class A	United States	309	157,377
[a]	Datadog, Inc., Class A	United States	417	56,016

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Fair Isaac Corp.	United States	51	93,226
[a]	Fortinet, Inc.	United States	747	78,973
[a]	Gitlab, Inc., Class A	United States	740	33,381
[a]	Guidewire Software, Inc.	United States	182	42,852
[a]	HubSpot, Inc.	United States	96	53,437
[a]	Life360, Inc.	United States	812	52,983
	Microsoft Corp.	United States	483	240,249
[a]	Monday.com Ltd.	United States	321	100,948
[a]	Nutanix, Inc., Class A	United States	135	10,319
[a]	Palantir Technologies, Inc., Class A	United States	414	56,437
[a]	Palo Alto Networks, Inc.	United States	705	144,271
[a]	Q2 Holdings, Inc.	United States	210	19,654
[a]	Qualys, Inc.	United States	86	12,287
[a]	Rubrik, Inc., Class A	United States	111	9,945
	Salesforce, Inc.	United States	226	61,628
[a]	Samsara, Inc., Class A	United States	630	25,061
[a]	SentinelOne, Inc., Class A	United States	1,341	24,513
[a]	ServiceNow, Inc.	United States	227	233,374
[a]	ServiceTitan, Inc., Class A	United States	318	34,083
	Trend Micro, Inc.	Japan	675	46,623
[a]	Tyler Technologies, Inc.	United States	33	19,564
[a]	Vertex, Inc., Class A	United States	105	3,710
[a]	Zscaler, Inc.	United States	211	66,241
				1,950,489
	Specialized REITs 1.9%
	Crown Castle, Inc.	United States	213	21,881
	Equinix, Inc.	United States	45	35,796
	SBA Communications Corp.	United States	95	22,310
				79,987
	Wireless Telecommunication Services 2.1%
	T-Mobile U.S., Inc.	United States	358	85,297
	Total Common Stocks (Cost $3,121,503)			3,983,607
	Total Investments before Short-Term Investments (Cost $3,121,503)			3,983,607
	Short-Term Investments 2.6%
	Money Market Funds 2.6%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	United States	106,285	106,285
	Total Short-Term Investments (Cost $106,285)			106,285
	Total Investments (Cost $3,227,788) 99.8%			4,089,892
	Other Assets, less Liabilities 0.2%			7,429
	Net Assets 100.0%			$ 4,097,321
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Focused Growth ETF	Country	Shares	Value
	Common Stocks 99.8%
	Aerospace & Defense 2.9%
[a]	Axon Enterprise, Inc.	United States	5,272	$ 4,364,900
	Automobiles 3.6%
[a]	Tesla, Inc.	United States	16,702	5,305,557
	Biotechnology 1.4%
[a]	Argenx SE, ADR	Netherlands	1,079	594,766
[a]	Natera, Inc.	United States	8,917	1,506,438
				2,101,204
	Broadline Retail 10.7%
[a]	Amazon.com, Inc.	United States	59,845	13,129,395
[a]	MercadoLibre, Inc.	Brazil	1,099	2,872,379
				16,001,774
	Capital Markets 2.3%
[a]	Robinhood Markets, Inc., Class A	United States	13,410	1,255,578
	Tradeweb Markets, Inc., Class A	United States	14,459	2,116,798
				3,372,376
	Consumer Staples Distribution & Retail 3.8%
	Costco Wholesale Corp.	United States	5,691	5,633,749
	Diversified Consumer Services 0.4%
[a]	Duolingo, Inc.	United States	1,525	625,280
	Entertainment 4.4%
[a]	Netflix, Inc.	United States	3,119	4,176,747
[a]	ROBLOX Corp., Class A	United States	7,180	755,336
[a]	Sea Ltd., ADR	Singapore	10,413	1,665,455
				6,597,538
	Financial Services 4.1%
	Mastercard, Inc., Class A	United States	10,914	6,133,013
	Health Care Equipment & Supplies 2.5%
[a]	Intuitive Surgical, Inc.	United States	6,921	3,760,941
	Health Care Technology 0.7%
[a]	Doximity, Inc., Class A	United States	16,091	987,022
	Hotels, Restaurants & Leisure 1.6%
[a]	DoorDash, Inc., Class A	United States	9,729	2,398,296
	Interactive Media & Services 12.0%
	Alphabet, Inc., Class A	United States	27,428	4,833,636
	Meta Platforms, Inc., Class A	United States	17,790	13,130,621
				17,964,257
	IT Services 3.9%
[a]	Cloudflare, Inc., Class A	United States	12,074	2,364,452
[a]	Shopify, Inc., Class A	Canada	29,735	3,429,932
				5,794,384
	Pharmaceuticals 2.2%
	Eli Lilly & Co.	United States	4,170	3,250,640
	Semiconductors & Semiconductor Equipment 21.5%
	Analog Devices, Inc.	United States	6,353	1,512,141
	ASML Holding NV	Netherlands	1,201	962,469
	Broadcom, Inc.	United States	27,227	7,505,123
	NVIDIA Corp.	United States	115,495	18,247,055
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	17,433	3,948,400
				32,175,188

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Software 21.8%
[a]	AppLovin Corp., Class A	United States	7,549	2,642,754
[a]	Cadence Design Systems, Inc.	United States	15,640	4,819,466
	Constellation Software, Inc.	Canada	507	1,855,297
[a]	HubSpot, Inc.	United States	1,191	662,946
	Intuit, Inc.	United States	1,851	1,457,903
	Microsoft Corp.	United States	31,070	15,454,529
[a]	ServiceNow, Inc.	United States	5,580	5,736,686
				32,629,581
	Total Common Stocks (Cost $105,444,123)			149,095,700
	Total Investments before Short-Term Investments (Cost $105,444,123)			149,095,700
	Short-Term Investments 0.2%
	Money Market Funds 0.2%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	United States	262,450	262,450
	Total Short-Term Investments (Cost $262,450)			262,450
	Total Investments (Cost $105,706,573) 100.0%			149,358,150
	Other Assets, less Liabilities (0.0)%†			(37,749)
	Net Assets 100.0%			$ 149,320,401
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
	Common Stocks 100.2%
	Cambodia 0.0%†
[a]	NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$ 2,721
	China 33.0%
	360 Security Technology, Inc., Class A	Software	2,400	3,417
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	600	1,448
[b]	3SBio, Inc., Class A	Biotechnology	6,000	18,076
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	2,500	12,962
[a]	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	245	6,235
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,159
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	700	3,766
	Agricultural Bank of China Ltd., Class A	Banks	24,000	19,701
	Agricultural Bank of China Ltd., Class H	Banks	114,000	81,325
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	2,655	4,626
[a]	Air China Ltd., Class A	Passenger Airlines	3,600	3,965
[a]	Air China Ltd., Class H	Passenger Airlines	6,000	4,555
	Airtac International Group, Class A	Machinery	540	16,101
[a,b]	Akeso, Inc.	Biotechnology	2,400	28,112
	Alibaba Group Holding Ltd., Class A	Broadline Retail	66,600	931,552
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	3,600	3,538
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	16,000	10,762
	An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	586
[a]	Angang Steel Co. Ltd., Class A	Metals & Mining	1,800	583
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,200	3,597
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	4,500	11,442
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	3,210
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	100	1,859
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	600	8,025
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	600	3,358
	Anjoy Foods Group Co. Ltd., Class A	Food Products	100	1,123
	Anker Innovations Technology Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	200	3,172
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	4,800	57,783
	Autohome, Inc., ADR	Interactive Media & Services	228	5,880
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,683
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	12,000	6,772
	Avicopter PLC, Class A	Aerospace & Defense	200	1,084
[a]	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	1,800	1,852
[a,b]	BAIC Motor Corp. Ltd., Class H	Automobiles	9,000	2,224
[a]	Baidu, Inc., Class A	Interactive Media & Services	8,100	86,108
	Bank of Beijing Co. Ltd., Class A	Banks	6,000	5,721
	Bank of Changsha Co. Ltd., Class A	Banks	1,200	1,665
	Bank of Chengdu Co. Ltd., Class A	Banks	1,200	3,367
	Bank of China Ltd., Class A	Banks	13,200	10,356
	Bank of China Ltd., Class H	Banks	270,000	156,841
	Bank of Communications Co. Ltd., Class A	Banks	11,400	12,732
	Bank of Communications Co. Ltd., Class H	Banks	24,000	22,318
	Bank of Guiyang Co. Ltd., Class A	Banks	1,200	1,045
	Bank of Hangzhou Co. Ltd., Class A	Banks	1,800	4,227
	Bank of Jiangsu Co. Ltd., Class A	Banks	5,400	9,001
	Bank of Nanjing Co. Ltd., Class A	Banks	3,000	4,867
	Bank of Ningbo Co. Ltd., Class A	Banks	1,800	6,875
	Bank of Shanghai Co. Ltd., Class A	Banks	4,200	6,221
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	6,600	6,072
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	2,400	1,012

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	8,000	3,017
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	1,800	1,015
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	1,200	3,396
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,000	8,229
[a]	Beijing Kingsoft Office Software, Inc., Class A	Software	128	5,004
	Beijing New Building Materials PLC, Class A	Building Products	600	2,218
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	1,200	754
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	600	725
	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	600	1,198
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	720	1,929
	Beijing Tong Ren Tang Co. Ltd., Class A	Pharmaceuticals	600	3,020
[a]	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	600	988
[a]	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	303	2,580
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	1,200	2,166
[a]	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	11,400	9,151
[a]	BeOne Medicines Ltd.	Biotechnology	3,300	62,132
[a]	Bilibili, Inc., Class Z	Interactive Media & Services	1,080	23,072
[b]	Blue Moon Group Holdings Ltd.	Household Products	3,000	1,571
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	840	769
	BOC Hong Kong Holdings Ltd.	Banks	13,500	58,643
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,400	6,350
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	3,600	1,197
	Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	4,861
[b]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	6,600	6,533
	BYD Co. Ltd., Class A	Automobiles	500	23,168
	BYD Co. Ltd., Class H	Automobiles	13,824	215,725
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	12,153
	By-health Co. Ltd., Class A	Personal Care Products	600	941
	C&D International Investment Group Ltd.	Real Estate Management & Development	3,000	6,069
	Caitong Securities Co. Ltd., Class A	Capital Markets	1,200	1,325
[a]	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	150	12,596
[a]	CCOOP Group Co. Ltd., Class A	Broadline Retail	5,400	1,749
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	735
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	1,800	726
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,000	3,049
[b]	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	36,000	12,245
[a]	Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	100	1,385
	Changjiang Securities Co. Ltd., Class A	Capital Markets	1,800	1,741
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	100	1,745
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,798
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,200	1,208
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	600	744
[a,b]	China Bohai Bank Co. Ltd., Class H	Banks	12,000	1,360
[a]	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	36,000	6,145
	China CITIC Bank Corp. Ltd., Class A	Banks	3,600	4,272
	China CITIC Bank Corp. Ltd., Class H	Banks	36,000	34,303
[a,b]	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	72,000	11,740
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	2,749
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	9,253
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	8,000	4,331
	China Conch Venture Holdings Ltd.	Construction & Engineering	6,000	6,925
	China Construction Bank Corp., Class A	Banks	3,000	3,954

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	China Construction Bank Corp., Class H	Banks	360,000	363,210
	China CSSC Holdings Ltd., Class A	Machinery	1,200	5,451
[a]	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	5,400	3,038
[a]	China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	12,000	4,831
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	10,200	3,175
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	24,000	3,210
	China Everbright Bank Co. Ltd., Class A	Banks	13,200	7,647
	China Everbright Bank Co. Ltd., Class H	Banks	12,000	5,992
[b]	China Feihe Ltd.	Food Products	12,000	8,729
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	1,800	4,310
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	12,000	13,498
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	1,200	1,404
[a]	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	2,479
	China Hongqiao Group Ltd.	Metals & Mining	9,000	20,614
	China International Capital Corp. Ltd., Class A	Capital Markets	900	4,443
[b]	China International Capital Corp. Ltd., Class H	Capital Markets	4,800	10,823
	China International Marine Containers Group Co. Ltd., Class A	Machinery	600	658
	China International Marine Containers Group Co. Ltd., Class H	Machinery	3,000	2,369
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	24,000	3,638
	China Jushi Co. Ltd., Class A	Construction Materials	1,200	1,910
	China Lesso Group Holdings Ltd.	Building Products	6,000	3,203
	China Life Insurance Co. Ltd., Class H	Insurance	27,000	64,800
[a,b]	China Literature Ltd., Class A	Media	1,200	4,563
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	10,808
	China Medical System Holdings Ltd.	Pharmaceuticals	6,000	9,172
	China Merchants Bank Co. Ltd., Class A	Banks	6,000	38,489
	China Merchants Bank Co. Ltd., Class H	Banks	14,000	97,822
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,622
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	1,800	3,015
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,380	7,979
	China Merchants Securities Co. Ltd., Class A	Capital Markets	2,400	5,893
[b]	China Merchants Securities Co. Ltd., Class H	Capital Markets	1,200	2,168
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	2,400	2,938
	China Minsheng Banking Corp. Ltd., Class A	Banks	10,200	6,764
	China Minsheng Banking Corp. Ltd., Class H	Banks	24,000	13,605
	China National Building Material Co. Ltd., Class H	Construction Materials	13,500	6,449
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	1,800	1,927
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,000	7,807
[a]	China National Software & Service Co. Ltd., Class A	Software	260	1,698
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	1,200	4,171
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	600	1,153
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	8,000	6,563
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	15,000	26,025
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	1,800	9,426
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	9,600	32,836
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	10,200	8,031
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	86,000	45,027
	China Railway Group Ltd., Class A	Construction & Engineering	6,000	4,699
	China Railway Group Ltd., Class H	Construction & Engineering	18,000	8,622
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	2,000	1,435
[b]	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	6,000	2,469

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	600	3,025
	China Reinsurance Group Corp., Class H	Insurance	24,000	3,730
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	12,000	2,568
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,563
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	395	2,601
[b]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	2,400	11,603
[b]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	6,000	3,913
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	7,200	17,372
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	468	2,044
[a]	China Ruyi Holdings Ltd.	Entertainment	48,000	15,470
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	10,187
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	12,000	46,548
	China South Publishing & Media Group Co. Ltd., Class A	Media	600	1,099
[a]	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	3,600	2,965
[a]	China Southern Airlines Co. Ltd., Class H	Passenger Airlines	6,000	3,073
[a]	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	11,400	9,183
[a]	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	3,371
	China Taiping Insurance Holdings Co. Ltd.	Insurance	4,800	9,355
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,400	4,996
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	600	5,107
[b]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	600	3,982
[b]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	18,000	25,727
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	8,400	6,262
[a]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,000	2,689
[a]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	9,000	5,606
	China XD Electric Co. Ltd., Class A	Electrical Equipment	1,800	1,543
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,600	27,770
	China Zheshang Bank Co. Ltd., Class A	Banks	6,000	2,840
	China Zheshang Bank Co. Ltd., Class H	Banks	12,000	4,510
[a]	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	2,400	4,275
[a]	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	7,200	3,623
[a]	Chongqing Qianli Technology Co. Ltd., Class A	Automobiles	1,800	2,133
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	3,000	2,990
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	6,000	5,067
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	700	1,914
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	6,000	10,257
	CITIC Ltd., Class B	Industrial Conglomerates	18,000	24,718
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,480	2,430
	CITIC Securities Co. Ltd., Class A	Capital Markets	3,600	13,881
	CITIC Securities Co. Ltd., Class H	Capital Markets	6,000	18,115
	CMOC Group Ltd., Class A	Metals & Mining	4,800	5,642
	CMOC Group Ltd., Class H	Metals & Mining	15,000	15,248
	CNGR Advanced Material Co. Ltd., Class A	Electrical Equipment	180	826
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	1,800	1,025
	CNPC Capital Co. Ltd., Class A	Banks	2,400	2,446
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,200	42,253

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	3,000	1,034
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	12,000	1,620
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,731
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	4,976
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	4,200	8,818
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	10,500	18,245
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	8,000	6,685
	CRRC Corp. Ltd., Class A	Machinery	7,200	7,076
	CRRC Corp. Ltd., Class H	Machinery	18,000	10,869
	CSC Financial Co. Ltd., Class A	Capital Markets	1,800	6,043
[b]	CSC Financial Co. Ltd., Class H	Capital Markets	3,000	4,013
	CSG Holding Co. Ltd., Class B	Construction Materials	4,800	1,101
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	4,330
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	30,000	29,427
	Daqin Railway Co. Ltd., Class A	Ground Transportation	6,000	5,528
[a]	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	156	2,367
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,062
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	3,057
	DHC Software Co. Ltd., Class A	IT Services	1,200	1,608
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,460
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	1,200	2,804
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,200	2,048
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	9,000	3,955
	Dongxing Securities Co. Ltd., Class A	Capital Markets	1,200	1,868
[a,b]	East Buy Holding Ltd.	Consumer Staples Distribution & Retail	2,500	3,777
	East Money Information Co. Ltd., Class A	Capital Markets	4,200	13,562
	Eastroc Beverage Group Co. Ltd., Class A	Beverages	200	8,768
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	1,626
	Empyrean Technology Co. Ltd., Class A	Software	200	3,459
	ENN Energy Holdings Ltd.	Gas Utilities	3,000	23,962
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	1,200	3,166
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	280	4,965
[a,b,c]	ESR Group Ltd., Class H	Real Estate Management & Development	9,600	15,898
	Eve Energy Co. Ltd., Class A	Electrical Equipment	600	3,837
	Everbright Securities Co. Ltd., Class A	Capital Markets	1,200	3,012
[a]	Everdisplay Optronics Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,000	980
	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,200	777
	FAW Jiefang Group Co. Ltd., Class A	Machinery	600	575
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	400	1,174
	First Capital Securities Co. Ltd., Class A	Capital Markets	1,200	1,186
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,274
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	2,245
	Focus Media Information Technology Co. Ltd., Class A	Media	4,200	4,280
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,800	9,778
	Fosun International Ltd.	Industrial Conglomerates	9,000	5,354
	Founder Securities Co. Ltd., Class A	Capital Markets	2,400	2,650
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	10,745
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,615
	Fujian Sunner Development Co. Ltd., Class A	Food Products	600	1,197
	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	2,976	35,147
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	600	4,775
[b]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	2,400	17,136
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	1,200	2,580
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	600	2,829

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[b]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,800	5,228
[a]	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	84,000	10,701
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	3,243
[a]	GDS Holdings Ltd., Class A	IT Services	3,000	11,274
	GEM Co. Ltd., Class A	Electrical Equipment	1,200	1,064
[a]	Gemdale Corp., Class A	Real Estate Management & Development	1,200	635
[a]	Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	7,541
	GF Securities Co. Ltd., Class A	Capital Markets	1,800	4,224
	GF Securities Co. Ltd., Class H	Capital Markets	3,600	6,044
[b]	Giant Biogene Holding Co. Ltd.	Personal Care Products	1,800	13,231
	Giant Network Group Co. Ltd., Class A	Entertainment	600	1,973
[a]	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	200	3,533
	Glarun Technology Co. Ltd., Class A	Communications Equipment	600	2,638
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,200	3,907
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	1,200	1,717
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	2,400	2,284
	Goneo Group Co. Ltd., Class A	Electrical Equipment	280	1,886
[a]	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	600	2,719
[a]	Great Wall Motor Co. Ltd., Class A	Automobiles	1,200	3,598
[a]	Great Wall Motor Co. Ltd., Class H	Automobiles	9,000	13,850
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	1,200	7,525
[a]	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	3,000	683
	Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	3,611
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	1,126
	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	3,600	812
	Guangdong Haid Group Co. Ltd., Class A	Food Products	600	4,908
[a]	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,200	1,948
[a]	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,513
	Guangshen Railway Co. Ltd., Class A	Ground Transportation	1,800	726
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	600	805
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,800	1,882
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	12,000	4,387
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	600	2,208
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	1,000	2,217
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	600	1,168
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	600	1,518
	Guolian Minsheng Securities Co. Ltd., Class A	Capital Markets	1,800	2,601
	Guosen Securities Co. Ltd., Class A	Capital Markets	1,800	2,895
[a]	Guosheng Financial Holding, Inc., Class A	Capital Markets	600	1,261
	Guotai Haitong Securities Co. Ltd., Class A	Capital Markets	4,260	11,395
[b]	Guotai Haitong Securities Co. Ltd., Class H	Capital Markets	10,528	16,898
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,200	1,322
	H World Group Ltd.	Hotels, Restaurants & Leisure	7,200	24,352
[b]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	6,000	11,389
	Haier Smart Home Co. Ltd., Class A	Household Durables	1,800	6,227
	Haier Smart Home Co. Ltd., Class H	Household Durables	8,400	24,023
[a]	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	12,000	2,245
[a]	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	3,000	1,483
	Haisco Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	400	2,358
	Haitian International Holdings Ltd.	Machinery	2,000	5,197
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	1,200	1,633
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	634	1,147
	Hangzhou GreatStar Industrial Co. Ltd., Class A	Household Durables	400	1,424
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	600	1,592

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,079
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	300	2,233
[b]	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	600	2,924
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	600	2,041
[b]	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	4,000	15,159
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	600	1,208
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	600	1,394
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,200	4,089
	Hengan International Group Co. Ltd.	Personal Care Products	2,200	6,320
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,185
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,800	3,583
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	600	1,282
	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,200	985
	Hesteel Co. Ltd., Class A	Metals & Mining	3,600	1,086
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	1,000	2,726
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	200	7,623
	HLA Group Corp. Ltd., Class A	Specialty Retail	1,200	1,166
	Hongta Securities Co. Ltd., Class A	Capital Markets	1,200	1,419
[a]	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,200	1,776
[a]	Horizon Robotics	Software	28,800	23,810
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,323
[a,b]	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	2,000	8,841
	Huaan Securities Co. Ltd., Class A	Capital Markets	1,200	977
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,833
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	3,180
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	600	3,381
	Huafon Chemical Co. Ltd., Class A	Chemicals	1,200	1,107
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,938
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	600	950
	Hualan Biological Engineering, Inc., Class A	Biotechnology	600	1,313
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	1,800	2,400
	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	3,000	2,990
	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	16,000	10,313
	Huatai Securities Co. Ltd., Class A	Capital Markets	2,400	5,967
[b]	Huatai Securities Co. Ltd., Class H	Capital Markets	4,800	9,722
	Huaxia Bank Co. Ltd., Class A	Banks	4,800	5,300
	Huaxin Cement Co. Ltd., Class H	Construction Materials	1,200	1,345
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,200	2,957
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,133
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	600	1,720
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	2,852
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	600	1,757
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,400	1,474
	Hundsun Technologies, Inc., Class A	Software	600	2,809
[a]	HUTCHMED China Ltd.	Pharmaceuticals	2,000	6,000
[a,b]	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,200	2,333
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	11,835
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	4,262
	Iflytek Co. Ltd., Class A	Software	600	4,011
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	140	3,417
	Industrial & Commercial Bank of China Ltd., Class A	Banks	20,400	21,616
	Industrial & Commercial Bank of China Ltd., Class H	Banks	300,000	237,707
	Industrial Bank Co. Ltd., Class A	Banks	6,000	19,550

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Industrial Securities Co. Ltd., Class A	Capital Markets	2,400	2,074
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	12,600	3,149
	Inner Mongolia Berun Chemical Co. Ltd., Class A	Chemicals	1,200	802
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	600	1,657
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,400	2,321
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	2,400	1,849
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,033
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	1,800	7,006
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	3,600	7,132
[a,b]	Innovent Biologics, Inc., Class B	Biotechnology	6,000	59,924
[a]	iQIYI, Inc., ADR	Entertainment	1,788	3,165
[a]	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,082
	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	600	4,577
[a]	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,136	1,583
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	200	602
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,822
[a,b]	JD Health International, Inc.	Consumer Staples Distribution & Retail	3,900	21,363
[a,b]	JD Logistics, Inc.	Air Freight & Logistics	7,200	12,052
	JD.com, Inc., Class A	Broadline Retail	9,300	151,525
[a]	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,800	2,093
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	600	1,285
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	4,000	5,646
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	1,800	1,523
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	4,985
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	1,800	13,042
[a]	Jiangsu Hoperun Software Co. Ltd., Class A	Software	300	2,129
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	600	3,261
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	600	936
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	600	5,407
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	300	1,491
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,200	2,422
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	600	1,963
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	5,000	9,707
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	600	916
[a]	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,600	2,608
[a,b]	Jinxin Fertility Group Ltd.	Health Care Providers & Services	9,000	3,508
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	963
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	600	924
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,606	1,152
	JOYY, Inc., ADR	Interactive Media & Services	102	5,193
	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	600	1,128
[a]	J-Yuan Trust Co. Ltd., Class A	Capital Markets	3,000	1,235
[a]	Kanzhun Ltd., ADR	Interactive Media & Services	1,200	21,408
	KE Holdings, Inc., ADR	Real Estate Management & Development	2,472	43,853
	Keda Industrial Group Co. Ltd., Class A	Machinery	600	821
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	9,592
[a]	Kingdee International Software Group Co. Ltd.	Software	11,000	21,636
	Kingnet Network Co. Ltd., Class A	Entertainment	600	1,617
	Kingsoft Corp. Ltd.	Entertainment	3,600	18,757
[a,b]	Kuaishou Technology, Class B	Interactive Media & Services	10,200	82,250
	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	600	3,349
[a]	Kunlun Tech Co. Ltd., Class A	Interactive Media & Services	600	2,817

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Kweichow Moutai Co. Ltd., Class A	Beverages	330	64,935
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	1,200	4,475
	LB Group Co. Ltd., Class A	Chemicals	600	1,358
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	1,735
[a,b]	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	2,400	2,721
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	30,000	36,000
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	5,604
	Leo Group Co. Ltd., Class A	Media	1,800	879
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	600	1,154
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	511
[a]	Li Auto, Inc., Class A	Automobiles	4,200	57,248
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	9,000	19,399
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	5,400	1,131
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	2,400	2,878
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	1,006
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	600	2,259
[b]	Longfor Group Holdings Ltd.	Real Estate Management & Development	9,000	10,617
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	5,032
[a]	Lufax Holding Ltd., ADR	Consumer Finance	1,164	3,248
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	600	863
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,400	11,623
[a,b]	Luye Pharma Group Ltd.	Pharmaceuticals	9,000	4,104
	Luzhou Laojiao Co. Ltd., Class A	Beverages	400	6,332
[a]	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	867
	Mango Excellent Media Co. Ltd., Class A	Entertainment	600	1,828
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	260	2,590
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,200	1,791
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	1,200	861
[a,b]	Meituan, Class B	Hotels, Restaurants & Leisure	19,900	317,639
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	4,800	1,997
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	12,000	2,476
[a]	Microport Scientific Corp.	Health Care Equipment & Supplies	3,600	4,017
	Midea Group Co. Ltd., Class H	Household Durables	2,400	22,762
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	600	962
	MINISO Group Holding Ltd.	Broadline Retail	1,200	5,442
	Minmetals Capital Co. Ltd., Class A	Capital Markets	1,200	977
	Minth Group Ltd.	Automobile Components	3,000	8,560
[a]	MMG Ltd.	Metals & Mining	16,000	7,806
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	306	3,503
	Muyuan Foods Co. Ltd., Class A	Food Products	1,596	9,360
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	1,055
	Nanjing Securities Co. Ltd., Class A	Capital Markets	1,200	1,354
	NARI Technology Co. Ltd., Class A	Electrical Equipment	2,400	7,508
	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,136
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	12,347
[a]	NavInfo Co. Ltd., Class A	Software	600	715
	NetEase, Inc.	Entertainment	6,900	185,465
	New China Life Insurance Co. Ltd., Class A	Insurance	600	4,900
	New China Life Insurance Co. Ltd., Class H	Insurance	3,600	19,605
[a]	New Hope Liuhe Co. Ltd., Class A	Food Products	1,200	1,571
	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	6,000	32,217
	Newland Digital Technology Co. Ltd., Class A	Software	600	2,712
[a]	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	2,469
[a]	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	600	1,921
	Ningbo Deye Technology Co. Ltd., Class A	Electrical Equipment	252	1,853
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	600	1,461
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	200	1,444
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	1,252
[a]	Ningbo Shanshan Co. Ltd., Class A	Chemicals	600	792
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	600	3,958

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	1,800	920
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	2,400	5,408
[a]	NIO, Inc., Class A	Automobiles	6,120	21,362
[b]	Nongfu Spring Co. Ltd., Class H	Beverages	6,000	30,650
	Northeast Securities Co. Ltd., Class A	Capital Markets	600	639
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	1,200	915
[a]	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,985
	OmniVision Integrated Circuits Group, Inc., Class A	Semiconductors & Semiconductor Equipment	600	10,692
	Orient Securities Co. Ltd., Class A	Capital Markets	2,400	3,243
[b]	Orient Securities Co. Ltd., Class H	Capital Markets	2,400	1,700
[a]	Pacific Securities Co. Ltd., Class A	Capital Markets	1,800	988
[a]	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	2,400	858
[a]	PDD Holdings, Inc., ADR	Broadline Retail	2,838	297,025
	People.cn Co. Ltd., Class A	Media	600	1,693
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	3,000	3,648
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	30,000	22,815
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	7,200	8,594
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	78,000	67,070
[a]	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	600	2,056
[a,b]	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,200	2,534
	PICC Property & Casualty Co. Ltd., Class H	Insurance	26,000	50,344
	Ping An Bank Co. Ltd., Class A	Banks	5,400	9,099
[b]	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	3,600	4,022
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	23,236
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	24,000	152,408
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	621
[a]	Polaris Bay Group Co. Ltd., Class A	Capital Markets	600	583
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	3,600	4,071
[d]	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	600	2,534
[b]	Pop Mart International Group Ltd.	Specialty Retail	2,400	81,508
	Postal Savings Bank of China Co. Ltd., Class A	Banks	9,000	6,873
[b]	Postal Savings Bank of China Co. Ltd., Class H	Banks	36,000	25,131
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	4,800	3,263
	Qifu Technology, Inc., ADR	Consumer Finance	408	17,691
[a]	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	600	2,008
[a]	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	1,800	4,292
	Range Intelligent Computing Technology Group Co. Ltd., Class A	IT Services	600	4,149
[a,b]	Remegen Co. Ltd., Class H	Biotechnology	500	3,468
	RLX Technology, Inc., ADR	Tobacco	2,466	5,450
	Rockchip Electronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	100	2,120
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	3,050	3,526
	SAIC Motor Corp. Ltd., Class A	Automobiles	2,400	5,377
	Sailun Group Co. Ltd., Class A	Automobile Components	1,200	2,198
[a]	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	3,121
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	4,299
	Sany Heavy Industry Co. Ltd., Class A	Machinery	2,400	6,014
	Satellite Chemical Co. Ltd., Class A	Chemicals	1,200	2,903
	SDIC Capital Co. Ltd., Class A	Capital Markets	1,800	1,890
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	4,939
	Sealand Securities Co. Ltd., Class A	Capital Markets	1,800	1,035
[a]	Seazen Group Ltd.	Real Estate Management & Development	12,000	3,562
[a]	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	600	1,146
[a,b]	SenseTime Group, Inc., Class B	Software	96,000	18,222
	Seres Group Co. Ltd., Class A	Automobiles	500	9,376
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	1,500	10,211

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	253	2,570
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	8,058
	Shaanxi Energy Investment Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	729
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	1,800	897
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,116
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,200	5,349
[b]	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	3,000	10,414
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	300	2,480
[a]	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	600	893
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	600	1,815
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	3,600	1,925
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	600	1,127
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	9,600	7,472
[a]	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,097
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	200	2,598
	Shanghai Baosight Software Co. Ltd., Class A	Software	792	2,612
	Shanghai Baosight Software Co. Ltd., Class B	Software	2,880	3,902
[a]	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	3,000	1,001
[a]	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	3,600	3,714
[a]	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	12,000	4,403
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	736
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	600	2,102
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	1,500	3,225
[a]	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	1,000	3,809
	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	900	3,992
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	3,000	2,391
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	600	862
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	1,200	968
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	600	760
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	600	742
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	4,800	2,184
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	1,200	1,322
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	200	1,605
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,200	2,995
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	3,000	4,471
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	8,400	16,277
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	600	1,573
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	1,800	1,726
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	3,000	4,062
[a]	Shanghai Stonehill Technology Co. Ltd., Class A	Software	1,800	1,415
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,200	1,022
	Shanghai United Imaging Healthcare Co. Ltd., Class A	Health Care Equipment & Supplies	216	3,852
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,200	930

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	600	2,153
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	4,200	1,117
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	2,176
	Shanjin International Gold Co. Ltd., Class A	Metals & Mining	900	2,380
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	600	731
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,608
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,767
[a]	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,200	724
	Shanxi Securities Co. Ltd., Class A	Capital Markets	1,200	978
[a]	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	1,800	902
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	400	9,850
[a]	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,441
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	600	1,103
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	3,367
	Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	300	4,515
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	6,600	4,625
[b]	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	4,800	1,639
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,069
[a]	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	2,000	1,745
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	800	7,211
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	6,000	5,916
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,570
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	400	12,550
	Shenzhen MTC Co. Ltd., Class A	Household Durables	1,800	1,101
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	Health Care Equipment & Supplies	300	2,375
[a]	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	2,400	754
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	400	2,643
	Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	600	1,694
[a]	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	1,251
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	374	4,161
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	1,200	767
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	21,325
[a]	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	600	1,844
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	620	1,220
[a]	Siasun Robot & Automation Co. Ltd., Class A	Machinery	600	1,439
	Sichuan Changhong Electric Co. Ltd., Class A	Household Durables	1,200	1,628
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	4,031
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	3,000	733
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	3,009
[a]	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	Biotechnology	200	8,336
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	1,800	2,488
[a]	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	300	3,054
	Silergy Corp.	Semiconductors & Semiconductor Equipment	1,260	15,334
	Sinolink Securities Co. Ltd., Class A	Capital Markets	1,200	1,469
	Sinoma International Engineering Co., Class A	Construction & Engineering	600	719
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	600	1,633
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	6,000	4,571

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	1,800	716
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	12,000	1,941
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	4,800	11,239
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,200	826
	Sinotrans Ltd., Class H	Air Freight & Logistics	6,000	3,042
	Sinotruk Hong Kong Ltd.	Machinery	3,000	8,752
	SITC International Holdings Co. Ltd.	Marine Transportation	5,000	16,019
	Skshu Paint Co. Ltd., Class A	Chemicals	196	1,008
[b]	Smoore International Holdings Ltd.	Tobacco	6,960	16,172
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	600	716
	SooChow Securities Co. Ltd., Class A	Capital Markets	1,200	1,466
	Southwest Securities Co. Ltd., Class A	Capital Markets	2,400	1,457
	Spring Airlines Co. Ltd., Class A	Passenger Airlines	300	2,331
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	9,000	2,625
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	660	6,244
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	21,203
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	600	1,680
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	358	2,244
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,164
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	196	2,185
[a]	TAL Education Group, ADR	Diversified Consumer Services	1,500	15,330
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	1,800	1,020
	TBEA Co. Ltd., Class A	Electrical Equipment	1,420	2,365
[a]	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	5,400	3,264
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,287
	Tencent Holdings Ltd.	Interactive Media & Services	23,100	1,480,166
	Tencent Music Entertainment Group, ADR	Entertainment	1,848	36,017
	Thunder Software Technology Co. Ltd., Class A	Software	200	1,598
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,200	1,003
[a]	Tianfeng Securities Co. Ltd., Class A	Capital Markets	2,400	1,652
[a]	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	714
[a]	Tianqi Lithium Corp., Class A	Chemicals	600	2,684
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	1,800	2,088
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,692
	Tingyi Cayman Islands Holding Corp.	Food Products	6,000	8,790
[d]	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	11,972
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,146
	Tongkun Group Co. Ltd., Class A	Chemicals	600	888
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	3,600	1,679
[a]	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	2,806
	Topchoice Medical Corp., Class A	Health Care Providers & Services	140	807
[b]	Topsports International Holdings Ltd.	Specialty Retail	12,000	4,678
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	3,000	4,013
[a]	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	2,434
	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,350	136,510
[a]	Tsinghua Tongfang Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	1,213
	Tsingtao Brewery Co. Ltd., Class A	Beverages	400	3,879
	Tsingtao Brewery Co. Ltd., Class H	Beverages	2,304	15,042
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	2,933
	Uni-President China Holdings Ltd.	Food Products	5,000	6,051
	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	4,019
	Victory Giant Technology Huizhou Co. Ltd., Class A	Electronic Equipment, Instruments & Components	300	5,628
	Vipshop Holdings Ltd., ADR	Broadline Retail	1,128	16,976
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	600	921
[a]	Wanda Film Holding Co. Ltd., Class A	Entertainment	600	957
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	600	898

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	1,000	7,575
	Want Want China Holdings Ltd.	Food Products	12,000	8,377
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,200	1,282
	Weibo Corp., Class A	Interactive Media & Services	360	3,497
	Weichai Power Co. Ltd., Class A	Machinery	1,800	3,865
	Weichai Power Co. Ltd., Class H	Machinery	7,000	14,214
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	600	916
	Wens Foodstuff Group Co. Ltd., Class A	Food Products	1,800	4,292
	Western Mining Co. Ltd., Class A	Metals & Mining	600	1,393
	Western Securities Co. Ltd., Class A	Capital Markets	1,200	1,320
	Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,000	1,122
	Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	720	1,987
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	1,800	1,324
[a]	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,717
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,200	19,919
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,567
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	800	7,768
[b]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,200	12,023
[a,b]	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	13,000	42,478
[a]	WuXi XDC Cayman, Inc.	Life Sciences Tools & Services	1,500	7,949
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	3,600	3,905
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	600	869
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	600	1,752
[a]	Xiangcai Co. Ltd., Class A	Capital Markets	600	840
[a,b]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	64,800	494,874
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	16,500	5,234
[a]	XPeng, Inc., Class A	Automobiles	5,400	48,566
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	6,000	4,303
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,216
[b]	Yadea Group Holdings Ltd.	Automobiles	4,200	6,720
[a,c]	Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	—
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	9,600	16,733
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,560	2,650
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	11,700	11,640
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,200	1,255
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	2,038
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	316	1,079
	Yihai International Holding Ltd.	Food Products	2,000	3,541
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	600	2,473
	Yili Chuanning Biotechnology Co. Ltd., Class A	Biotechnology	600	1,008
[a]	Yonghui Superstores Co. Ltd., Class A	Consumer Staples Distribution & Retail	2,400	1,642
[a]	Yonyou Network Technology Co. Ltd., Class A	Software	1,200	2,240
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	1,200	1,223
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	1,200	2,159
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	3,287
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	1,350	60,432
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,200	2,677
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	600	4,673
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	Metals & Mining	1,200	886
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	600	1,065
[a]	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	400	1,636
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	600	1,282
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	600	1,840
	Yutong Bus Co. Ltd., Class A	Machinery	600	2,082
[a]	Zai Lab Ltd.	Biotechnology	3,600	12,589
[a]	ZEEKR Intelligent Technology Holding Ltd., ADR	Automobiles	78	1,989
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	5,584
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	6,000	15,592
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	1,800	774
	Zhejiang China Commodities City Group Co. Ltd., Class A	Distributors	1,800	5,197
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	600	1,899
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,673

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	2,660
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	5,518
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,560
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Electrical Equipment	600	3,101
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,274
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	1,200	4,805
[a,b]	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	2,400	16,724
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	1,200	1,702
	Zhejiang NHU Co. Ltd., Class A	Chemicals	1,200	3,563
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	600	2,210
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	600	1,331
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	600	868
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,776
[a]	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	600	1,392
	Zheshang Securities Co. Ltd., Class A	Capital Markets	1,200	1,828
[a,b]	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	3,000	6,978
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	380	7,738
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	1,800	3,676
	Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	4,624
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	2,400	2,154
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	1,800	7,246
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	6,000	16,334
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	22,000	56,191
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,400	2,422
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	6,000	4,456
	ZTE Corp., Class A	Communications Equipment	1,200	5,443
	ZTE Corp., Class H	Communications Equipment	2,400	7,429
	ZTO Express Cayman, Inc.	Air Freight & Logistics	1,500	26,465
				10,294,324
	Hong Kong 5.0%
	AIA Group Ltd.	Insurance	40,000	358,726
[a]	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	18,000	10,869
[a]	Alibaba Pictures Group Ltd., Class A	Entertainment	60,000	7,338
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	8,797
	Bank of East Asia Ltd., Class A	Banks	3,600	5,549
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	12,000	3,623
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	16,000	9,457
	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	4,000	5,452
	Champion REIT, Class A	Office REITs	6,000	1,590
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	12,000	5,839
	China Everbright Ltd., Class A	Capital Markets	4,000	3,710
	China Gas Holdings Ltd., Class A	Gas Utilities	9,600	8,964
	China Mengniu Dairy Co. Ltd., Class B	Food Products	12,000	24,611
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	12,000	4,571
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	6,000	19,108
	China Resources Gas Group Ltd., Class A	Gas Utilities	3,600	9,195
	China Resources Land Ltd., Class H	Real Estate Management & Development	10,900	36,935
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	6,000	9,050
[a]	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	12,000	3,378

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	CK Asset Holdings Ltd.	Real Estate Management & Development	6,600	29,090
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	2,500	16,545
	CLP Holdings Ltd.	Electric Utilities	6,000	50,522
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	6,000	3,975
	CTF Services Ltd.	Industrial Conglomerates	4,000	3,801
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,200	3,312
	Far East Horizon Ltd.	Financial Services	6,000	5,213
	Geely Automobile Holdings Ltd.	Automobiles	22,000	44,729
	Guangdong Investment Ltd.	Water Utilities	12,000	10,028
	Hang Lung Group Ltd.	Real Estate Management & Development	3,000	5,220
	Hang Lung Properties Ltd.	Real Estate Management & Development	7,000	6,679
	Hang Seng Bank Ltd.	Banks	2,400	35,954
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	5,000	17,484
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	42,000	35,259
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	4,500	240,076
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	3,600	20,772
	Hutchison Port Holdings Trust	Transportation Infrastructure	19,800	3,445
	Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	3,592
[a]	J&T Global Express Ltd.	Air Freight & Logistics	21,600	18,656
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	750	36,045
	Johnson Electric Holdings Ltd.	Automobile Components	1,500	4,127
	Kerry Properties Ltd.	Real Estate Management & Development	2,000	5,159
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	3,654
	Kunlun Energy Co. Ltd.	Gas Utilities	14,000	13,590
	Link REIT	Retail REITs	9,600	51,241
	Man Wah Holdings Ltd.	Household Durables	4,800	2,635
	MTR Corp. Ltd.	Ground Transportation	6,000	21,554
[a]	New World Development Co. Ltd.	Real Estate Management & Development	6,000	4,357
	Orient Overseas International Ltd.	Marine Transportation	600	10,196
	PCCW Ltd.	Diversified Telecommunication Services	12,000	8,148
	Power Assets Holdings Ltd.	Electric Utilities	5,000	32,134
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	3,455
	Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	4,372
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	36,000	24,122
	Sino Land Co. Ltd.	Real Estate Management & Development	13,300	14,147
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	5,190	59,536
	Swire Pacific Ltd., Class A	Industrial Conglomerates	1,000	8,567
	Swire Pacific Ltd., Class B	Industrial Conglomerates	2,500	3,541
	Swire Properties Ltd.	Real Estate Management & Development	3,600	8,989
	Techtronic Industries Co. Ltd.	Machinery	5,500	60,465
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	24,000	1,590
	VTech Holdings Ltd.	Communications Equipment	600	4,353
[b]	WH Group Ltd.	Food Products	30,000	28,854
	Wharf Holdings Ltd.	Real Estate Management & Development	3,600	10,961
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	6,000	16,968
	Xinyi Glass Holdings Ltd.	Building Products	6,400	6,147
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	4,594
				1,544,615
	India 22.0%
	360 ONE WAM Ltd.	Capital Markets	866	12,062
	3M India Ltd.	Industrial Conglomerates	12	3,988
	Aarti Industries Ltd.	Chemicals	798	4,461
	ABB India Ltd.	Electrical Equipment	192	13,613
	ACC Ltd.	Construction Materials	288	6,438
[a]	Adani Energy Solutions Ltd.	Electric Utilities	1,086	11,166
	Adani Enterprises Ltd.	Trading Companies & Distributors	972	29,688
[a]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,000	11,959
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	2,748	46,469
[a]	Adani Power Ltd.	Independent Power Producers & Energy Traders	3,900	26,637
	Adani Total Gas Ltd.	Gas Utilities	846	6,666
[a]	Aditya Birla Capital Ltd.	Financial Services	2,394	7,721
	AIA Engineering Ltd.	Machinery	114	4,400
	Ajanta Pharma Ltd.	Pharmaceuticals	162	4,862
	Alkem Laboratories Ltd.	Pharmaceuticals	150	8,639

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Ambuja Cements Ltd.	Construction Materials	2,970	19,998
	Apar Industries Ltd.	Industrial Conglomerates	60	6,102
	APL Apollo Tubes Ltd.	Metals & Mining	660	13,384
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	378	31,920
	Ashok Leyland Ltd.	Machinery	5,304	15,518
	Asian Paints Ltd.	Chemicals	1,638	44,715
	Astral Ltd.	Building Products	462	8,117
[b]	AU Small Finance Bank Ltd.	Banks	1,332	12,697
[a]	Aurobindo Pharma Ltd.	Pharmaceuticals	1,056	13,973
[a,b]	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	546	27,837
[a]	AWL Agri Business Ltd.	Food Products	1,248	3,783
	Axis Bank Ltd.	Banks	8,532	119,305
	Bajaj Auto Ltd.	Automobiles	246	24,026
	Bajaj Finance Ltd.	Consumer Finance	10,480	114,442
	Bajaj Finserv Ltd.	Financial Services	1,416	33,947
	Bajaj Holdings & Investment Ltd.	Financial Services	102	17,102
[a]	Bajaj Housing Finance Ltd.	Financial Services	3,564	5,064
	Balkrishna Industries Ltd.	Automobile Components	288	8,212
[b]	Bandhan Bank Ltd.	Banks	3,078	6,806
	Bank of Baroda	Banks	3,912	11,348
	Bank of India	Banks	3,552	4,910
	Bank of Maharashtra	Banks	5,826	3,880
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	252	3,588
	Bayer CropScience Ltd.	Chemicals	48	3,523
	Berger Paints India Ltd.	Chemicals	912	6,302
[d]	Bharat Dynamics Ltd.	Aerospace & Defense	348	7,885
	Bharat Electronics Ltd.	Aerospace & Defense	13,338	65,555
	Bharat Forge Ltd.	Automobile Components	954	14,551
	Bharat Heavy Electricals Ltd.	Electrical Equipment	4,692	14,569
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	7,320	28,333
	Bharti Airtel Ltd.	Wireless Telecommunication Services	630	11,236
	Bharti Airtel Ltd.	Wireless Telecommunication Services	10,014	234,656
	Bharti Hexacom Ltd.	Wireless Telecommunication Services	280	6,375
	Biocon Ltd.	Biotechnology	1,740	7,217
	Blue Star Ltd.	Building Products	470	8,964
	Bosch Ltd.	Automobile Components	30	11,432
	Britannia Industries Ltd.	Food Products	438	29,883
	BSE Ltd.	Capital Markets	750	24,225
	Canara Bank	Banks	6,612	8,805
	Castrol India Ltd.	Chemicals	1,842	4,762
[d]	Central Depository Services India Ltd.	Capital Markets	384	8,033
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	2,406	19,138
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	1,554	29,500
	Cipla Ltd.	Pharmaceuticals	2,136	37,507
	Coal India Ltd.	Oil, Gas & Consumable Fuels	8,466	38,692
[b]	Cochin Shipyard Ltd.	Machinery	318	7,660
	Coforge Ltd.	IT Services	1,200	26,929
	Colgate-Palmolive India Ltd.	Personal Care Products	486	13,641
	Container Corp. of India Ltd.	Ground Transportation	996	8,824
	Coromandel International Ltd.	Chemicals	438	12,795
	CRISIL Ltd.	Capital Markets	78	5,501
	Cummins India Ltd.	Machinery	510	20,216
	Dabur India Ltd.	Personal Care Products	2,148	12,154
	Dalmia Bharat Ltd.	Construction Materials	282	7,259
	Deepak Nitrite Ltd.	Chemicals	270	6,256
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	486	38,589
[d]	Dixon Technologies India Ltd.	Household Durables	120	20,965
	DLF Ltd.	Real Estate Management & Development	2,364	23,094
[b]	Dr. Lal PathLabs Ltd.	Health Care Providers & Services	132	4,304
	Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	2,310	34,566
	Eicher Motors Ltd.	Automobiles	498	32,847
	Emami Ltd.	Personal Care Products	714	4,759
	Embassy Office Parks REIT	Office REITs	3,258	14,797
[b]	Endurance Technologies Ltd.	Automobile Components	120	3,876
	Escorts Kubota Ltd.	Machinery	102	3,966

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Eternal Ltd.	Hotels, Restaurants & Leisure	16,770	51,653
	Exide Industries Ltd.	Automobile Components	1,578	7,135
	Federal Bank Ltd.	Banks	6,750	16,774
	Fortis Healthcare Ltd.	Health Care Providers & Services	1,824	16,898
[a]	FSN E-Commerce Ventures Ltd.	Specialty Retail	4,260	10,351
	GAIL India Ltd.	Gas Utilities	10,074	22,417
	GE Vernova T&D India Ltd.	Electrical Equipment	468	12,885
[b]	General Insurance Corp. of India	Insurance	1,158	5,201
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	162	6,400
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	570	11,657
[a]	GMR Airports Ltd.	Transportation Infrastructure	9,738	9,673
	Godrej Consumer Products Ltd.	Personal Care Products	1,500	20,611
[a]	Godrej Industries Ltd.	Industrial Conglomerates	216	3,139
[a]	Godrej Properties Ltd.	Real Estate Management & Development	516	14,098
	Grasim Industries Ltd.	Construction Materials	1,326	43,981
	Gujarat Fluorochemicals Ltd.	Chemicals	156	6,605
	Gujarat Gas Ltd.	Gas Utilities	654	3,621
	Havells India Ltd.	Electrical Equipment	852	15,410
	HCL Technologies Ltd.	IT Services	3,912	78,851
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	366	22,157
	HDFC Bank Ltd.	Banks	21,150	493,607
[b]	HDFC Life Insurance Co. Ltd.	Insurance	3,522	33,442
	Hero MotoCorp Ltd.	Automobiles	486	24,012
	Hindalco Industries Ltd.	Metals & Mining	5,430	43,869
[d]	Hindustan Aeronautics Ltd.	Aerospace & Defense	708	40,203
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,576	18,266
	Hindustan Unilever Ltd.	Personal Care Products	3,300	88,295
	Hindustan Zinc Ltd.	Metals & Mining	1,392	7,318
	Hitachi Energy India Ltd.	Electrical Equipment	48	11,198
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	8	3,671
	Housing & Urban Development Corp. Ltd.	Financial Services	1,884	5,219
[a]	Hyundai Motor India Ltd.	Automobiles	528	13,666
	ICICI Bank Ltd.	Banks	19,692	331,981
[b]	ICICI Lombard General Insurance Co. Ltd.	Insurance	894	21,268
[b]	ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,362	10,448
	IDBI Bank Ltd.	Banks	1,848	2,229
[a]	IDFC First Bank Ltd.	Banks	13,488	11,456
	Indian Bank	Banks	966	7,248
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	3,174	28,139
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	14,028	24,039
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,098	10,006
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	6,576	10,867
[a]	Indian Renewable Energy Development Agency Ltd.	Financial Services	2,592	5,142
	Indraprastha Gas Ltd.	Gas Utilities	2,724	6,920
[a]	Indus Towers Ltd.	Diversified Telecommunication Services	4,878	23,952
[a]	IndusInd Bank Ltd.	Banks	444	4,515
	Info Edge India Ltd.	Interactive Media & Services	1,302	22,595
	Infosys Ltd.	IT Services	13,146	245,537
[a,b]	InterGlobe Aviation Ltd.	Passenger Airlines	708	49,340
	Ipca Laboratories Ltd.	Pharmaceuticals	516	8,362
	IRB Infrastructure Developers Ltd.	Construction & Engineering	7,494	4,335
[a]	ITC Hotels Ltd.	Hotels, Restaurants & Leisure	3,486	9,040
	ITC Ltd.	Tobacco	11,148	54,135
	Jindal Stainless Ltd.	Metals & Mining	1,116	9,175
	Jindal Steel & Power Ltd.	Metals & Mining	1,386	15,219
[a]	Jio Financial Services Ltd.	Financial Services	11,634	44,326
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	1,950	11,871
	JSW Infrastructure Ltd.	Transportation Infrastructure	948	3,461
	JSW Steel Ltd.	Metals & Mining	3,258	38,769
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,410	11,538
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	1,416	9,178
	Kansai Nerolac Paints Ltd.	Chemicals	798	2,346
[a]	Kaynes Technology India Ltd.	Electronic Equipment, Instruments & Components	102	7,249
	KEI Industries Ltd.	Electrical Equipment	228	10,083

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Kotak Mahindra Bank Ltd.	Banks	4,080	102,928
	KPIT Technologies Ltd.	Software	552	8,102
	L&T Finance Ltd.	Financial Services	2,982	7,163
[b]	L&T Technology Services Ltd.	Professional Services	102	5,236
	Larsen & Toubro Ltd.	Construction & Engineering	2,514	107,578
[b]	Laurus Labs Ltd.	Pharmaceuticals	1,368	11,562
	LIC Housing Finance Ltd.	Financial Services	1,086	7,837
	Linde India Ltd.	Chemicals	84	6,519
	Lloyds Metals & Energy Ltd.	Metals & Mining	438	8,115
[b]	LTIMindtree Ltd.	IT Services	348	21,575
	Lupin Ltd.	Pharmaceuticals	918	20,745
[b]	Macrotech Developers Ltd.	Real Estate Management & Development	1,044	16,851
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,310	7,271
	Mahindra & Mahindra Ltd.	Automobiles	3,474	128,946
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	672	1,123
[a]	Mankind Pharma Ltd.	Pharmaceuticals	420	11,361
	Marico Ltd.	Food Products	1,902	16,020
	Maruti Suzuki India Ltd.	Automobiles	492	71,138
[a]	Max Financial Services Ltd.	Insurance	984	18,899
	Max Healthcare Institute Ltd.	Health Care Providers & Services	2,802	41,690
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	288	10,895
	Metro Brands Ltd.	Specialty Retail	192	2,575
	Motilal Oswal Financial Services Ltd.	Capital Markets	534	5,418
	Mphasis Ltd.	IT Services	426	14,134
	MRF Ltd.	Automobile Components	8	13,280
	Muthoot Finance Ltd.	Consumer Finance	390	11,932
	National Aluminium Co. Ltd.	Metals & Mining	3,340	7,505
	Nestle India Ltd.	Food Products	1,332	38,290
[b]	New India Assurance Co. Ltd.	Insurance	852	1,912
	NHPC Ltd.	Independent Power Producers & Energy Traders	11,610	11,617
[b]	Nippon Life India Asset Management Ltd.	Capital Markets	678	6,325
	NLC India Ltd.	Independent Power Producers & Energy Traders	1,278	3,431
	NMDC Ltd.	Metals & Mining	12,708	10,373
[a]	NTPC Green Energy Ltd.	Independent Power Producers & Energy Traders	3,510	4,285
	NTPC Ltd.	Independent Power Producers & Energy Traders	17,568	68,604
	Oberoi Realty Ltd.	Real Estate Management & Development	426	9,466
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	14,556	41,450
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,998	10,117
[a]	One 97 Communications Ltd.	Financial Services	1,146	12,347
	Oracle Financial Services Software Ltd.	Software	90	9,430
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	24	13,827
	Patanjali Foods Ltd.	Food Products	408	7,853
[a]	PB Fintech Ltd.	Insurance	1,158	24,628
	Persistent Systems Ltd.	IT Services	384	27,051
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	2,748	9,674
	Phoenix Mills Ltd.	Real Estate Management & Development	696	12,674
	PI Industries Ltd.	Chemicals	306	14,646
	Pidilite Industries Ltd.	Chemicals	576	20,515
	Piramal Enterprises Ltd.	Financial Services	414	5,524
	Polycab India Ltd.	Electrical Equipment	186	14,208
[a]	Poonawalla Fincorp Ltd.	Consumer Finance	936	5,087
	Power Finance Corp. Ltd.	Financial Services	5,400	26,912
	Power Grid Corp. of India Ltd.	Electric Utilities	16,890	59,064
[b]	Premier Energies Ltd.	Semiconductors & Semiconductor Equipment	342	4,232
	Prestige Estates Projects Ltd.	Real Estate Management & Development	582	11,248
	Punjab National Bank	Banks	8,586	11,063
[d]	Rail Vikas Nigam Ltd.	Construction & Engineering	2,160	10,017
[b]	RBL Bank Ltd.	Banks	1,722	4,989
	REC Ltd.	Financial Services	4,608	21,621
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	282	1,430
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	25,434	445,036
	Samvardhana Motherson International Ltd.	Automobile Components	10,998	19,856
	SBI Cards & Payment Services Ltd.	Consumer Finance	1,122	12,469
[b]	SBI Life Insurance Co. Ltd.	Insurance	1,590	34,082
	Schaeffler India Ltd.	Machinery	156	7,362

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Shree Cement Ltd.	Construction Materials	36	13,026
	Shriram Finance Ltd.	Consumer Finance	4,644	38,277
	Siemens Ltd.	Industrial Conglomerates	336	12,739
	SJVN Ltd.	Electric Utilities	2,814	3,299
	Solar Industries India Ltd.	Chemicals	90	18,468
[b]	Sona Blw Precision Forgings Ltd.	Automobile Components	1,668	9,362
	SRF Ltd.	Chemicals	528	19,961
[a]	Star Health & Allied Insurance Co. Ltd.	Insurance	888	4,377
	State Bank of India	Banks	6,684	63,937
	Steel Authority of India Ltd.	Metals & Mining	5,238	8,062
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	3,978	77,728
	Sun TV Network Ltd.	Media	330	2,303
	Sundaram Finance Ltd.	Consumer Finance	252	15,202
	Supreme Industries Ltd.	Chemicals	222	11,368
[a]	Suzlon Energy Ltd.	Electrical Equipment	40,626	32,080
[a]	Swiggy Ltd.	Hotels, Restaurants & Leisure	1,488	6,947
[b]	Syngene International Ltd.	Life Sciences Tools & Services	744	5,543
	Tata Communications Ltd.	Diversified Telecommunication Services	408	8,043
	Tata Consultancy Services Ltd.	IT Services	3,816	154,046
	Tata Consumer Products Ltd.	Food Products	2,424	31,060
	Tata Elxsi Ltd.	Software	126	9,271
	Tata Motors Ltd., Class A	Automobiles	7,675	61,572
	Tata Power Co. Ltd.	Electric Utilities	6,294	29,756
	Tata Steel Ltd.	Metals & Mining	30,888	57,540
	Tata Technologies Ltd.	IT Services	570	4,726
[a]	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	1,956	1,507
	Tech Mahindra Ltd.	IT Services	2,328	45,794
	Thermax Ltd.	Machinery	108	4,306
[a]	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,368	58,864
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	402	15,976
	Torrent Power Ltd.	Electric Utilities	702	12,013
	Trent Ltd.	Specialty Retail	678	49,154
	Tube Investments of India Ltd.	Automobile Components	396	14,356
	TVS Motor Co. Ltd.	Automobiles	870	29,602
	UltraTech Cement Ltd.	Construction Materials	450	63,454
	Union Bank of India Ltd.	Banks	5,778	10,349
	United Breweries Ltd.	Beverages	270	6,143
	United Spirits Ltd.	Beverages	1,086	18,084
	UNO Minda Ltd.	Automobile Components	660	8,499
	UPL Ltd.	Chemicals	2,136	16,470
	Varun Beverages Ltd.	Beverages	5,024	26,804
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	234	2,214
	Vedanta Ltd.	Metals & Mining	6,042	32,468
[a]	Vishal Mega Mart Ltd.	Broadline Retail	7,584	11,848
[a]	Vodafone Idea Ltd.	Wireless Telecommunication Services	96,810	8,387
	Voltas Ltd.	Construction & Engineering	852	13,055
[a]	WAAREE Energies Ltd.	Semiconductors & Semiconductor Equipment	300	10,982
	Whirlpool of India Ltd.	Household Durables	252	4,118
	Wipro Ltd.	IT Services	10,440	32,379
[a]	Yes Bank Ltd.	Banks	69,060	16,379
	Zee Entertainment Enterprises Ltd.	Media	3,228	5,505
	Zydus Lifesciences Ltd.	Pharmaceuticals	960	11,082
				6,858,234
	Indonesia 1.3%
	Alamtri Resources Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	35,400	3,990
[a]	Amman Mineral Internasional PT	Metals & Mining	45,000	23,422
	Astra International Tbk. PT, Class H	Industrial Conglomerates	76,200	21,121
	Avia Avian Tbk. PT	Chemicals	38,600	999
	Bank Central Asia Tbk. PT, Class A	Banks	183,300	97,944
	Bank Mandiri Persero Tbk. PT, Class A	Banks	162,000	48,695
	Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	45,000	11,420
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	246,600	56,808
	Bank Syariah Indonesia Tbk. PT	Banks	12,000	1,907

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Barito Pacific Tbk. PT, Class A	Chemicals	77,400	7,914
	Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	12,000	1,818
[a]	Bumi Serpong Damai Tbk. PT, Class A	Real Estate Management & Development	11,400	551
	Charoen Pokphand Indonesia Tbk. PT, Class A	Food Products	28,200	8,164
	Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	69,600	2,379
	Elang Mahkota Teknologi Tbk. PT	Media	60,600	1,807
	First Pacific Co. Ltd.	Food Products	8,000	5,666
[a]	GoTo Gojek Tokopedia Tbk. PT	Broadline Retail	3,231,000	11,543
[a]	Gudang Garam Tbk. PT	Tobacco	1,800	1,014
	Indah Kiat Pulp & Paper Tbk. PT	Paper & Forest Products	10,200	3,613
	Indocement Tunggal Prakarsa Tbk. PT	Construction Materials	3,600	1,181
	Indofood CBP Sukses Makmur Tbk. PT	Food Products	7,800	5,045
	Indofood Sukses Makmur Tbk. PT	Food Products	16,800	8,408
	Indosat Tbk. PT	Wireless Telecommunication Services	21,600	2,781
	Jasa Marga Persero Tbk. PT	Transportation Infrastructure	5,400	1,214
	Kalbe Farma Tbk. PT	Pharmaceuticals	73,200	6,876
	Mayora Indah Tbk. PT	Food Products	13,800	1,777
[a]	Merdeka Copper Gold Tbk. PT	Metals & Mining	46,200	5,691
	Perusahaan Gas Negara Tbk. PT	Gas Utilities	30,600	3,044
	Petrindo Jaya Kreasi Tbk. PT	Oil, Gas & Consumable Fuels	6,600	5,122
	Sarana Menara Nusantara Tbk. PT	Diversified Telecommunication Services	42,600	1,296
	Semen Indonesia Persero Tbk. PT	Construction Materials	13,200	2,187
	Sumber Alfaria Trijaya Tbk. PT	Consumer Staples Distribution & Retail	75,300	11,085
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	162,600	27,843
	Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	2,400	340
	Trimegah Bangun Persada Tbk. PT	Metals & Mining	31,200	1,268
	Unilever Indonesia Tbk. PT	Household Products	22,800	2,036
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	5,400	7,135
	Vale Indonesia Tbk. PT	Metals & Mining	8,400	1,785
	XLSMART Telecom Sejahtera Tbk. PT	Wireless Telecommunication Services	16,800	2,328
				409,217
	Italy 0.0%†
	PRADA SpA	Textiles, Apparel & Luxury Goods	1,800	11,167
	Macau 0.2%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,040	35,693
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	3,938
	Sands China Ltd.	Hotels, Restaurants & Leisure	7,200	14,987
[a]	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	12,000	3,868
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	3,314
				61,800
	Malaysia 1.7%
	99 Speed Mart Retail Holdings Bhd.	Consumer Staples Distribution & Retail	5,400	2,680
	Alliance Bank Malaysia Bhd., Class A	Banks	3,000	3,071
	AMMB Holdings Bhd.	Banks	10,200	12,355
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	16,200	8,888
	CelcomDigi Bhd.	Wireless Telecommunication Services	14,400	13,441
	CIMB Group Holdings Bhd., Class A	Banks	31,200	50,314
	Dialog Group Bhd., Class A	Energy Equipment & Services	16,200	6,079
	Fraser & Neave Holdings Bhd.	Beverages	600	4,198
	Gamuda Bhd.	Construction & Engineering	18,600	21,160
	Genting Bhd.	Hotels, Restaurants & Leisure	7,200	5,216
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	10,800	4,951
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	6,600	2,571
	Hong Leong Bank Bhd.	Banks	2,400	11,172
	Hong Leong Financial Group Bhd.	Banks	600	2,366
	IHH Healthcare Bhd.	Health Care Providers & Services	11,400	18,465
	IJM Corp. Bhd.	Construction & Engineering	12,000	7,467
	IOI Corp. Bhd.	Food Products	10,200	9,060
	Kuala Lumpur Kepong Bhd.	Food Products	1,800	8,849
	Malayan Banking Bhd.	Banks	28,200	64,966
	Maxis Bhd.	Wireless Telecommunication Services	10,200	8,745
	MISC Bhd.	Marine Transportation	7,200	12,979
[b]	Mr. DIY Group M Bhd.	Specialty Retail	13,200	5,141

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Nestle Malaysia Bhd.	Food Products	240	4,373
	Petronas Chemicals Group Bhd.	Chemicals	10,800	8,952
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	6,133
	Petronas Gas Bhd.	Gas Utilities	3,600	15,065
	PPB Group Bhd.	Food Products	2,400	5,860
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	12,600	15,501
	Public Bank Bhd.	Banks	54,600	55,890
	QL Resources Bhd.	Food Products	5,700	6,227
	RHB Bank Bhd.	Banks	7,800	11,671
	SD Guthrie Bhd.	Food Products	13,800	15,208
	Sime Darby Bhd.	Industrial Conglomerates	15,000	5,878
	Sunway Bhd.	Industrial Conglomerates	9,000	10,046
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	4,200	6,534
	Tenaga Nasional Bhd.	Electric Utilities	16,800	57,377
[a]	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	20,400	3,440
	YTL Corp. Bhd.	Multi-Utilities	13,800	7,604
	YTL Power International Bhd.	Multi-Utilities	9,600	9,074
				528,967
	Philippines 0.6%
	ACEN Corp.	Independent Power Producers & Energy Traders	35,400	1,628
	Ayala Corp., Class A	Industrial Conglomerates	1,140	11,536
	Ayala Land, Inc., Class A	Real Estate Management & Development	25,200	12,079
	Bank of the Philippine Islands, Class A	Banks	7,036	16,238
	BDO Unibank, Inc., Class A	Banks	8,520	23,111
	Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	10,800	980
	Converge Information & Communications Technology Solutions, Inc.	Diversified Telecommunication Services	9,600	3,316
	DMCI Holdings, Inc., Class A	Industrial Conglomerates	13,800	2,670
	Globe Telecom, Inc.	Wireless Telecommunication Services	120	3,583
	GT Capital Holdings, Inc.	Industrial Conglomerates	360	3,668
	International Container Terminal Services, Inc.	Transportation Infrastructure	4,020	29,331
	JG Summit Holdings, Inc.	Industrial Conglomerates	11,400	4,044
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,636	6,273
	LT Group, Inc.	Industrial Conglomerates	7,200	1,644
	Manila Electric Co.	Electric Utilities	900	8,604
	Megaworld Corp.	Real Estate Management & Development	24,000	839
	Metropolitan Bank & Trust Co.	Banks	6,720	8,649
[b]	Monde Nissin Corp.	Food Products	17,400	2,286
	PLDT, Inc.	Wireless Telecommunication Services	360	7,778
	Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	4,060	2,595
	Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	3,000	1,757
	SM Prime Holdings, Inc.	Real Estate Management & Development	37,200	15,486
	Universal Robina Corp.	Food Products	3,000	4,769
				172,864
	Singapore 3.3%
[b]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	600	4,968
	CapitaLand Ascendas REIT, Class A	Industrial REITs	13,200	27,775
	CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	9,600	6,671
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	21,136	36,011
	CapitaLand Investment Ltd.	Real Estate Management & Development	8,400	17,477
	City Developments Ltd., Class H	Real Estate Management & Development	1,200	4,890
	ComfortDelGro Corp. Ltd., Class H	Ground Transportation	7,800	8,757
	DBS Group Holdings Ltd., Class A	Banks	7,500	264,456
[d]	Frasers Logistics & Commercial Trust	Industrial REITs	10,800	7,250
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	21,600	12,126
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	200	3,830
	Keppel DC REIT	Specialized REITs	6,600	12,074
	Keppel Ltd.	Industrial Conglomerates	5,400	31,459
	Keppel REIT	Office REITs	8,400	5,837
	Mapletree Industrial Trust	Industrial REITs	7,800	12,493
	Mapletree Logistics Trust	Industrial REITs	12,600	11,674
	Mapletree Pan Asia Commercial Trust	Diversified REITs	7,800	7,716

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[d]	Netlink NBN Trust	Diversified Telecommunication Services	11,400	7,877
	Olam Group Ltd.	Consumer Staples Distribution & Retail	3,000	2,238
	Oversea-Chinese Banking Corp. Ltd.	Banks	12,000	153,669
	SATS Ltd.	Transportation Infrastructure	3,600	8,593
	Seatrium Ltd.	Machinery	7,800	12,309
	Sembcorp Industries Ltd.	Multi-Utilities	3,000	16,135
	SIA Engineering Co. Ltd.	Transportation Infrastructure	600	1,484
	Singapore Airlines Ltd.	Passenger Airlines	5,400	29,551
	Singapore Exchange Ltd.	Capital Markets	3,000	35,049
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	5,400	33,028
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	26,400	79,180
	StarHub Ltd.	Wireless Telecommunication Services	2,400	2,186
	Suntec Real Estate Investment Trust	Diversified REITs	8,400	7,453
	United Overseas Bank Ltd.	Banks	4,600	130,020
	UOL Group Ltd.	Real Estate Management & Development	1,800	8,734
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,000	8,958
	Wilmar International Ltd.	Food Products	6,600	14,872
	Yangzijiang Financial Holding Ltd.	Capital Markets	8,400	4,880
				1,031,680
	South Korea 11.2%
[a]	Alteogen, Inc., Class A	Biotechnology	150	41,346
	Amorepacific Corp., Class H	Personal Care Products	108	10,939
	Amorepacific Holdings Corp., Class A	Personal Care Products	96	2,258
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	30	2,690
	BNK Financial Group, Inc., Class H	Banks	936	8,635
[a]	Celltrion Pharm, Inc., Class A	Pharmaceuticals	72	2,649
	Celltrion, Inc., Class A	Biotechnology	552	65,278
	Cheil Worldwide, Inc., Class A	Media	270	4,011
	CJ CheilJedang Corp., Class A	Food Products	30	5,535
	CJ Corp., Class A	Industrial Conglomerates	48	5,708
	CJ Logistics Corp., Class A	Air Freight & Logistics	30	1,943
[a]	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	84	2,107
	Coway Co. Ltd.	Household Durables	198	14,201
	DB Insurance Co. Ltd., Class A	Insurance	162	14,800
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	120	2,525
	Doosan Bobcat, Inc., Class A	Machinery	174	7,504
[a]	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	1,644	83,321
[a]	Ecopro BM Co. Ltd.	Electrical Equipment	174	12,970
	Ecopro Co. Ltd.	Electrical Equipment	372	12,445
[a]	Ecopro Materials Co. Ltd.	Electrical Equipment	96	3,229
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	66	4,176
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	48	2,810
	Green Cross Corp.	Biotechnology	24	2,246
	GS Engineering & Construction Corp.	Construction & Engineering	246	3,782
	GS Holdings Corp.	Industrial Conglomerates	156	5,392
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	121	1,493
	Hana Financial Group, Inc.	Banks	1,038	66,375
	Hanjin Kal Corp.	Hotels, Restaurants & Leisure	108	9,459
	Hankook Tire & Technology Co. Ltd.	Automobile Components	258	7,599
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	5,086
	Hanmi Science Co. Ltd.	Health Care Providers & Services	72	2,390
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	156	11,790
[a]	Hanon Systems	Automobile Components	624	1,433
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	112	70,373
	Hanwha Corp.	Industrial Conglomerates	102	7,127
[a]	Hanwha Life Insurance Co. Ltd.	Insurance	1,002	2,446
[a]	Hanwha Ocean Co. Ltd., Class A	Machinery	372	21,886
	Hanwha Solutions Corp.	Chemicals	390	9,132
[a]	Hanwha Vision Co. Ltd.	Electronic Equipment, Instruments & Components	126	4,687
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	156	14,969
	HD Hyundai Electric Co. Ltd.	Electrical Equipment	84	31,556
	HD Hyundai Heavy Industries Co. Ltd.	Machinery	84	26,670
	HD Hyundai Marine Solution Co. Ltd., Class C	Machinery	48	7,309
	HD Hyundai Mipo	Machinery	84	13,133

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	168	45,560
	Hite Jinro Co. Ltd.	Beverages	120	1,832
	HL Mando Co. Ltd.	Automobile Components	126	3,067
[a]	HLB, Inc.	Health Care Equipment & Supplies	444	16,153
	HMM Co. Ltd.	Marine Transportation	1,068	17,805
[a]	Hotel Shilla Co. Ltd.	Specialty Retail	120	4,597
	HYBE Co. Ltd.	Entertainment	84	19,232
	Hyundai Autoever Corp.	IT Services	24	3,034
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	270	15,705
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	138	13,784
[a]	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	228	4,468
	Hyundai Mobis Co. Ltd.	Automobile Components	222	47,209
	Hyundai Motor Co.	Automobiles	510	76,901
	Hyundai Steel Co.	Metals & Mining	324	7,058
	iM Financial Group Co. Ltd., Class A	Banks	516	4,806
	Industrial Bank of Korea	Banks	930	12,583
	Kakao Corp.	Interactive Media & Services	1,146	50,948
[a]	Kakao Games Corp.	Entertainment	156	2,210
	KakaoBank Corp.	Banks	702	15,605
[a]	Kakaopay Corp.	Financial Services	84	4,774
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	414	5,614
	KB Financial Group, Inc.	Banks	1,362	111,919
	KCC Corp.	Chemicals	18	4,161
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	84	3,741
	Kia Corp.	Automobiles	900	64,619
	Korea Aerospace Industries Ltd.	Aerospace & Defense	258	17,167
	Korea Electric Power Corp.	Electric Utilities	948	27,605
	Korea Gas Corp.	Gas Utilities	102	3,148
	Korea Investment Holdings Co. Ltd.	Capital Markets	150	15,516
	Korea Zinc Co. Ltd.	Metals & Mining	18	10,923
	Korean Air Lines Co. Ltd.	Passenger Airlines	690	11,708
[a]	Krafton, Inc.	Entertainment	102	27,435
	KT&G Corp.	Tobacco	384	36,334
	Kumho Petrochemical Co. Ltd.	Chemicals	54	4,493
[a]	L&F Co. Ltd.	Electrical Equipment	96	3,507
	LG Chem Ltd.	Chemicals	174	27,268
	LG Corp.	Industrial Conglomerates	318	18,756
[a]	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,080	7,170
	LG Electronics, Inc.	Household Durables	396	21,654
[a]	LG Energy Solution Ltd.	Electrical Equipment	156	34,330
	LG H&H Co. Ltd.	Personal Care Products	36	8,522
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	54	5,898
	LG Uplus Corp.	Diversified Telecommunication Services	756	8,010
	Lotte Chemical Corp.	Chemicals	72	3,137
	Lotte Corp.	Industrial Conglomerates	102	2,101
	Lotte Shopping Co. Ltd.	Broadline Retail	42	2,309
	LS Corp.	Electrical Equipment	66	9,634
	LS Electric Co. Ltd.	Electrical Equipment	54	11,964
	Meritz Financial Group, Inc.	Financial Services	282	23,507
	Mirae Asset Securities Co. Ltd.	Capital Markets	720	11,443
	Misto Holdings Corp.	Textiles, Apparel & Luxury Goods	138	3,655
	NAVER Corp.	Interactive Media & Services	558	108,532
	NCSoft Corp.	Entertainment	48	7,344
[b]	Netmarble Corp.	Entertainment	84	3,859
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	480	7,110
	NongShim Co. Ltd.	Food Products	12	3,494
	Orion Corp.	Food Products	84	6,772
	Otoki Corp.	Food Products	6	1,752
	Pan Ocean Co. Ltd.	Marine Transportation	954	2,626
[a]	Pearl Abyss Corp.	Entertainment	102	3,197
	Posco DX Co. Ltd.	IT Services	204	3,545
[a]	POSCO Future M Co. Ltd.	Electrical Equipment	108	10,115
	POSCO Holdings, Inc.	Metals & Mining	264	51,055
	Posco International Corp.	Trading Companies & Distributors	174	6,408

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	S-1 Corp.	Commercial Services & Supplies	72	3,660
[a,b]	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	66	48,512
	Samsung C&T Corp.	Industrial Conglomerates	282	33,725
	Samsung Card Co. Ltd.	Consumer Finance	90	3,294
	Samsung E&A Co. Ltd.	Construction & Engineering	558	9,137
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	204	20,361
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	17,454	773,377
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	114	36,660
[a]	Samsung Heavy Industries Co. Ltd.	Machinery	2,358	29,283
	Samsung Life Insurance Co. Ltd.	Insurance	294	27,753
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	226	28,937
	Samsung SDS Co. Ltd.	IT Services	144	18,096
	Samsung Securities Co. Ltd.	Capital Markets	228	12,434
	Shinhan Financial Group Co. Ltd.	Banks	1,632	74,248
[a]	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	102	6,953
[a]	SK Bioscience Co. Ltd.	Biotechnology	96	3,397
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,016	436,183
[a,b]	SK IE Technology Co. Ltd.	Electrical Equipment	102	2,033
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	234	21,222
[a]	SK Square Co. Ltd.	Industrial Conglomerates	336	45,560
	SK, Inc.	Industrial Conglomerates	174	26,366
[a]	SKC Co. Ltd.	Chemicals	72	5,879
	S-Oil Corp.	Oil, Gas & Consumable Fuels	156	6,924
	Woori Financial Group, Inc.	Banks	2,544	42,318
	Yuhan Corp.	Pharmaceuticals	204	15,750
				3,499,863
	Taiwan 20.2%
	Accton Technology Corp.	Communications Equipment	1,836	45,881
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	12,447
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,740	20,252
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	298	31,573
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	12,000	60,592
	Asia Cement Corp.	Construction Materials	8,640	12,615
	Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	1,224	31,132
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	140	9,154
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	106	17,218
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	2,520	55,555
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	24,000	10,147
	Capital Securities Corp., Class A	Capital Markets	6,000	4,026
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,160	15,676
	Cathay Financial Holding Co. Ltd., Class A	Insurance	36,000	77,393
	Chailease Holding Co. Ltd., Class A	Financial Services	5,516	23,887
	Chang Hwa Commercial Bank Ltd., Class A	Banks	24,768	15,855
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	7,200	9,317
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,260	10,058
	China Airlines Ltd., Class A	Passenger Airlines	12,000	8,873
	China Motor Corp., Class A	Automobiles	800	1,684
	China Steel Corp., Class A	Metals & Mining	42,000	27,030
	Chroma ATE, Inc.	Electronic Equipment, Instruments & Components	1,500	22,722
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,200	65,624
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	11,913
	CTBC Financial Holding Co. Ltd., Class A	Banks	60,000	89,758
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	7,160	101,228
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	3,000	22,696
	E.Sun Financial Holding Co. Ltd., Class A	Banks	57,081	64,190
[a]	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	720	10,105
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	1,026	30,978
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	264	21,328
	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	2,520	3,054
	Eternal Materials Co. Ltd., Class H	Chemicals	3,000	2,465
	Eva Airways Corp., Class H	Passenger Airlines	12,000	16,391
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	4,020	27,385
	Far Eastern International Bank	Banks	6,303	2,783
	Far Eastern New Century Corp.	Industrial Conglomerates	12,000	13,515

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	18,403
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,800	7,548
	First Financial Holding Co. Ltd.	Banks	42,000	41,767
[a,b]	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	6,000	1,796
	Formosa Chemicals & Fibre Corp.	Chemicals	12,000	9,407
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,360	5,373
	Formosa Plastics Corp.	Chemicals	15,600	18,611
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	3,204
	Fortune Electric Co. Ltd.	Electrical Equipment	500	9,636
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	3,500	7,608
	Fubon Financial Holding Co. Ltd.	Insurance	30,000	89,655
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	360	5,151
	Giant Manufacturing Co. Ltd.	Leisure Products	1,200	4,457
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,040	19,763
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	300	13,402
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	940	9,702
	Hiwin Technologies Corp.	Machinery	1,200	8,627
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	45,200	249,117
[a]	Hotai Motor Co. Ltd.	Specialty Retail	1,020	19,693
[a]	HTC Corp.	Technology Hardware, Storage & Peripherals	2,400	3,241
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	34,360	31,993
	Innolux Corp.	Electronic Equipment, Instruments & Components	26,400	10,574
	International Games System Co. Ltd.	Entertainment	828	24,320
	Inventec Corp.	Technology Hardware, Storage & Peripherals	10,000	14,480
	Jentech Precision Industrial Co. Ltd.	Semiconductors & Semiconductor Equipment	300	15,507
	KGI Financial Holding Co. Ltd., Class A	Insurance	60,000	30,707
	King Slide Works Co. Ltd.	Technology Hardware, Storage & Peripherals	234	16,301
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	4,000	13,967
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	362	29,493
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	7,400	27,992
	Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	300	13,864
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	5,440	232,781
	Mega Financial Holding Co. Ltd.	Banks	43,260	60,791
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	2,400	11,790
	momo.com, Inc.	Broadline Retail	257	2,367
	Nan Ya Plastics Corp.	Chemicals	18,340	17,140
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	780	2,991
[a]	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,750	6,573
	Nien Made Enterprise Co. Ltd.	Household Durables	600	8,370
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,160	40,299
[a]	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,461	3,161
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	7,170	18,850
[a]	PharmaEssentia Corp.	Biotechnology	966	18,122
[a]	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	6,000	6,357
[a]	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	12,000	6,326
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	2,400	10,804
	President Chain Store Corp.	Consumer Staples Distribution & Retail	2,000	17,561
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	9,820	92,277
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,800	34,938
	Ruentex Development Co. Ltd.	Real Estate Management & Development	6,000	6,110
	Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	19,061
	Shihlin Electric & Engineering Corp.	Electrical Equipment	1,000	6,145
[a]	Shin Kong Financial Holding Co. Ltd.	Insurance	58,284	22,546
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	2,160	6,751
	SinoPac Financial Holdings Co. Ltd.	Banks	37,050	30,693
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	4,600	10,141
	Taishin Financial Holding Co. Ltd.	Banks	42,000	22,645
	Taiwan Business Bank	Banks	24,000	12,611
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	36,000	30,501
	Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	5,453
[a]	Taiwan Glass Industry Corp.	Building Products	6,000	3,286
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	6,000	5,802
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	23,620
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	840	3,163
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	90,682	3,290,529

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Tatung Co. Ltd.	Electrical Equipment	5,700	7,746
	TCC Group Holdings Co. Ltd.	Construction Materials	24,000	20,950
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	9,715
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,020	3,509
	U-Ming Marine Transport Corp.	Marine Transportation	1,500	2,485
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	4,920	19,200
	Uni-President Enterprises Corp.	Food Products	18,000	49,911
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	43,320	65,546
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,929	13,517
	Voltronic Power Technology Corp.	Electrical Equipment	250	10,783
	Walsin Lihwa Corp.	Electrical Equipment	11,194	8,277
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	1,200	3,340
	Wan Hai Lines Ltd.	Marine Transportation	3,600	10,968
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,500	4,452
[a]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	12,734	8,784
	Wistron Corp.	Technology Hardware, Storage & Peripherals	10,346	43,386
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	360	31,179
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	6,000	14,419
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,432	23,775
	Yang Ming Marine Transport Corp.	Marine Transportation	6,600	16,064
	Yuanta Financial Holding Co. Ltd.	Financial Services	36,960	43,208
	Yulon Motor Co. Ltd.	Automobiles	1,878	2,163
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,440	8,394
				6,294,185
	Thailand 1.4%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,200	35,916
	Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	13,800	12,841
	Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	27,600	1,520
	B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	3,000	960
	Bangkok Bank PCL, Class A, NVDR	Banks	2,400	10,262
	Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	43,800	28,024
	Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	22,200	3,264
	Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	28,200	3,487
	Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	2,400	1,410
[a]	BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	33,000	3,654
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,400	10,299
	Carabao Group PCL, Class A, NVDR	Beverages	1,200	1,809
	Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	9,000	12,804
	Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	10,200	5,554
	Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	13,800	9,764
	CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	19,800	26,799
	CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	5,913	3,256
	Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	10,800	31,893
	Digital Telecommunications Infrastructure Fund, Class F, UNIT	Telecommunications	19,200	4,695
	Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	600	1,864
	Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	2,400	2,159
[a]	Gulf Development PCL, NVDR	Independent Power Producers & Energy Traders	16,219	19,333
	Home Product Center PCL, NVDR	Specialty Retail	18,600	3,719
	Indorama Ventures PCL, NVDR	Chemicals	6,600	4,121
	Kasikornbank PCL, NVDR	Banks	6,400	30,220
	Krung Thai Bank PCL, NVDR	Banks	21,600	14,153
	Krungthai Card PCL, NVDR	Consumer Finance	3,000	2,215
	Land & Houses PCL, NVDR	Real Estate Management & Development	25,800	2,714
	Minor International PCL, NVDR	Hotels, Restaurants & Leisure	13,800	9,848
	Muangthai Capital PCL, NVDR	Consumer Finance	2,400	2,602
	Osotspa PCL, NVDR	Beverages	5,400	2,492
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	4,800	16,168
	PTT Global Chemical PCL, NVDR	Chemicals	7,800	4,775
	PTT Oil & Retail Business PCL, NVDR	Specialty Retail	9,000	3,128
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	45,600	42,081
	Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	3,000	2,233

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	SCB X PCL, NVDR	Banks	6,000	21,686
	SCG Packaging PCL, NVDR	Containers & Packaging	3,600	1,883
	Siam Cement PCL, NVDR	Construction Materials	2,400	12,403
	Srisawad Corp. PCL, NVDR	Consumer Finance	2,948	1,460
	Thai Beverage PCL	Beverages	27,000	9,752
	Thai Life Insurance PCL, NVDR	Insurance	7,200	2,215
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	3,488
	Thai Union Group PCL, NVDR	Food Products	10,200	3,232
	TMBThanachart Bank PCL, NVDR	Banks	141,600	8,232
[a]	True Corp. PCL, NVDR	Diversified Telecommunication Services	36,000	12,292
				448,679
	United Kingdom 0.2%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	10,000	61,529
	United States 0.1%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	300	6,121
[b]	Samsonite Group SA	Textiles, Apparel & Luxury Goods	5,400	10,043
				16,164
	Total Common Stocks (Cost $24,636,499)			31,236,009
	Preferred Stocks 0.5%
	South Korea 0.5%
[e]	Amorepacific Corp., 2.536%, pfd.	Personal Care Products	42	1,386
[e]	Hanwha Corp., 2.12%, pfd.	Industrial Conglomerates	78	2,318
[e]	Hyundai Motor Co., 7.93%, pfd.	Automobiles	132	15,541
[e]	Hyundai Motor Co., 8.123%, pfd.	Automobiles	84	9,616
[e]	LG Chem Ltd., 0.984%, pfd.	Chemicals	30	2,372
[e]	LG Electronics, Inc., 1.507%, pfd.	Household Durables	66	1,785
[e]	Samsung Electronics Co. Ltd., 2.931%, pfd.	Technology Hardware, Storage & Peripherals	3,030	111,133
[e]	Samsung Fire & Marine Insurance Co. Ltd., 5.866%, pfd.	Insurance	12	2,881
	Total Preferred Stocks (Cost $140,882)			147,032
	Warrants 0.0%†
	Malaysia 0.0%†
[a,c]	YTL Corp. Bhd.	Multi-Utilities	3,720	773
[a,c]	YTL Power International Bhd.	Multi-Utilities	1,920	698
	Total Warrants (Cost $0)			1,471
	Rights 0.0%†
	Malaysia 0.0%†
[a]	Alliance Bank Malaysia Bhd.	Banks	494	115
	South Korea 0.0%†
[a]	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	8	972
[a]	POSCO Future M Co. Ltd.	Electrical Equipment	12	267
				1,239
	Total Rights (Cost $0)			1,354
	Total Investments before Short-Term Investments (Cost $24,777,381)			31,385,866

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	138	138
	Total Short-Term Investments (Cost $138)			138
	Total Investments (Cost $24,777,519) 100.7%			31,386,004
	Other Assets, less Liabilities (0.7)%			(202,712)
	Net Assets 100.0%			$ 31,183,292
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $2,021,564, representing 6.5% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $116,736, representing 0.4% of net assets.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
REIT	–	Real Estate Investment Trust
SF	–	Single Family
SPA	–	Standby Purchase Agreement
SRF	–	State Revolving Fund

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Australia ETF	Industry	Shares	Value
	Common Stocks 99.9%
	Australia 97.1%
	AGL Energy Ltd.	Multi-Utilities	26,076	$ 166,275
	ALS Ltd.	Professional Services	20,705	232,030
	AMP Ltd.	Financial Services	109,388	90,326
	Ampol Ltd.	Oil, Gas & Consumable Fuels	10,332	174,288
	Ansell Ltd.	Health Care Equipment & Supplies	6,314	125,336
	ANZ Group Holdings Ltd.	Banks	129,478	2,474,326
	APA Group	Gas Utilities	53,997	289,111
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	24,149	1,031,384
	ASX Ltd.	Capital Markets	8,446	386,128
	Atlas Arteria Ltd.	Transportation Infrastructure	44,198	147,433
	Aurizon Holdings Ltd.	Ground Transportation	76,793	152,489
	Bank of Queensland Ltd.	Banks	28,249	144,031
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels	64,616	55,897
	Bendigo & Adelaide Bank Ltd.	Banks	24,477	202,758
	BHP Group Ltd.	Metals & Mining	213,364	5,138,683
	BlueScope Steel Ltd.	Metals & Mining	18,081	273,839
	Brambles Ltd.	Commercial Services & Supplies	59,491	913,086
	CAR Group Ltd.	Interactive Media & Services	15,580	382,071
	Challenger Ltd.	Financial Services	21,894	115,934
	Charter Hall Group	Diversified REITs	20,418	256,780
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies	97,375	173,576
	Cochlear Ltd.	Health Care Equipment & Supplies	2,829	556,974
	Coles Group Ltd.	Consumer Staples Distribution & Retail	58,097	793,460
	Commonwealth Bank of Australia	Banks	72,734	8,806,337
	Computershare Ltd.	Professional Services	23,165	605,577
	CSL Ltd.	Biotechnology	21,033	3,300,987
	Deterra Royalties Ltd.	Metals & Mining	17,999	44,352
	Dexus	Office REITs	45,838	199,766
	Domain Holdings Australia Ltd.	Interactive Media & Services	6,314	18,165
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	2,829	35,726
	Downer EDI Ltd.	Commercial Services & Supplies	29,069	120,208
	Dyno Nobel Ltd.	Chemicals	74,251	130,896
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	62,279	163,666
	Evolution Mining Ltd.	Metals & Mining	86,510	441,649
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	7,831	64,048
	Fortescue Ltd.	Metals & Mining	68,962	690,568
	Goodman Group	Industrial REITs	86,305	1,936,614
	GPT Group	Diversified REITs	83,394	264,517
	Harvey Norman Holdings Ltd.	Broadline Retail	22,263	76,890
	IDP Education Ltd.	Diversified Consumer Services	11,275	27,118
	IGO Ltd.	Metals & Mining	29,274	80,000
	Iluka Resources Ltd.	Metals & Mining	18,532	46,151
[a]	Insignia Financial Ltd.	Capital Markets	22,263	52,962
	Insurance Australia Group Ltd.	Insurance	98,359	582,070
	JB Hi-Fi Ltd.	Specialty Retail	4,715	340,979
	Lendlease Corp. Ltd.	Real Estate Management & Development	29,889	105,382
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	95,653	334,117
[a]	Lynas Rare Earths Ltd.	Metals & Mining	39,237	221,397
	Macquarie Group Ltd.	Capital Markets	14,883	2,230,935
	Magellan Financial Group Ltd.	Capital Markets	7,216	40,480
	Medibank Pvt Ltd.	Insurance	119,761	396,351
	Metcash Ltd.	Consumer Staples Distribution & Retail	46,781	119,873
[a]	Mineral Resources Ltd.	Metals & Mining	7,298	103,116
	Mirvac Group	Diversified REITs	171,175	246,795
	National Australia Bank Ltd.	Banks	133,127	3,433,955
	Netwealth Group Ltd.	Capital Markets	5,248	115,525
	New Hope Corp. Ltd.	Oil, Gas & Consumable Fuels	19,762	47,919
[a]	NEXTDC Ltd.	IT Services	27,921	265,321
	Northern Star Resources Ltd.	Metals & Mining	62,238	756,611

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Orica Ltd.	Chemicals	21,156	270,221
	Origin Energy Ltd.	Electric Utilities	74,538	527,075
	Orora Ltd.	Containers & Packaging	52,439	64,952
	Perpetual Ltd.	Capital Markets	4,797	56,776
[a]	Pilbara Minerals Ltd.	Metals & Mining	123,164	107,755
	Pro Medicus Ltd.	Health Care Technology	2,296	428,955
	Qantas Airways Ltd.	Passenger Airlines	32,226	226,821
	QBE Insurance Group Ltd.	Insurance	65,805	1,008,701
	Qube Holdings Ltd.	Transportation Infrastructure	72,775	204,127
	Ramsay Health Care Ltd.	Health Care Providers & Services	8,077	194,210
	REA Group Ltd.	Interactive Media & Services	2,050	323,091
	Reece Ltd.	Trading Companies & Distributors	10,332	97,165
	Region Group	Retail REITs	49,774	71,763
	Rio Tinto Ltd.	Metals & Mining	16,072	1,128,377
	Santos Ltd.	Oil, Gas & Consumable Fuels	141,163	708,636
	Scentre Group	Retail REITs	227,837	531,554
	SEEK Ltd.	Interactive Media & Services	14,842	233,927
	SGH Ltd.	Trading Companies & Distributors	8,364	296,377
	Sonic Healthcare Ltd.	Health Care Providers & Services	19,926	349,837
	South32 Ltd.	Metals & Mining	195,201	372,262
	Steadfast Group Ltd.	Insurance	45,592	179,571
	Stockland	Diversified REITs	101,680	357,169
	Suncorp Group Ltd.	Insurance	47,109	667,163
	Technology One Ltd.	Software	12,792	343,797
[a]	Telix Pharmaceuticals Ltd.	Biotechnology	11,726	187,659
	Telstra Group Ltd.	Diversified Telecommunication Services	175,439	556,474
	TPG Telecom Ltd.	Diversified Telecommunication Services	17,302	60,436
	Transurban Group	Transportation Infrastructure	134,849	1,235,459
	Treasury Wine Estates Ltd.	Beverages	34,522	176,693
	Vicinity Ltd.	Retail REITs	166,870	270,115
	Washington H Soul Pattinson & Co. Ltd.	Financial Services	10,250	282,195
	Wesfarmers Ltd.	Broadline Retail	49,118	2,728,059
	Westpac Banking Corp.	Banks	148,830	3,302,561
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	32,718	116,429
	WiseTech Global Ltd.	Software	8,077	577,124
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	82,410	1,276,195
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	52,931	1,079,154
	Worley Ltd.	Construction & Engineering	21,566	184,863
	Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	14,473	54,728
				61,561,664
	Ireland 1.1%
[a]	James Hardie Industries PLC, CDI	Construction Materials	24,436	667,789
	New Zealand 1.5%
	a2 Milk Co. Ltd.	Food Products	30,258	158,835
[a]	Xero Ltd.	Software	6,683	787,471
				946,306
	United States 0.2%
	GQG Partners, Inc., CDI	Capital Markets	33,661	49,855
	Sims Ltd.	Metals & Mining	6,888	69,245
				119,100
	Total Common Stocks (Cost $60,536,390)			63,294,859
	Total Investments before Short-Term Investments (Cost $60,536,390)			63,294,859

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	322	322
	Total Short-Term Investments (Cost $322)			322
	Total Investments (Cost $60,536,712) 99.9%			63,295,181
	Other Assets, less Liabilities 0.1%			87,183
	Net Assets 100.0%			$ 63,382,364
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SPI 200 Index	Long	1	$ 139,868	9/18/25	$ 719

*As of period end.
Abbreviations
Selected Portfolio
CDI	–	Clearing House Electronic Subregister System Depositary Interest
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Brazil ETF	Industry	Shares	Value
	Common Stocks 70.4%
	Brazil 70.4%
	Allos SA	Real Estate Management & Development	190,400	$ 792,599
	Alupar Investimento SA, UNIT	Electric Utilities	166,600	944,744
	Ambev SA	Beverages	2,451,400	5,982,694
[a]	Ambipar Participacoes e Empreendimentos SA	Commercial Services & Supplies	48,300	1,451,341
	Auren Energia SA	Independent Power Producers & Energy Traders	178,500	332,612
	B3 SA - Brasil Bolsa Balcao	Capital Markets	2,927,400	7,820,203
	Banco Bradesco SA	Banks	821,100	2,182,940
	Banco BTG Pactual SA	Capital Markets	654,500	5,066,578
	Banco do Brasil SA	Banks	963,900	3,901,271
	Banco Santander Brasil SA	Banks	226,100	1,229,955
	BB Seguridade Participacoes SA	Insurance	368,900	2,419,748
[a]	Brava Energia	Oil, Gas & Consumable Fuels	226,100	720,822
	BRF SA	Food Products	416,500	1,536,926
	Caixa Seguridade Participacoes SA	Insurance	333,200	896,820
	Centrais Eletricas Brasileiras SA	Electric Utilities	654,500	4,823,143
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	256,400	5,596,514
	Cia Energetica de Minas Gerais	Electric Utilities	35,700	99,947
	Cia Paranaense de Energia - Copel	Electric Utilities	452,200	966,068
	Cia Siderurgica Nacional SA	Metals & Mining	345,100	470,431
[a]	Cosan SA	Oil, Gas & Consumable Fuels	666,400	837,602
	CPFL Energia SA	Electric Utilities	107,100	801,800
	CSN Mineracao SA	Metals & Mining	238,000	216,290
	Embraer SA	Aerospace & Defense	389,700	5,498,648
	Energisa SA	Electric Utilities	166,600	1,474,960
[a]	Eneva SA	Independent Power Producers & Energy Traders	523,600	1,309,516
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	142,800	1,188,114
	Equatorial Energia SA	Electric Utilities	571,200	3,763,451
[b]	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	226,100	654,954
	Grupo Mateus SA	Consumer Staples Distribution & Retail	285,600	427,522
[a,b]	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	178,500	1,205,188
	Hypera SA	Pharmaceuticals	166,600	829,970
	Itau Unibanco Holding SA	Banks	273,700	1,654,381
	Klabin SA	Containers & Packaging	511,700	1,729,777
	Localiza Rent a Car SA	Ground Transportation	487,900	3,622,252
	Lojas Renner SA	Specialty Retail	595,000	2,145,460
	M Dias Branco SA	Food Products	59,500	261,642
	Marfrig Global Foods SA	Food Products	142,800	599,159
	Motiva Infraestrutura de Mobilidade SA	Transportation Infrastructure	666,400	1,683,750
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	178,500	889,908
[a]	Natura & Co. Holding SA	Personal Care Products	499,800	1,011,898
	Neoenergia SA	Electric Utilities	107,100	501,567
	Petroleo Brasileiro SA - Petrobras	Oil, Gas & Consumable Fuels	2,082,500	13,007,398
	Porto Seguro SA	Insurance	107,100	1,083,196
[a]	PRIO SA	Oil, Gas & Consumable Fuels	440,300	3,420,526
	Raia Drogasil SA	Consumer Staples Distribution & Retail	725,900	2,010,977
[b]	Rede D’Or Sao Luiz SA	Health Care Providers & Services	559,300	3,629,709
	Rumo SA	Ground Transportation	678,300	2,302,903
	Santos Brasil Participacoes SA	Transportation Infrastructure	368,900	934,780
	Sao Martinho SA	Food Products	83,300	268,161
	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	761,600	1,571,244
	SLC Agricola SA	Food Products	95,200	311,702
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	190,400	866,557
	Suzano SA	Paper & Forest Products	380,800	3,572,976
	Telefonica Brasil SA	Diversified Telecommunication Services	433,500	2,453,496
	TIM SA	Wireless Telecommunication Services	452,200	1,826,912
	TOTVS SA	Software	297,500	2,300,810
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	83,300	533,116
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	404,600	1,300,271

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	47,600	36,107
	Vale SA	Metals & Mining	2,011,700	19,406,177
	Vibra Energia SA	Specialty Retail	630,700	2,502,993
	WEG SA	Electrical Equipment	833,000	6,529,263
	Total Common Stocks (Cost $133,442,052)			149,412,439
	Preferred Stocks 27.5%
	Brazil 27.5%
[c]	Banco Bradesco SA, 4.783%, pfd.	Banks	2,891,700	8,916,938
[c]	Bradespar SA, 11.86%, pfd.	Metals & Mining	130,900	376,546
[a]	Braskem SA, pfd.	Chemicals	107,100	177,982
[c]	Centrais Eletricas Brasileiras SA, 4.355%, pfd.	Electric Utilities	119,000	968,292
[c]	Cia Energetica de Minas Gerais, 16.667%, pfd.	Electric Utilities	904,400	1,789,628
[c]	Cia Paranaense de Energia - Copel, Class B, 6.188%, pfd.	Electric Utilities	583,100	1,331,188
[c]	Gerdau SA, 4%, pfd.	Metals & Mining	737,800	2,162,903
[c]	Isa Energia Brasil SA, 8.658%, pfd.	Electric Utilities	154,700	657,025
[c]	Itau Unibanco Holding SA, 6.217%, pfd.	Banks	2,975,000	20,140,944
[c]	Itausa SA, 7.489%, pfd.	Banks	3,177,300	6,374,568
[c]	Metalurgica Gerdau SA, 3.807%, pfd.	Metals & Mining	345,100	564,644
[c]	Petroleo Brasileiro SA - Petrobras, 10.108%, pfd.	Oil, Gas & Consumable Fuels	2,546,600	14,641,719
[a]	Usinas Siderurgicas de Minas Gerais SA Usiminas, pfd.	Metals & Mining	238,000	179,660
	Total Preferred Stocks (Cost $48,390,683)			58,282,037
	Total Investments before Short-Term Investments (Cost $181,832,735)			207,694,476
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	60,651	60,651
	Total Short-Term Investments (Cost $60,651)			60,651
	Total Investments (Cost $181,893,386) 97.9%			207,755,127
	Other Assets, less Liabilities 2.1%			4,422,377
	Net Assets 100.0%			$ 212,177,504
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $5,489,851, representing 2.6% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	190	$ 4,915,593	8/13/25	$ (40,939)

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Canada ETF	Industry	Shares	Value
	Common Stocks 99.5%
	Canada 97.2%
	Agnico Eagle Mines Ltd.	Metals & Mining	103,110	$ 12,259,851
	Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	159,600	7,917,423
	Bank of Montreal	Banks	150,990	16,699,085
	Bank of Nova Scotia	Banks	257,880	14,231,121
	Barrick Mining Corp.	Metals & Mining	354,900	7,373,701
	BCE, Inc.	Diversified Telecommunication Services	8,853	195,940
	Brookfield Asset Management Ltd., Class A	Capital Markets	78,960	4,361,462
	Brookfield Corp.	Capital Markets	291,690	18,016,587
	Cameco Corp.	Oil, Gas & Consumable Fuels	89,670	6,645,897
	Canadian Imperial Bank of Commerce, Class A	Banks	194,250	13,760,502
	Canadian National Railway Co.	Ground Transportation	115,290	11,988,639
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	428,190	13,430,951
	Canadian Pacific Kansas City Ltd.	Ground Transportation	193,200	15,317,241
	Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	261,870	3,556,212
	CGI, Inc., Class A	IT Services	42,000	4,401,920
	Constellation Software, Inc.	Software	4,092	14,974,111
	Dollarama, Inc.	Broadline Retail	55,440	7,795,729
	Enbridge, Inc.	Oil, Gas & Consumable Fuels	450,870	20,403,974
	Fairfax Financial Holdings Ltd.	Insurance	4,355	7,845,064
	Fortis, Inc.	Electric Utilities	103,320	4,923,317
	Franco-Nevada Corp.	Metals & Mining	39,480	6,468,702
	George Weston Ltd.	Consumer Staples Distribution & Retail	10,920	2,185,681
	Great-West Lifeco, Inc.	Insurance	56,490	2,144,095
[a]	Hydro One Ltd.	Electric Utilities	65,730	2,363,775
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	32,130	2,547,324
	Intact Financial Corp.	Insurance	36,750	8,528,316
	Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	29,190	4,818,650
	Magna International, Inc.	Automobile Components	55,020	2,122,574
	Manulife Financial Corp.	Insurance	357,840	11,418,361
	Metro, Inc., Class A	Consumer Staples Distribution & Retail	40,950	3,210,276
	National Bank of Canada	Banks	81,060	8,347,784
	Nutrien Ltd.	Chemicals	102,480	5,959,537
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	120,120	4,501,089
	Power Corp. of Canada	Insurance	111,510	4,346,806
	Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	66,780	4,420,841
	Royal Bank of Canada	Banks	292,950	38,531,137
[b]	Shopify, Inc., Class A	IT Services	249,690	28,740,426
	Sun Life Financial, Inc.	Insurance	119,280	7,920,821
	Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	257,670	9,632,647
	TC Energy Corp.	Oil, Gas & Consumable Fuels	214,620	10,456,532
	Teck Resources Ltd., Class B	Metals & Mining	102,690	4,144,477
	TELUS Corp.	Diversified Telecommunication Services	102,690	1,645,900
	Thomson Reuters Corp.	Professional Services	28,350	5,689,530
	Toronto-Dominion Bank	Banks	365,400	26,821,886
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	73,500	3,538,989
	Wheaton Precious Metals Corp.	Metals & Mining	93,660	8,405,719
				425,010,602
	United States 2.3%
	Waste Connections, Inc.	Commercial Services & Supplies	52,920	9,865,730
	Total Common Stocks (Cost $344,894,205)			434,876,332
	Warrant 0.0%
	Canada 0.0%
[b,c]	Constellation Software, Inc.	Software	3,981	—
	Total Warrants (Cost $0)			—
	Total Investments before Short-Term Investments (Cost $344,894,205)			434,876,332

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 0.3%
	Time Deposits 0.3%
	Canada 0.3%
	Royal Bank of Canada, 2.60%, 7/02/2025	Banks	1,822,000	1,335,288
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	182,346	182,346
	Total Short-Term Investments (Cost $1,517,634)			1,517,634
	Total Investments (Cost $346,411,839) 99.8%			436,393,966
	Other Assets, less Liabilities 0.2%			829,230
	Net Assets 100.0%			$ 437,223,196
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the value of this security was $2,363,775, representing 0.5% of net assets.
[b]Non-income producing.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	9	$ 2,110,663	9/18/25	$ 23,413

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE China ETF	Industry	Shares	Value
	Common Stocks 99.2%
	China 96.4%
	360 Security Technology, Inc., Class A	Software	36,800	$ 52,402
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	9,200	22,206
[a]	3SBio, Inc., Class A	Biotechnology	115,000	346,465
	Accelink Technologies Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	31,672
[b]	Addsino Co. Ltd., Class A	Communications Equipment	9,200	10,789
[b]	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	2,841	72,303
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	9,200	26,650
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	13,800	74,248
	Agricultural Bank of China Ltd., Class A	Banks	437,000	358,719
	Agricultural Bank of China Ltd., Class H	Banks	2,162,000	1,542,318
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	50,684	88,304
	AIMA Technology Group Co. Ltd., Class A	Automobiles	4,600	22,091
[b]	Air China Ltd., Class A	Passenger Airlines	64,400	70,935
[b]	Air China Ltd., Class H	Passenger Airlines	92,000	69,850
[a,b]	Akeso, Inc.	Biotechnology	48,000	562,242
	Alibaba Group Holding Ltd., Class A	Broadline Retail	1,265,000	17,693,885
	All Winner Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,830	32,303
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	69,000	67,814
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	276,000	185,641
[b]	Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,146	21,274
[b]	Angang Steel Co. Ltd., Class A	Metals & Mining	36,800	11,919
[b]	Angang Steel Co. Ltd., Class H	Metals & Mining	92,000	19,338
	Angel Yeast Co. Ltd., Class A	Food Products	4,600	22,585
[a]	Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	17,289
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	9,200	10,750
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	23,000	68,938
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	92,000	233,926
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	28,000	44,943
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,800	33,459
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	9,200	123,057
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	13,800	77,234
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	9,200	22,592
	Anker Innovations Technology Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	4,600	72,951
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	87,800	1,056,955
	Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	9,200	17,981
	APT Medical, Inc., Class A	Health Care Equipment & Supplies	725	30,060
[b]	ASR Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	26,234
	Autohome, Inc., ADR	Interactive Media & Services	4,462	115,075
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,800	61,707
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	184,000	103,837
	Avicopter PLC, Class A	Aerospace & Defense	4,600	24,923
[b]	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	36,800	37,863
[a,b]	BAIC Motor Corp. Ltd., Class H	Automobiles	184,000	45,473
[b]	Baidu, Inc., Class A	Interactive Media & Services	154,100	1,638,171
	Bank of Beijing Co. Ltd., Class A	Banks	105,800	100,879
	Bank of Changsha Co. Ltd., Class A	Banks	23,000	31,916
	Bank of Chengdu Co. Ltd., Class A	Banks	23,000	64,539
	Bank of China Ltd., Class A	Banks	225,400	176,842
	Bank of China Ltd., Class H	Banks	5,152,000	2,992,754
	Bank of Communications Co. Ltd., Class A	Banks	197,800	220,908
	Bank of Communications Co. Ltd., Class H	Banks	506,000	470,548
	Bank of Guiyang Co. Ltd., Class A	Banks	23,000	20,036

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Bank of Hangzhou Co. Ltd., Class A	Banks	32,200	75,610
	Bank of Jiangsu Co. Ltd., Class A	Banks	92,000	153,352
	Bank of Nanjing Co. Ltd., Class A	Banks	55,200	89,545
	Bank of Ningbo Co. Ltd., Class A	Banks	32,200	122,989
	Bank of Qingdao Co. Ltd., Class A	Banks	27,600	19,188
	Bank of Shanghai Co. Ltd., Class A	Banks	73,600	109,016
[b]	Bank of Zhengzhou Co. Ltd., Class A	Banks	36,800	10,583
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	110,400	101,566
	BBMG Corp., Class A	Construction Materials	55,200	11,713
	BBMG Corp., Class H	Construction Materials	184,000	17,345
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	46,000	19,394
[b]	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	92,000	34,690
[b]	Beijing Compass Technology Development Co. Ltd., Class A	Capital Markets	4,600	51,798
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	23,000	12,972
	Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	4,600	28,172
[b]	Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	4,600	13,974
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	18,400	52,068
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	33,500	137,841
[b]	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	13,800	10,615
	Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	92,000	27,659
[b]	Beijing Kingsoft Office Software, Inc., Class A	Software	2,229	87,145
	Beijing New Building Materials PLC, Class A	Building Products	9,200	34,010
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	23,000	14,449
	Beijing Roborock Technology Co. Ltd., Class A	Household Durables	1,316	28,761
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	13,800	16,684
	Beijing Shougang Co. Ltd., Class A	Metals & Mining	23,000	10,917
	Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	4,600	9,986
	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	9,200	18,366
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	9,200	24,647
	Beijing Tong Ren Tang Co. Ltd., Class A	Pharmaceuticals	9,200	46,314
[b]	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	13,800	22,733
	Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	4,623	15,289
[b]	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	4,621	39,352
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	18,400	33,213
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	7,558
[b]	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	220,800	177,240
[b]	BeOne Medicines Ltd.	Biotechnology	59,800	1,125,916
	Bestechnic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	500	24,290
	Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	4,640	34,130
[b]	Bilibili, Inc., Class Z	Interactive Media & Services	21,160	452,042
[a]	Blue Moon Group Holdings Ltd.	Household Products	115,000	60,210
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	19,280	17,657
	BOC International China Co. Ltd., Class A	Capital Markets	13,800	20,595
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	202,400	112,740
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	55,200	18,353
[b]	Bright Dairy & Food Co. Ltd., Class A	Food Products	9,200	10,801
	Brilliance China Automotive Holdings Ltd.	Automobiles	184,000	74,538
	BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	4,600	9,074
	BYD Co. Ltd., Class A	Automobiles	9,200	426,289

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	BYD Co. Ltd., Class H	Automobiles	260,318	4,062,287
	BYD Electronic International Co. Ltd.	Communications Equipment	53,500	216,726
	By-health Co. Ltd., Class A	Personal Care Products	9,200	14,436
	C&D International Investment Group Ltd.	Real Estate Management & Development	46,000	93,055
[b]	C&S Paper Co. Ltd., Class A	Household Products	9,200	8,631
	Caida Securities Co. Ltd., Class A	Capital Markets	18,400	17,519
	Caitong Securities Co. Ltd., Class A	Capital Markets	27,600	30,478
[b]	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,092	175,668
	Canmax Technologies Co. Ltd., Class A	Chemicals	4,600	12,246
[a,b]	CanSino Biologics, Inc., Class H	Biotechnology	6,600	28,964
[b]	CCOOP Group Co. Ltd., Class A	Broadline Retail	101,200	32,777
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	23,000	14,096
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	41,400	16,703
	Central China Securities Co. Ltd., Class A	Capital Markets	18,400	10,686
	CETC Cyberspace Security Technology Co. Ltd., Class A	Software	4,600	11,745
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	92,000	46,750
[a]	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	736,000	250,334
[b]	Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	2,200	30,461
	Changjiang Securities Co. Ltd., Class A	Capital Markets	32,200	31,152
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	1,400	24,431
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	42,897
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	4,600	18,604
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	18,400	18,520
[b]	Chengxin Lithium Group Co. Ltd., Class A	Chemicals	4,600	8,271
	Chifeng Jilong Gold Mining Co. Ltd., Class A	Metals & Mining	9,200	31,955
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	13,800	17,108
[a,b]	China Bohai Bank Co. Ltd., Class H	Banks	230,000	26,076
[b]	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	644,000	109,931
	China CITIC Bank Corp. Ltd., Class A	Banks	69,000	81,877
	China CITIC Bank Corp. Ltd., Class H	Banks	644,000	613,646
[a,b]	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	1,380,000	225,019
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	27,600	42,152
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	138,000	159,623
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	184,000	99,618
	China Conch Venture Holdings Ltd.	Construction & Engineering	92,000	106,181
	China Construction Bank Corp., Class A	Banks	50,600	66,684
	China Construction Bank Corp., Class H	Banks	6,808,000	6,868,708
	China CSSC Holdings Ltd., Class A	Machinery	23,000	104,482
[b]	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	92,000	51,759
[b]	China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	92,000	37,034
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	179,400	55,850
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	276,000	36,917
	China Everbright Bank Co. Ltd., Class A	Banks	234,600	135,916
	China Everbright Bank Co. Ltd., Class H	Banks	230,000	114,853
[a]	China Feihe Ltd.	Food Products	276,000	200,759
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	36,800	88,106
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	253,000	284,585
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	18,400	21,526
[b]	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	18,400	38,017
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,200	10,737
	China Hongqiao Group Ltd.	Metals & Mining	184,000	421,442
	China International Capital Corp. Ltd., Class A	Capital Markets	13,800	68,122
[a]	China International Capital Corp. Ltd., Class H	Capital Markets	110,400	248,927
	China International Marine Containers Group Co. Ltd., Class A	Machinery	13,800	15,143

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	China International Marine Containers Group Co. Ltd., Class H	Machinery	50,600	39,964
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	460,000	69,732
	China Jushi Co. Ltd., Class A	Construction Materials	23,087	36,742
	China Lesso Group Holdings Ltd.	Building Products	92,000	49,106
	China Life Insurance Co. Ltd., Class H	Insurance	529,000	1,269,600
[a,b]	China Literature Ltd., Class A	Media	27,600	104,950
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	230,000	207,146
	China Medical System Holdings Ltd.	Pharmaceuticals	92,000	140,637
	China Meheco Group Co. Ltd., Class A	Health Care Providers & Services	9,200	13,280
	China Merchants Bank Co. Ltd., Class A	Banks	101,200	649,175
	China Merchants Bank Co. Ltd., Class H	Banks	267,000	1,865,599
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	46,000	40,200
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	36,800	61,649
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	92,000	167,592
	China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	4,600	7,944
	China Merchants Securities Co. Ltd., Class A	Capital Markets	36,800	90,367
[a]	China Merchants Securities Co. Ltd., Class H	Capital Markets	36,800	66,474
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	46,000	56,319
	China Minsheng Banking Corp. Ltd., Class A	Banks	179,400	118,963
	China Minsheng Banking Corp. Ltd., Class H	Banks	460,000	260,764
	China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	4,600	7,489
	China National Building Material Co. Ltd., Class H	Construction Materials	230,000	109,873
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	36,800	39,404
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	101,200	131,672
[b]	China National Software & Service Co. Ltd., Class A	Software	4,600	30,035
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	18,400	63,961
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	9,200	17,673
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	92,000	75,475
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	253,000	438,963
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	36,800	192,704
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	184,000	629,350
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	161,000	126,765
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,656,000	867,027
	China Railway Group Ltd., Class A	Construction & Engineering	105,800	82,860
	China Railway Group Ltd., Class H	Construction & Engineering	276,000	132,199
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	39,836	28,585
[a]	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	138,000	56,782
[b]	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	9,200	46,391
	China Reinsurance Group Corp., Class H	Insurance	506,000	78,639
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	184,000	39,378
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	9,200	23,966
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	6,081	40,035
[a]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	46,000	222,382
[a]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	138,000	90,008
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	140,000	337,783

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	11,905	51,987
[b]	China Ruyi Holdings Ltd.	Entertainment	736,000	237,208
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	32,200	182,237
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	244,248	947,433
	China South Publishing & Media Group Co. Ltd., Class A	Media	9,200	16,851
[b]	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	69,000	56,833
[b]	China Southern Airlines Co. Ltd., Class H	Passenger Airlines	92,000	47,113
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	18,400	11,790
[b]	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	207,000	166,741
[b]	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	138,000	77,526
	China Taiping Insurance Holdings Co. Ltd.	Insurance	101,200	197,243
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	142,600	84,806
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	10,500	89,372
[a]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	9,200	61,060
[a]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	322,000	460,234
[b]	China TransInfo Technology Co. Ltd., Class A	IT Services	9,200	11,944
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	156,400	116,593
[b]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	50,600	45,350
[b]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	151,800	94,561
	China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	4,600	13,216
	China XD Electric Co. Ltd., Class A	Electrical Equipment	32,200	27,601
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	124,200	522,590
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	32,141
	China Zheshang Bank Co. Ltd., Class A	Banks	110,400	52,247
	China Zheshang Bank Co. Ltd., Class H	Banks	184,000	69,146
	Chinalin Securities Co. Ltd., Class A	Capital Markets	4,600	9,228
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	9,200	13,190
	Chongqing Brewery Co. Ltd., Class A	Beverages	4,600	35,384
[b]	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	46,000	81,942
[b]	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	119,600	60,181
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	4,600	8,213
[b]	Chongqing Qianli Technology Co. Ltd., Class A	Automobiles	23,000	27,260
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	46,000	45,851
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	138,000	116,553
	Chongqing Water Group Co. Ltd., Class A	Water Utilities	13,800	8,939
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	13,800	37,741
	CITIC Ltd., Class B	Industrial Conglomerates	368,000	505,355
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	13,800	22,656
	CITIC Securities Co. Ltd., Class A	Capital Markets	59,800	230,580
	CITIC Securities Co. Ltd., Class H	Capital Markets	115,000	347,197
	CMOC Group Ltd., Class A	Metals & Mining	87,400	102,735
	CMOC Group Ltd., Class H	Metals & Mining	276,000	280,571
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	13,800	11,289
	CNGR Advanced Material Co. Ltd., Class A	Electrical Equipment	4,600	21,115
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	41,400	23,581
	CNPC Capital Co. Ltd., Class A	Banks	41,400	42,191

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	21,700	764,074
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	73,600	25,379
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	230,000	31,057
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	18,400	26,535
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	92,000	76,296
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	64,400	135,216
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	207,000	359,679
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	138,000	115,322
	CRRC Corp. Ltd., Class A	Machinery	124,200	122,065
	CRRC Corp. Ltd., Class H	Machinery	276,000	166,655
	CSC Financial Co. Ltd., Class A	Capital Markets	23,000	77,222
[a]	CSC Financial Co. Ltd., Class H	Capital Markets	46,000	61,529
	CSG Holding Co. Ltd., Class A	Construction Materials	9,200	5,934
	CSG Holding Co. Ltd., Class B	Construction Materials	82,800	18,986
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,600	33,194
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	552,000	541,452
[b]	Daan Gene Co. Ltd., Class A	Biotechnology	9,240	7,804
	Daqin Railway Co. Ltd., Class A	Ground Transportation	101,200	93,244
[b]	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	2,944	44,660
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	55,200	24,428
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	184,000	46,879
	DHC Software Co. Ltd., Class A	IT Services	27,600	36,989
[b]	Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	4,600	7,828
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	4,600	33,586
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	13,800	32,250
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	27,600	47,113
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	184,000	80,866
	Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	4,600	14,680
	Dongxing Securities Co. Ltd., Class A	Capital Markets	18,400	28,641
[a,b]	East Buy Holding Ltd.	Consumer Staples Distribution & Retail	23,000	34,749
	East Money Information Co. Ltd., Class A	Capital Markets	78,200	252,510
	Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	9,200	16,812
	Eastroc Beverage Group Co. Ltd., Class A	Beverages	2,110	92,508
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	4,600	37,394
	Empyrean Technology Co. Ltd., Class A	Software	2,500	43,235
	ENN Energy Holdings Ltd.	Gas Utilities	50,600	404,155
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	18,400	48,548
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	81,569
[b]	Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	18,400	11,842
	Eve Energy Co. Ltd., Class A	Electrical Equipment	9,200	58,836
	Everbright Securities Co. Ltd., Class A	Capital Markets	23,000	57,732
[b]	Everdisplay Optronics Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	69,000	22,540
	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	23,000	14,898
	FAW Jiefang Group Co. Ltd., Class A	Machinery	13,800	13,216
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	9,200	27,010
[b]	Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	18,400	7,244
	First Capital Securities Co. Ltd., Class A	Capital Markets	27,600	27,280
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,200	19,535
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	25,000	28,057
	Focus Media Information Technology Co. Ltd., Class A	Media	78,200	79,694
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	23,073	125,332
	Fosun International Ltd.	Industrial Conglomerates	161,000	95,780

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Founder Securities Co. Ltd., Class A	Capital Markets	41,400	45,716
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	59,800	178,486
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	18,440	24,816
	Fujian Sunner Development Co. Ltd., Class A	Food Products	9,200	18,353
	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	56,396	666,037
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	9,200	73,221
[a]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	43,000	307,025
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	18,400	39,558
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	Biotechnology	4,600	35,178
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	9,200	43,373
[a]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	27,600	80,163
[b]	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	36,800	13,717
[b]	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,610,000	205,096
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	92,000	62,163
[b]	GDS Holdings Ltd., Class A	IT Services	55,200	207,439
	GEM Co. Ltd., Class A	Electrical Equipment	32,200	28,545
[b]	Gemdale Corp., Class A	Real Estate Management & Development	27,600	14,603
[b]	Genscript Biotech Corp.	Life Sciences Tools & Services	92,000	173,452
	GF Securities Co. Ltd., Class A	Capital Markets	32,200	75,565
	GF Securities Co. Ltd., Class H	Capital Markets	64,400	108,126
[a]	Giant Biogene Holding Co. Ltd.	Personal Care Products	36,800	270,492
	Giant Network Group Co. Ltd., Class A	Entertainment	13,800	45,370
[b]	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	4,600	81,254
	Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	4,600	36,854
	Glarun Technology Co. Ltd., Class A	Communications Equipment	9,200	40,444
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	18,400	59,902
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	18,400	26,329
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	55,200	52,528
	Goneo Group Co. Ltd., Class A	Electrical Equipment	6,360	42,840
[b]	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	9,200	41,690
[b]	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	27,600	10,211
[b]	Great Wall Motor Co. Ltd., Class A	Automobiles	18,400	55,176
[b]	Great Wall Motor Co. Ltd., Class H	Automobiles	161,000	247,755
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	23,000	144,233
[b]	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	92,000	20,935
	Greentown China Holdings Ltd.	Real Estate Management & Development	69,000	83,064
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	13,800	25,893
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	13,800	8,766
	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	13,800	8,746
	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	64,400	14,521
[b]	Guangdong Golden Dragon Development, Inc., Class A	Capital Markets	4,600	8,432
	Guangdong Haid Group Co. Ltd., Class A	Food Products	9,200	75,250
[b]	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	18,400	29,874
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	4,600	9,440
[b]	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	36,800	30,927
	Guangshen Railway Co. Ltd., Class A	Ground Transportation	36,800	14,847
	Guangshen Railway Co. Ltd., Class H	Ground Transportation	92,000	21,916
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,200	8,053
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	9,200	12,343
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	27,600	28,859
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	184,000	67,271
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	9,200	33,856

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	15,600	34,578
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	13,800	26,856
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	4,600	18,341
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	22,219
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	9,200	23,272
[b]	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	18,400	17,621
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	9,200	14,500
	Guolian Minsheng Securities Co. Ltd., Class A	Capital Markets	27,600	39,879
	Guosen Securities Co. Ltd., Class A	Capital Markets	32,200	51,785
[b]	Guosheng Financial Holding, Inc., Class A	Capital Markets	13,800	28,994
	Guotai Haitong Securities Co. Ltd., Class A	Capital Markets	69,058	184,716
[a]	Guotai Haitong Securities Co. Ltd., Class H	Capital Markets	202,400	324,871
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	27,600	30,401
	H World Group Ltd.	Hotels, Restaurants & Leisure	138,000	466,739
[a]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	107,000	203,096
	Haier Smart Home Co. Ltd., Class A	Household Durables	32,200	111,392
	Haier Smart Home Co. Ltd., Class H	Household Durables	165,600	473,595
[b]	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	243,800	45,607
[b]	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	59,800	29,553
	Haisco Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	4,600	27,113
	Haitian International Holdings Ltd.	Machinery	46,000	119,541
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	18,400	25,045
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,600	28,840
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	13,842	25,044
	Hangzhou GreatStar Industrial Co. Ltd., Class A	Household Durables	9,200	32,764
[b]	Hangzhou Iron & Steel Co., Class A	Metals & Mining	18,400	23,118
[b]	Hangzhou Lion Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,600	14,963
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	4,600	12,471
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	4,600	12,208
	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,200	31,878
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	4,600	34,241
[a]	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	9,200	44,828
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	9,200	31,300
[a]	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	80,500	305,080
	Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	4,600	17,384
	Harbin Boshi Automation Co. Ltd., Class A	Machinery	4,600	9,979
	Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	4,600	10,834
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	9,200	18,520
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	13,800	32,057
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	18,400	62,702
	Hengan International Group Co. Ltd.	Personal Care Products	44,150	126,826
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	18,174
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	27,600	54,945
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	13,800	29,476

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	18,400	15,104
	Hesteel Co. Ltd., Class A	Metals & Mining	64,400	19,419
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	26,000	70,879
	Hisense Visual Technology Co. Ltd., Class A	Household Durables	9,200	29,566
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	2,600	99,094
	HLA Group Corp. Ltd., Class A	Specialty Retail	32,200	31,287
	Hongyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,600	9,536
[b]	Hopson Development Holdings Ltd.	Real Estate Management & Development	73,600	31,128
[b]	Horizon Robotics	Software	552,000	456,367
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	4,600	30,439
[a,b]	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	46,000	203,338
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	41,400	31,614
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	92,000	48,754
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	13,800	77,755
	Huafon Chemical Co. Ltd., Class A	Chemicals	23,000	21,224
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	30,189
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	13,800	21,847
	Hualan Biological Engineering, Inc., Class A	Biotechnology	9,200	20,126
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	36,800	49,062
	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	46,000	45,851
	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	276,000	177,906
[b]	Huapont Life Sciences Co. Ltd., Class A	Chemicals	9,200	5,356
	Huatai Securities Co. Ltd., Class A	Capital Markets	36,800	91,497
[a]	Huatai Securities Co. Ltd., Class H	Capital Markets	92,000	186,344
	Huaxi Securities Co. Ltd., Class A	Capital Markets	13,800	17,223
	Huaxia Bank Co. Ltd., Class A	Banks	82,800	91,433
	Huaxin Cement Co. Ltd., Class A	Construction Materials	9,200	15,207
	Huaxin Cement Co. Ltd., Class H	Construction Materials	23,000	25,783
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	18,400	45,338
[b,c]	Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	20,500	7,057
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	41,400	26,066
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	9,200	26,368
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	2,700	38,496
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	9,200	26,946
	Hunan Gold Corp. Ltd., Class A	Metals & Mining	11,840	29,504
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	36,800	22,605
	Hundsun Technologies, Inc., Class A	Software	9,200	43,077
[a,b]	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	27,600	53,653
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	11,752	231,803
[b]	Hytera Communications Corp. Ltd., Class A	Communications Equipment	9,200	15,810
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	9,200	65,348
	Iflytek Co. Ltd., Class A	Software	13,800	92,242
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	1,520	37,094
	Industrial & Commercial Bank of China Ltd., Class A	Banks	377,200	399,677
	Industrial & Commercial Bank of China Ltd., Class H	Banks	5,658,000	4,483,154
	Industrial Bank Co. Ltd., Class A	Banks	105,800	344,733
	Industrial Securities Co. Ltd., Class A	Capital Markets	46,000	39,751
	Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,300	22,219
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	234,600	58,624
	Inner Mongolia Berun Chemical Co. Ltd., Class A	Chemicals	23,000	15,380
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	13,800	38,107

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	9,200	11,187
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	32,200	31,137
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	46,000	35,448
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	32,200	18,475
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	32,200	125,327
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	59,800	118,464
[a,b]	Innovent Biologics, Inc., Class B	Biotechnology	107,000	1,068,637
	Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	4,600	15,207
[b]	iQIYI, Inc., ADR	Entertainment	35,650	63,101
[b]	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	23,000	20,742
	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	4,600	35,088
[b]	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	23,092	32,173
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	4,600	13,852
[b]	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	4,600	16,388
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,200	43,270
[a,b]	JD Health International, Inc.	Consumer Staples Distribution & Retail	75,900	415,758
[a,b]	JD Logistics, Inc.	Air Freight & Logistics	133,400	223,296
	JD.com, Inc., Class A	Broadline Retail	179,400	2,922,963
[b]	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	32,200	37,445
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	9,200	19,702
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	92,000	129,855
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	6,580	66,138
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	32,200	233,302
[b]	Jiangsu Hoperun Software Co. Ltd., Class A	Software	4,600	32,642
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	6,200	33,696
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	13,800	10,981
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,600	13,344
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	13,800	21,519
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	9,200	82,905
	Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	4,600	37,246
	Jiangsu Yoke Technology Co. Ltd., Class A	Chemicals	4,600	35,121
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	9,200	45,723
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	18,400	37,143
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	13,800	45,139
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	92,000	178,609
[b]	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	9,200	9,324
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	9,200	21,770
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	18,400	28,102
[b]	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	50,508	36,595
[a,b]	Jinxin Fertility Group Ltd.	Health Care Providers & Services	161,000	62,759
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	18,400	14,770
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	13,800	21,250
[a]	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	9,200	20,392
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	32,200	23,105
[b]	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	4,600	12,201
	JOYY, Inc., ADR	Interactive Media & Services	1,932	98,358
	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	13,800	25,950
[b]	J-Yuan Trust Co. Ltd., Class A	Capital Markets	55,200	22,733
	Kaishan Group Co. Ltd., Class A	Machinery	4,600	6,467
[b]	Kangmei Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	78,200	20,633
[b]	Kanzhun Ltd., ADR	Interactive Media & Services	22,770	406,217

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	KE Holdings, Inc., ADR	Real Estate Management & Development	46,874	831,545
	Keda Industrial Group Co. Ltd., Class A	Machinery	9,200	12,587
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	46,000	147,083
[b]	Kingdee International Software Group Co. Ltd.	Software	208,000	409,111
	Kingfa Sci & Tech Co. Ltd., Class A	Chemicals	13,800	19,862
	Kingnet Network Co. Ltd., Class A	Entertainment	13,800	37,201
	Kingsoft Corp. Ltd.	Entertainment	55,200	287,603
[a,b]	Kuaishou Technology, Class B	Interactive Media & Services	197,800	1,594,999
	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	13,800	77,023
[b]	Kunlun Tech Co. Ltd., Class A	Interactive Media & Services	9,200	43,193
	Kweichow Moutai Co. Ltd., Class A	Beverages	6,150	1,210,159
	Lakala Payment Co. Ltd., Class A	Financial Services	4,600	21,481
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	18,400	68,614
	LB Group Co. Ltd., Class A	Chemicals	13,800	31,229
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	92,000	26,604
[a,b]	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	41,400	46,938
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	27,600	85,923
	Leo Group Co. Ltd., Class A	Media	50,600	24,724
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	13,800	26,548
	Levima Advanced Materials Corp., Class A	Chemicals	4,600	10,166
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,800	11,752
[b]	Li Auto, Inc., Class A	Automobiles	85,162	1,160,807
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	161,000	347,022
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	105,800	22,155
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	41,400	49,647
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	4,600	23,144
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	9,200	34,632
[a]	Longfor Group Holdings Ltd.	Real Estate Management & Development	138,000	162,787
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	36,800	77,164
	Longshine Technology Group Co. Ltd., Class A	Software	9,200	30,182
[b]	Loongson Technology Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,883	35,065
[b]	Lufax Holding Ltd., ADR	Consumer Finance	22,126	61,732
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	9,200	13,229
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	36,800	178,217
[a,b]	Luye Pharma Group Ltd.	Pharmaceuticals	138,000	62,935
	Luzhou Laojiao Co. Ltd., Class A	Beverages	7,400	117,150
[b]	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	36,800	17,724
	Mango Excellent Media Co. Ltd., Class A	Entertainment	9,200	28,025
	Mao Geping Cosmetics Co. Ltd.	Personal Care Products	4,600	63,462
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,432	24,231
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	18,400	27,459
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	23,000	16,504
[a,b]	Meituan, Class B	Hotels, Restaurants & Leisure	377,200	6,020,785
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	92,000	38,274
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	184,000	37,972
[b]	Microport Scientific Corp.	Health Care Equipment & Supplies	69,000	76,999
	Midea Group Co. Ltd., Class H	Household Durables	41,400	392,641
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	13,800	22,136
	MINISO Group Holding Ltd.	Broadline Retail	27,600	125,167
	Minmetals Capital Co. Ltd., Class A	Capital Markets	23,000	18,719
	Minth Group Ltd.	Automobile Components	50,880	145,186
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,535	63,362
	Muyuan Foods Co. Ltd., Class A	Food Products	27,600	161,867
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	9,200	14,321
	NARI Technology Co. Ltd., Class A	Electrical Equipment	41,400	129,520
	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	18,630	48,687
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,600	160,508
[b]	NavInfo Co. Ltd., Class A	Software	13,800	16,453
	NetEase, Inc.	Entertainment	128,800	3,462,013
	New China Life Insurance Co. Ltd., Class A	Insurance	9,200	75,135

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	New China Life Insurance Co. Ltd., Class H	Insurance	69,000	375,764
[b]	New Hope Liuhe Co. Ltd., Class A	Food Products	27,600	36,142
	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	110,400	592,785
	Newland Digital Technology Co. Ltd., Class A	Software	4,600	20,794
	Nexchip Semiconductor Corp., Class A	Semiconductors & Semiconductor Equipment	9,200	26,034
[b]	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	92,000	37,855
[b]	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	9,200	29,463
	Ningbo Deye Technology Co. Ltd., Class A	Electrical Equipment	4,769	35,059
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	9,200	22,399
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	4,600	33,207
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	9,200	28,795
[b]	Ningbo Shanshan Co. Ltd., Class A	Chemicals	13,800	18,225
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	9,200	60,686
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	41,400	21,153
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	36,800	82,918
[b]	NIO, Inc., Class A	Automobiles	116,840	407,824
[a]	Nongfu Spring Co. Ltd., Class H	Beverages	126,000	643,643
[b]	North Industries Group Red Arrow Co. Ltd., Class A	Machinery	9,200	28,114
	Northeast Securities Co. Ltd., Class A	Capital Markets	13,800	14,699
[b]	Offcn Education Technology Co. Ltd., Class A	Diversified Consumer Services	32,200	13,755
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	23,000	17,531
[b]	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	18,400	30,439
	OmniVision Integrated Circuits Group, Inc., Class A	Semiconductors & Semiconductor Equipment	6,100	108,704
	ORG Technology Co. Ltd., Class A	Containers & Packaging	13,800	11,463
	Orient Securities Co. Ltd., Class A	Capital Markets	36,800	49,730
[a]	Orient Securities Co. Ltd., Class H	Capital Markets	73,600	52,129
[b]	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	9,200	12,407
	Oriental Pearl Group Co. Ltd., Class A	Media	18,400	19,188
[b]	Ourpalm Co. Ltd., Class A	Entertainment	13,800	11,694
	Ovctek China, Inc., Class A	Health Care Equipment & Supplies	4,600	9,806
[b]	Pacific Securities Co. Ltd., Class A	Capital Markets	32,200	17,666
[b]	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	50,600	18,084
[b]	PDD Holdings, Inc., ADR	Broadline Retail	53,774	5,627,987
	People.cn Co. Ltd., Class A	Media	9,200	25,957
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	55,200	67,120
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	598,000	454,785
	Perfect World Co. Ltd., Class A	Entertainment	9,200	19,484
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	138,000	164,718
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,472,000	1,265,732
[b]	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	9,200	31,518
[a,b]	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	23,000	48,578
	PICC Property & Casualty Co. Ltd., Class H	Insurance	488,000	944,917
	Ping An Bank Co. Ltd., Class A	Banks	96,600	162,772
[a]	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	64,400	71,948
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	55,200	427,535
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	458,900	2,914,161
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	13,800	14,276
	Piotech, Inc., Class A	Semiconductors & Semiconductor Equipment	1,352	29,012
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	59,800	67,621
[d]	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	9,200	38,851
[a]	Pop Mart International Group Ltd.	Specialty Retail	47,000	1,596,204
	Postal Savings Bank of China Co. Ltd., Class A	Banks	165,600	126,457
[a]	Postal Savings Bank of China Co. Ltd., Class H	Banks	644,000	449,569

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	87,400	59,421
	Qifu Technology, Inc., ADR	Consumer Finance	7,682	333,092
[a]	Qingdao Port International Co. Ltd., Class H	Transportation Infrastructure	46,000	38,558
[b]	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	4,600	15,393
[b]	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	27,600	65,810
[b]	Quzhou Xin’an Development Co. Ltd., Class A	Real Estate Management & Development	46,000	19,008
	Range Intelligent Computing Technology Group Co. Ltd., Class A	IT Services	9,200	63,614
	Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,117	20,605
[a,b]	Remegen Co. Ltd., Class H	Biotechnology	11,500	79,768
	RLX Technology, Inc., ADR	Tobacco	46,736	103,287
	Rockchip Electronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,000	42,400
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	50,600	58,489
	SAIC Motor Corp. Ltd., Class A	Automobiles	46,000	103,069
	Sailun Group Co. Ltd., Class A	Automobile Components	18,400	33,701
[b]	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	27,600	47,855
	Sangfor Technologies, Inc., Class A	Software	2,200	28,925
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	92,000	79,108
	Sany Heavy Industry Co. Ltd., Class A	Machinery	41,400	103,743
	Satellite Chemical Co. Ltd., Class A	Chemicals	18,400	44,516
	SDIC Capital Co. Ltd., Class A	Capital Markets	32,200	33,804
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	36,800	75,725
	Sealand Securities Co. Ltd., Class A	Capital Markets	36,800	21,166
[b]	Seazen Group Ltd.	Real Estate Management & Development	184,000	54,614
[b]	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	13,800	26,355
[a,b]	SenseTime Group, Inc., Class B	Software	1,794,000	340,517
	Seres Group Co. Ltd., Class A	Automobiles	9,200	172,514
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	23,000	156,562
	SF Holding Co. Ltd., Class H	Air Freight & Logistics	9,200	52,973
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	3,454	35,089
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	50,600	135,910
	Shaanxi Energy Investment Co. Ltd., Class A	Independent Power Producers & Energy Traders	13,800	16,761
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	32,200	16,048
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	18,400	17,108
	Shandong Denghai Seeds Co. Ltd., Class A	Food Products	4,600	6,287
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	18,400	82,019
[a]	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	57,500	199,602
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	4,600	38,030
[b]	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	18,400	27,382
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	13,800	41,748
	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	4,600	7,578
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	9,200	18,841
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	64,400	34,433
	Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	4,600	14,218
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	13,800	25,931
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	165,600	128,894
[b]	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,200	16,825
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	4,000	51,955
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	4,600	16,446
	Shanghai Baosight Software Co. Ltd., Class A	Software	9,203	30,346
	Shanghai Baosight Software Co. Ltd., Class B	Software	55,200	74,796
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	1,398	25,695
[b]	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	41,400	13,813

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[b]	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	64,400	66,439
[b]	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	184,000	67,506
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	18,400	22,579
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	13,800	48,337
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	23,000	49,457
[b]	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	20,000	76,178
	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	13,800	61,206
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	55,200	44,002
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	4,600	14,410
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	13,800	19,817
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	Real Estate Management & Development	4,600	6,801
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	18,400	14,849
[b]	Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	4,001	18,980
[a,b]	Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	9,200	24,318
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	13,800	17,474
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	13,800	17,069
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	82,800	37,674
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	18,400	20,277
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	4,600	36,906
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	18,400	45,928
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	64,400	95,985
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	147,200	285,229
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	9,200	24,120
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	46,000	44,117
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	50,600	68,520
[b]	Shanghai Stonehill Technology Co. Ltd., Class A	Software	32,200	25,308
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	23,000	19,586
	Shanghai United Imaging Healthcare Co. Ltd., Class A	Health Care Equipment & Supplies	4,400	78,465
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	18,400	13,929
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	23,000	17,820
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	9,200	33,008
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	82,800	22,025
	Shanjin International Gold Co. Ltd., Class A	Metals & Mining	13,800	36,488
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	9,200	11,212
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	32,200	28,769
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	18,400	27,100
[b]	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	27,600	16,645
	Shanxi Securities Co. Ltd., Class A	Capital Markets	23,000	18,752

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[b]	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	36,800	18,443
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	6,220	153,165
[b]	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	27,600	33,136
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	9,200	16,915
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,800	58,085
	Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	69,233
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	115,000	80,593
[a]	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	147,200	50,254
	Shenzhen Agricultural Power Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	9,200	8,207
	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	9,200	8,862
	Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	4,600	22,605
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	27,600	24,582
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	27,485
[b]	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	44,000	38,395
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	13,800	12,253
	Shenzhen Goodix Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,600	45,614
	Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	17,249
[b]	Shenzhen Infogem Technologies Co. Ltd., Class A	Software	4,600	28,294
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	13,800	124,396
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	92,000	90,711
[b]	Shenzhen Investment Ltd.	Real Estate Management & Development	184,000	20,861
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	24,069
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	4,600	9,755
	Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	1,800	28,438
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	4,600	12,182
	Shenzhen Kinwong Electronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	26,869
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	6,100	191,393
	Shenzhen MTC Co. Ltd., Class A	Household Durables	32,200	19,689
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	Health Care Equipment & Supplies	4,600	36,424
[b]	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	50,600	15,894
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	4,600	30,394
	Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	9,200	25,982
[b]	Shenzhen Senior Technology Material Co. Ltd., Class A	Chemicals	9,200	16,286
[b]	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	4,600	14,385
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	5,622	62,553
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	Electrical Equipment	4,600	15,297
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	18,400	11,636
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	Containers & Packaging	4,600	15,040
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	23,000	14,706
[b]	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	9,200	28,281
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	9,200	18,109
[b]	Siasun Robot & Automation Co. Ltd., Class A	Machinery	9,200	22,065
[b]	Sichuan Biokin Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,100	45,473
	Sichuan Changhong Electric Co. Ltd., Class A	Household Durables	27,600	37,452

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	27,600	61,803
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	55,200	13,486
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	9,200	46,134
[b]	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	Biotechnology	3,000	125,045
	Sichuan New Energy Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,200	12,612
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	36,800	50,860
	Sichuan Swellfun Co. Ltd., Class A	Beverages	4,600	27,382
	Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	4,600	7,321
[b]	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	4,600	46,821
	Sinolink Securities Co. Ltd., Class A	Capital Markets	23,000	28,159
	Sinoma International Engineering Co., Class A	Construction & Engineering	13,800	16,530
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	9,200	25,045
[b]	Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	4,600	20,652
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	92,000	70,084
[b]	Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	184,000	16,408
[b]	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	36,800	14,642
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	276,000	44,652
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	92,000	215,409
	Sinotrans Ltd., Class A	Air Freight & Logistics	23,000	15,830
	Sinotrans Ltd., Class H	Air Freight & Logistics	138,000	69,967
	Sinotruk Hong Kong Ltd.	Machinery	46,000	134,191
	Skshu Paint Co. Ltd., Class A	Chemicals	6,360	32,718
[a]	Smoore International Holdings Ltd.	Tobacco	138,000	320,652
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	13,800	16,472
	SooChow Securities Co. Ltd., Class A	Capital Markets	27,600	33,714
	Southwest Securities Co. Ltd., Class A	Capital Markets	41,400	25,141
[b]	SPIC Industry-Finance Holdings Co. Ltd., Class A	Capital Markets	32,200	30,747
	Spring Airlines Co. Ltd., Class A	Passenger Airlines	4,600	35,737
	STO Express Co. Ltd., Class A	Air Freight & Logistics	9,200	13,730
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	138,000	40,257
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	10,840	102,556
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	46,000	406,382
	Sunresin New Materials Co. Ltd., Class A	Chemicals	4,600	32,301
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	9,200	25,764
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	25,078
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	48,510
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	3,780	42,132
	Taiji Computer Corp. Ltd., Class A	IT Services	4,600	15,040
[b]	TAL Education Group, ADR	Diversified Consumer Services	28,796	294,295
	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	18,400	11,251
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	32,200	18,251
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	13,800	9,363
	Tasly Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	9,200	20,100
	TBEA Co. Ltd., Class A	Electrical Equipment	27,600	45,967
[b]	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	101,200	61,174
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	23,000	24,660
	Tencent Holdings Ltd.	Interactive Media & Services	437,550	28,036,643
	Tencent Music Entertainment Group, ADR	Entertainment	35,052	683,163
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	23,000	19,233
[b]	Tianfeng Securities Co. Ltd., Class A	Capital Markets	46,000	31,659
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	18,400	9,479

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[b]	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	18,400	21,885
[b]	Tianqi Lithium Corp., Class A	Chemicals	9,200	41,151
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	23,000	26,682
[b]	TianShan Material Co. Ltd., Class A	Construction Materials	23,000	14,898
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	23,000	32,430
	Tingyi Cayman Islands Holding Corp.	Food Products	125,000	183,121
	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	9,200	9,170
[d]	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	92,000	229,473
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,200	32,905
	Tongkun Group Co. Ltd., Class A	Chemicals	13,800	20,421
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	64,400	30,028
[b]	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	23,000	53,782
	Topchoice Medical Corp., Class A	Health Care Providers & Services	4,680	26,970
[a]	Topsports International Holdings Ltd.	Specialty Retail	184,000	71,725
	Towngas Smart Energy Co. Ltd.	Gas Utilities	92,000	46,176
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	60,000	80,255
[b]	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	12,742	25,846
	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	43,700	2,538,497
	Tsingtao Brewery Co. Ltd., Class A	Beverages	4,600	44,606
	Tsingtao Brewery Co. Ltd., Class H	Beverages	44,557	290,898
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,600	42,294
	Uni-President China Holdings Ltd.	Food Products	92,000	111,338
	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	13,800	46,217
[b]	United Nova Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	35,742	23,801
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	18,790
	Valiant Co. Ltd., Class A	Chemicals	4,600	7,391
[b]	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	32,332
	Victory Giant Technology Huizhou Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	86,296
	Vipshop Holdings Ltd., ADR	Broadline Retail	21,298	320,535
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	9,200	14,128
[b]	Wanda Film Holding Co. Ltd., Class A	Entertainment	13,800	22,020
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	13,800	20,652
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	18,400	139,378
	Want Want China Holdings Ltd.	Food Products	276,000	192,673
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	23,000	24,563
	Weibo Corp., Class A	Interactive Media & Services	6,440	62,554
	Weichai Power Co. Ltd., Class A	Machinery	32,200	69,137
	Weichai Power Co. Ltd., Class H	Machinery	138,000	280,219
	Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	4,600	12,163
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	13,800	21,078
	Wens Foodstuff Group Co. Ltd., Class A	Food Products	32,200	76,779
	Western Mining Co. Ltd., Class A	Metals & Mining	13,800	32,038
	Western Securities Co. Ltd., Class A	Capital Markets	27,600	30,362
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	3,099	22,445
	Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	43,064
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	13,800	20,421
	Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	119,600	22,373
	Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	11,040	30,470
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	36,800	27,074
[b]	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	32,200	46,076
	Wuliangye Yibin Co. Ltd., Class A	Beverages	20,100	333,637
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	54,688
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	13,800	133,990
[a]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	23,000	230,439
[a,b]	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	246,015	803,858
[b]	WuXi XDC Cayman, Inc.	Life Sciences Tools & Services	24,500	129,834

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	59,800	64,866
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	18,400	26,637
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	13,800	11,655
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	9,200	26,869
[b]	Xiangcai Co. Ltd., Class A	Capital Markets	17,500	24,504
[a,b]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	1,223,600	9,344,563
[b]	Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,200	27,382
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	23,000	11,944
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	276,000	87,546
[b]	XPeng, Inc., Class A	Automobiles	96,600	868,785
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	115,000	82,478
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	9,200	27,960
[a]	Yadea Group Holdings Ltd.	Automobiles	92,000	147,200
	Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	4,600	13,055
[b,c]	Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	—
[a,b]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	8,500	23,064
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,600	33,329
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	174,800	304,680
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	27,600	46,892
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	221,650	220,521
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	18,400	19,244
	Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	4,600	11,232
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	9,200	44,952
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	9,200	44,644
	Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	9,200	16,684
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	4,600	15,714
	Yihai International Holding Ltd.	Food Products	33,200	58,787
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	9,200	37,927
	Yili Chuanning Biotechnology Co. Ltd., Class A	Biotechnology	13,800	23,195
	Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	9,200	17,763
[b]	Yonghui Superstores Co. Ltd., Class A	Consumer Staples Distribution & Retail	46,000	31,467
[b]	Yonyou Network Technology Co. Ltd., Class A	Software	18,400	34,344
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	27,600	28,127
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	18,400	33,111
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	9,200	12,651
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	92,000	50,395
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	25,300	1,132,538
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	18,400	41,048
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	9,200	71,654
	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	Personal Care Products	4,600	28,397
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	13,800	24,505
[b]	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	4,600	18,809
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	9,200	19,651
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	9,200	28,217
	Yutong Bus Co. Ltd., Class A	Machinery	13,800	47,893
[b]	Zai Lab Ltd.	Biotechnology	73,600	257,366
	Zangge Mining Co. Ltd., Class A	Chemicals	9,200	54,803
[b]	ZEEKR Intelligent Technology Holding Ltd., ADR	Automobiles	1,610	41,055
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,000	83,766
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	115,000	298,853
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	36,800	15,823
	Zhejiang China Commodities City Group Co. Ltd., Class A	Distributors	27,600	79,681
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	9,200	29,116
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,200	25,648
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	18,400	40,791

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	Entertainment	9,200	17,775
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	92,000	84,617
	Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	9,200	13,255
[b]	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	9,200	7,064
	Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	13,800	14,468
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	9,200	23,927
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Electrical Equipment	9,200	47,547
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,200	34,870
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,600	9,767
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	13,800	55,253
[a,b]	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	46,000	320,535
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	18,400	26,098
	Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	4,600	9,498
	Zhejiang NHU Co. Ltd., Class A	Chemicals	13,800	40,977
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	13,800	50,822
	Zhejiang Supor Co. Ltd., Class A	Household Durables	4,600	33,644
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	13,800	30,613
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	9,200	24,505
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	9,200	13,306
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,600	13,255
[b]	Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	4,600	8,265
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	46,000	34,035
[b]	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	9,200	21,346
	Zheshang Securities Co. Ltd., Class A	Capital Markets	23,000	35,031
[a,b]	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	50,600	117,701
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	4,600	93,668
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	27,600	56,370
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	9,200	11,277
	Zhongsheng Group Holdings Ltd.	Specialty Retail	46,000	70,904
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	36,800	33,034
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	13,800	9,382
	Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	4,150	24,709
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	32,200	129,620
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	13,800	9,652
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	101,200	275,493
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	420,000	1,072,739
[a]	ZJLD Group, Inc.	Beverages	46,000	36,155
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	41,400	41,786
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	101,200	75,159
	ZTE Corp., Class A	Communications Equipment	18,400	83,457
	ZTE Corp., Class H	Communications Equipment	55,200	170,874
	ZTO Express Cayman, Inc.	Air Freight & Logistics	32,200	568,115
				190,856,305

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Hong Kong 2.8%
[b,e]	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	368,000	222,206
[b]	Alibaba Pictures Group Ltd., Class A	Entertainment	920,000	112,509
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	276,000	83,327
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	276,000	163,139
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	230,000	111,923
	China Everbright Ltd., Class A	Capital Markets	92,000	85,320
	China Gas Holdings Ltd., Class A	Gas Utilities	193,200	180,402
	China Mengniu Dairy Co. Ltd., Class B	Food Products	214,000	438,904
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	276,000	105,126
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	113,835	362,532
	China Resources Gas Group Ltd., Class A	Gas Utilities	64,400	164,487
	China Resources Land Ltd., Class H	Real Estate Management & Development	207,000	701,427
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	120,000	180,994
[b]	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	276,000	77,702
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	92,000	60,943
	Far East Horizon Ltd.	Financial Services	92,000	79,929
	Geely Automobile Holdings Ltd.	Automobiles	414,000	841,712
	Guangdong Investment Ltd.	Water Utilities	184,000	153,763
[b]	J&T Global Express Ltd.	Air Freight & Logistics	414,000	357,569
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	69,000	84,031
	Kunlun Energy Co. Ltd.	Gas Utilities	276,000	267,913
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	46,000	79,460
	Shougang Fushan Resources Group Ltd.	Metals & Mining	184,000	67,037
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	690,000	462,344
				5,444,699
	Singapore 0.0%†
	Yangzijiang Financial Holding Ltd.	Capital Markets	156,400	90,869
	Total Common Stocks (Cost $185,568,348)			196,391,873
	Total Investments before Short-Term Investments (Cost $185,568,348)			196,391,873
	Short-Term Investments 0.2%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	171,600	171,600

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Money Market Funds 0.1%
	United States 0.1%
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	250,169	250,169
	Total Short-Term Investments (Cost $421,769)			421,769
	Total Investments (Cost $185,990,117) 99.4%			196,813,642
	Other Assets, less Liabilities 0.6%			1,232,962
	Net Assets 100.0%			$ 198,046,604
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $29,839,082, representing 15.1% of net assets.
[b]Non-income producing.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $268,324, representing 0.1% of net assets.
[e]A portion or all of the security is on loan at June 30, 2025.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	48	$ 1,447,440	9/19/25	$ (9,859)

*As of period end.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
SF	–	Single Family

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Europe ETF	Industry	Shares	Value
	Common Stocks 99.0%
	Australia 0.8%
[a]	Glencore PLC	Metals & Mining	96,373	$ 374,536
	Rio Tinto PLC	Metals & Mining	9,299	540,935
				915,471
	Austria 0.4%
	ANDRITZ AG	Machinery	578	42,812
	Erste Group Bank AG	Banks	2,533	214,974
	Mondi PLC	Paper & Forest Products	3,961	64,566
	OMV AG	Oil, Gas & Consumable Fuels	1,275	69,116
	Raiffeisen Bank International AG	Banks	1,156	35,118
	Telekom Austria AG	Diversified Telecommunication Services	561	6,355
	Verbund AG	Electric Utilities	595	45,503
				478,444
	Belgium 1.3%
	Ackermans & van Haaren NV	Construction & Engineering	187	47,634
	Ageas SA	Insurance	1,666	112,156
	Anheuser-Busch InBev SA	Beverages	8,670	592,724
	D’ieteren Group	Distributors	187	40,039
	Elia Group SA	Electric Utilities	391	44,865
	Groupe Bruxelles Lambert NV	Financial Services	714	60,597
	KBC Group NV	Banks	2,040	209,915
	Lotus Bakeries NV	Food Products	4	38,361
	Sofina SA	Financial Services	136	44,700
	Syensqo SA	Chemicals	629	48,347
	UCB SA	Pharmaceuticals	1,088	213,220
	Warehouses De Pauw CVA	Industrial REITs	1,564	38,003
				1,490,561
	Bermuda 0.0%†
	Hiscox Ltd.	Insurance	3,026	52,041
	Chile 0.1%
	Antofagasta PLC	Metals & Mining	3,094	76,720
	Denmark 3.3%
	AP Moller - Maersk AS, Class A	Marine Transportation	24	44,180
	AP Moller - Maersk AS, Class B	Marine Transportation	38	70,400
	Carlsberg AS, Class B	Beverages	816	115,214
	Coloplast AS, Class B	Health Care Equipment & Supplies	1,122	106,201
	Danske Bank AS	Banks	5,831	236,972
[a]	Demant AS	Health Care Equipment & Supplies	765	31,800
	DSV AS	Air Freight & Logistics	1,734	415,235
[a]	Genmab AS	Biotechnology	561	116,070
	H Lundbeck AS	Pharmaceuticals	2,516	14,393
	H Lundbeck AS, Class A	Pharmaceuticals	442	2,125
	Novo Nordisk AS, Class B	Pharmaceuticals	28,713	1,985,940
	Novonesis Novozymes B, Class B	Chemicals	3,145	224,699
[a,b]	Orsted AS	Independent Power Producers & Energy Traders	1,309	56,019
	Pandora AS	Textiles, Apparel & Luxury Goods	697	121,946
	Rockwool AS, Class B	Building Products	714	33,297
	Tryg AS	Insurance	2,754	70,889
	Vestas Wind Systems AS	Electrical Equipment	9,027	134,955
[a]	Zealand Pharma AS	Biotechnology	646	36,051
				3,816,386
	Finland 1.6%
	Elisa OYJ	Diversified Telecommunication Services	1,275	70,463
	Fortum OYJ	Electric Utilities	3,774	70,394
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	2,312	56,830
	Kone OYJ, Class B	Machinery	2,805	183,993

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Metso OYJ	Machinery	6,188	79,756
	Neste OYJ	Oil, Gas & Consumable Fuels	3,723	50,345
	Nokia OYJ	Communications Equipment	45,645	236,075
	Nordea Bank Abp	Banks	29,886	442,380
	Orion OYJ, Class B	Pharmaceuticals	952	71,353
	Sampo OYJ, Class A	Insurance	21,352	228,835
	Stora Enso OYJ, Class R	Paper & Forest Products	5,338	57,798
	UPM-Kymmene OYJ	Paper & Forest Products	4,573	124,323
	Valmet OYJ	Machinery	1,275	39,317
	Wartsila OYJ Abp	Machinery	4,063	95,578
				1,807,440
	France 15.8%
	Accor SA	Hotels, Restaurants & Leisure	1,972	102,616
	Aeroports de Paris SA	Transportation Infrastructure	357	44,588
	Air Liquide SA	Chemicals	5,185	1,065,974
	Airbus SE	Aerospace & Defense	5,253	1,093,026
[a]	Alstom SA	Machinery	3,128	72,702
[b]	Amundi SA	Capital Markets	510	41,128
	Arkema SA	Chemicals	527	38,695
	AXA SA	Insurance	15,657	765,851
[b]	Ayvens SA	Ground Transportation	2,176	24,138
	BioMerieux	Health Care Equipment & Supplies	391	53,884
	BNP Paribas SA	Banks	9,010	807,190
	Bollore SE	Entertainment	6,324	39,567
	Bouygues SA	Construction & Engineering	1,683	75,863
	Bureau Veritas SA	Professional Services	2,958	100,487
	Capgemini SE	IT Services	1,394	237,352
	Carrefour SA	Consumer Staples Distribution & Retail	4,930	69,271
	Cie de Saint-Gobain SA	Building Products	4,063	475,218
	Cie Generale des Etablissements Michelin SCA	Automobile Components	6,205	229,729
	Covivio SA	Diversified REITs	493	30,990
	Credit Agricole SA	Banks	8,415	158,689
	Danone SA	Food Products	5,729	466,445
	Dassault Aviation SA	Aerospace & Defense	170	59,906
	Dassault Systemes SE	Software	6,018	217,084
	Edenred SE	Financial Services	2,142	66,103
	Eiffage SA	Construction & Engineering	612	85,669
	Engie SA	Multi-Utilities	15,878	371,370
	EssilorLuxottica SA	Health Care Equipment & Supplies	2,601	711,086
	Eurazeo SE	Financial Services	357	25,374
[b]	FDJ UNITED	Hotels, Restaurants & Leisure	884	34,555
	Gecina SA	Office REITs	459	50,270
	Getlink SE	Transportation Infrastructure	3,043	58,545
	Hermes International SCA	Textiles, Apparel & Luxury Goods	306	825,796
	Ipsen SA	Pharmaceuticals	306	36,315
	Kering SA	Textiles, Apparel & Luxury Goods	629	136,270
	Klepierre SA	Retail REITs	1,853	72,737
	Legrand SA	Electrical Equipment	2,278	303,502
	L’Oreal SA	Personal Care Products	2,074	883,990
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,295	1,197,746
	Orange SA	Diversified Telecommunication Services	18,734	284,012
	Pernod Ricard SA	Beverages	1,734	172,200
	Publicis Groupe SA	Media	2,040	229,120
	Renault SA	Automobiles	1,666	76,524
	Rexel SA	Trading Companies & Distributors	1,972	60,510
	Safran SA	Aerospace & Defense	3,128	1,013,050
	Sanofi SA	Pharmaceuticals	9,656	931,825
	Sartorius Stedim Biotech	Life Sciences Tools & Services	255	60,704
	Schneider Electric SE	Electrical Equipment	4,879	1,293,204
	SCOR SE	Insurance	1,547	50,883
	SEB SA	Household Durables	221	20,780
	Societe Generale SA	Banks	6,460	368,158
	Sodexo SA	Hotels, Restaurants & Leisure	731	44,792
	Teleperformance SE	Professional Services	476	45,996

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Thales SA	Aerospace & Defense	799	234,101
	TotalEnergies SE	Oil, Gas & Consumable Fuels	18,309	1,119,734
[a]	Unibail-Rodamco-Westfield	Retail REITs	867	82,578
	Veolia Environnement SA	Multi-Utilities	5,423	192,565
	Vinci SA	Construction & Engineering	4,488	659,056
	Wendel SE	Financial Services	221	23,244
				18,092,757
	Germany 14.8%
	adidas AG	Textiles, Apparel & Luxury Goods	1,496	347,616
	Allianz SE	Insurance	3,485	1,407,667
	BASF SE	Chemicals	8,041	395,113
	Bayer AG	Pharmaceuticals	8,823	264,463
	Bayerische Motoren Werke AG	Automobiles	2,567	227,381
	Bechtle AG	IT Services	731	34,135
	Beiersdorf AG	Personal Care Products	850	106,362
	Brenntag SE	Trading Companies & Distributors	1,105	72,897
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	323	21,612
	Commerzbank AG	Banks	7,548	237,277
	Continental AG	Automobile Components	969	84,286
[a]	Covestro AG	Chemicals	1,547	109,683
	CTS Eventim AG & Co. KGaA	Entertainment	527	65,202
	Daimler Truck Holding AG	Machinery	4,488	211,625
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	1,972	53,172
	Deutsche Bank AG	Capital Markets	16,337	482,690
	Deutsche Boerse AG	Capital Markets	1,666	541,515
	Deutsche Lufthansa AG	Passenger Airlines	5,423	45,706
	Deutsche Post AG	Air Freight & Logistics	8,534	392,791
	Deutsche Telekom AG	Diversified Telecommunication Services	29,648	1,077,827
	Deutsche Wohnen SE	Real Estate Management & Development	476	13,466
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	272	16,028
	E.ON SE	Multi-Utilities	19,907	365,122
	Evonik Industries AG	Chemicals	2,244	46,097
	Fielmann Group AG	Specialty Retail	221	14,709
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	306	22,971
	Fresenius Medical Care AG	Health Care Providers & Services	1,921	109,704
	Fresenius SE & Co. KGaA	Health Care Providers & Services	3,706	185,670
	FUCHS SE	Chemicals	289	11,941
	GEA Group AG	Machinery	1,343	93,643
	Hannover Rueck SE	Insurance	544	170,627
	Heidelberg Materials AG	Construction Materials	1,139	266,668
	Henkel AG & Co. KGaA	Household Products	884	63,817
	HOCHTIEF AG	Construction & Engineering	136	26,708
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	11,662	494,394
	KION Group AG	Machinery	629	34,880
	Knorr-Bremse AG	Machinery	595	57,307
	LEG Immobilien SE	Real Estate Management & Development	663	58,642
	Mercedes-Benz Group AG	Automobiles	6,800	396,634
	Merck KGaA	Pharmaceuticals	1,156	149,267
	MTU Aero Engines AG	Aerospace & Defense	476	210,761
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,173	758,135
	Nemetschek SE	Software	493	71,181
	Puma SE	Textiles, Apparel & Luxury Goods	918	24,979
	Rational AG	Machinery	51	42,625
	Rheinmetall AG	Aerospace & Defense	385	812,122
	RWE AG	Independent Power Producers & Energy Traders	5,984	248,871
	SAP SE	Software	9,265	2,807,566
[b]	Scout24 SE	Interactive Media & Services	629	86,461
	Siemens AG	Industrial Conglomerates	6,613	1,689,544
[a]	Siemens Energy AG	Electrical Equipment	5,712	657,495
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	2,686	148,378
	Symrise AG	Chemicals	1,207	126,297
	Talanx AG	Insurance	544	70,179

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Traton SE	Machinery	561	18,123
	Volkswagen AG	Automobiles	255	27,449
	Vonovia SE	Real Estate Management & Development	6,324	222,035
	Wacker Chemie AG	Chemicals	170	12,372
[a,b]	Zalando SE	Specialty Retail	2,108	69,162
				16,881,050
	Ireland 0.9%
	AIB Group PLC	Banks	18,258	149,704
	Bank of Ireland Group PLC	Banks	8,806	124,922
	DCC PLC	Industrial Conglomerates	884	57,274
	Experian PLC	Professional Services	8,228	423,047
	Glanbia PLC	Food Products	1,649	24,196
	Kerry Group PLC, Class A	Food Products	1,496	164,632
	Kingspan Group PLC	Building Products	1,377	116,703
				1,060,478
	Isle Of Man 0.1%
	Entain PLC	Hotels, Restaurants & Leisure	5,457	67,377
	Italy 4.9%
	A2A SpA	Multi-Utilities	14,042	37,664
	Amplifon SpA	Health Care Providers & Services	1,139	26,647
	Banca Mediolanum SpA	Financial Services	1,904	32,676
	Banca Monte dei Paschi di Siena SpA	Banks	7,871	66,727
	Banco BPM SpA	Banks	13,328	155,074
	BPER Banca SpA	Banks	8,908	80,684
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	306	37,069
	Buzzi SpA	Construction Materials	714	39,442
	Davide Campari-Milano NV	Beverages	5,049	33,842
	DiaSorin SpA	Health Care Equipment & Supplies	187	19,945
	Enel SpA	Electric Utilities	69,785	659,924
	Eni SpA	Oil, Gas & Consumable Fuels	18,496	298,751
	Ferrari NV	Automobiles	1,071	523,118
	FinecoBank Banca Fineco SpA	Banks	5,491	121,403
	Generali	Insurance	8,704	308,661
	Hera SpA	Multi-Utilities	6,885	33,152
[b]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	2,839	34,592
	Interpump Group SpA	Machinery	663	27,504
	Intesa Sanpaolo SpA	Banks	141,253	811,058
	Italgas SpA	Gas Utilities	5,117	43,247
	Leonardo SpA	Aerospace & Defense	3,621	203,089
	Mediobanca Banca di Credito Finanziario SpA	Banks	5,117	118,540
	Moncler SpA	Textiles, Apparel & Luxury Goods	2,040	115,877
[b]	Nexi SpA	Financial Services	4,437	26,427
[b]	Pirelli & C SpA	Automobile Components	3,383	23,247
[b]	Poste Italiane SpA	Insurance	4,097	87,721
	Prysmian SpA	Electrical Equipment	2,584	182,115
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	969	60,740
	Reply SpA	IT Services	204	35,106
	Snam SpA	Gas Utilities	18,581	112,154
[a]	Telecom Italia SpA	Diversified Telecommunication Services	96,798	47,564
[a]	Telecom Italia SpA	Diversified Telecommunication Services	37,485	20,390
	Terna - Rete Elettrica Nazionale	Electric Utilities	12,597	129,031
	UniCredit SpA	Banks	14,025	936,923
	Unipol Assicurazioni SpA	Insurance	3,383	66,814
				5,556,918
	Luxembourg 0.2%
	ArcelorMittal SA	Metals & Mining	3,825	120,646
[b]	CVC Capital Partners PLC	Capital Markets	1,921	39,191
	Eurofins Scientific SE	Life Sciences Tools & Services	1,020	72,366
	RTL Group SA	Media	323	14,086
				246,289

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	1,615	31,869
	Netherlands 8.7%
	Aalberts NV	Machinery	850	30,691
[b]	ABN AMRO Bank NV	Banks	4,658	127,071
[a,b]	Adyen NV	Financial Services	238	435,380
	Aegon Ltd.	Insurance	11,934	86,126
	Akzo Nobel NV	Chemicals	1,530	106,682
[a]	Argenx SE	Biotechnology	544	300,002
	ASM International NV	Semiconductors & Semiconductor Equipment	425	271,095
	ASML Holding NV	Semiconductors & Semiconductor Equipment	3,547	2,821,285
	ASR Nederland NV	Insurance	1,309	86,632
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	629	93,807
[b]	CTP NV	Real Estate Management & Development	1,207	25,276
[b]	Euronext NV	Capital Markets	782	133,195
	EXOR NV	Financial Services	833	83,701
	Ferrovial SE	Construction & Engineering	4,233	224,893
	Heineken Holding NV	Beverages	1,020	75,731
	Heineken NV	Beverages	2,499	217,134
	IMCD NV	Trading Companies & Distributors	527	70,553
	ING Groep NV	Banks	27,455	600,279
	JDE Peet’s NV	Food Products	1,394	39,665
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	8,194	341,458
	Koninklijke KPN NV	Diversified Telecommunication Services	33,881	164,494
	Koninklijke Philips NV	Health Care Equipment & Supplies	7,378	176,764
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	544	26,961
	NN Group NV	Insurance	2,346	155,372
	Prosus NV	Broadline Retail	11,492	640,364
	Randstad NV	Professional Services	952	43,806
	Shell PLC	Oil, Gas & Consumable Fuels	53,873	1,885,117
	Universal Music Group NV	Entertainment	8,466	273,091
	Wolters Kluwer NV	Professional Services	2,108	351,252
				9,887,877
	Nigeria 0.0%†
[b]	Airtel Africa PLC	Wireless Telecommunication Services	4,981	12,307
	Norway 0.9%
	Aker ASA, Class A	Industrial Conglomerates	170	11,003
	Aker BP ASA	Oil, Gas & Consumable Fuels	2,737	69,725
	DNB Bank ASA	Banks	7,344	202,184
	Equinor ASA	Oil, Gas & Consumable Fuels	6,545	164,988
	Gjensidige Forsikring ASA	Insurance	1,632	41,188
	Kongsberg Gruppen ASA	Aerospace & Defense	3,723	143,792
	Mowi ASA	Food Products	3,944	75,843
	Norsk Hydro ASA	Metals & Mining	11,509	65,440
	Orkla ASA	Food Products	5,967	64,625
	Salmar ASA	Food Products	578	24,948
	Telenor ASA	Diversified Telecommunication Services	5,695	88,185
	Var Energi ASA	Oil, Gas & Consumable Fuels	6,732	21,560
	Vend Marketplaces ASA, Class A	Media	629	22,065
	Vend Marketplaces ASA, Class B	Media	816	27,400
	Yara International ASA	Chemicals	1,462	53,743
				1,076,689
	Poland 0.7%
[a,b]	Allegro.eu SA	Broadline Retail	6,086	58,254
	Bank Polska Kasa Opieki SA	Banks	1,581	80,937
[a,b]	Dino Polska SA	Consumer Staples Distribution & Retail	425	61,861
[a]	InPost SA	Air Freight & Logistics	2,159	35,734
[a]	KGHM Polska Miedz SA	Metals & Mining	1,241	44,266
	LPP SA	Textiles, Apparel & Luxury Goods	12	48,714
[a]	mBank SA	Banks	119	26,278
	ORLEN SA	Oil, Gas & Consumable Fuels	5,304	120,500

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	7,633	158,923
	Powszechny Zaklad Ubezpieczen SA	Insurance	5,049	88,021
	Santander Bank Polska SA	Banks	340	46,440
				769,928
	Portugal 0.3%
	Banco Comercial Portugues SA, Class R	Banks	82,960	64,331
	EDP SA	Electric Utilities	26,979	116,606
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	3,621	66,181
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	2,465	62,153
				309,271
	Russia 0.0%
[a,c]	Evraz PLC	Metals & Mining	10,404	—
	South Africa 0.2%
	Anglo American PLC	Metals & Mining	9,571	281,986
	Spain 4.9%
	Acciona SA	Electric Utilities	221	39,640
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,598	110,579
[b]	Aena SME SA	Transportation Infrastructure	6,290	167,310
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	3,910	328,075
	Banco Bilbao Vizcaya Argentaria SA	Banks	50,983	781,294
	Banco de Sabadell SA	Banks	48,467	153,782
	Banco Santander SA	Banks	135,813	1,120,273
	Bankinter SA	Banks	5,593	72,744
	CaixaBank SA	Banks	32,776	282,938
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	5,083	196,602
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	493	11,343
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	2,907	32,332
	Endesa SA	Electric Utilities	2,839	89,613
[a]	Grifols SA	Biotechnology	2,652	32,220
	Iberdrola SA	Electric Utilities	56,797	1,086,073
	Industria de Diseno Textil SA	Specialty Retail	9,945	515,754
	Mapfre SA	Insurance	8,245	33,584
	Merlin Properties Socimi SA	Diversified REITs	3,417	44,643
	Naturgy Energy Group SA	Gas Utilities	850	26,940
	Redeia Corp. SA	Electric Utilities	3,655	77,871
	Repsol SA	Oil, Gas & Consumable Fuels	10,319	150,625
	Telefonica SA	Diversified Telecommunication Services	36,839	192,779
				5,547,014
	Sweden 4.8%
	AAK AB	Food Products	1,564	40,731
	AddTech AB, Class B	Trading Companies & Distributors	1,989	67,202
	Alfa Laval AB	Machinery	2,465	102,889
	Assa Abloy AB, Class B	Building Products	8,721	270,129
	Atlas Copco AB, Class A	Machinery	22,780	365,349
	Atlas Copco AB, Class B	Machinery	13,481	190,183
	Axfood AB	Consumer Staples Distribution & Retail	952	27,930
	Beijer Ref AB	Trading Companies & Distributors	3,638	57,011
[a]	Boliden AB	Metals & Mining	2,465	76,326
	Castellum AB	Real Estate Management & Development	3,604	46,911
	Epiroc AB, Class A	Machinery	5,593	120,541
	Epiroc AB, Class B	Machinery	3,383	64,249
	EQT AB	Capital Markets	5,168	171,301
	Essity AB, Class B	Household Products	5,355	147,214
[b]	Evolution AB	Hotels, Restaurants & Leisure	1,241	97,870
[a]	Fastighets AB Balder, Class B	Real Estate Management & Development	6,103	44,993
	Getinge AB, Class B	Health Care Equipment & Supplies	2,023	40,267
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	4,369	60,925
	Hexagon AB, Class B	Electronic Equipment, Instruments & Components	18,547	185,190
	Holmen AB, Class B	Paper & Forest Products	765	30,117

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Industrivarden AB, Class A	Financial Services	1,003	36,119
	Industrivarden AB, Class C	Financial Services	1,394	49,980
	Indutrade AB	Machinery	2,397	64,940
	Investment AB Latour, Class B	Industrial Conglomerates	1,258	32,894
	Investor AB, Class A	Financial Services	4,284	125,818
	Investor AB, Class B	Financial Services	15,776	463,080
	L E Lundbergforetagen AB, Class B	Financial Services	646	31,967
	Lifco AB, Class B	Industrial Conglomerates	1,972	79,208
	Nibe Industrier AB, Class B	Building Products	13,073	55,335
	Saab AB, Class B	Aerospace & Defense	3,247	179,753
	Sagax AB, Class B	Real Estate Management & Development	1,938	43,923
	Sagax AB, Class D	Real Estate Management & Development	1,020	3,585
	Sandvik AB	Machinery	9,248	210,473
	Securitas AB, Class B	Commercial Services & Supplies	4,318	64,110
	Skandinaviska Enskilda Banken AB, Class A	Banks	14,127	244,729
	Skandinaviska Enskilda Banken AB, Class C	Banks	136	2,400
	Skanska AB, Class B	Construction & Engineering	2,941	67,952
	SKF AB, Class B	Machinery	3,009	68,544
	SSAB AB, Class A	Metals & Mining	1,904	11,356
	SSAB AB, Class B	Metals & Mining	5,508	32,295
	Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	5,406	69,770
	Svenska Handelsbanken AB, Class A	Banks	13,039	173,002
	Svenska Handelsbanken AB, Class B	Banks	323	6,714
	Sweco AB, Class B	Construction & Engineering	1,836	31,594
	Swedbank AB, Class A	Banks	7,293	191,692
[a]	Swedish Orphan Biovitrum AB	Biotechnology	1,649	49,866
	Tele2 AB, Class B	Wireless Telecommunication Services	4,794	69,543
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	24,616	209,059
	Telia Co. AB	Diversified Telecommunication Services	20,723	73,865
	Trelleborg AB, Class B	Machinery	1,836	67,831
	Volvo AB, Class A	Machinery	1,700	47,413
	Volvo AB, Class B	Machinery	14,110	392,931
[a]	Volvo Car AB, Class B	Automobiles	5,559	10,132
				5,469,201
	Switzerland 14.1%
	ABB Ltd.	Electrical Equipment	14,144	840,644
	Adecco Group AG	Professional Services	1,411	41,798
	Alcon AG	Health Care Equipment & Supplies	4,437	391,303
	Avolta AG	Specialty Retail	799	43,182
	Bachem Holding AG, Class B	Life Sciences Tools & Services	272	19,819
	Baloise Holding AG	Insurance	374	87,956
	Banque Cantonale Vaudoise	Banks	255	29,296
	Barry Callebaut AG	Food Products	34	36,905
	Belimo Holding AG	Building Products	85	86,281
	BKW AG	Electric Utilities	187	40,712
	Chocoladefabriken Lindt & Spruengli AG	Food Products	19	318,656
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	4,760	893,696
	Clariant AG	Chemicals	1,768	18,713
	Coca-Cola HBC AG	Beverages	1,836	95,707
	DKSH Holding AG	Trading Companies & Distributors	323	24,996
	DSM-Firmenich AG	Chemicals	1,632	172,913
	Emmi AG	Food Products	17	16,936
	EMS-Chemie Holding AG	Chemicals	68	51,171
	Flughafen Zurich AG	Transportation Infrastructure	170	48,266
	Galderma Group AG	Pharmaceuticals	1,241	179,290
	Geberit AG	Building Products	306	239,879
	Georg Fischer AG	Machinery	697	56,784
	Givaudan SA	Chemicals	69	332,951
	Helvetia Holding AG	Insurance	306	71,541
	Julius Baer Group Ltd.	Capital Markets	1,870	126,014
	Kuehne & Nagel International AG	Marine Transportation	425	91,647
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,343	120,533
	Lonza Group AG	Life Sciences Tools & Services	629	446,464
	Nestle SA	Food Products	22,763	2,254,281

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Novartis AG	Pharmaceuticals	16,830	2,033,343
	Partners Group Holding AG	Capital Markets	194	252,249
	PSP Swiss Property AG	Real Estate Management & Development	408	74,885
	Roche Holding AG	Pharmaceuticals	6,341	2,058,435
	Roche Holding AG	Pharmaceuticals	255	88,097
	Sandoz Group AG	Pharmaceuticals	3,723	203,081
	Schindler Holding AG, PC	Machinery	374	138,606
	Schindler Holding AG	Machinery	187	67,541
	SGS SA	Professional Services	1,462	147,853
	SIG Group AG	Containers & Packaging	2,958	54,478
	Sika AG	Chemicals	1,445	391,021
	Sonova Holding AG	Health Care Equipment & Supplies	442	131,267
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	5,865	178,553
	Straumann Holding AG	Health Care Equipment & Supplies	986	128,267
	Swatch Group AG	Textiles, Apparel & Luxury Goods	255	41,357
	Swatch Group AG	Textiles, Apparel & Luxury Goods	459	15,385
	Swiss Life Holding AG	Insurance	255	257,114
	Swiss Prime Site AG	Real Estate Management & Development	680	101,487
	Swiss Re AG	Insurance	2,652	456,937
	Swisscom AG	Diversified Telecommunication Services	221	156,172
	Temenos AG	Software	493	35,148
	UBS Group AG	Capital Markets	28,696	967,949
[b]	VAT Group AG	Machinery	238	100,074
	Zurich Insurance Group AG	Insurance	1,292	900,180
				16,157,813
	United Kingdom 19.2%
	3i Group PLC	Capital Markets	8,483	478,936
	Admiral Group PLC	Insurance	2,261	101,316
	Ashtead Group PLC	Trading Companies & Distributors	3,859	246,905
	Associated British Foods PLC	Food Products	2,635	74,312
	AstraZeneca PLC	Pharmaceuticals	13,498	1,871,894
[b]	Auto Trader Group PLC	Interactive Media & Services	7,871	88,920
	Aviva PLC	Insurance	24,310	206,275
	B&M European Value Retail SA	Broadline Retail	8,347	31,044
	BAE Systems PLC	Aerospace & Defense	27,064	699,649
	Barclays PLC	Banks	128,316	593,101
	Barratt Redrow PLC	Household Durables	12,223	76,362
	Beazley PLC	Insurance	5,542	71,008
	Berkeley Group Holdings PLC	Household Durables	833	44,062
	BP PLC	Oil, Gas & Consumable Fuels	144,874	726,017
	British American Tobacco PLC	Tobacco	17,408	826,100
	British Land Co. PLC	Diversified REITs	8,874	45,772
	BT Group PLC	Diversified Telecommunication Services	51,119	135,724
	Bunzl PLC	Trading Companies & Distributors	2,975	94,581
[a]	Burberry Group PLC	Textiles, Apparel & Luxury Goods	3,247	52,593
	Centrica PLC	Multi-Utilities	45,560	100,861
	Coca-Cola Europacific Partners PLC	Beverages	1,921	176,637
	Compass Group PLC	Hotels, Restaurants & Leisure	15,300	517,240
[b]	ConvaTec Group PLC	Health Care Equipment & Supplies	14,688	58,048
	Croda International PLC	Chemicals	1,258	50,407
	Diageo PLC	Beverages	19,975	500,373
	Diploma PLC	Trading Companies & Distributors	1,207	80,848
	Endeavour Mining PLC	Metals & Mining	1,564	47,751
	GSK PLC	Pharmaceuticals	36,380	692,961
	Haleon PLC	Pharmaceuticals	81,073	415,952
	Halma PLC	Electronic Equipment, Instruments & Components	3,417	149,839
	Hikma Pharmaceuticals PLC	Pharmaceuticals	1,462	39,829
	Howden Joinery Group PLC	Trading Companies & Distributors	4,930	57,830
	HSBC Holdings PLC	Banks	158,695	1,917,629
	IMI PLC	Machinery	2,295	65,855
	Imperial Brands PLC	Tobacco	6,953	274,122
	Informa PLC	Media	11,917	131,591
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,309	148,956
	Intermediate Capital Group PLC	Capital Markets	2,465	65,126

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	International Consolidated Airlines Group SA	Passenger Airlines	20,519	95,939
	Intertek Group PLC	Professional Services	1,445	93,859
	J Sainsbury PLC	Consumer Staples Distribution & Retail	15,623	62,043
	JD Sports Fashion PLC	Specialty Retail	22,831	27,764
	Kingfisher PLC	Specialty Retail	15,997	63,748
	Land Securities Group PLC	Diversified REITs	6,681	57,770
	Legal & General Group PLC	Insurance	51,901	181,078
	Lloyds Banking Group PLC	Banks	541,314	568,952
	London Stock Exchange Group PLC	Capital Markets	4,539	661,499
	M&G PLC	Financial Services	21,182	74,599
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	18,428	89,496
	Melrose Industries PLC	Aerospace & Defense	11,441	83,220
	National Grid PLC	Multi-Utilities	43,911	638,741
	NatWest Group PLC	Banks	70,482	493,935
	Next PLC	Broadline Retail	1,037	176,779
[a,c]	NMC Health PLC	Health Care Providers & Services	1,159	—
	Pearson PLC	Diversified Consumer Services	6,001	88,114
	Persimmon PLC	Household Durables	2,873	51,024
	Phoenix Group Holdings PLC	Insurance	6,698	60,441
	Prudential PLC	Insurance	23,426	292,961
	Reckitt Benckiser Group PLC	Household Products	6,137	416,707
	RELX PLC	Professional Services	16,541	892,398
	Rentokil Initial PLC	Commercial Services & Supplies	22,780	109,913
	Rightmove PLC	Interactive Media & Services	7,140	77,159
	Rolls-Royce Holdings PLC	Aerospace & Defense	76,466	1,013,901
	RS Group PLC	Trading Companies & Distributors	4,165	32,790
	Sage Group PLC	Software	8,687	148,862
	Schroders PLC	Capital Markets	6,630	32,835
	Segro PLC	Industrial REITs	12,206	113,673
	Severn Trent PLC	Water Utilities	2,380	89,167
	Smith & Nephew PLC	Health Care Equipment & Supplies	7,837	119,530
	Smiths Group PLC	Industrial Conglomerates	3,009	92,611
	Spirax Group PLC	Machinery	663	54,104
	SSE PLC	Electric Utilities	9,962	249,957
	St. James’s Place PLC	Capital Markets	4,675	75,852
	Standard Chartered PLC	Banks	17,068	282,307
	Taylor Wimpey PLC	Household Durables	31,909	51,925
	Tesco PLC	Consumer Staples Distribution & Retail	58,922	324,025
	Unilever PLC	Personal Care Products	22,151	1,343,191
	UNITE Group PLC	Residential REITs	3,638	42,251
	United Utilities Group PLC	Water Utilities	6,103	95,466
	Vodafone Group PLC	Wireless Telecommunication Services	175,491	187,048
	Weir Group PLC	Machinery	2,329	79,469
	Whitbread PLC	Hotels, Restaurants & Leisure	1,598	61,819
[a]	Wise PLC, Class A	Financial Services	6,205	88,431
	WPP PLC	Media	9,690	68,067
				21,961,846
	United States 1.0%
[a]	Amrize Ltd.	Construction Materials	4,488	223,160
	Holcim AG, Class B	Construction Materials	4,488	332,089
[a]	Qiagen NV	Life Sciences Tools & Services	1,887	90,562
	Smurfit WestRock PLC	Containers & Packaging	4,675	201,288
	Stellantis NV	Automobiles	19,312	192,894
	Tenaris SA	Energy Equipment & Services	3,247	60,889
				1,100,882
	Total Common Stocks (Cost $102,250,683)			113,148,615
	Preferred Stocks 0.4%
	Germany 0.4%
[d]	Bayerische Motoren Werke AG, 6.145%, pfd.	Automobiles	510	42,086
[d]	FUCHS SE, 2.498%, pfd.	Chemicals	561	30,846
[d]	Henkel AG & Co. KGaA, 3.06%, pfd.	Household Products	1,462	114,400

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[d]	Volkswagen AG, 7.097%, pfd.	Automobiles	1,853	194,936
				382,268
	Spain 0.0%†
[a]	Grifols SA, Class B, pfd.	Biotechnology	2,380	21,260
	Total Preferred Stocks (Cost $496,634)			403,528
	Total Investments before Short-Term Investments (Cost $102,747,317)			113,552,143
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	4,196	4,196
	Total Short-Term Investments (Cost $4,196)			4,196
	Total Investments (Cost $102,751,513) 99.4%			113,556,339
	Other Assets, less Liabilities 0.6%			685,636
	Net Assets 100.0%			$ 114,241,975
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $2,302,387, representing 2.0% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	7	$ 437,717	9/19/25	$ (1,550)
FTSE 100 Index	Long	1	120,447	9/19/25	(1,331)
Total Futures Contracts					$(2,881)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Eurozone ETF	Industry	Shares	Value
	Common Stocks 99.1%
	Austria 0.7%
	ANDRITZ AG	Machinery	420	$ 31,109
	Erste Group Bank AG	Banks	1,806	153,274
	OMV AG	Oil, Gas & Consumable Fuels	917	49,709
	Raiffeisen Bank International AG	Banks	805	24,455
	Telekom Austria AG	Diversified Telecommunication Services	483	5,471
	Verbund AG	Electric Utilities	427	32,656
				296,674
	Belgium 2.5%
	Ackermans & van Haaren NV	Construction & Engineering	133	33,878
	Ageas SA	Insurance	1,183	79,640
	Anheuser-Busch InBev SA	Beverages	6,195	423,521
	D’ieteren Group	Distributors	133	28,477
	Elia Group SA	Electric Utilities	280	32,128
	Groupe Bruxelles Lambert NV	Financial Services	504	42,774
	KBC Group NV	Banks	1,456	149,822
	Lotus Bakeries NV	Food Products	3	28,771
	Sofina SA	Financial Services	91	29,910
	Syensqo SA	Chemicals	448	34,435
	UCB SA	Pharmaceuticals	770	150,900
	Warehouses De Pauw CVA	Industrial REITs	1,148	27,895
				1,062,151
	Finland 3.0%
	Elisa OYJ	Diversified Telecommunication Services	896	49,517
	Fortum OYJ	Electric Utilities	2,716	50,660
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	1,694	41,639
	Kone OYJ, Class B	Machinery	2,009	131,780
	Metso OYJ	Machinery	4,452	57,381
	Neste OYJ	Oil, Gas & Consumable Fuels	2,632	35,592
	Nokia OYJ	Communications Equipment	32,214	166,610
	Nordea Bank Abp	Banks	21,140	312,920
	Orion OYJ, Class B	Pharmaceuticals	672	50,367
	Sampo OYJ, Class A	Insurance	15,211	163,020
	Stora Enso OYJ, Class R	Paper & Forest Products	3,710	40,170
	UPM-Kymmene OYJ	Paper & Forest Products	3,332	90,585
	Valmet OYJ	Machinery	910	28,062
	Wartsila OYJ Abp	Machinery	2,926	68,831
				1,287,134
	France 30.1%
	Accor SA	Hotels, Restaurants & Leisure	1,414	73,580
	Aeroports de Paris SA	Transportation Infrastructure	252	31,474
	Air Liquide SA	Chemicals	3,703	761,292
	Airbus SE	Aerospace & Defense	3,759	782,160
[a]	Alstom SA	Machinery	2,282	53,039
[b]	Amundi SA	Capital Markets	371	29,919
	Arkema SA	Chemicals	385	28,268
	AXA SA	Insurance	11,186	547,155
[b]	Ayvens SA	Ground Transportation	1,330	14,754
	BioMerieux	Health Care Equipment & Supplies	280	38,587
	BNP Paribas SA	Banks	6,433	576,321
	Bollore SE	Entertainment	4,382	27,417
	Bouygues SA	Construction & Engineering	1,204	54,271
	Bureau Veritas SA	Professional Services	2,100	71,340
	Capgemini SE	IT Services	994	169,245
	Carrefour SA	Consumer Staples Distribution & Retail	3,549	49,867
	Cie de Saint-Gobain SA	Building Products	2,912	340,594
	Cie Generale des Etablissements Michelin SCA	Automobile Components	4,431	164,050
	Covivio SA	Diversified REITs	350	22,001

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Credit Agricole SA	Banks	5,964	112,468
	Danone SA	Food Products	4,067	331,128
	Dassault Aviation SA	Aerospace & Defense	113	39,820
	Dassault Systemes SE	Software	4,277	154,282
	Edenred SE	Financial Services	1,540	47,525
	Eiffage SA	Construction & Engineering	441	61,732
	Engie SA	Multi-Utilities	11,340	265,231
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,855	507,138
	Eurazeo SE	Financial Services	259	18,409
[b]	FDJ UNITED	Hotels, Restaurants & Leisure	672	26,268
	Gecina SA	Office REITs	329	36,032
	Getlink SE	Transportation Infrastructure	2,205	42,423
	Hermes International SCA	Textiles, Apparel & Luxury Goods	219	591,011
	Ipsen SA	Pharmaceuticals	224	26,583
	Kering SA	Textiles, Apparel & Luxury Goods	451	97,707
	Klepierre SA	Retail REITs	1,344	52,757
	Legrand SA	Electrical Equipment	1,631	217,301
	L’Oreal SA	Personal Care Products	1,470	626,550
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,640	855,905
	Orange SA	Diversified Telecommunication Services	13,384	202,905
	Pernod Ricard SA	Beverages	1,225	121,652
	Publicis Groupe SA	Media	1,456	163,529
	Renault SA	Automobiles	1,197	54,981
	Rexel SA	Trading Companies & Distributors	1,442	44,247
	Safran SA	Aerospace & Defense	2,233	723,191
	Sanofi SA	Pharmaceuticals	6,895	665,382
	Sartorius Stedim Biotech	Life Sciences Tools & Services	175	41,660
	Schneider Electric SE	Electrical Equipment	3,486	923,982
	SCOR SE	Insurance	1,092	35,917
	SEB SA	Household Durables	161	15,138
	Societe Generale SA	Banks	4,606	262,498
	Sodexo SA	Hotels, Restaurants & Leisure	525	32,169
	Teleperformance SE	Professional Services	343	33,145
	Thales SA	Aerospace & Defense	574	168,178
	TotalEnergies SE	Oil, Gas & Consumable Fuels	13,083	800,124
[a]	Unibail-Rodamco-Westfield	Retail REITs	616	58,672
	Veolia Environnement SA	Multi-Utilities	3,878	137,704
	Vinci SA	Construction & Engineering	3,206	470,796
	Wendel SE	Financial Services	154	16,197
				12,917,671
	Germany 28.0%
	adidas AG	Textiles, Apparel & Luxury Goods	1,071	248,861
	Allianz SE	Insurance	2,485	1,003,745
	BASF SE	Chemicals	5,740	282,048
	Bayer AG	Pharmaceuticals	6,314	189,257
	Bayerische Motoren Werke AG	Automobiles	1,834	162,453
	Bechtle AG	IT Services	525	24,515
	Beiersdorf AG	Personal Care Products	609	76,206
	Brenntag SE	Trading Companies & Distributors	791	52,183
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	224	14,988
	Commerzbank AG	Banks	5,411	170,099
	Continental AG	Automobile Components	693	60,279
[a]	Covestro AG	Chemicals	1,099	77,920
	CTS Eventim AG & Co. KGaA	Entertainment	371	45,902
	Daimler Truck Holding AG	Machinery	3,220	151,834
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	1,407	37,937
	Deutsche Bank AG	Capital Markets	11,676	344,977
	Deutsche Boerse AG	Capital Markets	1,183	384,521
	Deutsche Lufthansa AG	Passenger Airlines	3,829	32,272
	Deutsche Post AG	Air Freight & Logistics	6,090	280,302
	Deutsche Telekom AG	Diversified Telecommunication Services	21,161	769,290
	Deutsche Wohnen SE	Real Estate Management & Development	308	8,713
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	203	11,962
	E.ON SE	Multi-Utilities	14,231	261,016

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Evonik Industries AG	Chemicals	1,617	33,217
	Fielmann Group AG	Specialty Retail	154	10,250
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	231	17,341
	Fresenius Medical Care AG	Health Care Providers & Services	1,358	77,552
	Fresenius SE & Co. KGaA	Health Care Providers & Services	2,660	133,266
	FUCHS SE	Chemicals	196	8,099
	GEA Group AG	Machinery	945	65,892
	Hannover Rueck SE	Insurance	385	120,756
	Heidelberg Materials AG	Construction Materials	812	190,109
	Henkel AG & Co. KGaA	Household Products	616	44,470
	HOCHTIEF AG	Construction & Engineering	98	19,246
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	8,337	353,435
	KION Group AG	Machinery	462	25,619
	Knorr-Bremse AG	Machinery	427	41,126
	LEG Immobilien SE	Real Estate Management & Development	476	42,102
	Mercedes-Benz Group AG	Automobiles	4,858	283,360
	Merck KGaA	Pharmaceuticals	826	106,656
	MTU Aero Engines AG	Aerospace & Defense	343	151,872
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	840	542,910
	Nemetschek SE	Software	364	52,556
	Puma SE	Textiles, Apparel & Luxury Goods	665	18,095
	Rational AG	Machinery	33	27,581
	Rheinmetall AG	Aerospace & Defense	273	575,868
	RWE AG	Independent Power Producers & Energy Traders	4,277	177,878
	SAP SE	Software	6,608	2,002,417
[b]	Scout24 SE	Interactive Media & Services	455	62,543
	Siemens AG	Industrial Conglomerates	4,718	1,205,394
[a]	Siemens Energy AG	Electrical Equipment	4,081	469,754
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	1,911	105,566
	Symrise AG	Chemicals	861	90,092
	Talanx AG	Insurance	385	49,667
	Traton SE	Machinery	406	13,116
	Volkswagen AG	Automobiles	182	19,591
	Vonovia SE	Real Estate Management & Development	4,487	157,538
	Wacker Chemie AG	Chemicals	105	7,642
[a,b]	Zalando SE	Specialty Retail	1,519	49,837
				12,043,693
	Ireland 1.0%
	AIB Group PLC	Banks	13,111	107,502
	Bank of Ireland Group PLC	Banks	6,342	89,967
	Glanbia PLC	Food Products	1,134	16,639
	Kerry Group PLC, Class A	Food Products	1,057	116,321
	Kingspan Group PLC	Building Products	980	83,057
				413,486
	Italy 9.2%
	A2A SpA	Multi-Utilities	10,150	27,225
	Amplifon SpA	Health Care Providers & Services	784	18,342
	Banca Mediolanum SpA	Financial Services	1,393	23,906
	Banca Monte dei Paschi di Siena SpA	Banks	5,621	47,652
	Banco BPM SpA	Banks	9,450	109,953
	BPER Banca SpA	Banks	6,363	57,632
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	217	26,288
	Buzzi SpA	Construction Materials	511	28,228
	Davide Campari-Milano NV	Beverages	3,598	24,116
	DiaSorin SpA	Health Care Equipment & Supplies	140	14,932
	Enel SpA	Electric Utilities	49,875	471,644
	Eni SpA	Oil, Gas & Consumable Fuels	13,209	213,354
	Ferrari NV	Automobiles	763	372,679
	FinecoBank Banca Fineco SpA	Banks	3,913	86,514
	Generali	Insurance	6,223	220,680
	Hera SpA	Multi-Utilities	4,935	23,763
[b]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	2,079	25,332

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Interpump Group SpA	Machinery	469	19,456
	Intesa Sanpaolo SpA	Banks	100,828	578,943
	Italgas SpA	Gas Utilities	3,680	31,102
	Leonardo SpA	Aerospace & Defense	2,583	144,871
	Mediobanca Banca di Credito Finanziario SpA	Banks	3,633	84,162
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,442	81,909
[b]	Nexi SpA	Financial Services	3,178	18,929
[b]	Pirelli & C SpA	Automobile Components	2,457	16,884
[b]	Poste Italiane SpA	Insurance	2,898	62,049
	Prysmian SpA	Electrical Equipment	1,834	129,256
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	693	43,440
	Reply SpA	IT Services	147	25,297
	Snam SpA	Gas Utilities	13,230	79,855
[a]	Telecom Italia SpA	Diversified Telecommunication Services	70,385	34,585
[a]	Telecom Italia SpA	Diversified Telecommunication Services	28,161	15,319
	Terna - Rete Elettrica Nazionale	Electric Utilities	8,981	91,992
	UniCredit SpA	Banks	10,024	669,641
	Unipol Assicurazioni SpA	Insurance	2,408	47,558
				3,967,488
	Luxembourg 0.4%
	ArcelorMittal SA	Metals & Mining	2,716	85,666
[b]	CVC Capital Partners PLC	Capital Markets	1,365	27,848
	Eurofins Scientific SE	Life Sciences Tools & Services	721	51,153
	RTL Group SA	Media	238	10,379
				175,046
	Netherlands 13.3%
	Aalberts NV	Machinery	630	22,748
[b]	ABN AMRO Bank NV	Banks	3,297	89,943
[a,b]	Adyen NV	Financial Services	171	312,815
	Aegon Ltd.	Insurance	8,337	60,167
	Akzo Nobel NV	Chemicals	1,085	75,653
[a]	Argenx SE	Biotechnology	392	216,178
	ASM International NV	Semiconductors & Semiconductor Equipment	301	191,999
	ASML Holding NV	Semiconductors & Semiconductor Equipment	2,527	2,009,977
	ASR Nederland NV	Insurance	945	62,542
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	455	67,858
[b]	CTP NV	Real Estate Management & Development	826	17,298
[b]	Euronext NV	Capital Markets	560	95,382
	EXOR NV	Financial Services	595	59,786
	Ferrovial SE	Construction & Engineering	3,031	161,032
	Heineken Holding NV	Beverages	728	54,051
	Heineken NV	Beverages	1,778	154,487
	IMCD NV	Trading Companies & Distributors	371	49,669
	ING Groep NV	Banks	19,621	428,996
	JDE Peet’s NV	Food Products	994	28,283
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	5,852	243,863
	Koninklijke KPN NV	Diversified Telecommunication Services	24,297	117,963
	Koninklijke Philips NV	Health Care Equipment & Supplies	5,236	125,445
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	364	18,040
	NN Group NV	Insurance	1,666	110,337
	Prosus NV	Broadline Retail	8,211	457,539
	Randstad NV	Professional Services	700	32,210
	Universal Music Group NV	Entertainment	6,055	195,318
	Wolters Kluwer NV	Professional Services	1,505	250,775
				5,710,354
	Poland 0.0%†
[a]	InPost SA	Air Freight & Logistics	1,512	25,026
	Portugal 0.5%
	Banco Comercial Portugues SA, Class R	Banks	58,730	45,542
	EDP SA	Electric Utilities	19,173	82,868
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	2,625	47,977

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,771	44,654
				221,041
	Russia 0.0%
[a,c]	Evraz PLC	Metals & Mining	1,168	—
	Spain 9.2%
	Acciona SA	Electric Utilities	154	27,622
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,141	78,955
[b]	Aena SME SA	Transportation Infrastructure	4,452	118,421
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	2,800	234,939
	Banco Bilbao Vizcaya Argentaria SA	Banks	36,428	558,245
	Banco de Sabadell SA	Banks	34,587	109,742
	Banco Santander SA	Banks	97,048	800,514
	Bankinter SA	Banks	4,004	52,077
	CaixaBank SA	Banks	23,429	202,251
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	3,619	139,977
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	357	8,214
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	2,009	22,344
	Endesa SA	Electric Utilities	2,023	63,856
[a]	Grifols SA	Biotechnology	1,862	22,622
	Iberdrola SA	Electric Utilities	40,544	775,283
	Industria de Diseno Textil SA	Specialty Retail	7,112	368,833
	Mapfre SA	Insurance	5,915	24,093
	Merlin Properties Socimi SA	Diversified REITs	2,408	31,460
	Naturgy Energy Group SA	Gas Utilities	616	19,523
	Redeia Corp. SA	Electric Utilities	2,618	55,777
	Repsol SA	Oil, Gas & Consumable Fuels	7,371	107,593
	Telefonica SA	Diversified Telecommunication Services	26,285	137,550
				3,959,891
	Switzerland 0.6%
	DSM-Firmenich AG	Chemicals	1,169	123,858
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,151	126,372
				250,230
	United Kingdom 0.0%
[a,c]	NMC Health PLC	Health Care Providers & Services	60	—
	United States 0.6%
[a]	Qiagen NV	Life Sciences Tools & Services	1,379	66,182
	Stellantis NV	Automobiles	13,804	137,878
	Tenaris SA	Energy Equipment & Services	2,331	43,712
				247,772
	Total Common Stocks (Cost $36,865,240)			42,577,657
	Preferred Stocks 0.7%
	Germany 0.7%
[d]	Bayerische Motoren Werke AG, 6.145%, pfd.	Automobiles	364	30,038
[d]	FUCHS SE, 2.498%, pfd.	Chemicals	427	23,478
[d]	Henkel AG & Co. KGaA, 3.06%, pfd.	Household Products	1,057	82,709
[d]	Volkswagen AG, 7.097%, pfd.	Automobiles	1,330	139,916
				276,141
	Spain 0.0%†
[a]	Grifols SA, Class B, pfd.	Biotechnology	1,645	14,695
	Total Preferred Stocks (Cost $327,427)			290,836
	Total Investments before Short-Term Investments (Cost $37,192,667)			42,868,493

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	241	241
	Total Short-Term Investments (Cost $241)			241
	Total Investments (Cost $37,192,908) 99.8%			42,868,734
	Other Assets, less Liabilities 0.2%			91,139
	Net Assets 100.0%			$ 42,959,873
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $1,263,664, representing 2.9% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	1	$ 62,531	9/19/25	$ (383)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Germany ETF	Industry	Shares	Value
	Common Stocks 97.6%
	Germany 97.0%
	adidas AG	Textiles, Apparel & Luxury Goods	5,472	$ 1,271,493
	Allianz SE	Insurance	12,654	5,111,224
	BASF SE	Chemicals	29,222	1,435,891
	Bayer AG	Pharmaceuticals	32,186	964,751
	Bayerische Motoren Werke AG	Automobiles	9,348	828,033
	Bechtle AG	IT Services	2,698	125,985
	Beiersdorf AG	Personal Care Products	3,078	385,157
	Brenntag SE	Trading Companies & Distributors	4,028	265,729
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	1,140	76,277
	Commerzbank AG	Banks	27,436	862,470
	Continental AG	Automobile Components	3,534	307,395
[a]	Covestro AG	Chemicals	5,662	401,439
	CTS Eventim AG & Co. KGaA	Entertainment	1,862	230,374
	Daimler Truck Holding AG	Machinery	16,340	770,489
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	7,182	193,651
	Deutsche Bank AG	Capital Markets	59,432	1,755,965
	Deutsche Boerse AG	Capital Markets	6,004	1,951,534
	Deutsche Lufthansa AG	Passenger Airlines	19,608	165,261
	Deutsche Post AG	Air Freight & Logistics	31,008	1,427,194
	Deutsche Telekom AG	Diversified Telecommunication Services	107,730	3,916,429
	Deutsche Wohnen SE	Real Estate Management & Development	1,558	44,075
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	988	58,220
	E.ON SE	Multi-Utilities	72,656	1,332,613
	Evonik Industries AG	Chemicals	8,170	167,831
	Fielmann Group AG	Specialty Retail	760	50,584
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	1,178	88,430
	Fresenius Medical Care AG	Health Care Providers & Services	6,878	392,787
	Fresenius SE & Co. KGaA	Health Care Providers & Services	13,490	675,848
	FUCHS SE	Chemicals	988	40,824
	GEA Group AG	Machinery	4,788	333,851
	Hannover Rueck SE	Insurance	1,976	619,777
	Heidelberg Materials AG	Construction Materials	4,142	969,743
	Henkel AG & Co. KGaA	Household Products	3,154	227,693
	HOCHTIEF AG	Construction & Engineering	494	97,014
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	42,560	1,804,270
	KION Group AG	Machinery	2,318	128,539
	Knorr-Bremse AG	Machinery	2,166	208,617
	LEG Immobilien SE	Real Estate Management & Development	2,432	215,109
	Mercedes-Benz Group AG	Automobiles	24,738	1,442,932
	Merck KGaA	Pharmaceuticals	4,218	544,643
	MTU Aero Engines AG	Aerospace & Defense	1,748	773,972
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	4,279	2,765,610
	Nemetschek SE	Software	1,862	268,842
	Puma SE	Textiles, Apparel & Luxury Goods	3,306	89,956
	Rational AG	Machinery	169	141,247
	Rheinmetall AG	Aerospace & Defense	1,399	2,951,061
	RWE AG	Independent Power Producers & Energy Traders	21,774	905,569
	SAP SE	Software	33,630	10,190,873
[b]	Scout24 SE	Interactive Media & Services	2,318	318,627
	Siemens AG	Industrial Conglomerates	24,016	6,135,808
[a]	Siemens Energy AG	Electrical Equipment	20,786	2,392,628
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	9,690	535,289
	Symrise AG	Chemicals	4,332	453,287
	Talanx AG	Insurance	1,976	254,916
	Traton SE	Machinery	2,052	66,289
	Volkswagen AG	Automobiles	912	98,169
	Vonovia SE	Real Estate Management & Development	22,952	805,841
	Wacker Chemie AG	Chemicals	570	41,484

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a,b]	Zalando SE	Specialty Retail	7,638	250,596
				61,330,205
	Luxembourg 0.1%
	RTL Group SA	Media	1,216	53,028
	United States 0.5%
[a]	Qiagen NV	Life Sciences Tools & Services	6,954	333,742
	Total Common Stocks (Cost $53,106,943)			61,716,975
	Preferred Stocks 2.2%
	Germany 2.2%
[c]	Bayerische Motoren Werke AG, 6.145%, pfd.	Automobiles	1,824	150,519
[c]	FUCHS SE, 2.498%, pfd.	Chemicals	2,128	117,004
[c]	Henkel AG & Co. KGaA, 3.06%, pfd.	Household Products	5,320	416,284
[c]	Volkswagen AG, 7.097%, pfd.	Automobiles	6,764	711,575
	Total Preferred Stocks (Cost $1,644,300)			1,395,382
	Total Investments before Short-Term Investments (Cost $54,751,243)			63,112,357
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	3,575	3,575
	Total Short-Term Investments (Cost $3,575)			3,575
	Total Investments (Cost $54,754,818) 99.8%			63,115,932
	Other Assets, less Liabilities 0.2%			125,312
	Net Assets 100.0%			$ 63,241,244
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $1,356,383, representing 2.1% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro DAX	Long	4	$ 112,920	9/19/25	$ 1,495

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Hong Kong ETF	Industry	Shares	Value
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[a,b]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	29	$ 29
	Total Short-Term Investments (Cost $29)			29
	Total Investments (Cost $29) 0.0%†			29
	Other Assets, less Liabilities 100.0%			13,464,723
	Net Assets 100.0%			$ 13,464,752
†Rounds to less than 0.1% of net assets.
[a]The rate shown is the annualized seven-day effective yield at period end.
[b]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE India ETF	Industry	Shares	Value
	Common Stocks 100.9%
	India 100.9%
	360 ONE WAM Ltd.	Capital Markets	306,832	$ 4,273,680
	3M India Ltd.	Industrial Conglomerates	3,624	1,204,338
	Aarti Industries Ltd.	Chemicals	266,204	1,488,241
	ABB India Ltd.	Electrical Equipment	70,064	4,967,632
	ACC Ltd.	Construction Materials	107,512	2,403,475
[a]	Adani Energy Solutions Ltd.	Electric Utilities	382,936	3,937,195
	Adani Enterprises Ltd.	Trading Companies & Distributors	343,072	10,478,577
[a]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	352,736	4,218,354
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	971,232	16,423,515
[a]	Adani Power Ltd.	Independent Power Producers & Energy Traders	1,378,328	9,414,128
	Adani Total Gas Ltd.	Gas Utilities	293,544	2,312,994
[a]	Aditya Birla Capital Ltd.	Financial Services	834,728	2,692,231
	AIA Engineering Ltd.	Machinery	39,864	1,538,501
	Ajanta Pharma Ltd.	Pharmaceuticals	55,568	1,667,882
	Alkem Laboratories Ltd.	Pharmaceuticals	51,944	2,991,504
	Ambuja Cements Ltd.	Construction Materials	1,058,208	7,125,259
	Apar Industries Ltd.	Industrial Conglomerates	22,952	2,334,140
	APL Apollo Tubes Ltd.	Metals & Mining	233,144	4,727,854
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	131,672	11,119,037
	Ashok Leyland Ltd.	Machinery	1,868,776	5,467,521
	Asian Paints Ltd.	Chemicals	578,632	15,795,655
	Astral Ltd.	Building Products	159,090	2,795,205
[b]	AU Small Finance Bank Ltd.	Banks	481,992	4,594,548
[a]	Aurobindo Pharma Ltd.	Pharmaceuticals	362,400	4,795,377
[a,b]	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	193,280	9,853,990
[a]	AWL Agri Business Ltd.	Food Products	434,880	1,318,179
	Axis Bank Ltd.	Banks	3,022,416	42,263,074
	Bajaj Auto Ltd.	Automobiles	88,184	8,612,747
	Bajaj Finance Ltd.	Consumer Finance	3,708,560	40,497,510
	Bajaj Finserv Ltd.	Financial Services	507,360	12,163,388
	Bajaj Holdings & Investment Ltd.	Financial Services	35,032	5,873,661
[a]	Bajaj Housing Finance Ltd.	Financial Services	1,243,032	1,766,132
	Balkrishna Industries Ltd.	Automobile Components	107,512	3,065,521
[b]	Bandhan Bank Ltd.	Banks	1,054,192	2,331,121
	Bank of Baroda	Banks	1,365,040	3,959,826
	Bank of India	Banks	1,214,040	1,678,365
	Bank of Maharashtra	Banks	2,057,224	1,369,963
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	84,560	1,204,112
	Bayer CropScience Ltd.	Chemicals	17,380	1,275,634
	Berger Paints India Ltd.	Chemicals	318,912	2,203,862
[c]	Bharat Dynamics Ltd.	Aerospace & Defense	120,800	2,737,157
	Bharat Electronics Ltd.	Aerospace & Defense	4,712,408	23,160,914
	Bharat Forge Ltd.	Automobile Components	340,656	5,196,037
	Bharat Heavy Electricals Ltd.	Electrical Equipment	1,693,616	5,258,978
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,603,240	10,076,324
	Bharti Airtel Ltd.	Wireless Telecommunication Services	223,480	3,985,819
	Bharti Airtel Ltd.	Wireless Telecommunication Services	3,526,152	82,627,741
	Bharti Hexacom Ltd.	Wireless Telecommunication Services	99,056	2,255,441
	Biocon Ltd.	Biotechnology	601,584	2,495,143
	Blue Star Ltd.	Building Products	166,704	3,179,350
	Bosch Ltd.	Automobile Components	11,501	4,382,611
	Britannia Industries Ltd.	Food Products	157,040	10,714,098
	BSE Ltd.	Capital Markets	264,552	8,545,190
	Canara Bank	Banks	2,405,128	3,202,724
	Castrol India Ltd.	Chemicals	640,240	1,655,322
[a]	Central Bank of India Ltd.	Banks	1,133,104	524,008
[c]	Central Depository Services India Ltd.	Capital Markets	135,296	2,830,236
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	848,016	6,745,267

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	550,848	10,456,863
	Cipla Ltd.	Pharmaceuticals	735,672	12,918,009
	Coal India Ltd.	Oil, Gas & Consumable Fuels	3,005,504	13,736,092
[b]	Cochin Shipyard Ltd.	Machinery	106,304	2,560,667
	Coforge Ltd.	IT Services	420,384	9,433,640
	Colgate-Palmolive India Ltd.	Personal Care Products	176,368	4,950,273
	Container Corp. of India Ltd.	Ground Transportation	363,608	3,221,424
	Coromandel International Ltd.	Chemicals	155,832	4,552,126
	CRISIL Ltd.	Capital Markets	25,368	1,789,012
	Cummins India Ltd.	Machinery	178,784	7,086,734
	Dabur India Ltd.	Personal Care Products	775,536	4,388,163
	Dalmia Bharat Ltd.	Construction Materials	97,848	2,518,765
	Deepak Nitrite Ltd.	Chemicals	93,305	2,161,921
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	167,912	13,332,518
[c]	Dixon Technologies India Ltd.	Household Durables	43,488	7,597,723
	DLF Ltd.	Real Estate Management & Development	837,144	8,178,163
[b]	Dr. Lal PathLabs Ltd.	Health Care Providers & Services	47,112	1,536,139
	Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	793,656	11,876,151
	Eicher Motors Ltd.	Automobiles	176,368	11,632,761
	Emami Ltd.	Personal Care Products	251,264	1,674,703
	Embassy Office Parks REIT	Office REITs	1,160,888	5,272,457
[b]	Endurance Technologies Ltd.	Automobile Components	42,280	1,365,670
	Escorts Kubota Ltd.	Machinery	41,072	1,597,000
[a]	Eternal Ltd.	Hotels, Restaurants & Leisure	5,966,312	18,376,881
	Exide Industries Ltd.	Automobile Components	550,848	2,490,570
	Federal Bank Ltd.	Banks	2,390,632	5,940,899
	Fortis Healthcare Ltd.	Health Care Providers & Services	647,488	5,998,475
[a]	FSN E-Commerce Ventures Ltd.	Specialty Retail	1,503,960	3,654,504
	GAIL India Ltd.	Gas Utilities	3,537,024	7,870,868
	GE Vernova T&D India Ltd.	Electrical Equipment	163,080	4,489,834
[b]	General Insurance Corp. of India	Insurance	412,341	1,851,832
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	55,568	2,195,312
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	187,240	3,829,075
[a]	GMR Airports Ltd.	Transportation Infrastructure	3,442,800	3,419,918
	Godrej Consumer Products Ltd.	Personal Care Products	514,608	7,071,060
[a]	Godrej Industries Ltd.	Industrial Conglomerates	85,768	1,246,316
[a]	Godrej Properties Ltd.	Real Estate Management & Development	186,032	5,082,691
	Grasim Industries Ltd.	Construction Materials	467,496	15,505,974
	Gujarat Fluorochemicals Ltd.	Chemicals	47,112	1,994,569
	Gujarat Gas Ltd.	Gas Utilities	264,552	1,464,661
	Havells India Ltd.	Electrical Equipment	300,792	5,440,281
	HCL Technologies Ltd.	IT Services	1,387,992	27,976,714
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	131,672	7,971,253
	HDFC Bank Ltd.	Banks	7,460,608	174,118,551
[b]	HDFC Life Insurance Co. Ltd.	Insurance	1,243,032	11,802,716
	Hero MotoCorp Ltd.	Automobiles	171,536	8,474,990
	Hindalco Industries Ltd.	Metals & Mining	1,906,224	15,400,272
[c]	Hindustan Aeronautics Ltd.	Aerospace & Defense	251,264	14,267,787
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,249,072	6,380,084
	Hindustan Unilever Ltd.	Personal Care Products	1,169,344	31,287,042
	Hindustan Zinc Ltd.	Metals & Mining	490,448	2,578,340
	Hitachi Energy India Ltd.	Electrical Equipment	15,704	3,663,595
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	2,840	1,303,267
	Housing & Urban Development Corp. Ltd.	Financial Services	655,944	1,817,002
[a]	Hyundai Motor India Ltd.	Automobiles	183,616	4,752,477
	ICICI Bank Ltd.	Banks	6,943,584	117,059,629
[b]	ICICI Lombard General Insurance Co. Ltd.	Insurance	315,288	7,500,590
[b]	ICICI Prudential Life Insurance Co. Ltd.	Insurance	481,992	3,697,558
	IDBI Bank Ltd.	Banks	765,872	923,672
[a]	IDFC First Bank Ltd.	Banks	4,728,112	4,015,808
	Indian Bank	Banks	356,360	2,673,739
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	1,110,152	9,841,984
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	4,996,288	8,561,736

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	398,640	3,632,663
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	2,367,680	3,912,635
[a]	Indian Renewable Energy Development Agency Ltd.	Financial Services	887,880	1,761,369
	Indraprastha Gas Ltd.	Gas Utilities	928,952	2,359,967
[a]	Indus Towers Ltd.	Diversified Telecommunication Services	1,745,560	8,571,074
[a]	IndusInd Bank Ltd.	Banks	146,168	1,486,394
	Info Edge India Ltd.	Interactive Media & Services	459,040	7,966,292
	Infosys Ltd.	IT Services	4,643,552	86,730,895
[a,b]	InterGlobe Aviation Ltd.	Passenger Airlines	248,848	17,341,885
	Ipca Laboratories Ltd.	Pharmaceuticals	179,992	2,916,895
	IRB Infrastructure Developers Ltd.	Construction & Engineering	2,612,904	1,511,499
[a]	ITC Hotels Ltd.	Hotels, Restaurants & Leisure	1,275,648	3,307,968
	ITC Ltd.	Tobacco	3,974,320	19,299,272
	Jindal Stainless Ltd.	Metals & Mining	395,016	3,247,735
	Jindal Steel & Power Ltd.	Metals & Mining	489,240	5,372,170
[a]	Jio Financial Services Ltd.	Financial Services	4,128,944	15,731,488
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	705,472	4,294,857
	JSW Infrastructure Ltd.	Transportation Infrastructure	316,890	1,156,929
	JSW Steel Ltd.	Metals & Mining	1,151,224	13,698,975
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	481,992	3,944,286
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	513,400	3,327,582
	Kansai Nerolac Paints Ltd.	Chemicals	274,836	808,068
[a]	Kaynes Technology India Ltd.	Electronic Equipment, Instruments & Components	35,032	2,489,739
	KEI Industries Ltd.	Electrical Equipment	79,728	3,525,844
	Kotak Mahindra Bank Ltd.	Banks	1,442,352	36,386,760
	KPIT Technologies Ltd.	Software	195,696	2,872,231
	L&T Finance Ltd.	Financial Services	1,070,288	2,571,012
[b]	L&T Technology Services Ltd.	Professional Services	35,154	1,804,471
	Larsen & Toubro Ltd.	Construction & Engineering	889,088	38,045,419
[b]	Laurus Labs Ltd.	Pharmaceuticals	483,200	4,084,043
	LIC Housing Finance Ltd.	Financial Services	380,520	2,745,858
	Linde India Ltd.	Chemicals	25,368	1,968,712
	Lloyds Metals & Energy Ltd.	Metals & Mining	130,464	2,417,144
[b]	LTIMindtree Ltd.	IT Services	122,437	7,590,923
	Lupin Ltd.	Pharmaceuticals	318,912	7,206,757
[b]	Macrotech Developers Ltd.	Real Estate Management & Development	364,816	5,888,273
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	873,803	2,750,503
	Mahindra & Mahindra Ltd.	Automobiles	1,222,496	45,376,041
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	269,897	451,077
[a]	Mankind Pharma Ltd.	Pharmaceuticals	149,792	4,051,860
	Marico Ltd.	Food Products	694,600	5,850,563
	Maruti Suzuki India Ltd.	Automobiles	173,952	25,151,642
[a]	Max Financial Services Ltd.	Insurance	344,280	6,612,215
	Max Healthcare Institute Ltd.	Health Care Providers & Services	980,896	14,594,488
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	101,472	3,838,685
	Metro Brands Ltd.	Specialty Retail	62,816	842,479
	Motilal Oswal Financial Services Ltd.	Capital Markets	190,864	1,936,348
	Mphasis Ltd.	IT Services	144,960	4,809,575
	MRF Ltd.	Automobile Components	2,923	4,852,125
	Muthoot Finance Ltd.	Consumer Finance	142,544	4,361,255
	National Aluminium Co. Ltd.	Metals & Mining	1,181,424	2,654,622
	Nestle India Ltd.	Food Products	473,536	13,612,504
[b]	New India Assurance Co. Ltd.	Insurance	298,376	669,676
	NHPC Ltd.	Independent Power Producers & Energy Traders	3,971,904	3,974,220
[b]	Nippon Life India Asset Management Ltd.	Capital Markets	223,480	2,084,832
	NLC India Ltd.	Independent Power Producers & Energy Traders	451,792	1,213,085
	NMDC Ltd.	Metals & Mining	4,591,608	3,747,814
[a]	NTPC Green Energy Ltd.	Independent Power Producers & Energy Traders	1,159,680	1,415,659
	NTPC Ltd.	Independent Power Producers & Energy Traders	6,274,352	24,501,871
	Oberoi Realty Ltd.	Real Estate Management & Development	154,624	3,435,768
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	5,109,840	14,550,770
	Oil India Ltd.	Oil, Gas & Consumable Fuels	722,384	3,657,827

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	One 97 Communications Ltd.	Financial Services	404,680	4,360,125
	Oracle Financial Services Software Ltd.	Software	30,500	3,195,814
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	7,643	4,403,459
	Patanjali Foods Ltd.	Food Products	144,960	2,790,007
[a]	PB Fintech Ltd.	Insurance	410,720	8,734,984
	Persistent Systems Ltd.	IT Services	136,504	9,616,242
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	995,704	3,505,166
	Phoenix Mills Ltd.	Real Estate Management & Development	250,571	4,562,928
	PI Industries Ltd.	Chemicals	107,512	5,145,808
	Pidilite Industries Ltd.	Chemicals	206,568	7,357,058
	Piramal Enterprises Ltd.	Financial Services	152,208	2,030,742
	Polycab India Ltd.	Electrical Equipment	64,024	4,890,639
[a]	Poonawalla Fincorp Ltd.	Consumer Finance	343,072	1,864,374
	Power Finance Corp. Ltd.	Financial Services	1,925,552	9,596,326
	Power Grid Corp. of India Ltd.	Electric Utilities	5,933,696	20,749,947
[b]	Premier Energies Ltd.	Semiconductors & Semiconductor Equipment	117,176	1,449,807
	Prestige Estates Projects Ltd.	Real Estate Management & Development	206,568	3,992,139
	Punjab National Bank	Banks	3,036,912	3,912,999
[c]	Rail Vikas Nigam Ltd.	Construction & Engineering	751,376	3,484,401
[b]	RBL Bank Ltd.	Banks	584,672	1,694,022
	REC Ltd.	Financial Services	1,653,752	7,759,676
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	97,848	496,257
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	8,968,192	156,922,445
	Samvardhana Motherson International Ltd.	Automobile Components	3,857,144	6,963,638
	SBI Cards & Payment Services Ltd.	Consumer Finance	390,184	4,336,338
[b]	SBI Life Insurance Co. Ltd.	Insurance	566,552	12,144,269
	Schaeffler India Ltd.	Machinery	53,152	2,508,420
	Shree Cement Ltd.	Construction Materials	12,941	4,682,360
	Shriram Finance Ltd.	Consumer Finance	1,640,464	13,521,012
	Siemens Ltd.	Industrial Conglomerates	118,384	4,488,405
	SJVN Ltd.	Electric Utilities	933,784	1,094,605
	Solar Industries India Ltd.	Chemicals	32,616	6,692,821
[b]	Sona Blw Precision Forgings Ltd.	Automobile Components	581,048	3,261,281
	SRF Ltd.	Chemicals	187,240	7,078,484
[a]	Star Health & Allied Insurance Co. Ltd.	Insurance	299,584	1,476,611
	State Bank of India	Banks	2,355,600	22,532,841
	Steel Authority of India Ltd.	Metals & Mining	1,913,472	2,944,953
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	1,404,904	27,450,999
	Sun TV Network Ltd.	Media	113,552	792,322
	Sundaram Finance Ltd.	Consumer Finance	89,392	5,392,602
	Supreme Industries Ltd.	Chemicals	79,728	4,082,527
[a]	Suzlon Energy Ltd.	Electrical Equipment	14,347,416	11,329,373
[a]	Swiggy Ltd.	Hotels, Restaurants & Leisure	495,280	2,312,385
[b]	Syngene International Ltd.	Life Sciences Tools & Services	237,976	1,772,888
	Tata Communications Ltd.	Diversified Telecommunication Services	151,000	2,976,686
	Tata Consultancy Services Ltd.	IT Services	1,346,920	54,373,100
	Tata Consumer Products Ltd.	Food Products	855,264	10,959,067
	Tata Elxsi Ltd.	Software	45,433	3,342,843
	Tata Motors Ltd., Class A	Automobiles	2,711,960	21,756,396
	Tata Power Co. Ltd.	Electric Utilities	2,213,056	10,462,728
	Tata Steel Ltd.	Metals & Mining	10,913,072	20,329,669
	Tata Technologies Ltd.	IT Services	200,528	1,662,493
[a]	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	688,121	530,293
	Tech Mahindra Ltd.	IT Services	816,608	16,063,639
	Thermax Ltd.	Machinery	38,656	1,541,237
[a]	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	489,240	21,051,696
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	141,336	5,616,853
	Torrent Power Ltd.	Electric Utilities	251,264	4,299,849
	Trent Ltd.	Specialty Retail	240,392	17,428,140
	Tube Investments of India Ltd.	Automobile Components	141,336	5,123,760
	TVS Motor Co. Ltd.	Automobiles	309,248	10,522,221
	UltraTech Cement Ltd.	Construction Materials	157,040	22,144,178
	Union Bank of India Ltd.	Banks	2,024,608	3,626,164
	United Breweries Ltd.	Beverages	91,808	2,088,696
	United Spirits Ltd.	Beverages	385,352	6,416,992

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	UNO Minda Ltd.	Automobile Components	234,352	3,017,665
	UPL Ltd.	Chemicals	733,256	5,653,749
	Varun Beverages Ltd.	Beverages	1,763,680	9,409,652
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	80,936	765,617
	Vedanta Ltd.	Metals & Mining	2,112,792	11,353,547
[a]	Vishal Mega Mart Ltd.	Broadline Retail	2,615,320	4,085,828
[a]	Vodafone Idea Ltd.	Wireless Telecommunication Services	34,338,608	2,974,998
	Voltas Ltd.	Construction & Engineering	303,208	4,646,054
[a]	WAAREE Energies Ltd.	Semiconductors & Semiconductor Equipment	103,888	3,803,008
	Whirlpool of India Ltd.	Household Durables	78,520	1,283,092
	Wipro Ltd.	IT Services	3,730,304	11,569,336
[a]	Yes Bank Ltd.	Banks	24,388,312	5,784,262
	Zee Entertainment Enterprises Ltd.	Media	1,183,840	2,018,850
	Zydus Lifesciences Ltd.	Pharmaceuticals	334,616	3,862,560
	Total Common Stocks (Cost $2,080,748,645)			2,420,500,793
	Total Investments before Short-Term Investments (Cost $2,080,748,645)			2,420,500,793
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	26,483	26,483
	Total Short-Term Investments (Cost $26,483)			26,483
	Total Investments (Cost $2,080,775,128) 100.9%			2,420,527,276
	Other Assets, less Liabilities (0.9)%			(20,778,878)
	Net Assets 100.0%			$ 2,399,748,398
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $118,765,089, representing 4.9% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $30,917,304, representing 1.3% of net assets.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
IFSC Nifty 50	Long	526	$ 26,932,252	7/31/25	$ 284,531

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SRF	–	State Revolving Fund

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Japan ETF	Industry	Shares	Value
	Common Stocks 99.2%
	Japan 99.2%
	ABC-Mart, Inc.	Specialty Retail	33,600	$ 689,004
	Acom Co. Ltd.	Consumer Finance	168,000	496,748
	Activia Properties, Inc.	Diversified REITs	896	761,115
	Advance Residence Investment Corp.	Residential REITs	1,120	1,159,971
	Advantest Corp.	Semiconductors & Semiconductor Equipment	324,800	23,958,905
	Aeon Co. Ltd.	Consumer Staples Distribution & Retail	336,000	10,281,560
	AEON Financial Service Co. Ltd.	Consumer Finance	44,800	398,391
[a,b]	Aeon Mall Co. Ltd.	Real Estate Management & Development	33,600	668,301
	AEON REIT Investment Corp.	Retail REITs	784	688,229
	AGC, Inc.	Building Products	78,400	2,294,277
	Aica Kogyo Co. Ltd.	Chemicals	22,400	557,965
	Air Water, Inc.	Chemicals	78,400	1,168,578
	Aisin Corp.	Automobile Components	224,000	2,864,260
	Ajinomoto Co., Inc.	Food Products	425,600	11,517,674
	Alfresa Holdings Corp.	Health Care Providers & Services	78,400	1,070,065
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	67,200	722,268
	Amada Co. Ltd.	Machinery	134,400	1,465,937
	Amano Corp.	Electronic Equipment, Instruments & Components	33,600	1,043,043
	ANA Holdings, Inc.	Passenger Airlines	67,200	1,313,109
	Aozora Bank Ltd.	Banks	44,800	670,550
	As One Corp.	Health Care Providers & Services	22,400	386,295
	Asahi Group Holdings Ltd.	Beverages	649,600	8,668,379
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	89,600	1,416,467
	Asahi Kasei Corp.	Chemicals	548,800	3,901,953
	Asics Corp.	Textiles, Apparel & Luxury Goods	291,200	7,418,851
	Astellas Pharma, Inc.	Pharmaceuticals	795,200	7,798,129
	Azbil Corp.	Electronic Equipment, Instruments & Components	212,800	2,018,318
	Bandai Namco Holdings, Inc.	Leisure Products	246,400	8,820,897
	BayCurrent, Inc.	Professional Services	56,000	2,876,666
	Bic Camera, Inc.	Specialty Retail	44,800	512,992
	BIPROGY, Inc.	IT Services	33,600	1,401,735
	Bridgestone Corp.	Automobile Components	246,400	10,064,454
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	100,800	1,738,328
	Calbee, Inc.	Food Products	33,600	638,527
	Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	22,400	820,509
	Canon, Inc.	Technology Hardware, Storage & Peripherals	392,000	11,368,258
	Capcom Co. Ltd.	Entertainment	145,600	4,972,445
	Casio Computer Co. Ltd.	Household Durables	89,600	682,336
	Central Japan Railway Co.	Ground Transportation	380,800	8,520,514
	Chiba Bank Ltd.	Banks	291,200	2,690,342
	Chubu Electric Power Co., Inc.	Electric Utilities	302,400	3,728,578
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	280,000	14,586,867
	Chugin Financial Group, Inc.	Banks	67,200	812,522
	Chugoku Electric Power Co., Inc.	Electric Utilities	134,400	663,417
	Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	56,000	901,575
	COMSYS Holdings Corp.	Construction & Engineering	44,800	1,035,290
	Concordia Financial Group Ltd.	Banks	470,400	3,052,088
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	24,300	1,039,157
	Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	16,780	1,062,364
	Credit Saison Co. Ltd.	Consumer Finance	56,000	1,511,994
	CyberAgent, Inc.	Media	179,200	2,047,008
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	179,200	2,716,937
	Daicel Corp.	Chemicals	100,800	844,042
	Daido Steel Co. Ltd.	Metals & Mining	67,200	463,228
	Daifuku Co. Ltd.	Machinery	156,800	4,040,359
	Dai-ichi Life Holdings, Inc.	Insurance	1,545,600	11,727,492
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	817,600	19,046,862
	Daikin Industries Ltd.	Building Products	122,205	14,403,684
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	24,976	2,710,366

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	257,600	8,834,853
	Daiwa House REIT Investment Corp.	Diversified REITs	896	1,510,443
	Daiwa Office Investment Corp.	Office REITs	224	495,469
	Daiwa Securities Group, Inc.	Capital Markets	593,600	4,210,206
	Daiwa Securities Living Investments Corp.	Residential REITs	896	593,012
	Denka Co. Ltd.	Chemicals	33,600	460,577
	Denso Corp.	Automobile Components	817,600	11,040,388
[c]	Dentsu Group, Inc.	Media	89,600	1,982,496
	Dentsu Soken, Inc.	IT Services	11,200	521,056
	Dexerials Corp.	Electronic Equipment, Instruments & Components	67,200	1,038,624
	DIC Corp.	Chemicals	33,600	674,698
	Disco Corp.	Semiconductors & Semiconductor Equipment	38,662	11,410,302
	DMG Mori Co. Ltd.	Machinery	56,000	1,286,746
	Dowa Holdings Co. Ltd.	Metals & Mining	22,400	724,517
	East Japan Railway Co.	Ground Transportation	459,200	9,880,533
	Ebara Corp.	Machinery	201,600	3,877,218
	Eisai Co. Ltd.	Pharmaceuticals	123,200	3,537,911
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	78,400	1,333,036
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	1,153,600	5,711,097
	EXEO Group, Inc.	Construction & Engineering	78,400	996,520
	Ezaki Glico Co. Ltd.	Food Products	22,400	714,902
	FANUC Corp.	Machinery	414,400	11,303,513
	Fast Retailing Co. Ltd.	Specialty Retail	78,400	26,877,829
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	44,800	2,175,721
	FP Corp.	Containers & Packaging	22,400	411,573
	Frontier Real Estate Investment Corp.	Retail REITs	1,120	636,588
	Fuji Electric Co. Ltd.	Electrical Equipment	56,000	2,579,695
	Fuji Media Holdings, Inc.	Media	22,400	516,249
	Fuji Oil Co. Ltd.	Food Products	22,400	438,091
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	526,400	11,450,371
	Fujikura Ltd.	Electrical Equipment	123,200	6,457,456
	Fujitec Co. Ltd.	Machinery	33,600	1,441,745
	Fujitsu Ltd.	IT Services	761,600	18,533,172
	Fukuoka Financial Group, Inc.	Banks	78,400	2,093,453
	Furukawa Electric Co. Ltd.	Electrical Equipment	22,400	1,090,652
	Fuyo General Lease Co. Ltd.	Financial Services	22,400	604,798
	GLP J-Reit	Industrial REITs	1,904	1,709,639
	GMO internet group, Inc.	IT Services	22,400	559,360
	GMO Payment Gateway, Inc.	Financial Services	17,700	1,144,627
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	15,280	858,650
	GS Yuasa Corp.	Electrical Equipment	44,800	836,172
	Gunma Bank Ltd.	Banks	145,600	1,220,179
	Hachijuni Bank Ltd.	Banks	179,200	1,452,755
	Hakuhodo DY Holdings, Inc.	Media	100,800	834,272
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	123,200	1,497,727
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	100,800	2,735,546
	Harmonic Drive Systems, Inc.	Machinery	22,400	434,214
	Haseko Corp.	Household Durables	112,000	1,677,538
	Heiwa Corp.	Hotels, Restaurants & Leisure	22,400	325,660
	Hikari Tsushin, Inc.	Industrial Conglomerates	7,690	2,265,820
[a]	Hino Motors Ltd.	Machinery	112,000	278,362
	Hirogin Holdings, Inc.	Banks	112,000	935,886
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	11,200	1,353,816
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	22,400	636,433
	Hitachi Construction Machinery Co. Ltd.	Machinery	33,600	1,000,242
	Hitachi Ltd.	Industrial Conglomerates	1,948,800	56,732,348
	Honda Motor Co. Ltd.	Automobiles	1,848,000	17,840,950
	Horiba Ltd.	Electronic Equipment, Instruments & Components	16,900	1,316,830
	Hoshizaki Corp.	Machinery	52,200	1,798,243
	House Foods Group, Inc.	Food Products	22,400	434,601
	Hoya Corp.	Health Care Equipment & Supplies	149,140	17,712,601
	Hulic Co. Ltd.	Real Estate Management & Development	201,600	2,027,235
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	56,000	2,460,674
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	347,200	2,103,223
	IHI Corp.	Machinery	56,000	6,063,484

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Iida Group Holdings Co. Ltd.	Household Durables	67,200	945,578
	Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	1,008	847,880
	INFRONEER Holdings, Inc.	Construction & Engineering	78,400	657,020
	Inpex Corp.	Oil, Gas & Consumable Fuels	369,600	5,181,488
	Internet Initiative Japan, Inc.	Diversified Telecommunication Services	56,000	1,102,205
	Invincible Investment Corp.	Hotel & Resort REITs	3,248	1,394,136
	Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	145,600	2,216,583
	Isuzu Motors Ltd.	Automobiles	235,200	2,980,606
	Ito En Ltd.	Beverages	22,400	506,479
	ITOCHU Corp.	Trading Companies & Distributors	515,200	26,950,405
	Itoham Yonekyu Holdings, Inc.	Food Products	11,200	379,937
	Iwatani Corp.	Oil, Gas & Consumable Fuels	89,600	949,998
	Iyogin Holdings, Inc.	Banks	100,800	1,104,337
	Izumi Co. Ltd.	Broadline Retail	22,400	516,249
	J Front Retailing Co. Ltd.	Broadline Retail	100,800	1,369,867
	Japan Airlines Co. Ltd.	Passenger Airlines	67,200	1,368,471
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	33,600	1,071,190
	Japan Exchange Group, Inc.	Capital Markets	459,200	4,643,024
	Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	2,128	1,121,124
	Japan Logistics Fund, Inc.	Industrial REITs	1,120	724,982
	Japan Metropolitan Fund Invest	Retail REITs	2,912	2,056,312
	Japan Post Bank Co. Ltd.	Banks	795,200	8,560,601
	Japan Post Holdings Co. Ltd.	Insurance	761,600	7,041,551
	Japan Post Insurance Co. Ltd.	Insurance	78,400	1,769,964
	Japan Prime Realty Investment Corp.	Office REITs	1,792	1,148,805
	Japan Real Estate Investment Corp.	Office REITs	2,912	2,376,855
	Japan Steel Works Ltd.	Machinery	33,600	1,923,954
	Japan Tobacco, Inc.	Tobacco	481,600	14,163,431
	Jeol Ltd.	Electronic Equipment, Instruments & Components	22,400	682,956
	JFE Holdings, Inc.	Metals & Mining	268,800	3,120,756
	JGC Holdings Corp.	Construction & Engineering	100,800	871,955
	JMDC, Inc.	Health Care Technology	11,200	308,912
	JTEKT Corp.	Automobile Components	89,600	736,923
	Justsystems Corp.	Software	11,200	286,504
	Kadokawa Corp.	Media	44,800	1,241,541
	Kagome Co. Ltd.	Food Products	33,600	667,720
	Kajima Corp.	Construction & Engineering	190,400	4,960,194
	Kakaku.com, Inc.	Interactive Media & Services	56,000	1,038,236
	Kamigumi Co. Ltd.	Transportation Infrastructure	33,600	932,086
	Kandenko Co. Ltd.	Construction & Engineering	44,800	1,033,739
	Kaneka Corp.	Chemicals	22,400	617,204
	Kansai Electric Power Co., Inc.	Electric Utilities	425,600	5,035,483
	Kansai Paint Co. Ltd.	Chemicals	56,000	766,659
	Kao Corp.	Personal Care Products	201,600	9,011,951
	Kawasaki Heavy Industries Ltd.	Machinery	67,200	5,070,996
	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	168,000	2,377,320
	KDDI Corp.	Wireless Telecommunication Services	1,276,800	21,921,590
	KDX Realty Investment Corp.	Diversified REITs	1,680	1,815,556
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	44,800	947,206
	Keikyu Corp.	Ground Transportation	100,800	1,049,208
	Keio Corp.	Ground Transportation	44,800	1,087,395
	Keisei Electric Railway Co. Ltd.	Ground Transportation	190,400	1,781,478
	Kewpie Corp.	Food Products	44,800	1,045,525
	Keyence Corp.	Electronic Equipment, Instruments & Components	82,887	33,190,377
	Kikkoman Corp.	Food Products	324,800	3,008,636
	Kinden Corp.	Construction & Engineering	44,800	1,315,357
	Kintetsu Group Holdings Co. Ltd.	Ground Transportation	78,400	1,481,754
[a,c]	Kioxia Holdings Corp.	Semiconductors & Semiconductor Equipment	33,600	582,234
	Kirin Holdings Co. Ltd.	Beverages	347,200	4,854,238
	Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	22,380	835,580
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	56,000	1,736,079
	Kobe Steel Ltd.	Metals & Mining	145,600	1,586,586
	Koei Tecmo Holdings Co. Ltd.	Entertainment	44,800	730,720
	Koito Manufacturing Co. Ltd.	Automobile Components	78,400	936,002

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	67,200	1,612,949
	Kokuyo Co. Ltd.	Commercial Services & Supplies	134,400	769,303
	Komatsu Ltd.	Machinery	414,400	13,590,036
	Konami Group Corp.	Entertainment	42,500	6,712,849
[a]	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	212,800	691,237
	Kose Corp.	Personal Care Products	14,680	575,533
	Kotobuki Spirits Co. Ltd.	Food Products	44,800	638,139
	K’s Holdings Corp.	Specialty Retail	56,000	567,967
	Kubota Corp.	Machinery	436,800	4,904,909
	Kuraray Co. Ltd.	Chemicals	134,400	1,707,390
	Kurita Water Industries Ltd.	Machinery	44,800	1,767,250
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	22,400	563,082
	Kyocera Corp.	Electronic Equipment, Instruments & Components	593,600	7,123,858
	Kyoto Financial Group, Inc.	Banks	100,800	1,801,832
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	100,800	1,720,533
	Kyudenko Corp.	Construction & Engineering	22,400	925,961
	Kyushu Electric Power Co., Inc.	Electric Utilities	190,400	1,697,117
	Kyushu Financial Group, Inc.	Banks	168,000	846,949
	Kyushu Railway Co.	Ground Transportation	67,200	1,733,443
	LaSalle Logiport REIT	Industrial REITs	784	754,989
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	33,600	4,515,047
	Lion Corp.	Household Products	112,000	1,155,319
	Lixil Corp.	Building Products	123,200	1,422,670
	LY Corp.	Interactive Media & Services	1,176,000	4,318,255
	M3, Inc.	Health Care Technology	179,200	2,463,232
	Mabuchi Motor Co. Ltd.	Electrical Equipment	44,800	660,625
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	56,000	752,508
	Makita Corp.	Machinery	112,000	3,452,774
	Marubeni Corp.	Trading Companies & Distributors	649,600	13,100,383
	Marui Group Co. Ltd.	Consumer Finance	67,200	1,426,392
	Maruichi Steel Tube Ltd.	Metals & Mining	22,400	540,441
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	944,456
	Matsui Securities Co. Ltd.	Capital Markets	44,800	215,866
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	156,800	3,221,323
	Mazda Motor Corp.	Automobiles	257,600	1,550,469
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	33,600	1,386,382
	Mebuki Financial Group, Inc.	Banks	403,200	2,102,184
	Medipal Holdings Corp.	Health Care Providers & Services	89,600	1,449,653
	MEIJI Holdings Co. Ltd.	Food Products	112,000	2,471,141
[a]	Mercari, Inc.	Broadline Retail	44,800	829,348
	Minebea Mitsumi, Inc.	Machinery	168,000	2,461,643
	MISUMI Group, Inc.	Machinery	123,200	1,646,988
	Mitsubishi Chemical Group Corp.	Chemicals	582,400	3,056,244
	Mitsubishi Corp.	Trading Companies & Distributors	1,433,600	28,663,068
	Mitsubishi Electric Corp.	Electrical Equipment	884,800	19,056,477
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	492,800	9,221,769
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	78,400	1,202,501
	Mitsubishi HC Capital, Inc.	Financial Services	358,400	2,631,335
	Mitsubishi Heavy Industries Ltd.	Machinery	1,422,400	35,548,922
	Mitsubishi Logistics Corp.	Transportation Infrastructure	134,400	1,100,267
	Mitsubishi Materials Corp.	Metals & Mining	56,000	884,129
	Mitsubishi Motors Corp.	Automobiles	280,000	791,858
	Mitsubishi UFJ Financial Group, Inc.	Banks	4,916,800	67,499,840
	Mitsui & Co. Ltd.	Trading Companies & Distributors	1,120,000	22,850,497
	Mitsui Chemicals, Inc.	Chemicals	78,400	1,810,128
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,153,600	11,141,071
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	1,344	972,329
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	22,400	781,430
	Mitsui OSK Lines Ltd.	Marine Transportation	145,600	4,858,541
	Miura Co. Ltd.	Machinery	44,800	900,373
	Mizuho Financial Group, Inc.	Banks	1,086,400	30,032,159
[a]	Money Forward, Inc.	Software	22,400	760,649
	MonotaRO Co. Ltd.	Trading Companies & Distributors	112,000	2,205,961
	Mori Hills REIT Investment Corp., Class C	Office REITs	672	622,476
	Morinaga & Co. Ltd.	Food Products	33,600	552,459

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Morinaga Milk Industry Co. Ltd.	Food Products	33,600	752,973
	MS&AD Insurance Group Holdings, Inc.	Insurance	548,800	12,271,965
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	739,200	11,023,135
	Nabtesco Corp.	Machinery	44,800	800,659
	Nagase & Co. Ltd.	Trading Companies & Distributors	44,800	862,069
	Nagoya Railroad Co. Ltd.	Ground Transportation	89,600	1,011,408
	Nankai Electric Railway Co. Ltd.	Ground Transportation	44,800	676,133
	NEC Corp.	IT Services	548,800	16,029,542
	Nexon Co. Ltd.	Entertainment	179,200	3,610,177
	NGK Insulators Ltd.	Machinery	112,000	1,405,379
	NH Foods Ltd.	Food Products	44,800	1,548,282
	NHK Spring Co. Ltd.	Automobile Components	67,200	731,573
	Nichias Corp.	Building Products	22,400	856,642
	Nichirei Corp.	Food Products	78,400	1,023,116
	NIDEC Corp.	Electrical Equipment	414,400	8,047,298
	Nifco, Inc.	Automobile Components	33,600	795,542
	Nihon Kohden Corp.	Health Care Equipment & Supplies	67,200	798,333
	Nihon M&A Center Holdings, Inc.	Capital Markets	123,200	623,826
	Nikon Corp.	Household Durables	123,200	1,262,321
	Nintendo Co. Ltd.	Entertainment	446,100	42,866,614
	Nippon Accommodations Fund, Inc.	Residential REITs	1,008	821,362
	Nippon Building Fund, Inc.	Office REITs	3,472	3,194,495
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	33,600	796,937
	Nippon Express Holdings, Inc.	Air Freight & Logistics	89,600	1,794,233
	Nippon Kayaku Co. Ltd.	Chemicals	67,200	602,472
	Nippon Paint Holdings Co. Ltd.	Chemicals	414,400	3,327,938
	Nippon Prologis REIT, Inc.	Industrial REITs	2,912	1,604,730
	Nippon Sanso Holdings Corp.	Chemicals	89,600	3,388,728
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	22,400	487,870
	Nippon Shokubai Co. Ltd.	Chemicals	56,000	637,364
	Nippon Steel Corp.	Metals & Mining	436,800	8,264,560
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	12,230,400	13,039,438
	Nippon Television Holdings, Inc.	Media	22,400	518,885
	Nippon Yusen KK	Marine Transportation	179,200	6,436,288
	Nipro Corp.	Health Care Equipment & Supplies	67,200	593,865
	Nissan Chemical Corp.	Chemicals	56,000	1,706,227
[a]	Nissan Motor Co. Ltd.	Automobiles	884,800	2,145,155
	Nisshin Seifun Group, Inc.	Food Products	100,800	1,202,035
	Nissin Foods Holdings Co. Ltd.	Food Products	89,600	1,858,125
	Niterra Co. Ltd.	Automobile Components	67,200	2,233,099
	Nitori Holdings Co. Ltd.	Specialty Retail	33,600	3,237,994
	Nitto Denko Corp.	Chemicals	302,400	5,844,090
	NOF Corp.	Chemicals	89,600	1,715,454
	NOK Corp.	Automobile Components	33,600	494,771
	Nomura Holdings, Inc.	Capital Markets	1,288,000	8,488,878
	Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	224,000	1,308,534
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	1,792	1,826,179
	Nomura Research Institute Ltd.	IT Services	179,200	7,174,451
	NS Solutions Corp.	IT Services	33,600	948,602
	NSK Ltd.	Machinery	168,000	789,145
	NTT Data Group Corp.	IT Services	112,000	3,100,751
	Obayashi Corp.	Construction & Engineering	291,200	4,405,951
	OBIC Business Consultants Co. Ltd.	Software	11,200	661,943
	Obic Co. Ltd.	IT Services	144,330	5,606,533
	Odakyu Electric Railway Co. Ltd.	Ground Transportation	123,200	1,438,023
	Oji Holdings Corp.	Paper & Forest Products	347,200	1,744,593
	OKUMA Corp.	Machinery	22,400	569,130
	Olympus Corp.	Health Care Equipment & Supplies	481,600	5,718,052
	Omron Corp.	Electronic Equipment, Instruments & Components	89,600	2,415,469
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	179,200	1,934,112
	Open House Group Co. Ltd.	Household Durables	33,600	1,515,949
	Oracle Corp.	Software	14,620	1,739,380
	Organo Corp.	Machinery	11,200	697,843
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	470,400	10,824,948
	ORIX Corp.	Financial Services	504,000	11,374,849

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Orix JREIT, Inc.	Office REITs	1,120	1,456,167
	Osaka Gas Co. Ltd.	Gas Utilities	156,800	4,008,878
	Otsuka Corp.	IT Services	100,800	2,049,217
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	190,400	9,426,082
	PALTAC Corp.	Distributors	11,200	313,099
	Pan Pacific International Holdings Corp.	Broadline Retail	168,000	5,767,676
	Panasonic Holdings Corp.	Household Durables	996,800	10,734,345
	Park24 Co. Ltd.	Commercial Services & Supplies	56,000	717,228
[a]	PeptiDream, Inc.	Biotechnology	44,800	510,201
	Persol Holdings Co. Ltd.	Professional Services	784,000	1,527,890
	Pola Orbis Holdings, Inc.	Personal Care Products	33,600	297,747
	Rakus Co. Ltd.	Software	33,600	538,851
[a]	Rakuten Bank Ltd.	Banks	44,800	2,051,660
[a]	Rakuten Group, Inc.	Broadline Retail	627,200	3,458,078
	Recruit Holdings Co. Ltd.	Professional Services	604,800	35,736,564
	Relo Group, Inc.	Real Estate Management & Development	44,800	529,896
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	716,800	8,877,810
	Rengo Co. Ltd.	Containers & Packaging	100,800	545,295
	Resona Holdings, Inc.	Banks	985,600	9,088,713
	Resonac Holdings Corp.	Chemicals	78,400	1,817,727
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	78,400	955,813
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	246,400	2,329,324
	Rinnai Corp.	Household Durables	44,800	1,110,036
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	145,600	1,851,689
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	89,600	1,268,524
	Rorze Corp.	Semiconductors & Semiconductor Equipment	44,800	636,743
	Ryohin Keikaku Co. Ltd.	Broadline Retail	100,800	4,832,566
	Sankyo Co. Ltd.	Leisure Products	78,400	1,448,103
	Sankyu, Inc.	Air Freight & Logistics	22,400	1,199,050
	Sanrio Co. Ltd.	Specialty Retail	78,400	3,782,001
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	145,600	1,666,218
	Sanwa Holdings Corp.	Building Products	78,400	2,599,312
	Sapporo Holdings Ltd.	Beverages	33,600	1,726,697
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	44,800	568,510
	SBI Holdings, Inc.	Capital Markets	123,200	4,290,187
	SBI Sumishin Net Bank Ltd.	Banks	22,400	757,548
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	39,151	3,187,481
	SCSK Corp.	IT Services	67,200	2,022,816
	Secom Co. Ltd.	Commercial Services & Supplies	179,200	6,430,085
	Sega Sammy Holdings, Inc.	Leisure Products	67,200	1,607,366
	Seibu Holdings, Inc.	Ground Transportation	78,400	2,803,935
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	123,200	1,631,636
	Seino Holdings Co. Ltd.	Ground Transportation	44,800	686,988
	Sekisui Chemical Co. Ltd.	Industrial Conglomerates	168,000	3,037,945
	Sekisui House Ltd.	Household Durables	268,800	5,923,295
	Sekisui House Reit, Inc.	Diversified REITs	1,680	882,772
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,008,000	16,210,904
	Seven Bank Ltd.	Banks	246,400	448,636
	SG Holdings Co. Ltd.	Air Freight & Logistics	179,200	1,993,041
[a]	Sharp Corp.	Household Durables	112,000	543,853
[a]	SHIFT, Inc.	IT Services	67,200	813,220
	Shikoku Electric Power Co., Inc.	Electric Utilities	78,400	655,391
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	112,000	2,769,663
	Shimamura Co. Ltd.	Specialty Retail	22,400	1,569,372
	Shimano, Inc.	Leisure Products	34,163	4,944,287
	Shimizu Corp.	Construction & Engineering	224,000	2,498,280
	Shin-Etsu Chemical Co. Ltd.	Chemicals	862,400	28,490,933
	Shionogi & Co. Ltd.	Pharmaceuticals	336,000	6,034,020
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	33,600	451,388
	Shiseido Co. Ltd.	Personal Care Products	179,200	3,192,711
	Shizuoka Financial Group, Inc.	Banks	179,200	2,081,745
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	11,200	365,205
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	100,800	2,105,394
	SMC Corp.	Machinery	24,553	8,845,845
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	78,400	1,506,722

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	SoftBank Corp.	Wireless Telecommunication Services	12,555,200	19,383,223
	SoftBank Group Corp.	Wireless Telecommunication Services	432,800	31,506,054
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	145,600	1,016,564
	Sojitz Corp.	Trading Companies & Distributors	89,600	2,198,982
	Sompo Holdings, Inc.	Insurance	392,000	11,791,616
	Sony Group Corp.	Household Durables	2,665,600	68,833,729
	Sotetsu Holdings, Inc.	Ground Transportation	33,600	527,802
	Square Enix Holdings Co. Ltd.	Entertainment	44,800	3,348,098
	Stanley Electric Co. Ltd.	Automobile Components	44,800	885,021
	Subaru Corp.	Automobiles	257,600	4,486,087
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	44,800	1,021,953
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	156,800	1,232,081
	Sumitomo Bakelite Co. Ltd.	Chemicals	22,400	646,513
	Sumitomo Chemical Co. Ltd.	Chemicals	660,800	1,594,301
	Sumitomo Corp.	Trading Companies & Distributors	448,000	11,565,592
	Sumitomo Electric Industries Ltd.	Automobile Components	336,000	7,199,418
	Sumitomo Forestry Co. Ltd.	Household Durables	201,600	2,035,609
	Sumitomo Heavy Industries Ltd.	Machinery	56,000	1,148,534
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	112,000	2,760,359
	Sumitomo Mitsui Financial Group, Inc.	Banks	1,635,200	41,138,958
	Sumitomo Mitsui Trust Group, Inc.	Banks	291,200	7,739,394
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	145,600	5,611,514
	Sumitomo Rubber Industries Ltd.	Automobile Components	78,400	890,409
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	28,540	890,906
	Suntory Beverage & Food Ltd.	Beverages	56,000	1,787,255
	Suzuken Co. Ltd.	Health Care Providers & Services	22,400	807,638
	Suzuki Motor Corp.	Automobiles	772,800	9,325,282
	Sysmex Corp.	Health Care Equipment & Supplies	201,600	3,508,757
	T&D Holdings, Inc.	Insurance	212,800	4,670,124
	Taiheiyo Cement Corp.	Construction Materials	44,800	1,111,587
	Taisei Corp.	Construction & Engineering	67,200	3,907,923
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	56,000	982,796
	Takara Holdings, Inc.	Beverages	78,400	650,235
	Takasago Thermal Engineering Co. Ltd.	Building Products	22,400	1,099,026
	Takashimaya Co. Ltd.	Broadline Retail	123,200	962,520
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	694,400	21,272,595
	TBS Holdings, Inc.	Media	11,200	392,343
	TDK Corp.	Electronic Equipment, Instruments & Components	840,000	9,859,947
	TechnoPro Holdings, Inc.	Professional Services	44,800	1,304,812
	Teijin Ltd.	Chemicals	78,400	633,952
	Terumo Corp.	Health Care Equipment & Supplies	638,400	11,712,140
	THK Co. Ltd.	Machinery	44,800	1,196,259
	TIS, Inc.	IT Services	89,600	3,001,037
	Tobu Railway Co. Ltd.	Ground Transportation	89,600	1,544,870
	Toda Corp.	Construction & Engineering	100,800	639,085
	Toei Animation Co. Ltd.	Entertainment	22,400	509,426
	Toho Co. Ltd.	Entertainment	44,800	2,639,399
	Toho Gas Co. Ltd.	Gas Utilities	33,600	934,412
	Tohoku Electric Power Co., Inc.	Electric Utilities	212,800	1,547,623
	Tokai Carbon Co. Ltd.	Chemicals	89,600	631,781
	Tokio Marine Holdings, Inc.	Insurance	817,600	34,590,007
	Tokyo Century Corp.	Financial Services	67,200	756,230
[a]	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	660,800	2,196,338
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	196,149	37,588,039
	Tokyo Gas Co. Ltd.	Gas Utilities	156,800	5,201,880
	Tokyo Metro Co. Ltd.	Ground Transportation	134,400	1,560,843
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	44,800	1,302,641
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	16,800	1,118,062
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	89,600	1,592,014
	Tokyu Corp.	Ground Transportation	212,800	2,525,108
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	257,600	1,834,204
	Tomy Co. Ltd.	Leisure Products	33,600	757,160
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	100,800	2,739,036
	Toray Industries, Inc.	Chemicals	649,600	4,442,347
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	22,400	646,668

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Tosoh Corp.	Chemicals	123,200	1,799,661
	TOTO Ltd.	Building Products	56,000	1,409,644
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	56,000	1,094,451
	Toyo Suisan Kaisha Ltd.	Food Products	39,600	2,627,754
	Toyo Tire Corp.	Automobile Components	56,000	1,184,008
	Toyoda Gosei Co. Ltd.	Automobile Components	33,600	660,858
	Toyota Boshoku Corp.	Automobile Components	33,600	457,553
	Toyota Industries Corp.	Machinery	74,139	8,366,269
	Toyota Motor Corp.	Automobiles	4,704,000	81,187,109
	Toyota Tsusho Corp.	Trading Companies & Distributors	302,400	6,843,751
	Trend Micro, Inc.	Software	56,000	3,867,991
	TS Tech Co. Ltd.	Automobile Components	33,600	393,467
	Tsumura & Co.	Pharmaceuticals	33,600	808,568
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	15,650	1,219,431
	UBE Corp.	Chemicals	44,800	701,565
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	22,400	822,835
	Unicharm Corp.	Household Products	526,400	3,791,888
	United Urban Investment Corp.	Diversified REITs	1,344	1,443,140
	Ushio, Inc.	Electrical Equipment	33,600	416,845
	USS Co. Ltd.	Specialty Retail	168,000	1,847,541
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	44,800	787,633
	West Japan Railway Co.	Ground Transportation	201,600	4,608,558
	Workman Co. Ltd.	Specialty Retail	11,200	489,266
	Yakult Honsha Co. Ltd.	Food Products	100,800	1,892,900
	Yamada Holdings Co. Ltd.	Specialty Retail	246,400	773,257
	Yamaguchi Financial Group, Inc.	Banks	78,400	842,917
	Yamaha Corp.	Leisure Products	145,600	1,050,836
[c]	Yamaha Motor Co. Ltd.	Automobiles	403,200	3,013,288
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	123,200	1,646,135
	Yamato Kogyo Co. Ltd.	Metals & Mining	15,200	922,028
	Yamazaki Baking Co. Ltd.	Food Products	56,000	1,251,854
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	11,200	737,233
	Yaskawa Electric Corp.	Machinery	112,000	2,534,723
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	112,000	2,989,096
	Yokohama Rubber Co. Ltd.	Automobile Components	56,000	1,539,908
	Zenkoku Hosho Co. Ltd.	Financial Services	44,800	1,002,724
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	44,800	2,710,114
	Zeon Corp.	Chemicals	56,000	567,773
	ZOZO, Inc.	Specialty Retail	179,200	1,931,631
	Total Common Stocks (Cost $1,908,687,149)			2,146,878,480
	Total Investments before Short-Term Investments (Cost $1,908,687,149)			2,146,878,480
	Short-Term Investments 0.2%
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	United States 0.2%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	2,858,424	2,858,424

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	508,617	508,617
	Total Short-Term Investments (Cost $3,367,041)			3,367,041
	Total Investments (Cost $1,912,054,190) 99.4%			2,150,245,521
	Other Assets, less Liabilities 0.6%			13,541,871
	Net Assets 100.0%			$ 2,163,787,392
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]A portion or all of the security is on loan at June 30, 2025.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
TOPIX Index Future	Long	71	$ 14,035,827	9/11/25	$ 298,986

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
	Common Stocks 99.0%
	Japan 99.0%
	ABC-Mart, Inc.	Specialty Retail	1,432	$ 29,365
	Acom Co. Ltd.	Consumer Finance	8,100	23,950
	Activia Properties, Inc.	Diversified REITs	36	30,581
	Advance Residence Investment Corp.	Residential REITs	54	55,927
	Advantest Corp.	Semiconductors & Semiconductor Equipment	13,148	969,864
	Aeon Co. Ltd.	Consumer Staples Distribution & Retail	13,500	413,098
	AEON Financial Service Co. Ltd.	Consumer Finance	2,700	24,010
[a,b]	Aeon Mall Co. Ltd.	Real Estate Management & Development	1,572	31,267
	AEON REIT Investment Corp.	Retail REITs	27	23,702
	AGC, Inc.	Building Products	3,100	90,718
	Aica Kogyo Co. Ltd.	Chemicals	981	24,436
	Air Water, Inc.	Chemicals	2,700	40,244
	Aisin Corp.	Automobile Components	9,096	116,309
	Ajinomoto Co., Inc.	Food Products	17,100	462,764
	Alfresa Holdings Corp.	Health Care Providers & Services	2,700	36,852
	Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	29,020
	Amada Co. Ltd.	Machinery	5,400	58,899
	Amano Corp.	Electronic Equipment, Instruments & Components	1,057	32,812
	ANA Holdings, Inc.	Passenger Airlines	2,700	52,759
	Aozora Bank Ltd.	Banks	2,700	40,413
	As One Corp.	Health Care Providers & Services	1,011	17,435
	Asahi Group Holdings Ltd.	Beverages	25,800	344,280
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	3,375	53,355
	Asahi Kasei Corp.	Chemicals	21,600	153,575
	Asics Corp.	Textiles, Apparel & Luxury Goods	11,800	300,627
	Astellas Pharma, Inc.	Pharmaceuticals	32,400	317,731
	Azbil Corp.	Electronic Equipment, Instruments & Components	8,100	76,825
	Bandai Namco Holdings, Inc.	Leisure Products	9,778	350,044
	BayCurrent, Inc.	Professional Services	2,411	123,851
	Bic Camera, Inc.	Specialty Retail	1,600	18,321
	BIPROGY, Inc.	IT Services	1,340	55,903
	Bridgestone Corp.	Automobile Components	9,893	404,089
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	4,004	69,050
	Calbee, Inc.	Food Products	1,323	25,142
	Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	866	31,721
	Canon, Inc.	Technology Hardware, Storage & Peripherals	15,506	449,684
	Capcom Co. Ltd.	Entertainment	6,221	212,456
	Casio Computer Co. Ltd.	Household Durables	2,700	20,561
	Central Japan Railway Co.	Ground Transportation	15,200	340,105
	Chiba Bank Ltd.	Banks	10,800	99,779
	Chubu Electric Power Co., Inc.	Electric Utilities	13,500	166,454
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	11,420	594,936
	Chugin Financial Group, Inc.	Banks	2,700	32,646
	Chugoku Electric Power Co., Inc.	Electric Utilities	5,400	26,655
	Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	2,700	43,469
	COMSYS Holdings Corp.	Construction & Engineering	1,920	44,370
	Concordia Financial Group Ltd.	Banks	18,900	122,629
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	1,152	49,264
	Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	598	37,860
	Credit Saison Co. Ltd.	Consumer Finance	2,700	72,900
	CyberAgent, Inc.	Media	8,100	92,527
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	8,066	122,293
	Daicel Corp.	Chemicals	5,400	45,217
	Daido Steel Co. Ltd.	Metals & Mining	2,700	18,612
	Daifuku Co. Ltd.	Machinery	6,116	157,595
	Dai-ichi Life Holdings, Inc.	Insurance	62,100	471,194
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	32,900	766,441
	Daikin Industries Ltd.	Building Products	4,900	577,538
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,011	109,713

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	10,236	351,062
	Daiwa House REIT Investment Corp.	Diversified REITs	38	64,059
	Daiwa Office Investment Corp.	Office REITs	9	19,907
	Daiwa Securities Group, Inc.	Capital Markets	24,300	172,352
	Daiwa Securities Living Investments Corp.	Residential REITs	27	17,870
	Denka Co. Ltd.	Chemicals	1,443	19,780
	Denso Corp.	Automobile Components	32,800	442,912
	Dentsu Group, Inc.	Media	3,532	78,149
	Dentsu Soken, Inc.	IT Services	413	19,214
	Dexerials Corp.	Electronic Equipment, Instruments & Components	2,700	41,730
	DIC Corp.	Chemicals	1,567	31,466
	Disco Corp.	Semiconductors & Semiconductor Equipment	1,592	469,846
	DMG Mori Co. Ltd.	Machinery	2,700	62,040
	Dowa Holdings Co. Ltd.	Metals & Mining	785	25,390
	East Japan Railway Co.	Ground Transportation	18,900	406,668
	Ebara Corp.	Machinery	8,100	155,781
	Eisai Co. Ltd.	Pharmaceuticals	4,837	138,903
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	2,700	45,908
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	45,900	227,236
	EXEO Group, Inc.	Construction & Engineering	2,716	34,522
	Ezaki Glico Co. Ltd.	Food Products	976	31,149
	FANUC Corp.	Machinery	16,200	441,884
	Fast Retailing Co. Ltd.	Specialty Retail	3,186	1,092,255
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	2,044	99,267
	FP Corp.	Containers & Packaging	876	16,095
	Frontier Real Estate Investment Corp.	Retail REITs	40	22,735
	Fuji Electric Co. Ltd.	Electrical Equipment	2,680	123,457
	Fuji Media Holdings, Inc.	Media	1,000	23,047
	Fuji Oil Co. Ltd.	Food Products	899	17,582
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	21,637	470,653
	Fujikura Ltd.	Electrical Equipment	4,725	247,658
	Fujitec Co. Ltd.	Machinery	1,350	57,927
	Fujitsu Ltd.	IT Services	30,640	745,610
	Fukuoka Financial Group, Inc.	Banks	2,700	72,096
	Furukawa Electric Co. Ltd.	Electrical Equipment	1,158	56,383
	Fuyo General Lease Co. Ltd.	Financial Services	972	26,244
	GLP J-Reit	Industrial REITs	81	72,731
	GMO internet group, Inc.	IT Services	1,110	27,718
	GMO Payment Gateway, Inc.	Financial Services	682	44,104
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	600	33,717
	GS Yuasa Corp.	Electrical Equipment	1,661	31,002
	Gunma Bank Ltd.	Banks	5,400	45,254
	Hachijuni Bank Ltd.	Banks	8,100	65,666
	Hakuhodo DY Holdings, Inc.	Media	5,400	44,693
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	5,400	65,647
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	3,828	103,886
	Harmonic Drive Systems, Inc.	Machinery	787	15,256
	Haseko Corp.	Household Durables	4,436	66,442
	Heiwa Corp.	Hotels, Restaurants & Leisure	1,003	14,582
	Hikari Tsushin, Inc.	Industrial Conglomerates	346	101,947
[a]	Hino Motors Ltd.	Machinery	2,700	6,711
	Hirogin Holdings, Inc.	Banks	5,400	45,123
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	544	65,757
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	1,086	30,856
	Hitachi Construction Machinery Co. Ltd.	Machinery	1,920	57,157
	Hitachi Ltd.	Industrial Conglomerates	78,593	2,287,954
	Honda Motor Co. Ltd.	Automobiles	75,600	729,857
	Horiba Ltd.	Electronic Equipment, Instruments & Components	600	46,751
	Hoshizaki Corp.	Machinery	2,139	73,687
	House Foods Group, Inc.	Food Products	1,066	20,682
	Hoya Corp.	Health Care Equipment & Supplies	5,994	711,877
	Hulic Co. Ltd.	Real Estate Management & Development	8,100	81,451
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	1,940	85,245
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	13,500	81,779
	IHI Corp.	Machinery	2,249	243,514

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Iida Group Holdings Co. Ltd.	Household Durables	2,700	37,992
	Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	54	45,422
	INFRONEER Holdings, Inc.	Construction & Engineering	2,700	22,627
	Inpex Corp.	Oil, Gas & Consumable Fuels	14,511	203,432
	Internet Initiative Japan, Inc.	Diversified Telecommunication Services	2,032	39,994
	Invincible Investment Corp.	Hotel & Resort REITs	135	57,946
	Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	5,387	82,011
	Isuzu Motors Ltd.	Automobiles	9,258	117,323
	Ito En Ltd.	Beverages	1,083	24,487
	ITOCHU Corp.	Trading Companies & Distributors	20,786	1,087,327
	Itoham Yonekyu Holdings, Inc.	Food Products	600	20,354
	Iwatani Corp.	Oil, Gas & Consumable Fuels	2,700	28,627
	Iyogin Holdings, Inc.	Banks	5,400	59,161
	Izumi Co. Ltd.	Broadline Retail	785	18,092
	J Front Retailing Co. Ltd.	Broadline Retail	4,050	55,039
	Japan Airlines Co. Ltd.	Passenger Airlines	2,700	54,983
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	1,301	41,477
	Japan Exchange Group, Inc.	Capital Markets	18,900	191,100
	Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	81	42,674
	Japan Logistics Fund, Inc.	Industrial REITs	42	27,187
	Japan Metropolitan Fund Invest	Retail REITs	108	76,264
	Japan Post Bank Co. Ltd.	Banks	32,400	348,797
	Japan Post Holdings Co. Ltd.	Insurance	29,700	274,598
	Japan Post Insurance Co. Ltd.	Insurance	3,375	76,194
	Japan Prime Realty Investment Corp.	Office REITs	60	38,464
	Japan Real Estate Investment Corp.	Office REITs	120	97,947
	Japan Steel Works Ltd.	Machinery	1,009	57,776
	Japan Tobacco, Inc.	Tobacco	18,900	555,832
	Jeol Ltd.	Electronic Equipment, Instruments & Components	794	24,208
	JFE Holdings, Inc.	Metals & Mining	10,800	125,388
	JGC Holdings Corp.	Construction & Engineering	2,700	23,356
	JMDC, Inc.	Health Care Technology	560	15,446
	JTEKT Corp.	Automobile Components	2,700	22,206
	Kadokawa Corp.	Media	1,946	53,929
	Kagome Co. Ltd.	Food Products	1,598	31,756
	Kajima Corp.	Construction & Engineering	8,100	211,017
	Kakaku.com, Inc.	Interactive Media & Services	1,910	35,411
	Kamigumi Co. Ltd.	Transportation Infrastructure	1,652	45,828
	Kandenko Co. Ltd.	Construction & Engineering	1,574	36,319
	Kaneka Corp.	Chemicals	778	21,437
	Kansai Electric Power Co., Inc.	Electric Utilities	16,200	191,670
	Kansai Paint Co. Ltd.	Chemicals	2,700	36,964
	Kao Corp.	Personal Care Products	8,100	362,087
	Kawasaki Heavy Industries Ltd.	Machinery	2,700	203,745
	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	6,631	93,833
	KDDI Corp.	Wireless Telecommunication Services	51,300	880,778
	KDX Realty Investment Corp.	Diversified REITs	66	71,325
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,757	37,148
	Keikyu Corp.	Ground Transportation	2,700	28,104
	Keio Corp.	Ground Transportation	1,910	46,360
	Keisei Electric Railway Co. Ltd.	Ground Transportation	8,100	75,788
	Kewpie Corp.	Food Products	1,910	44,575
	Keyence Corp.	Electronic Equipment, Instruments & Components	3,346	1,339,836
	Kikkoman Corp.	Food Products	13,500	125,051
	Kinden Corp.	Construction & Engineering	2,122	62,303
	Kintetsu Group Holdings Co. Ltd.	Ground Transportation	3,148	59,497
[a]	Kioxia Holdings Corp.	Semiconductors & Semiconductor Equipment	1,200	20,794
	Kirin Holdings Co. Ltd.	Beverages	13,500	188,745
	Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	1,118	41,742
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	2,700	83,704
	Kobe Steel Ltd.	Metals & Mining	5,400	58,843
	Koei Tecmo Holdings Co. Ltd.	Entertainment	2,700	44,039
	Koito Manufacturing Co. Ltd.	Automobile Components	2,700	32,235
	Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	2,737	65,694
	Kokuyo Co. Ltd.	Commercial Services & Supplies	6,180	35,374

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Komatsu Ltd.	Machinery	16,236	532,451
	Konami Group Corp.	Entertainment	1,615	255,088
[a]	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	8,100	26,311
	Kose Corp.	Personal Care Products	676	26,503
	Kotobuki Spirits Co. Ltd.	Food Products	1,686	24,016
	K’s Holdings Corp.	Specialty Retail	2,700	27,384
	Kubota Corp.	Machinery	18,900	212,232
	Kuraray Co. Ltd.	Chemicals	5,400	68,601
	Kurita Water Industries Ltd.	Machinery	1,954	77,080
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	924	23,227
	Kyocera Corp.	Electronic Equipment, Instruments & Components	24,300	291,627
	Kyoto Financial Group, Inc.	Banks	4,000	71,501
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	4,251	72,559
	Kyudenko Corp.	Construction & Engineering	815	33,690
	Kyushu Electric Power Co., Inc.	Electric Utilities	8,100	72,199
	Kyushu Financial Group, Inc.	Banks	8,100	40,835
	Kyushu Railway Co.	Ground Transportation	2,700	69,647
	LaSalle Logiport REIT	Industrial REITs	27	26,001
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	1,404	188,664
	Lion Corp.	Household Products	4,100	42,293
	Lixil Corp.	Building Products	5,400	62,357
	LY Corp.	Interactive Media & Services	48,600	178,459
	M3, Inc.	Health Care Technology	8,100	111,340
	Mabuchi Motor Co. Ltd.	Electrical Equipment	1,792	26,425
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	2,700	36,282
	Makita Corp.	Machinery	4,339	133,764
	Marubeni Corp.	Trading Companies & Distributors	26,000	524,338
	Marui Group Co. Ltd.	Consumer Finance	2,648	56,207
	Maruichi Steel Tube Ltd.	Metals & Mining	1,057	25,502
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	135	38,637
	Matsui Securities Co. Ltd.	Capital Markets	2,700	13,010
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	6,187	127,107
	Mazda Motor Corp.	Automobiles	10,800	65,004
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	1,633	67,380
	Mebuki Financial Group, Inc.	Banks	16,200	84,463
	Medipal Holdings Corp.	Health Care Providers & Services	2,700	43,684
	MEIJI Holdings Co. Ltd.	Food Products	4,148	91,520
[a]	Mercari, Inc.	Broadline Retail	2,025	37,487
	Minebea Mitsumi, Inc.	Machinery	6,523	95,579
	MISUMI Group, Inc.	Machinery	5,400	72,189
	Mitsubishi Chemical Group Corp.	Chemicals	24,300	127,518
	Mitsubishi Corp.	Trading Companies & Distributors	57,800	1,155,640
	Mitsubishi Electric Corp.	Electrical Equipment	35,083	755,604
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	19,723	369,077
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	2,660	40,799
	Mitsubishi HC Capital, Inc.	Financial Services	13,500	99,116
	Mitsubishi Heavy Industries Ltd.	Machinery	56,700	1,417,058
	Mitsubishi Logistics Corp.	Transportation Infrastructure	5,400	44,207
	Mitsubishi Materials Corp.	Metals & Mining	2,700	42,628
	Mitsubishi Motors Corp.	Automobiles	10,800	30,543
	Mitsubishi UFJ Financial Group, Inc.	Banks	199,822	2,743,238
	Mitsui & Co. Ltd.	Trading Companies & Distributors	45,289	923,997
	Mitsui Chemicals, Inc.	Chemicals	2,700	62,339
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	45,900	443,286
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	49	35,449
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	1,084	37,816
	Mitsui OSK Lines Ltd.	Marine Transportation	5,367	179,092
	Miura Co. Ltd.	Machinery	1,708	34,327
	Mizuho Financial Group, Inc.	Banks	43,259	1,195,841
[a]	Money Forward, Inc.	Software	784	26,623
	MonotaRO Co. Ltd.	Trading Companies & Distributors	4,386	86,387
	Mori Hills REIT Investment Corp., Class C	Office REITs	27	25,010
	Morinaga & Co. Ltd.	Food Products	1,294	21,276
	Morinaga Milk Industry Co. Ltd.	Food Products	1,383	30,993
	MS&AD Insurance Group Holdings, Inc.	Insurance	21,654	484,215

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	29,700	442,894
	Nabtesco Corp.	Machinery	2,700	48,254
	Nagase & Co. Ltd.	Trading Companies & Distributors	1,798	34,598
	Nagoya Railroad Co. Ltd.	Ground Transportation	2,700	30,478
	Nankai Electric Railway Co. Ltd.	Ground Transportation	2,700	40,749
	NEC Corp.	IT Services	21,600	630,900
	Nexon Co. Ltd.	Entertainment	6,900	139,008
	NGK Insulators Ltd.	Machinery	5,400	67,759
	NH Foods Ltd.	Food Products	1,612	55,711
	NHK Spring Co. Ltd.	Automobile Components	2,700	29,394
	Nichias Corp.	Building Products	965	36,904
	Nichirei Corp.	Food Products	2,732	35,652
	NIDEC Corp.	Electrical Equipment	16,154	313,697
	Nifco, Inc.	Automobile Components	1,462	34,616
	Nihon Kohden Corp.	Health Care Equipment & Supplies	2,700	32,076
	Nihon M&A Center Holdings, Inc.	Capital Markets	5,400	27,343
	Nikon Corp.	Household Durables	5,400	55,329
	Nintendo Co. Ltd.	Entertainment	17,988	1,728,502
	Nippon Accommodations Fund, Inc.	Residential REITs	33	26,890
	Nippon Building Fund, Inc.	Office REITs	135	124,210
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	1,303	30,905
	Nippon Express Holdings, Inc.	Air Freight & Logistics	3,857	77,236
	Nippon Kayaku Co. Ltd.	Chemicals	2,700	24,206
	Nippon Paint Holdings Co. Ltd.	Chemicals	16,200	130,098
	Nippon Prologis REIT, Inc.	Industrial REITs	119	65,578
	Nippon Sanso Holdings Corp.	Chemicals	3,304	124,959
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	884	19,253
	Nippon Shokubai Co. Ltd.	Chemicals	2,700	30,730
	Nippon Steel Corp.	Metals & Mining	17,600	333,004
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	486,000	518,149
	Nippon Television Holdings, Inc.	Media	965	22,354
	Nippon Yusen KK	Marine Transportation	7,347	263,881
	Nipro Corp.	Health Care Equipment & Supplies	2,700	23,861
	Nissan Chemical Corp.	Chemicals	2,726	83,057
[a]	Nissan Motor Co. Ltd.	Automobiles	35,100	85,098
	Nisshin Seifun Group, Inc.	Food Products	4,200	50,085
	Nissin Foods Holdings Co. Ltd.	Food Products	3,727	77,291
	Niterra Co. Ltd.	Automobile Components	2,636	87,596
	Nitori Holdings Co. Ltd.	Specialty Retail	1,360	131,062
	Nitto Denko Corp.	Chemicals	12,415	239,929
	NOF Corp.	Chemicals	3,790	72,562
	NOK Corp.	Automobile Components	1,100	16,198
	Nomura Holdings, Inc.	Capital Markets	51,300	338,105
	Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	8,100	47,318
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	81	82,545
	Nomura Research Institute Ltd.	IT Services	7,306	292,503
	NS Solutions Corp.	IT Services	1,200	33,879
	NSK Ltd.	Machinery	8,100	38,048
	NTT Data Group Corp.	IT Services	4,529	125,387
	Obayashi Corp.	Construction & Engineering	10,800	163,408
	OBIC Business Consultants Co. Ltd.	Software	544	32,152
	Obic Co. Ltd.	IT Services	5,870	228,022
	Odakyu Electric Railway Co. Ltd.	Ground Transportation	5,400	63,030
	Oji Holdings Corp.	Paper & Forest Products	13,500	67,834
	OKUMA Corp.	Machinery	872	22,155
	Olympus Corp.	Health Care Equipment & Supplies	18,900	224,400
	Omron Corp.	Electronic Equipment, Instruments & Components	3,412	91,982
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	8,100	87,424
	Open House Group Co. Ltd.	Household Durables	1,325	59,781
	Oracle Corp.	Software	567	67,457
	Organo Corp.	Machinery	448	27,914
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	18,900	434,931
	ORIX Corp.	Financial Services	20,100	453,640
	Orix JREIT, Inc.	Office REITs	54	70,208
	Osaka Gas Co. Ltd.	Gas Utilities	6,726	171,962

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Otsuka Corp.	IT Services	4,006	81,440
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	8,100	401,005
	PALTAC Corp.	Distributors	575	16,074
	Pan Pacific International Holdings Corp.	Broadline Retail	7,027	241,247
	Panasonic Holdings Corp.	Household Durables	40,500	436,137
	Park24 Co. Ltd.	Commercial Services & Supplies	2,700	34,581
[a]	PeptiDream, Inc.	Biotechnology	1,686	19,201
	Persol Holdings Co. Ltd.	Professional Services	32,400	63,142
	Pola Orbis Holdings, Inc.	Personal Care Products	2,700	23,926
	Rakus Co. Ltd.	Software	1,755	28,145
[a]	Rakuten Bank Ltd.	Banks	1,539	70,480
[a]	Rakuten Group, Inc.	Broadline Retail	24,300	133,978
	Recruit Holdings Co. Ltd.	Professional Services	24,194	1,429,581
	Relo Group, Inc.	Real Estate Management & Development	2,700	31,936
	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	28,658	354,939
	Rengo Co. Ltd.	Containers & Packaging	2,700	14,606
	Resona Holdings, Inc.	Banks	40,500	373,471
	Resonac Holdings Corp.	Chemicals	3,260	75,584
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	2,700	32,917
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	10,800	102,097
	Rinnai Corp.	Household Durables	1,910	47,325
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	5,400	68,675
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	3,368	47,683
	Rorze Corp.	Semiconductors & Semiconductor Equipment	1,686	23,963
	Ryohin Keikaku Co. Ltd.	Broadline Retail	4,226	202,603
	Sankyo Co. Ltd.	Leisure Products	2,700	49,871
	Sankyu, Inc.	Air Freight & Logistics	813	43,519
	Sanrio Co. Ltd.	Specialty Retail	2,989	144,189
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	5,400	61,797
	Sanwa Holdings Corp.	Building Products	3,487	115,610
	Sapporo Holdings Ltd.	Beverages	1,151	59,150
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	2,062	26,167
	SBI Holdings, Inc.	Capital Markets	4,829	168,160
	SBI Sumishin Net Bank Ltd.	Banks	787	26,616
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	1,609	130,997
	SCSK Corp.	IT Services	2,700	81,274
	Secom Co. Ltd.	Commercial Services & Supplies	7,300	261,940
	Sega Sammy Holdings, Inc.	Leisure Products	2,700	64,582
	Seibu Holdings, Inc.	Ground Transportation	3,131	111,979
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	5,400	71,516
	Seino Holdings Co. Ltd.	Ground Transportation	2,700	41,403
	Sekisui Chemical Co. Ltd.	Industrial Conglomerates	6,423	116,147
	Sekisui House Ltd.	Household Durables	10,816	238,342
	Sekisui House Reit, Inc.	Diversified REITs	81	42,562
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	40,500	651,331
	Seven Bank Ltd.	Banks	8,100	14,748
	SG Holdings Co. Ltd.	Air Freight & Logistics	8,100	90,087
[a]	Sharp Corp.	Household Durables	5,400	26,221
[a]	SHIFT, Inc.	IT Services	2,700	32,674
	Shikoku Electric Power Co., Inc.	Electric Utilities	2,700	22,571
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	4,386	108,462
	Shimamura Co. Ltd.	Specialty Retail	756	52,966
	Shimano, Inc.	Leisure Products	1,391	201,314
	Shimizu Corp.	Construction & Engineering	8,100	90,340
	Shin-Etsu Chemical Co. Ltd.	Chemicals	34,682	1,145,782
	Shionogi & Co. Ltd.	Pharmaceuticals	13,500	242,438
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	1,432	19,238
	Shiseido Co. Ltd.	Personal Care Products	6,878	122,542
	Shizuoka Financial Group, Inc.	Banks	8,100	94,097
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	778	25,369
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	3,935	82,190
	SMC Corp.	Machinery	1,000	360,276
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	2,700	51,890
	SoftBank Corp.	Wireless Telecommunication Services	507,600	783,653
	SoftBank Group Corp.	Wireless Telecommunication Services	17,499	1,273,855

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	5,400	37,702
	Sojitz Corp.	Trading Companies & Distributors	3,641	89,358
	Sompo Holdings, Inc.	Insurance	16,227	488,119
	Sony Group Corp.	Household Durables	107,526	2,776,641
	Sotetsu Holdings, Inc.	Ground Transportation	1,303	20,468
	Square Enix Holdings Co. Ltd.	Entertainment	1,407	105,151
	Stanley Electric Co. Ltd.	Automobile Components	2,700	53,338
	Subaru Corp.	Automobiles	10,836	188,708
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,598	36,453
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	5,400	42,431
	Sumitomo Bakelite Co. Ltd.	Chemicals	1,215	35,068
	Sumitomo Chemical Co. Ltd.	Chemicals	27,000	65,142
	Sumitomo Corp.	Trading Companies & Distributors	17,758	458,441
	Sumitomo Electric Industries Ltd.	Automobile Components	13,500	289,262
	Sumitomo Forestry Co. Ltd.	Household Durables	8,100	81,788
	Sumitomo Heavy Industries Ltd.	Machinery	1,885	38,660
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	4,332	106,767
	Sumitomo Mitsui Financial Group, Inc.	Banks	66,100	1,662,968
	Sumitomo Mitsui Trust Group, Inc.	Banks	11,436	303,941
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	5,833	224,807
	Sumitomo Rubber Industries Ltd.	Automobile Components	2,700	30,665
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	1,188	37,085
	Suntory Beverage & Food Ltd.	Beverages	2,779	88,693
	Suzuken Co. Ltd.	Health Care Providers & Services	908	32,738
	Suzuki Motor Corp.	Automobiles	30,858	372,360
	Sysmex Corp.	Health Care Equipment & Supplies	8,100	140,977
	T&D Holdings, Inc.	Insurance	8,135	178,531
	Taiheiyo Cement Corp.	Construction Materials	2,112	52,403
	Taisei Corp.	Construction & Engineering	2,731	158,818
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	2,700	47,385
	Takara Holdings, Inc.	Beverages	2,700	22,393
	Takasago Thermal Engineering Co. Ltd.	Building Products	1,011	49,603
	Takashimaya Co. Ltd.	Broadline Retail	5,400	42,188
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	27,604	845,635
	TBS Holdings, Inc.	Media	598	20,948
	TDK Corp.	Electronic Equipment, Instruments & Components	35,100	412,005
	TechnoPro Holdings, Inc.	Professional Services	1,922	55,979
	Teijin Ltd.	Chemicals	2,700	21,833
	Terumo Corp.	Health Care Equipment & Supplies	25,400	465,991
	THK Co. Ltd.	Machinery	1,900	50,734
	TIS, Inc.	IT Services	3,976	133,171
	Tobu Railway Co. Ltd.	Ground Transportation	3,573	61,605
	Toda Corp.	Construction & Engineering	2,700	17,118
	Toei Animation Co. Ltd.	Entertainment	1,011	22,992
	Toho Co. Ltd.	Entertainment	1,894	111,585
	Toho Gas Co. Ltd.	Gas Utilities	1,467	40,797
	Tohoku Electric Power Co., Inc.	Electric Utilities	8,100	58,909
	Tokai Carbon Co. Ltd.	Chemicals	2,700	19,038
	Tokio Marine Holdings, Inc.	Insurance	32,936	1,393,415
	Tokyo Century Corp.	Financial Services	2,700	30,384
[a]	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	27,000	89,741
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	7,900	1,513,877
	Tokyo Gas Co. Ltd.	Gas Utilities	6,635	220,118
	Tokyo Metro Co. Ltd.	Ground Transportation	5,400	62,712
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	1,925	55,973
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	648	43,125
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	3,443	61,175
	Tokyu Corp.	Ground Transportation	8,100	96,115
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	10,800	76,900
	Tomy Co. Ltd.	Leisure Products	1,736	39,120
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	3,910	106,246
	Toray Industries, Inc.	Chemicals	27,000	184,642
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	675	19,487
	Tosoh Corp.	Chemicals	5,400	78,881
	TOTO Ltd.	Building Products	2,700	67,965

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	2,700	52,768
	Toyo Suisan Kaisha Ltd.	Food Products	1,633	108,362
	Toyo Tire Corp.	Automobile Components	2,674	56,536
	Toyoda Gosei Co. Ltd.	Automobile Components	1,180	23,209
	Toyota Boshoku Corp.	Automobile Components	1,032	14,053
	Toyota Industries Corp.	Machinery	3,024	341,245
	Toyota Motor Corp.	Automobiles	190,175	3,282,262
	Toyota Tsusho Corp.	Trading Companies & Distributors	11,779	266,576
	Trend Micro, Inc.	Software	2,334	161,212
	TS Tech Co. Ltd.	Automobile Components	1,462	17,121
	Tsumura & Co.	Pharmaceuticals	1,117	26,880
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	771	60,076
	UBE Corp.	Chemicals	1,686	26,403
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	844	31,003
	Unicharm Corp.	Household Products	21,600	155,594
	United Urban Investment Corp.	Diversified REITs	54	57,983
	Ushio, Inc.	Electrical Equipment	1,686	20,917
	USS Co. Ltd.	Specialty Retail	5,400	59,385
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,783	31,347
	West Japan Railway Co.	Ground Transportation	8,100	185,165
	Workman Co. Ltd.	Specialty Retail	372	16,251
	Yakult Honsha Co. Ltd.	Food Products	4,200	78,871
	Yamada Holdings Co. Ltd.	Specialty Retail	10,800	33,893
	Yamaguchi Financial Group, Inc.	Banks	2,700	29,029
	Yamaha Corp.	Leisure Products	5,400	38,973
	Yamaha Motor Co. Ltd.	Automobiles	16,200	121,070
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	5,400	72,152
	Yamato Kogyo Co. Ltd.	Metals & Mining	658	39,914
	Yamazaki Baking Co. Ltd.	Food Products	2,700	60,357
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	459	30,213
	Yaskawa Electric Corp.	Machinery	4,583	103,720
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	4,266	113,853
	Yokohama Rubber Co. Ltd.	Automobile Components	2,700	74,246
	Zenkoku Hosho Co. Ltd.	Financial Services	2,002	44,809
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,589	96,124
	Zeon Corp.	Chemicals	2,700	27,375
	ZOZO, Inc.	Specialty Retail	8,100	87,311
	Total Common Stocks (Cost $74,227,187)			86,670,372
	Total Investments before Short-Term Investments (Cost $74,227,187)			86,670,372
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	79,305	79,305
	Total Short-Term Investments (Cost $79,305)			79,305
	Total Investments (Cost $74,306,492) 99.1%			86,749,677
	Other Assets, less Liabilities 0.9%			751,108
	Net Assets 100.0%			$ 87,500,785
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
At June 30, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	UBSW	Buy	3,100,792,728	$ 21,466,736	7/02/25	$ 208	$ —
Japanese Yen	WFS	Buy	6,201,585,456	42,933,680	7/02/25	208	—
Japanese Yen	SSBT	Buy	61,240,272	420,090	7/02/25	3,880	—
Japanese Yen	UBSW	Buy	61,240,272	420,090	7/02/25	3,880	—
Japanese Yen	WFS	Buy	122,480,544	840,167	7/02/25	7,772	—
Japanese Yen	SSBT	Sell	3,162,033,000	21,985,143	7/02/25	94,229	—
Japanese Yen	UBSW	Sell	3,162,033,000	21,985,219	7/02/25	94,306	—
Japanese Yen	WFS	Sell	6,324,066,000	43,970,907	7/02/25	189,080	—
Japanese Yen	SSBT	Sell	3,155,093,000	21,922,974	8/04/25	—	(693)
Japanese Yen	WFS	Sell	6,310,187,000	43,846,686	8/04/25	—	(655)
Japanese Yen	UBSW	Sell	3,155,093,000	21,923,294	8/04/25	—	(373)
Total Forward Exchange Contracts						$393,563	$(1,721)
Net unrealized appreciation (depreciation)							$391,842

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Mini Topix Index Futures	Long	51	$ 1,008,207	9/11/25	$ 21,637

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SSBT	–	State Street Bank & Trust Co.
UBSW	–	UBS AG
WFS	–	Wells Fargo Bank NA

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Latin America ETF	Industry	Shares	Value
	Common Stocks 80.2%
	Brazil 42.6%
	Allos SA	Real Estate Management & Development	18,400	$ 76,596
	Alupar Investimento SA, UNIT	Electric Utilities	16,640	94,361
	Ambev SA	Beverages	240,000	585,725
[a]	Ambipar Participacoes e Empreendimentos SA	Commercial Services & Supplies	4,800	144,233
	Auren Energia SA	Independent Power Producers & Energy Traders	16,000	29,814
	B3 SA - Brasil Bolsa Balcao	Capital Markets	288,000	769,358
	Banco Bradesco SA	Banks	81,600	216,938
	Banco BTG Pactual SA	Capital Markets	64,700	500,852
	Banco do Brasil SA	Banks	94,400	382,073
	Banco Santander Brasil SA	Banks	22,400	121,853
	BB Seguridade Participacoes SA	Insurance	35,200	230,889
[a]	Brava Energia	Oil, Gas & Consumable Fuels	22,400	71,413
	BRF SA	Food Products	41,600	153,508
	Caixa Seguridade Participacoes SA	Insurance	33,600	90,436
	Centrais Eletricas Brasileiras SA	Electric Utilities	64,000	471,629
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	25,200	550,047
	Cia Energetica de Minas Gerais	Electric Utilities	3,200	8,959
	Cia Paranaense de Energia - Copel	Electric Utilities	43,200	92,291
	Cia Siderurgica Nacional SA	Metals & Mining	33,600	45,803
[a]	Cosan SA	Oil, Gas & Consumable Fuels	65,600	82,453
	CPFL Energia SA	Electric Utilities	9,600	71,870
	CSN Mineracao SA	Metals & Mining	24,000	21,811
	Embraer SA	Aerospace & Defense	38,300	540,411
	Energisa SA	Electric Utilities	16,000	141,653
[a]	Eneva SA	Independent Power Producers & Energy Traders	51,200	128,050
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	14,400	119,810
	Equatorial Energia SA	Electric Utilities	56,000	368,966
[b]	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	22,400	64,887
	Grupo Mateus SA	Consumer Staples Distribution & Retail	27,200	40,716
[a,b]	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	17,600	118,831
	Hypera SA	Pharmaceuticals	16,700	83,196
	Itau Unibanco Holding SA	Banks	27,200	164,410
	Klabin SA	Containers & Packaging	49,600	167,670
	Localiza Rent a Car SA	Ground Transportation	48,000	356,360
	Lojas Renner SA	Specialty Retail	57,600	207,695
	M Dias Branco SA	Food Products	6,400	28,143
	Marfrig Global Foods SA	Food Products	14,400	60,419
	Motiva Infraestrutura de Mobilidade SA	Transportation Infrastructure	65,600	165,747
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	17,600	87,744
[a]	Natura & Co. Holding SA	Personal Care Products	49,600	100,420
	Neoenergia SA	Electric Utilities	11,200	52,451
	Petroleo Brasileiro SA - Petrobras	Oil, Gas & Consumable Fuels	204,100	1,274,819
	Porto Seguro SA	Insurance	9,600	97,093
[a]	PRIO SA	Oil, Gas & Consumable Fuels	43,200	335,605
	Raia Drogasil SA	Consumer Staples Distribution & Retail	70,400	195,031
[b]	Rede D’Or Sao Luiz SA	Health Care Providers & Services	54,400	353,042
	Rumo SA	Ground Transportation	67,200	228,151
	Santos Brasil Participacoes SA	Transportation Infrastructure	35,200	89,196
	Sao Martinho SA	Food Products	8,000	25,754
	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	73,600	151,843
	SLC Agricola SA	Food Products	9,500	31,105
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	19,200	87,384
	Suzano SA	Paper & Forest Products	37,700	353,732
	Telefonica Brasil SA	Diversified Telecommunication Services	42,600	241,105
	TIM SA	Wireless Telecommunication Services	44,800	180,994
	TOTVS SA	Software	29,500	228,147
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	8,000	51,200
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	40,000	128,549

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	4,800	3,641
	Vale SA	Metals & Mining	197,790	1,908,012
	Vibra Energia SA	Specialty Retail	60,800	241,291
	WEG SA	Electrical Equipment	82,000	642,737
				14,658,922
	Chile 6.9%
	Aguas Andinas SA, Class A	Water Utilities	142,816	52,021
	Banco de Chile	Banks	2,457,264	370,923
	Banco de Credito e Inversiones SA	Banks	4,288	180,721
	Banco Itau Chile SA	Banks	3,264	45,109
	Banco Santander Chile	Banks	3,379,424	211,833
	Cencosud SA	Consumer Staples Distribution & Retail	70,160	238,270
	Cencosud Shopping SA	Real Estate Management & Development	26,672	54,325
	Cia Cervecerias Unidas SA	Beverages	6,944	45,011
	Cia Sud Americana de Vapores SA	Marine Transportation	705,024	35,968
	Colbun SA	Independent Power Producers & Energy Traders	399,104	64,088
	Empresas CMPC SA	Paper & Forest Products	61,168	93,316
	Empresas Copec SA	Specialty Retail	21,728	147,674
	Enel Americas SA	Electric Utilities	1,049,056	101,992
	Enel Chile SA	Electric Utilities	1,369,904	101,236
	Falabella SA	Broadline Retail	46,176	244,873
	Latam Airlines Group SA	Passenger Airlines	11,549,856	233,367
	Plaza SA	Real Estate Management & Development	35,760	79,640
	Quinenco SA	Industrial Conglomerates	15,680	61,314
				2,361,681
	Colombia 0.8%
	Cementos Argos SA	Construction Materials	30,640	77,257
	Ecopetrol SA	Oil, Gas & Consumable Fuels	250,384	111,554
	Interconexion Electrica SA ESP	Electric Utilities	21,248	102,885
				291,696
	Mexico 29.6%
	Alfa SAB de CV, Class A	Food Products	213,600	156,706
	Alpek SAB de CV	Chemicals	20,016	10,828
[a]	Alsea SAB de CV	Hotels, Restaurants & Leisure	26,864	72,492
	America Movil SAB de CV	Wireless Telecommunication Services	865,088	768,377
	Arca Continental SAB de CV	Beverages	48,336	507,436
[b]	Banco del Bajio SA	Banks	44,336	106,428
	Becle SAB de CV	Beverages	26,400	31,652
	Cemex SAB de CV	Construction Materials	834,768	572,213
	Coca-Cola Femsa SAB de CV	Beverages	28,976	278,870
	Concentradora Fibra Danhos SA de CV	Diversified REITs	13,120	17,035
[a]	Controladora Alpek SAB de CV	Chemicals	229,904	37,725
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	46,496	126,921
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	10,896	59,129
	Fibra Uno Administracion SA de CV	Diversified REITs	152,864	209,731
	Fomento Economico Mexicano SAB de CV	Beverages	69,392	709,641
	Gentera SAB de CV	Consumer Finance	59,584	126,441
	Gruma SAB de CV, Class B	Food Products	9,120	156,298
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	15,024	196,031
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	22,512	513,265
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	8,160	258,747
	Grupo Bimbo SAB de CV	Food Products	67,008	185,680
	Grupo Carso SAB de CV	Industrial Conglomerates	29,792	210,966
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	13,888	109,534
	Grupo Financiero Banorte SAB de CV, Class O	Banks	159,056	1,444,066
	Grupo Financiero Inbursa SAB de CV, Class O	Banks	98,224	251,851
	Grupo Mexico SAB de CV, Class B	Metals & Mining	157,120	945,282
[a]	Industrias Penoles SAB de CV	Metals & Mining	10,352	285,896
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	87,008	158,108

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Megacable Holdings SAB de CV	Media	41,616	115,847
[c]	Operadora De Sites Mexicanos SAB de CV, Class A-1	Diversified Telecommunication Services	55,840	50,632
	Orbia Advance Corp. SAB de CV	Chemicals	47,472	32,842
	Prologis Property Mexico SA de CV	Industrial REITs	57,904	217,370
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	9,632	107,797
	Qualitas Controladora SAB de CV	Insurance	11,024	112,440
	Regional SAB de CV	Banks	13,872	113,901
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	280,832	923,868
				10,182,046
	United States 0.3%
	GCC SAB de CV	Construction Materials	9,136	86,780
	Total Common Stocks (Cost $22,571,825)			27,581,125
	Preferred Stocks 18.7%
	Brazil 16.7%
[d]	Banco Bradesco SA, 4.783%, pfd.	Banks	284,800	878,218
[d]	Bradespar SA, 11.86%, pfd.	Metals & Mining	12,800	36,820
[a]	Braskem SA, pfd.	Chemicals	11,200	18,612
[d]	Centrais Eletricas Brasileiras SA, 4.355%, pfd.	Electric Utilities	12,800	104,152
[d]	Cia Energetica de Minas Gerais, 16.667%, pfd.	Electric Utilities	88,000	174,135
[d]	Cia Paranaense de Energia - Copel, Class B, 6.188%, pfd.	Electric Utilities	56,992	130,110
[d]	Gerdau SA, 4%, pfd.	Metals & Mining	72,000	211,072
[d]	Isa Energia Brasil SA, 8.658%, pfd.	Electric Utilities	16,000	67,954
[d]	Itau Unibanco Holding SA, 6.217%, pfd.	Banks	292,800	1,982,275
[d]	Itausa SA, 7.489%, pfd.	Banks	313,600	629,171
[d]	Metalurgica Gerdau SA, 3.807%, pfd.	Metals & Mining	33,600	54,976
[d]	Petroleo Brasileiro SA - Petrobras, 10.108%, pfd.	Oil, Gas & Consumable Fuels	251,200	1,444,279
[a]	Usinas Siderurgicas de Minas Gerais SA Usiminas, pfd.	Metals & Mining	24,000	18,117
				5,749,891
	Chile 1.1%
[d]	Embotelladora Andina SA, 5.933%, pfd.	Beverages	21,872	89,065
[d]	Sociedad Quimica y Minera de Chile SA, Class B, 0.001%, pfd.	Chemicals	7,792	277,145
				366,210
	Colombia 0.9%
[d]	Grupo Cibest SA, 9.801%, pfd.	Banks	24,112	272,463
[d]	Grupo de Inversiones Suramericana SA, 3.79%, pfd.	Financial Services	5,504	50,661
				323,124
	Total Preferred Stocks (Cost $5,163,077)			6,439,225
	Total Investments before Short-Term Investments (Cost $27,734,902)			34,020,350
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	45,885	45,885

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	7,861	7,861
	Total Short-Term Investments (Cost $53,746)			53,746
	Total Investments (Cost $27,788,648) 99.0%			34,074,096
	Other Assets, less Liabilities 1.0%			339,243
	Net Assets 100.0%			$ 34,413,339
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $643,188, representing 1.9% of net assets.
[c]A portion or all of the security is on loan at June 30, 2025.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	10	$ 258,715	8/13/25	$ (2,897)
Index Contracts
Mex Bolsa Index	Long	5	154,079	9/19/25	(857)
Total Futures Contracts					$(3,754)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Mexico ETF	Industry	Shares	Value
	Common Stocks 99.9%
	Mexico 98.9%
	Alfa SAB de CV, Class A	Food Products	1,317,802	$ 966,797
	Alpek SAB de CV	Chemicals	129,466	70,037
[a]	Alsea SAB de CV	Hotels, Restaurants & Leisure	166,478	449,240
	America Movil SAB de CV	Wireless Telecommunication Services	4,420,730	3,926,522
	Arca Continental SAB de CV	Beverages	235,372	2,470,957
[b]	Banco del Bajio SA	Banks	274,626	659,236
	Becle SAB de CV	Beverages	163,476	195,995
	Cemex SAB de CV	Construction Materials	4,408,418	3,021,862
	Coca-Cola Femsa SAB de CV	Beverages	176,548	1,699,130
	Concentradora Fibra Danhos SA de CV	Diversified REITs	85,044	110,424
[a]	Controladora Alpek SAB de CV	Chemicals	1,424,354	233,723
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	289,028	788,968
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	67,450	366,027
	Fibra Uno Administracion SA de CV	Diversified REITs	944,186	1,295,432
	Fomento Economico Mexicano SAB de CV	Beverages	355,490	3,635,437
	Gentera SAB de CV	Consumer Finance	369,018	783,079
	Gruma SAB de CV, Class B	Food Products	56,506	968,397
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	92,606	1,208,309
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	109,060	2,486,524
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	50,464	1,600,173
	Grupo Bimbo SAB de CV	Food Products	415,112	1,150,281
	Grupo Carso SAB de CV	Industrial Conglomerates	183,768	1,301,317
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	86,032	678,529
	Grupo Financiero Banorte SAB de CV, Class O	Banks	771,818	7,007,316
	Grupo Financiero Inbursa SAB de CV, Class O	Banks	606,556	1,555,239
	Grupo Mexico SAB de CV, Class B	Metals & Mining	790,932	4,758,487
[a]	Industrias Penoles SAB de CV	Metals & Mining	62,206	1,717,975
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	537,168	976,126
	Megacable Holdings SAB de CV	Media	257,792	717,620
[c]	Operadora De Sites Mexicanos SAB de CV, Class A-1	Diversified Telecommunication Services	347,434	315,030
	Orbia Advance Corp. SAB de CV	Chemicals	294,120	203,480
	Prologis Property Mexico SA de CV	Industrial REITs	357,922	1,343,628
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	59,660	667,685
	Qualitas Controladora SAB de CV	Insurance	68,248	696,099
	Regional SAB de CV	Banks	85,994	706,087
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	1,406,114	4,625,767
				55,356,935
	United States 1.0%
	GCC SAB de CV	Construction Materials	56,620	537,818
	Total Common Stocks (Cost $56,498,258)			55,894,753
	Total Investments before Short-Term Investments (Cost $56,498,258)			55,894,753
	Short-Term Investments 0.4%
	Investments from Cash Collateral Received for Loaned Securities 0.4%
	United States 0.4%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	233,340	233,340

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	3,088	3,088
	Total Short-Term Investments (Cost $236,428)			236,428
	Total Investments (Cost $56,734,686) 100.3%			56,131,181
	Other Assets, less Liabilities (0.3)%			(163,284)
	Net Assets 100.0%			$ 55,967,897
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the value of this security was $659,236, representing 1.2% of net assets.
[c]A portion or all of the security is on loan at June 30, 2025.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Mex Bolsa Index	Long	2	$ 61,631	9/19/25	$ (73)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Russia ETF	Industry	Shares	Value
	Common Stocks 0.0%
[a,b]	Russia 0.0%
	Aeroflot PJSC	Passenger Airlines	174,496	$ —
	Alrosa PJSC	Metals & Mining	361,232	—
	Credit Bank of Moscow PJSC	Banks	2,127,840	—
	Federal Grid Co-Rosseti PJSC	Electric Utilities	80,095,477	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
	GMK Norilskiy Nickel PAO	Metals & Mining	288,800	—
	Inter RAO UES PJSC	Electric Utilities	6,229,280	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
	M.Video PJSC	Specialty Retail	8,000	—
	Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
	Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
	Moscow Exchange MICEX-RTS PJSC	Capital Markets	253,248	—
	Mosenergo PJSC	Electric Utilities	1,418,704	—
	Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
	Novolipetsk Steel PJSC	Metals & Mining	200,944	—
	PhosAgro PJSC	Chemicals	6,208	—
	Polyus PJSC	Metals & Mining	35,040	—
	Raspadskaya OJSC	Metals & Mining	10,720	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
	Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
	RusHydro PJSC	Electric Utilities	20,149,712	—
	Sberbank of Russia PJSC	Banks	959,968	—
	Segezha Group PJSC	Paper & Forest Products	666,096	—
	Severstal PAO	Metals & Mining	27,744	—
	Sistema AFK PAO	Wireless Telecommunication Services	499,664	—
	Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
	Surgutneftegas PAO	Oil, Gas & Consumable Fuels	634,480	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
	Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
	United Co. RUSAL International PJSC	Metals & Mining	447,600	—
	VTB Bank PJSC	Banks	177,271	—
	Total Common Stocks (Cost $21,363,101)			—
	Preferred Stocks 0.0%
[a,b]	Russia 0.0%
	Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
	Surgutneftegas PAO, pfd.	Oil, Gas & Consumable Fuels	682,080	—
	Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
	Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	27,600	—
	Total Preferred Stocks (Cost $1,113,686)			—
	Total Investments (Cost $22,476,787) 0.0%			—
	Other Assets, less Liabilities 100.0%			4,769
	Net Assets 100.0%			$ 4,769
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
	Common Stocks 100.0%
	Saudi Arabia 100.0%
	Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	23,903	$ 49,584
[a]	ACWA Power Co.	Independent Power Producers & Energy Traders	11,715	799,637
	Ades Holding Co.	Energy Equipment & Services	18,436	67,344
[a]	Advanced Petrochemical Co.	Chemicals	6,864	56,698
	Al Rajhi Bank	Banks	106,260	2,680,228
[a]	Al Rajhi Co. for Co-operative Insurance	Insurance	2,651	90,899
	Aldrees Petroleum & Transport Services Co.	Specialty Retail	2,651	90,051
	Alinma Bank	Banks	66,407	474,880
	Almarai Co. JSC	Food Products	26,554	358,962
	Arab National Bank	Banks	47,949	277,684
[b]	Arabian Centres Co.	Real Estate Management & Development	12,617	65,297
[a]	Arabian Contracting Services Co.	Media	1,045	28,977
	Arabian Drilling Co.	Energy Equipment & Services	1,452	30,933
	Arabian Internet & Communications Services Co.	IT Services	1,320	93,760
	Astra Industrial Group Co.	Industrial Conglomerates	2,013	86,306
	Bank AlBilad	Banks	39,842	279,600
[a]	Bank Al-Jazira	Banks	34,034	116,608
	Banque Saudi Fransi	Banks	65,890	313,770
	BinDawood Holding Co.	Consumer Staples Distribution & Retail	13,508	21,970
	Bupa Arabia for Cooperative Insurance Co.	Insurance	4,202	199,540
	Catrion Catering Holding Co.	Commercial Services & Supplies	2,178	70,151
	Co. for Cooperative Insurance	Insurance	3,982	167,753
	Dallah Healthcare Co.	Health Care Providers & Services	2,508	87,334
[a]	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	28,688	146,863
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	Health Care Providers & Services	2,871	31,140
	Dr. Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	5,522	399,298
	Elm Co.	IT Services	1,309	349,544
[a]	Emaar Economic City	Real Estate Management & Development	9,031	32,339
	Etihad Etisalat Co.	Wireless Telecommunication Services	20,449	323,324
	Jamjoom Pharmaceuticals Factory Co.	Pharmaceuticals	1,485	68,578
	Jarir Marketing Co.	Specialty Retail	31,878	106,586
	Leejam Sports Co. JSC	Hotels, Restaurants & Leisure	1,342	46,373
	Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	23,870	68,482
	Mouwasat Medical Services Co.	Health Care Providers & Services	4,972	100,023
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	2,596	88,391
[a]	National Industrialization Co., Class C	Chemicals	17,765	45,472
	Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	4,070	46,858
	Qassim Cement Co.	Construction Materials	2,893	39,378
[a]	Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	22,649	43,601
	Riyad Bank	Banks	79,563	609,690
	Riyadh Cables Group Co.	Electrical Equipment	3,982	150,128
	SABIC Agri-Nutrients Co.	Chemicals	12,650	361,573
	Sahara International Petrochemical Co.	Chemicals	19,261	101,787
	SAL Saudi Logistics Services	Air Freight & Logistics	2,113	105,805
[a]	Saudi Arabian Mining Co.	Metals & Mining	71,269	1,018,536
[b]	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	322,201	2,089,302
	Saudi Aramco Base Oil Co.	Chemicals	2,717	74,037
	Saudi Awwal Bank	Banks	53,757	483,032
	Saudi Basic Industries Corp.	Chemicals	48,796	711,026
	Saudi Cement Co.	Construction Materials	4,059	42,836
	Saudi Electricity Co.	Electric Utilities	42,383	166,119
	Saudi Ground Services Co.	Transportation Infrastructure	4,840	63,183
	Saudi Industrial Investment Group	Chemicals	18,051	80,713
	Saudi Investment Bank	Banks	33,209	128,568
[a]	Saudi Kayan Petrochemical Co.	Chemicals	39,842	54,922
	Saudi National Bank	Banks	157,916	1,520,844
[a]	Saudi Real Estate Co.	Real Estate Management & Development	7,205	38,325
[a]	Saudi Research & Media Group	Media	2,123	109,476
	Saudi Tadawul Group Holding Co.	Capital Markets	2,607	122,617

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Saudi Telecom Co.	Diversified Telecommunication Services	102,289	1,160,212
	Saudia Dairy & Foodstuff Co.	Food Products	825	60,184
[a]	Savola Group	Food Products	7,964	58,905
[a]	Seera Group Holding	Hotels, Restaurants & Leisure	7,447	50,395
	United Electronics Co.	Specialty Retail	2,035	47,884
	Yamama Cement Co.	Construction Materials	5,379	48,849
	Yanbu National Petrochemical Co.	Chemicals	14,938	120,285
	Total Common Stocks (Cost $17,193,982)			18,023,449
	Total Investments before Short-Term Investments (Cost $17,193,982)			18,023,449
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	157	157
	Total Short-Term Investments (Cost $157)			157
	Total Investments (Cost $17,194,139) 100.0%			18,023,606
	Other Assets, less Liabilities (0.0)%†			(2,563)
	Net Assets 100.0%			$ 18,021,043
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $2,154,599, representing 12.0% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE South Korea ETF	Industry	Shares	Value
	Common Stocks 96.1%
	South Korea 96.1%
[a]	Alteogen, Inc., Class A	Biotechnology	6,968	$ 1,920,640
	Amorepacific Corp., Class H	Personal Care Products	5,159	522,551
	Amorepacific Holdings Corp., Class A	Personal Care Products	4,154	97,725
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	1,474	132,153
	BNK Financial Group, Inc., Class H	Banks	44,756	412,872
[a]	Celltrion Pharm, Inc., Class A	Pharmaceuticals	3,484	128,172
	Celltrion, Inc., Class A	Biotechnology	26,264	3,105,909
	Cheil Worldwide, Inc., Class A	Media	12,261	182,153
	CJ CheilJedang Corp., Class A	Food Products	1,407	259,590
	CJ Corp., Class A	Industrial Conglomerates	2,345	278,877
	CJ Logistics Corp., Class A	Air Freight & Logistics	1,608	104,134
[a]	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	3,953	99,147
	Coway Co. Ltd.	Household Durables	9,447	677,586
	DB Insurance Co. Ltd., Class A	Insurance	7,772	710,053
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	5,427	114,202
	Doosan Bobcat, Inc., Class A	Machinery	8,442	364,052
[a]	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	78,457	3,976,333
[a]	Ecopro BM Co. Ltd.	Electrical Equipment	8,576	639,260
	Ecopro Co. Ltd.	Electrical Equipment	17,822	596,224
[a]	Ecopro Materials Co. Ltd.	Electrical Equipment	4,489	151,008
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	3,350	211,981
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	2,412	141,189
	Green Cross Corp.	Biotechnology	938	87,781
	GS Engineering & Construction Corp.	Construction & Engineering	11,658	179,241
	GS Holdings Corp.	Industrial Conglomerates	7,772	268,645
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	6,123	75,539
	Hana Financial Group, Inc.	Banks	49,379	3,157,534
	Hanjin Kal Corp.	Hotels, Restaurants & Leisure	5,293	463,569
	Hankook Tire & Technology Co. Ltd.	Automobile Components	12,194	359,152
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	1,072	227,173
	Hanmi Science Co. Ltd.	Health Care Providers & Services	3,484	115,651
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	7,437	562,073
[a]	Hanon Systems	Automobile Components	27,805	63,867
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	5,363	3,369,757
	Hanwha Corp.	Industrial Conglomerates	4,824	337,065
[a]	Hanwha Life Insurance Co. Ltd.	Insurance	48,441	118,267
[a]	Hanwha Ocean Co. Ltd., Class A	Machinery	17,621	1,036,683
	Hanwha Solutions Corp.	Chemicals	18,760	439,253
[a]	Hanwha Vision Co. Ltd.	Electronic Equipment, Instruments & Components	5,963	221,801
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	7,370	707,184
	HD Hyundai Electric Co. Ltd.	Electrical Equipment	3,886	1,459,841
	HD Hyundai Heavy Industries Co. Ltd.	Machinery	3,886	1,233,811
	HD Hyundai Marine Solution Co. Ltd., Class C	Machinery	2,412	367,269
	HD Hyundai Mipo	Machinery	4,020	628,497
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	7,973	2,162,210
	Hite Jinro Co. Ltd.	Beverages	5,427	82,837
	HL Mando Co. Ltd.	Automobile Components	5,695	138,619
[a]	HLB, Inc.	Health Care Equipment & Supplies	21,172	770,262
	HMM Co. Ltd.	Marine Transportation	51,858	864,556
[a]	Hotel Shilla Co. Ltd.	Specialty Retail	5,561	213,029
	HYBE Co. Ltd.	Entertainment	3,886	889,726
	Hyundai Autoever Corp.	IT Services	1,206	152,448
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	12,864	748,240
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	6,633	662,514
[a]	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	10,251	200,903
	Hyundai Mobis Co. Ltd.	Automobile Components	10,452	2,222,676
	Hyundai Motor Co.	Automobiles	24,321	3,667,252
	Hyundai Steel Co.	Metals & Mining	14,874	324,019

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	iM Financial Group Co. Ltd., Class A	Banks	25,527	237,755
	Industrial Bank of Korea	Banks	44,421	601,013
	Kakao Corp.	Interactive Media & Services	54,471	2,421,651
[a]	Kakao Games Corp.	Entertainment	6,566	93,022
	KakaoBank Corp.	Banks	33,500	744,665
[a]	Kakaopay Corp.	Financial Services	5,092	289,387
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	20,368	276,181
	KB Financial Group, Inc.	Banks	65,057	5,345,896
	KCC Corp.	Chemicals	737	170,379
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	3,886	173,050
	Kia Corp.	Automobiles	42,813	3,073,933
	Korea Aerospace Industries Ltd.	Aerospace & Defense	12,462	829,199
	Korea Electric Power Corp.	Electric Utilities	45,694	1,330,597
	Korea Gas Corp.	Gas Utilities	4,690	144,738
	Korea Investment Holdings Co. Ltd.	Capital Markets	7,303	755,408
	Korea Zinc Co. Ltd.	Metals & Mining	804	487,905
	Korean Air Lines Co. Ltd.	Passenger Airlines	32,696	554,785
[a]	Krafton, Inc.	Entertainment	4,891	1,315,525
	KT&G Corp.	Tobacco	18,291	1,730,706
	Kumho Petrochemical Co. Ltd.	Chemicals	2,680	223,002
[a]	L&F Co. Ltd.	Electrical Equipment	4,422	161,533
	LG Chem Ltd.	Chemicals	8,174	1,280,973
	LG Corp.	Industrial Conglomerates	15,209	897,034
[a]	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	51,322	340,727
	LG Electronics, Inc.	Household Durables	18,760	1,025,851
[a]	LG Energy Solution Ltd.	Electrical Equipment	7,303	1,607,136
	LG H&H Co. Ltd.	Personal Care Products	1,675	396,534
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	2,479	270,750
	LG Uplus Corp.	Diversified Telecommunication Services	37,453	396,842
	Lotte Chemical Corp.	Chemicals	3,216	140,116
	Lotte Corp.	Industrial Conglomerates	5,025	103,508
	Lotte Shopping Co. Ltd.	Broadline Retail	2,010	110,508
	LS Corp.	Electrical Equipment	3,015	440,097
	LS Electric Co. Ltd.	Electrical Equipment	2,680	593,746
	Meritz Financial Group, Inc.	Financial Services	13,400	1,116,998
	Mirae Asset Securities Co. Ltd.	Capital Markets	34,371	546,279
	Misto Holdings Corp.	Textiles, Apparel & Luxury Goods	6,432	170,379
	NAVER Corp.	Interactive Media & Services	26,532	5,160,529
	NCSoft Corp.	Entertainment	2,278	348,553
[b]	Netmarble Corp.	Entertainment	4,623	212,379
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	23,651	350,314
	NongShim Co. Ltd.	Food Products	536	156,082
	Orion Corp.	Food Products	3,886	313,276
	Otoki Corp.	Food Products	268	78,239
	Pan Ocean Co. Ltd.	Marine Transportation	42,880	118,034
[a]	Pearl Abyss Corp.	Entertainment	5,293	165,897
	Posco DX Co. Ltd.	IT Services	9,447	164,147
[a]	POSCO Future M Co. Ltd.	Electrical Equipment	5,166	483,834
	POSCO Holdings, Inc.	Metals & Mining	12,596	2,435,948
	Posco International Corp.	Trading Companies & Distributors	8,174	301,014
	S-1 Corp.	Commercial Services & Supplies	3,551	180,497
[a,b]	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	3,231	2,374,890
	Samsung C&T Corp.	Industrial Conglomerates	13,400	1,602,519
	Samsung Card Co. Ltd.	Consumer Finance	4,154	152,051
	Samsung E&A Co. Ltd.	Construction & Engineering	26,733	437,759
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	9,782	976,316
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	619,214	27,437,016
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	5,494	1,766,743
[a]	Samsung Heavy Industries Co. Ltd.	Machinery	112,426	1,396,162
	Samsung Life Insurance Co. Ltd.	Insurance	13,936	1,315,535
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	10,787	1,381,145
	Samsung SDS Co. Ltd.	IT Services	7,035	884,066
	Samsung Securities Co. Ltd.	Capital Markets	11,055	602,881
	Shinhan Financial Group Co. Ltd.	Banks	77,653	3,532,820
[a]	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	5,025	342,546

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	SK Bioscience Co. Ltd.	Biotechnology	4,690	165,936
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	96,145	20,801,971
[a,b]	SK IE Technology Co. Ltd.	Electrical Equipment	4,824	96,151
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	11,055	1,002,617
[a]	SK Square Co. Ltd.	Industrial Conglomerates	15,946	2,162,210
	SK, Inc.	Industrial Conglomerates	8,308	1,258,881
[a]	SKC Co. Ltd.	Chemicals	3,283	268,070
	S-Oil Corp.	Oil, Gas & Consumable Fuels	7,303	324,133
	Woori Financial Group, Inc.	Banks	120,600	2,006,128
	Yuhan Corp.	Pharmaceuticals	9,782	755,249
	Total Common Stocks (Cost $112,173,722)			157,315,101
	Preferred Stocks 3.5%
	South Korea 3.5%
[c]	Amorepacific Corp., 2.536%, pfd.	Personal Care Products	1,608	53,080
[c]	CJ CheilJedang Corp., 4.456%, pfd.	Food Products	201	21,893
[c]	Hanwha Corp., 2.12%, pfd.	Industrial Conglomerates	3,417	101,528
[c]	Hyundai Motor Co., 7.93%, pfd.	Automobiles	6,164	725,741
[c]	Hyundai Motor Co., 8.123%, pfd.	Automobiles	3,886	444,863
[c]	LG Chem Ltd., 0.984%, pfd.	Chemicals	1,407	111,238
[c]	LG Electronics, Inc., 1.507%, pfd.	Household Durables	3,082	83,353
[c]	LG H&H Co. Ltd., 2.7%, pfd.	Personal Care Products	402	39,169
[c]	Samsung Electronics Co. Ltd., 2.931%, pfd.	Technology Hardware, Storage & Peripherals	107,468	3,941,661
[c]	Samsung Fire & Marine Insurance Co. Ltd., 5.866%, pfd.	Insurance	469	112,593
[c]	Samsung SDI Co. Ltd., 0.994%, pfd.	Electronic Equipment, Instruments & Components	268	20,215
	Total Preferred Stocks (Cost $5,225,403)			5,655,334
	Rights 0.0%†
	South Korea 0.0%†
[a]	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	360	43,746
[a]	POSCO Future M Co. Ltd.	Electrical Equipment	578	12,849
				56,595
	Total Rights (Cost $0)			56,595
	Total Investments before Short-Term Investments (Cost $117,399,125)			163,027,030
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	715	715
	Total Short-Term Investments (Cost $715)			715
	Total Investments (Cost $117,399,840) 99.6%			163,027,745
	Other Assets, less Liabilities 0.4%			625,326
	Net Assets 100.0%			$ 163,653,071
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $2,683,420, representing 1.6% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	3	$ 231,263	9/11/25	$ 16,891

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Switzerland ETF	Industry	Shares	Value
	Common Stocks 97.9%
	Switzerland 94.0%
	ABB Ltd.	Electrical Equipment	37,856	$ 2,249,959
	Adecco Group AG	Professional Services	5,334	158,010
	Alcon AG	Health Care Equipment & Supplies	16,394	1,445,802
	Avolta AG	Specialty Retail	2,926	158,136
	Bachem Holding AG, Class B	Life Sciences Tools & Services	1,036	75,487
	Baloise Holding AG	Insurance	1,358	319,369
	Banque Cantonale Vaudoise	Banks	938	107,764
	Barry Callebaut AG	Food Products	119	129,166
	Belimo Holding AG	Building Products	322	326,854
	BKW AG	Electric Utilities	658	143,256
	Chocoladefabriken Lindt & Spruengli AG	Food Products	68	1,140,452
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	12,488	2,344,638
	Clariant AG	Chemicals	6,916	73,200
	DKSH Holding AG	Trading Companies & Distributors	1,176	91,007
	Emmi AG	Food Products	70	69,736
	EMS-Chemie Holding AG	Chemicals	226	170,068
	Flughafen Zurich AG	Transportation Infrastructure	630	178,869
	Galderma Group AG	Pharmaceuticals	4,536	655,327
	Geberit AG	Building Products	1,087	852,121
	Georg Fischer AG	Machinery	2,568	209,215
	Givaudan SA	Chemicals	253	1,220,820
	Helvetia Holding AG	Insurance	1,148	268,395
	Julius Baer Group Ltd.	Capital Markets	6,776	456,614
	Kuehne & Nagel International AG	Marine Transportation	1,526	329,068
	Logitech International SA	Technology Hardware, Storage & Peripherals	4,942	443,538
	Lonza Group AG	Life Sciences Tools & Services	2,199	1,560,848
	Nestle SA	Food Products	65,898	6,526,054
	Novartis AG	Pharmaceuticals	49,014	5,921,704
	Partners Group Holding AG	Capital Markets	712	925,779
	PSP Swiss Property AG	Real Estate Management & Development	1,512	277,517
	Roche Holding AG	Pharmaceuticals	18,382	5,967,222
	Roche Holding AG	Pharmaceuticals	756	261,181
	Sandoz Group AG	Pharmaceuticals	13,678	746,104
	Schindler Holding AG, PC	Machinery	1,344	498,090
	Schindler Holding AG	Machinery	672	242,714
	SGS SA	Professional Services	5,366	542,667
	SIG Group AG	Containers & Packaging	10,808	199,052
	Sika AG	Chemicals	5,306	1,435,820
	Sonova Holding AG	Health Care Equipment & Supplies	1,624	482,303
	Straumann Holding AG	Health Care Equipment & Supplies	3,579	465,585
	Swatch Group AG	Textiles, Apparel & Luxury Goods	924	149,860
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,708	57,248
	Swiss Life Holding AG	Insurance	938	945,777
	Swiss Prime Site AG	Real Estate Management & Development	2,562	382,369
	Swiss Re AG	Insurance	9,156	1,577,570
	Swisscom AG	Diversified Telecommunication Services	840	593,593
	Temenos AG	Software	1,848	131,751
	UBS Group AG	Capital Markets	88,802	2,995,394
[a]	VAT Group AG	Machinery	896	376,748
	Zurich Insurance Group AG	Insurance	3,976	2,770,213
				49,650,034

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	United States 3.9%
[b]	Amrize Ltd.	Construction Materials	16,506	820,738
	Holcim AG, Class B	Construction Materials	16,506	1,221,361
				2,042,099
	Total Common Stocks (Cost $43,810,396)			51,692,133
	Total Investments before Short-Term Investments (Cost $43,810,396)			51,692,133
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	385	385
	Total Short-Term Investments (Cost $385)			385
	Total Investments (Cost $43,810,781) 97.9%			51,692,518
	Other Assets, less Liabilities 2.1%			1,097,169
	Net Assets 100.0%			$ 52,789,687
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the value of this security was $376,748, representing 0.7% of net assets.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Swiss Mid Cap Future Index	Long	7	$ 1,046,570	9/19/25	$ (12,587)

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE Taiwan ETF	Industry	Shares	Value
	Common Stocks 99.2%
	China 0.8%
	Airtac International Group, Class A	Machinery	72,640	$ 2,165,872
	Silergy Corp.	Semiconductors & Semiconductor Equipment	172,670	2,101,334
				4,267,206
	Taiwan 98.3%
	Accton Technology Corp.	Communications Equipment	257,920	6,445,351
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	1,500,000	1,555,867
	Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	15,480	561,714
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	240,488	2,799,052
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	40,896	4,332,915
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,707,400	8,621,166
	Asia Cement Corp.	Construction Materials	1,206,000	1,760,780
	Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	168,549	4,287,002
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	18,950	1,239,028
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	15,600	2,533,959
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	354,980	7,825,795
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	3,340,000	1,412,057
	Capital Securities Corp., Class A	Capital Markets	856,000	574,339
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	302,760	2,197,218
	Cathay Financial Holding Co. Ltd., Class A	Insurance	4,873,700	10,477,487
	Chailease Holding Co. Ltd., Class A	Financial Services	760,321	3,292,503
	Chang Hwa Commercial Bank Ltd., Class A	Banks	3,664,000	2,345,502
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	982,000	1,270,697
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	315,390	1,403,557
	China Airlines Ltd., Class A	Passenger Airlines	1,502,000	1,110,612
	China Motor Corp., Class A	Automobiles	129,290	272,194
	China Steel Corp., Class A	Metals & Mining	5,891,000	3,791,278
	Chroma ATE, Inc.	Electronic Equipment, Instruments & Components	191,680	2,903,546
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	1,986,230	9,179,140
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	2,198,000	2,182,048
	CTBC Financial Holding Co. Ltd., Class A	Banks	8,316,000	12,440,408
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	1,005,230	14,211,967
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	419,200	3,171,409
	E.Sun Financial Holding Co. Ltd., Class A	Banks	7,909,343	8,894,356
[a]	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	97,840	1,373,216
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	143,989	4,347,470
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	36,406	2,941,194
	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	310,850	376,698
	Eternal Materials Co. Ltd., Class H	Chemicals	425,985	349,981
	Eva Airways Corp., Class H	Passenger Airlines	1,411,000	1,927,253
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	566,000	3,855,744
	Far Eastern International Bank	Banks	1,248,000	551,116
	Far Eastern New Century Corp.	Industrial Conglomerates	1,575,726	1,774,661
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	923,500	2,832,589
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	258,664	1,084,703
	First Financial Holding Co. Ltd.	Banks	5,499,450	5,468,952
	Formosa Chemicals & Fibre Corp.	Chemicals	1,744,000	1,367,164
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	619,530	763,490
	Formosa Plastics Corp.	Chemicals	2,183,620	2,605,065
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	31,640	85,025
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	381,000	203,464
	Fortune Electric Co. Ltd.	Electrical Equipment	68,382	1,317,920
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	479,580	1,042,494
	Fubon Financial Holding Co. Ltd.	Insurance	4,237,445	12,663,595
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	44,180	632,180
	Giant Manufacturing Co. Ltd.	Leisure Products	164,475	610,897
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	283,210	2,743,682
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	42,680	1,906,662
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	132,970	1,372,397

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Hiwin Technologies Corp.	Machinery	156,089	1,122,097
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	6,348,000	34,986,581
[a]	Hotai Motor Co. Ltd.	Specialty Retail	145,330	2,805,906
[a]	HTC Corp.	Technology Hardware, Storage & Peripherals	347,900	469,829
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	4,794,560	4,464,331
	Innolux Corp.	Electronic Equipment, Instruments & Components	3,829,080	1,533,624
	International Games System Co. Ltd.	Entertainment	115,596	3,395,227
	Inventec Corp.	Technology Hardware, Storage & Peripherals	1,338,000	1,937,471
	Jentech Precision Industrial Co. Ltd.	Semiconductors & Semiconductor Equipment	43,665	2,257,091
	KGI Financial Holding Co. Ltd., Class A	Insurance	8,127,000	4,159,203
	King Slide Works Co. Ltd.	Technology Hardware, Storage & Peripherals	29,824	2,077,634
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	593,500	2,072,333
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	49,840	4,060,633
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	1,024,700	3,876,125
	Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	43,336	2,002,725
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	764,920	32,731,412
	Mega Financial Holding Co. Ltd.	Banks	6,147,365	8,638,550
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	354,900	1,743,398
	momo.com, Inc.	Broadline Retail	41,081	378,296
	Nan Ya Plastics Corp.	Chemicals	2,565,010	2,397,124
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	112,200	430,179
[a]	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	590,670	1,035,270
	Nien Made Enterprise Co. Ltd.	Household Durables	86,980	1,213,349
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	299,480	5,587,313
[a]	Oneness Biotech Co. Ltd.	Pharmaceuticals	154,275	333,773
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	1,001,889	2,634,023
[a]	PharmaEssentia Corp.	Biotechnology	132,655	2,488,530
[a]	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	1,175,000	1,244,908
[a]	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	1,695,000	893,571
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	359,200	1,616,966
	President Chain Store Corp.	Consumer Staples Distribution & Retail	277,160	2,433,642
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	1,373,090	12,902,684
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	252,723	4,905,311
	Ruentex Development Co. Ltd.	Real Estate Management & Development	806,810	821,669
	Shanghai Commercial & Savings Bank Ltd.	Banks	1,979,000	3,143,421
	Shihlin Electric & Engineering Corp.	Electrical Equipment	133,200	818,479
[a]	Shin Kong Financial Holding Co. Ltd.	Insurance	7,856,000	3,038,916
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	286,080	894,122
	SinoPac Financial Holdings Co. Ltd.	Banks	5,556,642	4,603,270
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	637,200	1,404,754
	Taishin Financial Holding Co. Ltd.	Banks	6,048,800	3,261,283
	Taiwan Business Bank	Banks	3,474,760	1,825,879
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	5,288,045	4,480,320
	Taiwan Fertilizer Co. Ltd.	Chemicals	318,655	579,234
[a]	Taiwan Glass Industry Corp.	Building Products	512,000	280,433
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	1,045,000	1,010,586
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	735,840	2,896,810
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	124,570	469,078
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	3,031,189	109,991,111
	Tatung Co. Ltd.	Electrical Equipment	624,000	848,035
	TCC Group Holdings Co. Ltd.	Construction Materials	3,476,718	3,034,928
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	622,000	1,007,141
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	99,830	343,452
	U-Ming Marine Transport Corp.	Marine Transportation	223,189	369,791
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	679,320	2,651,050
	Uni-President Enterprises Corp.	Food Products	2,562,700	7,105,939
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	6,066,750	9,179,459
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	540,008	1,857,826
	Voltronic Power Technology Corp.	Electrical Equipment	35,590	1,535,102
	Walsin Lihwa Corp.	Electrical Equipment	1,566,974	1,158,655
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	150,330	418,384
	Wan Hai Lines Ltd.	Marine Transportation	480,430	1,463,723
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	181,890	539,842
[a]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	1,641,548	1,132,315
	Wistron Corp.	Technology Hardware, Storage & Peripherals	1,448,009	6,072,200

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	54,120	4,687,238
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	812,000	1,951,335
	Yageo Corp.	Electronic Equipment, Instruments & Components	201,635	3,347,699
	Yang Ming Marine Transport Corp.	Marine Transportation	911,884	2,219,463
	Yuanta Financial Holding Co. Ltd.	Financial Services	5,506,000	6,436,735
	Yulon Motor Co. Ltd.	Automobiles	295,678	340,599
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	342,460	1,178,188
				530,518,132
	United States 0.1%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	38,361	782,663
	Total Common Stocks (Cost $403,816,730)			535,568,001
	Total Investments before Short-Term Investments (Cost $403,816,730)			535,568,001
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	3,340	3,340
	Total Short-Term Investments (Cost $3,340)			3,340
	Total Investments (Cost $403,820,070) 99.2%			535,571,341
	Other Assets, less Liabilities 0.8%			4,404,165
	Net Assets 100.0%			$ 539,975,506
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin FTSE United Kingdom ETF	Industry	Shares	Value
	Common Stocks 99.4%
	Australia 3.5%
[a]	Glencore PLC	Metals & Mining	2,886,060	$ 11,216,125
	Rio Tinto PLC	Metals & Mining	278,615	16,207,403
				27,423,528
	Austria 0.2%
	Mondi PLC	Paper & Forest Products	116,905	1,905,587
	Bermuda 0.2%
	Hiscox Ltd.	Insurance	90,640	1,558,816
	Chile 0.3%
	Antofagasta PLC	Metals & Mining	91,670	2,273,092
	Ireland 1.8%
	DCC PLC	Industrial Conglomerates	26,780	1,735,079
	Experian PLC	Professional Services	247,200	12,709,912
				14,444,991
	Isle Of Man 0.3%
	Entain PLC	Hotels, Restaurants & Leisure	160,680	1,983,891
	Mexico 0.1%
	Fresnillo PLC	Metals & Mining	49,440	975,601
	Netherlands 7.2%
	Shell PLC	Oil, Gas & Consumable Fuels	1,610,920	56,369,098
	Nigeria 0.0%†
[b]	Airtel Africa PLC	Wireless Telecommunication Services	148,320	366,460
	Russia 0.0%
[a,c]	Evraz PLC	Metals & Mining	128,818	—
	South Africa 1.1%
	Anglo American PLC	Metals & Mining	286,855	8,451,468
	Switzerland 0.4%
	Coca-Cola HBC AG	Beverages	54,075	2,818,826
	United Kingdom 83.5%
	3i Group PLC	Capital Markets	253,895	14,334,502
	Admiral Group PLC	Insurance	67,465	3,023,135
	Ashtead Group PLC	Trading Companies & Distributors	115,875	7,413,868
	Associated British Foods PLC	Food Products	79,310	2,236,684
	AstraZeneca PLC	Pharmaceuticals	403,760	55,993,170
[b]	Auto Trader Group PLC	Interactive Media & Services	234,840	2,653,025
	Aviva PLC	Insurance	718,425	6,095,981
	B&M European Value Retail SA	Broadline Retail	260,590	969,168
	BAE Systems PLC	Aerospace & Defense	809,580	20,928,969
	Barclays PLC	Banks	3,841,900	17,757,984
	Barratt Redrow PLC	Household Durables	365,650	2,284,370
	Beazley PLC	Insurance	165,315	2,118,142
	Berkeley Group Holdings PLC	Household Durables	25,235	1,334,817
	BP PLC	Oil, Gas & Consumable Fuels	4,294,070	21,519,161
	British American Tobacco PLC	Tobacco	521,180	24,732,698
	British Land Co. PLC	Diversified REITs	261,105	1,346,778
	BT Group PLC	Diversified Telecommunication Services	1,514,615	4,021,381
	Bunzl PLC	Trading Companies & Distributors	87,550	2,783,399
[a]	Burberry Group PLC	Textiles, Apparel & Luxury Goods	96,305	1,559,903
	Centrica PLC	Multi-Utilities	1,348,270	2,984,799
	Coca-Cola Europacific Partners PLC	Beverages	57,680	5,303,701
	Compass Group PLC	Hotels, Restaurants & Leisure	456,805	15,442,985
[b]	ConvaTec Group PLC	Health Care Equipment & Supplies	442,385	1,748,344
	Croda International PLC	Chemicals	37,080	1,485,759

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Diageo PLC	Beverages	599,460	15,016,463
	Diploma PLC	Trading Companies & Distributors	36,050	2,414,725
	Endeavour Mining PLC	Metals & Mining	46,865	1,430,853
	GSK PLC	Pharmaceuticals	1,089,225	20,747,399
	Haleon PLC	Pharmaceuticals	2,427,710	12,455,578
	Halma PLC	Electronic Equipment, Instruments & Components	100,425	4,403,754
	Hikma Pharmaceuticals PLC	Pharmaceuticals	41,200	1,122,393
	Howden Joinery Group PLC	Trading Companies & Distributors	146,775	1,721,699
	HSBC Holdings PLC	Banks	4,751,905	57,420,781
	IMI PLC	Machinery	66,950	1,921,138
	Imperial Brands PLC	Tobacco	208,060	8,202,754
	Informa PLC	Media	352,260	3,889,751
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	39,655	4,512,493
	Intermediate Capital Group PLC	Capital Markets	73,130	1,932,119
	International Consolidated Airlines Group SA	Passenger Airlines	605,640	2,831,749
	Intertek Group PLC	Professional Services	42,745	2,776,482
	J Sainsbury PLC	Consumer Staples Distribution & Retail	467,105	1,855,001
	JD Sports Fashion PLC	Specialty Retail	678,770	825,417
	Kingfisher PLC	Specialty Retail	476,890	1,900,395
	Land Securities Group PLC	Diversified REITs	200,335	1,732,277
	Legal & General Group PLC	Insurance	1,555,300	5,426,300
	Lloyds Banking Group PLC	Banks	16,208,080	17,035,630
	London Stock Exchange Group PLC	Capital Markets	135,960	19,814,353
	M&G PLC	Financial Services	632,935	2,229,069
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	549,505	2,668,681
	Melrose Industries PLC	Aerospace & Defense	339,900	2,472,369
	National Grid PLC	Multi-Utilities	1,316,340	19,147,820
	NatWest Group PLC	Banks	2,110,470	14,790,102
	Next PLC	Broadline Retail	30,900	5,267,568
[a,c]	NMC Health PLC	Health Care Providers & Services	3,705	—
	Pearson PLC	Diversified Consumer Services	177,675	2,608,854
	Persimmon PLC	Household Durables	84,460	1,499,986
	Phoenix Group Holdings PLC	Insurance	200,335	1,807,773
	Prudential PLC	Insurance	701,430	8,771,948
	Reckitt Benckiser Group PLC	Household Products	183,340	12,448,933
	RELX PLC	Professional Services	495,430	26,728,770
	Rentokil Initial PLC	Commercial Services & Supplies	676,195	3,262,641
	Rightmove PLC	Interactive Media & Services	208,575	2,253,981
	Rolls-Royce Holdings PLC	Aerospace & Defense	2,284,540	30,291,856
	RS Group PLC	Trading Companies & Distributors	126,175	993,332
	Sage Group PLC	Software	261,105	4,474,352
	Schroders PLC	Capital Markets	198,275	981,945
	Segro PLC	Industrial REITs	362,560	3,376,483
	Severn Trent PLC	Water Utilities	71,585	2,681,957
	Smith & Nephew PLC	Health Care Equipment & Supplies	235,870	3,597,486
	Smiths Group PLC	Industrial Conglomerates	90,125	2,773,871
	Spirax Group PLC	Machinery	19,570	1,596,996
	SSE PLC	Electric Utilities	298,185	7,481,788
	St. James’s Place PLC	Capital Markets	139,565	2,264,433
	Standard Chartered PLC	Banks	511,395	8,458,532
	Taylor Wimpey PLC	Household Durables	955,325	1,554,591
	Tesco PLC	Consumer Staples Distribution & Retail	1,764,390	9,702,754
	Unilever PLC	Personal Care Products	662,805	40,191,138
	UNITE Group PLC	Residential REITs	111,755	1,297,890
	United Utilities Group PLC	Water Utilities	183,340	2,867,903
	Vodafone Group PLC	Wireless Telecommunication Services	5,238,580	5,583,580
	Weir Group PLC	Machinery	69,525	2,372,311
	Whitbread PLC	Hotels, Restaurants & Leisure	47,380	1,832,893
[a]	Wise PLC, Class A	Financial Services	186,945	2,664,271
	WPP PLC	Media	290,460	2,040,310
				656,501,394

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	United States 0.8%
	Smurfit WestRock PLC	Containers & Packaging	140,080	6,031,337
	Total Common Stocks (Cost $680,214,400)			781,104,089
	Total Investments before Short-Term Investments (Cost $680,214,400)			781,104,089
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	77,421	77,421
	Total Short-Term Investments (Cost $77,421)			77,421
	Total Investments (Cost $680,291,821) 99.4%			781,181,510
	Other Assets, less Liabilities 0.6%			4,933,823
	Net Assets 100.0%			$ 786,115,333
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $4,767,829, representing 0.6% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index	Long	38	$ 4,576,980	9/19/25	$ (59,682)

*As of period end.
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Genomic Advancements ETF	Country	Shares	Value
	Common Stocks 94.5%
	Biotechnology 47.7%
[a]	Alnylam Pharmaceuticals, Inc.	United States	1,209	$ 394,243
[a]	Argenx SE	Netherlands	189	104,229
[a]	Bavarian Nordic AS	Denmark	1,325	35,221
[a]	Beam Therapeutics, Inc.	United States	3,781	64,315
[a]	BioMarin Pharmaceutical, Inc.	United States	1,949	107,136
[a]	BioNTech SE, ADR	Germany	2,975	316,748
[a]	Bridgebio Pharma, Inc.	United States	5,876	253,726
[a]	CareDx, Inc.	United States	2,809	54,888
[a]	Catalyst Pharmaceuticals, Inc.	United States	4,631	100,493
[a]	CRISPR Therapeutics AG	Switzerland	737	35,848
[a]	Dynavax Technologies Corp.	United States	6,886	68,309
[a]	Exact Sciences Corp.	United States	3,827	203,367
[a]	GRAIL, Inc.	United States	2,279	117,186
[a]	Insmed, Inc.	United States	3,652	367,537
[a]	Ionis Pharmaceuticals, Inc.	United States	1,822	71,987
[a]	Krystal Biotech, Inc.	United States	2,720	373,891
[a]	Natera, Inc.	United States	4,229	714,447
[a]	Neurocrine Biosciences, Inc.	United States	1,022	128,455
[a]	Neurogene, Inc.	United States	1,003	14,995
[a]	PTC Therapeutics, Inc.	United States	1,586	77,460
[a]	Recursion Pharmaceuticals, Inc., Class A	United States	16,594	83,966
	Regeneron Pharmaceuticals, Inc.	United States	535	280,875
[a]	Travere Therapeutics, Inc.	United States	2,512	37,178
[a]	Twist Bioscience Corp.	United States	5,175	190,388
[a]	Ultragenyx Pharmaceutical, Inc.	United States	5,803	210,997
[a]	United Therapeutics Corp.	United States	1,109	318,671
[a]	Veracyte, Inc.	United States	3,461	93,551
[a]	Vertex Pharmaceuticals, Inc.	United States	1,035	460,782
				5,280,889
	Chemicals 3.3%
	Corteva, Inc.	United States	4,946	368,625
	Health Care Equipment & Supplies 0.1%
[a]	TransMedics Group, Inc.	United States	77	10,319
	Health Care Providers & Services 5.6%
[a]	GeneDx Holdings Corp.	United States	569	52,525
[a]	Guardant Health, Inc.	United States	7,651	398,158
	Labcorp Holdings, Inc.	United States	624	163,806
				614,489
	Health Care Technology 1.7%
[a]	Doximity, Inc., Class A	United States	1,943	119,183
[a]	Schrodinger, Inc.	United States	3,297	66,336
				185,519
	Life Sciences Tools & Services 25.5%
[a]	Adaptive Biotechnologies Corp.	United States	17,000	198,050
	Agilent Technologies, Inc.	United States	1,230	145,152
[a]	Azenta, Inc.	United States	554	17,052
[a]	Bio-Rad Laboratories, Inc., Class A	United States	141	34,026
	Bio-Techne Corp.	United States	759	39,051
	Bruker Corp.	United States	1,535	63,242
[a]	Charles River Laboratories International, Inc.	United States	968	146,875
	Danaher Corp.	United States	1,053	208,010
[a]	Evotec SE	Germany	1,213	10,258
[a]	IQVIA Holdings, Inc.	United States	620	97,706
	Lonza Group AG	Switzerland	250	177,450
[a]	Medpace Holdings, Inc.	United States	1,247	391,383
[a,b]	OmniAb, Inc., 12.5 Earnout	United States	240	—

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a,b]	OmniAb, Inc., 15.0 Earnout	United States	240	—
[a]	Qiagen NV	United States	4,097	196,902
[a]	Repligen Corp.	United States	1,061	131,967
	Revvity, Inc.	United States	860	83,179
[a,c]	Samsung Biologics Co. Ltd.	South Korea	619	454,985
[a]	Tempus AI, Inc.	United States	2,965	188,396
	Thermo Fisher Scientific, Inc.	United States	574	232,734
				2,816,418
	Pharmaceuticals 8.3%
	AstraZeneca PLC, ADR	United Kingdom	4,418	308,730
	Bristol-Myers Squibb Co.	United States	1,220	56,474
	Eli Lilly & Co.	United States	459	357,804
[a]	Ligand Pharmaceuticals, Inc.	United States	1,565	177,909
[a]	WaVe Life Sciences Ltd.	United States	2,752	17,888
				918,805
	Software 2.3%
[a]	Cadence Design Systems, Inc.	United States	823	253,607
	Total Common Stocks (Cost $10,496,994)			10,448,671
	Preferred Stock 2.4%
	Life Sciences Tools & Services 2.4%
[d]	Sartorius AG, 0.343%, pfd.	Germany	1,067	270,540
	Total Preferred Stocks (Cost $577,345)			270,540
	Total Investments (Cost $11,074,339) 96.9%			10,719,211
	Other Assets, less Liabilities 3.1%			343,358
	Net Assets 100.0%			$ 11,062,569
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the value of this security was $454,985, representing 4.1% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin High Yield Corporate ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 95.1%
	Advertising 0.8%
[a]	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30	United States	5,400,000	$ 5,161,438
	Aerospace/Defense 2.6%
	Boeing Co., 6.528%, 5/01/34	United States	3,200,000	3,478,987
	Bombardier, Inc.,
	[a] 6.75%, 6/15/33	Canada	2,050,000	2,126,775
	[a] 7.00%, 6/01/32	Canada	2,800,000	2,919,378
[a]	Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 2/15/32	Italy	4,950,000	5,016,261
[a]	TransDigm, Inc., 6.375%, 5/31/33	United States	3,000,000	3,010,219
				16,551,620
	Airlines 0.7%
[a]	OneSky Flight LLC, 8.875%, 12/15/29	United States	2,175,000	2,266,581
[a]	United Airlines, Inc., 4.375%, 4/15/26	United States	2,000,000	1,988,028
				4,254,609
	Apparel 0.9%
[a,b]	Beach Acquisition Bidco LLC, 10.00%, 7/15/33	United States	2,900,000	3,013,143
[a]	Hanesbrands, Inc., 9.00%, 2/15/31	United States	900,000	953,753
[a]	Under Armour, Inc., 7.25%, 7/15/30	United States	1,685,000	1,710,621
				5,677,517
	Auto Parts & Equipment 0.4%
	IHO Verwaltungs GmbH,
	[a] 8.00%, 11/15/32	Germany	1,200,000	1,228,266
	[a] 7.75%, 11/15/30	Germany	1,400,000	1,437,902
				2,666,168
	Automobiles & Components 1.4%
[a]	Adient Global Holdings Ltd., 7.00%, 4/15/28	United States	625,000	644,659
[a]	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	5,350,000	4,149,652
[a]	Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	1,175,000	1,170,545
[a]	ZF North America Capital, Inc., 6.875%, 4/23/32	Germany	3,000,000	2,775,093
				8,739,949
	Capital Goods 0.7%
[a]	ATS Corp., 4.125%, 12/15/28	Canada	3,000,000	2,870,841
[a]	Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	2,400,000	1,742,473
				4,613,314
	Chemicals 2.7%
[a]	Avient Corp., 6.25%, 11/01/31	United States	3,400,000	3,433,908
[a]	Cerdia Finanz GmbH, 9.375%, 10/03/31	Germany	5,000,000	5,194,850
	FMC Corp., 8.45% to 8/01/30, FRN thereafter, 11/01/55	United States	1,200,000	1,231,049
[a]	GPD Cos., Inc., 12.50%, 12/31/29	United States	3,034,976	2,925,717
[a]	Rain Carbon, Inc., 12.25%, 9/01/29	United States	4,050,000	4,348,489
				17,134,013
	Coal 0.5%
[a]	Coronado Finance Pty. Ltd., 9.25%, 10/01/29	Australia	4,150,000	3,097,894
	Commercial & Professional Services 1.5%
[a]	Gartner, Inc., senior note, 4.50%, 7/01/28	United States	800,000	792,240
	Grand Canyon University, 5.125%, 10/01/28	United States	2,800,000	2,722,619
[a]	Prime Security Services Borrower LLC/Prime Finance, Inc., first lien, 3.375%, 8/31/27	United States	3,500,000	3,393,123
[a]	PROG Holdings, Inc., 6.00%, 11/15/29	United States	2,700,000	2,595,097
				9,503,079

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Commercial Services 3.1%
[a]	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	900,000	941,024
	EquipmentShare.com, Inc.,
	[a] 8.625%, 5/15/32	United States	2,400,000	2,553,456
	[a] 9.00%, 5/15/28	United States	3,000,000	3,173,040
	Herc Holdings, Inc.,
	[a] 6.625%, 6/15/29	United States	700,000	718,801
	[a] 7.25%, 6/15/33	United States	900,000	943,606
	[a] 7.00%, 6/15/30	United States	1,300,000	1,358,477
[a]	RR Donnelley & Sons Co., 9.50%, 8/01/29	United States	4,975,000	4,978,756
[a]	United Rentals North America, Inc., 6.125%, 3/15/34	United States	4,000,000	4,125,092
[a]	Veritiv Operating Co., 10.50%, 11/30/30	United States	1,125,000	1,219,213
				20,011,465
	Construction Materials 2.6%
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	2,200,000	2,251,528
	JH North America Holdings, Inc.,
	[a] 5.875%, 1/31/31	United States	350,000	353,275
	[a] 6.125%, 7/31/32	United States	525,000	534,045
[a]	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/01/32	United States	5,400,000	5,541,930
	Quikrete Holdings, Inc.,
	[a] 6.75%, 3/01/33	United States	950,000	980,829
	[a] 6.375%, 3/01/32	United States	1,350,000	1,389,076
[a]	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	2,400,000	2,518,144
[a]	Standard Building Solutions, Inc., 6.50%, 8/15/32	United States	3,000,000	3,075,852
				16,644,679
	Consumer Discretionary Distribution & Retail 0.2%
[a]	FirstCash, Inc., 4.625%, 9/01/28	United States	1,200,000	1,179,012
	Consumer Durables & Apparel 0.2%
[a]	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30	United States	1,400,000	1,336,699
	Consumer Services 0.3%
[a,c,d]	24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22	United States	800,000	—
[a]	Station Casinos LLC, 4.50%, 2/15/28	United States	2,100,000	2,060,581
				2,060,581
	Distribution/Wholesale 0.4%
[a]	Gates Corp., 6.875%, 7/01/29	United States	2,100,000	2,183,196
[a]	RB Global Holdings, Inc., 6.75%, 3/15/28	Canada	625,000	641,887
				2,825,083
	Diversified Financial Services 7.0%
	Encore Capital Group, Inc.,
	[a] 9.25%, 4/01/29	United States	1,000,000	1,064,683
	[a] 8.50%, 5/15/30	United States	1,900,000	2,039,498
	Freedom Mortgage Holdings LLC,
	[a] 8.375%, 4/01/32	United States	925,000	935,704
	[a] 9.25%, 2/01/29	United States	4,400,000	4,573,470
[a]	GGAM Finance Ltd., 8.00%, 6/15/28	Ireland	300,000	317,547
	Jane Street Group/JSG Finance, Inc.,
	[a] 4.50%, 11/15/29	United States	1,400,000	1,359,242
	[a] 6.75%, 5/01/33	United States	2,700,000	2,777,844
	[a] 6.125%, 11/01/32	United States	3,350,000	3,384,074
	Jefferson Capital Holdings LLC,
	[a] 9.50%, 2/15/29	United States	2,100,000	2,222,501
	[a] 8.25%, 5/15/30	United States	3,200,000	3,318,207
[a]	Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31	United Kingdom	2,000,000	2,118,178
[a]	Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31	United States	5,700,000	5,793,434
	OneMain Finance Corp.,
	7.125%, 11/15/31	United States	600,000	624,681
	5.375%, 11/15/29	United States	1,000,000	984,346
	6.625%, 5/15/29	United States	1,400,000	1,439,621
[a]	PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/01/29	United States	4,700,000	4,692,433
[a]	PRA Group, Inc., 8.875%, 1/31/30	United States	1,100,000	1,135,035
[a,b]	Stonex Escrow Issuer LLC, 6.875%, 7/15/32	United States	1,170,000	1,182,710

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	StoneX Group, Inc., 7.875%, 3/01/31	United States	4,500,000	4,719,965
				44,683,173
	Electric 1.8%
[a]	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32	United Kingdom	1,600,000	1,604,032
[a]	NRG Energy, Inc., 5.75%, 7/15/29	United States	2,300,000	2,314,455
[a]	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	3,100,000	3,324,227
[a]	Vistra Operations Co. LLC, 7.75%, 10/15/31	United States	4,000,000	4,254,214
				11,496,928
	Electrical Components & Equipment 0.6%
[a]	Energizer Holdings, Inc., 4.375%, 3/31/29	United States	1,200,000	1,136,051
[a]	WESCO Distribution, Inc., 6.375%, 3/15/33	United States	2,750,000	2,844,303
				3,980,354
	Energy 3.1%
[a]	Antero Resources Corp., 7.625%, 2/01/29	United States	1,401,000	1,439,313
[a]	Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28	Spain	2,800,000	2,678,855
[a]	Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	1,900,000	1,890,097
[a]	DT Midstream, Inc., 4.125%, 6/15/29	United States	1,800,000	1,739,647
[a]	Expand Energy Corp., 6.75%, 4/15/29	United States	3,500,000	3,544,086
	Kinetik Holdings LP,
	[a] 6.625%, 12/15/28	United States	1,200,000	1,228,116
	[a] 5.875%, 6/15/30	United States	3,000,000	3,027,330
	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	900,000	900,317
	Venture Global Calcasieu Pass LLC,
	[a] 3.875%, 8/15/29	United States	1,300,000	1,226,556
	[a] 4.125%, 8/15/31	United States	2,300,000	2,130,529
				19,804,846
	Entertainment 4.7%
[a]	Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29	Czech Republic	5,000,000	5,220,444
[a]	Banijay Entertainment SAS, 8.125%, 5/01/29	France	4,300,000	4,464,716
	Caesars Entertainment, Inc.,
	[a] 7.00%, 2/15/30	United States	1,900,000	1,968,793
	[a] 6.50%, 2/15/32	United States	2,000,000	2,053,482
	[a] 4.625%, 10/15/29	United States	2,850,000	2,722,263
[a]	Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29	Canada	2,175,000	2,130,465
[a]	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30	United States	3,800,000	3,925,183
[a]	Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.625%, 5/01/32	United States	1,300,000	1,341,678
	Warnermedia Holdings, Inc., Series WI, 4.054%, 3/15/29	United States	2,200,000	2,050,312
[a]	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31	United States	4,000,000	4,268,344
				30,145,680
	Environmental Control 1.2%
[a]	Waste Pro USA, Inc., 7.00%, 2/01/33	United States	1,200,000	1,248,742
[a]	Wrangler Holdco Corp., 6.625%, 4/01/32	Canada	6,200,000	6,459,476
				7,708,218
	Financial Services 5.0%
[a]	Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29	United States	4,200,000	3,995,602
[a]	Global Net Lease, Inc., 4.50%, 9/30/28	United States	800,000	775,761
[a]	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note, 3.75%, 12/15/27	United States	2,300,000	2,201,720
	Iron Mountain, Inc.,
	[a] 7.00%, 2/15/29	United States	2,800,000	2,900,425
	[a] 5.625%, 7/15/32	United States	3,850,000	3,821,805
[a]	MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32	United States	3,100,000	3,246,819
[a]	Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29	United States	1,500,000	1,509,087
[a]	PRA Group, Inc., 5.00%, 10/01/29	United States	1,500,000	1,383,849

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	RHP Hotel Properties LP/RHP Finance Corp.,
	[a] 6.50%, 6/15/33	United States	1,050,000	1,080,840
	[a] 7.25%, 7/15/28	United States	2,000,000	2,071,584
	[a] 6.50%, 4/01/32	United States	2,300,000	2,366,981
[a]	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/31	United States	3,900,000	3,618,357
[a]	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,400,000	2,323,146
[a]	XHR LP, 6.625%, 5/15/30	United States	975,000	994,614
				32,290,590
	Food 1.0%
[a]	Chobani Holdco II LLC, 8.75%, 10/01/29	United States	2,175,524	2,335,144
[a]	Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/01/29	United States	2,700,000	2,816,943
[a]	U.S. Foods, Inc., 5.75%, 4/15/33	United States	1,100,000	1,101,595
				6,253,682
	Gas 0.9%
	Venture Global Plaquemines LNG LLC,
	6.50%, 1/15/34	United States	1,065,000	1,065,000
	[a] 7.50%, 5/01/33	United States	1,250,000	1,339,397
	[a] 7.75%, 5/01/35	United States	1,300,000	1,408,280
	6.75%, 1/15/36	United States	1,765,000	1,765,000
				5,577,677
	Hand/Machine Tools 0.4%
	Regal Rexnord Corp.,
	6.30%, 2/15/30	United States	1,000,000	1,047,971
	6.40%, 4/15/33	United States	1,400,000	1,478,931
				2,526,902
	Health Care Equipment & Services 1.6%
	CHS/Community Health Systems, Inc.,
	[a] 6.875%, 4/15/29	United States	1,000,000	798,180
	[a] senior secured note, 6.00%, 1/15/29	United States	3,600,000	3,465,642
[a]	DaVita, Inc., 4.625%, 6/01/30	United States	6,000,000	5,752,779
				10,016,601
	Healthcare-Products 1.7%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	4,100,000	4,284,500
[a]	Insulet Corp., 6.50%, 4/01/33	United States	950,000	991,126
[a]	Neogen Food Safety Corp., 8.625%, 7/20/30	United States	5,400,000	5,589,983
				10,865,609
	Healthcare-Services 3.1%
[a]	CHS/Community Health Systems, Inc., 10.875%, 1/15/32	United States	3,200,000	3,395,574
[a]	Concentra Health Services, Inc., 6.875%, 7/15/32	United States	5,300,000	5,494,052
[a]	IQVIA, Inc., 6.25%, 6/01/32	United States	3,500,000	3,596,139
	MPH Acquisition Holdings LLC,
	[a] 5.75%, 12/31/30	United States	180,055	148,471
	[a] 11.50%, 12/31/30	United States	275,573	273,495
	[a] 6.75%, 3/31/31	United States	1,544,370	1,158,185
	Tenet Healthcare Corp.,
	6.75%, 5/15/31	United States	1,400,000	1,449,321
	6.125%, 10/01/28	United States	1,800,000	1,803,647
	6.125%, 6/15/30	United States	2,300,000	2,342,859
				19,661,743
	Home Builders 1.3%
[a]	Dream Finders Homes, Inc., 8.25%, 8/15/28	United States	2,200,000	2,295,044
[a]	Forestar Group, Inc., 6.50%, 3/15/33	United States	4,500,000	4,537,260
[a]	LGI Homes, Inc., 8.75%, 12/15/28	United States	1,500,000	1,560,246
				8,392,550

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Hotels, Restaurants & Leisure 1.4%
[a]	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29	Canada	3,100,000	3,182,178
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
	[a] 4.625%, 1/15/29	United States	1,800,000	1,725,195
	[a] 6.75%, 1/15/30	United States	4,600,000	4,248,590
				9,155,963
	Household & Personal Products 0.5%
[a]	VM Consolidated, Inc., 5.50%, 4/15/29	United States	3,100,000	3,045,599
	Household Products 0.9%
[a]	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30	United States	1,500,000	1,535,627
[a]	Opal Bidco SAS, 6.50%, 3/31/32	France	3,925,000	4,008,457
				5,544,084
	Housewares 0.4%
	Newell Brands, Inc.,
	6.375%, 5/15/30	United States	300,000	292,597
	6.625%, 5/15/32	United States	1,050,000	1,004,281
	[a] 8.50%, 6/01/28	United States	1,250,000	1,315,889
				2,612,767
	Insurance 2.4%
	Acrisure LLC/Acrisure Finance, Inc.,
	[a] 7.50%, 11/06/30	United States	2,000,000	2,067,368
	[a] 8.50%, 6/15/29	United States	2,900,000	3,026,324
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
	[a] 7.375%, 10/01/32	United States	1,700,000	1,754,509
	[a] 6.75%, 4/15/28	United States	1,900,000	1,932,737
	[a] 7.00%, 1/15/31	United States	2,600,000	2,691,429
[a]	HUB International Ltd., 7.25%, 6/15/30	United States	1,400,000	1,464,078
[a]	Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	Canada	2,400,000	2,559,907
				15,496,352
	Internet 1.8%
	Cogent Communications Group LLC/Cogent Finance, Inc.,
	[a] 7.00%, 6/15/27	United States	1,600,000	1,604,346
	[a] 6.50%, 7/01/32	United States	2,950,000	2,908,580
[a]	Gen Digital, Inc., 6.25%, 4/01/33	United States	1,250,000	1,286,677
[a]	Snap, Inc., 6.875%, 3/01/33	United States	2,200,000	2,258,852
	Wayfair LLC,
	[a] 7.75%, 9/15/30	United States	1,500,000	1,513,059
	[a] 7.25%, 10/31/29	United States	2,000,000	2,005,896
				11,577,410
	Iron/Steel 0.9%
	ATI, Inc., 7.25%, 8/15/30	United States	1,500,000	1,573,114
[a]	Cleveland-Cliffs, Inc., 7.00%, 3/15/32	United States	4,600,000	4,341,992
				5,915,106
	IT Services 1.6%
[a]	CACI International, Inc., 6.375%, 6/15/33	United States	2,050,000	2,118,056
[a]	Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	5,400,000	5,663,882
[a]	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30	United States	2,450,000	2,492,701
				10,274,639
	Leisure Time 3.5%
	Carnival Corp.,
	[a] senior note, 5.75%, 3/01/27	United States	4,450,000	4,489,524
	[a] 5.75%, 3/15/30	United States	4,500,000	4,579,042
	NCL Corp. Ltd.,
	[a] 5.875%, 3/15/26	United States	358,000	359,867
	[a] 7.75%, 2/15/29	United States	1,750,000	1,861,839
	[a] 6.75%, 2/01/32	United States	2,800,000	2,862,310

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Royal Caribbean Cruises Ltd.,
	[a] 5.625%, 9/30/31	United States	1,000,000	1,006,734
	[a] 6.00%, 2/01/33	United States	2,900,000	2,957,716
	Viking Cruises Ltd.,
	[a] 9.125%, 7/15/31	United States	800,000	862,101
	[a] 5.875%, 9/15/27	United States	1,100,000	1,101,302
	[a] 7.00%, 2/15/29	United States	2,600,000	2,624,427
				22,704,862
	Machinery-Construction & Mining 0.5%
[a]	Manitowoc Co., Inc., 9.25%, 10/01/31	United States	800,000	842,954
[a]	Terex Corp., 6.25%, 10/15/32	United States	2,200,000	2,205,931
				3,048,885
	Machinery-Diversified 0.4%
[a]	Esab Corp., 6.25%, 4/15/29	United States	2,400,000	2,460,266
	Materials 1.8%
	Arcosa, Inc.,
	[a] 6.875%, 8/15/32	United States	2,200,000	2,284,579
	[a] 4.375%, 4/15/29	United States	3,000,000	2,904,386
[a]	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	200,000	89,347
[a]	Constellium SE, 3.75%, 4/15/29	United States	2,000,000	1,880,786
[a]	Magnera Corp., 4.75%, 11/15/29	United States	2,000,000	1,769,281
[a]	Novelis Corp., 4.75%, 1/30/30	United States	2,800,000	2,684,701
				11,613,080
	Media 1.6%
[a]	CSC Holdings LLC, 3.375%, 2/15/31	United States	1,250,000	867,199
[a]	Gray Media, Inc., 5.375%, 11/15/31	United States	1,250,000	938,370
[a]	McGraw-Hill Education, Inc., 7.375%, 9/01/31	United States	4,600,000	4,801,946
[a]	Sinclair Television Group, Inc., 8.125%, 2/15/33	United States	3,400,000	3,437,694
				10,045,209
	Media & Entertainment 2.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[a] 5.375%, 6/01/29	United States	3,700,000	3,689,043
	[a] 4.50%, 8/15/30	United States	5,700,000	5,437,826
	Clear Channel Outdoor Holdings, Inc.,
	[a] 7.50%, 6/01/29	United States	800,000	740,574
	[a] 7.875%, 4/01/30	United States	4,700,000	4,855,824
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27	United States	2,700,000	2,692,875
[a]	Sirius XM Radio LLC, 4.00%, 7/15/28	United States	1,500,000	1,441,708
				18,857,850
	Mining 0.6%
[a]	Constellium SE, 6.375%, 8/15/32	United States	2,900,000	2,950,199
[a]	Novelis Corp., 6.875%, 1/30/30	United States	1,100,000	1,138,012
				4,088,211
	Miscellaneous Manufacturing 0.7%
	Axon Enterprise, Inc.,
	[a] 6.25%, 3/15/33	United States	1,100,000	1,135,378
	[a] 6.125%, 3/15/30	United States	1,350,000	1,391,661
[a]	Calderys Financing LLC, 11.25%, 6/01/28	France	1,700,000	1,804,355
				4,331,394
	Office/Business Equipment 0.4%
[a]	Zebra Technologies Corp., 6.50%, 6/01/32	United States	2,300,000	2,366,590
	Oil & Gas 3.6%
[a]	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.25%, 7/15/29	United States	1,400,000	1,442,000
[a]	CITGO Petroleum Corp., 8.375%, 1/15/29	United States	900,000	938,384

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Crescent Energy Finance LLC,
	[a,b] 8.375%, 1/15/34	United States	2,570,000	2,573,365
	[a] 7.375%, 1/15/33	United States	2,900,000	2,774,678
[a]	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29	United States	1,875,000	1,843,633
	Nabors Industries, Inc.,
	[a] 8.875%, 8/15/31	United States	2,400,000	1,784,635
	[a] 9.125%, 1/31/30	United States	1,900,000	1,820,758
	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	United States	900,000	861,448
[a]	Sunoco LP, 7.25%, 5/01/32	United States	2,400,000	2,521,623
[a]	Transocean Titan Financing Ltd., 8.375%, 2/01/28	United States	1,719,048	1,747,424
	Transocean, Inc.,
	[a] 8.25%, 5/15/29	United States	1,100,000	1,017,860
	6.80%, 3/15/38	United States	1,600,000	1,126,476
	[a] 8.75%, 2/15/30	United States	2,480,000	2,552,314
				23,004,598
	Oil & Gas Services 1.2%
[a]	Aris Water Holdings LLC, 7.25%, 4/01/30	United States	3,450,000	3,562,325
[a]	Kodiak Gas Services LLC, 7.25%, 2/15/29	United States	3,600,000	3,726,184
	Oceaneering International, Inc., 6.00%, 2/01/28	United States	500,000	504,451
				7,792,960
	Packaging & Containers 1.7%
[a]	Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32	United States	4,900,000	5,031,780
[a]	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	Canada	1,675,000	1,675,000
[a]	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28	United States	800,000	812,229
[a]	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30	Canada	3,650,000	3,734,234
				11,253,243
	Pharmaceuticals 1.3%
[a]	Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	3,100,000	3,285,405
[a]	Grifols SA, 4.75%, 10/15/28	Spain	4,000,000	3,847,808
[a,d]	Par Pharmaceutical, Inc., 7.50%, 4/01/27	United States	400,000	—
	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/31	Israel	1,000,000	1,133,610
				8,266,823
	Pharmaceuticals, Biotechnology & Life Sciences 1.2%
[a]	Kedrion SpA, 6.50%, 9/01/29	Italy	6,100,000	5,858,375
	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	2,100,000	2,098,950
				7,957,325
	Pipelines 3.1%
	Hess Midstream Operations LP,
	[a] 5.875%, 3/01/28	United States	1,900,000	1,929,509
	[a] 6.50%, 6/01/29	United States	3,200,000	3,293,053
[a]	Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28	United States	3,300,000	3,482,120
[a]	Northriver Midstream Finance LP, 6.75%, 7/15/32	Canada	3,300,000	3,420,031
	Venture Global LNG, Inc.,
	[a] 8.125%, 6/01/28	United States	1,750,000	1,809,796
	[a] 8.375%, 6/01/31	United States	2,100,000	2,182,636
	[a] 9.50%, 2/01/29	United States	3,300,000	3,597,010
				19,714,155
	Real Estate Management & Development 0.1%
[a]	Greystar Real Estate Partners LLC, 7.75%, 9/01/30	United States	800,000	849,779
	Retail 1.4%
[a]	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28	United States	899,000	941,171
[a]	FirstCash, Inc., 6.875%, 3/01/32	United States	4,300,000	4,454,985
[a]	QXO Building Products, Inc., 6.75%, 4/30/32	United States	3,400,000	3,511,187
				8,907,343
	Software & Services 0.1%
[a]	Rocket Software, Inc., 6.50%, 2/15/29	United States	600,000	582,763

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Technology Hardware & Equipment 0.4%
[a]	McAfee Corp., 7.375%, 2/15/30	United States	3,100,000	2,930,628
	Telecommunication Services 2.2%
[a,c]	Altice France Holding SA, senior note, 10.50%, 5/15/27	Luxembourg	600,000	208,971
[a]	Altice France SA, first lien, 8.125%, 2/01/27	France	1,000,000	900,755
[a]	CommScope LLC, 7.125%, 7/01/28	United States	1,500,000	1,475,317
[a]	CommScope Technologies LLC, 5.00%, 3/15/27	United States	3,500,000	3,411,990
[a]	Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29	United Kingdom	3,800,000	3,824,236
[a]	Zegona Finance PLC, 8.625%, 7/15/29	United Kingdom	4,300,000	4,598,828
				14,420,097
	Telecommunications 0.7%
[a]	Iliad Holding SASU, 7.00%, 4/15/32	France	4,250,000	4,359,782
	Transportation 1.9%
[a,b]	Beacon Mobility Corp., 7.25%, 8/01/30	United States	1,275,000	1,302,823
[a]	First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29	United States	1,400,000	1,317,007
[a]	Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/01/32	United States	5,200,000	5,439,491
[a]	XPO, Inc., 7.125%, 2/01/32	United States	3,700,000	3,880,456
				11,939,777
	Utilities 1.5%
[a]	Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29	United States	3,900,000	3,643,949
[a]	TTM Technologies, Inc., 4.00%, 3/01/29	United States	4,000,000	3,825,409
[a]	Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	2,250,000	2,253,553
				9,722,911
	Total Corporate Bonds & Notes (Cost $604,876,493)			609,702,124

			Shares
	Common Stocks 0.0%†
	IT Services 0.0%†
[e]	DSG TopCo, Inc.	United States	442	6,630
	Pharmaceuticals 0.0%†
[e]	Endo, Inc.	United States	5,615	117,842
	Total Common Stocks (Cost $102,541)			124,472

			Principal Amount*
	Municipal Bonds 0.3%
	Arizona 0.3%
[a]	Maricopa County Industrial Development Authority, Grand Canyon University Obligated Group, 7.375%, 10/01/29	United States	1,545,000	1,600,945
	Total Municipal Bonds (Cost $1,553,660)			1,600,945

			Shares
	Preferred Stock 0.1%
	Aerospace/Defense 0.1%
[f]	Boeing Co., 6.00%, pfd., 10/15/27	United States	11,000	748,000
	Total Preferred Stocks (Cost $550,000)			748,000

			Principal Amount*
[f]	Senior Floating Rate Interests 0.9%
	Software 0.2%
	Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 2/15/29	United States	1,473,945	1,474,129

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Chemicals 0.4%
	Hexion Holdings Corp., 2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 11.864%, 3/15/30	United States	837,209	821,511
	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.642%, 4/23/29	United States	1,653,250	1,448,082
				2,269,593
	Media 0.0%
[d]	Diamond Sports Group LLC, 2022 First Priority Term Loan, 1 mo. USD Term SOFR + 10.00%, 14.316%, 5/25/26	United States	17,268	—
	Hotels, Restaurants & Leisure 0.3%
	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.827%, 1/27/29	United States	1,644,750	1,644,816
	IT Services 0.0%†
	Diamond Sports Group LLC, 2025 PIK Exit Term Loan, 15.00%, 1/02/28	United States	49,406	45,144
	Total Floating Rate Loans (Cost $5,649,095)			5,433,682
	Total Investments before Short-Term Investments (Cost $612,731,789)			617,609,223
	Short-Term Investments 1.7%
	U.S. Government & Agency Securities 1.7%
[g]	Federal Home Loan Bank Discount Notes, 4.158%, 07/01/25	United States	11,000,000	$10,998,729
	Total Short-Term Investments (Cost $11,000,000)			10,998,729
	Total Investments (Cost $623,731,789) 98.1%			628,607,952
	Other Assets, less Liabilities 1.9%			12,361,039
	Net Assets 100.0%			$ 640,968,991
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $578,323,481, representing 90.2% of net assets.
[b]Security purchased on a when-issued basis.
[c]Defaulted security or security for which income has been deemed uncollectible.
[d]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[e]Non-income producing.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note
PIK	–	Payment-In-Kind
SOFR	–	Secured Overnight Financing Rate
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Income Equity Focus ETF	Shares	Value
	Common Stocks 55.4%
	Communication Services 2.7%
	Verizon Communications, Inc.	56,932	$ 2,463,448
	Consumer Discretionary 4.3%
	Home Depot, Inc.	3,739	1,370,867
	Lowe’s Cos., Inc.	4,668	1,035,689
	McDonald’s Corp.	3,616	1,056,487
	Starbucks Corp.	5,358	490,953
			3,953,996
	Consumer Staples 7.2%
	Coca-Cola Co.	14,350	1,015,263
	Nestle SA, ADR	4,849	481,603
	PepsiCo, Inc.	17,057	2,252,206
	Philip Morris International, Inc.	6,365	1,159,257
	Procter & Gamble Co.	10,701	1,704,883
			6,613,212
	Energy 6.1%
	Chevron Corp.	16,340	2,339,725
	Exxon Mobil Corp.	12,129	1,307,506
	Schlumberger NV	25,621	865,990
	TotalEnergies SE, ADR	17,456	1,071,624
			5,584,845
	Financials 5.4%
	Fifth Third Bancorp	11,581	476,327
	JPMorgan Chase & Co.	5,664	1,642,050
	Morgan Stanley	10,268	1,446,350
	PNC Financial Services Group, Inc.	2,688	501,097
	U.S. Bancorp	21,120	955,680
			5,021,504
	Health Care 5.9%
	AbbVie, Inc.	2,500	464,050
	AstraZeneca PLC, ADR	7,282	508,866
	Johnson & Johnson	17,473	2,669,001
	Merck & Co., Inc.	23,222	1,838,254
			5,480,171
	Industrials 9.5%
[a]	Boeing Co.	1,455	304,866
	Honeywell International, Inc.	4,422	1,029,795
	Johnson Controls International PLC	20,107	2,123,701
	Lockheed Martin Corp.	3,819	1,768,732
	RTX Corp.	11,105	1,621,552
	Union Pacific Corp.	5,580	1,283,847
	United Parcel Service, Inc., Class B	6,069	612,605
			8,745,098
	Information Technology 5.4%
	Analog Devices, Inc.	5,725	1,362,664
	Cisco Systems, Inc.	17,960	1,246,065
	International Business Machines Corp.	4,069	1,199,460
	Texas Instruments, Inc.	5,600	1,162,672
			4,970,861
	Materials 4.2%
	Air Products & Chemicals, Inc.	5,769	1,627,204
	Albemarle Corp.	4,508	282,516
	Freeport-McMoRan, Inc.	10,931	473,859

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Rio Tinto PLC, ADR	25,021	1,459,475
			3,843,054
	Utilities 4.7%
	Duke Energy Corp.	6,764	798,152
	Sempra	11,024	835,288
	Southern Co.	29,483	2,707,424
			4,340,864
	Total Common Stocks (Cost $46,967,692)		51,017,053
	Preferred Stocks 4.4%
	Industrials 1.3%
	Boeing Co., 6.00%, pfd.	17,884	1,216,112
	Information Technology 0.6%
	Hewlett Packard Enterprise Co., 7.625%, pfd.	9,697	570,960
	Materials 1.1%
	Albemarle Corp., 7.25%, pfd.	29,600	950,160
	Utilities 1.4%
	NextEra Energy, Inc., 7.299%, pfd.	26,400	1,243,176
	Total Preferred Stocks (Cost $4,090,798)		3,980,408
	Equity-Linked Securities 38.8%
	Other 38.8%
[b]	Barclays Bank PLC into AbbVie Inc., 8.00%, 10/9/25	10,000	1,864,197
[b]	Barclays Bank PLC into Microchip Technology Inc., 10.00%, 10/14/25	19,000	1,355,088
[b]	Barclays Bank PLC into RTX Corp., 7.50%, 10/16/25	9,405	1,193,494
[b]	BNP Paribas Issuance BV into Hewlett Packard Enterprise, 12.00%, 9/24/25	50,000	999,900
[b]	BNP Paribas Issuance BV into Pfizer Inc., 10.50%, 7/23/25	42,000	1,024,777
[b]	BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	7,100	702,779
[b]	BNP Paribas SA into Applied Materials Inc., 10.00%, 12/10/25	3,300	595,811
[b]	Citigroup Global Markets Holdings, Inc. into Alphabet Inc., 8.50%, 8/20/25	6,000	1,047,779
[b]	Citigroup Global Markets Holdings, Inc. into Analog Devices Inc., 9.00%, 7/8/25	8,100	1,930,135
[b]	Citigroup Global Markets Holdings, Inc. into Newmont Corp., 9.50%, 2/18/26	15,000	722,748
[b]	Citigroup Global Markets Holdings, Inc. into The Home Depot Inc., 7.50%, 7/21/25	3,300	1,204,997
[b]	JPMorgan Chase Bank NA into Comcast Corp., 8.50%, 9/2/25	38,000	1,362,035
[b]	JPMorgan Chase Bank NA into CVS Health Corp., 9.00%, 11/25/25	7,000	456,860
[b]	JPMorgan Chase Bank NA into Exxon Mobil Corp., 8.50%, 11/3/25	11,000	1,191,454
[b]	Merrill Lynch BV into Dell Technologies Inc., 12.00%, 3/9/26	7,000	855,265
[b]	Merrill Lynch BV into Microsoft Inc., 6.00%, 2/13/26	2,000	920,405
[b]	Merrill Lynch BV into Morgan Stanley, 9.00%, 7/14/25	18,000	1,938,918
[b]	Mizuho Markets Cayman LP into NextEra Energy Inc., 8.50%, 10/14/25	17,500	1,238,678
[b]	Mizuho Markets Cayman LP into S&P 500 Index, 8.00%, 9/23/25	165	1,010,076
[b]	Royal Bank of Canada into Freeport-McMoRan Inc., 10.00%, 7/8/25	35,300	1,521,471
[b]	Royal Bank of Canada into Medtronic PLC, 8.00%, 8/7/25	6,500	556,810
[b]	Royal Bank of Canada into Nike Inc., Class B, 10.00%, 12/24/25	8,000	581,325
[b]	Royal Bank of Canada into Oracle Corp., 10.00%, 5/13/26	800	130,985
[b]	Royal Bank of Canada into Texas Instruments Inc., 8.50%, 7/15/25	11,000	2,279,470
[b]	Toronto-Dominion Bank into Apple Inc., 7.00%, 4/13/26	5,000	1,037,678
[b]	Toronto-Dominion Bank into Starbucks Corp., 9.00%, 1/12/26	20,000	1,861,046
[b]	UBS AG into Bank of America Corp., 8.00%, 1/28/26	22,000	1,038,842
[b]	UBS AG into IBM US, 8.00%, 8/27/25	8,000	1,728,776
[b]	Wells Fargo Bank NA into Broadcom Inc., 9.50%, 8/20/25	8,000	1,573,208
[b]	Wells Fargo Bank NA into Salesforce.com, inc., 9.00%, 6/15/26	2,500	672,914
[b]	Wells Fargo Bank NA into UnitedHealth Group, 7.00%, 7/14/25	3,550	1,111,628
			35,709,549
	Total Equity-Linked Securities (Cost $36,229,853)		35,709,549
	Total Investments before Short-Term Investments (Cost $87,288,343)		90,707,010

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
		Country	Principal Amount*
	Short-Term Investments 1.0%
	U.S. Government & Agency Securities 1.0%
[c]	Federal Home Loan Bank Discount Notes, 4.158%, 7/01/25	United States	$ 940,000	939,891
	Total Short-Term Investments (Cost $940,000)			939,891
	Total Investments (Cost $88,228,343) 99.6%			91,646,901
	Other Assets, less Liabilities 0.4%			404,945
	Net Assets 100.0%			$ 92,051,846
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $35,709,549, representing 38.8% of net assets.
[c]The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Income Focus ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 29.6%
	Advertising 0.2%
	Clear Channel Outdoor Holdings, Inc.,
	[a] 5.125%, 8/15/27	United States	820,000	$ 811,184
	[a] 9.00%, 9/15/28	United States	750,000	786,381
				1,597,565
	Aerospace & Defense 1.2%
	Boeing Co.,
	5.15%, 5/01/30	United States	3,060,000	3,116,798
	6.528%, 5/01/34	United States	1,500,000	1,630,775
[a]	Bombardier, Inc., 7.25%, 7/01/31	Canada	600,000	630,570
	TransDigm, Inc.,
	[a] 6.75%, 8/15/28	United States	600,000	613,434
	[a] 6.00%, 1/15/33	United States	2,500,000	2,515,197
				8,506,774
	Agriculture 0.3%
	BAT Capital Corp.,
	7.75%, 10/19/32	United Kingdom	850,000	984,228
	6.421%, 8/02/33	United Kingdom	500,000	543,273
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	500,000	516,561
				2,044,062
	Airlines 1.5%
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	5,000,000	5,245,795
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29	United States	1,000,000	999,748
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	1,900,000	1,905,299
[a]	JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31	United States	750,000	730,130
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	664,000	665,286
[a]	United Airlines, Inc., 4.625%, 4/15/29	United States	1,065,000	1,034,493
				10,580,751
	Apparel 0.4%
[a,b]	Beach Acquisition Bidco LLC, 10.00%, 7/15/33	United States	2,500,000	2,597,537
[a]	Hanesbrands, Inc., 9.00%, 2/15/31	United States	350,000	370,904
				2,968,441
	Auto Manufacturers 1.3%
	Ford Motor Co.,
	3.25%, 2/12/32	United States	1,750,000	1,476,073
	6.10%, 8/19/32	United States	2,300,000	2,297,768
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	1,260,000	1,330,634
	General Motors Financial Co., Inc.,
	6.40%, 1/09/33	United States	2,000,000	2,105,279
	5.80%, 1/07/29	United States	850,000	875,715
[a]	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 1/15/31	United States	1,000,000	983,147
				9,068,616
	Auto Parts & Equipment 0.2%
[a]	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	1,250,000	969,545
	Banks 2.3%
	Bank of America Corp., 4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	1,500,000	1,476,534
	Barclays PLC,
	7.437% to 11/02/32, FRN thereafter, 11/02/33	United Kingdom	1,465,000	1,663,242
	7.625% to 3/15/35, FRN thereafter, 12/31/99	United Kingdom	1,000,000	1,006,793
	Citigroup, Inc.,
	6.27% to 11/17/32, FRN thereafter, 11/17/33	United States	500,000	538,566
	6.174% to 5/25/33, FRN thereafter, 5/25/34	United States	495,000	518,379
	6.02% to 1/24/35, FRN thereafter, 1/24/36	United States	1,000,000	1,027,445

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Goldman Sachs Group, Inc.,
	6.561% to 10/24/33, FRN thereafter, 10/24/34	United States	825,000	912,538
	6.85% to 2/10/30, FRN thereafter, 12/31/99	United States	1,000,000	1,034,488
	JPMorgan Chase & Co.,
	5.04% to 1/23/27, FRN thereafter, 1/23/28	United States	980,000	989,608
	Series OO, 6.50% to 4/01/30, FRN thereafter, 12/31/99	United States	1,000,000	1,035,274
	KeyBank NA, 4.90%, 8/08/32	United States	615,000	593,722
	Morgan Stanley,
	6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	1,148,000	1,246,759
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	1,400,000	1,424,673
	PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	512,741
	Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	527,153
	U.S. Bancorp, 5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	300,000	315,233
	Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	1,101,000	1,127,002
				15,950,150
	Chemicals 0.8%
	Celanese U.S. Holdings LLC, 6.629%, 7/15/32	United States	2,500,000	2,622,680
[a]	Rain Carbon, Inc., 12.25%, 9/01/29	United States	500,000	536,851
	SCIH Salt Holdings, Inc.,
	[a] 4.875%, 5/01/28	United States	1,155,000	1,126,026
	[a] senior unsecured note, 144A, 6.625%, 5/01/29	United States	1,250,000	1,223,173
				5,508,730
	Commercial Services & Supplies 0.5%
[a]	Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	538,841
[a]	Herc Holdings, Inc., 7.00%, 6/15/30	United States	1,000,000	1,044,982
[a]	RR Donnelley & Sons Co., 9.50%, 8/01/29	United States	1,500,000	1,501,133
[a]	United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	497,093
				3,582,049
	Construction Materials 0.3%
	Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	790,212
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	500,000	511,711
[a]	Quikrete Holdings, Inc., 6.375%, 3/01/32	United States	1,000,000	1,028,945
				2,330,868
	Electric 2.8%
	American Electric Power Co., Inc., 5.625%, 3/01/33	United States	300,000	312,022
	Calpine Corp.,
	[a] senior note, 5.125%, 3/15/28	United States	1,500,000	1,499,257
	[a] 4.625%, 2/01/29	United States	750,000	741,220
	[a] senior secured bond, 144A, 3.75%, 3/01/31	United States	1,000,000	949,378
	Dominion Energy, Inc., Series C, 3.375%, 4/01/30	United States	300,000	285,218
	NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	United States	500,000	505,019
	NRG Energy, Inc.,
	[a] 3.625%, 2/15/31	United States	1,320,000	1,215,726
	[a] 7.00%, 3/15/33	United States	750,000	823,943
	[a] 6.25%, 11/01/34	United States	1,500,000	1,529,210
	Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	1,800,000	1,783,013
	PG&E Corp., 5.25%, 7/01/30	United States	1,000,000	953,267
	Southern Co.,
	5.70%, 10/15/32	United States	480,000	504,673
	Series 2025, 6.375% to 12/15/34, FRN thereafter, 3/15/55	United States	1,000,000	1,031,473
[a]	Vistra Corp., 8.00% to 10/15/26, FRN thereafter, 12/31/99	United States	2,000,000	2,049,746
	Vistra Operations Co. LLC,
	[a] 4.375%, 5/01/29	United States	1,500,000	1,462,947
	[a] 3.70%, 1/30/27	United States	535,000	528,156
	[a] 7.75%, 10/15/31	United States	500,000	531,777
	[a] 6.95%, 10/15/33	United States	800,000	879,180
	[a] 6.875%, 4/15/32	United States	1,400,000	1,464,585
				19,049,810

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Entertainment 0.8%
	Caesars Entertainment, Inc.,
	[a] 8.125%, 7/01/27	United States	161,000	161,149
	[a] 4.625%, 10/15/29	United States	855,000	816,679
	[a] 6.00%, 10/15/32	United States	3,000,000	2,944,011
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
	[a] 7.125%, 2/15/31	United States	700,000	746,960
	[a] 6.25%, 3/15/33	United States	800,000	805,629
				5,474,428
	Financial Services 0.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	5.75%, 6/06/28	Ireland	500,000	517,431
	4.95%, 9/10/34	Ireland	750,000	734,049
	Capital One Financial Corp.,
	3.75%, 7/28/26	United States	600,000	594,274
	4.927% to 5/10/27, FRN thereafter, 5/10/28	United States	765,000	770,896
	5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	1,000,000	1,032,029
	Charles Schwab Corp.,
	5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	520,715
	6.196% to 11/17/28, FRN thereafter, 11/17/29	United States	500,000	530,690
[a]	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29	United Kingdom	500,000	522,360
				5,222,444
	Food 0.3%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	530,000	545,129
	Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	1,000,000	1,058,530
[a]	Post Holdings, Inc., 6.25%, 2/15/32	United States	700,000	720,254
				2,323,913
	Gas 0.3%
[a]	Venture Global Plaquemines LNG LLC, 7.75%, 5/01/35	United States	2,000,000	2,166,584
	Hand/Machine Tools 0.1%
	Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	528,190
	Health Care Providers & Services 4.2%
	Centene Corp., 2.50%, 3/01/31	United States	2,030,000	1,749,153
[a]	CHS/Community Health Systems, Inc., 10.875%, 1/15/32	United States	10,000,000	10,611,170
	DaVita, Inc.,
	[a] 4.625%, 6/01/30	United States	1,520,000	1,457,371
	[a] 6.875%, 9/01/32	United States	500,000	518,403
	[a] 6.75%, 7/15/33	United States	1,000,000	1,033,222
[a]	Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	558,174
	HCA, Inc., 5.625%, 9/01/28	United States	2,935,000	3,022,268
	Tenet Healthcare Corp.,
	6.125%, 10/01/28	United States	3,375,000	3,381,837
	6.125%, 6/15/30	United States	3,500,000	3,565,220
	6.75%, 5/15/31	United States	2,500,000	2,588,072
	UnitedHealth Group, Inc., 5.35%, 2/15/33	United States	500,000	515,332
				29,000,222
	Healthcare-Products 0.3%
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	505,160
[a]	Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	1,089,528
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/29	United States	450,000	462,840
				2,057,528
	Housewares 0.1%
[a]	Newell Brands, Inc., 8.50%, 6/01/28	United States	750,000	789,533
	Insurance 0.2%
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	541,777
[a]	Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	509,965
				1,051,742

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Internet 0.2%
	Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	517,376
	Netflix, Inc., 5.875%, 11/15/28	United States	945,000	996,400
				1,513,776
	Iron/Steel 0.4%
	ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	533,385
	Cleveland-Cliffs, Inc.,
	[a] 6.75%, 4/15/30	United States	1,000,000	968,214
	[a] 7.00%, 3/15/32	United States	1,000,000	943,911
				2,445,510
	IT Services 0.5%
	Dell International LLC/EMC Corp., 5.75%, 2/01/33	United States	300,000	315,331
	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	United States	750,000	727,852
	HP, Inc., 5.50%, 1/15/33	United States	750,000	765,889
[a]	McAfee Corp., 7.375%, 2/15/30	United States	2,000,000	1,890,727
				3,699,799
	Leisure Time 0.4%
[a]	Carnival Corp., 6.125%, 2/15/33	United States	2,000,000	2,047,554
[a]	NCL Corp. Ltd., 6.75%, 2/01/32	United States	300,000	306,676
[a]	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32	United States	600,000	617,103
				2,971,333
	Lodging 0.3%
[a]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	775,000	776,107
[a]	Wynn Macau Ltd., 5.50%, 1/15/26	Macau	980,000	981,040
				1,757,147
	Media 1.0%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[a] 5.00%, 2/01/28	United States	1,350,000	1,338,484
	[a] 4.75%, 3/01/30	United States	1,200,000	1,163,457
	[a] 5.375%, 6/01/29	United States	1,250,000	1,246,298
	[a] 5.125%, 5/01/27	United States	2,000,000	1,994,936
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	United States	600,000	599,966
[a]	Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	519,060
				6,862,201
	Mining 0.5%
[a]	Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	825,000	786,982
	FMG Resources August 2006 Pty. Ltd.,
	[a] 4.375%, 4/01/31	Australia	1,000,000	935,121
	[a] 6.125%, 4/15/32	Australia	770,000	783,765
	Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	787,604
				3,293,472
	Oil & Gas 0.8%
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
	[a] 8.125%, 1/15/27	United States	2,625,000	2,611,319
	[a] 9.25%, 7/15/29	United States	300,000	309,000
	[a] 9.75%, 7/15/28	United States	500,000	498,858
[a]	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35	United States	500,000	489,391
[a]	Matador Resources Co., 6.50%, 4/15/32	United States	450,000	450,531
	Occidental Petroleum Corp., 6.625%, 9/01/30	United States	1,000,000	1,058,050
				5,417,149
	Oil & Gas Services 0.3%
[a]	Weatherford International Ltd., 8.625%, 4/30/30	United States	2,040,000	2,104,030
	Packaging & Containers 1.4%
[a]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29	United States	1,150,000	1,050,890
[a]	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	3,135,000	1,400,514

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32	United States	1,500,000	1,540,341
	Mauser Packaging Solutions Holding Co.,
	[a] 9.25%, 4/15/27	United States	3,000,000	2,981,170
	[a] 7.875%, 4/15/27	United States	2,500,000	2,544,105
				9,517,020
	Personal Care Products 0.3%
[a]	Opal Bidco SAS, 6.50%, 3/31/32	France	2,000,000	2,042,526
	Pharmaceuticals 0.4%
	AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	505,063
	CVS Health Corp., 5.25%, 2/21/33	United States	1,000,000	1,007,066
[a]	Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	500,000	529,904
	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	Israel	600,000	623,495
				2,665,528
	Pipelines 1.5%
	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	United States	800,000	771,989
	Kinder Morgan, Inc.,
	5.20%, 6/01/33	United States	515,000	517,705
	5.40%, 2/01/34	United States	775,000	785,222
	Venture Global LNG, Inc.,
	[a] 8.125%, 6/01/28	United States	3,500,000	3,619,592
	[a] 9.00% to 9/30/29, FRN thereafter, 12/31/99	United States	3,000,000	2,919,446
	Williams Cos., Inc., 3.50%, 11/15/30	United States	1,600,000	1,513,265
				10,127,219
	Real Estate Management & Development 0.4%
	American Tower Corp., 5.55%, 7/15/33	United States	1,250,000	1,290,001
	Crown Castle, Inc., 5.10%, 5/01/33	United States	300,000	298,938
	Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	509,093
	VICI Properties LP, 5.125%, 5/15/32	United States	800,000	797,553
				2,895,585
	Retail 0.5%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	675,000	705,375
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
	[a] 4.625%, 1/15/29	United States	1,315,000	1,260,351
	[a] 6.75%, 1/15/30	United States	800,000	738,885
	Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	1,000,000	1,011,403
				3,716,014
	Semiconductors 0.3%
[a]	Broadcom, Inc., 3.469%, 4/15/34	United States	1,315,000	1,175,171
	Micron Technology, Inc., 5.327%, 2/06/29	United States	350,000	358,381
	NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	516,531
				2,050,083
	Software 0.4%
[a]	Cloud Software Group, Inc., 6.50%, 3/31/29	United States	900,000	908,962
	Fiserv, Inc., 5.60%, 3/02/33	United States	400,000	414,938
	Oracle Corp.,
	2.875%, 3/25/31	United States	650,000	593,072
	6.25%, 11/09/32	United States	720,000	779,410
				2,696,382
	Telecommunications 1.1%
	CommScope LLC,
	[a] 8.25%, 3/01/27	United States	1,600,000	1,595,067
	[a] 9.50%, 12/15/31	United States	4,100,000	4,296,585
	Sprint LLC, 7.625%, 3/01/26	United States	470,000	474,547
	T-Mobile USA, Inc., 5.05%, 7/15/33	United States	900,000	906,475
				7,272,674
	Total Corporate Bonds & Notes (Cost $199,905,704)			203,819,393

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	U.S. Government & Agency Securities 12.7%
	Federal Home Loan Mortgage Corp.,
	5.00%, 5/01/53	United States	955,399	938,896
	5.00%, 11/01/54	United States	4,454,170	4,369,293
	5.50%, 7/01/53	United States	457,897	459,085
	5.50%, 11/01/53	United States	460,160	461,345
	5.50%, 11/01/54	United States	1,872,387	1,873,763
	5.50%, 1/01/55	United States	1,943,603	1,944,576
	5.50%, 2/01/55	United States	1,222,838	1,223,450
	5.50%, 5/01/55	United States	4,935,339	4,937,810
	6.00%, 1/01/55	United States	2,320,939	2,360,218
	6.00%, 2/01/55	United States	2,517,848	2,560,289
	Federal National Mortgage Association,
	5.00%, 5/01/53	United States	942,917	927,368
	5.00%, 11/01/53	United States	1,428,518	1,403,842
	5.50%, 11/01/54	United States	1,890,888	1,892,278
	Government National Mortgage Association,
	5.50%, 3/20/55	United States	3,228,332	3,235,547
	5.50%, 5/20/55	United States	1,795,946	1,799,960
	5.50%, 6/20/55	United States	1,350,000	1,353,017
	6.00%, 1/20/55	United States	2,438,125	2,476,396
	6.00%, 3/20/55	United States	4,088,986	4,153,171
	6.00%, 5/20/55	United States	872,645	886,542
	6.00%, 6/20/55	United States	1,300,000	1,320,703
	U.S. Treasury Bonds,
	4.50%, 11/15/54	United States	2,000,000	1,906,562
	4.625%, 2/15/55	United States	11,000,000	10,711,250
	4.75%, 2/15/45	United States	7,000,000	6,965,000
	U.S. Treasury Notes,
	4.00%, 2/15/34	United States	4,000,000	3,959,531
	4.25%, 1/31/30	United States	7,000,000	7,139,727
	4.25%, 11/15/34	United States	4,000,000	4,014,375
	4.25%, 5/15/35	United States	10,000,000	10,016,406
	4.625%, 4/30/29	United States	2,500,000	2,578,711
	Total U.S. Government & Agency Securities (Cost $87,188,405)			87,869,111
[c]	Senior Floating Rate Interests 0.3%
	Computers & Peripherals 0.3%
	Twitter, Inc., Term Loan, 1 mo. USD Term SOFR + 6.50%, 10.927%, 10/26/29	United States	1,989,796	1,946,428
	Health Care Providers & Services 0.0%†
	MPH Acquisition Holdings LLC, 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.03%, 12/31/30	United States	165,284	163,135
	Total Floating Rate Loans (Cost $2,098,570)			2,109,563

			Shares
	Common Stocks 35.4%
	Aerospace & Defense 1.7%
	Lockheed Martin Corp.	United States	15,383	7,124,483
	RTX Corp.	United States	32,305	4,717,176
				11,841,659
	Banks 3.3%
	Bank of America Corp.	United States	79,815	3,776,846
	JPMorgan Chase & Co.	United States	43,519	12,616,593
	Truist Financial Corp.	United States	97,123	4,175,318
	U.S. Bancorp	United States	50,792	2,298,338
				22,867,095
	Beverages 2.1%
	Coca-Cola Co.	United States	81,859	5,791,524
	PepsiCo, Inc.	United States	64,461	8,511,431
				14,302,955

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Biotechnology 1.0%
AbbVie, Inc.	United States	36,855	6,841,025
Building Products 1.0%
Johnson Controls International PLC	United States	62,392	6,589,843
Capital Markets 0.4%
Morgan Stanley	United States	20,485	2,885,517
Chemicals 0.7%
Air Products & Chemicals, Inc.	United States	17,536	4,946,204
Communications Equipment 0.6%
Cisco Systems, Inc.	United States	61,875	4,292,887
Computers & Peripherals 0.5%
Hewlett Packard Enterprise Co.	United States	181,995	3,721,798
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	United States	165,839	7,175,854
Electric Utilities 3.0%
Duke Energy Corp.	United States	69,504	8,201,472
Edison International	United States	23,632	1,219,411
NextEra Energy, Inc.	United States	47,183	3,275,444
Southern Co.	United States	63,463	5,827,807
Xcel Energy, Inc.	United States	29,700	2,022,570
			20,546,704
Food Products 0.7%
Mondelez International, Inc., Class A	United States	43,522	2,935,124
Nestle SA, ADR	Switzerland	20,560	2,042,019
			4,977,143
Ground Transportation 0.9%
Union Pacific Corp.	United States	27,311	6,283,715
Health Care Equipment & Supplies 0.5%
Medtronic PLC	United States	41,974	3,658,874
Household Products 1.0%
Procter & Gamble Co.	United States	42,523	6,774,764
Industrial Conglomerates 1.3%
Honeywell International, Inc.	United States	25,131	5,852,507
Siemens AG	Germany	12,416	3,183,226
			9,035,733
IT Services 1.0%
Accenture PLC, Class A	United States	10,152	3,034,331
International Business Machines Corp.	United States	13,402	3,950,642
			6,984,973
Machinery 0.6%
Illinois Tool Works, Inc.	United States	15,452	3,820,507
Metals & Mining 0.7%
Rio Tinto PLC, ADR	Australia	86,000	5,016,380
Multi-Utilities 1.3%
Dominion Energy, Inc.	United States	64,536	3,647,575
DTE Energy Co.	United States	28,202	3,735,637
Sempra	United States	21,984	1,665,727
			9,048,939
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	United States	97,703	13,990,092
ConocoPhillips	United States	25,142	2,256,243
Exxon Mobil Corp.	United States	101,915	10,986,437
Shell PLC, ADR	United States	81,760	5,756,722
			32,989,494

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Pharmaceuticals 4.7%
	AstraZeneca PLC, ADR	United Kingdom	91,262	6,377,388
	Johnson & Johnson	United States	94,052	14,366,443
	Merck & Co., Inc.	United States	80,148	6,344,516
	Roche Holding AG, ADR	Switzerland	132,478	5,399,803
				32,488,150
	Semiconductors & Semiconductor Equipment 0.7%
	Analog Devices, Inc.	United States	9,798	2,332,120
	Texas Instruments, Inc.	United States	10,738	2,229,424
				4,561,544
	Specialty Retail 0.5%
	Lowe’s Cos., Inc.	United States	15,690	3,481,140
	Tobacco 1.3%
	Philip Morris International, Inc.	United States	50,113	9,127,081
	Total Common Stocks (Cost $229,022,458)			244,259,978
	Preferred Stocks 2.2%
	Aerospace & Defense 0.6%
	Boeing Co., 6.00%, pfd.	United States	64,236	4,368,048
	Capital Markets 0.1%
	ARES Management Corp., 6.75%, pfd.	United States	12,850	681,050
	Chemicals 0.6%
	Albemarle Corp., 7.25%, pfd.	United States	117,808	3,781,637
	Electric Utilities 0.9%
	NextEra Energy, Inc., 7.299%, pfd.	United States	66,600	3,136,194
	NextEra Energy, Inc., 7.234%, pfd.	United States	70,071	3,100,642
				6,236,836
	Total Preferred Stocks (Cost $15,099,112)			15,067,571

			Principal Amount*
	Convertible Bond 0.1%
	Electric 0.1%
	Southern Co., 3.25%, 6/15/28	United States	700,000	705,250
	Total Convertible Bonds (Cost $700,000)			705,250

			Shares
[d]	Equity-Linked Securities 15.7%
	Other 15.7%
[a]	Barclays Bank PLC into Amazon.com Inc., 10.00%, 3/25/26	United Kingdom	10,000	2,115,023
[a]	Barclays Bank PLC into Home Depot (HD), 7.00%, 2/25/26	United Kingdom	10,000	3,773,950
[a]	BNP Paribas Issuance BV into Freeport-McMoran Inc., 10.00%, 8/12/25	Netherlands	56,000	2,425,105
[a]	BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	France	8,600	851,253
[a]	BNP Paribas SA into Applied Materials Inc., 10.00%, 12/10/25	France	6,830	1,233,148
[a]	BNP Paribas SA into Texas Instruments Inc., 9.00%, 7/1/26	France	25,000	5,110,983
[a]	Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan Inc., 12.00%, 6/9/26	United States	50,000	2,066,517
[a]	Citigroup Global Markets Holdings, Inc. into Merck & Co., 9.50%, 8/28/25	United States	60,000	4,805,244
[a]	Citigroup Global Markets Holdings, Inc. into Newmont Corp., 9.50%, 2/18/26	United States	40,000	1,927,329
[a]	Citigroup Global Markets Holdings, Inc. into The Boeing Co., 8.50%, 12/8/25	United States	9,500	1,649,737
[a]	Citigroup Global Markets Holdings, Inc. into The Home Depot Inc., 7.50%, 7/21/25	United States	3,750	1,369,315
[a]	Citigroup Global Markets Holdings, Inc. into UnitedHealth Group Inc., 9.00%, 1/27/26	United States	3,500	1,161,652
[a]	JPMorgan Chase Bank NA into Analog Devices Inc., 9.00%, 2/19/26	United States	17,000	3,788,743
[a]	JPMorgan Chase Bank NA into Comcast Corp., 8.50%, 9/2/25	United States	42,000	1,505,407
[a]	JPMorgan Chase Bank NA into CVS Health Corp., 9.00%, 11/25/25	United States	40,000	2,610,628

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	JPMorgan Chase Bank NA into Exxon Mobil Corp., 8.50%, 11/3/25	United States	11,000	1,191,454
[a]	JPMorgan Chase Bank NA into The Boeing Co., 10.00%, 1/22/26	United States	11,000	2,084,827
[a]	Merrill Lynch BV into Dell Technologies Inc., 12.00%, 3/9/26	United States	20,000	2,443,614
[a]	Merrill Lynch BV into Microsoft Inc., 7.50%, 10/6/25	United States	3,000	1,382,689
[a]	Merrill Lynch BV into Microsoft Inc., 6.00%, 2/13/26	United States	2,500	1,150,507
[a]	Merrill Lynch BV into Microsoft Inc., 7.00%, 3/9/26	United States	5,000	2,190,468
[a]	Merrill Lynch BV into UnitedHealth Group Inc., 10.00%, 7/1/26	United States	11,000	3,427,547
[a]	Mizuho Markets Cayman LP into Amgen Inc., 10.00%, 6/15/26	Japan	14,000	3,923,092
[a]	Mizuho Markets Cayman LP into Microchip Technology Inc., 10.00%, 4/15/26	Japan	50,000	3,136,845
[a]	Mizuho Markets Cayman LP into S&P 500 Index, 8.00%, 9/23/25	Japan	1,000	6,121,672
[a]	Mizuho Markets Cayman LP into U.S. Bancorp, 9.00%, 2/25/26	Japan	90,000	4,156,666
[a]	Royal Bank of Canada into Cisco Systems Inc., 8.00%, 9/17/25	Canada	30,000	1,639,501
[a]	Royal Bank of Canada into Citigroup Inc., 8.50%, 8/27/25	Canada	40,000	2,736,723
[a]	Royal Bank of Canada into Morgan Stanley, 8.50%, 11/26/25	Canada	20,000	2,570,433
[a]	Royal Bank of Canada into Nike Inc., Class B, 10.00%, 12/24/25	Canada	25,000	1,816,641
[a]	Royal Bank of Canada into Oracle Corp., 10.00%, 5/13/26	Canada	14,400	2,357,730
[a]	Toronto-Dominion Bank into Starbucks Corp., 9.00%, 1/12/26	Canada	34,000	3,163,779
[a]	UBS AG into Accenture PLC, Class A, 8.00%, 7/13/26	Switzerland	7,500	2,247,753
[a]	UBS AG into Bank of America Corp., 8.00%, 1/28/26	Switzerland	60,000	2,833,205
[a]	UBS AG into S&P 500 Index, 8.00%, 12/23/25	Switzerland	1,000	5,676,914
[a]	UBS AG into S&P 500 Index, 9.00%, 11/25/25	Switzerland	1,010	6,108,842
[a]	Wells Fargo Bank NA into Citigroup Inc., 8.50%, 2/25/26	United States	30,000	2,541,121
[a]	Wells Fargo Bank NA into Salesforce.com, inc., 9.00%, 6/15/26	United States	8,400	2,260,992
[a]	Wells Fargo Bank NA into Schlumberger N.V., 10.00%, 11/26/25	United States	37,000	1,295,217
[a]	Wells Fargo Bank NA into Target Corp., 10.00%, 5/13/26	United States	33,000	3,256,828
				108,109,094
	Total Equity-Linked Securities (Cost $106,057,920)			108,109,094
	Total Investments before Short-Term Investments (Cost $640,072,169)			661,939,960
	Short-Term Investments 2.6%
	Money Market Funds 2.6%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	United States	18,202,214	18,202,214
	Total Short-Term Investments (Cost $18,202,214)			18,202,214
	Total Investments (Cost $658,274,383) 98.6%			680,142,174
	Other Assets, less Liabilities 1.4%			9,511,509
	Net Assets 100.0%			$ 689,653,683
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $230,342,154, representing 33.4% of net assets.
[b]Security purchased on a when-issued basis.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The country reference within the SOI disclosure is for the underlying bank vs. the underlying equity position.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
FRN	–	Floating Rate Note
SOFR	–	Secured Overnight Financing Rate

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin International Aggregate Bond ETF	Principal Amount*		Value
	Foreign Government and Agency Securities 92.7%
	Australia 2.7%
[a]	Australia Government Bonds, Series 149, 2.25%, 5/21/28	9,000,000	AUD	$ 5,761,289
[a]	New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	4,000,000	AUD	2,615,621
[a]	Queensland Treasury Corp., 3.25%, 8/21/29	7,500,000	AUD	4,852,311
[a]	Western Australian Treasury Corp., Series 26, 3.00%, 10/21/26	8,000,000	AUD	5,247,405
				18,476,626
	Austria 4.5%
	Republic of Austria Government Bonds,
	[a] 1.20%, 10/20/25	16,000,000	EUR	18,806,920
	[a] 1.50%, 2/20/47	15,000,000	EUR	12,388,379
				31,195,299
	Belgium 4.4%
[a]	Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	28,000,000	EUR	30,086,431
	Canada 3.8%
	Canada Government Bonds,
	1.25%, 6/01/30	14,000,000	CAD	9,527,196
	5.00%, 6/01/37	16,000,000	CAD	13,627,171
	2.00%, 12/01/51	6,000,000	CAD	3,222,530
				26,376,897
	China 16.0%
	Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,824,966
	China Development Bank, Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,592,122
	China Government Bonds,
	3.03%, 3/11/26	100,000,000	CNY	14,147,095
	2.85%, 6/04/27	120,000,000	CNY	17,246,410
	2.67%, 5/25/33	120,000,000	CNY	18,003,855
	2.52%, 8/25/33	120,000,000	CNY	17,833,650
	2.35%, 2/25/34	120,000,000	CNY	17,650,943
	Series INBK, 4.28%, 10/23/47	100,000,000	CNY	19,965,000
				110,264,041
	Cyprus 1.0%
[a]	Cyprus Government International Bonds, 1.50%, 4/16/27	6,000,000	EUR	7,005,168
	Finland 1.8%
[a]	Finland Government Bonds, 2.75%, 7/04/28	10,000,000	EUR	12,006,138
	France 4.3%
	French Republic Government Bonds OAT,
	[a,b] 2.417%, 11/25/29	22,000,000	EUR	23,296,517
	[a] 0.75%, 5/25/52	11,000,000	EUR	6,157,627
				29,454,144
	Ireland 1.6%
[a]	Ireland Government Bonds, 1.35%, 3/18/31	10,000,000	EUR	11,114,695
	Italy 4.2%
	Italy Buoni Poliennali Del Tesoro,
	[a] Series 10Y, 1.25%, 12/01/26	10,000,000	EUR	11,676,218
	[a] 2.45%, 9/01/50	20,000,000	EUR	17,448,936
				29,125,154
	Japan 17.2%
	Development Bank of Japan, Inc., 2.30%, 3/19/26	1,200,000,000	JPY	8,431,846
	Japan Government Five Year Bonds, Series 161, 0.30%, 6/20/28	4,000,000,000	JPY	27,382,556
	Japan Government Ten Year Bonds, Series 345, 0.10%, 12/20/26	4,000,000,000	JPY	27,559,947
	Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	2,750,000,000	JPY	11,574,811

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Japan Government Twenty Year Bonds,
	1.50%, 3/20/33	4,000,000,000	JPY	28,393,148
	Series 179, 0.50%, 12/20/41	2,750,000,000	JPY	14,749,520
				118,091,828
	Mexico 1.0%
[c]	Mexico Bonos, Series M, 8.00%, 11/07/47	150,000,000	MXN	6,640,981
	Netherlands 2.4%
[a]	Netherlands Government Bonds, 0.50%, 1/15/40	20,000,000	EUR	16,626,020
	Poland 1.9%
	Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	50,000,000	PLN	12,807,665
	Romania 1.1%
[a]	Romania Government International Bonds, 2.00%, 1/28/32	7,500,000	EUR	7,185,352
	South Korea 2.9%
	Korea Treasury Bonds,
	Series 2703, 5.25%, 3/10/27	8,500,000,000	KRW	6,589,937
	Series 3012, 4.75%, 12/10/30	8,000,000,000	KRW	6,550,394
	Series 3212, 4.25%, 12/10/32	8,200,000,000	KRW	6,686,393
				19,826,724
	Spain 4.3%
[a]	Spain Government Bonds, 1.25%, 10/31/30	27,000,000	EUR	29,757,242
	Supranational 5.2%
	European Union,
	[a] 2.75%, 2/04/33	20,000,000	EUR	23,504,645
	[a] 0.30%, 11/04/50	22,000,000	EUR	11,877,613
				35,382,258
	Sweden 3.3%
[a]	Sweden Government Bonds, Series 1060, 0.75%, 5/12/28	220,000,000	SEK	22,658,309
	United Kingdom 9.1%
	U.K. Gilts,
	[a] 4.75%, 12/07/30	17,000,000	GBP	24,309,838
	[a] 0.875%, 7/31/33	17,000,000	GBP	17,922,406
	[a] 3.75%, 1/29/38	16,500,000	GBP	20,546,919
				62,779,163
	Total Foreign Government and Agency Securities (Cost $610,757,197)			636,860,135
	Corporate Bonds & Notes 2.1%
	France 0.3%
[a]	Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,723,568
	Germany 0.5%
[a]	Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	583,929
	Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	2,104,709
[a,b]	Siemens Financieringsmaatschappij NV, 1.079%, 2/20/26	700,000	EUR	813,894
				3,502,532
	Supranational 0.6%
	Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,721,931
[a]	European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,311,486
				4,033,417
	United Kingdom 0.2%
[a]	RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	1,677,509
	United States 0.5%
	Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	1,170,054
	AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,395,239
[a]	Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	1,168,509
				3,733,802
	Total Corporate Bonds & Notes (Cost $16,309,358)			14,670,828
	Total Investments before Short Term Investments ($627,066,555)			651,530,963

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 3.5%
	U.S. Government & Agency Securities 3.5%
[b]	Federal Home Loan Bank Discount Notes, 4.158%, 7/01/25	24,000,000	23,997,227
	Total Short-Term Investments (Cost $24,000,000)		23,997,227
	Total Investments (Cost $651,066,555) 98.3%		675,528,190
	Other Assets, less Liabilities 1.7%		11,825,445
	Net Assets 100.0%		$ 687,353,635
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $351,130,894, representing 51.1% of net assets.
[b]The rate shown represents the yield at period end.
[c]Principal amount is stated in 100 Mexican Peso Units.
At June 30, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	15,390,000	$ 9,956,576	8/13/25	$ —	$ (180,564)
Australian Dollar	BNPS	Sell	11,400,000	7,383,300	8/13/25	—	(125,693)
Canadian Dollar	CITI	Sell	24,420,000	17,797,653	8/13/25	—	(172,957)
Canadian Dollar	BNPS	Buy	150,000	109,372	8/13/25	1,013	—
Canadian Dollar	BNPS	Sell	11,000,000	8,099,772	8/13/25	4,903	—
Chinese Yuan	CITI	Sell	862,700,000	120,475,198	8/13/25	—	(430,329)
Chinese Yuan	CITI	Buy	110,000,000	15,299,239	8/13/25	117,021	—
Euro	CITI	Sell	147,300,000	168,302,329	8/13/25	—	(5,691,950)
Euro	BNPS	Sell	72,650,000	83,036,741	8/13/25	—	(2,779,174)
Euro	BNPS	Sell	11,500,000	13,290,310	8/13/25	—	(293,765)
Euro	CITI	Buy	23,500,000	26,734,423	8/13/25	1,024,339	—
Great British Pound	CITI	Sell	25,500,000	34,091,588	8/13/25	—	(918,659)
Great British Pound	BNPS	Sell	15,100,000	20,189,526	8/13/25	—	(542,032)
Great British Pound	BNPS	Sell	3,000,000	4,059,498	8/13/25	—	(59,354)
Japanese Yen	CITI	Sell	8,899,000,000	62,737,451	8/13/25	649,898	—
Japanese Yen	BNPS	Sell	9,630,000,000	67,945,855	8/13/25	758,178	—
Mexican Peso	BNPS	Sell	86,288,147	4,350,838	8/13/25	—	(227,589)
Mexican Peso	CITI	Sell	25,100,000	1,264,847	8/13/25	—	(66,953)
Polish Zloty	BNPS	Sell	36,300,000	9,631,243	8/13/25	—	(429,732)
Polish Zloty	CITI	Sell	9,550,000	2,530,606	8/13/25	—	(116,289)
South Korean Won	BNPS	Sell	27,600,000,000	19,964,700	8/13/25	—	(539,424)
Swedish Krona	CITI	Sell	133,500,000	13,946,171	8/13/25	—	(203,056)
Swedish Krona	BNPS	Sell	59,800,000	6,260,183	8/13/25	—	(77,823)
Swedish Krona	BNPS	Sell	18,000,000	1,895,333	8/13/25	—	(12,428)
Total Forward Exchange Contracts						$2,555,352	$(12,867,771)
Net unrealized appreciation (depreciation)							$(10,312,419)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Abbreviations
Selected Portfolio
BNPS	–	BNP Paribas SA.
CITI	–	CITIBANK
OAT	–	Obligation Assumable by the Treasurer

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin International Core Dividend Tilt Index ETF	Industry	Shares	Value
	Common Stocks 98.8%
	Australia 9.3%
	ANZ Group Holdings Ltd.	Banks	349,770	$ 6,684,108
	APA Group	Gas Utilities	328,855	1,760,759
	ASX Ltd.	Capital Markets	47,170	2,156,481
	Atlas Arteria Ltd.	Transportation Infrastructure	258,545	862,437
	BHP Group Ltd.	Metals & Mining	457,460	11,017,519
	Brambles Ltd.	Commercial Services & Supplies	29,370	450,779
	Coles Group Ltd.	Consumer Staples Distribution & Retail	307,495	4,199,612
	Commonwealth Bank of Australia	Banks	125,490	15,193,818
	CSL Ltd.	Biotechnology	28,925	4,539,583
	Dexus	Office REITs	276,345	1,204,333
	Fortescue Ltd.	Metals & Mining	397,830	3,983,770
	Goodman Group	Industrial REITs	68,975	1,547,743
	GPT Group	Diversified REITs	204,255	647,875
	Insurance Australia Group Ltd.	Insurance	338,645	2,004,037
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	568,265	1,984,959
	Macquarie Group Ltd.	Capital Markets	29,815	4,469,215
	Medibank Pvt Ltd.	Insurance	691,085	2,287,158
	Mirvac Group	Diversified REITs	1,011,485	1,458,329
	National Australia Bank Ltd.	Banks	233,180	6,014,780
	Northern Star Resources Ltd.	Metals & Mining	105,910	1,287,521
	Origin Energy Ltd.	Electric Utilities	445,890	3,152,990
	Pro Medicus Ltd.	Health Care Technology	14,240	2,660,419
	REA Group Ltd.	Interactive Media & Services	11,570	1,823,491
	Reece Ltd.	Trading Companies & Distributors	12,460	117,177
	Rio Tinto Ltd.	Metals & Mining	85,885	6,029,784
	Rio Tinto PLC	Metals & Mining	223,390	12,994,892
	Santos Ltd.	Oil, Gas & Consumable Fuels	416,965	2,093,157
	Scentre Group	Retail REITs	1,310,525	3,057,515
	SEEK Ltd.	Interactive Media & Services	60,965	960,880
	Sonic Healthcare Ltd.	Health Care Providers & Services	120,150	2,109,453
	Stockland	Diversified REITs	607,425	2,133,687
	Suncorp Group Ltd.	Insurance	197,135	2,791,849
	Telstra Group Ltd.	Diversified Telecommunication Services	1,012,820	3,212,558
	TPG Telecom Ltd.	Diversified Telecommunication Services	107,690	376,163
	Transurban Group	Transportation Infrastructure	635,905	5,826,031
	Vicinity Ltd.	Retail REITs	924,710	1,496,842
	Wesfarmers Ltd.	Broadline Retail	124,600	6,920,399
	Westpac Banking Corp.	Banks	267,445	5,934,646
	WiseTech Global Ltd.	Software	16,465	1,176,471
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	469,920	7,277,145
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	76,540	1,560,493
				147,460,858
	Austria 0.6%
	ANDRITZ AG	Machinery	16,872	1,249,707
[a]	BAWAG Group AG	Banks	19,580	2,491,463
	Erste Group Bank AG	Banks	32,040	2,719,213
	Mondi PLC	Paper & Forest Products	108,580	1,769,887
	OMV AG	Oil, Gas & Consumable Fuels	36,935	2,002,186
				10,232,456
	Belgium 0.7%
	Ageas SA	Insurance	38,715	2,606,304
	Anheuser-Busch InBev SA	Beverages	13,350	912,673
	Colruyt Group NV	Consumer Staples Distribution & Retail	5,928	255,519
	Groupe Bruxelles Lambert NV	Financial Services	20,470	1,737,275
	KBC Group NV	Banks	26,255	2,701,630
	UCB SA	Pharmaceuticals	6,230	1,220,919

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Warehouses De Pauw CVA	Industrial REITs	45,835	1,113,730
				10,548,050
	China 0.0%†
[a]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	400,500	396,419
	Denmark 2.3%
	AP Moller - Maersk AS, Class A	Marine Transportation	656	1,207,590
	AP Moller - Maersk AS, Class B	Marine Transportation	992	1,837,818
	Carlsberg AS, Class B	Beverages	7,120	1,005,300
	Coloplast AS, Class B	Health Care Equipment & Supplies	37,380	3,538,155
	Danske Bank AS	Banks	161,980	6,582,875
	DSV AS	Air Freight & Logistics	10,680	2,557,500
	Novo Nordisk AS, Class B	Pharmaceuticals	266,110	18,405,544
	Tryg AS	Insurance	78,765	2,027,432
				37,162,214
	Finland 2.2%
	Elisa OYJ	Diversified Telecommunication Services	36,935	2,041,206
	Fortum OYJ	Electric Utilities	110,868	2,067,962
	Kesko OYJ, Class A	Consumer Staples Distribution & Retail	23,266	557,140
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	71,200	1,750,125
	Kone OYJ, Class B	Machinery	85,440	5,604,412
	Metso OYJ	Machinery	167,765	2,162,301
	Neste OYJ	Oil, Gas & Consumable Fuels	104,930	1,418,942
	Nordea Bank Abp	Banks	776,970	11,478,781
	Orion OYJ, Class A	Pharmaceuticals	6,230	462,918
	Orion OYJ, Class B	Pharmaceuticals	24,920	1,867,761
	UPM-Kymmene OYJ	Paper & Forest Products	137,782	3,745,790
	Wartsila OYJ Abp	Machinery	66,305	1,559,755
				34,717,093
	France 9.4%
	Air Liquide SA	Chemicals	20,915	4,299,873
	Airbus SE	Aerospace & Defense	35,155	7,314,931
[a]	Amundi SA	Capital Markets	15,130	1,220,136
	AXA SA	Insurance	189,570	9,272,685
	BNP Paribas SA	Banks	158,420	14,192,561
	Bouygues SA	Construction & Engineering	48,060	2,166,344
	Bureau Veritas SA	Professional Services	52,065	1,768,711
	Capgemini SE	IT Services	5,340	909,225
	Credit Agricole SA	Banks	283,465	5,345,552
	Danone SA	Food Products	53,400	4,347,732
	Dassault Systemes SE	Software	61,855	2,231,258
	Engie SA	Multi-Utilities	447,225	10,460,123
	EssilorLuxottica SA	Health Care Equipment & Supplies	12,905	3,528,092
	Hermes International SCA	Textiles, Apparel & Luxury Goods	1,652	4,458,219
	Kering SA	Textiles, Apparel & Luxury Goods	5,340	1,156,888
	Legrand SA	Electrical Equipment	8,455	1,126,476
	L’Oreal SA	Personal Care Products	15,130	6,448,780
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	21,360	11,147,644
	Orange SA	Diversified Telecommunication Services	449,450	6,813,781
	Pernod Ricard SA	Beverages	50,730	5,037,878
	Safran SA	Aerospace & Defense	13,795	4,467,719
	Sanofi SA	Pharmaceuticals	144,180	13,913,682
	Schneider Electric SE	Electrical Equipment	45,390	12,030,856
	Thales SA	Aerospace & Defense	4,450	1,303,818
	TotalEnergies SE	Oil, Gas & Consumable Fuels	131,275	8,028,458
	Veolia Environnement SA	Multi-Utilities	40,050	1,422,133
	Vinci SA	Construction & Engineering	27,590	4,051,552
				148,465,107
	Germany 7.7%
	adidas AG	Textiles, Apparel & Luxury Goods	4,895	1,137,419
	Allianz SE	Insurance	35,155	14,199,864
	BASF SE	Chemicals	125,490	6,166,245

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Bayerische Motoren Werke AG	Automobiles	31,595	2,798,643
	Daimler Truck Holding AG	Machinery	57,405	2,706,849
	Deutsche Bank AG	Capital Markets	35,155	1,038,682
	Deutsche Post AG	Air Freight & Logistics	150,855	6,943,348
	Deutsche Telekom AG	Diversified Telecommunication Services	191,350	6,956,361
	E.ON SE	Multi-Utilities	59,185	1,085,536
	Heidelberg Materials AG	Construction Materials	6,230	1,458,594
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	83,660	3,546,646
	Mercedes-Benz Group AG	Automobiles	173,995	10,148,881
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	6,675	4,314,196
	Rheinmetall AG	Aerospace & Defense	4,005	8,448,177
	SAP SE	Software	84,995	25,755,970
	Siemens AG	Industrial Conglomerates	60,965	15,575,846
[b]	Siemens Energy AG	Electrical Equipment	68,085	7,837,106
	Vonovia SE	Real Estate Management & Development	56,960	1,999,856
				122,118,219
	Hong Kong 2.4%
	AIA Group Ltd.	Insurance	559,800	5,020,372
	CK Asset Holdings Ltd.	Real Estate Management & Development	379,000	1,670,497
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	163,900	1,084,663
	CLP Holdings Ltd.	Electric Utilities	268,500	2,260,873
	Hang Seng Bank Ltd.	Banks	169,200	2,534,767
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	284,500	994,844
	HKT Trust & HKT Ltd.	Diversified Telecommunication Services	890,000	1,328,764
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	2,895,000	2,430,325
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	100,400	5,356,372
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	27,400	1,316,844
	Link REIT	Retail REITs	667,500	3,562,834
	MTR Corp. Ltd.	Ground Transportation	164,500	590,943
	Power Assets Holdings Ltd.	Electric Utilities	322,500	2,072,627
	Sino Land Co. Ltd.	Real Estate Management & Development	890,000	946,688
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	86,440	991,582
	Swire Properties Ltd.	Real Estate Management & Development	273,600	683,129
	Techtronic Industries Co. Ltd.	Machinery	167,000	1,835,936
[a]	WH Group Ltd.	Food Products	2,002,500	1,925,971
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	357,020	1,009,662
				37,617,693
	Ireland 0.3%
	DCC PLC	Industrial Conglomerates	3,560	230,653
	Experian PLC	Professional Services	80,990	4,164,141
				4,394,794
	Isle Of Man 0.1%
	Entain PLC	Hotels, Restaurants & Leisure	122,820	1,516,440
	Israel 0.4%
	Bank Hapoalim BM	Banks	45,835	879,542
	Bank Leumi Le-Israel BM	Banks	95,230	1,770,840
	Israel Discount Bank Ltd., Class A	Banks	102,795	1,024,439
	Mizrahi Tefahot Bank Ltd.	Banks	30,260	1,972,404
				5,647,225
	Italy 4.5%
	A2A SpA	Multi-Utilities	376,025	1,008,592
	Banca Mediolanum SpA	Financial Services	52,460	900,302
	Banco BPM SpA	Banks	328,855	3,826,292
	Enel SpA	Electric Utilities	1,082,685	10,238,445
	Eni SpA	Oil, Gas & Consumable Fuels	514,865	8,316,186
	Ferrari NV	Automobiles	4,005	1,956,197
	FinecoBank Banca Fineco SpA	Banks	114,365	2,528,548
	Generali	Insurance	110,360	3,913,585
[a]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	80,545	981,405
	Intesa Sanpaolo SpA	Banks	2,670,445	15,333,387

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Leonardo SpA	Aerospace & Defense	14,685	823,631
[c]	Mediobanca Banca di Credito Finanziario SpA	Banks	155,750	3,608,092
	Moncler SpA	Textiles, Apparel & Luxury Goods	5,785	328,603
[a]	Nexi SpA	Financial Services	129,050	768,636
[a]	Poste Italiane SpA	Insurance	72,090	1,543,520
	Prysmian SpA	Electrical Equipment	13,795	972,243
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	14,240	892,614
	Snam SpA	Gas Utilities	558,920	3,373,604
	Terna - Rete Elettrica Nazionale	Electric Utilities	195,800	2,005,581
	UniCredit SpA	Banks	119,705	7,996,746
				71,316,209
	Japan 22.7%
	Advantest Corp.	Semiconductors & Semiconductor Equipment	74,200	5,473,370
	AGC, Inc.	Building Products	51,900	1,518,788
	Ajinomoto Co., Inc.	Food Products	11,100	300,390
	Asahi Kasei Corp.	Chemicals	356,000	2,531,150
	Asics Corp.	Textiles, Apparel & Luxury Goods	89,000	2,267,437
	Astellas Pharma, Inc.	Pharmaceuticals	489,500	4,800,282
	Bridgestone Corp.	Automobile Components	136,800	5,587,732
	Canon, Inc.	Technology Hardware, Storage & Peripherals	89,000	2,581,059
	Capcom Co. Ltd.	Entertainment	34,104	1,164,700
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	59,300	3,089,290
	Concordia Financial Group Ltd.	Banks	44,500	288,729
	Daifuku Co. Ltd.	Machinery	68,500	1,765,080
	Dai-ichi Life Holdings, Inc.	Insurance	44,500	337,651
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	117,200	2,730,299
	Daikin Industries Ltd.	Building Products	20,444	2,409,631
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	17,626	1,912,753
	Daiwa Securities Group, Inc.	Capital Markets	356,000	2,524,989
	Denso Corp.	Automobile Components	89,000	1,201,803
	Dentsu Group, Inc.	Media	57,400	1,270,036
	Disco Corp.	Semiconductors & Semiconductor Equipment	18,600	5,489,411
	Eisai Co. Ltd.	Pharmaceuticals	56,696	1,628,128
	FANUC Corp.	Machinery	73,800	2,013,029
	Fast Retailing Co. Ltd.	Specialty Retail	11,760	4,031,674
	Fuji Electric Co. Ltd.	Electrical Equipment	23,398	1,077,852
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	13,540	294,525
	Fujikura Ltd.	Electrical Equipment	56,900	2,982,380
	Hitachi Construction Machinery Co. Ltd.	Machinery	26,500	788,882
	Hitachi Ltd.	Industrial Conglomerates	374,510	10,902,520
	Honda Motor Co. Ltd.	Automobiles	267,000	2,577,670
	Hoshizaki Corp.	Machinery	11,900	409,944
	Hoya Corp.	Health Care Equipment & Supplies	23,400	2,779,099
	Hulic Co. Ltd.	Real Estate Management & Development	133,500	1,342,440
	IHI Corp.	Machinery	14,200	1,537,526
	ITOCHU Corp.	Trading Companies & Distributors	89,000	4,655,641
	Japan Exchange Group, Inc.	Capital Markets	72,600	734,067
	Japan Post Bank Co. Ltd.	Banks	178,000	1,916,231
	Japan Real Estate Investment Corp.	Office REITs	1,852	1,511,654
	Japan Tobacco, Inc.	Tobacco	283,600	8,340,426
	JFE Holdings, Inc.	Metals & Mining	106,900	1,241,104
	Kajima Corp.	Construction & Engineering	44,500	1,159,289
	Kansai Electric Power Co., Inc.	Electric Utilities	89,000	1,053,003
	Kao Corp.	Personal Care Products	44,500	1,989,245
	Kawasaki Heavy Industries Ltd.	Machinery	27,300	2,060,092
	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	89,000	1,259,414
	KDDI Corp.	Wireless Telecommunication Services	66,800	1,146,900
	Keyence Corp.	Electronic Equipment, Instruments & Components	14,010	5,610,013
	Kirin Holdings Co. Ltd.	Beverages	178,000	2,488,636
	Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	37,100	1,150,153
	Komatsu Ltd.	Machinery	178,000	5,837,419
	Konami Group Corp.	Entertainment	2,200	347,489

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Kyocera Corp.	Electronic Equipment, Instruments & Components	89,000	1,068,099
Lasertec Corp.	Semiconductors & Semiconductor Equipment	20,654	2,775,410
LY Corp.	Interactive Media & Services	133,500	490,210
M3, Inc.	Health Care Technology	57,200	786,255
Makita Corp.	Machinery	66,500	2,050,085
Marubeni Corp.	Trading Companies & Distributors	152,000	3,065,361
Minebea Mitsumi, Inc.	Machinery	45,600	668,160
Mitsubishi Chemical Group Corp.	Chemicals	178,000	934,086
Mitsubishi Corp.	Trading Companies & Distributors	206,700	4,132,712
Mitsubishi Electric Corp.	Electrical Equipment	133,500	2,875,271
Mitsubishi Heavy Industries Ltd.	Machinery	274,500	6,860,362
Mitsubishi UFJ Financial Group, Inc.	Banks	979,000	13,440,112
Mitsui & Co. Ltd.	Trading Companies & Distributors	89,000	1,815,798
Mitsui OSK Lines Ltd.	Marine Transportation	89,000	2,969,850
Mizuho Financial Group, Inc.	Banks	229,100	6,333,181
MonotaRO Co. Ltd.	Trading Companies & Distributors	44,500	876,475
MS&AD Insurance Group Holdings, Inc.	Insurance	62,700	1,402,063
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	222,500	3,317,976
NEC Corp.	IT Services	60,800	1,775,868
NIDEC Corp.	Electrical Equipment	72,800	1,413,715
Nintendo Co. Ltd.	Entertainment	86,500	8,311,953
Nippon Building Fund, Inc.	Office REITs	1,569	1,443,595
Nippon Steel Corp.	Metals & Mining	118,900	2,249,671
Nippon Yusen KK	Marine Transportation	118,800	4,266,914
Niterra Co. Ltd.	Automobile Components	51,900	1,724,670
Nitori Holdings Co. Ltd.	Specialty Retail	5,420	522,319
Nitto Denko Corp.	Chemicals	125,825	2,431,656
Nomura Holdings, Inc.	Capital Markets	445,000	2,932,881
Nomura Research Institute Ltd.	IT Services	16,690	668,201
Obayashi Corp.	Construction & Engineering	178,000	2,693,198
Obic Co. Ltd.	IT Services	23,850	926,459
Omron Corp.	Electronic Equipment, Instruments & Components	40,215	1,084,130
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	115,400	1,245,516
ORIX Corp.	Financial Services	119,100	2,687,985
Otsuka Corp.	IT Services	63,840	1,297,838
Otsuka Holdings Co. Ltd.	Pharmaceuticals	12,200	603,982
Panasonic Holdings Corp.	Household Durables	92,600	997,191
Recruit Holdings Co. Ltd.	Professional Services	121,200	7,161,494
Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	161,700	2,002,709
SBI Holdings, Inc.	Capital Markets	74,600	2,597,792
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	23,020	1,874,175
SCSK Corp.	IT Services	13,200	397,339
Sekisui Chemical Co. Ltd.	Industrial Conglomerates	101,600	1,837,234
Sekisui House Ltd.	Household Durables	178,000	3,922,420
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	116,100	1,867,149
SG Holdings Co. Ltd.	Air Freight & Logistics	89,000	989,847
Shin-Etsu Chemical Co. Ltd.	Chemicals	204,100	6,742,810
Shionogi & Co. Ltd.	Pharmaceuticals	18,500	332,230
Shiseido Co. Ltd.	Personal Care Products	74,900	1,334,454
SMC Corp.	Machinery	1,510	544,016
SoftBank Corp.	Wireless Telecommunication Services	7,075,500	10,923,441
SoftBank Group Corp.	Wireless Telecommunication Services	75,900	5,525,207
Sompo Holdings, Inc.	Insurance	103,170	3,103,421
Sony Group Corp.	Household Durables	400,500	10,342,103
Square Enix Holdings Co. Ltd.	Entertainment	19,500	1,457,319
Sumitomo Corp.	Trading Companies & Distributors	133,500	3,446,443
Sumitomo Electric Industries Ltd.	Automobile Components	149,100	3,194,742
Sumitomo Mitsui Financial Group, Inc.	Banks	311,500	7,836,831
Sumitomo Mitsui Trust Group, Inc.	Banks	44,500	1,182,703
Suntory Beverage & Food Ltd.	Beverages	28,800	919,160
Suzuki Motor Corp.	Automobiles	23,200	279,952
Sysmex Corp.	Health Care Equipment & Supplies	56,600	985,097
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	356,000	10,905,881
TDK Corp.	Electronic Equipment, Instruments & Components	356,000	4,178,739
Terumo Corp.	Health Care Equipment & Supplies	37,500	687,978

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Toho Co. Ltd.	Entertainment	3,100	182,637
	Tokio Marine Holdings, Inc.	Insurance	158,100	6,688,699
	Tokyo Century Corp.	Financial Services	44,500	500,777
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	59,020	11,310,004
	Toray Industries, Inc.	Chemicals	91,200	623,679
	Toyo Suisan Kaisha Ltd.	Food Products	3,100	205,708
	Toyota Industries Corp.	Machinery	4,435	500,471
	Toyota Motor Corp.	Automobiles	992,000	17,121,091
	Toyota Tsusho Corp.	Trading Companies & Distributors	44,500	1,007,100
	Trend Micro, Inc.	Software	11,450	790,866
	Unicharm Corp.	Household Products	44,500	320,553
	Yakult Honsha Co. Ltd.	Food Products	9,900	185,910
	Yamaha Motor Co. Ltd.	Automobiles	92,600	692,040
	Yaskawa Electric Corp.	Machinery	8,304	187,932
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	17,400	464,377
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	16,700	1,010,243
	ZOZO, Inc.	Specialty Retail	118,910	1,281,753
				358,896,759
	Luxembourg 0.1%
[a]	CVC Capital Partners PLC	Capital Markets	84,550	1,724,947
	Macau 0.1%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	252,600	1,121,415
	Netherlands 4.8%
[a,b]	Adyen NV	Financial Services	3,115	5,698,354
	Akzo Nobel NV	Chemicals	24,030	1,675,532
[b]	Argenx SE	Biotechnology	4,380	2,415,458
[b]	Argenx SE	Biotechnology	70	38,603
	ASM International NV	Semiconductors & Semiconductor Equipment	7,565	4,825,485
	ASML Holding NV	Semiconductors & Semiconductor Equipment	36,935	29,378,113
	Heineken NV	Beverages	4,005	347,988
	ING Groep NV	Banks	371,575	8,124,160
	Koninklijke KPN NV	Diversified Telecommunication Services	977,665	4,746,604
	Koninklijke Philips NV	Health Care Equipment & Supplies	107,245	2,569,404
	NN Group NV	Insurance	56,070	3,713,437
	Prosus NV	Broadline Retail	33,820	1,884,540
	Shell PLC	Oil, Gas & Consumable Fuels	198,470	6,944,836
	Universal Music Group NV	Entertainment	74,315	2,397,207
	Wolters Kluwer NV	Professional Services	7,565	1,260,540
				76,020,261
	New Zealand 0.1%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	44,055	964,106
	Norway 1.2%
	Aker BP ASA	Oil, Gas & Consumable Fuels	74,760	1,904,516
	DNB Bank ASA	Banks	185,120	5,096,439
	Equinor ASA	Oil, Gas & Consumable Fuels	69,865	1,761,175
	Gjensidige Forsikring ASA	Insurance	40,495	1,022,009
	Kongsberg Gruppen ASA	Aerospace & Defense	32,930	1,271,845
	Norsk Hydro ASA	Metals & Mining	287,915	1,637,067
	Orkla ASA	Food Products	172,215	1,865,150
	Salmar ASA	Food Products	18,245	787,515
	Telenor ASA	Diversified Telecommunication Services	160,200	2,480,641
	Var Energi ASA	Oil, Gas & Consumable Fuels	201,140	644,184
				18,470,541
	Poland 0.6%
	Bank Polska Kasa Opieki SA	Banks	57,405	2,938,755
	ING Bank Slaski SA	Banks	8,208	707,518
	LPP SA	Textiles, Apparel & Luxury Goods	285	1,156,956
	Powszechny Zaklad Ubezpieczen SA	Insurance	147,368	2,569,127
	Santander Bank Polska SA	Banks	10,680	1,458,775
				8,831,131

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Portugal 0.2%
	EDP SA	Electric Utilities	599,860	2,592,663
	Singapore 2.2%
	CapitaLand Ascendas REIT, Class A	Industrial REITs	979,000	2,060,001
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	1,157,000	1,971,256
	CapitaLand Investment Ltd.	Real Estate Management & Development	578,500	1,203,647
	DBS Group Holdings Ltd., Class A	Banks	267,000	9,414,651
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	1,424,000	799,403
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	21,100	404,058
	Keppel Ltd.	Industrial Conglomerates	356,000	2,073,976
	Mapletree Pan Asia Commercial Trust	Diversified REITs	578,500	572,300
	Oversea-Chinese Banking Corp. Ltd.	Banks	464,100	5,943,133
	Singapore Airlines Ltd.	Passenger Airlines	356,000	1,948,196
	Singapore Exchange Ltd.	Capital Markets	133,500	1,559,675
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	273,600	820,596
	United Overseas Bank Ltd.	Banks	171,700	4,853,139
	Wilmar International Ltd.	Food Products	445,000	1,002,748
				34,626,779
	South Africa 0.0%†
	Anglo American PLC	Metals & Mining	21,360	629,319
	Spain 2.8%
[a]	Aena SME SA	Transportation Infrastructure	87,317	2,322,582
	Banco Bilbao Vizcaya Argentaria SA	Banks	675,065	10,345,104
	Banco Santander SA	Banks	588,735	4,856,263
	CaixaBank SA	Banks	575,385	4,967,005
	Iberdrola SA	Electric Utilities	294,590	5,633,152
	Industria de Diseno Textil SA	Specialty Retail	40,940	2,123,176
	Naturgy Energy Group SA	Gas Utilities	27,145	860,332
	Redeia Corp. SA	Electric Utilities	106,355	2,265,932
[c]	Repsol SA	Oil, Gas & Consumable Fuels	290,140	4,235,121
	Telefonica SA	Diversified Telecommunication Services	1,172,130	6,133,781
				43,742,448
	Sweden 2.7%
	Assa Abloy AB, Class B	Building Products	20,025	620,266
	Atlas Copco AB, Class A	Machinery	147,295	2,362,340
	Atlas Copco AB, Class B	Machinery	91,225	1,286,956
	EQT AB	Capital Markets	114,365	3,790,807
	Essity AB, Class B	Household Products	17,784	488,899
[a]	Evolution AB	Hotels, Restaurants & Leisure	47,170	3,719,988
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	126,380	1,762,350
	Hexagon AB, Class B	Electronic Equipment, Instruments & Components	25,365	253,267
	Nordnet AB publ	Capital Markets	42,720	1,152,002
	Saab AB, Class B	Aerospace & Defense	21,360	1,182,483
	Sandvik AB	Machinery	25,810	587,403
	Skandinaviska Enskilda Banken AB, Class A	Banks	177,555	3,075,876
	Skanska AB, Class B	Construction & Engineering	16,465	380,424
	SKF AB, Class B	Machinery	74,315	1,692,876
	SSAB AB, Class A	Metals & Mining	37,380	222,937
	SSAB AB, Class B	Metals & Mining	101,905	597,504
	Svenska Handelsbanken AB, Class A	Banks	246,530	3,270,977
	Svenska Handelsbanken AB, Class B	Banks	6,230	129,497
	Swedbank AB, Class A	Banks	262,995	6,912,642
	Tele2 AB, Class B	Wireless Telecommunication Services	143,735	2,085,050
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	348,435	2,959,197
	Telia Co. AB	Diversified Telecommunication Services	601,640	2,144,476
	Volvo AB, Class A	Machinery	6,384	178,048
	Volvo AB, Class B	Machinery	45,390	1,264,008
				42,120,273

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Switzerland 8.3%
ABB Ltd.	Electrical Equipment	96,120	5,712,861
Alcon AG	Health Care Equipment & Supplies	1,335	117,735
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	41,385	7,770,086
DSM-Firmenich AG	Chemicals	27,590	2,923,206
Galderma Group AG	Pharmaceuticals	12,015	1,735,835
Givaudan SA	Chemicals	545	2,629,830
Julius Baer Group Ltd.	Capital Markets	51,620	3,478,514
Kuehne & Nagel International AG	Marine Transportation	12,015	2,590,923
Lonza Group AG	Life Sciences Tools & Services	5,340	3,790,327
Nestle SA	Food Products	221,165	21,902,559
Novartis AG	Pharmaceuticals	148,185	17,903,205
Partners Group Holding AG	Capital Markets	5,668	7,369,824
Roche Holding AG	Pharmaceuticals	61,410	19,935,106
Roche Holding AG	Pharmaceuticals	2,670	922,425
SGS SA	Professional Services	36,045	3,645,254
Sika AG	Chemicals	912	246,790
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	33,820	1,029,609
Swiss Life Holding AG	Insurance	1,527	1,539,661
Swiss Re AG	Insurance	40,940	7,053,921
Swisscom AG	Diversified Telecommunication Services	1,780	1,257,852
UBS Group AG	Capital Markets	149,520	5,043,482
Zurich Insurance Group AG	Insurance	16,910	11,781,766
			130,380,771
United Kingdom 12.7%
3i Group PLC	Capital Markets	56,070	3,165,622
Admiral Group PLC	Insurance	60,075	2,691,986
Ashtead Group PLC	Trading Companies & Distributors	35,155	2,249,273
AstraZeneca PLC	Pharmaceuticals	129,940	18,019,993
Aviva PLC	Insurance	595,410	5,052,174
BAE Systems PLC	Aerospace & Defense	197,135	5,096,263
BP PLC	Oil, Gas & Consumable Fuels	1,308,745	6,558,602
British American Tobacco PLC	Tobacco	322,625	15,310,232
BT Group PLC	Diversified Telecommunication Services	125,935	334,364
Bunzl PLC	Trading Companies & Distributors	44,945	1,428,896
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	445,000	2,738,025
Compass Group PLC	Hotels, Restaurants & Leisure	10,235	346,010
Croda International PLC	Chemicals	32,485	1,301,642
Diageo PLC	Beverages	246,085	6,164,425
GSK PLC	Pharmaceuticals	414,295	7,891,431
Halma PLC	Electronic Equipment, Instruments & Components	20,470	897,634
Hikma Pharmaceuticals PLC	Pharmaceuticals	37,380	1,018,326
HSBC Holdings PLC	Banks	1,758,195	21,245,570
Imperial Brands PLC	Tobacco	157,975	6,228,156
Intermediate Capital Group PLC	Capital Markets	73,870	1,951,670
Intertek Group PLC	Professional Services	33,820	2,196,763
J Sainsbury PLC	Consumer Staples Distribution & Retail	25,810	102,499
Kingfisher PLC	Specialty Retail	325,740	1,298,066
Land Securities Group PLC	Diversified REITs	194,465	1,681,520
Legal & General Group PLC	Insurance	1,438,685	5,019,441
Lloyds Banking Group PLC	Banks	4,017,015	4,222,115
London Stock Exchange Group PLC	Capital Markets	23,140	3,372,346
M&G PLC	Financial Services	542,010	1,908,849
National Grid PLC	Multi-Utilities	470,810	6,848,523
NatWest Group PLC	Banks	598,525	4,194,443
Persimmon PLC	Household Durables	80,990	1,438,360
Phoenix Group Holdings PLC	Insurance	187,345	1,690,554
Reckitt Benckiser Group PLC	Household Products	66,750	4,532,379
RELX PLC	Professional Services	104,018	5,611,839
Rentokil Initial PLC	Commercial Services & Supplies	459,240	2,215,833
Rolls-Royce Holdings PLC	Aerospace & Defense	551,800	7,316,591
Sage Group PLC	Software	87,220	1,494,621
Schroders PLC	Capital Markets	212,710	1,053,434
Segro PLC	Industrial REITs	322,625	3,004,572

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Severn Trent PLC	Water Utilities	68,975	2,584,172
	Smith & Nephew PLC	Health Care Equipment & Supplies	15,130	230,763
	Spirax Group PLC	Machinery	17,800	1,452,556
	Taylor Wimpey PLC	Household Durables	922,040	1,500,426
	Tesco PLC	Consumer Staples Distribution & Retail	321,290	1,766,842
	Unilever PLC	Personal Care Products	222,945	13,518,928
	United Utilities Group PLC	Water Utilities	179,335	2,805,254
	Vodafone Group PLC	Wireless Telecommunication Services	5,351,840	5,704,299
	WPP PLC	Media	305,270	2,144,342
				200,600,624
	United States 0.4%
	Holcim AG, Class B	Construction Materials	24,475	1,811,027
	Stellantis NV	Automobiles	525,990	5,253,738
				7,064,765
	Total Common Stocks (Cost $1,343,305,670)			1,559,379,579
	Preferred Stocks 0.4%
	Germany 0.4%
[d]	Bayerische Motoren Werke AG, 6.145%, pfd.	Automobiles	6,230	514,109
[a,d]	Dr. Ing hc F Porsche AG, 5.508%, pfd.	Automobiles	29,370	1,445,922
[d]	Volkswagen AG, 7.097%, pfd.	Automobiles	49,268	5,183,013
	Total Preferred Stocks (Cost $7,666,152)			7,143,044
	Total Investments before Short-Term Investments (Cost $1,350,971,822)			1,566,522,623
	Short-Term Investments 0.4%
	Investments from Cash Collateral Received for Loaned Securities 0.4%
	United States 0.4%
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	5,850,350	5,850,350
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	9,271	9,271
	Total Short-Term Investments (Cost $5,859,621)			5,859,621
	Total Investments (Cost $1,356,831,443) 99.6%			1,572,382,244
	Other Assets, less Liabilities 0.4%			6,347,500
	Net Assets 100.0%			$ 1,578,729,744
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $24,239,343, representing 1.5% of net assets.
[b]Non-income producing.
[c]A portion or all of the security is on loan at June 30, 2025.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI EAFE	Long	70	$ 9,385,950	9/19/25	$ 107,465

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin International Dividend Multiplier Index ETF	Industry	Shares	Value
	Common Stocks 95.7%
	Australia 7.9%
	APA Group	Gas Utilities	84,784	$ 453,951
	Fortescue Ltd.	Metals & Mining	34,656	347,037
[a]	Glencore PLC	Metals & Mining	34,336	133,440
	Rio Tinto Ltd.	Metals & Mining	3,824	268,474
	Rio Tinto PLC	Metals & Mining	5,840	339,721
	Santos Ltd.	Oil, Gas & Consumable Fuels	52,536	263,730
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	8,496	131,568
				1,937,921
	Austria 1.4%
	OMV AG	Oil, Gas & Consumable Fuels	6,368	345,199
	Belgium 1.6%
	Ageas SA	Insurance	5,680	382,379
	Canada 7.4%
	Bank of Nova Scotia	Banks	4,216	232,660
	BCE, Inc.	Diversified Telecommunication Services	16,120	356,778
	Emera, Inc.	Electric Utilities	3,752	171,528
	Enbridge, Inc.	Oil, Gas & Consumable Fuels	4,168	188,622
	Keyera Corp.	Oil, Gas & Consumable Fuels	4,752	155,115
	Magna International, Inc.	Automobile Components	6,712	259,150
	TC Energy Corp.	Oil, Gas & Consumable Fuels	2,728	132,911
	TELUS Corp.	Diversified Telecommunication Services	19,960	319,916
				1,816,680
	China 2.1%
	SITC International Holdings Co. Ltd.	Marine Transportation	157,000	503,000
	Denmark 2.0%
	Danske Bank AS	Banks	8,584	348,854
	Tryg AS	Insurance	5,712	147,029
				495,883
	Finland 1.6%
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	7,512	184,648
	UPM-Kymmene OYJ	Paper & Forest Products	8,016	217,926
				402,574
	France 11.1%
[b]	Amundi SA	Capital Markets	2,144	172,900
[b]	Ayvens SA	Ground Transportation	46,656	517,549
	BNP Paribas SA	Banks	1,264	113,240
	Bouygues SA	Construction & Engineering	8,992	405,322
	Carrefour SA	Consumer Staples Distribution & Retail	39,064	548,887
	Cie Generale des Etablissements Michelin SCA	Automobile Components	4,528	167,641
	Credit Agricole SA	Banks	5,080	95,798
	Engie SA	Multi-Utilities	15,208	355,699
	Orange SA	Diversified Telecommunication Services	12,120	183,742
	Renault SA	Automobiles	3,536	162,418
				2,723,196
	Germany 1.7%
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	2,608	153,682
	Mercedes-Benz Group AG	Automobiles	4,416	257,579
				411,261
	Hong Kong 2.8%
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	86,000	300,726
	HKT Trust & HKT Ltd.	Diversified Telecommunication Services	107,000	159,750

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Sino Land Co. Ltd.	Real Estate Management & Development	216,000	229,758
				690,234
	Israel 0.6%
	ICL Group Ltd.	Chemicals	20,408	139,932
	Italy 8.8%
	Banca Monte dei Paschi di Siena SpA	Banks	45,784	388,136
	Banco BPM SpA	Banks	29,192	339,655
	BPER Banca SpA	Banks	25,792	233,609
	Enel SpA	Electric Utilities	14,072	133,072
	Eni SpA	Oil, Gas & Consumable Fuels	10,672	172,376
	Mediobanca Banca di Credito Finanziario SpA	Banks	7,264	168,277
[b]	Poste Italiane SpA	Insurance	23,464	502,388
	Snam SpA	Gas Utilities	37,000	223,330
				2,160,843
	Japan 10.0%
	AGC, Inc.	Building Products	10,000	292,637
	Astellas Pharma, Inc.	Pharmaceuticals	36,400	356,957
	Honda Motor Co. Ltd.	Automobiles	29,600	285,764
	Isuzu Motors Ltd.	Automobiles	22,400	283,867
	Japan Tobacco, Inc.	Tobacco	14,500	426,432
	MS&AD Insurance Group Holdings, Inc.	Insurance	7,600	169,947
	Nippon Steel Corp.	Metals & Mining	6,410	121,282
	Niterra Co. Ltd.	Automobile Components	8,750	290,768
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	7,500	229,759
				2,457,413
	Macau 0.1%
	Sands China Ltd.	Hotels, Restaurants & Leisure	10,000	20,815
	Netherlands 3.0%
	ASR Nederland NV	Insurance	3,184	210,722
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	192	28,635
	NN Group NV	Insurance	7,336	485,853
				725,210
	Norway 2.0%
	Telenor ASA	Diversified Telecommunication Services	5,416	83,865
	Var Energi ASA	Oil, Gas & Consumable Fuels	124,680	399,308
				483,173
	Portugal 1.7%
	EDP SA	Electric Utilities	97,376	420,870
	Singapore 2.4%
	DBS Group Holdings Ltd., Class A	Banks	4,700	165,726
	Keppel Ltd.	Industrial Conglomerates	50,400	293,619
	Wilmar International Ltd.	Food Products	56,800	127,991
				587,336
	Spain 4.6%
	CaixaBank SA	Banks	15,232	131,490
	Endesa SA	Electric Utilities	10,192	321,709
	Mapfre SA	Insurance	55,784	227,223
	Repsol SA	Oil, Gas & Consumable Fuels	24,256	354,060
	Telefonica SA	Diversified Telecommunication Services	20,192	105,665
				1,140,147
	Sweden 4.0%
	Svenska Handelsbanken AB, Class A	Banks	31,936	423,729
	Swedbank AB, Class A	Banks	11,384	299,221
	Tele2 AB, Class B	Wireless Telecommunication Services	6,424	93,188
	Volvo AB, Class B	Machinery	5,792	161,294
				977,432

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Switzerland 2.6%
	Banque Cantonale Vaudoise	Banks	1,512	173,709
	Roche Holding AG	Pharmaceuticals	512	166,207
	Swiss Prime Site AG	Real Estate Management & Development	520	77,608
	Swiss Re AG	Insurance	640	110,271
	Zurich Insurance Group AG	Insurance	152	105,904
				633,699
	United Kingdom 16.3%
	Admiral Group PLC	Insurance	8,168	366,011
	Aviva PLC	Insurance	32,768	278,043
	British American Tobacco PLC	Tobacco	13,088	621,094
	HSBC Holdings PLC	Banks	8,632	104,307
	Imperial Brands PLC	Tobacco	9,744	384,157
	Legal & General Group PLC	Insurance	119,336	416,352
	M&G PLC	Financial Services	138,816	488,882
	Phoenix Group Holdings PLC	Insurance	72,584	654,980
	Reckitt Benckiser Group PLC	Household Products	2,304	156,443
	United Utilities Group PLC	Water Utilities	22,784	356,400
	WPP PLC	Media	23,816	167,293
				3,993,962
	Total Common Stocks (Cost $22,114,215)			23,449,159
	Preferred Stocks 3.4%
	Germany 3.4%
[c]	Porsche Automobil Holding SE, 5.669%, pfd.	Automobiles	11,840	468,236
[c]	Volkswagen AG, 7.097%, pfd.	Automobiles	3,448	362,731
	Total Preferred Stocks (Cost $887,990)			830,967
	Total Investments before Short-Term Investments (Cost $23,002,205)			24,280,126
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	12,175	12,175
	Total Short-Term Investments (Cost $12,175)			12,175
	Total Investments (Cost $23,014,380) 99.1%			24,292,301
	Other Assets, less Liabilities 0.9%			213,722
	Net Assets 100.0%			$ 24,506,023
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $1,346,519, representing 5.5% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contract
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI EAFE	Long	1	$ 134,085	9/19/25	$ 973

*As of period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Futures Contract (continued)
Abbreviations
Selected Portfolio
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Intelligent Machines ETF	Country	Shares	Value
	Common Stocks 99.3%
	Aerospace & Defense 12.7%
[a]	AeroVironment, Inc.	United States	1,303	$ 371,290
[a]	Axon Enterprise, Inc.	United States	2,790	2,309,952
[a]	Kratos Defense & Security Solutions, Inc.	United States	18,166	843,811
	Leonardo DRS, Inc.	United States	2,941	136,698
	Rheinmetall AG, ADR	Germany	796	336,302
[a]	Rocket Lab Corp.	United States	7,870	281,510
				4,279,563
	Automobile Components 0.6%
[a]	Hesai Group, ADR	China	8,644	189,736
	Automobiles 7.0%
	BYD Co. Ltd., Class H	China	15,378	239,975
[a]	Tesla, Inc.	United States	6,632	2,106,721
				2,346,696
	Communications Equipment 1.6%
[a]	Arista Networks, Inc.	United States	5,274	539,583
	Computers & Peripherals 3.4%
	Apple, Inc.	United States	5,517	1,131,923
	Construction & Engineering 2.8%
	Quanta Services, Inc.	United States	2,068	781,869
	Valmont Industries, Inc.	United States	463	151,202
				933,071
	Electrical Equipment 4.8%
[a]	Contemporary Amperex Technology Co. Ltd., Class H	China	3,698	155,081
	GE Vernova, Inc.	United States	1,588	840,290
[a]	Siemens Energy AG	Germany	3,002	345,553
	Vertiv Holdings Co., Class A	United States	2,140	274,797
				1,615,721
	Electronic Equipment, Instruments & Components 7.8%
	Amphenol Corp., Class A	United States	6,954	686,708
[a]	Celestica, Inc.	Canada	8,046	1,256,061
	Keyence Corp.	Japan	184	73,679
[a]	Keysight Technologies, Inc.	United States	471	77,178
	TE Connectivity PLC	Ireland	1,444	243,559
[a]	Trimble, Inc.	United States	4,040	306,959
				2,644,144
	Energy Equipment & Services 1.7%
	Baker Hughes Co.	United States	7,026	269,377
[a]	Oceaneering International, Inc.	United States	5,967	123,636
	TechnipFMC PLC	United Kingdom	4,948	170,409
				563,422
	Ground Transportation 0.7%
[a]	Uber Technologies, Inc.	United States	2,497	232,970
	Health Care Equipment & Supplies 6.3%
[a]	Align Technology, Inc.	United States	141	26,696
	Hoya Corp.	Japan	669	79,454
[a]	IDEXX Laboratories, Inc.	United States	178	95,468
[a]	Intuitive Surgical, Inc.	United States	3,213	1,745,976
[a]	PROCEPT BioRobotics Corp.	United States	626	36,058
	Stryker Corp.	United States	384	151,922
				2,135,574

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Health Care Technology 0.7%
	Pro Medicus Ltd.	Australia	1,357	253,525
	Household Durables 0.4%
	Garmin Ltd.	United States	613	127,945
	Machinery 0.3%
[a]	Symbotic, Inc.	United States	2,571	99,883
	Semiconductors & Semiconductor Equipment 31.4%
[a]	Advanced Micro Devices, Inc.	United States	706	100,181
	Analog Devices, Inc.	United States	684	162,806
	Applied Materials, Inc.	United States	1,759	322,020
	ASM International NV	Netherlands	565	360,396
	ASML Holding NV	Netherlands	415	332,577
	Broadcom, Inc.	United States	7,604	2,096,043
	Entegris, Inc.	United States	370	29,841
	Infineon Technologies AG	Germany	4,570	193,739
	KLA Corp.	United States	485	434,434
	Lam Research Corp.	United States	3,061	297,958
	Marvell Technology, Inc.	United States	2,927	226,550
	Monolithic Power Systems, Inc.	United States	246	179,919
	NVIDIA Corp.	United States	21,218	3,352,232
	NXP Semiconductors NV	Netherlands	609	133,060
[a]	SiTime Corp.	United States	459	97,804
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	7,758	1,757,109
	Teradyne, Inc.	United States	3,446	309,864
	Texas Instruments, Inc.	United States	818	169,833
				10,556,366
	Software 17.1%
[a]	Aurora Innovation, Inc.	United States	40,554	212,503
[a]	Autodesk, Inc.	United States	1,893	586,016
	Bentley Systems, Inc., Class B	United States	3,163	170,707
[a]	Cadence Design Systems, Inc.	United States	3,647	1,123,823
	Constellation Software, Inc.	Canada	185	676,982
[a]	Crowdstrike Holdings, Inc., Class A	United States	307	156,358
	Dassault Systemes SE	France	3,511	126,650
[a]	Descartes Systems Group, Inc.	Canada	6,461	655,002
[a,b]	Lumine Group, Inc.	Canada	675	23,661
[a]	Palantir Technologies, Inc., Class A	United States	3,855	525,514
[a]	Palo Alto Networks, Inc.	United States	1,566	320,466
[a]	PTC, Inc.	United States	1,629	280,742
[a]	Samsara, Inc., Class A	United States	4,254	169,224
[a]	Synopsys, Inc.	United States	1,445	740,823
				5,768,471
	Total Common Stocks (Cost $21,937,224)			33,418,593
	Warrant 0.0%
	Software 0.0%
[a,c]	Constellation Software, Inc.	Canada	225	—
	Total Investments (Cost $21,937,224) 99.3%			33,418,593
	Other Assets, less Liabilities 0.7%			233,778
	Net Assets 100.0%			$ 33,652,371
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the value of this security was $23,661, representing 0.1% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Investment Grade Corporate ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 96.8%
	Aerospace & Defense 2.8%
[a]	BAE Systems PLC, 5.50%, 3/26/54	United Kingdom	1,900,000	$ 1,877,469
	Boeing Co.,
	3.65%, 3/01/47	United States	3,200,000	2,236,724
	6.528%, 5/01/34	United States	2,500,000	2,717,958
	General Dynamics Corp.,
	2.85%, 6/01/41	United States	1,200,000	880,411
	3.60%, 11/15/42	United States	2,500,000	2,005,509
	Howmet Aerospace, Inc., 5.95%, 2/01/37	United States	3,500,000	3,718,936
	Lockheed Martin Corp., 4.07%, 12/15/42	United States	1,400,000	1,177,214
	Northrop Grumman Corp., 4.95%, 3/15/53	United States	2,700,000	2,429,152
				17,043,373
	Agriculture 0.7%
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	4,200,000	4,339,118
	Airlines 0.5%
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	985,948	983,696
	United Airlines Pass-Through Trust,
	Series 2016-1, Class A, 3.45%, 1/07/30	United States	1,389,795	1,329,751
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	750,170	749,303
				3,062,750
	Apparel 0.1%
	Tapestry, Inc., 5.50%, 3/11/35	United States	615,000	617,700
	Auto Manufacturers 1.1%
	Hyundai Capital America,
	[a] 5.35%, 3/19/29	United States	4,300,000	4,383,230
	[a] 4.55%, 9/26/29	United States	2,000,000	1,982,664
				6,365,894
	Banks 28.8%
	Banco Santander SA, 2.749%, 12/03/30	Spain	1,400,000	1,247,421
	Bank of America Corp.,
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,950,000	3,612,154
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	6,800,000	6,693,620
	5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	7,500,000	7,665,922
	5.511% to 1/24/35, FRN thereafter, 1/24/36	United States	2,550,000	2,622,918
	5.744% to 2/12/35, FRN thereafter, 2/12/36	United States	1,450,000	1,474,114
	Bank of New York Mellon Corp., 3.85%, 4/28/28	United States	5,600,000	5,585,300
	Barclays PLC, 5.086% to 2/25/28, FRN thereafter, 2/25/29	United Kingdom	3,350,000	3,392,244
[a]	BPCE SA, 5.936% to 5/30/34, FRN thereafter, 5/30/35	France	2,150,000	2,204,217
	Citibank NA, 4.914%, 5/29/30	United States	6,500,000	6,626,376
	Citigroup, Inc.,
	3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	6,600,000	6,498,152
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	3,750,000	3,352,547
[a]	Credit Agricole SA, 5.134%, 3/11/27	France	2,975,000	3,020,836
[a]	Danske Bank AS, 5.427% to 3/01/27, FRN thereafter, 3/01/28	Denmark	3,050,000	3,103,666
	Deutsche Bank AG, 2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	2,475,000	2,450,170
	Goldman Sachs Group, Inc.,
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	10,000,000	9,715,283
	5.33% to 7/23/34, FRN thereafter, 7/23/35	United States	5,500,000	5,550,211
	5.218% to 4/23/30, FRN thereafter, 4/23/31	United States	1,000,000	1,025,431
	Huntington Bancshares, Inc., 5.272% to 1/15/30, FRN thereafter, 1/15/31	United States	2,000,000	2,049,806
	JPMorgan Chase & Co.,
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	5,750,000	5,258,553
	2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	8,000,000	7,192,747
	4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	2,500,000	2,526,545
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	6,130,000	6,444,019

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Mitsubishi UFJ Financial Group, Inc., 5.159% to 4/24/30, FRN thereafter, 4/24/31	Japan	2,070,000	2,120,133
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	3,150,000	3,271,507
	Morgan Stanley,
	1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	8,225,000	7,039,023
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	5,000,000	5,088,118
	5.449% to 7/20/28, FRN thereafter, 7/20/29	United States	1,850,000	1,902,940
	5.192% to 4/17/30, FRN thereafter, 4/17/31	United States	2,500,000	2,563,435
[a]	National Australia Bank Ltd., 2.332%, 8/21/30	Australia	3,350,000	2,969,726
	NatWest Group PLC, 4.964% to 8/15/29, FRN thereafter, 8/15/30	United Kingdom	2,950,000	2,984,806
	PNC Financial Services Group, Inc.,
	6.615% to 10/20/26, FRN thereafter, 10/20/27	United States	6,700,000	6,889,504
	5.222% to 1/29/30, FRN thereafter, 1/29/31	United States	3,800,000	3,900,693
	Royal Bank of Canada, 4.97% to 5/02/30, FRN thereafter, 5/02/31	Canada	2,850,000	2,893,615
	Truist Financial Corp., 7.161% to 10/30/28, FRN thereafter, 10/30/29	United States	4,620,000	4,998,286
	U.S. Bancorp, 5.10% to 7/23/29, FRN thereafter, 7/23/30	United States	4,420,000	4,512,657
	UBS Group AG,
	[a] 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	5,500,000	5,416,331
	[a] 5.428% to 2/08/29, FRN thereafter, 2/08/30	Switzerland	3,400,000	3,492,622
	Wells Fargo & Co.,
	4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	7,050,000	7,110,679
	5.574% to 7/25/28, FRN thereafter, 7/25/29	United States	3,050,000	3,149,747
	5.198% to 1/22/29, FRN thereafter, 1/23/30	United States	2,820,000	2,889,115
				172,505,189
	Beverages 0.6%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	Belgium	2,100,000	1,926,483
	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	1,700,000	1,742,657
				3,669,140
	Biotechnology 3.0%
	Amgen, Inc., 5.60%, 3/02/43	United States	4,705,000	4,670,325
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	3,600,000	3,532,077
[a]	CSL Finance PLC, 4.25%, 4/27/32	Australia	4,200,000	4,102,947
	Illumina, Inc., 5.80%, 12/12/25	United States	1,000,000	1,004,375
	Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50	United States	5,000,000	2,987,751
	Royalty Pharma PLC, 3.35%, 9/02/51	United States	2,800,000	1,816,150
				18,113,625
	Chemicals 1.5%
	DuPont de Nemours, Inc., 5.319%, 11/15/38	United States	1,640,000	1,699,047
	Huntsman International LLC, 2.95%, 6/15/31	United States	3,300,000	2,779,401
[a]	Syensqo Finance America LLC, 5.65%, 6/04/29	Belgium	2,500,000	2,594,819
	Westlake Corp., 3.125%, 8/15/51	United States	2,800,000	1,729,118
				8,802,385
	Commercial Services & Supplies 0.9%
[a]	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	3,000,000	3,071,948
	Global Payments, Inc., 5.40%, 8/15/32	United States	2,200,000	2,246,877
				5,318,825
	Construction Materials 0.4%
	Martin Marietta Materials, Inc., 5.15%, 12/01/34	United States	2,625,000	2,638,996
	Diversified REITs 1.1%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	3,025,000	2,645,967
	Simon Property Group LP, 3.375%, 12/01/27	United States	4,100,000	4,027,358
				6,673,325
	Electric 2.7%
	Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	2,400,000	2,017,980
	Constellation Energy Generation LLC, 6.50%, 10/01/53	United States	1,950,000	2,095,339
	Consumers Energy Co., 4.05%, 5/15/48	United States	1,500,000	1,208,075
	DTE Electric Co., Series B, 3.65%, 3/01/52	United States	2,800,000	2,064,413
	Pacific Gas & Electric Co., 3.30%, 8/01/40	United States	500,000	358,075

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Virginia Electric & Power Co.,
	Series D, 4.65%, 8/15/43	United States	3,500,000	3,082,082
	Series A, 3.50%, 3/15/27	United States	3,500,000	3,463,718
[a]	Vistra Operations Co. LLC, 5.05%, 12/30/26	United States	2,000,000	2,011,028
				16,300,710
	Electric Utilities 3.2%
	Commonwealth Edison Co., 4.00%, 3/01/48	United States	1,650,000	1,310,303
	Duke Energy Progress LLC, 2.50%, 8/15/50	United States	5,750,000	3,332,038
[a]	EDP Finance BV, 1.71%, 1/24/28	Netherlands	2,900,000	2,713,873
[a]	Enel Finance International NV, 3.625%, 5/25/27	Italy	3,300,000	3,259,695
	Georgia Power Co.,
	Series 2010-C, 4.75%, 9/01/40	United States	4,700,000	4,377,934
	4.30%, 3/15/42	United States	1,550,000	1,339,186
	MidAmerican Energy Co., 4.25%, 5/01/46	United States	1,550,000	1,286,681
	Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	2,000,000	1,364,615
				18,984,325
	Electronic Equipment, Instruments & Components 0.2%
	Flex Ltd., 3.75%, 2/01/26	United States	1,000,000	993,591
	Financial Services 1.2%
	American Express Co., 5.016% to 4/25/30, FRN thereafter, 4/25/31	United States	1,925,000	1,966,142
	BlackRock Funding, Inc., 5.25%, 3/14/54	United States	1,650,000	1,583,931
	Capital One Financial Corp.,
	4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	1,400,000	1,399,958
	6.183% to 1/30/35, FRN thereafter, 1/30/36	United States	2,400,000	2,444,401
				7,394,432
	Food 2.3%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
	2.50%, 1/15/27	United States	2,000,000	1,946,796
	3.625%, 1/15/32	United States	3,685,000	3,373,911
[a,b]	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.50%, 1/15/36	United States	2,100,000	2,104,400
	Kellanova, 4.50%, 4/01/46	United States	445,000	381,483
	Mars, Inc.,
	[a] 2.375%, 7/16/40	United States	1,410,000	989,313
	[a] 5.70%, 5/01/55	United States	1,000,000	998,270
	McCormick & Co., Inc., 1.85%, 2/15/31	United States	2,500,000	2,169,547
	Pilgrim’s Pride Corp., 3.50%, 3/01/32	United States	2,000,000	1,802,405
				13,766,125
	Gas 1.2%
	Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	1,700,000	1,506,454
	Southern California Gas Co., 5.60%, 4/01/54	United States	3,000,000	2,924,642
	Southern Co. Gas Capital Corp., 4.95%, 9/15/34	United States	3,000,000	2,975,051
				7,406,147
	Health Care Providers & Services 5.3%
	Ascension Health, Series B, 2.532%, 11/15/29	United States	4,100,000	3,823,986
	Centene Corp., 4.25%, 12/15/27	United States	3,050,000	3,005,691
	Cigna Group, 3.20%, 3/15/40	United States	3,150,000	2,413,774
	Elevance Health, Inc., 4.10%, 5/15/32	United States	2,050,000	1,969,393
	HCA, Inc., 4.50%, 2/15/27	United States	4,600,000	4,601,922
	Icon Investments Six DAC, 6.00%, 5/08/34	United States	1,500,000	1,533,804
	IQVIA, Inc., 6.25%, 2/01/29	United States	2,300,000	2,405,434
	Kaiser Foundation Hospitals, Series 2021, 3.002%, 6/01/51	United States	2,000,000	1,297,146
	Mayo Clinic, Series 2021, 3.196%, 11/15/61	United States	2,000,000	1,243,629
[a]	Roche Holdings, Inc., 2.607%, 12/13/51	United States	2,440,000	1,492,806
	Sutter Health, 5.164%, 8/15/33	United States	2,500,000	2,538,371
	UnitedHealth Group, Inc.,
	3.05%, 5/15/41	United States	5,950,000	4,375,794
	5.30%, 6/15/35	United States	1,155,000	1,177,647
				31,879,397

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Healthcare-Products 0.7%
	Baxter International, Inc., 2.539%, 2/01/32	United States	3,150,000	2,746,702
	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	United States	1,175,000	1,164,517
				3,911,219
	Home Builders 0.3%
	DR Horton, Inc., 5.00%, 10/15/34	United States	1,750,000	1,731,284
	Household Products 0.8%
	Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	5,100,000	5,027,834
	Insurance 4.5%
	Arch Capital Group U.S., Inc., 5.144%, 11/01/43	United States	2,400,000	2,234,072
	Arthur J Gallagher & Co.,
	5.75%, 3/02/53	United States	1,250,000	1,219,072
	6.50%, 2/15/34	United States	2,500,000	2,747,732
	Athene Holding Ltd., 6.625%, 5/19/55	United States	1,750,000	1,804,825
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	2,400,000	1,858,748
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	3,850,000	3,391,616
[a]	Empower Finance 2020 LP, 1.776%, 3/17/31	Canada	3,025,000	2,653,078
[a]	Jackson National Life Global Funding, 5.55%, 7/02/27	United States	2,100,000	2,143,618
	Marsh & McLennan Cos., Inc., 5.40%, 3/15/55	United States	2,000,000	1,929,070
[a]	MassMutual Global Funding II, 5.05%, 12/07/27	United States	2,300,000	2,347,340
[a]	Nippon Life Insurance Co., 6.50% to 4/30/35, FRN thereafter, 4/30/55	Japan	1,500,000	1,553,904
[a]	Pricoa Global Funding I, 5.10%, 5/30/28	United States	3,000,000	3,068,951
				26,952,026
	Internet 1.8%
	Amazon.com, Inc., 2.875%, 5/12/41	United States	5,250,000	3,920,587
	Meta Platforms, Inc., 4.45%, 8/15/52	United States	3,650,000	3,079,585
	Netflix, Inc.,
	[a] 4.875%, 6/15/30	United States	2,400,000	2,456,463
	5.40%, 8/15/54	United States	1,650,000	1,629,614
				11,086,249
	IT Services 0.8%
	Apple, Inc., 2.80%, 2/08/61	United States	2,500,000	1,479,706
	Hewlett Packard Enterprise Co., 4.45%, 9/25/26	United States	3,250,000	3,256,134
				4,735,840
	Lodging 0.4%
	Marriott International, Inc.,
	Series R, 3.125%, 6/15/26	United States	1,000,000	988,110
	Series GG, 3.50%, 10/15/32	United States	1,800,000	1,637,195
				2,625,305
	Machinery-Construction & Mining 0.5%
	Caterpillar, Inc., 5.20%, 5/15/35	United States	2,850,000	2,906,658
	Machinery-Diversified 0.3%
	Ingersoll Rand, Inc., 5.176%, 6/15/29	United States	1,500,000	1,540,461
	Media 3.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	1,200,000	1,070,452
	5.375%, 4/01/38	United States	2,900,000	2,734,591
	3.50%, 3/01/42	United States	3,150,000	2,247,464
	Comcast Corp.,
	4.95%, 10/15/58	United States	1,800,000	1,544,168
	3.75%, 4/01/40	United States	3,600,000	2,990,445
	Fox Corp., 6.50%, 10/13/33	United States	2,800,000	3,030,440
	Paramount Global, 4.95%, 1/15/31	United States	5,000,000	4,863,478
				18,481,038
	Mining 0.3%
	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	United States	1,600,000	1,642,409

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Miscellaneous Manufacturing 0.5%
[a]	Siemens Funding BV, 5.80%, 5/28/55	Germany	2,650,000	2,729,051
	Multi-Utilities 0.2%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	1,500,000	1,410,343
	Oil & Gas 2.7%
	Aker BP ASA,
	[a] 4.00%, 1/15/31	Norway	2,100,000	1,995,597
	[a] 5.80%, 10/01/54	Norway	1,450,000	1,323,367
	BP Capital Markets America, Inc., 4.812%, 2/13/33	United States	2,320,000	2,317,806
	Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	2,200,000	2,179,268
	Exxon Mobil Corp., 3.567%, 3/06/45	United States	2,500,000	1,918,948
	Hess Corp., 5.60%, 2/15/41	United States	1,925,000	1,913,303
	TotalEnergies Capital SA, 5.275%, 9/10/54	France	2,800,000	2,623,850
[a]	Var Energi ASA, 7.50%, 1/15/28	Norway	1,650,000	1,747,875
				16,020,014
	Oil, Gas & Consumable Fuels 0.3%
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	2,000,000	1,989,884
	Pharmaceuticals 3.5%
	AbbVie, Inc., 5.40%, 3/15/54	United States	3,200,000	3,113,788
[a]	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	3,150,000	3,121,439
	Bristol-Myers Squibb Co.,
	4.125%, 6/15/39	United States	1,500,000	1,335,679
	3.70%, 3/15/52	United States	1,500,000	1,093,680
	CVS Health Corp.,
	5.30%, 12/05/43	United States	4,600,000	4,180,233
	5.25%, 1/30/31	United States	1,450,000	1,483,567
	Eli Lilly & Co., 4.95%, 2/27/63	United States	2,500,000	2,273,327
	Novartis Capital Corp., 3.70%, 9/21/42	United States	2,175,000	1,786,787
	Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	2,500,000	2,361,886
				20,750,386
	Pipelines 2.7%
[a]	DT Midstream, Inc., 5.80%, 12/15/34	United States	1,300,000	1,325,041
	Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	3,000,000	2,166,033
	Energy Transfer LP,
	5.15%, 3/15/45	United States	4,800,000	4,234,364
	6.05%, 12/01/26	United States	3,200,000	3,268,392
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	United States	4,100,000	3,823,383
	Williams Cos., Inc., 5.30%, 9/30/35	United States	1,500,000	1,502,345
				16,319,558
	Real Estate Investment Trusts (REITs) 0.4%
	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	2,650,000	2,235,017
	Real Estate Management & Development 0.4%
[a]	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30	United States	2,800,000	2,688,684
	Retail 2.0%
[a]	7-Eleven, Inc., 1.30%, 2/10/28	United States	3,240,000	2,989,034
	Dick’s Sporting Goods, Inc., 4.10%, 1/15/52	United States	2,000,000	1,430,564
	Home Depot, Inc., 3.625%, 4/15/52	United States	4,900,000	3,570,085
	Lowe’s Cos., Inc., 3.00%, 10/15/50	United States	3,150,000	1,970,048
	McDonald’s Corp., 3.625%, 9/01/49	United States	2,400,000	1,742,548
				11,702,279
	Semiconductors 1.4%
	Analog Devices, Inc., 2.80%, 10/01/41	United States	2,100,000	1,529,175
[a]	Foundry JV Holdco LLC, 5.90%, 1/25/33	United States	4,000,000	4,150,440
	Marvell Technology, Inc., 5.95%, 9/15/33	United States	2,700,000	2,852,656
				8,532,271

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Software 3.2%
	Intuit, Inc., 5.50%, 9/15/53	United States	1,350,000	1,341,451
	Microsoft Corp., 2.675%, 6/01/60	United States	2,500,000	1,479,651
	Oracle Corp.,
	2.30%, 3/25/28	United States	4,500,000	4,272,010
	3.60%, 4/01/40	United States	4,500,000	3,604,250
	Paychex, Inc., 5.35%, 4/15/32	United States	2,200,000	2,260,038
	Salesforce, Inc., 2.90%, 7/15/51	United States	2,450,000	1,569,503
	ServiceNow, Inc., 1.40%, 9/01/30	United States	2,500,000	2,167,491
	Synopsys, Inc., 5.70%, 4/01/55	United States	2,500,000	2,487,413
				19,181,807
	Telecommunications 5.8%
	AT&T, Inc., 3.50%, 6/01/41	United States	9,200,000	7,222,336
	Cisco Systems, Inc., 5.30%, 2/26/54	United States	2,700,000	2,620,611
	Motorola Solutions, Inc., 5.60%, 6/01/32	United States	4,500,000	4,691,220
	Rogers Communications, Inc., 4.55%, 3/15/52	Canada	2,000,000	1,630,081
[a]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 9/20/29	United States	2,915,000	2,936,052
	T-Mobile USA, Inc.,
	2.875%, 2/15/31	United States	7,000,000	6,374,383
	5.30%, 5/15/35	United States	2,850,000	2,886,809
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	5,700,000	4,399,113
	Vodafone Group PLC,
	4.25%, 9/17/50	United Kingdom	1,900,000	1,482,052
	5.75%, 6/28/54	United Kingdom	500,000	479,390
				34,722,047
	Transportation 1.3%
	Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	5,850,000	6,131,221
[a]	FedEx Corp., 4.75%, 11/15/45	United States	2,000,000	1,668,293
				7,799,514
	Trucking & Leasing 1.3%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	5,400,000	5,146,121
[a]	SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	3,000,000	2,898,923
				8,045,044
	Total Corporate Bonds & Notes (Cost $599,774,883)			580,641,269
	U.S. Government & Agency Securities 1.5%
	U.S. Treasury Bonds, 4.625%, 11/15/44	United States	1,570,000	1,537,373
	U.S. Treasury Notes,
	3.875%, 6/30/30	United States	1,000,000	1,003,867
	4.25%, 5/15/35	United States	5,900,000	5,909,680
	4.625%, 2/15/35	United States	600,000	619,219
	Total U.S. Government & Agency Securities (Cost $9,019,803)			9,070,139
	Total Investments before Short-Term Investments (Cost $608,794,686)			589,711,408

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 1.4%
	U.S. Government & Agency Securities 1.4%
[c]	Federal Home Loan Bank Discount Notes, 4.158%, 07/01/25	United States	8,450,000	8,449,024
	Total Short-Term Investments (Cost $8,450,000)			8,449,024
	Total Investments (Cost $617,244,686) 99.7%			598,160,432
	Other Assets, less Liabilities 0.3%			1,545,045
	Net Assets 100.0%			$ 599,705,477
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $96,570,706, representing 16.1% of net assets.
[b]Security purchased on a when-issued basis.
[c]The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Municipal Green Bond ETF	Principal Amount*	Value
	Municipal Bonds 97.6%
	Alabama 0.3%
[a]	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	300,000	$ 257,962
	Arizona 0.4%
	City of Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/01/44	360,000	368,140
	Arkansas 0.6%
	Arkansas Development Finance Authority,
	[a] Hybar LLC, AMT, 6.875%, 7/01/48	250,000	268,475
	United States Steel Corp, AMT, 5.70%, 5/01/53	275,000	278,865
			547,340
	California 29.5%
	Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000	999,764
	California Community Choice Financing Authority,
	[b] VRDN, 5.00%, 12/01/53	2,500,000	2,612,186
	[b] VRDN, 5.00%, 2/01/54	3,500,000	3,685,605
	[b] VRDN, 5.25%, 1/01/54	3,160,000	3,312,948
	[b] VRDN, 5.25%, 11/01/54	500,000	530,108
	[b] VRDN, 5.50%, 10/01/54	995,000	1,067,307
	California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	90,767	76,454
	California Infrastructure & Economic Development Bank,
	California Science Center Foundation, 4.00%, 5/01/46	805,000	707,438
	California Science Center Foundation, 4.00%, 5/01/51	1,000,000	842,252
	California State Teachers’ Retirement System, 5.00%, 8/01/49	180,000	180,941
	California Municipal Finance Authority,
	CHF-Davis I LLC, 5.00%, 5/15/51	1,000,000	951,448
	CHF-Davis II LLC, 4.00%, 5/15/39	3,445,000	3,387,212
	CHF-Riverside II LLC, 5.00%, 5/15/37	1,495,000	1,535,181
[a]	California School Finance Authority, River Springs Charter School Inc, 5.75%, 7/01/42	250,000	255,941
	California State Public Works Board,
	California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	931,286
	Series D, 4.00%, 5/01/47	1,500,000	1,361,149
	City of Foster City, Levee Protection Planning, 4.00%, 8/01/32	135,000	136,506
	City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	900,381
	City of San Francisco Public Utilities Commission Water Revenue, Green Bond, Refunding, Series 2020A, 4.00%, 11/01/50	100,000	87,870
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, Series A, 5.00%, 6/01/42	1,000,000	1,052,599
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	101,514
	San Diego County Regional Airport Authority, AMT, Series B, 5.00%, 7/01/51	2,000,000	1,983,264
	San Francisco Bay Area Rapid Transit District, Green Bond, 3.00%, 8/01/36	170,000	155,622
	Santa Cruz County Capital Financing Authority, Sanitation District Green Bond, 4.00%, 6/01/42	1,500,000	1,445,835
	Three Rivers Levee Improvement Authority,
	Community Facilities District No. 2006-1, Refunding, 4.00%, 9/01/27	250,000	252,853
	Community Facilities District No. 2006-1, Refunding, 4.00%, 9/01/29	250,000	254,081
	Community Facilities District No. 2006-1, Refunding, 4.00%, 9/01/31	200,000	201,452
	Community Facilities District No. 2006-1, Refunding, 4.00%, 9/01/32	100,000	99,904
	Transbay Joint Powers Authority, Redevelopment Project Green Bond Senior Tax, 5.00%, 10/01/34	150,000	154,937
			29,264,038
	Colorado 1.7%
	Board of Water Commissioners City & County of Denver, Green Bond, Series 2017A, 5.00%, 9/15/47	150,000	152,296
[b]	University of Colorado, Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,492,585
			1,644,881

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	District of Columbia 4.0%
	District of Columbia,
	Plenary Infrastructure DC LLC, AMT, 5.50%, 8/31/33	905,000	1,006,645
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/35	200,000	222,638
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/37	845,000	932,914
	Plenary Infrastructure DC LLC, AMT, Series A, 5.50%, 8/31/35	95,000	105,675
	District of Columbia Water & Sewer Authority,
	Green Bond, Sub Series 2019A, 5.00%, 10/01/44	340,000	345,996
	Sub Series 2019A, 4.00%, 10/01/49	1,565,000	1,373,984
			3,987,852
	Florida 1.5%
	Babcock Ranch Community Independent Special District, Assessment Area 3A, Special Assessment, 4.00%, 5/01/40	840,000	766,320
	City of Tampa, Lower Basis Stormwater Improvement, Special Assessment, 5.00%, 5/01/36	150,000	156,039
	County of Palm Beach Water & Sewer Revenue, Reclaimed Water Project, Refunding, 4.00%, 10/01/31	105,000	109,662
	Somerset Community Development District,
	Special Assessment, Refunding, 4.00%, 5/01/32	415,000	406,970
	Special Assessment, Refunding, Series 2022, 4.20%, 5/01/37	100,000	93,415
			1,532,406
	Georgia 2.6%
	City of Atlanta Airport Passenger Facility Charge, Airport Passenger Facility Charge, AMT, 5.25%, 7/01/43	1,350,000	1,388,049
	Private Colleges & Universities Authority, Emory University, Refunding, 5.00%, 9/01/48	100,000	100,722
[b]	Roswell Development Authority, WellStar Health System Obligated Group, VRDN, Series A, 3.90%, 4/01/47	1,100,000	1,100,000
			2,588,771
	Illinois 4.2%
	Illinois Finance Authority,
	State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	575,000	560,597
	University of Illinois, 5.25%, 10/01/53	3,000,000	3,044,498
	Northern Illinois University, 5.50%, 4/01/49	500,000	515,570
			4,120,665
	Louisiana 3.0%
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[a] Parish of St Bernard LA, 4.00%, 11/01/45	900,000	774,909
	[a] Parish of St Charles LA, 4.50%, 11/01/47	900,000	838,048
	[a] Parish of St John the Baptist LA, 3.90%, 11/01/44	405,000	344,807
	Terrebonne Levee & Conservation District Sales Tax Revenue,
	Refunding, Refunding, Series B, 4.00%, 6/01/40	100,000	94,346
	Refunding, Series B, 4.00%, 6/01/39	1,000,000	959,358
			3,011,468
	Maine 0.2%
	City of Portland General Airport Revenue, Green Bond, Refunding, 4.00%, 1/01/35	245,000	245,314
	Maryland 3.5%
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, 5.00%, 6/30/40	1,000,000	1,000,312
	Purple Line Transit Partners LLC, AMT, 5.25%, 6/30/47	2,000,000	1,990,334
	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	370,612
	Washington Suburban Sanitary Commission, Green Bond, 3.00%, 6/01/35	100,000	93,284
			3,454,542
	Massachusetts 3.5%
	Massachusetts Development Finance Agency,
	Boston Medical Center Corp. Obligated Group, 4.00%, 7/01/47	135,000	113,332
	Springfield College, Green Bond, 5.00%, 6/01/26	420,000	424,233
	Springfield College, Green Bond, 5.00%, 6/01/27	440,000	442,176

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Massachusetts Housing Finance Agency,
	Series A-1, 4.90%, 12/01/59	1,000,000	985,202
	Sustainability Bond, Series 2019C-1, 2.65%, 12/01/34	100,000	84,630
	Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,449,378
			3,498,951
	Minnesota 1.6%
	City of Minneapolis, Green Bond, 3.00%, 12/01/40	100,000	82,378
	Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series A, 5.00%, 10/01/52	1,500,000	1,499,515
			1,581,893
	Mississippi 0.4%
[a]	Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	400,000	363,384
	New Jersey 3.6%
	City of Newark Mass Transit Access Tax Revenue, Mulberry Pedestrian Bridge, 6.00%, 11/15/62	1,460,000	1,596,965
	New Jersey Educational Facilities Authority, Stevens Institute of Technology, Series A, 5.00%, 7/01/32	645,000	690,944
	Newark Board of Education,
	Newark Board of Education, Refunding, 5.00%, 7/15/28	571,000	606,773
	Refunding, 5.00%, 7/15/30	620,000	678,692
			3,573,374
	New Mexico 0.1%
	City of Santa Fe Wastewater Utility System Revenue, Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	100,928
	New York 9.4%
	Metropolitan Transportation Authority,
	Green Bond, Series 2020A-1, 4.00%, 11/15/41	600,000	551,446
	Refunding, 5.00%, 11/15/28	430,000	458,027
	Refunding, Series E, 5.00%, 11/15/32	605,000	655,951
	Series C, 5.00%, 11/15/50	1,510,000	1,497,334
[b]	New York City Municipal Water Finance Authority, Refunding, VRDN, 3.90%, 6/15/33	1,900,000	1,900,000
	New York Liberty Development Corp.,
	7 World Trade Center II LLC, Refunding , Series 2022A1, 3.00%, 9/15/43	1,000,000	765,952
	Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,624,602
	New York State Housing Finance Agency,
	Sustainability Bonds, Series 2019N, 2.60%, 11/01/34	100,000	85,486
	Sustainability Bonds, Series 2019P, 2.00%, 5/01/28	100,000	96,312
	[b] Sustainability Bonds, VRDN, Series 2022A, 2.50%, 11/01/60	1,410,000	1,388,859
	New York Transportation Development Corp., JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	263,651
			9,287,620
	Ohio 5.0%
	American Municipal Power, Inc.,
	Meldahl Hydroelectric Project, Series A, 4.00%, 2/15/41	1,415,000	1,298,467
	Solar Electricity Prepayment Revenue, 5.00%, 2/15/44	1,660,000	1,675,181
[b]	County of Hamilton, TriHealth Obligated Group, VRDN, Refunding, Series B, 4.05%, 8/15/51	500,000	500,000
	Ohio State University, Series A, 4.00%, 12/01/39	1,500,000	1,469,309
			4,942,957
	Oregon 2.9%
	Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding, 4.00%, 12/01/51	530,000	381,844
	Port of Portland Airport Revenue,
	AMT, 5.50%, 7/01/53	2,250,000	2,318,027
	AMT, Series 2020-27A, 5.00%, 7/01/36	150,000	155,570
			2,855,441
	Pennsylvania 2.3%
	Philadelphia Energy Authority, City of Philadelphia PA, 5.00%, 11/01/43	1,130,000	1,165,588
	School District of Philadelphia,
	Green Bond, Series 2021B, 5.00%, 9/01/31	100,000	109,260
	Series B, 5.00%, 9/01/48	1,000,000	1,006,926
			2,281,774

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Puerto Rico 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/01/58	525,000	494,337
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp., Multi Family Development, Sustainability Bond, 2.75%, 10/01/34	150,000	129,017
Texas 0.9%
Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	916,024
Utah 5.8%
Central Valley Water Reclamation Facility, Green Bond, Series 2021C, 4.00%, 3/01/47	3,050,000	2,742,974
Intermountain Power Agency, Refunding, Series 2022A, 5.00%, 7/01/43	3,000,000	3,054,207
		5,797,181
Vermont 3.0%
Vermont Educational & Health Buildings Financing Agency,
University of Vermont Health Network Obligated Group, 4.00%, 12/01/42	1,000,000	905,479
University of Vermont Health Network Obligated Group, 5.00%, 12/01/38	2,015,000	2,019,221
		2,924,700
Virginia 0.4%
City of Hampton,
Green Bond, 4.00%, 9/01/31	100,000	105,072
Green Bond, 5.00%, 9/01/27	50,000	52,589
Series A, 3.00%, 9/01/35	240,000	222,398
		380,059
Washington 1.8%
Central Puget Sound Regional Transit Authority, Refunding, Series S-1, 4.00%, 11/01/46	2,000,000	1,783,587
Wisconsin 4.8%
Milwaukee Metropolitan Sewerage District,
Green Bond, Series 2020A, 3.00%, 10/01/35	150,000	137,782
Series A, 3.00%, 10/01/32	1,000,000	965,579
Public Finance Authority,
[a] Patriot Services Group Obligated Group, Refunding, Series A-1, 4.50%, 12/01/31	500,000	496,562
RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,330,000	1,842,393
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	600,000	462,052
University of Wisconsin Hospitals & Clinics, Authority Obligated Group, Green Bond, Refunding, 4.00%, 4/01/46	1,000,000	896,366
		4,800,734
Total Municipal Bonds (Cost $100,391,392)		96,735,340
Total Investments (Cost $100,391,392) 97.6%		96,735,340
Other Assets, less Liabilities 2.4%		2,341,158
Net Assets 100.0%		$ 99,076,498
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $3,600,088, representing 3.6% of net assets.
[b]Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
Abbreviations
Selected Portfolio
AMT	–	Alternative Minimum Tax
VRDN	–	Variable Rate Demand Note

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Senior Loan ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 3.5%
	Advertising 0.3%
[a]	Clear Channel Outdoor Holdings, Inc., 7.875%, 4/01/30	United States	3,200,000	$ 3,306,093
	Aerospace & Defense 0.3%
[a]	Goat Holdco LLC, 6.75%, 2/01/32	United States	2,000,000	2,034,950
[a]	TransDigm, Inc., 6.00%, 1/15/33	United States	1,700,000	1,710,334
				3,745,284
	Airlines 0.3%
[a]	Air Canada, 3.875%, 8/15/26	Canada	700,000	693,416
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	800,000	839,327
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,266,667	1,264,552
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	41,670	41,575
[a]	United Airlines, Inc., 4.375%, 4/15/26	United States	140,000	139,162
				2,978,032
	Chemicals 0.0%†
[a]	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000	487,457
	Commercial Services & Supplies 0.2%
[a]	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 5/21/30	Luxembourg	587,200	600,722
[a]	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	1,000,000	1,045,582
				1,646,304
	Construction Materials 0.3%
[a]	Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000	374,426
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	1,400,000	1,432,791
[a]	Quikrete Holdings, Inc., 6.375%, 3/01/32	United States	1,000,000	1,028,945
[a]	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	700,000	734,459
				3,570,621
	Electric 0.1%
[a]	Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000	794,015
[a]	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000	428,933
				1,222,948
	Entertainment 0.3%
[a]	Caesars Entertainment, Inc., 6.50%, 2/15/32	United States	1,500,000	1,540,111
[a]	Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29	Canada	250,000	244,881
[a]	International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	1,200,000	1,189,991
[a]	Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 8/01/30	Canada	500,000	502,009
				3,476,992
	Environmental Control 0.1%
[a]	GFL Environmental, Inc., 3.50%, 9/01/28	United States	600,000	579,174
	Financial Services 0.4%
	Jane Street Group/JSG Finance, Inc.,
	[a] 4.50%, 11/15/29	United States	300,000	291,266
	[a] 6.125%, 11/01/32	United States	755,000	762,679
	[a] 6.75%, 5/01/33	United States	2,600,000	2,674,961
[a]	Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000	192,516
				3,921,422
	Health Care Providers & Services 0.1%
[a]	Radiology Partners, Inc., 8.50%, 7/15/32	United States	1,500,000	1,505,370
	Insurance 0.5%
[a]	Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000	480,221
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
	[a] 6.75%, 4/15/28	United States	3,300,000	3,356,859
	[a] 7.00%, 1/15/31	United States	1,000,000	1,035,165
				4,872,245

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	IT Services 0.1%
[a]	Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	600,000	629,320
	Machinery-Diversified 0.0%†
[a]	GrafTech Finance, Inc., 4.625%, 12/23/29	United States	400,000	276,000
	Media 0.2%
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27	United States	750,000	748,021
[a]	McGraw-Hill Education, Inc., 7.375%, 9/01/31	United States	1,000,000	1,043,901
				1,791,922
	Oil, Gas & Consumable Fuels 0.0%†
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	149,836
	Packaging & Containers 0.1%
[a]	Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32	United States	160,000	164,303
[a]	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27	United States	805,000	819,202
				983,505
	Personal Care Products 0.2%
[a]	Coty, Inc., 5.00%, 4/15/26	United States	1,600,000	1,604,940
	Pharmaceuticals 0.0%
[a,b]	Endo Luxembourg Finance SARL, 6.125%, 4/01/29	Luxembourg	925,000	—
	Retail 0.0%†
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	360,000	376,200
	Telecommunications 0.0%†
[a]	CommScope LLC, 4.75%, 9/01/29	United States	219,500	214,569
	Total Corporate Bonds & Notes (Cost $36,423,382)			37,338,234
[c]	Senior Floating Rate Interests 86.7%
	Aerospace & Defense 1.1%
	Air Comm Corp. LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.30%, 12/11/31	United States	3,797,491	3,821,225
	Dynasty Acquisition Co., Inc.,
	2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.327%, 10/31/31	United States	3,597,656	3,603,358
	2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.327%, 10/31/31	United States	1,368,433	1,370,603
	TransDigm, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.799%, 1/19/32	United States	2,862,009	2,869,550
				11,664,736
	Air Freight & Logistics 2.0%
	First Student Bidco, Inc.,
	2024 Term Loan B2, 3 mo. USD Term SOFR + 2.50%, 6.799%, 7/21/28	United States	3,275,301	3,280,410
	2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.799%, 7/21/28	United States	2,644,013	2,648,560
	2024 Term Loan C, 3 mo. USD Term SOFR + 2.50%, 6.799%, 7/21/28	United States	810,672	812,067
	Forward Air Corp., Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.78%, 12/19/30	United States	3,072,000	3,058,714
	Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.577%, 1/25/29	United States	5,788,313	5,715,959
	LaserShip, Inc.,
	2024 Term Loan B, 3 mo. USD Term SOFR + 1.50%, 6.057%, 8/10/29	United States	1,487,132	872,448
	2024 PIK Third Out Term Loan D, 3 mo. USD Term SOFR + 1.50%, 6.061%, 8/10/29	United States	1,082,273	311,153
	Savage Enterprises LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.066%, 9/15/28	United States	2,131,152	2,140,242
	Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.299%, 7/26/28	United States	3,376,336	3,380,624
				22,220,177

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Airlines 0.0%†
American Airlines, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.546%, 5/28/32	United States	516,129	520,129
Automobile Components 2.4%
Clarios Global LP,
2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.827%, 5/06/30	United States	1,326,535	1,324,466
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 1/28/32	Canada	1,977,661	1,981,992
DexKo Global, Inc.,
2021 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.191%, 10/04/28	United States	4,926,445	4,726,382
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.577%, 10/04/28	United States	684,316	659,653
First Brands Group LLC,
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.541%, 3/30/27	United States	11,078,324	10,497,100
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.541%, 3/30/27	United States	2,437,804	2,307,284
RealTruck Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.191%, 1/31/28	United States	5,335,264	4,795,735
			26,292,612
Automobiles 0.1%
American Trailer World Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 3/03/28	United States	1,895,532	1,556,506
Beverages 0.8%
Triton Water Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.549%, 3/31/28	United States	9,019,562	9,062,134
Chemicals 2.7%
Hexion Holdings Corp.,
2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.312%, 3/15/29	United States	5,512,904	5,507,722
2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 11.864%, 3/15/30	United States	776,471	761,912
INEOS Quattro Holdings U.K. Ltd.,
2023 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.177%, 3/14/30	United States	1,290,401	1,187,169
2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.677%, 4/02/29	United States	2,656,691	2,480,685
INEOS U.S. Finance LLC,
2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.327%, 2/07/31	United States	1,271,373	1,216,068
2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 2/18/30	Luxembourg	1,464,136	1,407,013
Nouryon Finance BV,
2024 USD Term Loan B1, 3 mo. USD Term SOFR + 3.25%, 7.51%, 4/03/28	Netherlands	3,245,578	3,264,857
2024 USD Term Loan B2, 3 mo. USD Term SOFR + 3.25%, 7.55%, 4/03/28	Netherlands	1,697,223	1,707,304
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.642%, 4/23/29	United States	9,304,449	8,149,767
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.280% - 7.324%, 1/31/29	United States	3,107,559	3,112,252
			28,794,749
Commercial Bank 0.8%
AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.327%, 8/02/28	United States	8,600,380	8,627,256
Commercial Services & Supplies 7.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 5/12/28	United States	11,177,368	11,243,258
Boost Newco Borrower LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.299%, 1/31/31	United States	10,696,876	10,736,989

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	CHG Healthcare Services, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.00%, 7.299% - 7.333%, 9/29/28	United States	6,312,154	6,341,158
	Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.28%, 8/01/29	United States	621,955	625,083
	KUEHG Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.549%, 6/12/30	United States	1,995,132	1,998,404
	Madison IAQ LLC,
	Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.762%, 6/21/28	United States	7,342,464	7,356,231
	2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.557%, 5/06/32	United States	2,000,000	2,007,910
	Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.333%, 5/04/28	United States	7,438,048	7,443,738
[d]	Mavis Tire Express Services Topco Corp., 2025 Fungible Add On Term Loan, TBD, 5/04/28	United States	752,212	752,788
	Nuvei Technologies Corp., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.327%, 11/17/31	United States	8,670,063	8,694,426
	Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.32%, 10/13/30	United States	4,444,305	4,451,527
	Priority Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.077%, 5/16/31	United States	967,869	971,983
	Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 11/19/31	United States	3,630,900	3,632,262
	Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.577%, 3/04/28	United States	3,784,481	3,335,074
	TTF Holdings LLC, 2024 Term Loan, 6 mo. USD Term SOFR + 3.75%, 8.002%, 7/18/31	United States	2,120,262	2,108,336
	Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.299%, 11/30/30	United States	3,266,977	3,282,495
	Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.827%, 1/30/31	United States	1,893,091	1,886,825
				76,868,487
	Communications Equipment 0.7%
	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 4.00%, 8.33%, 1/30/31	United States	1,130,834	1,139,553
	Delta TopCo, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.074%, 11/30/29	United States	5,678,845	5,644,857
	Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.441%, 3/09/27	United States	708,194	675,472
				7,459,882
	Construction & Engineering 0.9%
	Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.776%, 8/01/30	United States	1,613,155	1,356,768
	Chromalloy Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.039%, 3/27/31	United States	3,248,060	3,257,187
	Newly Weds Foods, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.562%, 3/15/32	United States	4,872,340	4,872,340
				9,486,295
	Construction Materials 2.2%
	Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.677%, 11/03/28	United States	4,767,871	4,781,412
	Cornerstone Building Brands, Inc.,
	2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.662%, 4/12/28	United States	2,335,462	2,092,189
	2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.812%, 5/15/31	United States	2,503,856	2,140,797

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	EMRLD Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.827%, 8/04/31	United States	5,582,625	5,580,642
	MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.327%, 3/28/31	United States	1,589,875	1,595,296
	Quikrete Holdings, Inc.,
	2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.577%, 3/19/29	United States	1,264,200	1,265,357
	2025 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.577%, 4/14/31	United States	3,225,041	3,223,025
	2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 2/10/32	United States	3,618,517	3,618,065
				24,296,783
	Containers & Packaging 2.7%
	Berlin Packaging LLC, 2024 Term Loan B7, 1 mo. USD Term SOFR + 3.50%, 7.796% - 7.824%, 6/07/31	United States	6,658,540	6,689,968
	Charter NEX U.S., Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.061%, 11/29/30	United States	8,234,858	8,273,479
	Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 4/01/32	United States	6,035,372	6,018,624
	Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 9.227%, 2/12/26	Luxembourg	2,716,022	2,520,075
	Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.256% - 8.324%, 9/15/28	United States	5,326,245	5,353,542
				28,855,688
	Distributors 1.1%
	BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 12/11/30	United States	7,150,564	7,118,386
	Windsor Holdings III LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.075%, 8/01/30	United States	4,975,000	4,982,040
				12,100,426
	Electric Utilities 0.1%
	Talen Energy Supply LLC,
	2023 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.808%, 5/17/30	United States	277,480	278,456
	2024-1 Incremental Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.808%, 12/15/31	United States	356,951	358,512
				636,968
	Entertainment 3.1%
	Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.784%, 10/02/28	United States	6,385,414	5,667,055
	Caesars Entertainment, Inc.,
	Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 2/06/30	United States	3,943,458	3,946,415
	2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.577%, 2/06/31	United States	1,853,658	1,854,826
	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.049%, 11/30/30	United Kingdom	5,438,707	5,431,908
	GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 6 mo. USD Term SOFR + 2.75%, 7.016%, 10/31/29	Gibraltar	2,851,548	2,866,063
	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.564%, 4/14/29	United States	1,283,594	1,286,321
	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.549%, 8/01/30	Canada	578,524	573,734
	Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.285%, 4/04/29	United States	5,019,461	5,020,942
	UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.572%, 11/21/31	United States	7,466,659	7,503,022
				34,150,286
	Financial Services 4.3%
[d]	Apex Group Treasury LLC, 2025 USD Term Loan B, TBD, 2/27/32	United States	1,702,083	1,698,364
	Aretec Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.827%, 8/09/30	United States	2,871,527	2,879,969

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Assetmark Financial Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.75%, 7.049%, 9/05/31	United States	3,638,433	3,647,784
	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.327%, 10/31/31	United States	4,436,322	4,459,347
	CPI Holdco B LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 5/17/31	United States	3,000,000	3,000,945
	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.049%, 4/09/27	United States	1,126,738	1,097,477
	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.327%, 4/07/28	United States	6,979,690	6,995,220
	First Eagle Investment Management LLC, 2024 Term Loan B2, 3 mo. USD Term SOFR + 3.00%, 7.299%, 3/05/29	United States	4,048,750	4,056,767
	GC Ferry Acquisition I, Inc.,
	[d] Term Loan, TBD, 6/04/32	United States	4,195,049	4,126,879
	[d] Delayed Draw Term Loan, TBD, 6/04/32	United States	716,228	704,141
	Hudson River Trading LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.314%, 3/18/30	United States	79,208	79,542
	Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 6.333%, 12/15/31	United States	7,902,027	7,901,197
	Janney Montgomery Scott LLC, Term Loan, 6 mo. USD Term SOFR + 3.25%, 7.467%, 11/28/31	United States	1,607,236	1,615,706
[d]	Orion U.S. Finco, Inc., 1st Lien Term Loan, TBD, 5/20/32	United States	1,851,528	1,859,397
	Russell Investments U.S. Institutional Holdco, Inc., 2024 PIK Term Loan, 3 mo. USD Term SOFR + 1.50%, 1.500% - 9.28%, 5/30/27	United States	3,059,314	2,900,994
				47,023,729
	Food Products 0.8%
	Froneri Lux Finco SARL, 2024 USD Term Loan B4, 6 mo. USD Term SOFR + 2.00%, 6.237%, 9/30/31	United States	4,887,750	4,845,006
	Primary Products Finance LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.535%, 4/01/29	United States	3,744,139	3,730,492
				8,575,498
	Health Care Equipment & Supplies 1.2%
	Bausch & Lomb Corp.,
	[d] 2025 Term Loan B, TBD, 12/18/30	United States	1,261,765	1,265,714
	2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.327%, 9/29/28	United States	1,572,000	1,575,278
	Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.671%, 5/10/27	United States	2,179,514	2,178,402
	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 10/23/28	United States	8,520,192	8,539,576
				13,558,970
	Health Care Providers & Services 5.7%
	ADMI Corp.,
	2021 Term Loan B2, 1 mo. USD Term SOFR + 3.38%, 7.816%, 12/23/27	United States	734,510	697,476
	2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.191%, 12/23/27	United States	8,573,494	8,198,404
	2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 10.077%, 12/23/27	United States	230,260	223,812
	Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.564%, 2/11/28	United States	8,575,996	8,587,488
	DaVita, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.327%, 5/09/31	United States	1,985,000	1,997,912
	Global Medical Response, Inc., 2024 PIK Term Loan, 3 mo. USD Term SOFR + 4.75%, 0.75% - 9.079%, 10/31/28	United States	0	0
	LifePoint Health, Inc.,
	2024 Incremental Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 7.817%, 5/19/31	United States	3,435,581	3,388,651
	2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.006%, 5/19/31	United States	2,822,673	2,797,085

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.88%, 11/01/28	United States	3,406,203	1,835,450
MPH Acquisition Holdings LLC,
2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.03%, 12/31/30	United States	308,710	304,697
2025 Second Out Term Loan, 3 mo. USD Term SOFR + 4.60%, 9.141%, 12/31/30	United States	2,559,021	2,303,119
National Mentor Holdings, Inc.,
2021 Term Loan C, 3 mo. USD Term SOFR + 3.75%, 8.149%, 3/02/28	United States	137,937	133,626
2021 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.146% - 8.177%, 3/02/28	United States	4,495,317	4,354,839
Parexel International Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.827%, 11/15/28	United States	5,690,077	5,698,072
Phoenix Guarantor, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.827%, 2/21/31	United States	6,024,615	6,051,304
Radiology Partners, Inc.,
[d] 2025 Term Loan, TBD, 7/01/32	United States	2,000,000	1,986,250
2024 Extended Term Loan B, 3 mo. USD Term SOFR + 5.00%, 1.500% - 9.591%, 1/31/29	United States	1,729,564	1,731,008
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.299%, 9/27/30	United States	1,942,083	1,925,595
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.689%, 10/01/28	United States	7,243,808	7,168,074
U.S. Radiology Specialists, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.049%, 12/15/27	United States	2,718,664	2,728,016
			62,110,878
Hotels, Restaurants & Leisure 0.8%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.827%, 1/27/29	United States	7,397,087	7,397,383
Hilton Grand Vacations Borrower LLC,
2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.327%, 8/02/28	United States	903,683	904,460
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.327%, 1/17/31	United States	396,000	396,034
			8,697,877
Household Durables 1.9%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.323%, 7/31/28	United States	9,246,924	9,244,243
Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 1/20/32	Netherlands	5,503,756	5,491,152
II-VI, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.327%, 7/02/29	United States	5,734,026	5,749,565
			20,484,960
Insurance 6.9%
Acrisure LLC,
2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 7.327%, 11/06/30	United States	11,651,608	11,637,918
2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 6/04/32	United States	1,167,883	1,167,883
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.75%, 7.075%, 9/19/31	United States	8,674,160	8,685,957
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 1/30/32	United States	10,119,700	10,134,576
AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 7.827%, 2/14/31	United States	2,272,441	2,280,701

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Asurion LLC,
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.00%, 8.427%, 8/19/28	United States	2,679,474	2,646,168
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.677%, 8/19/28	United States	1,150,207	1,139,625
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.691%, 1/20/29	United States	5,297,666	4,928,896
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 7.327%, 6/13/31	United States	8,117,799	8,136,673
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.769% - 6.796%, 6/20/30	United States	9,215,905	9,253,874
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.327%, 7/31/31	United States	11,583,929	11,638,663
Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.049%, 5/06/31	United States	2,843,205	2,847,939
			74,498,873
IT Services 2.1%
Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.78%, 8/15/29	United States	1,370,150	1,141,849
CNT Holdings I Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.78%, 11/08/32	United States	2,394,000	2,402,606
MH Sub I LLC,
2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.577%, 5/03/28	United States	5,592,216	5,256,684
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.577%, 12/31/31	United States	6,301,033	5,491,760
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.327%, 8/31/28	United States	8,386,206	8,401,217
			22,694,116
Machinery 2.5%
CD&R Hydra Buyer, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.427%, 3/25/31	United States	2,570,965	2,535,936
CPM Holdings, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.50%, 8.824%, 9/28/28	United States	2,966,134	2,909,362
Pro Mach Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 8/31/28	United States	3,279,835	3,290,248
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.049%, 11/22/29	United States	5,597,010	5,592,813
TK Elevator Midco GmbH, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.237%, 4/30/30	Germany	4,744,695	4,762,487
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.574%, 1/27/31	United States	7,648,714	7,659,231
			26,750,077
Media 1.9%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.822% - 7.83%, 3/24/31	United States	5,757,432	5,777,928
Charter Communications Operating LLC, 2024 Term Loan B5, 3 mo. USD Term SOFR + 2.25%, 6.548%, 12/15/31	United States	3,239,277	3,247,991
Gray Television, Inc., 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 7.439%, 12/01/28	United States	2,433,455	2,362,386
iHeartCommunications, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.78%, 10.214%, 5/01/29	United States	1,037,162	848,311
McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 8/06/31	United States	1,196,863	1,202,350
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.33%, 4/11/29	United States	3,127,727	2,966,305
Univision Communications, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.941%, 1/31/29	United States	1,683,000	1,653,893
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1 mo. USD Term SOFR + 3.25%, 7.676%, 1/31/29	United States	2,470,000	2,451,623
			20,510,787

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Passenger Airlines 1.5%
American Airlines, Inc., 2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.25%, 6.507%, 6/04/29	United States	7,156,429	7,100,967
United Airlines, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.275%, 2/22/31	United States	1,546,010	1,551,329
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 2/14/31	Canada	7,099,650	7,109,411
			15,761,707
Personal Care Products 0.7%
Conair Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.191%, 5/17/28	United States	1,999,399	1,479,555
Opal Bidco SAS, USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.575%, 4/28/32	United States	6,300,000	6,333,485
			7,813,040
Pharmaceuticals 1.2%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.327%, 4/23/31	United States	3,262,383	3,264,421
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.399%, 10/01/27	United States	2,644,852	2,554,266
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.573%, 5/19/31	United States	944,974	931,584
Southern Veterinary Partners LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.527%, 12/04/31	United States	6,218,896	6,233,200
			12,983,471
Pipelines 0.2%
EPIC Crude Services LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.256%, 10/15/31	United States	1,933,983	1,942,850
Real Estate Management & Development 1.4%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.941%, 6/02/28	United States	8,425,160	8,350,134
Cushman & Wakefield U.S. Borrower LLC,
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.077%, 1/31/30	United States	3,593,756	3,615,462
2024 Tranche 2 Incremental Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.577%, 1/31/30	United States	2,997,081	3,017,057
			14,982,653
Semiconductors & Semiconductor Equipment 0.2%
MKS Instruments, Inc., 2025 USD Repriced Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.325%, 8/17/29	United States	2,253,869	2,262,603
Software 15.6%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.327%, 12/11/28	United States	4,805,865	4,810,599
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 2/15/29	United States	10,674,386	10,675,720
Boxer Parent Co., Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.333%, 7/30/31	United States	9,775,500	9,725,987
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 7/06/29	United States	9,194,509	7,700,861
Cloud Software Group, Inc.,
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.799%, 3/29/29	United States	2,562,651	2,568,327
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.049%, 3/21/31	United States	7,081,991	7,101,892
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.177%, 10/08/28	United States	6,965,126	6,714,382
ConnectWise LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.061%, 9/29/28	United States	1,624,789	1,635,115
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.191%, 10/16/28	United States	2,203,498	2,073,359

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Cotiviti Corp.,
2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.074%, 5/01/31	United States	10,289,861	10,254,515
2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.074%, 3/26/32	United States	4,000,000	3,985,840
DCert Buyer, Inc.,
2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.327%, 10/16/26	United States	1,804,853	1,791,686
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 11.327%, 2/19/29	United States	1,000,000	878,750
Dun & Bradstreet Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.575%, 1/18/29	United States	7,286,638	7,289,371
Epicor Software Corp., 2024 Term Loan E, 1 mo. USD Term SOFR + 2.75%, 7.077%, 5/30/31	United States	11,155,838	11,196,781
Flash Charm, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.776%, 3/02/28	United States	6,832,021	6,425,652
Flexera Software LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.31%, 3/03/28	United States	4,922,231	4,931,904
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.827%, 1/30/32	United States	10,734,407	10,744,819
Playtika Holding Corp., 2021 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.191%, 3/13/28	United States	5,427,466	5,348,551
PointClickCare Technologies, Inc., 2024 USD Term Loan B, 6 mo. USD Term SOFR + 3.25%, 7.416%, 11/03/31	Canada	3,980,000	4,002,407
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.291%, 6/02/28	United States	1,959,041	1,911,828
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 10/26/30	United States	8,551,533	8,601,431
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.299%, 7/16/31	United States	6,833,011	6,852,621
Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.577%, 11/28/28	United States	2,323,041	2,331,055
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.077%, 5/12/28	United States	3,187,242	3,149,951
Sovos Compliance LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.327%, 8/13/29	United States	5,548,854	5,582,758
Surf Holdings LLC, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.943%, 3/05/27	United States	2,976,516	2,991,339
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.311%, 2/10/31	United States	11,662,334	11,719,538
VS Buyer LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.02%, 4/12/31	United States	1,850,544	1,862,110
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.577%, 11/26/31	United States	4,496,198	4,478,393
			169,337,542
Specialty Retail 5.1%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 6.077%, 9/20/30	Canada	4,576,884	4,563,062
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.077%, 1/28/32	United States	3,425,319	3,425,319
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD Term SOFR + 4.00%, 8.28%, 1/29/31	United States	3,246,076	3,186,948
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 1/23/32	United States	5,963,491	5,964,446
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 6/11/31	United States	1,259,350	1,234,818
IRB Holding Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.827%, 12/15/27	United States	9,137,043	9,146,591
Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.035%, 12/04/31	United States	1,908,853	1,842,835
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.811%, 4/17/28	United States	1,937,156	1,628,421

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Peer Holding III BV,
	2025 USD Term Loan B4B, 3 mo. USD Term SOFR + 2.50%, 6.799%, 10/28/30	Netherlands	397,985	400,908
	2025 USD Term Loan B5B, 3 mo. USD Term SOFR + 2.50%, 6.799%, 7/01/31	Netherlands	3,501,964	3,525,165
	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.811%, 3/03/28	United States	6,258,289	5,781,658
	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 2/11/28	United States	1,289,530	1,279,052
	QXO, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.296%, 4/30/32	United States	299,823	302,245
	Whatabrands LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.827%, 8/03/28	United States	8,489,202	8,502,445
	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 10/19/29	United States	5,142,911	5,122,674
				55,906,587
	Technology Hardware, Storage & Peripherals 4.1%
	Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.31%, 12/09/31	United States	7,443,943	7,464,861
	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.827%, 6/27/31	United States	7,729,853	7,758,839
	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 3/20/32	United States	6,335,691	6,367,876
	McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.316%, 3/01/29	United States	13,336,990	12,979,959
	Nielsen Consumer, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.827%, 3/06/28	United States	4,927,234	4,938,025
	Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 2/01/28	United States	5,728,009	5,072,868
				44,582,428
	Textiles, Apparel & Luxury Goods 0.8%
	ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 12/21/28	United States	5,133,107	5,136,700
	Varsity Brands, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.83%, 8/26/31	United States	3,734,231	3,738,320
				8,875,020
	Total Floating Rate Loans (Cost $952,851,325)			941,946,780
	Asset-Backed Securities 0.2%
[a,e]	BlueMountain CLO Ltd., Series 2018-3A, Class C, 3 mo. USD Term SOFR + 2.46%, 6.743%, 10/25/30	United States	1,000,000	1,005,543
[a,e]	LCM XVIII LP, Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 6.381%, 4/20/31	United States	1,000,000	1,004,578
	Total Asset-Backed Securities (Cost $1,996,875)			2,010,121

			Shares
	Common Stocks 0.0%†
	Health Care Providers & Services 0.0%†
[f]	Endo, Inc.	United States	14,185	297,701
	Total Common Stocks (Cost $238,946)			297,701
	Exchange-Traded Funds 2.5%
	Fixed Income Funds 2.5%
[g]	Franklin High Yield Corporate ETF	United States	295,966	7,206,772
	Invesco Senior Loan ETF	United States	436,413	9,129,760
	iShares iBoxx $ High Yield Corporate Bond ETF	United States	70,000	5,645,500

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Janus Henderson AAA CLO ETF	United States	105,000	5,328,750
				27,310,782
	Total Exchange-Traded Funds (Cost $26,944,953)			27,310,782
	Total Investments before Short-Term Investments (Cost $1,018,455,481)			1,008,903,618

			Principal Amount*
	Short-Term Investments 7.0%
	U.S. Government & Agency Securities 7.0%
[h]	Federal Home Loan Bank Discount Notes, 4.158%, 07/01/25	United States	75,830,000	75,821,237
	Total Short-Term Investments (Cost $75,830,000)			75,821,237
	Total Investments (Cost $1,094,285,481) 99.9%			1,084,724,855
	Other Assets, less Liabilities 0.1%			1,604,356
	Net Assets 100.0%			$ 1,086,329,211
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $39,198,519, representing 3.6% of net assets.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]The coupon rate shown represents the rate at period end.
[d]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[e]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[f]Non-income producing.
[g]The fund is affiliated. See Note 3.
[h]The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
CLO	–	Collateralized Loan Obligation
ETF	–	Exchange Traded Fund
PIK	–	Payment-In-Kind
SOFR	–	Secured Overnight Financing Rate

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Sustainable International Equity ETF	Country	Shares	Value
	Common Stocks 98.9%
	Automobiles 8.7%
	Ferrari NV	Italy	5,532	$ 2,702,043
	Biotechnology 3.4%
	CSL Ltd.	Australia	6,675	1,047,596
	Broadline Retail 0.8%
	Alibaba Group Holding Ltd., Class A	China	18,000	251,771
	Building Products 8.0%
	Assa Abloy AB, Class B	Sweden	32,656	1,011,506
	Kingspan Group PLC	Ireland	17,377	1,472,734
				2,484,240
	Capital Markets 2.5%
	Partners Group Holding AG	Switzerland	588	764,548
	Chemicals 5.5%
	Linde PLC	United States	3,633	1,704,531
	Electrical Equipment 3.1%
	Schneider Electric SE	France	3,702	981,234
	Electronic Equipment, Instruments & Components 1.6%
	Hexagon AB, Class B	Sweden	49,019	489,449
	Financial Services 4.9%
[a,b]	Adyen NV	Netherlands	827	1,512,853
	Health Care Equipment & Supplies 7.6%
	Coloplast AS, Class B	Denmark	2,477	234,457
	ResMed, Inc., CDI	United States	81,842	2,110,544
				2,345,001
	Interactive Media & Services 1.4%
	Tencent Holdings Ltd.	China	6,800	435,720
	Life Sciences Tools & Services 10.1%
[b]	Mettler-Toledo International, Inc.	United States	1,194	1,402,616
[b]	Oxford Nanopore Technologies PLC	United Kingdom	138,479	259,788
	Sartorius Stedim Biotech	France	6,135	1,460,477
				3,122,881
	Machinery 5.5%
	Atlas Copco AB, Class A	Sweden	106,560	1,709,026
	Personal Care Products 4.7%
	L’Oreal SA	France	3,401	1,449,590
	Pharmaceuticals 4.2%
	AstraZeneca PLC	United Kingdom	1,893	262,520
	Novo Nordisk AS, Class B	Denmark	14,872	1,028,624
				1,291,144
	Semiconductors & Semiconductor Equipment 11.8%
	ASML Holding NV	Netherlands	2,380	1,893,053
	BE Semiconductor Industries NV	Netherlands	7,036	1,049,332
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	20,000	725,729
				3,668,114
	Software 10.6%
	Constellation Software, Inc.	Canada	253	925,819
	Dassault Systemes SE	France	34,478	1,243,704
	Nemetschek SE	Germany	7,716	1,114,063
				3,283,586

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Textiles, Apparel & Luxury Goods 4.5%
Moncler SpA	Italy	24,851	1,411,601
Total Common Stocks (Cost $28,731,195)			30,654,928
Total Investments (Cost $28,731,195) 98.9%			30,654,928
Other Assets, less Liabilities 1.1%			334,438
Net Assets 100.0%			$ 30,989,366
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the value of this security was $1,512,853, representing 4.9% of net assets.
[b]Non-income producing.
Abbreviations
Selected Portfolio
CDI	–	Clearing House Electronic Subregister System Depositary Interest
SPA	–	Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST
Consolidated  Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Systematic Style Premia ETF	Country	Shares	Value
	Common Stocks 68.9%
	Aerospace & Defense 2.3%
	General Electric Co.	United States	15,905	$ 4,093,788
	L3Harris Technologies, Inc.	United States	3,624	909,044
	RTX Corp.	United States	18,710	2,732,034
	Textron, Inc.	United States	2,264	181,777
				7,916,643
	Air Freight & Logistics 0.4%
	CH Robinson Worldwide, Inc.	United States	1,445	138,648
	Deutsche Post AG	Germany	12,854	591,626
	Expeditors International of Washington, Inc.	United States	1,590	181,658
	FedEx Corp.	United States	2,446	556,000
				1,467,932
	Automobile Components 0.1%
	Sumitomo Electric Industries Ltd.	Japan	17,200	368,542
	Automobiles 0.7%
	General Motors Co.	United States	22,704	1,117,264
	Mercedes-Benz Group AG	Germany	15,018	875,979
	Subaru Corp.	Japan	8,200	142,802
	Suzuki Motor Corp.	Japan	35,700	430,787
				2,566,832
	Banks 3.6%
	AIB Group PLC	Ireland	49,372	404,818
	Banco Santander SA	Spain	223,541	1,843,909
	Barclays PLC	United Kingdom	231,214	1,068,715
	BNP Paribas SA	France	9,065	812,117
	BOC Hong Kong Holdings Ltd.	China	90,000	390,955
	Citigroup, Inc.	United States	32,617	2,776,359
	Fifth Third Bancorp	United States	12,436	511,493
	ING Groep NV	Netherlands	41,873	915,516
	NatWest Group PLC	United Kingdom	115,615	810,226
	Standard Chartered PLC	United Kingdom	39,376	651,284
	UniCredit SpA	Italy	23,363	1,560,736
	Wells Fargo & Co.	United States	7,112	569,813
				12,315,941
	Beverages 0.2%
	Asahi Group Holdings Ltd.	Japan	15,600	208,169
	Coca-Cola HBC AG	Switzerland	2,692	140,329
	Kirin Holdings Co. Ltd.	Japan	8,400	117,441
	Molson Coors Beverage Co., Class B	United States	2,280	109,645
[a]	Monster Beverage Corp.	United States	2,582	161,737
				737,321
	Biotechnology 1.9%
	AbbVie, Inc.	United States	8,439	1,566,447
[a]	Biogen, Inc.	United States	3,021	379,407
[a]	BioMarin Pharmaceutical, Inc.	United States	4,496	247,145
[a]	Genmab AS	Denmark	521	107,794
	Gilead Sciences, Inc.	United States	29,606	3,282,417
[a]	Incyte Corp.	United States	1,999	136,132
[a]	Neurocrine Biosciences, Inc.	United States	1,338	168,173
	Regeneron Pharmaceuticals, Inc.	United States	978	513,450
[a]	United Therapeutics Corp.	United States	1,002	287,925
				6,688,890
	Broadline Retail 0.5%
	eBay, Inc.	United States	9,997	744,377
[a]	MercadoLibre, Inc.	Brazil	228	595,908

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Next PLC	United Kingdom	2,771	472,376
				1,812,661
	Building Products 0.9%
	Allegion PLC	United States	1,400	201,768
[a]	Builders FirstSource, Inc.	United States	1,156	134,894
	Carlisle Cos., Inc.	United States	499	186,326
	Cie de Saint-Gobain SA	France	5,513	644,813
	Johnson Controls International PLC	United States	13,400	1,415,308
	Lennox International, Inc.	United States	357	204,647
	Masco Corp.	United States	2,509	161,479
	Owens Corning	United States	965	132,707
				3,081,942
	Capital Markets 1.9%
	3i Group PLC	United Kingdom	22,621	1,277,145
	Ameriprise Financial, Inc.	United States	1,049	559,883
	Bank of New York Mellon Corp.	United States	12,061	1,098,878
	Carlyle Group, Inc.	United States	3,479	178,821
	Deutsche Bank AG	Germany	11,904	351,713
	Morgan Stanley	United States	3,576	503,715
	Nomura Holdings, Inc.	Japan	71,900	473,874
	Northern Trust Corp.	United States	4,769	604,662
	Partners Group Holding AG	Switzerland	294	382,274
	State Street Corp.	United States	6,097	648,355
	T. Rowe Price Group, Inc.	United States	4,664	450,076
				6,529,396
	Chemicals 1.3%
	Asahi Kasei Corp.	Japan	17,100	121,581
	CF Industries Holdings, Inc.	United States	4,204	386,768
	Corteva, Inc.	United States	15,385	1,146,644
	Ecolab, Inc.	United States	4,638	1,249,663
	Linde PLC	United States	973	456,512
	Nitto Denko Corp.	Japan	10,000	193,257
	RPM International, Inc.	United States	3,051	335,122
	Shin-Etsu Chemical Co. Ltd.	Japan	19,200	634,306
				4,523,853
	Commercial Services & Supplies 0.6%
	Cintas Corp.	United States	4,240	944,969
[a]	Copart, Inc.	United States	10,334	507,089
	Rollins, Inc.	United States	6,030	340,213
	Veralto Corp.	United States	1,775	179,186
				1,971,457
	Communications Equipment 1.8%
	Cisco Systems, Inc.	United States	55,625	3,859,262
[a]	F5, Inc.	United States	1,350	397,332
	Motorola Solutions, Inc.	United States	2,864	1,204,197
	Nokia OYJ	Finland	48,831	252,553
	Telefonaktiebolaget LM Ericsson, Class B	Sweden	65,765	558,531
				6,271,875
	Construction & Engineering 0.2%
	ACS Actividades de Construccion y Servicios SA	Spain	2,275	157,426
	Bouygues SA	France	3,995	180,078
	Eiffage SA	France	1,615	226,070
				563,574
	Construction Materials 0.5%
	CRH PLC	United States	13,600	1,248,480
	Heidelberg Materials AG	Germany	1,422	332,925
				1,581,405

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Consumer Finance 0.2%
	Synchrony Financial	United States	8,909	594,587
	Consumer Staples Distribution & Retail 2.1%
	Albertsons Cos., Inc., Class A	United States	8,953	192,579
	Carrefour SA	France	6,675	93,790
	George Weston Ltd.	Canada	700	140,108
	Koninklijke Ahold Delhaize NV	Netherlands	19,089	795,470
	Kroger Co.	United States	15,289	1,096,680
	Loblaw Cos. Ltd.	Canada	1,100	181,587
	Sysco Corp.	United States	5,985	453,304
	Target Corp.	United States	4,373	431,396
	Walmart, Inc.	United States	37,533	3,669,977
				7,054,891
	Containers & Packaging 0.3%
	Ball Corp.	United States	6,257	350,955
	Crown Holdings, Inc.	United States	2,868	295,347
	Packaging Corp. of America	United States	2,112	398,006
				1,044,308
	Diversified Telecommunication Services 1.4%
	AT&T, Inc.	United States	90,262	2,612,182
	BT Group PLC	United Kingdom	142,724	378,940
	Deutsche Telekom AG	Germany	48,563	1,765,465
	Koninklijke KPN NV	Netherlands	41,736	202,630
				4,959,217
	Electric Utilities 1.4%
	CLP Holdings Ltd.	Hong Kong	40,000	336,815
	Duke Energy Corp.	United States	12,447	1,468,746
	Endesa SA	Spain	7,506	236,925
	Enel SpA	Italy	89,397	845,385
	Entergy Corp.	United States	6,991	581,092
	Evergy, Inc.	United States	2,263	155,989
	FirstEnergy Corp.	United States	5,029	202,468
	Iberdrola SA	Spain	12,709	243,022
	NRG Energy, Inc.	United States	4,868	781,703
				4,852,145
	Electrical Equipment 0.3%
	Fujikura Ltd.	Japan	5,900	309,245
	Mitsubishi Electric Corp.	Japan	34,400	740,894
	Vestas Wind Systems AS	Denmark	10,440	156,079
				1,206,218
	Electronic Equipment, Instruments & Components 0.7%
	Amphenol Corp., Class A	United States	6,666	658,267
	Jabil, Inc.	United States	2,516	548,740
	TDK Corp.	Japan	35,700	419,048
	TE Connectivity PLC	Ireland	3,669	618,850
				2,244,905
	Entertainment 1.4%
	Electronic Arts, Inc.	United States	5,280	843,216
	Konami Group Corp.	Japan	1,200	189,539
[a]	Live Nation Entertainment, Inc.	United States	1,788	270,489
[a]	Netflix, Inc.	United States	1,885	2,524,260
[a]	Sea Ltd., ADR	Singapore	5,900	943,646
				4,771,150
	Financial Services 1.7%
	Corebridge Financial, Inc.	United States	7,082	251,411
	Equitable Holdings, Inc.	United States	7,253	406,893
	EXOR NV	Netherlands	1,243	124,899
	Fidelity National Information Services, Inc.	United States	8,852	720,641
	Mastercard, Inc., Class A	United States	3,775	2,121,323

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	ORIX Corp.	Japan	24,200	546,173
[a]	PayPal Holdings, Inc.	United States	21,205	1,575,956
				5,747,296
	Food Products 0.1%
	Archer-Daniels-Midland Co.	United States	4,313	227,640
	Gas Utilities 0.0%†
	Tokyo Gas Co. Ltd.	Japan	5,400	179,146
	Ground Transportation 1.4%
	CSX Corp.	United States	23,728	774,244
[a]	Uber Technologies, Inc.	United States	43,533	4,061,629
				4,835,873
	Health Care Equipment & Supplies 2.3%
[a]	Boston Scientific Corp.	United States	17,315	1,859,804
[a]	Edwards Lifesciences Corp.	United States	13,040	1,019,858
[a]	Hologic, Inc.	United States	2,848	185,576
	Hoya Corp.	Japan	3,300	391,924
[a]	IDEXX Laboratories, Inc.	United States	1,931	1,035,673
[a]	Insulet Corp.	United States	1,561	490,435
	Medtronic PLC	United States	21,500	1,874,155
	Olympus Corp.	Japan	27,200	322,946
	Sysmex Corp.	Japan	12,300	214,076
	Terumo Corp.	Japan	25,500	467,825
				7,862,272
	Health Care Providers & Services 0.7%
	Cardinal Health, Inc.	United States	3,738	627,984
[a]	Centene Corp.	United States	6,961	377,843
	Fresenius Medical Care AG	Germany	2,267	129,464
	HCA Healthcare, Inc.	United States	2,582	989,164
[a]	Molina Healthcare, Inc.	United States	660	196,614
	Universal Health Services, Inc., Class B	United States	747	135,319
				2,456,388
	Health Care Technology 0.3%
[a]	Veeva Systems, Inc., Class A	United States	3,123	899,362
	Hotels, Restaurants & Leisure 2.2%
	Booking Holdings, Inc.	United States	681	3,942,473
[a]	Carnival Corp.	United States	16,824	473,091
	Domino’s Pizza, Inc.	United States	767	345,610
[b]	Evolution AB	Sweden	2,532	199,682
	Expedia Group, Inc.	United States	2,619	441,773
	InterContinental Hotels Group PLC	United Kingdom	910	103,552
	Las Vegas Sands Corp.	United States	4,577	199,145
	Royal Caribbean Cruises Ltd.	United States	2,296	718,970
	Wynn Resorts Ltd.	United States	1,114	104,348
	Yum! Brands, Inc.	United States	6,633	982,878
				7,511,522
	Household Durables 1.1%
	Panasonic Holdings Corp.	Japan	50,900	548,132
	PulteGroup, Inc.	United States	1,798	189,617
	Sony Group Corp.	Japan	119,700	3,091,011
				3,828,760
	Household Products 0.7%
	Clorox Co.	United States	3,021	362,732
	Colgate-Palmolive Co.	United States	9,161	832,735
	Kimberly-Clark Corp.	United States	6,182	796,983
	Procter & Gamble Co.	United States	2,628	418,693
				2,411,143
	Independent Power Producers & Energy Traders 0.3%
	Vistra Corp.	United States	5,749	1,114,214

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Industrial Conglomerates 0.4%
	3M Co.	United States	8,926	1,358,894
	Insurance 2.9%
	Aegon Ltd.	Netherlands	19,699	142,164
	Aflac, Inc.	United States	7,847	827,545
	AIA Group Ltd.	Hong Kong	208,000	1,865,376
	American International Group, Inc.	United States	14,702	1,258,344
	Cincinnati Financial Corp.	United States	3,271	487,117
	Dai-ichi Life Holdings, Inc.	Japan	66,800	506,856
	Fairfax Financial Holdings Ltd.	Canada	500	900,696
	Hartford Insurance Group, Inc.	United States	4,814	610,752
	Japan Post Holdings Co. Ltd.	Japan	44,200	408,661
	Loews Corp.	United States	4,246	389,188
	MetLife, Inc.	United States	11,392	916,145
	MS&AD Insurance Group Holdings, Inc.	Japan	20,500	458,410
	NN Group NV	Netherlands	2,880	190,738
	Sompo Holdings, Inc.	Japan	16,600	499,339
	Suncorp Group Ltd.	Australia	25,534	361,616
				9,822,947
	Interactive Media & Services 0.7%
	Alphabet, Inc., Class C	United States	2,858	506,981
[b]	Auto Trader Group PLC	United Kingdom	11,115	125,568
	LY Corp.	Japan	32,100	117,871
	Meta Platforms, Inc., Class A	United States	1,826	1,347,752
[a]	Pinterest, Inc., Class A	United States	5,722	205,191
				2,303,363
	IT Services 1.2%
	CGI, Inc., Class A	Canada	4,300	450,673
	Cognizant Technology Solutions Corp., Class A	United States	10,419	812,995
[a]	Gartner, Inc.	United States	1,425	576,013
[a]	GoDaddy, Inc., Class A	United States	2,961	533,158
	NEC Corp.	Japan	22,200	648,425
[a]	Twilio, Inc., Class A	United States	3,608	448,691
	VeriSign, Inc.	United States	2,088	603,014
				4,072,969
	Leisure Products 0.1%
	Bandai Namco Holdings, Inc.	Japan	14,600	522,667
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc.	United States	4,575	539,896
[a]	IQVIA Holdings, Inc.	United States	2,513	396,023
[a]	Mettler-Toledo International, Inc.	United States	426	500,431
[a]	Waters Corp.	United States	1,222	426,527
				1,862,877
	Machinery 0.6%
	Cummins, Inc.	United States	1,794	587,535
	Daifuku Co. Ltd.	Japan	5,900	152,029
	GEA Group AG	Germany	1,902	132,620
	Komatsu Ltd.	Japan	5,200	170,531
	Parker-Hannifin Corp.	United States	848	592,303
	Snap-on, Inc.	United States	579	180,173
	Techtronic Industries Co. Ltd.	Hong Kong	33,000	362,790
				2,177,981
	Marine Transportation 0.0%†
	AP Moller - Maersk AS, Class B	Denmark	51	94,485
	Media 0.3%
	Comcast Corp., Class A	United States	22,029	786,215
	Fox Corp., Class A	United States	4,792	268,544
				1,054,759

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Metals & Mining 1.4%
	Agnico Eagle Mines Ltd.	Canada	8,200	974,986
	ArcelorMittal SA	Luxembourg	5,404	170,449
	Barrick Mining Corp.	Canada	31,700	658,626
	Fortescue Ltd.	Australia	42,539	425,975
	Kinross Gold Corp.	Canada	29,000	452,268
	Newmont Corp.	United States	24,895	1,450,383
	Nippon Steel Corp.	Japan	10,300	194,883
	Reliance, Inc.	United States	628	197,129
	Steel Dynamics, Inc.	United States	1,550	198,416
				4,723,115
	Multi-Utilities 0.6%
	Centrica PLC	United Kingdom	77,960	172,588
	DTE Energy Co.	United States	4,158	550,769
	Engie SA	France	24,268	567,603
	NiSource, Inc.	United States	3,819	154,058
	WEC Energy Group, Inc.	United States	7,562	787,960
				2,232,978
	Oil, Gas & Consumable Fuels 2.5%
	Cheniere Energy, Inc.	United States	4,962	1,208,346
	Devon Energy Corp.	United States	6,711	213,477
	ENEOS Holdings, Inc.	Japan	64,600	319,813
	EOG Resources, Inc.	United States	12,952	1,549,189
	Imperial Oil Ltd.	Canada	2,300	182,348
	Inpex Corp.	Japan	12,000	168,230
	Marathon Petroleum Corp.	United States	5,729	951,644
	Phillips 66	United States	4,550	542,815
	Suncor Energy, Inc.	Canada	29,000	1,084,126
	Valero Energy Corp.	United States	5,174	695,489
	Williams Cos., Inc.	United States	24,850	1,560,829
				8,476,306
	Personal Care Products 0.3%
	Beiersdorf AG	Germany	871	108,991
	Estee Lauder Cos., Inc., Class A	United States	2,949	238,279
	Kao Corp.	Japan	8,900	397,849
	L’Oreal SA	France	379	161,539
				906,658
	Pharmaceuticals 2.7%
	Bristol-Myers Squibb Co.	United States	40,822	1,889,650
	Chugai Pharmaceutical Co. Ltd.	Japan	2,500	130,240
	Daiichi Sankyo Co. Ltd.	Japan	28,400	661,608
	Novartis AG	Switzerland	33,716	4,073,452
	Otsuka Holdings Co. Ltd.	Japan	9,300	460,413
	Roche Holding AG	Switzerland	4,123	1,338,421
	Roche Holding AG	Switzerland	492	169,975
	Royalty Pharma PLC, Class A	United States	7,976	287,375
	Shionogi & Co. Ltd.	Japan	17,800	319,660
				9,330,794
	Professional Services 1.3%
	Broadridge Financial Solutions, Inc.	United States	1,831	444,988
	Jacobs Solutions, Inc.	United States	2,958	388,829
	Leidos Holdings, Inc.	United States	3,003	473,753
	Paycom Software, Inc.	United States	614	142,080
	Recruit Holdings Co. Ltd.	Japan	20,600	1,217,218
	RELX PLC	United Kingdom	24,982	1,347,795
	SS&C Technologies Holdings, Inc.	United States	4,990	413,172
				4,427,835
	Real Estate Management & Development 0.6%
[a]	CBRE Group, Inc., Class A	United States	7,339	1,028,341
	CK Asset Holdings Ltd.	Hong Kong	30,000	132,229

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Daiwa House Industry Co. Ltd.	Japan	14,200	487,014
	Sun Hung Kai Properties Ltd.	Hong Kong	35,500	407,233
				2,054,817
	Residential REITs 0.2%
	AvalonBay Communities, Inc.	United States	1,961	399,063
	UDR, Inc.	United States	3,883	158,543
				557,606
	Retail REITs 0.3%
	Regency Centers Corp.	United States	2,119	150,936
	Simon Property Group, Inc.	United States	4,543	730,333
				881,269
	Semiconductors & Semiconductor Equipment 3.8%
	Advantest Corp.	Japan	17,200	1,268,760
	Applied Materials, Inc.	United States	18,782	3,438,421
	KLA Corp.	United States	2,256	2,020,789
	Lam Research Corp.	United States	4,500	438,030
	NVIDIA Corp.	United States	12,016	1,898,408
	QUALCOMM, Inc.	United States	24,688	3,931,811
	Renesas Electronics Corp.	Japan	15,300	189,495
				13,185,714
	Software 7.7%
[a]	Adobe, Inc.	United States	9,238	3,573,997
[a]	ANSYS, Inc.	United States	1,618	568,274
[a]	AppLovin Corp., Class A	United States	3,480	1,218,278
[a]	Autodesk, Inc.	United States	5,155	1,595,833
[a]	Cadence Design Systems, Inc.	United States	2,327	717,065
[a]	Check Point Software Technologies Ltd.	Israel	665	147,131
	Constellation Software, Inc.	Canada	200	731,872
[a]	Docusign, Inc.	United States	4,748	369,822
[a]	Dynatrace, Inc.	United States	7,941	438,423
[a]	Fair Isaac Corp.	United States	412	753,120
[a]	Fortinet, Inc.	United States	9,743	1,030,030
	Gen Digital, Inc.	United States	13,132	386,081
	Intuit, Inc.	United States	2,623	2,065,953
	Microsoft Corp.	United States	3,494	1,737,951
[a]	Nice Ltd.	Israel	1,488	252,529
[a]	Palantir Technologies, Inc., Class A	United States	23,804	3,244,961
[a]	PTC, Inc.	United States	1,087	187,334
	Sage Group PLC	United Kingdom	10,241	175,492
	Salesforce, Inc.	United States	14,947	4,075,897
	SAP SE	Germany	2,251	682,119
[a]	ServiceNow, Inc.	United States	947	973,592
[a]	Tyler Technologies, Inc.	United States	741	439,294
[a]	Zoom Communications, Inc., Class A	United States	5,912	461,018
[a]	Zscaler, Inc.	United States	2,007	630,078
				26,456,144
	Specialized REITs 0.3%
	Gaming & Leisure Properties, Inc.	United States	6,414	299,406
	VICI Properties, Inc.	United States	21,802	710,745
				1,010,151
	Specialty Retail 2.0%
[a]	AutoZone, Inc.	United States	311	1,154,504
	Best Buy Co., Inc.	United States	4,744	318,465
	Dick’s Sporting Goods, Inc.	United States	709	140,247
	Fast Retailing Co. Ltd.	Japan	3,600	1,234,186
	Home Depot, Inc.	United States	1,830	670,951
	TJX Cos., Inc.	United States	19,047	2,352,114
[a]	Ulta Beauty, Inc.	United States	1,060	495,889
	Williams-Sonoma, Inc.	United States	2,984	487,496
				6,853,852

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Technology Hardware, Storage & Peripherals 0.5%
	HP, Inc.	United States	19,700	481,862
	NetApp, Inc.	United States	4,797	511,120
	Seagate Technology Holdings PLC	United States	2,200	317,526
	Western Digital Corp.	United States	7,914	506,417
				1,816,925
	Textiles, Apparel & Luxury Goods 0.4%
	Asics Corp.	Japan	16,400	417,820
[a]	Lululemon Athletica, Inc.	United States	2,646	628,636
	Pandora AS	Denmark	1,947	340,644
				1,387,100
	Tobacco 0.7%
	Altria Group, Inc.	United States	39,811	2,334,119
	Trading Companies & Distributors 0.8%
	Fastenal Co.	United States	21,288	894,096
	Marubeni Corp.	Japan	27,000	544,505
	Toyota Tsusho Corp.	Japan	8,600	194,631
	WW Grainger, Inc.	United States	1,093	1,136,982
				2,770,214
	Transportation Infrastructure 0.1%
[b]	Aena SME SA	Spain	17,660	469,746
	Water Utilities 0.1%
	American Water Works Co., Inc.	United States	1,853	257,771
	Wireless Telecommunication Services 0.4%
	KDDI Corp.	Japan	50,000	858,458
	Vodafone Group PLC	United Kingdom	473,487	504,670
				1,363,128
	Total Common Stocks (Cost $199,779,452)			236,966,485
	Warrant 0.0%
	Software 0.0%
[a,c]	Constellation Software, Inc.	Canada	100	—
	Total Investments before Short-Term Investments (Cost $199,779,452)			236,966,485
	Short-Term Investments 23.8%
	Money Market Funds 23.8%
[d]	State Street Institutional U.S. Government Money Market Fund, 4.27%	United States	81,701,982	81,701,982
	Total Short-Term Investments (Cost $81,701,982)			81,701,982
	Total Investments (Cost $281,481,434) 92.7%			318,668,467
	Other Assets, less Liabilities 7.3%			24,959,726
	Net Assets 100.0%			$ 343,628,193
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $794,996, representing 0.2% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
At June 30, 2025, the Fund had the following total return swap contracts outstanding.
Total Return Swaps Contracts
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value (000)s	Value/Unrealized Appreciation (Depreciation)[a]
OTC Swap Contracts
Equity Contracts - Short
MSFTLSSP	0.00%	At Maturity	MSCS	July 10, 2025	192,567	(2,789,582)

[a]There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
At June 30, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	10,948,353	$ 7,096,361	9/18/25	$ —	$ (90,239)
Brazilian Real	MSCO	Buy	33,886,886	5,985,390	9/18/25	105,032	—
Canadian Dollar	MSCO	Sell	43,371,508	31,859,728	9/18/25	—	(49,779)
Czech Koruna	MSCO	Sell	584,252,911	27,203,276	9/18/25	—	(608,553)
Euro	MSCO	Sell	25,681,019	29,720,155	9/18/25	—	(580,886)
Great British Pound	MSCO	Buy	25,486,581	34,548,386	9/18/25	394,338	—
Hungarian Forint	MSCO	Buy	2,569,198,471	7,361,569	9/18/25	152,937	—
Israeli Shekel	MSCO	Sell	55,063,304	15,439,784	9/18/25	—	(927,540)
Japanese Yen	MSCO	Sell	1,097,735,730	7,690,235	9/18/25	23,978	—
Mexican Peso	MSCO	Buy	470,197,040	24,561,630	9/18/25	123,869	—
New Zealand Dollar	MSCO	Sell	37,588,066	22,642,675	9/18/25	—	(234,338)
Norwegian Krone	MSCO	Buy	236,848,092	23,572,812	9/18/25	—	(156,933)
Polish Zloty	MSCO	Buy	28,438,414	7,659,863	9/18/25	195,209	—
South African Rand	MSCO	Buy	613,198,026	34,210,937	9/18/25	99,459	—
South Korean Won	MSCO	Sell	8,317,759,439	6,142,521	9/18/25	—	(50,481)
Swedish Krona	MSCO	Sell	78,248,001	8,246,628	9/18/25	—	(5,587)
Swiss Franc	MSCO	Sell	7,027,069	8,690,049	9/18/25	—	(224,049)
Total Forward Exchange Contracts						$1,094,822	$(2,928,385)
Net unrealized appreciation (depreciation)							$(1,833,563)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Brent Crude, July	Long	17	$ 1,134,580	7/31/25	$ (12,284)
Cocoa, September	Long	2	180,000	9/15/25	(686)
Coffee ‘C’, September	Long	22	2,475,825	9/18/25	(353,146)
Copper, September	Long	16	2,033,000	9/26/25	64,960
Gasoline Rbob, July	Long	13	1,131,367	7/31/25	(23,349)
Gold 100 Ounce, August	Long	6	1,984,620	8/27/25	(61,855)
Lean Hogs, July	Long	49	2,157,960	7/15/25	19,493
Live Cattle, August	Long	99	8,469,450	8/29/25	(108,064)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Futures Contracts (continued)
Commodity Contracts (continued)
Low Sulphur Gasoil, July	Long	18	$ 1,218,600	7/10/25	$ 131,418
Platinum, October	Long	42	2,820,300	10/29/25	54,391
Silver, September	Long	11	1,989,460	9/26/25	9,763
WTI Crude, July	Long	19	1,237,090	7/22/25	(162,115)
Corn, September	Short	76	1,555,150	9/12/25	31,709
Cotton No. 2, December	Short	215	7,323,975	12/08/25	(145,957)
Natural Gas, July	Short	37	1,278,720	7/29/25	207,539
NY Harbor ULSD, July	Short	23	2,198,906	7/31/25	(16,510)
Soybean Meal, August	Short	255	7,032,900	8/14/25	276,095
Soybean Oil, August	Short	41	1,295,190	8/14/25	17,589
Soybean, November	Short	44	2,259,400	11/14/25	38,005
Sugar No. 11, September	Short	198	3,592,512	9/30/25	50,417
Wheat, September	Short	233	6,270,613	9/12/25	363,364
Interest rate contracts
Australian 10 Yr. Bond	Long	407	30,572,107	9/15/25	163,080
Canada 10 Yr. Bond	Long	213	19,044,339	9/18/25	107,492
Euro-BTP	Long	124	17,612,437	9/08/25	101,739
Euro-Bund	Long	114	17,416,522	9/08/25	(78,944)
Euro-OAT	Short	46	6,686,998	9/08/25	28,297
Japan 10 Yr. Bond	Short	51	49,084,565	9/12/25	(75,881)
Long Gilt	Short	68	8,668,884	9/26/25	(29,545)
U.S. Treasury 10 Yr. Note	Short	369	41,374,125	9/19/25	(692,421)
Index Contracts
CAC 40 10 Euro	Long	136	12,244,658	7/18/25	(129,720)
FTSE/JSE Africa Top40 Index	Long	404	20,409,772	9/18/25	221,971
Hang Seng Index	Long	108	16,567,338	7/30/25	(24,163)
IBEX 35 Index	Long	28	4,575,458	7/18/25	(17,389)
S&P/TSX 60 Index	Long	123	28,845,731	9/18/25	376,534
SPI 200 Index	Long	11	1,538,549	9/18/25	(3,446)
DAX Index	Short	14	9,880,467	9/19/25	(120,720)
EURO STOXX 50 Index	Short	293	18,321,571	9/19/25	43,640
FTSE 100 Index	Short	96	11,562,897	9/19/25	168,632
FTSE/MIB Index	Short	43	10,057,753	9/19/25	(14,474)
Nikkei 225 Mini	Short	12	3,365,433	9/11/25	(190,295)
OMXS30 Index	Short	919	24,039,568	7/18/25	(70,707)
S+P500 E-Mini	Short	13	4,064,938	9/19/25	(144,001)
Total Futures Contracts					$456

*As of period end.
[a]The security is owned by FLSP Holdings Corporation., a wholly-owned subsidiary of the Fund. See Note 6.
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of June 30, 2025, maturity date 7/10/25:
	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 4.18%
Aptiv PLC	United States	(5,921)	$ (403,931)
Bayerische Motoren Werke AG	Germany	(7,505)	(664,783)
Honda Motor Co., Ltd.	Japan	(109,800)	(1,060,030)
Rivian Automotive, Inc., A	United States	(19,884)	(273,206)
Stellantis NV	United States	(52,162)	(521,009)
Tesla, Inc.	United States	(8,028)	(2,550,174)
Toyota Motor Corp.	Japan	(123,600)	(2,133,233)
Volkswagen AG	Germany	(5,366)	(564,506)
			(8,170,872)
Banks 4.49%
Australia & New Zealand Banking Group Ltd.	Australia	(77,162)	(1,474,566)
First Citizens BancShares Inc.	United States	(248)	(485,205)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
KeyCorp	United States	(24,308)	(423,445)
National Australia Bank Ltd.	Australia	(79,270)	(2,044,736)
National Bank of Canada	Canada	(10,000)	(1,029,828)
Oversea-Chinese Banking Corp Ltd.	Singapore	(15,000)	(192,086)
Skandinaviska Enskilda Banken AB, A	Sweden	(40,815)	(707,059)
Sumitomo Mitsui Trust Holdings, Inc.	Japan	(16,600)	(441,188)
Westpac Banking Corp.	Australia	(88,633)	(1,966,780)
			(8,764,893)
Capital Goods 8.65%
Alfa Laval AB	Sweden	(7,511)	(313,510)
Alstom SA	France	(7,425)	(172,574)
Ashtead Group PLC	United Kingdom	(11,195)	(716,274)
Assa Abloy AB, B	Sweden	(26,319)	(815,220)
Atlas Copco AB	Sweden	(40,345)	(569,167)
Atlas Copco AB	Sweden	(69,853)	(1,120,313)
Axon Enterprise, Inc.	United States	(1,073)	(888,380)
Daikin Industries Ltd.	Japan	(6,800)	(801,482)
Epiroc AB, A	Sweden	(17,206)	(370,825)
Epiroc AB, B	Sweden	(10,137)	(192,520)
FANUC Corp.	Japan	(24,300)	(662,827)
Graco, Inc.	United States	(3,488)	(299,863)
Honeywell International, Inc	United States	(10,908)	(2,540,255)
IDEX Corp.	United States	(1,967)	(345,346)
Melrose Industries PLC	United Kingdom	(32,134)	(233,737)
Nordson Corp.	United States	(1,103)	(236,450)
PACCAR, Inc.	United States	(13,525)	(1,285,687)
Quanta Services, Inc.	United States	(3,918)	(1,481,317)
Saab AB, B	Sweden	(8,427)	(466,516)
Sandvik AB	Sweden	(25,959)	(590,794)
SMC Corp.	Japan	(1,500)	(540,413)
VAT Group AG	Switzerland	(704)	(296,016)
Volvo AB	Sweden	(40,987)	(1,141,395)
Xylem, Inc.	United States	(6,284)	(812,898)
			(16,893,779)
Commercial & Professional Services 1.01%
Brambles Ltd.	Australia	(35,661)	(547,336)
Element Fleet Management Corp.	Canada	(10,400)	(259,981)
Equifax, Inc.	United States	(3,244)	(841,396)
Rentokil Initial PLC	United Kingdom	(65,709)	(317,046)
			(1,965,759)
Consumer Discretionary Distribution & Retail 0.63%
Burlington Stores Inc	United States	(1,633)	(379,901)
Genuine Parts Co.	United States	(3,611)	(438,050)
H & M AB, B	Sweden	(14,541)	(202,772)
Nitori Holdings Co. Ltd.	Japan	(2,100)	(202,375)
			(1,223,098)
Consumer Durables & Apparel 1.93%
Barratt Redrow PLC	United Kingdom	(35,535)	(222,002)
DR Horton, Inc.	United States	(7,264)	(936,475)
Kering SA	France	(1,889)	(409,244)
Nike, Inc.	United States	(31,094)	(2,208,918)
			(3,776,639)
Consumer Services 3.30%
Chipotle Mexican Grill, Inc.	United States	(36,210)	(2,033,191)
DraftKings, Inc.	United States	(11,582)	(496,752)
Lottery Corp Ltd.	Australia	(57,803)	(201,907)
Oriental Land Co. Ltd.	Japan	(28,300)	(651,246)
Restaurant Brands International, Inc.	Canada	(8,300)	(549,461)
Starbucks Corp.	United States	(27,323)	(2,503,606)
			(6,436,163)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Consumer Staples Distribution & Retail 0.84%
Alimentation Couche-Tard, Inc.	Canada	(19,900)	(987,197)
Woolworths Group Ltd.	Australia	(31,723)	(646,767)
			(1,633,964)
Energy 7.69%
BP PLC	United Kingdom	(417,212)	(2,090,804)
Cameco Corp.	Canada	(10,300)	(763,385)
ConocoPhillips	United States	(27,223)	(2,442,992)
Diamondback Energy Inc.	United States	(4,918)	(675,733)
Eni SpA	Italy	(56,235)	(908,318)
Exxon Mobil Corp.	United States	(23,156)	(2,496,217)
Halliburton Co.	United States	(21,915)	(446,628)
Hess Corp.	United States	(7,518)	(1,041,544)
ONEOK, Inc.	United States	(16,372)	(1,336,446)
Santos Ltd.	Australia	(84,341)	(423,390)
Schlumberger NV	United States	(35,123)	(1,187,157)
Tourmaline Oil Corp.	Canada	(9,200)	(442,976)
Woodside Energy Group Ltd.	Australia	(49,118)	(760,637)
			(15,016,227)
Equity Real Estate Investment Trusts (REITs) 5.25%
American Tower Corp.	United States	(6,833)	(1,510,230)
Boston Properties, Inc.	United States	(3,996)	(269,610)
CapitaLand Integrated Commercial Trust REIT	Singapore	(152,700)	(260,165)
Crown Castle, Inc.	United States	(11,320)	(1,162,904)
Digital Realty Trust, Inc.	United States	(8,734)	(1,522,598)
Goodman Group	Australia	(52,446)	(1,176,845)
Iron Mountain Inc.	United States	(7,716)	(791,430)
Realty Income Corp.	United States	(22,871)	(1,317,598)
Scentre Group	Australia	(129,505)	(302,141)
Stockland	Australia	(62,218)	(218,552)
Sun Communities, Inc.	United States	(3,302)	(417,670)
Unibail-Rodamco-Westfield	France	(3,134)	(298,502)
Ventas, Inc.	United States	(11,568)	(730,519)
WP Carey, Inc.	United States	(4,346)	(271,103)
			(10,249,867)
Financial Services 12.57%
Apollo Global Management, Inc.	United States	(10,385)	(1,473,320)
Ares Management Corp.	United States	(5,351)	(926,793)
ASX Ltd.	Australia	(5,045)	(230,643)
Blackrock, Inc.	United States	(2,506)	(2,629,420)
Blackstone Inc.	United States	(17,698)	(2,647,267)
Capital One Financial Corp.	United States	(12,451)	(2,649,075)
Coinebase Global, Inc., A	United States	(5,085)	(1,782,242)
Edenred SE	France	(6,267)	(193,403)
EQT AB	Sweden	(9,526)	(315,754)
FactSet Research Systems, Inc.	United States	(639)	(285,812)
Interactive Brokers Group, Inc.	United States	(11,736)	(650,292)
Intercontinental Exchange, Inc.	United States	(11,451)	(2,100,915)
Investor AB, B	Sweden	(44,827)	(1,315,826)
Japan Exchange Group Inc.	Japan	(25,800)	(260,867)
Julius Baer Group Ltd.	Switzerland	(5,353)	(360,722)
KKR & CO, Inc.	United States	(16,198)	(2,154,820)
London Stock Exchange Group PLC	United Kingdom	(12,629)	(1,840,509)
LPL Financial Holdings Inc.	United States	(2,128)	(797,936)
Macquarie Group Ltd.	Australia	(9,355)	(1,402,298)
Toast, Inc.	United States	(11,718)	(518,990)
			(24,536,904)
Food, Beverage & Tobacco 1.70%
Heineken NV	Netherlands	(7,449)	(647,232)
Hormel Foods Corp.	United States	(6,109)	(184,797)
J M Smucker Co.	United States	(2,745)	(269,559)
Kraft Heinz Co.	United States	(23,539)	(607,777)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
McCormick & Co, Inc.	United States	(6,488)	(491,920)
Pernod Ricard SA	France	(5,087)	(505,178)
The Hershey Co.	United States	(3,718)	(617,002)
			(3,323,465)
Health Care Equipment & Services 2.88%
Cochlear Ltd.	Australia	(1,692)	(333,121)
Coloplast A/S	Denmark	(3,248)	(307,435)
Dexcom, Inc.	United States	(10,319)	(900,745)
Humana, Inc.	United States	(3,108)	(759,844)
Labcorp Holdings, Inc.	United States	(2,162)	(567,547)
Sonic Healthcare Ltd.	Australia	(11,831)	(207,715)
UnitedHealth Group, Inc.	United States	(8,170)	(2,548,795)
			(5,625,202)
Household & Personal Products 0.22%
Essity AB, B	Sweden	(15,799)	(434,330)
Insurance 2.41%
Aon PLC	United States	(5,300)	(1,890,828)
Brown & Brown, Inc.	United States	(6,499)	(720,544)
Fidelity National Financial Inc.	United States	(6,782)	(380,199)
Insurance Australia Group Ltd.	Australia	(61,424)	(363,496)
Legal & General Group PLC	United Kingdom	(151,030)	(526,930)
Willis Towers Watson PLC	United States	(2,700)	(827,550)
			(4,709,547)
Materials 5.19%
Air Products and Chemicals, Inc.	United States	(5,786)	(1,631,999)
Antofagasta PLC	United Kingdom	(10,297)	(255,329)
Boliden AB	Sweden	(6,085)	(188,416)
Dow, Inc.	United States	(17,790)	(471,079)
DSM-Firmenich AG	Switzerland	(4,829)	(511,641)
First Quantum Minerals Ltd.	Canada	(18,600)	(329,743)
Glencore PLC	Australia	(264,878)	(1,029,399)
International Paper Co.	United States	(12,872)	(602,796)
James Hardie Industries PLC	Australia	(11,163)	(305,064)
Martin Marietta Materials, Inc.	United States	(1,147)	(629,657)
Norsk Hydro ASA	Norway	(36,496)	(207,514)
Northern Star Resources Ltd.	Australia	(35,429)	(430,701)
Novozymes A/S	Denmark	(8,622)	(616,012)
Sika AG	Switzerland	(3,973)	(1,075,106)
Smurfit Westrock PLC	Ireland	(13,400)	(578,210)
South32 Ltd.	Australia	(116,485)	(222,145)
Svenska Cellulosa AB	Sweden	(15,759)	(203,387)
Symrise AG	Germany	(3,460)	(362,044)
Teck Resources Ltd., B	Canada	(12,100)	(488,345)
			(10,138,587)
Media & Entertainment 1.76%
CAR Group Ltd.	Australia	(9,808)	(240,523)
News Corp., A	United States	(9,854)	(292,861)
Omnicom Group, Inc.	United States	(5,067)	(364,520)
Snap, Inc.	United States	(27,382)	(237,950)
Trade Desk, Inc.	United States	(9,589)	(690,312)
Universal Music Group NV	Netherlands	(21,493)	(693,308)
Warner Bros Discovery Inc.	United States	(63,009)	(722,083)
WPP PLC	United Kingdom	(28,956)	(203,399)
			(3,444,956)
Pharmaceuticals, Biotechnology & Life Sciences 8.96%
Argenx SE	Netherlands	(1,286)	(709,196)
Astellas Pharma, Inc.	Japan	(46,800)	(458,944)
AstraZeneca PLC	United Kingdom	(16,392)	(2,273,233)
Avantor, Inc.	United States	(17,230)	(231,916)
CSL Ltd.	Australia	(12,536)	(1,967,440)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Eli Lilly & Co.	United States	(3,201)	(2,495,276)
Galderma Group AG	Switzerland	(3,107)	(448,876)
Lonza Group AG	Switzerland	(1,099)	(780,069)
Merck KGaA	Germany	(3,340)	(431,272)
Novo Nordisk AS, B	Denmark	(32,860)	(2,272,768)
Pfizer, Inc.	United States	(79,901)	(1,936,800)
Sandoz Group AG	Switzerland	(10,893)	(594,189)
Vertex Pharmaceuticals Inc.	United States	(5,553)	(2,472,196)
West Pharmaceutical Services, Inc.	United States	(1,889)	(413,313)
			(17,485,488)
Real Estate Management & Development 0.79%
CoStar Group, Inc.	United States	(10,917)	(877,727)
Vonovia SE	Germany	(19,178)	(673,337)
			(1,551,064)
Semiconductors & Semiconductor Equipment 12.39%
Advanced Micro Devices Inc.	United States	(20,352)	(2,887,949)
Analog Devices, Inc.	United States	(10,882)	(2,590,134)
ASM International NV	Netherlands	(1,133)	(722,707)
ASML Holding NV	Netherlands	(3,196)	(2,542,101)
BE Semiconductor Industries NV	Netherlands	(2,088)	(311,399)
Broadcom Inc.	United States	(10,142)	(2,795,642)
Entegris, Inc.	United States	(3,659)	(295,098)
First Solar, Inc.	United States	(2,754)	(455,897)
Infineon Technologies AG	Germany	(30,987)	(1,313,650)
Intel Corp.	United States	(117,529)	(2,632,650)
Lasertec Corp.	Japan	(2,000)	(268,753)
Marvell Technology, Inc.	United States	(22,277)	(1,724,240)
Microchip Technology, Inc.	United States	(13,418)	(944,225)
Micron Technology, Inc.	United States	(22,328)	(2,751,926)
Monolithic Power Systems, Inc.	United States	(1,211)	(885,701)
ON Semiconductor Corp.	United States	(10,517)	(551,196)
STMicroelectronics NV	Switzerland	(17,118)	(521,137)
			(24,194,405)
Software & Services 3.36%
Accenture PLC	United States	(7,800)	(2,331,342)
Dassault Systemes SE	France	(17,434)	(628,886)
MongoDB Inc.	United States	(2,141)	(449,589)
NTT Data Group Corp.	Japan	(16,400)	(454,039)
Samsara, Inc.	United States	(7,477)	(297,435)
Synopsys, Inc.	United States	(3,944)	(2,022,010)
WiseTech Global Ltd.	Australia	(5,212)	(372,412)
			(6,555,713)
Technology Hardware & Equipment 2.90%
CDW Corp.	United States	(3,444)	(615,064)
Dell Technologies Inc.	United States	(8,365)	(1,025,549)
Hexagon AB	Sweden	(53,835)	(537,537)
Keyence Corp.	Japan	(5,000)	(2,002,146)
Kyocera Corp.	Japan	(33,600)	(403,237)
Pure Storage, Inc.	United States	(8,023)	(461,964)
Super Micro Computer, Inc.	United States	(12,647)	(619,830)
			(5,665,327)
Telecommunication Services 1.81%
Cellnex Telecom SA	Spain	(12,921)	(499,763)
Nippon Telegraph & Telephone Corp.	Japan	(776,200)	(827,545)
Rogers Communications, Inc.	Canada	(9,400)	(278,246)
SoftBank Group Corp.	Japan	(23,700)	(1,725,262)
TELUS Corp.	Canada	(13,000)	(208,362)
			(3,539,178)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Transportation 1.28%
Canadian Pacific Kansas City Ltd.	Canada	(24,300)	(1,926,547)
Kuehne + Nagel International AG	Switzerland	(1,255)	(270,629)
Mitsui OSK Lines Ltd.	Japan	(9,000)	(300,322)
			(2,497,498)
Utilities 3.81%
Constellation Energy Corp.	United States	(1,557)	(502,537)
Dominion Energy, Inc.	United States	(22,213)	(1,255,479)
EDP - Energias de Portugal SA	Portugal	(81,256)	(351,198)
Eversource Energy	United States	(9,058)	(576,270)
Kansai Electric Power Co. Inc.	Japan	(17,400)	(205,868)
National Grid PLC	United Kingdom	(127,947)	(1,861,151)
Origin Energy Ltd.	Australia	(44,720)	(316,225)
Power Assets Holdings Ltd.	Hong Kong	(36,000)	(231,363)
Sempra	United States	(17,292)	(1,310,215)
Severn Trent PLC	United Kingdom	(6,439)	(241,239)
Veolia Environnement SA	France	(16,360)	(580,927)
			(7,432,472)
Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$ (195,265,397)
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
CAC	–	Cotation Assistée en Continu (French Index)
MSCO	–	Morgan Stanley
MSCS	–	Morgan Stanley Capital Services Inc.
OAT	–	Obligation Assumable by the Treasurer
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement
ULSD	–	Ultra-Low Sulfur Diesel

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin U.S. Core Bond ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 28.7%
	Aerospace & Defense 0.6%
	Boeing Co.,
	3.60%, 5/01/34	United States	2,000,000	$ 1,763,645
	3.50%, 3/01/39	United States	5,000,000	3,908,439
	6.528%, 5/01/34	United States	5,000,000	5,435,916
	Howmet Aerospace, Inc., 4.85%, 10/15/31	United States	4,350,000	4,410,770
				15,518,770
	Agriculture 0.7%
[a]	Cargill, Inc., 2.125%, 11/10/31	United States	5,000,000	4,350,614
[a]	Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000	3,953,546
	Philip Morris International, Inc.,
	5.375%, 2/15/33	United States	3,600,000	3,719,245
	5.25%, 2/13/34	United States	5,000,000	5,102,404
				17,125,809
	Airlines 0.3%
	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	3,527,563	3,310,929
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	1,283,440	1,280,508
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	1,440,000	1,442,789
	United Airlines Pass-Through Trust,
	Series 2020-1, Class A, 5.875%, 4/15/29	United States	39,750	40,595
	Series 2019-2, Class A, 2.90%, 11/01/29	United States	750,883	697,436
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	797,700	796,778
				7,569,035
	Apparel 0.2%
	PVH Corp., 5.50%, 6/13/30	United States	3,500,000	3,526,255
	Tapestry, Inc., 5.50%, 3/11/35	United States	1,800,000	1,807,904
				5,334,159
	Auto Manufacturers 0.4%
	General Motors Financial Co., Inc., 4.30%, 4/06/29	United States	5,900,000	5,774,321
	Hyundai Capital America,
	[a] 5.30%, 1/08/29	United States	2,600,000	2,642,748
	[a] 5.35%, 3/19/29	United States	885,000	902,130
				9,319,199
	Banks 6.4%
[a]	ABN AMRO Bank NV, 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	1,100,000	1,124,205
	Bank of America Corp.,
	1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000	2,442,519
	2.687% to 4/22/31, FRN thereafter, 4/22/32	United States	3,000,000	2,693,118
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000	2,743,408
	3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000	8,072,735
	2.299% to 7/21/31, FRN thereafter, 7/21/32	United States	6,200,000	5,404,468
	4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000	2,731,654
	5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	1,000,000	1,027,727
[a]	BNP Paribas SA, 5.176% to 1/09/29, FRN thereafter, 1/09/30	France	4,400,000	4,492,855
[a]	BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000	3,578,667
[a,b]	CaixaBank SA, 4.885% to 7/03/30, FRN thereafter, 7/03/31	Spain	4,400,000	4,419,097
	Citigroup, Inc.,
	4.45%, 9/29/27	United States	1,500,000	1,501,749
	4.125%, 7/25/28	United States	2,300,000	2,284,172
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000	1,609,223

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Danske Bank AS, 5.705% to 3/01/29, FRN thereafter, 3/01/30	Denmark	4,000,000	4,151,242
	Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000	3,796,015
	Fifth Third Bancorp,
	4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	3,000,000	3,019,350
	5.631% to 1/29/31, FRN thereafter, 1/29/32	United States	5,000,000	5,204,864
	Goldman Sachs Group, Inc.,
	1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000	5,036,298
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,465,515
	2.383% to 7/21/31, FRN thereafter, 7/21/32	United States	6,300,000	5,503,807
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000	5,051,947
	HSBC Holdings PLC,
	2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,887,129
	2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,154,888
	Huntington Bancshares, Inc., 2.55%, 2/04/30	United States	4,600,000	4,208,160
	JPMorgan Chase & Co.,
	2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000	4,624,776
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,829,062
	1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	10,300,000	8,935,059
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	1,550,000	1,629,401
	5.336% to 1/23/34, FRN thereafter, 1/23/35	United States	1,300,000	1,331,233
	Lloyds Banking Group PLC, 5.871% to 3/06/28, FRN thereafter, 3/06/29	United Kingdom	3,000,000	3,101,774
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,700,000	2,804,149
	Morgan Stanley,
	2.699% to 1/22/30, FRN thereafter, 1/22/31	United States	2,200,000	2,029,147
	1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	6,000,000	5,134,850
	2.239% to 7/21/31, FRN thereafter, 7/21/32	United States	10,000,000	8,662,086
	3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	4,124,536
	5.466% to 1/18/34, FRN thereafter, 1/18/35	United States	1,000,000	1,023,450
	PNC Financial Services Group, Inc., 5.676% to 1/22/34, FRN thereafter, 1/22/35	United States	1,050,000	1,091,348
	Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	3,108,916
[a]	Societe Generale SA, 1.792% to 6/09/26, FRN thereafter, 6/09/27	France	4,300,000	4,186,193
	Truist Financial Corp.,
	1.887% to 6/07/28, FRN thereafter, 6/07/29	United States	3,000,000	2,792,214
	5.153% to 8/05/31, FRN thereafter, 8/05/32	United States	5,000,000	5,098,863
	UBS Group AG,
	[a] 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000	550,518
	4.55%, 4/17/26	Switzerland	950,000	950,303
	[a] 6.246% to 9/22/28, FRN thereafter, 9/22/29	Switzerland	3,400,000	3,572,452
	Wells Fargo & Co.,
	2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	9,625,960
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	2,000,000	1,827,056
	5.198% to 1/22/29, FRN thereafter, 1/23/30	United States	2,250,000	2,305,145
				167,943,303
	Biotechnology 0.7%
	Amgen, Inc., 5.25%, 3/02/33	United States	3,400,000	3,482,868
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	490,566
	Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	United States	8,000,000	6,950,349
	Royalty Pharma PLC,
	2.20%, 9/02/30	United States	5,000,000	4,433,655
	2.15%, 9/02/31	United States	2,600,000	2,234,904
				17,592,342
	Building Products 0.1%
	NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,329,617
	Chemicals 0.1%
[a]	Syensqo Finance America LLC, 5.85%, 6/04/34	Belgium	3,000,000	3,110,827
	Commercial Services & Supplies 0.2%
	Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,995,334
	Construction Materials 0.3%
	Owens Corning, 5.70%, 6/15/34	United States	7,000,000	7,274,024

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Diversified REITs 0.1%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	4,000,000	3,498,800
	Diversified Telecommunication Services 0.1%
	Orange SA, 9.00%, 3/01/31	France	3,000,000	3,646,282
	Electric 3.0%
	Constellation Energy Generation LLC,
	5.80%, 3/01/33	United States	9,300,000	9,839,827
	6.125%, 1/15/34	United States	1,050,000	1,131,507
	DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,842,039
	Duke Energy Corp.,
	2.45%, 6/01/30	United States	3,900,000	3,540,411
	3.75%, 9/01/46	United States	5,000,000	3,714,666
	Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	515,966
[a]	Electricite de France SA, 5.70%, 5/23/28	France	600,000	618,328
	NextEra Energy Capital Holdings, Inc.,
	5.05%, 2/28/33	United States	5,000,000	5,043,080
	5.30%, 3/15/32	United States	4,010,000	4,134,072
	5.45%, 3/15/35	United States	6,000,000	6,118,891
	Pacific Gas & Electric Co., 3.25%, 6/01/31	United States	5,000,000	4,489,998
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	5,000,000	4,393,371
	Virginia Electric & Power Co.,
	Series B, 3.80%, 9/15/47	United States	1,600,000	1,202,739
	5.00%, 4/01/33	United States	9,000,000	9,100,426
[a]	Vistra Operations Co. LLC, 4.30%, 7/15/29	United States	7,000,000	6,899,763
	Wisconsin Electric Power Co., 4.60%, 10/01/34	United States	3,000,000	2,970,719
	Xcel Energy, Inc.,
	4.60%, 6/01/32	United States	7,500,000	7,339,689
	5.45%, 8/15/33	United States	3,300,000	3,368,347
				77,263,839
	Electric Utilities 0.7%
	Enel Finance International NV,
	[a] 3.50%, 4/06/28	Italy	2,700,000	2,633,609
	[a] 2.50%, 7/12/31	Italy	3,500,000	3,071,840
	Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,428,640
	Georgia Power Co., Series 2010-C, 4.75%, 9/01/40	United States	1,400,000	1,304,065
	Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,805,048
				17,243,202
	Electronic Equipment, Instruments & Components 0.1%
	Flex Ltd., 4.875%, 5/12/30	United States	3,000,000	3,014,270
	Environmental Control 0.2%
	Republic Services, Inc., 5.00%, 4/01/34	United States	5,000,000	5,076,817
	Financial Services 0.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	3.30%, 1/30/32	Ireland	2,000,000	1,813,102
	3.40%, 10/29/33	Ireland	3,500,000	3,088,343
	Capital One Financial Corp., 5.463% to 7/26/29, FRN thereafter, 7/26/30	United States	9,000,000	9,263,396
	Jefferies Financial Group, Inc., 2.625%, 10/15/31	United States	6,000,000	5,222,951
				19,387,792
	Food 1.2%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	3,700,000	3,805,616
[a,b]	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.50%, 1/15/36	United States	4,850,000	4,860,161
	Mars, Inc.,
	[a] 3.20%, 4/01/30	United States	3,200,000	3,036,461
	[a] 5.20%, 3/01/35	United States	9,440,000	9,557,815

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	McCormick & Co., Inc.,
	2.50%, 4/15/30	United States	4,200,000	3,849,708
	4.70%, 10/15/34	United States	5,000,000	4,851,981
				29,961,742
	Health Care Providers & Services 1.0%
	Elevance Health, Inc., 2.55%, 3/15/31	United States	5,000,000	4,491,226
	HCA, Inc.,
	2.375%, 7/15/31	United States	4,000,000	3,482,867
	3.625%, 3/15/32	United States	6,500,000	5,998,113
	Icon Investments Six DAC, 6.00%, 5/08/34	United States	365,000	373,226
	IQVIA, Inc., 6.25%, 2/01/29	United States	5,200,000	5,438,373
	UnitedHealth Group, Inc.,
	2.00%, 5/15/30	United States	3,000,000	2,685,340
	4.50%, 4/15/33	United States	2,000,000	1,949,879
	5.15%, 7/15/34	United States	1,900,000	1,920,094
				26,339,118
	Healthcare-Products 0.2%
	Baxter International, Inc., 2.539%, 2/01/32	United States	6,400,000	5,580,602
	Home Builders 0.2%
	Toll Brothers Finance Corp., 3.80%, 11/01/29	United States	4,600,000	4,466,379
	Household Products 0.2%
	Haleon U.S. Capital LLC, 3.625%, 3/24/32	United States	6,500,000	6,083,859
	Insurance 1.4%
[a]	AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	600,000	609,242
	Arthur J Gallagher & Co., 5.45%, 7/15/34	United States	5,000,000	5,114,700
[a]	Athene Global Funding, 2.673%, 6/07/31	United States	6,000,000	5,271,481
	Brown & Brown, Inc.,
	2.375%, 3/15/31	United States	2,000,000	1,761,878
	5.25%, 6/23/32	United States	715,000	729,660
	5.55%, 6/23/35	United States	1,280,000	1,305,751
	Corebridge Financial, Inc.,
	3.90%, 4/05/32	United States	1,500,000	1,408,968
	6.05%, 9/15/33	United States	2,400,000	2,527,753
[a]	Corebridge Global Funding, 5.90%, 9/19/28	United States	2,000,000	2,091,611
[a]	Five Corners Funding Trust II, 2.85%, 5/15/30	United States	7,000,000	6,501,407
[a]	Metropolitan Life Global Funding I, 4.30%, 8/25/29	United States	1,400,000	1,394,932
[a]	New York Life Global Funding, 4.85%, 1/09/28	United States	1,200,000	1,221,190
	Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,209,731
[a]	RGA Global Funding, 5.50%, 1/11/31	United States	2,100,000	2,167,500
[a]	Sammons Financial Group, Inc., 6.875%, 4/15/34	United States	2,500,000	2,682,781
				36,998,585
	IT Services 0.0%†
	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	United States	1,100,000	1,097,641
	Leisure Time 0.3%
[a]	Royal Caribbean Cruises Ltd., 5.50%, 4/01/28	United States	6,500,000	6,584,942
	Lodging 0.1%
	Marriott International, Inc., 5.30%, 5/15/34	United States	1,400,000	1,417,674
	Machinery-Diversified 0.2%
	Ingersoll Rand, Inc., 5.70%, 8/14/33	United States	4,200,000	4,400,771
	Westinghouse Air Brake Technologies Corp., 4.70%, 9/15/28	United States	2,000,000	2,011,992
				6,412,763
	Media 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	5,000,000	4,460,217
	3.50%, 3/01/42	United States	1,500,000	1,070,221
	4.40%, 4/01/33	United States	2,600,000	2,449,042

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Paramount Global, 4.20%, 5/19/32	United States	7,000,000	6,391,597
				14,371,077
	Mining 0.3%
	Rio Tinto Finance USA PLC, 5.00%, 3/14/32	Australia	7,750,000	7,889,565
	Multi-Utilities 0.1%
	Berkshire Hathaway Energy Co., 3.70%, 7/15/30	United States	2,500,000	2,426,823
	Oil & Gas 0.9%
[a]	Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	4,199,532
	Canadian Natural Resources Ltd., 2.95%, 7/15/30	Canada	6,300,000	5,781,058
	Hess Corp., 7.125%, 3/15/33	United States	4,600,000	5,217,781
	TotalEnergies Capital SA, 4.724%, 9/10/34	France	4,100,000	4,075,682
[a]	Var Energi ASA, 8.00%, 11/15/32	Norway	3,800,000	4,310,809
				23,584,862
	Oil, Gas & Consumable Fuels 0.3%
	Cheniere Energy, Inc., 5.65%, 4/15/34	United States	2,700,000	2,766,587
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,979,768
				6,746,355
	Packaging & Containers 0.1%
	Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	3,177,629
	Personal Care Products 0.2%
	Kenvue, Inc., 4.85%, 5/22/32	United States	4,800,000	4,860,390
	Pharmaceuticals 0.9%
	AbbVie, Inc., 4.50%, 5/14/35	United States	5,000,000	4,833,000
[a]	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	5,500,000	5,450,132
	CVS Health Corp.,
	4.875%, 7/20/35	United States	1,400,000	1,341,600
	1.875%, 2/28/31	United States	6,000,000	5,137,758
	2.125%, 9/15/31	United States	3,000,000	2,567,344
	5.30%, 6/01/33	United States	2,000,000	2,017,762
	Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	United States	1,700,000	1,695,579
				23,043,175
	Pipelines 1.4%
[a]	DT Midstream, Inc., 5.80%, 12/15/34	United States	3,600,000	3,669,343
	Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35	United States	6,825,000	7,107,563
	Energy Transfer LP,
	6.40%, 12/01/30	United States	5,800,000	6,252,962
	5.55%, 5/15/34	United States	2,300,000	2,329,689
	Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	3,580,058
	MPLX LP, 5.40%, 4/01/35	United States	9,000,000	8,938,770
	Targa Resources Corp., 6.50%, 3/30/34	United States	5,000,000	5,375,588
				37,253,973
	Real Estate Investment Trusts (REITs) 0.2%
	Alexandria Real Estate Equities, Inc., 1.875%, 2/01/33	United States	4,000,000	3,199,821
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/01/29	United States	1,200,000	1,233,310
				4,433,131
	Real Estate Management & Development 0.6%
	American Tower Corp., 5.35%, 3/15/35	United States	7,750,000	7,886,905
	Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,774,250
	VICI Properties LP, 4.95%, 2/15/30	United States	5,000,000	5,031,442
[a]	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,000,000	1,935,955
				16,628,552
	Retail 0.6%
[a]	7-Eleven, Inc., 1.30%, 2/10/28	United States	6,500,000	5,996,520
	Dick’s Sporting Goods, Inc., 3.15%, 1/15/32	United States	6,500,000	5,829,535
	Dollar Tree, Inc., 4.20%, 5/15/28	United States	5,000,000	4,953,963
				16,780,018

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Semiconductors 0.4%
	Foundry JV Holdco LLC,
	[a] 6.25%, 1/25/35	United States	3,600,000	3,785,317
	[a] 5.90%, 1/25/33	United States	1,530,000	1,587,543
	Marvell Technology, Inc., 4.75%, 7/15/30	United States	6,000,000	6,028,358
				11,401,218
	Software 0.7%
	Fiserv, Inc.,
	3.50%, 7/01/29	United States	1,800,000	1,734,479
	2.65%, 6/01/30	United States	4,700,000	4,309,129
[a]	MSCI, Inc., 3.25%, 8/15/33	United States	4,300,000	3,771,160
	Oracle Corp., 2.875%, 3/25/31	United States	5,000,000	4,562,096
	Synopsys, Inc., 5.00%, 4/01/32	United States	4,265,000	4,321,919
				18,698,783
	Telecommunications 1.5%
	AT&T, Inc., 2.55%, 12/01/33	United States	17,800,000	14,903,337
	Motorola Solutions, Inc., 5.40%, 4/15/34	United States	7,000,000	7,142,032
	Rogers Communications, Inc., 3.80%, 3/15/32	Canada	6,000,000	5,577,987
	T-Mobile USA, Inc.,
	3.875%, 4/15/30	United States	3,000,000	2,914,571
	5.05%, 7/15/33	United States	5,000,000	5,035,974
	Verizon Communications, Inc., 1.75%, 1/20/31	United States	5,000,000	4,309,714
				39,883,615
	Trucking & Leasing 0.2%
[a]	SMBC Aviation Capital Finance DAC, 5.10%, 4/01/30	Ireland	6,000,000	6,093,538
	Total Corporate Bonds & Notes (Cost $747,804,036)			748,459,430
	U.S. Government & Agency Securities 67.4%
	Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	3,126,764
	Federal Home Loan Mortgage Corp.,
	2.00%, 4/01/37	United States	2,266,884	2,072,665
	2.00%, 8/01/37	United States	4,091,982	3,741,364
	2.00%, 3/01/51	United States	25,817,850	20,634,366
	2.00%, 5/01/51	United States	9,989,976	7,954,647
	2.00%, 8/01/51	United States	4,785,159	3,809,200
	2.00%, 1/01/52	United States	2,413,838	1,913,386
	2.00%, 1/01/52	United States	702,930	557,194
	2.00%, 4/01/52	United States	4,550,384	3,614,260
	2.00%, 8/01/52	United States	22,870,992	18,158,303
	2.50%, 5/01/37	United States	3,132,615	2,926,239
	2.50%, 3/01/52	United States	6,008,275	4,999,273
	2.50%, 4/01/52	United States	13,986,579	11,634,433
	2.50%, 7/01/52	United States	3,077,893	2,555,401
	3.00%, 4/01/37	United States	365,846	349,036
	3.00%, 6/01/37	United States	1,461,652	1,394,481
	3.00%, 8/01/37	United States	417,344	398,163
	3.00%, 9/01/37	United States	561,083	535,293
	3.00%, 3/01/50	United States	5,264,253	4,633,664
	3.00%, 3/01/50	United States	4,688,187	4,135,304
	3.00%, 3/01/52	United States	1,018,780	882,681
	3.00%, 9/01/52	United States	9,133,806	7,921,907
	3.50%, 2/01/47	United States	1,218,161	1,121,190
	3.50%, 2/01/47	United States	2,284,317	2,112,943
	3.50%, 3/01/48	United States	1,424,567	1,307,608
	3.50%, 3/01/48	United States	2,929,137	2,692,584
	3.50%, 4/01/52	United States	2,670,373	2,406,690
	3.50%, 7/01/52	United States	4,129,843	3,722,272
	3.50%, 12/01/52	United States	2,820,004	2,543,633
	3.50%, 8/01/53	United States	7,461,576	6,727,641
	4.00%, 1/01/40	United States	2,600,724	2,544,651
	4.00%, 11/01/45	United States	2,024,436	1,921,075
	4.00%, 6/01/48	United States	4,153,917	3,940,529

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
4.00%, 5/01/50	United States	4,484,685	4,259,149
4.00%, 9/01/52	United States	4,127,672	3,848,281
4.00%, 10/01/52	United States	3,180,385	2,964,783
4.00%, 1/01/54	United States	3,419,013	3,185,687
4.50%, 8/01/52	United States	609,454	584,376
4.50%, 10/01/52	United States	5,291,895	5,074,331
4.50%, 2/01/53	United States	11,751,900	11,270,408
5.00%, 12/01/54	United States	2,599,250	2,549,719
5.00%, 1/01/55	United States	395,832	388,166
5.50%, 3/01/54	United States	5,628,054	5,632,188
5.50%, 11/01/54	United States	9,390,021	9,396,920
6.00%, 1/01/55	United States	13,749,241	13,981,932
6.00%, 2/01/55	United States	7,350,415	7,474,315
Federal National Mortgage Association,
1.50%, 9/01/51	United States	3,832,360	2,887,681
2.00%, 5/01/36	United States	8,292,589	7,603,008
2.00%, 4/01/37	United States	361,125	330,184
2.00%, 7/01/51	United States	19,206,296	15,291,163
2.00%, 8/01/51	United States	12,588,356	10,020,901
2.00%, 10/01/51	United States	17,687,814	14,030,964
2.00%, 2/01/52	United States	2,798,287	2,218,131
2.00%, 2/01/52	United States	8,516,319	6,761,258
2.00%, 3/01/52	United States	5,629,059	4,466,559
2.50%, 7/01/37	United States	3,336,702	3,136,447
2.50%, 4/01/51	United States	23,186,653	19,374,222
2.50%, 7/01/51	United States	6,150,757	5,130,723
2.50%, 8/01/51	United States	3,850,923	3,206,222
2.50%, 12/01/51	United States	13,703,989	11,393,260
2.50%, 2/01/52	United States	1,403,219	1,168,040
2.50%, 3/01/52	United States	10,049,630	8,361,949
2.50%, 4/01/52	United States	4,543,837	3,780,143
3.00%, 9/01/37	United States	416,881	397,720
3.00%, 9/01/37	United States	3,346,931	3,199,840
3.00%, 10/01/37	United States	3,663,859	3,495,452
3.00%, 4/01/50	United States	4,885,796	4,331,557
3.00%, 9/01/50	United States	4,107,906	3,608,659
3.00%, 11/01/51	United States	4,493,047	3,911,568
3.00%, 5/01/52	United States	3,729,330	3,234,237
3.00%, 3/01/53	United States	7,835,574	6,792,995
3.50%, 6/01/49	United States	506,877	464,603
3.50%, 8/01/49	United States	8,098,415	7,434,398
3.50%, 11/01/52	United States	1,542,726	1,390,393
3.50%, 12/01/52	United States	12,581,754	11,339,390
4.00%, 2/01/49	United States	327,777	312,072
4.00%, 10/01/52	United States	8,567,338	7,974,176
4.00%, 6/01/55	United States	1,346,810	1,253,221
4.50%, 7/01/47	United States	4,295,776	4,198,841
4.50%, 5/01/48	United States	2,135,277	2,084,495
4.50%, 12/01/48	United States	3,017,471	2,934,931
4.50%, 2/01/50	United States	1,298,529	1,265,145
4.50%, 11/01/52	United States	5,933,646	5,690,127
5.00%, 10/01/52	United States	2,910,608	2,868,139
5.00%, 1/01/53	United States	4,891,585	4,820,212
5.00%, 5/01/53	United States	3,088,269	3,037,344
5.00%, 8/01/53	United States	4,090,248	4,021,078
5.00%, 10/01/54	United States	18,376,210	18,027,465
5.00%, 11/01/54	United States	2,599,704	2,549,963
5.00%, 12/01/54	United States	2,600,756	2,551,196
5.00%, 1/01/55	United States	2,600,255	2,550,505
5.00%, 6/01/55	United States	629,762	617,564
5.50%, 5/01/53	United States	7,502,261	7,518,400
5.50%, 11/01/53	United States	22,827,429	22,864,774
5.50%, 6/01/54	United States	20,697,051	20,712,256
5.50%, 10/01/54	United States	6,914,445	6,919,526
5.50%, 12/01/54	United States	2,546,104	2,547,975

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
5.50%, 5/01/55	United States	5,286,347	5,288,993
6.00%, 8/01/53	United States	6,786,705	6,912,408
6.00%, 9/01/54	United States	2,427,607	2,468,889
Government National Mortgage Association,
2.00%, 10/20/50	United States	11,718,825	9,553,888
2.00%, 2/20/52	United States	4,447,140	3,625,950
2.00%, 4/20/52	United States	2,887,865	2,354,248
2.00%, 5/20/52	United States	7,968,313	6,495,929
2.50%, 9/20/46	United States	866,455	754,262
2.50%, 1/20/52	United States	13,344,435	11,351,316
2.50%, 4/20/52	United States	7,793,463	6,629,399
2.50%, 6/20/52	United States	2,995,037	2,547,686
3.00%, 4/20/45	United States	6,302,551	5,672,839
3.00%, 6/20/45	United States	4,186,378	3,764,200
3.00%, 2/20/51	United States	3,511,791	3,118,532
3.00%, 11/20/51	United States	5,149,332	4,559,916
3.50%, 10/20/47	United States	5,699,560	5,268,389
3.50%, 5/20/52	United States	4,980,858	4,546,190
3.50%, 6/20/52	United States	2,210,839	2,018,246
4.00%, 6/20/52	United States	6,031,720	5,638,932
4.50%, 5/20/53	United States	5,867,896	5,651,467
4.50%, 9/20/53	United States	5,895,034	5,661,849
5.00%, 9/20/53	United States	2,909,124	2,863,370
5.00%, 10/20/53	United States	4,372,175	4,316,649
5.00%, 9/20/54	United States	7,280,930	7,158,702
5.00%, 10/20/54	United States	9,921,052	9,754,503
5.00%, 11/20/54	United States	5,857,505	5,759,173
5.50%, 5/20/53	United States	6,147,831	6,189,630
5.50%, 7/20/54	United States	7,655,369	7,674,279
5.50%, 8/20/54	United States	5,539,556	5,555,964
5.50%, 9/20/54	United States	16,614,431	16,667,827
6.00%, 1/20/55	United States	7,452,010	7,568,985
6.00%, 2/20/55	United States	3,670,152	3,727,878
6.00%, 3/20/55	United States	13,867,857	14,085,542
6.00%, 5/20/55	United States	10,760,959	10,932,331
6.50%, 6/20/55	United States	7,180,000	7,384,857
U.S. Treasury Bonds,
1.125%, 5/15/40	United States	6,825,000	4,245,363
1.125%, 8/15/40	United States	21,200,000	13,048,766
1.25%, 5/15/50	United States	53,230,000	25,591,986
1.375%, 8/15/50	United States	68,475,000	33,782,784
1.875%, 2/15/51	United States	2,100,000	1,180,266
1.875%, 11/15/51	United States	4,890,000	2,722,355
2.00%, 11/15/41	United States	39,050,000	26,868,231
2.00%, 2/15/50	United States	21,250,000	12,486,035
2.00%, 8/15/51	United States	4,900,000	2,826,496
2.25%, 8/15/46	United States	10,314,000	6,760,102
2.25%, 8/15/49	United States	16,105,000	10,107,775
2.25%, 2/15/52	United States	8,835,000	5,399,358
2.75%, 8/15/42	United States	19,789,000	15,148,634
2.75%, 11/15/42	United States	12,800,000	9,754,500
2.75%, 11/15/47	United States	9,720,000	6,914,869
3.00%, 11/15/44	United States	64,295,000	49,529,754
3.00%, 2/15/49	United States	40,038,000	29,512,385
3.625%, 2/15/53	United States	18,000,000	14,699,531
3.625%, 5/15/53	United States	9,950,000	8,118,578
4.125%, 8/15/53	United States	14,000,000	12,509,766
4.25%, 2/15/54	United States	13,880,000	12,665,500
4.75%, 11/15/43	United States	2,100,000	2,098,441
U.S. Treasury Notes,
0.375%, 11/30/25	United States	27,150,000	26,716,576
0.375%, 1/31/26	United States	63,700,000	62,300,787
0.50%, 6/30/27	United States	34,250,000	32,144,829
0.875%, 6/30/26	United States	73,300,000	71,076,437
1.25%, 12/31/26	United States	176,185,000	169,626,239

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	1.25%, 5/31/28	United States	30,170,000	28,150,024
	1.375%, 12/31/28	United States	20,100,000	18,572,871
	1.375%, 11/15/31	United States	2,400,000	2,053,969
	2.25%, 8/15/27	United States	6,800,000	6,597,062
	2.75%, 8/15/32	United States	12,400,000	11,441,422
	3.25%, 6/30/27	United States	123,565,000	122,474,153
	3.50%, 4/30/28	United States	14,230,000	14,154,959
	3.75%, 5/31/30	United States	46,000,000	45,905,664
	3.75%, 6/30/30	United States	9,950,000	9,926,680
	3.875%, 8/15/33	United States	600,000	591,047
	3.875%, 8/15/34	United States	16,950,000	16,554,721
	4.00%, 10/31/29	United States	36,853,000	37,212,892
	4.125%, 7/31/28	United States	24,200,000	24,496,828
	4.125%, 8/31/30	United States	32,300,000	32,773,145
	Total U.S. Government & Agency Securities (Cost $1,818,555,151)			1,757,945,165
	Municipal Bonds 0.7%
	California 0.7%
	Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50	United States	4,330,000	3,942,220
	San Bernardino Community College District,
	Refunding, 2.686%, 8/01/41	United States	6,140,000	4,510,394
	Refunding, 2.856%, 8/01/49	United States	3,575,000	2,331,181
	Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,850,617
				16,634,412
	Ohio 0.0%†
	Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	978,088
	Total Municipal Bonds (Cost $22,726,916)			17,612,500
	Asset-Backed Security 0.2%
[a]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	6,289,432
	Total Asset-Backed Securities (Cost $6,629,885)			6,289,432
	Commercial Mortgage-Backed Securities 1.4%
[c]	Bank, Series 2022-BNK40, Class A4, 3.504%, 3/15/64	United States	2,800,000	2,575,996
[b,c]	BANK5, Series 2025-5YR15, Class XA, 1.439%, 6/15/30	United States	19,953,000	1,051,463
[c]	Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002%, 1/15/55	United States	5,560,000	4,897,278
[c]	BMO Mortgage Trust, Series 2025-5C11, Class XA, IO, 1.11%, 7/15/58	United States	58,210,939	2,892,897
	BX Commercial Mortgage Trust,
	[a,c] Series 2021-VOLT, Class B, 1 mo. USD Term SOFR + 1.06%, 5.376%, 9/15/36	United States	3,090,562	3,079,267
	[a,c] Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 5.325%, 2/15/39	United States	1,695,118	1,695,142
[a,c]	BX Mortgage Trust, Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 5.116%, 10/15/36	United States	3,090,000	3,084,182
[a,c]	BX Trust, Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.49%, 5.803%, 4/15/37	United States	2,976,425	2,981,111
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	United States	1,870,000	1,844,198
	Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A2, 2.45%, 7/10/49	United States	1,195,501	1,177,097
	CSAIL Commercial Mortgage Trust,
	Series 2015-C3, Class A4, 3.718%, 8/15/48	United States	2,473,114	2,463,502
	[c] Series 2015-C2, Class AS, 3.849%, 6/15/57	United States	1,113,832	1,099,795
	GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49	United States	850,000	839,081
	JPMBB Commercial Mortgage Securities Trust,
	Series 2016-C1, Class A5, 3.576%, 3/17/49	United States	2,773,000	2,750,268
	Series 2015-C31, Class A3, 3.801%, 8/15/48	United States	653,371	651,953

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class AS, 4.068%, 12/15/47	United States	1,304,000	1,295,387
	Wells Fargo Commercial Mortgage Trust,
	Series 2015-C31, Class A4, 3.695%, 11/15/48	United States	1,000,000	995,915
	[c] Series 2016-C32, Class B, 4.858%, 1/15/59	United States	1,801,000	1,783,776
	Total Commercial Mortgage-Backed Securities (Cost $37,726,246)			37,158,308
	Total Investments before Short-Term Investments (Cost $2,633,442,234)			2,567,464,835

			Shares
	Short-Term Investments 1.0%
	Money Market Funds 1.0%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	United States	24,954,320	24,954,320
	Total Short-Term Investments (Cost $24,954,320)			24,954,320
	Total Investments (Cost $2,658,396,554) 99.4%			2,592,419,155
	Other Assets, less Liabilities 0.6%			15,966,867
	Net Assets 100.0%			$ 2,608,386,022
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $162,123,747, representing 6.2% of net assets.
[b]Security purchased on a when-issued basis.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 10 Yr. Note	Long	130	$ 14,576,250	9/19/25	$ 156,222
U.S. Treasury 2 Yr. Note	Long	461	95,898,805	9/30/25	363,172
U.S. Treasury 5 Yr. Note	Long	285	31,065,000	9/30/25	284,638
U.S. Treasury Bond Long	Long	24	2,771,250	9/19/25	87,182
U.S. Treasury Bond Ultra	Long	57	6,790,125	9/19/25	256,411
U.S. Treasury Ultra 10 Yr. Note	Long	294	33,594,094	9/19/25	464,426
Total Futures Contracts					$1,612,051

*As of period end.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note
REIT	–	Real Estate Investment Trust
SOFR	–	Secured Overnight Financing Rate

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin U.S. Core Dividend Tilt Index ETF	Industry	Shares	Value
	Common Stocks 99.8%
	Brazil 0.3%
[a]	MercadoLibre, Inc.	Broadline Retail	62	$ 162,045
	Ireland 0.2%
	TE Connectivity PLC	Electronic Equipment, Instruments & Components	806	135,948
	Netherlands 0.3%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	780	170,423
	Russia 0.0%
[a,b]	Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—
	United States 99.0%
	3M Co.	Industrial Conglomerates	494	75,207
	Abbott Laboratories	Health Care Equipment & Supplies	2,236	304,118
	AbbVie, Inc.	Biotechnology	2,886	535,699
	Accenture PLC, Class A	IT Services	962	287,532
[a]	Adobe, Inc.	Software	286	110,648
[a]	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	1,170	166,023
	Air Products & Chemicals, Inc.	Chemicals	572	161,338
	Alexandria Real Estate Equities, Inc.	Health Care REITs	520	37,768
	Alliant Energy Corp.	Electric Utilities	910	55,028
	Allstate Corp.	Insurance	260	52,341
	Alphabet, Inc., Class A	Interactive Media & Services	6,110	1,076,765
	Alphabet, Inc., Class C	Interactive Media & Services	5,356	950,101
	Altria Group, Inc.	Tobacco	6,162	361,278
[a]	Amazon.com, Inc.	Broadline Retail	10,244	2,247,431
	Amcor PLC	Containers & Packaging	8,008	73,594
	American Electric Power Co., Inc.	Electric Utilities	1,638	169,959
	American Tower Corp.	Specialized REITs	598	132,170
	Amgen, Inc.	Biotechnology	1,222	341,195
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	1,638	161,753
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	1,196	284,672
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	2,158	40,614
	Apollo Global Management, Inc.	Financial Services	962	136,479
	Apple, Inc.	Technology Hardware, Storage & Peripherals	17,342	3,558,058
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	1,066	195,153
[a]	AppLovin Corp., Class A	Software	338	118,327
	Archer-Daniels-Midland Co.	Food Products	1,612	85,081
	ARES Management Corp., Class A	Capital Markets	702	121,586
[a]	Arista Networks, Inc.	Communications Equipment	1,118	114,383
	AT&T, Inc.	Diversified Telecommunication Services	13,260	383,744
[a]	Atlassian Corp., Class A	Software	234	47,523
[a]	Autodesk, Inc.	Software	104	32,195
	Automatic Data Processing, Inc.	Professional Services	286	88,202
	AvalonBay Communities, Inc.	Residential REITs	494	100,529
[a]	Axon Enterprise, Inc.	Aerospace & Defense	140	115,912
	Baker Hughes Co.	Energy Equipment & Services	520	19,937
	Bank of America Corp.	Banks	9,048	428,151
	Bank of New York Mellon Corp.	Capital Markets	2,392	217,935
	Baxter International, Inc.	Health Care Equipment & Supplies	312	9,447
	Becton Dickinson & Co.	Health Care Equipment & Supplies	26	4,479
	Bentley Systems, Inc., Class B	Software	494	26,661
[a]	Berkshire Hathaway, Inc., Class B	Financial Services	1,170	568,351
	Best Buy Co., Inc.	Specialty Retail	624	41,889
	Blackrock, Inc.	Capital Markets	442	463,769
	Blackstone, Inc.	Capital Markets	2,574	385,019
[a]	Block, Inc.	Financial Services	312	21,194
	Booking Holdings, Inc.	Hotels, Restaurants & Leisure	9	52,103
	Bristol-Myers Squibb Co.	Pharmaceuticals	7,098	328,566
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	5,642	1,555,217
	Brown-Forman Corp., Class A	Beverages	182	5,000

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Brown-Forman Corp., Class B	Beverages	1,274	34,283
[a]	Cadence Design Systems, Inc.	Software	234	72,107
	Camden Property Trust	Residential REITs	390	43,949
	Campbell’s Co.	Food Products	728	22,313
	Capital One Financial Corp.	Consumer Finance	234	49,786
	Carlyle Group, Inc.	Capital Markets	754	38,756
	Carrier Global Corp.	Building Products	1,040	76,118
[a]	Carvana Co.	Specialty Retail	234	78,849
	CDW Corp.	Electronic Equipment, Instruments & Components	182	32,503
	Charles Schwab Corp.	Capital Markets	1,534	139,962
	Chevron Corp.	Oil, Gas & Consumable Fuels	4,004	573,333
	Cincinnati Financial Corp.	Insurance	546	81,310
	Cintas Corp.	Commercial Services & Supplies	52	11,589
	Cisco Systems, Inc.	Communications Equipment	7,774	539,360
	Citigroup, Inc.	Banks	4,602	391,722
	Citizens Financial Group, Inc.	Banks	1,508	67,483
	Clorox Co.	Household Products	442	53,071
[a]	Cloudflare, Inc., Class A	IT Services	494	96,740
	CME Group, Inc.	Capital Markets	1,378	379,804
	Coca-Cola Co.	Beverages	5,434	384,456
[a]	Coinbase Global, Inc., Class A	Capital Markets	286	100,240
	Comcast Corp., Class A	Media	6,318	225,489
	Conagra Brands, Inc.	Food Products	1,716	35,127
	ConocoPhillips	Oil, Gas & Consumable Fuels	1,326	118,995
	Constellation Brands, Inc., Class A	Beverages	52	8,459
	Constellation Energy Corp.	Electric Utilities	182	58,742
	Corebridge Financial, Inc.	Financial Services	858	30,459
	Corning, Inc.	Electronic Equipment, Instruments & Components	2,600	136,734
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	468	463,292
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	2,522	64,008
[a]	Crowdstrike Holdings, Inc., Class A	Software	390	198,631
	Crown Castle, Inc.	Specialized REITs	1,482	152,246
	Cummins, Inc.	Machinery	468	153,270
	CVS Health Corp.	Health Care Providers & Services	3,640	251,087
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	416	90,676
[a]	Datadog, Inc., Class A	Software	364	48,896
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	442	54,189
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	2,002	63,684
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	624	85,738
	Digital Realty Trust, Inc.	Specialized REITs	1,092	190,368
	Dominion Energy, Inc.	Multi-Utilities	3,068	173,403
[a]	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	468	115,367
	Dow, Inc.	Chemicals	2,340	61,963
	Duke Energy Corp.	Electric Utilities	754	88,972
	DuPont de Nemours, Inc.	Chemicals	1,326	90,950
	East West Bancorp, Inc.	Banks	468	47,259
	Eaton Corp. PLC	Electrical Equipment	494	176,353
	eBay, Inc.	Broadline Retail	520	38,719
	Edison International	Electric Utilities	1,534	79,154
	Eli Lilly & Co.	Pharmaceuticals	868	676,632
	Emerson Electric Co.	Electrical Equipment	1,352	180,262
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	364	29,357
	Entergy Corp.	Electric Utilities	598	49,706
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	910	108,845
	Equinix, Inc.	Specialized REITs	264	210,004
	Equity LifeStyle Properties, Inc.	Residential REITs	702	43,292
	Equity Residential	Residential REITs	1,222	82,473
	Essex Property Trust, Inc.	Residential REITs	208	58,947
	Estee Lauder Cos., Inc., Class A	Personal Care Products	520	42,016
	Evergy, Inc.	Electric Utilities	806	55,558
	Eversource Energy	Electric Utilities	1,222	77,744
	Exelon Corp.	Electric Utilities	3,718	161,436
	Extra Space Storage, Inc.	Specialized REITs	728	107,336
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	5,720	616,616
	Fastenal Co.	Trading Companies & Distributors	3,952	165,984

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	FedEx Corp.	Air Freight & Logistics	416	94,561
	Ferguson Enterprises, Inc.	Trading Companies & Distributors	52	11,323
	Fidelity National Financial, Inc.	Insurance	910	51,015
	Fifth Third Bancorp	Banks	2,262	93,036
	FirstEnergy Corp.	Electric Utilities	1,924	77,460
	Ford Motor Co.	Automobiles	13,962	151,488
[a]	Fortinet, Inc.	Software	624	65,969
	Freeport-McMoRan, Inc.	Metals & Mining	338	14,652
	Garmin Ltd.	Household Durables	520	108,534
	GE Vernova, Inc.	Electrical Equipment	312	165,095
	Gen Digital, Inc.	Software	1,274	37,456
	General Electric Co.	Aerospace & Defense	234	60,229
	General Mills, Inc.	Food Products	1,924	99,682
	Genuine Parts Co.	Distributors	494	59,927
	Gilead Sciences, Inc.	Biotechnology	2,158	239,257
	Goldman Sachs Group, Inc.	Capital Markets	468	331,227
	Healthpeak Properties, Inc.	Health Care REITs	2,496	43,705
	Hershey Co.	Food Products	494	81,979
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	4,394	89,857
	Home Depot, Inc.	Specialty Retail	1,664	610,089
	Honeywell International, Inc.	Industrial Conglomerates	546	127,152
	Hormel Foods Corp.	Food Products	1,014	30,674
	HP, Inc.	Technology Hardware, Storage & Peripherals	3,302	80,767
	Hubbell, Inc., Class B	Electrical Equipment	182	74,331
[a]	HubSpot, Inc.	Software	104	57,890
	Huntington Bancshares, Inc.	Banks	4,914	82,359
	Illinois Tool Works, Inc.	Machinery	1,040	257,140
[a]	Insulet Corp.	Health Care Equipment & Supplies	26	8,169
	Intel Corp.	Semiconductors & Semiconductor Equipment	5,434	121,722
	Intercontinental Exchange, Inc.	Capital Markets	364	66,783
	International Business Machines Corp.	IT Services	1,326	390,878
	International Paper Co.	Containers & Packaging	1,846	86,448
	Intuit, Inc.	Software	364	286,697
[a]	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	390	211,930
	Invitation Homes, Inc.	Residential REITs	2,002	65,666
	Iron Mountain, Inc.	Specialized REITs	1,014	104,006
	J.M. Smucker Co.	Food Products	364	35,745
	Johnson & Johnson	Pharmaceuticals	3,666	559,982
	Johnson Controls International PLC	Building Products	962	101,606
	JPMorgan Chase & Co.	Banks	3,406	987,433
	Juniper Networks, Inc.	Communications Equipment	1,222	48,794
	Kellanova	Food Products	286	22,746
	Kenvue, Inc.	Personal Care Products	6,682	139,854
	Keurig Dr. Pepper, Inc.	Beverages	2,860	94,552
	KeyCorp	Banks	3,250	56,615
	Kimberly-Clark Corp.	Household Products	1,274	164,244
	Kimco Realty Corp.	Retail REITs	2,418	50,826
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	7,072	207,917
	KKR & Co., Inc.	Capital Markets	962	127,975
	KLA Corp.	Semiconductors & Semiconductor Equipment	234	209,603
	Kraft Heinz Co.	Food Products	3,094	79,887
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	2,158	210,060
	Lennox International, Inc.	Building Products	52	29,808
	Lowe’s Cos., Inc.	Specialty Retail	754	167,290
	LyondellBasell Industries NV, Class A	Chemicals	884	51,148
	M&T Bank Corp.	Banks	572	110,962
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	1,222	94,583
	Mastercard, Inc., Class A	Financial Services	156	87,663
	McDonald’s Corp.	Hotels, Restaurants & Leisure	546	159,525
	Medtronic PLC	Health Care Equipment & Supplies	3,484	303,700
	Merck & Co., Inc.	Pharmaceuticals	4,264	337,538
	Meta Platforms, Inc., Class A	Interactive Media & Services	2,246	1,657,750
	MetLife, Inc.	Insurance	1,508	121,273
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	1,638	115,266
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	676	83,317

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Microsoft Corp.	Software	8,528	4,241,912
[a]	MicroStrategy, Inc., Class A	Software	260	105,100
	Mid-America Apartment Communities, Inc.	Residential REITs	416	61,572
	Molson Coors Beverage Co., Class B	Beverages	494	23,756
[a]	MongoDB, Inc.	IT Services	52	10,919
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	156	114,095
	Morgan Stanley	Capital Markets	3,640	512,730
	Motorola Solutions, Inc.	Communications Equipment	104	43,728
	MSCI, Inc.	Capital Markets	260	149,952
	Nasdaq, Inc.	Capital Markets	1,326	118,571
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	702	74,798
[a]	Netflix, Inc.	Entertainment	473	633,409
	NextEra Energy, Inc.	Electric Utilities	1,274	88,441
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	1,040	73,882
	NiSource, Inc.	Multi-Utilities	130	5,244
	Norfolk Southern Corp.	Ground Transportation	780	199,657
	Northern Trust Corp.	Capital Markets	676	85,710
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	26,650	4,210,434
[a]	Okta, Inc.	IT Services	182	18,195
	Omnicom Group, Inc.	Media	702	50,502
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	2,184	178,280
	Oracle Corp.	Software	2,054	449,066
	Owens Corning	Building Products	208	28,604
	Packaging Corp. of America	Containers & Packaging	312	58,796
[a]	Palantir Technologies, Inc., Class A	Software	2,782	379,242
[a]	Palo Alto Networks, Inc.	Software	780	159,619
	Paychex, Inc.	Professional Services	1,144	166,406
	Paycom Software, Inc.	Professional Services	130	30,082
	PepsiCo, Inc.	Beverages	3,458	456,594
	Pfizer, Inc.	Pharmaceuticals	19,162	464,487
	Philip Morris International, Inc.	Tobacco	2,392	435,655
	Phillips 66	Oil, Gas & Consumable Fuels	910	108,563
	PNC Financial Services Group, Inc.	Banks	1,378	256,887
	Pool Corp.	Distributors	130	37,892
	Principal Financial Group, Inc.	Insurance	806	64,021
	Procter & Gamble Co.	Household Products	2,626	418,374
	Progressive Corp.	Insurance	598	159,582
	Prologis, Inc.	Industrial REITs	3,094	325,241
	Prudential Financial, Inc.	Insurance	1,222	131,292
	Public Service Enterprise Group, Inc.	Multi-Utilities	988	83,170
	Public Storage	Specialized REITs	572	167,836
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	2,704	430,639
	Realty Income Corp.	Retail REITs	3,146	181,241
	Regency Centers Corp.	Retail REITs	572	40,744
	Regions Financial Corp.	Banks	2,938	69,102
	ResMed, Inc.	Health Care Equipment & Supplies	78	20,124
[a]	Robinhood Markets, Inc., Class A	Capital Markets	1,014	94,941
[a]	ROBLOX Corp., Class A	Entertainment	702	73,850
	Rockwell Automation, Inc.	Electrical Equipment	390	129,546
	Ross Stores, Inc.	Specialty Retail	208	26,537
	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	104	32,567
	RTX Corp.	Aerospace & Defense	1,118	163,250
	Salesforce, Inc.	Software	1,014	276,508
	Schlumberger NV	Energy Equipment & Services	832	28,122
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	650	93,815
	Sempra	Multi-Utilities	1,326	100,471
[a]	ServiceNow, Inc.	Software	260	267,301
	Simon Property Group, Inc.	Retail REITs	1,170	188,089
	Smurfit WestRock PLC	Containers & Packaging	1,794	77,411
	Snap-on, Inc.	Machinery	182	56,635
[a]	Snowflake, Inc., Class A	IT Services	338	75,634
	Southern Co.	Electric Utilities	234	21,488
	Southern Copper Corp.	Metals & Mining	237	23,977
	Southwest Airlines Co.	Passenger Airlines	1,794	58,197
	Starbucks Corp.	Hotels, Restaurants & Leisure	3,016	276,356

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	State Street Corp.	Capital Markets	1,014	107,829
	Stryker Corp.	Health Care Equipment & Supplies	26	10,286
	Sun Communities, Inc.	Residential REITs	286	36,176
[a]	Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	598	29,308
	Synchrony Financial	Consumer Finance	312	20,823
[a]	Synopsys, Inc.	Software	26	13,330
	Sysco Corp.	Consumer Staples Distribution & Retail	1,430	108,308
	T. Rowe Price Group, Inc.	Capital Markets	780	75,270
	Targa Resources Corp.	Oil, Gas & Consumable Fuels	390	67,891
	Target Corp.	Consumer Staples Distribution & Retail	1,560	153,894
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	156	14,028
[a]	Tesla, Inc.	Automobiles	3,640	1,156,282
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	2,496	518,220
	TJX Cos., Inc.	Specialty Retail	468	57,793
	Tractor Supply Co.	Specialty Retail	1,716	90,553
[a]	Trade Desk, Inc., Class A	Media	442	31,820
	Trane Technologies PLC	Building Products	173	75,672
	Truist Financial Corp.	Banks	4,498	193,369
	Tyson Foods, Inc., Class A	Food Products	988	55,269
	U.S. Bancorp	Banks	5,330	241,183
[a]	Uber Technologies, Inc.	Ground Transportation	2,340	218,322
	UDR, Inc.	Residential REITs	1,066	43,525
	Union Pacific Corp.	Ground Transportation	806	185,444
	United Parcel Service, Inc., Class B	Air Freight & Logistics	2,522	254,571
	UnitedHealth Group, Inc.	Health Care Providers & Services	1,144	356,894
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	884	118,827
	Ventas, Inc.	Health Care REITs	1,066	67,318
	Verizon Communications, Inc.	Diversified Telecommunication Services	11,908	515,259
	Vertiv Holdings Co., Class A	Electrical Equipment	676	86,805
	VICI Properties, Inc.	Specialized REITs	3,692	120,359
	Visa, Inc., Class A	Financial Services	1,352	480,028
	Vistra Corp.	Independent Power Producers & Energy Traders	208	40,312
	Walmart, Inc.	Consumer Staples Distribution & Retail	3,380	330,496
	Walt Disney Co.	Entertainment	572	70,934
	Watsco, Inc.	Trading Companies & Distributors	130	57,411
	WEC Energy Group, Inc.	Multi-Utilities	494	51,475
	Wells Fargo & Co.	Banks	2,938	235,393
	Westlake Corp.	Chemicals	104	7,897
	Weyerhaeuser Co.	Specialized REITs	2,340	60,115
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	4,290	269,455
[a]	Workday, Inc., Class A	Software	104	24,960
	WP Carey, Inc.	Diversified REITs	754	47,035
	Xcel Energy, Inc.	Electric Utilities	520	35,412
[a]	Zscaler, Inc.	Software	182	57,137
				62,024,640
	Total Common Stocks (Cost $53,699,131)			62,493,056
	Total Investments before Short-Term Investments (Cost $53,699,131)			62,493,056

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	69,963	69,963
	Total Short-Term Investments (Cost $69,963)			69,963
	Total Investments (Cost $53,769,094) 99.9%			62,563,019
	Other Assets, less Liabilities 0.1%			77,976
	Net Assets 100.0%			$ 62,640,995
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	3	$ 93,806	9/19/25	$ 3,313

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin U.S. Equity Index ETF	Industry	Shares	Value
	Common Stocks 99.9%
	Brazil 0.2%
[a]	MercadoLibre, Inc.	Broadline Retail	1,104	$ 2,885,448
	Ireland 0.1%
	TE Connectivity PLC	Electronic Equipment, Instruments & Components	6,975	1,176,473
	Jersey 0.0%†
[a]	Aptiv PLC	Automobile Components	5,115	348,945
	Netherlands 0.1%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	5,580	1,219,174
[a,b]	Russia 0.0%
	Alrosa PJSC	Metals & Mining	3,584	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
	GMK Norilskiy Nickel PAO	Metals & Mining	10,000	—
	Inter RAO UES PJSC	Electric Utilities	53,546	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
	Novolipetsk Steel PJSC	Metals & Mining	2,272	—
	PhosAgro PJSC	Chemicals	73	—
	PhosAgro PJSC	Chemicals	2	—
	Polyus PJSC	Metals & Mining	500	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
	Severstal PAO	Metals & Mining	392	—
	Surgutneftegas PAO	Oil, Gas & Consumable Fuels	8,286	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
	United Co. RUSAL International PJSC	Metals & Mining	1,714	—
				—
	United Kingdom 0.1%
	CNH Industrial NV	Machinery	20,925	271,188
[a]	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	3,720	1,063,027
				1,334,215
	United States 99.4%
	3M Co.	Industrial Conglomerates	12,555	1,911,373
	Abbott Laboratories	Health Care Equipment & Supplies	40,920	5,565,529
	AbbVie, Inc.	Biotechnology	41,385	7,681,884
	Accenture PLC, Class A	IT Services	14,415	4,308,499
[a]	Adobe, Inc.	Software	9,765	3,777,883
[a]	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	38,130	5,410,647
	Aflac, Inc.	Insurance	11,625	1,225,972
	Agilent Technologies, Inc.	Life Sciences Tools & Services	6,510	768,245
	Air Products & Chemicals, Inc.	Chemicals	5,115	1,442,737
[a]	Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	9,765	1,292,300
[a]	Akamai Technologies, Inc.	IT Services	3,720	296,707
	Alexandria Real Estate Equities, Inc.	Health Care REITs	3,720	270,184
[a]	Align Technology, Inc.	Health Care Equipment & Supplies	1,860	352,154
	Allegion PLC	Building Products	1,860	268,063
	Alliant Energy Corp.	Electric Utilities	6,045	365,541
	Allstate Corp.	Insurance	6,045	1,216,919
[a]	Alnylam Pharmaceuticals, Inc.	Biotechnology	2,790	909,791
	Alphabet, Inc., Class A	Interactive Media & Services	136,710	24,092,403
	Alphabet, Inc., Class C	Interactive Media & Services	119,970	21,281,478
	Altria Group, Inc.	Tobacco	39,990	2,344,614
[a]	Amazon.com, Inc.	Broadline Retail	226,920	49,783,979
	Amcor PLC	Containers & Packaging	53,475	491,435
	Ameren Corp.	Multi-Utilities	6,510	625,220
	American Electric Power Co., Inc.	Electric Utilities	12,090	1,254,458
	American Express Co.	Consumer Finance	13,020	4,153,120
	American International Group, Inc.	Insurance	13,485	1,154,181
	American Tower Corp.	Specialized REITs	10,695	2,363,809

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	American Water Works Co., Inc.	Water Utilities	4,650	646,862
	Ameriprise Financial, Inc.	Capital Markets	2,325	1,240,922
	AMETEK, Inc.	Electrical Equipment	5,580	1,009,757
	Amgen, Inc.	Biotechnology	12,555	3,505,482
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	28,365	2,801,044
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	11,625	2,766,982
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	13,950	262,539
[a]	ANSYS, Inc.	Software	1,860	653,269
	Aon PLC, Class A	Insurance	5,115	1,824,827
	Apollo Global Management, Inc.	Financial Services	10,230	1,451,330
	Apple, Inc.	Technology Hardware, Storage & Peripherals	351,540	72,125,462
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	19,065	3,490,230
[a]	AppLovin Corp., Class A	Software	5,580	1,953,446
	Arch Capital Group Ltd.	Insurance	8,835	804,427
	Archer-Daniels-Midland Co.	Food Products	10,695	564,482
	ARES Management Corp., Class A	Capital Markets	4,650	805,380
[a]	Arista Networks, Inc.	Communications Equipment	24,180	2,473,856
	Arthur J Gallagher & Co.	Insurance	6,045	1,935,125
	AT&T, Inc.	Diversified Telecommunication Services	168,330	4,871,470
[a]	Atlassian Corp., Class A	Software	3,720	755,495
	Atmos Energy Corp.	Gas Utilities	3,720	573,289
[a]	Autodesk, Inc.	Software	5,115	1,583,451
	Automatic Data Processing, Inc.	Professional Services	9,765	3,011,526
[a]	AutoZone, Inc.	Specialty Retail	400	1,484,892
	AvalonBay Communities, Inc.	Residential REITs	3,255	662,393
	Avery Dennison Corp.	Containers & Packaging	1,860	326,374
[a]	Axon Enterprise, Inc.	Aerospace & Defense	1,860	1,539,968
	Baker Hughes Co.	Energy Equipment & Services	23,250	891,405
	Ball Corp.	Containers & Packaging	6,045	339,064
	Bank of America Corp.	Banks	159,495	7,547,303
	Bank of New York Mellon Corp.	Capital Markets	16,275	1,482,815
	Baxter International, Inc.	Health Care Equipment & Supplies	12,090	366,085
	Becton Dickinson & Co.	Health Care Equipment & Supplies	6,975	1,201,444
	Bentley Systems, Inc., Class B	Software	3,255	175,672
[a]	Berkshire Hathaway, Inc., Class B	Financial Services	43,245	21,007,124
	Best Buy Co., Inc.	Specialty Retail	4,650	312,155
[a]	Biogen, Inc.	Biotechnology	3,255	408,795
[a]	BioMarin Pharmaceutical, Inc.	Biotechnology	4,650	255,611
	Blackrock, Inc.	Capital Markets	3,255	3,415,309
	Blackstone, Inc.	Capital Markets	17,205	2,573,524
[a]	Block, Inc.	Financial Services	13,020	884,449
[a]	Boeing Co.	Aerospace & Defense	17,670	3,702,395
	Booking Holdings, Inc.	Hotels, Restaurants & Leisure	770	4,457,715
	Booz Allen Hamilton Holding Corp.	Professional Services	2,790	290,523
[a]	Boston Scientific Corp.	Health Care Equipment & Supplies	34,410	3,695,978
	Bristol-Myers Squibb Co.	Pharmaceuticals	47,430	2,195,535
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	107,880	29,737,122
	Broadridge Financial Solutions, Inc.	Professional Services	2,790	678,054
	Brown & Brown, Inc.	Insurance	5,580	618,655
	Brown-Forman Corp., Class A	Beverages	930	25,547
	Brown-Forman Corp., Class B	Beverages	6,975	187,697
[a]	Builders FirstSource, Inc.	Building Products	2,790	325,565
[a]	Burlington Stores, Inc.	Specialty Retail	1,395	324,533
[a]	Cadence Design Systems, Inc.	Software	6,510	2,006,056
	Camden Property Trust	Residential REITs	2,325	262,004
	Campbell’s Co.	Food Products	4,650	142,523
	Capital One Financial Corp.	Consumer Finance	15,001	3,191,613
	Cardinal Health, Inc.	Health Care Providers & Services	5,580	937,440
	Carlyle Group, Inc.	Capital Markets	5,115	262,911
[a]	Carnival Corp.	Hotels, Restaurants & Leisure	24,180	679,942
	Carrier Global Corp.	Building Products	19,065	1,395,367
[a]	Carvana Co.	Specialty Retail	3,255	1,096,805
	Caterpillar, Inc.	Machinery	11,160	4,332,424
[a]	CBRE Group, Inc., Class A	Real Estate Management & Development	6,975	977,337
	CDW Corp.	Electronic Equipment, Instruments & Components	3,255	581,310

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Cencora, Inc.	Health Care Providers & Services	4,185	1,254,872
[a]	Centene Corp.	Health Care Providers & Services	11,160	605,765
	CenterPoint Energy, Inc.	Multi-Utilities	14,880	546,691
	CF Industries Holdings, Inc.	Chemicals	3,720	342,240
	Charles Schwab Corp.	Capital Markets	39,990	3,648,688
[a]	Charter Communications, Inc., Class A	Media	2,325	950,483
	Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	5,115	1,245,605
	Chevron Corp.	Oil, Gas & Consumable Fuels	37,665	5,393,251
[a]	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	31,620	1,775,463
	Chubb Ltd.	Insurance	8,835	2,559,676
	Church & Dwight Co., Inc.	Household Products	5,580	536,294
	Cigna Group	Health Care Providers & Services	6,045	1,998,356
	Cincinnati Financial Corp.	Insurance	3,720	553,982
	Cintas Corp.	Commercial Services & Supplies	7,905	1,761,787
	Cisco Systems, Inc.	Communications Equipment	93,000	6,452,340
	Citigroup, Inc.	Banks	44,175	3,760,176
	Citizens Financial Group, Inc.	Banks	10,695	478,601
	Clorox Co.	Household Products	2,790	334,995
[a]	Cloudflare, Inc., Class A	IT Services	6,975	1,365,914
	CME Group, Inc.	Capital Markets	8,370	2,306,939
	CMS Energy Corp.	Multi-Utilities	6,975	483,228
	Coca-Cola Co.	Beverages	91,605	6,481,054
	Cognizant Technology Solutions Corp., Class A	IT Services	11,625	907,099
[a]	Coinbase Global, Inc., Class A	Capital Markets	4,650	1,629,778
	Colgate-Palmolive Co.	Household Products	19,065	1,733,008
	Comcast Corp., Class A	Media	86,955	3,103,424
	Conagra Brands, Inc.	Food Products	11,160	228,445
	ConocoPhillips	Oil, Gas & Consumable Fuels	29,760	2,670,662
	Consolidated Edison, Inc.	Multi-Utilities	8,370	839,930
	Constellation Brands, Inc., Class A	Beverages	3,720	605,170
	Constellation Energy Corp.	Electric Utilities	7,440	2,401,334
[a]	Cooper Cos., Inc.	Health Care Equipment & Supplies	4,650	330,894
[a]	Copart, Inc.	Commercial Services & Supplies	19,530	958,337
	Corebridge Financial, Inc.	Financial Services	5,580	198,090
	Corning, Inc.	Electronic Equipment, Instruments & Components	18,135	953,720
[a]	Corpay, Inc.	Financial Services	1,395	462,889
	Corteva, Inc.	Chemicals	16,275	1,212,976
[a]	CoStar Group, Inc.	Real Estate Management & Development	9,300	747,720
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	10,230	10,127,086
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	17,670	448,465
[a]	Coupang, Inc.	Broadline Retail	27,900	835,884
	CRH PLC	Construction Materials	15,810	1,451,358
[a]	Crowdstrike Holdings, Inc., Class A	Software	5,580	2,841,950
	Crown Castle, Inc.	Specialized REITs	9,765	1,003,158
	Crown Holdings, Inc.	Containers & Packaging	2,790	287,314
	CSX Corp.	Ground Transportation	43,710	1,426,257
	Cummins, Inc.	Machinery	3,255	1,066,013
	CVS Health Corp.	Health Care Providers & Services	29,295	2,020,769
	Danaher Corp.	Life Sciences Tools & Services	14,880	2,939,395
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	2,790	608,136
[a]	Datadog, Inc., Class A	Software	6,975	936,952
[a]	Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	3,720	383,420
	Deere & Co.	Machinery	6,045	3,073,822
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	6,975	855,135
	Delta Air Lines, Inc.	Passenger Airlines	14,880	731,798
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	14,415	458,541
[a]	Dexcom, Inc.	Health Care Equipment & Supplies	9,300	811,797
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	4,650	638,910
	Digital Realty Trust, Inc.	Specialized REITs	7,440	1,297,015
[a]	Docusign, Inc.	Software	4,650	362,189
	Dollar General Corp.	Consumer Staples Distribution & Retail	5,115	585,054
[a]	Dollar Tree, Inc.	Consumer Staples Distribution & Retail	4,650	460,536
	Dominion Energy, Inc.	Multi-Utilities	19,995	1,130,117
	Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	930	419,058

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	8,370	2,063,289
	Dover Corp.	Machinery	3,255	596,414
	Dow, Inc.	Chemicals	16,275	430,962
	DR Horton, Inc.	Household Durables	6,510	839,269
	DTE Energy Co.	Multi-Utilities	4,650	615,939
	Duke Energy Corp.	Electric Utilities	18,135	2,139,930
	DuPont de Nemours, Inc.	Chemicals	9,765	669,781
[a]	Dynatrace, Inc.	Software	6,975	385,090
	East West Bancorp, Inc.	Banks	3,255	328,690
	Eaton Corp. PLC	Electrical Equipment	9,300	3,320,007
	eBay, Inc.	Broadline Retail	10,695	796,350
	Ecolab, Inc.	Chemicals	6,045	1,628,765
	Edison International	Electric Utilities	8,835	455,886
[a]	Edwards Lifesciences Corp.	Health Care Equipment & Supplies	13,950	1,091,030
	Electronic Arts, Inc.	Entertainment	5,580	891,126
	Elevance Health, Inc.	Health Care Providers & Services	5,115	1,989,530
	Eli Lilly & Co.	Pharmaceuticals	18,600	14,499,258
	Emerson Electric Co.	Electrical Equipment	13,020	1,735,957
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	3,720	300,018
	Entergy Corp.	Electric Utilities	10,230	850,318
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	13,020	1,557,322
	EQT Corp.	Oil, Gas & Consumable Fuels	13,485	786,445
	Equifax, Inc.	Professional Services	2,790	723,642
	Equinix, Inc.	Specialized REITs	2,325	1,849,468
	Equitable Holdings, Inc.	Financial Services	7,440	417,384
	Equity LifeStyle Properties, Inc.	Residential REITs	4,185	258,089
	Equity Residential	Residential REITs	7,905	533,508
	Essex Property Trust, Inc.	Residential REITs	1,395	395,343
	Estee Lauder Cos., Inc., Class A	Personal Care Products	5,580	450,864
	Everest Group Ltd.	Insurance	930	316,061
	Evergy, Inc.	Electric Utilities	5,580	384,629
	Eversource Energy	Electric Utilities	8,370	532,499
	Exelon Corp.	Electric Utilities	23,250	1,009,515
	Expand Energy Corp.	Oil, Gas & Consumable Fuels	5,115	598,148
	Expedia Group, Inc.	Hotels, Restaurants & Leisure	2,790	470,617
	Expeditors International of Washington, Inc.	Air Freight & Logistics	3,255	371,884
	Extra Space Storage, Inc.	Specialized REITs	4,650	685,596
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	101,370	10,927,686
[a]	F5, Inc.	Communications Equipment	1,395	410,576
	FactSet Research Systems, Inc.	Capital Markets	930	415,970
[a]	Fair Isaac Corp.	Software	562	1,027,314
	Fastenal Co.	Trading Companies & Distributors	26,970	1,132,740
	FedEx Corp.	Air Freight & Logistics	5,115	1,162,691
	Ferguson Enterprises, Inc.	Trading Companies & Distributors	4,650	1,012,538
	Fidelity National Financial, Inc.	Insurance	6,045	338,883
	Fidelity National Information Services, Inc.	Financial Services	12,090	984,247
	Fifth Third Bancorp	Banks	15,810	650,265
	First Citizens BancShares, Inc., Class A	Banks	242	473,466
[a]	First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,325	384,881
	FirstEnergy Corp.	Electric Utilities	11,625	468,023
[a]	Fiserv, Inc.	Financial Services	13,020	2,244,778
[a]	Flex Ltd.	Electronic Equipment, Instruments & Components	8,835	441,043
	Ford Motor Co.	Automobiles	92,070	998,960
[a]	Fortinet, Inc.	Software	15,345	1,622,273
	Fortive Corp.	Machinery	7,905	412,088
	Fox Corp., Class A	Media	5,115	286,645
	Fox Corp., Class B	Media	3,255	168,056
	Freeport-McMoRan, Inc.	Metals & Mining	32,550	1,411,042
	Garmin Ltd.	Household Durables	3,720	776,438
[a]	Gartner, Inc.	IT Services	1,860	751,849
	GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	10,695	792,179
	GE Vernova, Inc.	Electrical Equipment	6,510	3,444,766
	Gen Digital, Inc.	Software	13,485	396,459
	General Dynamics Corp.	Aerospace & Defense	5,580	1,627,463
	General Electric Co.	Aerospace & Defense	25,110	6,463,063

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	General Mills, Inc.	Food Products	13,020	674,566
	General Motors Co.	Automobiles	23,250	1,144,133
	Genuine Parts Co.	Distributors	3,255	394,864
	Gilead Sciences, Inc.	Biotechnology	29,295	3,247,937
	Global Payments, Inc.	Financial Services	5,580	446,623
[a]	GoDaddy, Inc., Class A	IT Services	3,255	586,095
	Goldman Sachs Group, Inc.	Capital Markets	7,440	5,265,660
	Halliburton Co.	Energy Equipment & Services	20,460	416,975
	Hartford Insurance Group, Inc.	Insurance	6,510	825,924
	HCA Healthcare, Inc.	Health Care Providers & Services	4,185	1,603,273
	Healthpeak Properties, Inc.	Health Care REITs	16,740	293,117
	HEICO Corp.	Aerospace & Defense	930	305,040
	HEICO Corp., Class A	Aerospace & Defense	1,860	481,275
	Hershey Co.	Food Products	3,255	540,167
	Hess Corp.	Oil, Gas & Consumable Fuels	6,510	901,895
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	30,225	618,101
	Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	5,580	1,486,177
[a]	Hologic, Inc.	Health Care Equipment & Supplies	5,115	333,293
	Home Depot, Inc.	Specialty Retail	23,250	8,524,380
	Honeywell International, Inc.	Industrial Conglomerates	14,880	3,465,254
	Hormel Foods Corp.	Food Products	6,975	210,994
	Howmet Aerospace, Inc.	Aerospace & Defense	9,300	1,731,009
	HP, Inc.	Technology Hardware, Storage & Peripherals	22,320	545,947
	Hubbell, Inc., Class B	Electrical Equipment	1,395	569,732
[a]	HubSpot, Inc.	Software	1,395	776,499
	Humana, Inc.	Health Care Providers & Services	2,790	682,099
	Huntington Bancshares, Inc.	Banks	33,480	561,125
	IDEX Corp.	Machinery	1,860	326,560
[a]	IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	1,860	997,592
	Illinois Tool Works, Inc.	Machinery	6,975	1,724,569
[a]	Illumina, Inc.	Life Sciences Tools & Services	3,720	354,925
[a]	Incyte Corp.	Biotechnology	3,720	253,332
	Ingersoll Rand, Inc.	Machinery	9,300	773,574
[a]	Insulet Corp.	Health Care Equipment & Supplies	1,860	584,375
	Intel Corp.	Semiconductors & Semiconductor Equipment	102,300	2,291,520
	Intercontinental Exchange, Inc.	Capital Markets	13,485	2,474,093
	International Business Machines Corp.	IT Services	21,855	6,442,417
	International Flavors & Fragrances, Inc.	Chemicals	6,045	444,610
	International Paper Co.	Containers & Packaging	12,090	566,175
	Intuit, Inc.	Software	6,510	5,127,471
[a]	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	8,370	4,548,342
	Invitation Homes, Inc.	Residential REITs	13,485	442,308
[a]	IQVIA Holdings, Inc.	Life Sciences Tools & Services	4,185	659,514
	Iron Mountain, Inc.	Specialized REITs	6,975	715,426
	J.M. Smucker Co.	Food Products	2,325	228,315
	Jack Henry & Associates, Inc.	Financial Services	1,860	335,116
	Jacobs Solutions, Inc.	Professional Services	2,790	366,746
	JB Hunt Transport Services, Inc.	Ground Transportation	1,860	267,096
	Johnson & Johnson	Pharmaceuticals	56,265	8,594,479
	Johnson Controls International PLC	Building Products	15,345	1,620,739
	JPMorgan Chase & Co.	Banks	65,565	19,007,949
	Juniper Networks, Inc.	Communications Equipment	7,440	297,079
	Kellanova	Food Products	6,510	517,740
	Kenvue, Inc.	Personal Care Products	40,455	846,723
	Keurig Dr. Pepper, Inc.	Beverages	28,365	937,747
	KeyCorp	Banks	22,785	396,915
[a]	Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	4,185	685,754
	Kimberly-Clark Corp.	Household Products	7,905	1,019,113
	Kimco Realty Corp.	Retail REITs	15,810	332,326
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	46,500	1,367,100
	KKR & Co., Inc.	Capital Markets	15,345	2,041,345
	KLA Corp.	Semiconductors & Semiconductor Equipment	3,255	2,915,634
	Kraft Heinz Co.	Food Products	20,460	528,277
	Kroger Co.	Consumer Staples Distribution & Retail	14,415	1,033,988
	L3Harris Technologies, Inc.	Aerospace & Defense	4,185	1,049,765

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Labcorp Holdings, Inc.	Health Care Providers & Services	1,860	488,269
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	30,058	2,925,846
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	8,835	384,411
	Leidos Holdings, Inc.	Professional Services	2,790	440,150
	Lennar Corp., Class A	Household Durables	5,115	565,770
	Lennox International, Inc.	Building Products	930	533,113
[a]	Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	465	44,156
[a]	Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	5,115	534,518
	Linde PLC	Chemicals	11,160	5,236,049
	Lineage, Inc.	Industrial REITs	1,860	80,947
[a]	Live Nation Entertainment, Inc.	Entertainment	3,255	492,416
	Lockheed Martin Corp.	Aerospace & Defense	4,650	2,153,601
	Loews Corp.	Insurance	4,185	383,597
	Lowe’s Cos., Inc.	Specialty Retail	13,020	2,888,747
	LPL Financial Holdings, Inc.	Capital Markets	1,860	697,444
[a]	Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,325	552,374
	LyondellBasell Industries NV, Class A	Chemicals	6,045	349,764
	M&T Bank Corp.	Banks	3,720	721,643
	Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	7,440	1,235,858
[a]	Markel Group, Inc.	Insurance	283	565,253
	Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	5,115	1,397,469
	Marsh & McLennan Cos., Inc.	Insurance	11,625	2,541,690
	Martin Marietta Materials, Inc.	Construction Materials	1,395	765,799
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	19,995	1,547,613
	Masco Corp.	Building Products	5,115	329,201
	Mastercard, Inc., Class A	Financial Services	19,065	10,713,386
	McCormick & Co., Inc.	Food Products	6,045	458,332
	McDonald’s Corp.	Hotels, Restaurants & Leisure	16,740	4,890,926
	McKesson Corp.	Health Care Providers & Services	2,790	2,044,456
	Medtronic PLC	Health Care Equipment & Supplies	30,225	2,634,713
	Merck & Co., Inc.	Pharmaceuticals	59,520	4,711,603
	Meta Platforms, Inc., Class A	Interactive Media & Services	51,150	37,753,303
	MetLife, Inc.	Insurance	13,485	1,084,464
[a]	Mettler-Toledo International, Inc.	Life Sciences Tools & Services	465	546,245
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	12,555	883,495
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	26,040	3,209,430
	Microsoft Corp.	Software	173,910	86,504,573
[a]	MicroStrategy, Inc., Class A	Software	6,045	2,443,570
	Mid-America Apartment Communities, Inc.	Residential REITs	2,790	412,948
[a]	Moderna, Inc.	Biotechnology	7,905	218,099
[a]	Molina Healthcare, Inc.	Health Care Providers & Services	1,395	415,571
	Molson Coors Beverage Co., Class B	Beverages	4,185	201,257
	Mondelez International, Inc., Class A	Food Products	30,225	2,038,374
[a]	MongoDB, Inc.	IT Services	1,860	390,581
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	930	680,183
[a]	Monster Beverage Corp.	Beverages	16,275	1,019,466
	Moody’s Corp.	Capital Markets	3,720	1,865,915
	Morgan Stanley	Capital Markets	29,295	4,126,494
	Motorola Solutions, Inc.	Communications Equipment	3,720	1,564,111
	MSCI, Inc.	Capital Markets	1,860	1,072,736
	Nasdaq, Inc.	Capital Markets	8,835	790,026
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	4,650	495,458
[a]	Netflix, Inc.	Entertainment	10,047	13,454,239
	Newmont Corp.	Metals & Mining	26,040	1,517,090
	News Corp., Class A	Media	8,835	262,576
	News Corp., Class B	Media	2,325	79,771
	NextEra Energy, Inc.	Electric Utilities	47,895	3,324,871
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	27,435	1,948,982
	NiSource, Inc.	Multi-Utilities	10,695	431,436
	Norfolk Southern Corp.	Ground Transportation	5,115	1,309,287
	Northern Trust Corp.	Capital Markets	4,650	589,574
	Northrop Grumman Corp.	Aerospace & Defense	3,255	1,627,435
	NRG Energy, Inc.	Electric Utilities	4,650	746,697

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Nucor Corp.	Metals & Mining	5,580	722,833
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	552,420	87,276,836
[a]	NVR, Inc.	Household Durables	66	487,454
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	14,880	625,109
[a]	Okta, Inc.	IT Services	3,720	371,888
	Old Dominion Freight Line, Inc.	Ground Transportation	4,185	679,226
	Omnicom Group, Inc.	Media	4,650	334,521
[a]	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	9,765	511,784
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	14,415	1,176,696
	Oracle Corp.	Software	38,130	8,336,362
[a]	O’Reilly Automotive, Inc.	Specialty Retail	19,995	1,802,149
	Otis Worldwide Corp.	Machinery	9,300	920,886
	Owens Corning	Building Products	1,860	255,787
	PACCAR, Inc.	Machinery	12,090	1,149,275
	Packaging Corp. of America	Containers & Packaging	1,860	350,517
[a]	Palantir Technologies, Inc., Class A	Software	49,755	6,782,602
[a]	Palo Alto Networks, Inc.	Software	15,345	3,140,201
	Parker-Hannifin Corp.	Machinery	2,790	1,948,731
	Paychex, Inc.	Professional Services	7,440	1,082,222
	Paycom Software, Inc.	Professional Services	1,395	322,803
[a]	PayPal Holdings, Inc.	Financial Services	22,785	1,693,381
	Pentair PLC	Machinery	3,720	381,895
	PepsiCo, Inc.	Beverages	32,085	4,236,503
	Pfizer, Inc.	Pharmaceuticals	132,525	3,212,406
	PG&E Corp.	Electric Utilities	50,685	706,549
	Philip Morris International, Inc.	Tobacco	36,270	6,605,855
	Phillips 66	Oil, Gas & Consumable Fuels	9,765	1,164,965
[a]	Pinterest, Inc., Class A	Interactive Media & Services	13,950	500,247
	PNC Financial Services Group, Inc.	Banks	9,300	1,733,706
	Pool Corp.	Distributors	930	271,076
	PPG Industries, Inc.	Chemicals	5,115	581,831
	PPL Corp.	Electric Utilities	16,275	551,560
	Principal Financial Group, Inc.	Insurance	5,115	406,284
	Procter & Gamble Co.	Household Products	54,870	8,741,888
	Progressive Corp.	Insurance	13,485	3,598,607
	Prologis, Inc.	Industrial REITs	21,855	2,297,398
	Prudential Financial, Inc.	Insurance	8,370	899,273
[a]	PTC, Inc.	Software	2,790	480,829
	Public Service Enterprise Group, Inc.	Multi-Utilities	11,625	978,593
	Public Storage	Specialized REITs	3,720	1,091,522
	PulteGroup, Inc.	Household Durables	4,650	490,389
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	26,040	4,147,130
	Quanta Services, Inc.	Construction & Engineering	3,255	1,230,650
	Quest Diagnostics, Inc.	Health Care Providers & Services	2,790	501,168
[a]	Ralliant Corp.	Electronic Equipment, Instruments & Components	2,652	128,595
	Raymond James Financial, Inc.	Capital Markets	4,185	641,853
	Realty Income Corp.	Retail REITs	20,925	1,205,489
	Regency Centers Corp.	Retail REITs	3,720	264,976
	Regeneron Pharmaceuticals, Inc.	Biotechnology	2,325	1,220,625
	Regions Financial Corp.	Banks	19,995	470,282
	Reinsurance Group of America, Inc.	Insurance	1,395	276,712
	Republic Services, Inc.	Commercial Services & Supplies	4,650	1,146,737
	ResMed, Inc.	Health Care Equipment & Supplies	3,255	839,790
	Revvity, Inc.	Life Sciences Tools & Services	2,790	269,849
[a]	Robinhood Markets, Inc., Class A	Capital Markets	17,205	1,610,904
[a]	ROBLOX Corp., Class A	Entertainment	13,950	1,467,540
	Rockwell Automation, Inc.	Electrical Equipment	2,790	926,754
	Rollins, Inc.	Commercial Services & Supplies	6,975	393,530
	Roper Technologies, Inc.	Software	2,325	1,317,903
	Ross Stores, Inc.	Specialty Retail	7,440	949,195
	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	6,045	1,892,931
	Royalty Pharma PLC, Class A	Pharmaceuticals	8,370	301,571
	RTX Corp.	Aerospace & Defense	31,155	4,549,253
	S&P Global, Inc.	Capital Markets	6,975	3,677,848
	Salesforce, Inc.	Software	21,855	5,959,640

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	SBA Communications Corp.	Specialized REITs	2,325	546,003
	Schlumberger NV	Energy Equipment & Services	32,085	1,084,473
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	4,650	671,135
	Sempra	Multi-Utilities	15,345	1,162,691
[a]	ServiceNow, Inc.	Software	4,832	4,967,683
	Sherwin-Williams Co.	Chemicals	5,580	1,915,949
	Simon Property Group, Inc.	Retail REITs	7,440	1,196,054
	Smurfit WestRock PLC	Containers & Packaging	11,625	501,619
[a]	Snap, Inc., Class A	Interactive Media & Services	25,110	218,206
	Snap-on, Inc.	Machinery	1,395	434,096
[a]	Snowflake, Inc., Class A	IT Services	7,440	1,664,849
	Southern Co.	Electric Utilities	25,575	2,348,552
	Southern Copper Corp.	Metals & Mining	1,860	188,176
	Southwest Airlines Co.	Passenger Airlines	12,090	392,200
	SS&C Technologies Holdings, Inc.	Professional Services	5,115	423,522
	Starbucks Corp.	Hotels, Restaurants & Leisure	26,505	2,428,653
	State Street Corp.	Capital Markets	6,510	692,273
	Steel Dynamics, Inc.	Metals & Mining	3,255	416,673
	STERIS PLC	Health Care Equipment & Supplies	2,325	558,512
	Stryker Corp.	Health Care Equipment & Supplies	8,370	3,311,423
	Sun Communities, Inc.	Residential REITs	2,790	352,907
[a]	Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	11,625	569,741
	Synchrony Financial	Consumer Finance	8,835	589,648
[a]	Synopsys, Inc.	Software	3,720	1,907,170
	Sysco Corp.	Consumer Staples Distribution & Retail	11,625	880,478
	T. Rowe Price Group, Inc.	Capital Markets	5,115	493,598
[a]	Take-Two Interactive Software, Inc.	Entertainment	3,720	903,402
	Targa Resources Corp.	Oil, Gas & Consumable Fuels	5,115	890,419
	Target Corp.	Consumer Staples Distribution & Retail	10,695	1,055,062
[a]	Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	930	476,448
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	3,720	334,502
[a]	Tesla, Inc.	Automobiles	65,565	20,827,378
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	21,390	4,440,992
	Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	465	491,221
	Textron, Inc.	Aerospace & Defense	4,185	336,014
	Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	8,835	3,582,239
	TJX Cos., Inc.	Specialty Retail	26,505	3,273,102
	T-Mobile U.S., Inc.	Wireless Telecommunication Services	10,695	2,548,191
	Tractor Supply Co.	Specialty Retail	11,625	613,451
[a]	Trade Desk, Inc., Class A	Media	10,695	769,933
	Trane Technologies PLC	Building Products	5,115	2,237,352
	TransDigm Group, Inc.	Aerospace & Defense	1,254	1,906,883
	TransUnion	Professional Services	4,650	409,200
	Travelers Cos., Inc.	Insurance	5,115	1,368,467
[a]	Trimble, Inc.	Electronic Equipment, Instruments & Components	5,580	423,968
	Truist Financial Corp.	Banks	30,225	1,299,373
[a]	Twilio, Inc., Class A	IT Services	3,255	404,792
[a]	Tyler Technologies, Inc.	Software	930	551,341
	Tyson Foods, Inc., Class A	Food Products	6,510	364,169
	U.S. Bancorp	Banks	36,270	1,641,217
[a]	Uber Technologies, Inc.	Ground Transportation	49,290	4,598,757
	UDR, Inc.	Residential REITs	6,975	284,789
[a]	Ulta Beauty, Inc.	Specialty Retail	930	435,073
	Union Pacific Corp.	Ground Transportation	13,950	3,209,616
[a]	United Airlines Holdings, Inc.	Passenger Airlines	7,440	592,447
	United Parcel Service, Inc., Class B	Air Freight & Logistics	17,205	1,736,673
	United Rentals, Inc.	Trading Companies & Distributors	1,395	1,050,993
	UnitedHealth Group, Inc.	Health Care Providers & Services	21,390	6,673,038
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	7,440	1,000,085
[a]	Veeva Systems, Inc., Class A	Health Care Technology	3,720	1,071,286
	Ventas, Inc.	Health Care REITs	9,765	616,660
	Veralto Corp.	Commercial Services & Supplies	5,580	563,301
	VeriSign, Inc.	IT Services	1,860	537,168
	Verisk Analytics, Inc.	Professional Services	3,255	1,013,933
	Verizon Communications, Inc.	Diversified Telecommunication Services	98,115	4,245,436

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Vertex Pharmaceuticals, Inc.	Biotechnology	6,045	2,691,234
	Vertiv Holdings Co., Class A	Electrical Equipment	8,835	1,134,502
	VICI Properties, Inc.	Specialized REITs	24,645	803,427
	Visa, Inc., Class A	Financial Services	40,455	14,363,548
	Vistra Corp.	Independent Power Producers & Energy Traders	7,905	1,532,068
	Vulcan Materials Co.	Construction Materials	3,255	848,969
	W.R. Berkley Corp.	Insurance	6,510	478,290
	Walmart, Inc.	Consumer Staples Distribution & Retail	101,835	9,957,426
	Walt Disney Co.	Entertainment	42,315	5,247,483
[a]	Warner Bros Discovery, Inc.	Entertainment	52,545	602,166
	Waste Management, Inc.	Commercial Services & Supplies	8,370	1,915,223
[a]	Waters Corp.	Life Sciences Tools & Services	1,395	486,911
	Watsco, Inc.	Trading Companies & Distributors	930	410,707
	WEC Energy Group, Inc.	Multi-Utilities	7,440	775,248
	Wells Fargo & Co.	Banks	77,190	6,184,463
	Welltower, Inc.	Health Care REITs	15,345	2,358,987
	West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	1,860	406,968
	Western Digital Corp.	Technology Hardware, Storage & Peripherals	7,905	505,841
	Westinghouse Air Brake Technologies Corp.	Machinery	4,185	876,130
	Westlake Corp.	Chemicals	930	70,615
	Weyerhaeuser Co.	Specialized REITs	16,275	418,105
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	28,365	1,781,606
	Willis Towers Watson PLC	Insurance	2,325	712,613
[a]	Workday, Inc., Class A	Software	5,115	1,227,600
	WP Carey, Inc.	Diversified REITs	5,115	319,074
	WW Grainger, Inc.	Trading Companies & Distributors	1,065	1,107,856
	Xcel Energy, Inc.	Electric Utilities	13,485	918,329
	Xylem, Inc.	Machinery	5,580	721,829
	Yum! Brands, Inc.	Hotels, Restaurants & Leisure	6,510	964,652
[a]	Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,395	430,162
[a]	Zillow Group, Inc., Class A	Real Estate Management & Development	1,395	95,544
[a]	Zillow Group, Inc., Class C	Real Estate Management & Development	3,720	260,586
	Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	4,650	424,127
	Zoetis, Inc.	Pharmaceuticals	10,695	1,667,885
[a]	Zoom Communications, Inc., Class A	Software	5,580	435,128
[a]	Zscaler, Inc.	Software	2,325	729,911
				1,254,833,927
	Total Common Stocks (Cost $977,580,478)			1,261,798,182
	Preferred Stock 0.0%
	Russia 0.0%
[a,b]	Surgutneftegas PAO, pfd.	Oil, Gas & Consumable Fuels	10,688	—
	Total Preferred Stocks (Cost $6,128)			—
	Total Investments before Short-Term Investments (Cost $977,586,606)			1,261,798,182

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	Money Market Funds	876,705	876,705
	Total Short-Term Investments (Cost $876,705)			876,705
	Total Investments (Cost $978,463,311) 99.9%			1,262,674,887
	Other Assets, less Liabilities 0.1%			632,276
	Net Assets 100.0%			$ 1,263,307,163
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	3	$ 938,063	9/19/25	$ 33,144

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST
Statement of Investments, June 30, 2025 (unaudited)
	Franklin U.S. Dividend Multiplier Index ETF	Shares	Value
	Common Stocks 99.3%
	Communication Services 7.8%
	AT&T, Inc.	25,461	$ 736,841
	Comcast Corp., Class A	945	33,727
	Omnicom Group, Inc.	3,402	244,740
	Verizon Communications, Inc.	38,367	1,660,140
			2,675,448
	Consumer Discretionary 8.4%
	Best Buy Co., Inc.	11,799	792,067
[a]	Carvana Co.	621	209,252
	Darden Restaurants, Inc.	459	100,048
	Ford Motor Co.	148,257	1,608,589
	Genuine Parts Co.	297	36,029
	Home Depot, Inc.	93	34,098
	Lennar Corp., Class A	297	32,851
	McDonald’s Corp.	108	31,554
	PulteGroup, Inc.	324	34,169
			2,878,657
	Consumer Staples 10.7%
	Altria Group, Inc.	28,134	1,649,496
	Archer-Daniels-Midland Co.	4,887	257,936
	Brown-Forman Corp., Class B	1,242	33,422
	Clorox Co.	270	32,419
	Estee Lauder Cos., Inc., Class A	837	67,630
	General Mills, Inc.	621	32,174
	Hormel Foods Corp.	1,107	33,487
	Kimberly-Clark Corp.	270	34,808
	Kraft Heinz Co.	41,607	1,074,293
	PepsiCo, Inc.	243	32,086
	Philip Morris International, Inc.	1,971	358,978
	Target Corp.	351	34,626
	Tyson Foods, Inc., Class A	594	33,228
			3,674,583
	Energy 10.0%
	Chevron Corp.	4,077	583,786
	ConocoPhillips	351	31,499
	Coterra Energy, Inc., Class A	1,296	32,892
	Devon Energy Corp.	4,914	156,314
	EOG Resources, Inc.	1,728	206,686
	Exxon Mobil Corp.	308	33,202
	Halliburton Co.	4,752	96,846
	Kinder Morgan, Inc.	35,289	1,037,497
	ONEOK, Inc.	4,779	390,110
	Phillips 66	783	93,412
	Texas Pacific Land Corp.	31	32,748
	Valero Energy Corp.	594	79,845
	Williams Cos., Inc.	10,422	654,606
			3,429,443
	Financials 24.8%
[a]	Affirm Holdings, Inc.	2,457	169,877
	ARES Management Corp., Class A	1,458	252,526
	Blackstone, Inc.	1,674	250,397
	Citigroup, Inc.	594	50,561
	Citizens Financial Group, Inc.	8,316	372,141
	CME Group, Inc.	4,320	1,190,678
[a]	Coinbase Global, Inc., Class A	648	227,118
	Fifth Third Bancorp	1,755	72,183
	Huntington Bancshares, Inc.	46,521	779,692

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	KeyCorp	50,652	882,358
	M&T Bank Corp.	216	41,902
	Morgan Stanley	405	57,048
	Northern Trust Corp.	324	41,080
	Principal Financial Group, Inc.	432	34,314
	Prudential Financial, Inc.	5,670	609,185
	Regions Financial Corp.	27,837	654,726
[a]	Robinhood Markets, Inc., Class A	4,077	381,729
[a]	SoFi Technologies, Inc.	9,774	177,985
	T. Rowe Price Group, Inc.	10,449	1,008,328
	Truist Financial Corp.	21,303	915,816
	U.S. Bancorp	8,451	382,408
			8,552,052
	Health Care 10.6%
	AbbVie, Inc.	189	35,082
	Amgen, Inc.	108	30,155
	Baxter International, Inc.	3,564	107,918
	Bristol-Myers Squibb Co.	19,251	891,129
	Cardinal Health, Inc.	216	36,288
	CVS Health Corp.	7,047	486,102
	Gilead Sciences, Inc.	864	95,792
	Johnson & Johnson	216	32,994
	Medtronic PLC	378	32,950
	Merck & Co., Inc.	3,321	262,890
	Pfizer, Inc.	67,878	1,645,363
			3,656,663
	Industrials 6.8%
	Fastenal Co.	891	37,422
	Jacobs Solutions, Inc.	270	35,491
	Lockheed Martin Corp.	72	33,346
	PACCAR, Inc.	3,780	359,327
	RTX Corp.	243	35,483
	Southwest Airlines Co.	1,080	35,035
[a]	United Airlines Holdings, Inc.	486	38,700
	United Parcel Service, Inc., Class B	16,713	1,687,010
	Vertiv Holdings Co., Class A	621	79,743
			2,341,557
	Information Technology 8.5%
[a]	AppLovin Corp., Class A	668	233,854
	Cisco Systems, Inc.	540	37,465
	Corning, Inc.	945	49,698
	Dell Technologies, Inc., Class C	1,350	165,510
	HP, Inc.	20,331	497,296
	International Business Machines Corp.	135	39,795
	Microchip Technology, Inc.	8,127	571,897
[a]	MicroStrategy, Inc., Class A	1,091	441,015
[a]	Palantir Technologies, Inc., Class A	2,700	368,064
	QUALCOMM, Inc.	216	34,400
[a]	Super Micro Computer, Inc.	9,288	455,205
	Texas Instruments, Inc.	162	33,634
			2,927,833
	Materials 3.7%
	Amcor PLC	14,229	130,765
	Dow, Inc.	24,543	649,899
	LyondellBasell Industries NV, Class A	8,235	476,477
	Newmont Corp.	594	34,606
			1,291,747
	Utilities 8.0%
	Dominion Energy, Inc.	13,662	772,176
	Edison International	26,217	1,352,797
	Eversource Energy	8,991	572,008

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	FirstEnergy Corp.	864	34,785
	Vistra Corp.	189	36,630
			2,768,396
	Total Common Stocks (Cost $33,175,868)		34,196,379
	Total Investments before Short-Term Investments (Cost $33,175,868)		34,196,379
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	37,987	37,987
	Total Short-Term Investments (Cost $37,987)		37,987
	Total Investments (Cost $33,213,855) 99.4%		34,234,366
	Other Assets, less Liabilities 0.6%		213,037
	Net Assets 100.0%		$ 34,447,403
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	7	$ 218,881	9/19/25	$ 4,743

*As of period end.
Abbreviations

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin U.S. Large Cap Multifactor Index ETF	Shares	Value
	Common Stocks 99.7%
	Communication Services 12.5%
	Alphabet, Inc., Class A	162,097	$ 28,566,354
	Alphabet, Inc., Class C	133,237	23,634,912
	AT&T, Inc.	673,400	19,488,196
	Fox Corp., Class A	26,455	1,482,538
	Fox Corp., Class B	28,160	1,453,901
	Meta Platforms, Inc., Class A	65,897	48,637,917
[a]	Netflix, Inc.	19,240	25,764,861
[a]	ROBLOX Corp., Class A	24,531	2,580,661
[a]	Spotify Technology SA	14,430	11,072,716
	T-Mobile U.S., Inc.	42,809	10,199,672
	Verizon Communications, Inc.	393,939	17,045,741
			189,927,469
	Consumer Discretionary 11.2%
	ADT, Inc.	174,122	1,474,813
[a]	Amazon.com, Inc.	217,893	47,803,545
[a]	AutoZone, Inc.	725	2,691,367
	Best Buy Co., Inc.	21,645	1,453,029
	Booking Holdings, Inc.	3,240	18,757,138
	Boyd Gaming Corp.	19,240	1,505,145
[a]	Chewy, Inc., Class A	32,227	1,373,515
[a]	Crocs, Inc.	14,430	1,461,470
	Darden Restaurants, Inc.	9,620	2,096,871
	Domino’s Pizza, Inc.	3,057	1,377,484
[a]	DoorDash, Inc., Class A	22,607	5,572,852
[a]	Duolingo, Inc.	2,886	1,183,318
[a]	Dutch Bros, Inc., Class A	20,202	1,381,211
	eBay, Inc.	44,733	3,330,819
	Expedia Group, Inc.	9,139	1,541,567
	Garmin Ltd.	14,911	3,112,224
	General Motors Co.	86,580	4,260,602
[a]	Grand Canyon Education, Inc.	7,215	1,363,635
[a]	Lululemon Athletica, Inc.	6,734	1,599,864
	McDonald’s Corp.	30,784	8,994,161
[a]	O’Reilly Automotive, Inc.	69,264	6,242,764
	Ralph Lauren Corp.	5,291	1,451,216
	Royal Caribbean Cruises Ltd.	21,122	6,614,143
	Tapestry, Inc.	21,645	1,900,647
[a]	Tesla, Inc.	63,011	20,016,074
	Texas Roadhouse, Inc.	7,215	1,352,163
	TJX Cos., Inc.	102,934	12,711,320
	Travel & Leisure Co.	29,822	1,539,113
[a]	Ulta Beauty, Inc.	3,073	1,437,611
	Williams-Sonoma, Inc.	12,987	2,121,686
	Yum! Brands, Inc.	18,278	2,708,434
			170,429,801
	Consumer Staples 6.5%
	Altria Group, Inc.	203,944	11,957,237
[a]	BJ’s Wholesale Club Holdings, Inc.	13,468	1,452,254
	Costco Wholesale Corp.	24,487	24,240,661
	Ingredion, Inc.	10,582	1,435,131
	Kellanova	23,569	1,874,443
	Kimberly-Clark Corp.	29,166	3,760,081
	Kroger Co.	49,543	3,553,719
[a]	Monster Beverage Corp.	28,860	1,807,790
	Philip Morris International, Inc.	115,921	21,112,692
	Pilgrim’s Pride Corp.	29,341	1,319,758
[a]	Sprouts Farmers Market, Inc.	8,177	1,346,261

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Walmart, Inc.	249,639	24,409,701
			98,269,728
	Energy 0.7%
	Antero Midstream Corp.	76,960	1,458,392
	APA Corp.	85,137	1,557,156
	Devon Energy Corp.	52,296	1,663,536
	DT Midstream, Inc.	13,949	1,533,134
	EOG Resources, Inc.	34,632	4,142,333
			10,354,551
	Financials 10.8%
	Aon PLC, Class A	15,873	5,662,851
	Axis Capital Holdings Ltd.	13,949	1,448,185
	Bank of New York Mellon Corp.	58,682	5,346,517
[a]	Berkshire Hathaway, Inc., Class B	40,885	19,860,706
	Capital One Financial Corp.	32,227	6,856,617
	Citigroup, Inc.	181,818	15,476,348
	CME Group, Inc.	16,835	4,640,063
	Equitable Holdings, Inc.	27,657	1,551,558
[a]	Freedom Holding Corp.	8,658	1,264,501
	Interactive Brokers Group, Inc., Class A	35,594	1,972,264
	JPMorgan Chase & Co.	68,302	19,801,433
	Lincoln National Corp.	43,771	1,514,477
	LPL Financial Holdings, Inc.	5,772	2,164,327
	Mastercard, Inc., Class A	44,252	24,866,969
	MGIC Investment Corp.	54,834	1,526,579
	Moody’s Corp.	15,873	7,961,738
[a]	Mr. Cooper Group, Inc.	11,063	1,650,710
	Northern Trust Corp.	14,430	1,829,580
	Progressive Corp.	23,569	6,289,623
	Rithm Capital Corp.	129,870	1,466,232
[a]	Robinhood Markets, Inc., Class A	34,151	3,197,558
	SEI Investments Co.	16,835	1,512,793
	SLM Corp.	44,733	1,466,795
	Synchrony Financial	42,328	2,824,971
[a]	Toast, Inc., Class A	36,556	1,619,065
	Unum Group	18,759	1,514,977
	Visa, Inc., Class A	42,809	15,199,335
	W.R. Berkley Corp.	19,240	1,413,563
	Western Union Co.	155,844	1,312,206
			163,212,541
	Health Care 13.0%
	Abbott Laboratories	149,110	20,280,451
	AbbVie, Inc.	118,807	22,052,955
	Amgen, Inc.	22,126	6,177,800
[a]	Boston Scientific Corp.	145,743	15,654,256
	Bristol-Myers Squibb Co.	173,160	8,015,576
	Cardinal Health, Inc.	18,278	3,070,704
	Chemed Corp.	2,532	1,232,907
[a]	Corcept Therapeutics, Inc.	18,759	1,376,911
[a]	DaVita, Inc.	10,563	1,504,699
[a]	Doximity, Inc., Class A	27,898	1,711,263
	Eli Lilly & Co.	20,202	15,748,065
	Encompass Health Corp.	12,506	1,533,611
[a]	Exelixis, Inc.	34,632	1,526,405
	Gilead Sciences, Inc.	113,997	12,638,847
[a]	Halozyme Therapeutics, Inc.	25,974	1,351,168
	HCA Healthcare, Inc.	7,696	2,948,338
[a]	IDEXX Laboratories, Inc.	3,367	1,805,857
[a]	Insulet Corp.	5,772	1,813,447
[a]	Intuitive Surgical, Inc.	32,227	17,512,474
	Johnson & Johnson	149,591	22,850,025
	Labcorp Holdings, Inc.	6,734	1,767,742

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Medpace Holdings, Inc.	4,810	1,509,667
	Medtronic PLC	78,884	6,876,318
	Organon & Co.	154,882	1,499,258
	Quest Diagnostics, Inc.	10,582	1,900,845
	ResMed, Inc.	12,506	3,226,548
	Royalty Pharma PLC, Class A	44,252	1,594,400
	Stryker Corp.	30,303	11,988,776
[a]	Tenet Healthcare Corp.	10,101	1,777,776
[a]	United Therapeutics Corp.	4,329	1,243,938
[a]	Veeva Systems, Inc., Class A	6,253	1,800,739
[a]	Waters Corp.	4,329	1,510,994
			197,502,760
	Industrials 8.2%
	3M Co.	49,543	7,542,426
	Allegion PLC	10,101	1,455,756
	Allison Transmission Holdings, Inc.	13,949	1,325,015
	Armstrong World Industries, Inc.	9,139	1,484,539
	Automatic Data Processing, Inc.	35,113	10,828,849
	Broadridge Financial Solutions, Inc.	5,772	1,402,769
	Caterpillar, Inc.	40,885	15,871,966
	Cintas Corp.	32,568	7,258,430
	Comfort Systems USA, Inc.	3,848	2,063,336
	Concentrix Corp.	25,974	1,372,856
	Curtiss-Wright Corp.	3,367	1,644,948
	EMCOR Group, Inc.	3,848	2,058,257
[a]	ExlService Holdings, Inc.	31,265	1,369,094
	Fastenal Co.	123,617	5,191,914
	Genpact Ltd.	33,670	1,481,817
	Howmet Aerospace, Inc.	40,404	7,520,396
	Illinois Tool Works, Inc.	23,088	5,708,508
	Johnson Controls International PLC	27,417	2,895,784
	Lennox International, Inc.	3,367	1,930,099
	Mueller Industries, Inc.	18,759	1,490,778
	Parker-Hannifin Corp.	10,582	7,391,210
	Paychex, Inc.	23,569	3,428,347
	Paycom Software, Inc.	5,772	1,335,641
	Republic Services, Inc.	19,613	4,836,762
	Rollins, Inc.	27,417	1,546,867
	Ryder System, Inc.	9,620	1,529,580
	Snap-on, Inc.	4,329	1,347,098
	SS&C Technologies Holdings, Inc.	19,721	1,632,899
	Trane Technologies PLC	9,139	3,997,490
[a]	Uber Technologies, Inc.	81,289	7,584,264
[a]	United Airlines Holdings, Inc.	26,936	2,144,914
	Valmont Industries, Inc.	4,329	1,413,721
	WW Grainger, Inc.	4,150	4,316,996
			124,403,326
	Information Technology 33.1%
	Amdocs Ltd.	15,873	1,448,252
	Amphenol Corp., Class A	115,440	11,399,700
	Apple, Inc.	427,609	87,732,539
[a]	Arista Networks, Inc.	95,238	9,743,800
	Broadcom, Inc.	138,182	38,089,868
	Cisco Systems, Inc.	325,637	22,592,695
[a]	Cloudflare, Inc., Class A	12,506	2,449,050
	Cognizant Technology Solutions Corp., Class A	46,176	3,603,113
	Corning, Inc.	73,112	3,844,960
[a]	Docusign, Inc.	19,240	1,498,604
[a]	Dropbox, Inc., Class A	50,024	1,430,686
[a]	F5, Inc.	6,253	1,840,383
[a]	Fortinet, Inc.	60,125	6,356,415
[a]	Guidewire Software, Inc.	7,215	1,698,772
	Hewlett Packard Enterprise Co.	118,326	2,419,767

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	HP, Inc.	86,099	2,105,982
	International Business Machines Corp.	76,960	22,686,269
	Intuit, Inc.	11,063	8,713,551
	KLA Corp.	5,772	5,170,211
	Lam Research Corp.	51,772	5,039,486
	Microsoft Corp.	196,729	97,854,972
	Monolithic Power Systems, Inc.	1,924	1,407,175
	NetApp, Inc.	19,721	2,101,273
[a]	Nutanix, Inc., Class A	18,759	1,433,938
	NVIDIA Corp.	619,047	97,803,235
[a]	Palantir Technologies, Inc., Class A	159,692	21,769,213
	Pegasystems, Inc.	29,341	1,588,228
	QUALCOMM, Inc.	101,972	16,240,061
	TD SYNNEX Corp.	12,025	1,631,792
	Texas Instruments, Inc.	80,327	16,677,492
[a]	Twilio, Inc., Class A	12,025	1,495,429
[b]	Ubiquiti, Inc.	3,848	1,584,029
[a]	Zscaler, Inc.	5,291	1,661,057
			503,111,997
	Materials 1.0%
	Anglogold Ashanti PLC, NULL	33,189	1,512,423
	CF Industries Holdings, Inc.	17,316	1,593,072
	Mosaic Co.	39,923	1,456,391
	NewMarket Corp.	2,405	1,661,518
	Newmont Corp.	76,960	4,483,690
	Royal Gold, Inc.	8,177	1,454,198
	Southern Copper Corp.	15,873	1,605,871
	Steel Dynamics, Inc.	12,987	1,662,466
			15,429,629
	Real Estate 1.9%
[b]	Agree Realty Corp.	19,240	1,405,674
	Cousins Properties, Inc.	51,467	1,545,554
	EPR Properties	25,974	1,513,245
	Gaming & Leisure Properties, Inc.	30,172	1,408,429
	Highwoods Properties, Inc.	48,581	1,510,383
[b]	Kilroy Realty Corp.	44,733	1,534,789
[b]	Medical Properties Trust, Inc.	316,979	1,366,180
	NNN REIT, Inc.	34,632	1,495,410
	Omega Healthcare Investors, Inc.	38,961	1,427,921
	Realty Income Corp.	74,074	4,267,403
	VICI Properties, Inc.	96,681	3,151,801
	Welltower, Inc.	43,290	6,654,972
	WP Carey, Inc.	23,088	1,440,229
			28,721,990
	Utilities 0.8%
	Atmos Energy Corp.	11,565	1,782,282
	Entergy Corp.	38,961	3,238,438
	Evergy, Inc.	21,645	1,491,990
	National Fuel Gas Co.	17,316	1,466,839
	NRG Energy, Inc.	16,835	2,703,364
	UGI Corp.	39,923	1,453,996
			12,136,909
	Total Common Stocks (Cost $1,170,793,037)		1,513,500,701
	Total Investments before Short-Term Investments (Cost $1,170,793,037)		1,513,500,701
	Short-Term Investments 0.9%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	Money Market Funds 0.3%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	5,021,495	5,021,495

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Money Market Funds 0.6%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	9,328,407	9,328,407
	Total Short-Term Investments (Cost $14,349,902)		14,349,902
	Total Investments (Cost $1,185,142,939) 100.6%		1,527,850,603
	Other Assets, less Liabilities (0.6)%		(9,327,303)
	Net Assets 100.0%		$ 1,518,523,300
[a]Non-income producing.
[b]A portion or all of the security is on loan at June 30, 2025.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	14	$ 4,377,625	9/19/25	$ 92,365

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin U.S. Mid Cap Multifactor Index ETF	Shares	Value
	Common Stocks 99.7%
	Communication Services 2.9%
	Electronic Arts, Inc.	114,576	$ 18,297,787
	Fox Corp., Class A	126,280	7,076,731
	Fox Corp., Class B	60,984	3,148,604
	Millicom International Cellular SA	33,264	1,246,402
	Nexstar Media Group, Inc.	8,624	1,491,521
	Omnicom Group, Inc.	141,680	10,192,459
[a]	Pinterest, Inc., Class A	189,112	6,781,557
			48,235,061
	Consumer Discretionary 18.5%
[a]	AutoNation, Inc.	17,864	3,548,684
	Bath & Body Works, Inc.	145,376	4,355,465
	Best Buy Co., Inc.	173,096	11,619,934
	Columbia Sportswear Co.	19,712	1,204,009
[a]	Crocs, Inc.	40,040	4,055,251
	Darden Restaurants, Inc.	34,496	7,519,093
[a]	Deckers Outdoor Corp.	102,945	10,610,541
	Dick’s Sporting Goods, Inc.	40,040	7,920,312
[b]	Dillard’s, Inc., Class A	1,848	772,150
[a]	Duolingo, Inc.	11,088	4,546,302
	eBay, Inc.	225,456	16,787,454
[a]	Etsy, Inc.	32,648	1,637,624
	Expedia Group, Inc.	76,384	12,884,453
	Gap, Inc.	128,744	2,807,907
	Garmin Ltd.	81,312	16,971,441
	Genuine Parts Co.	93,632	11,358,498
[a]	Grand Canyon Education, Inc.	17,864	3,376,296
	H&R Block, Inc.	97,328	5,342,334
	Hasbro, Inc.	40,656	3,001,226
	Lear Corp.	16,016	1,521,200
	LKQ Corp.	177,408	6,565,870
[a]	Lululemon Athletica, Inc.	35,112	8,341,909
	Macy’s, Inc.	222,992	2,600,087
	Murphy USA, Inc.	12,936	5,262,365
[a]	NVR, Inc.	1,671	12,341,438
	Pool Corp.	22,792	6,643,412
	PulteGroup, Inc.	126,280	13,317,489
	Ralph Lauren Corp.	29,568	8,109,911
[a]	Skechers USA, Inc., Class A	85,624	5,402,874
	Somnigroup International, Inc.	125,664	8,551,435
	Tapestry, Inc.	166,936	14,658,650
	Texas Roadhouse, Inc.	56,672	10,620,899
	Tractor Supply Co.	340,648	17,975,995
[a]	Ulta Beauty, Inc.	35,112	16,426,095
	Wendy’s Co.	112,728	1,287,354
	Williams-Sonoma, Inc.	97,328	15,900,475
	Wingstop, Inc.	17,248	5,808,091
[a]	YETI Holdings, Inc.	24,024	757,236
	Yum! Brands, Inc.	114,576	16,977,872
			309,389,631
	Consumer Staples 9.7%
	Albertsons Cos., Inc., Class A	375,144	8,069,347
[a]	BellRing Brands, Inc.	57,904	3,354,379
[a]	BJ’s Wholesale Club Holdings, Inc.	97,328	10,494,878
	Brown-Forman Corp., Class A	12,936	355,352
	Casey’s General Stores, Inc.	22,792	11,630,074
	Clorox Co.	82,544	9,911,058
	Coca-Cola Consolidated, Inc.	33,264	3,713,926

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Dollar General Corp.	135,520	15,500,778
	Flowers Foods, Inc.	152,768	2,441,233
	General Mills, Inc.	260,568	13,500,028
	Hershey Co.	93,016	15,436,005
	Ingredion, Inc.	28,336	3,842,928
	Kellanova	147,840	11,757,715
	Kenvue, Inc.	579,040	12,119,307
	Kroger Co.	241,472	17,320,787
	Pilgrim’s Pride Corp.	12,936	581,861
[a]	Sprouts Farmers Market, Inc.	33,880	5,578,003
	Sysco Corp.	226,072	17,122,693
			162,730,352
	Energy 4.2%
	Antero Midstream Corp.	261,800	4,961,110
	APA Corp.	240,240	4,393,989
	Cheniere Energy, Inc.	69,608	16,950,940
	Devon Energy Corp.	398,552	12,677,939
	DT Midstream, Inc.	57,904	6,364,229
	Ovintiv, Inc.	173,096	6,586,303
	Permian Resources Corp.	190,960	2,600,875
	Texas Pacific Land Corp.	12,131	12,815,067
	Viper Energy, Inc.	60,368	2,301,832
			69,652,284
	Financials 14.5%
	Affiliated Managers Group, Inc.	20,944	4,121,151
	Allstate Corp.	78,848	15,872,891
	Ally Financial, Inc.	166,936	6,502,157
	Arch Capital Group Ltd.	173,712	15,816,478
	Cincinnati Financial Corp.	109,648	16,328,780
	CNA Financial Corp.	14,784	687,900
	Columbia Banking System, Inc.	129,976	3,038,839
	Commerce Bancshares, Inc.	58,520	3,638,188
	Everest Group Ltd.	33,264	11,304,770
	FactSet Research Systems, Inc.	16,016	7,163,636
	Globe Life, Inc.	68,992	8,575,016
	Hartford Insurance Group, Inc.	126,896	16,099,296
	Invesco Ltd.	218,680	3,448,584
	Janus Henderson Group PLC	81,928	3,182,084
	Kinsale Capital Group, Inc.	16,632	8,048,225
[a]	Markel Group, Inc.	3,928	7,845,630
	MGIC Investment Corp.	227,920	6,345,293
	MSCI, Inc.	29,568	17,053,048
	Old Republic International Corp.	153,384	5,896,081
	OneMain Holdings, Inc.	71,456	4,072,992
	Principal Financial Group, Inc.	64,064	5,088,604
	Prosperity Bancshares, Inc.	60,368	4,240,248
	Prudential Financial, Inc.	107,800	11,582,032
	SEI Investments Co.	83,776	7,528,111
	Synchrony Financial	273,504	18,253,657
	T. Rowe Price Group, Inc.	123,200	11,888,800
	Unum Group	113,344	9,153,661
	W.R. Berkley Corp.	94,864	6,969,658
[b]	Western Union Co.	318,472	2,681,534
			242,427,344
	Health Care 12.4%
[a]	Acadia Healthcare Co., Inc.	62,832	1,425,658
[a]	Alnylam Pharmaceuticals, Inc.	41,272	13,458,387
	Cencora, Inc.	56,672	16,993,099
	Chemed Corp.	9,240	4,499,233
[a]	Corcept Therapeutics, Inc.	27,720	2,034,648
	Encompass Health Corp.	90,552	11,104,392
[a]	Exelixis, Inc.	150,920	6,651,799

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Halozyme Therapeutics, Inc.	42,504	2,211,058
[a]	IDEXX Laboratories, Inc.	32,032	17,180,043
[a]	Incyte Corp.	134,904	9,186,962
[a]	Inspire Medical Systems, Inc.	16,016	2,078,396
[a]	Mettler-Toledo International, Inc.	14,168	16,643,433
[a]	Molina Healthcare, Inc.	15,400	4,587,660
[a]	Neurocrine Biosciences, Inc.	80,696	10,142,680
	Organon & Co.	218,680	2,116,822
	ResMed, Inc.	67,144	17,323,152
	Royalty Pharma PLC, Class A	294,448	10,608,962
	STERIS PLC	31,416	7,546,752
[a]	Tenet Healthcare Corp.	68,376	12,034,176
[a]	United Therapeutics Corp.	32,032	9,204,395
	Universal Health Services, Inc., Class B	47,432	8,592,307
	Viatris, Inc.	755,216	6,744,079
[a]	Waters Corp.	45,584	15,910,639
			208,278,732
	Industrials 19.3%
	Allegion PLC	58,520	8,433,902
	Allison Transmission Holdings, Inc.	68,992	6,553,550
	Armstrong World Industries, Inc.	22,176	3,602,269
	Booz Allen Hamilton Holding Corp.	116,424	12,123,231
[a]	CACI International, Inc., Class A	12,320	5,872,944
	CH Robinson Worldwide, Inc.	81,928	7,860,992
	Concentrix Corp.	27,720	1,465,141
	Cummins, Inc.	51,128	16,744,420
	Delta Air Lines, Inc.	340,648	16,753,069
	Donaldson Co., Inc.	78,848	5,468,109
	Expeditors International of Washington, Inc.	96,096	10,978,968
	Fastenal Co.	399,168	16,765,056
	Ferguson Enterprises, Inc.	90,552	19,717,698
	Genpact Ltd.	128,744	5,666,023
	HEICO Corp.	12,320	4,040,960
	HEICO Corp., Class A	22,792	5,897,430
	Knight-Swift Transportation Holdings, Inc.	48,664	2,152,409
	Leidos Holdings, Inc.	68,376	10,786,998
	Lennox International, Inc.	24,024	13,771,518
	ManpowerGroup, Inc.	31,416	1,269,206
	MSC Industrial Direct Co., Inc., Class A	36,344	3,089,967
	Old Dominion Freight Line, Inc.	102,872	16,696,126
	Otis Worldwide Corp.	173,096	17,139,966
	Paychex, Inc.	104,720	15,232,571
	Paycom Software, Inc.	33,264	7,697,290
	Robert Half, Inc.	71,456	2,933,269
	Rollins, Inc.	214,984	12,129,397
	Ryder System, Inc.	25,256	4,015,704
[a]	Saia, Inc.	15,400	4,219,446
	Schneider National, Inc., Class B	34,496	833,078
	Snap-on, Inc.	36,344	11,309,526
	Toro Co.	66,528	4,702,199
[a]	United Airlines Holdings, Inc.	194,656	15,500,457
	Veralto Corp.	150,920	15,235,374
	WW Grainger, Inc.	15,166	15,776,280
			322,434,543
	Information Technology 11.9%
	Amdocs Ltd.	75,152	6,856,868
[a]	Appfolio, Inc., Class A	12,936	2,978,902
	Avnet, Inc.	48,664	2,583,085
	CDW Corp.	76,384	13,641,419
[a]	Cirrus Logic, Inc.	33,880	3,532,159
[a]	Docusign, Inc.	107,800	8,396,542
	Dolby Laboratories, Inc., Class A	43,120	3,202,091
[a]	Dropbox, Inc., Class A	111,496	3,188,786

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	F5, Inc.	40,656	11,965,874
[a]	Fair Isaac Corp.	9,555	17,466,158
[a]	Gartner, Inc.	37,576	15,188,971
[a]	GoDaddy, Inc., Class A	90,552	16,304,793
	HP, Inc.	561,176	13,726,365
	Ingram Micro Holding Corp.	6,160	128,374
	Juniper Networks, Inc.	206,976	8,264,552
[a]	Manhattan Associates, Inc.	52,976	10,461,171
	Monolithic Power Systems, Inc.	14,168	10,362,192
	NetApp, Inc.	157,080	16,736,874
[a]	Nutanix, Inc., Class A	117,040	8,946,538
	Pegasystems, Inc.	42,504	2,300,741
[a]	RingCentral, Inc., Class A	26,488	750,935
[a]	Teradata Corp.	52,976	1,181,895
	Ubiquiti, Inc.	1,232	507,153
	VeriSign, Inc.	60,368	17,434,278
	Vontier Corp.	108,416	4,000,550
			200,107,266
	Materials 1.4%
	Avery Dennison Corp.	51,744	9,079,520
	NewMarket Corp.	3,943	2,724,061
	RPM International, Inc.	77,616	8,525,341
	Sealed Air Corp.	99,176	3,077,431
			23,406,353
	Real Estate 3.5%
	American Homes 4 Rent, Class A	98,560	3,555,059
	Camden Property Trust	69,608	7,844,126
	Cousins Properties, Inc.	89,936	2,700,778
	EastGroup Properties, Inc.	15,400	2,573,648
	Equity LifeStyle Properties, Inc.	127,512	7,863,665
	Highwoods Properties, Inc.	81,928	2,547,142
[b]	Kilroy Realty Corp.	75,768	2,599,600
	Lamar Advertising Co., Class A	48,048	5,831,105
	NNN REIT, Inc.	129,976	5,612,364
	Omega Healthcare Investors, Inc.	151,536	5,553,794
	STAG Industrial, Inc.	113,960	4,134,469
	WP Carey, Inc.	123,200	7,685,216
			58,500,966
	Utilities 1.4%
	AES Corp.	212,520	2,235,710
	American Water Works Co., Inc.	115,192	16,024,359
	National Fuel Gas Co.	59,136	5,009,411
			23,269,480
	Total Common Stocks (Cost $1,608,423,853)		1,668,432,012
	Total Investments before Short-Term Investments (Cost $1,608,423,853)		1,668,432,012
	Short-Term Investments 0.9%
	Investments from Cash Collateral Received for Loaned Securities 0.3%
	Money Market Funds 0.3%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	5,242,775	5,242,775

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Money Market Funds 0.6%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	10,645,828	10,645,828
	Total Short-Term Investments (Cost $15,888,603)		15,888,603
	Total Investments (Cost $1,624,312,456) 100.6%		1,684,320,615
	Other Assets, less Liabilities (0.6)%		(10,705,884)
	Net Assets 100.0%		$ 1,673,614,731
[a]Non-income producing.
[b]A portion or all of the security is on loan at June 30, 2025.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P MidCap 400 E-Mini	Long	12	$ 3,750,600	9/19/25	$ 113,256

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin U.S. Small Cap Multifactor Index ETF	Shares	Value
	Common Stocks 99.5%
	Communication Services 3.1%
[a]	AMC Networks, Inc., Class A	2,250	$ 14,108
[a]	Arena Group Holdings, Inc.	437	2,709
	Cable One, Inc.	184	24,989
[a]	Cargurus, Inc.	5,566	186,294
	Cinemark Holdings, Inc.	5,612	169,370
[a]	EverQuote, Inc., Class A	1,748	42,267
[a]	Gambling.com Group Ltd.	1,219	14,494
[a]	Ibotta, Inc., Class A	736	26,938
	IDT Corp., Class B	1,225	83,692
	John Wiley & Sons, Inc., Class A	3,146	140,406
[a]	Playstudios, Inc.	6,275	8,220
	Playtika Holding Corp.	2,392	11,314
	Scholastic Corp.	1,656	34,743
	Shutterstock, Inc.	1,850	35,076
	Spok Holdings, Inc.	1,311	23,178
	TEGNA, Inc.	11,477	192,355
	Telephone & Data Systems, Inc.	6,969	247,957
[a]	Travelzoo	253	3,221
[a]	Yelp, Inc.	4,922	168,677
[a]	ZipRecruiter, Inc., Class A	5,221	26,157
			1,456,165
	Consumer Discretionary 15.5%
[a]	Abercrombie & Fitch Co., Class A	3,749	310,605
	Academy Sports & Outdoors, Inc.	4,669	209,218
	Acushnet Holdings Corp.	2,346	170,836
[a]	Adtalem Global Education, Inc.	2,622	333,597
	American Eagle Outfitters, Inc.	11,868	114,170
[a]	American Public Education, Inc.	920	28,023
[a]	BARK, Inc.	6,348	5,583
	Bassett Furniture Industries, Inc.	322	4,894
	Bloomin’ Brands, Inc.	7,682	66,142
	Buckle, Inc.	2,576	116,822
	Build-A-Bear Workshop, Inc.	1,058	54,550
	Caleres, Inc.	2,507	30,636
	Carter’s, Inc.	1,380	41,579
[b]	Cheesecake Factory, Inc.	4,439	278,148
	Cracker Barrel Old Country Store, Inc.	1,978	120,816
	Cricut, Inc., Class A	2,461	16,661
	Designer Brands, Inc., Class A	2,070	4,927
[a]	Dorman Products, Inc.	1,541	189,034
[a]	Envela Corp.	276	1,689
	Ermenegildo Zegna NV	2,070	17,699
	Escalade, Inc.	650	9,087
	Ethan Allen Interiors, Inc.	1,886	52,525
[a]	Figs, Inc., Class A	8,303	46,829
	Flexsteel Industries, Inc.	250	9,008
[a]	Foot Locker, Inc.	5,405	132,422
[a]	Frontdoor, Inc.	5,267	310,437
[a]	Genesco, Inc.	736	14,492
[a]	G-III Apparel Group Ltd.	2,783	62,339
	Group 1 Automotive, Inc.	851	371,640
	Hamilton Beach Brands Holding Co., Class A	475	8,498
	Haverty Furniture Cos., Inc.	1,173	23,871
[a]	Helen of Troy Ltd.	246	6,981
	Installed Building Products, Inc.	1,587	286,168
	J Jill, Inc.	506	7,408
	Jack in the Box, Inc.	150	2,619
	JAKKS Pacific, Inc.	598	12,426

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Kontoor Brands, Inc.	4,623	304,979
[a]	Laureate Education, Inc.	4,186	97,869
	La-Z-Boy, Inc.	3,105	115,413
	LCI Industries	1,564	142,621
[a]	Lincoln Educational Services Corp.	2,231	51,425
[a]	Lovesac Co.	874	15,907
	Marine Products Corp.	552	4,698
	Matthews International Corp., Class A	1,909	45,644
[a]	Mister Car Wash, Inc.	3,404	20,458
	Monarch Casino & Resort, Inc.	1,035	89,465
	Monro, Inc.	862	12,852
	Movado Group, Inc.	1,196	18,239
	Nathan’s Famous, Inc.	207	22,890
[a]	ODP Corp.	2,254	40,865
	Oxford Industries, Inc.	1,173	47,213
	Papa John’s International, Inc.	2,369	115,939
	Patrick Industries, Inc.	2,001	184,632
	Perdoceo Education Corp.	5,658	184,960
[a]	PlayAGS, Inc.	1,334	16,662
[a]	Portillo’s, Inc., Class A	3,933	45,898
[a]	Potbelly Corp.	1,817	22,258
[a]	RealReal, Inc.	5,543	26,551
[a]	Revolve Group, Inc.	3,128	62,716
	Rocky Brands, Inc.	525	11,650
[a]	Rush Street Interactive, Inc.	2,990	44,551
[a]	Sally Beauty Holdings, Inc.	8,947	82,849
[a]	Savers Value Village, Inc.	1,334	13,607
	Shoe Carnival, Inc.	1,127	21,086
	Signet Jewelers Ltd.	2,829	225,047
[a]	Sleep Number Corp.	1,311	8,856
	Smith & Wesson Brands, Inc.	2,921	25,354
	Sonic Automotive, Inc., Class A	1,035	82,728
[a]	Sonos, Inc.	7,705	83,291
	Standard Motor Products, Inc.	1,633	50,166
	Steven Madden Ltd.	5,497	131,818
	Strategic Education, Inc.	1,564	133,143
[a]	Stride, Inc.	3,059	444,136
	Sturm Ruger & Co., Inc.	1,081	38,808
	Super Group SGHC Ltd.	6,463	70,899
	Superior Group of Cos., Inc.	725	7,468
[a]	Target Hospitality Corp.	1,932	13,756
[a]	Tile Shop Holdings, Inc.	2,139	13,604
[a]	Torrid Holdings, Inc.	1,403	4,139
[a]	Universal Technical Institute, Inc.	3,059	103,670
	Upbound Group, Inc.	4,140	103,914
[a]	Urban Outfitters, Inc.	2,139	155,163
[a]	Victoria’s Secret & Co.	3,404	63,042
	Weyco Group, Inc.	437	14,491
	Winmark Corp.	115	43,425
	Wolverine World Wide, Inc.	5,474	98,970
[a,c]	XPEL, Inc.	1,587	56,973
			7,309,137
	Consumer Staples 6.3%
	Cal-Maine Foods, Inc.	3,450	343,724
[a]	Central Garden & Pet Co.	690	24,274
[a]	Central Garden & Pet Co., Class A	3,887	121,624
[a]	Chefs’ Warehouse, Inc.	1,311	83,655
	Edgewell Personal Care Co.	3,059	71,611
	Energizer Holdings, Inc.	4,876	98,300
[a]	FitLife Brands, Inc.	138	1,797
	Fresh Del Monte Produce, Inc.	1,679	54,433
[a]	Grocery Outlet Holding Corp.	3,404	42,278
[a]	Herbalife Ltd.	3,795	32,713
	Ingles Markets, Inc., Class A	1,058	67,056

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Interparfums, Inc.	1,587	208,389
	J&J Snack Foods Corp.	966	109,554
	John B Sanfilippo & Son, Inc.	621	39,272
	Lancaster Colony Corp.	1,311	226,502
	Lifevantage Corp.	391	5,114
[a]	Lifeway Foods, Inc.	276	6,803
[a]	Mama’s Creations, Inc.	2,024	16,799
[a]	Medifast, Inc.	367	5,156
[a]	National Beverage Corp.	1,840	79,562
	Natural Grocers by Vitamin Cottage, Inc., Class C	828	32,499
[a]	Nature’s Sunshine Products, Inc.	1,081	15,988
	Nu Skin Enterprises, Inc., Class A	1,974	15,772
	Oil-Dri Corp. of America	644	37,990
	PriceSmart, Inc.	1,955	205,353
	SpartanNash Co.	2,967	78,596
	Tootsie Roll Industries, Inc.	644	21,542
	Turning Point Brands, Inc.	1,081	81,907
[a]	United Natural Foods, Inc.	4,209	98,112
	Universal Corp.	1,840	107,162
[a]	USANA Health Sciences, Inc.	897	27,385
	Village Super Market, Inc., Class A	828	31,878
[a]	Vita Coco Co., Inc.	2,369	85,521
[a]	Vital Farms, Inc.	2,139	82,394
	WD-40 Co.	1,081	246,565
	Weis Markets, Inc.	1,311	95,034
[b]	WK Kellogg Co.	3,174	50,594
[a]	Zevia PBC, Class A	1,127	3,629
			2,956,537
	Energy 3.0%
	Archrock, Inc.	9,407	233,576
	Ardmore Shipping Corp.	2,392	22,963
[b]	Atlas Energy Solutions, Inc.	3,933	52,584
	California Resources Corp.	4,485	204,830
	Evolution Petroleum Corp.	2,050	9,635
	FLEX LNG Ltd.	1,058	23,255
	International Seaways, Inc.	2,691	98,168
	Kodiak Gas Services, Inc.	2,691	92,220
	Magnolia Oil & Gas Corp., Class A	11,109	249,730
	Nordic American Tankers Ltd.	6,854	18,026
	Northern Oil & Gas, Inc.	6,279	178,010
[a]	PrimeEnergy Resources Corp.	23	3,367
	Riley Exploration Permian, Inc.	775	20,328
	Scorpio Tankers, Inc.	2,783	108,899
	SFL Corp. Ltd.	8,257	68,781
	Teekay Tankers Ltd., Class A	1,449	60,452
			1,444,824
	Financials 14.2%
[a]	ACRES Commercial Realty Corp.	207	3,714
	AG Mortgage Investment Trust, Inc.	943	7,120
	Apollo Commercial Real Estate Finance, Inc.	5,888	56,996
	ARES Commercial Real Estate Corp.	2,875	13,714
	Artisan Partners Asset Management, Inc., Class A	3,933	174,350
	Banco Latinoamericano de Comercio Exterior SA, Class E	1,886	76,006
	Bank First Corp.	299	35,177
	Bank of Marin Bancorp	920	21,013
	Bank7 Corp.	250	10,457
[b]	Blackstone Mortgage Trust, Inc., Class A	13,892	267,421
[a]	Bowhead Specialty Holdings, Inc.	690	25,896
	Bread Financial Holdings, Inc.	1,794	102,473
	Brookline Bancorp, Inc.	5,934	62,604
	Cass Information Systems, Inc.	782	33,978
	Central Pacific Financial Corp.	1,587	44,484
	Chemung Financial Corp.	250	12,117

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Chicago Atlantic Real Estate Finance, Inc.	1,058	14,770
	Chimera Investment Corp.	2,714	37,643
	Citizens & Northern Corp.	1,035	19,603
	City Holding Co.	897	109,811
	CNO Financial Group, Inc.	6,555	252,892
[a]	Consumer Portfolio Services, Inc.	650	6,390
	Donegal Group, Inc., Class A	529	10,593
[a]	Donnelley Financial Solutions, Inc.	1,702	104,928
	Eagle Bancorp, Inc.	2,025	39,447
	Enact Holdings, Inc.	2,461	91,426
[a]	Enova International, Inc.	1,702	189,807
	ESSA Bancorp, Inc.	552	10,709
	Essent Group Ltd.	7,958	483,289
	First Busey Corp.	3,174	72,637
	First Business Financial Services, Inc.	529	26,799
	First Capital, Inc.	115	4,748
	First Community Bankshares, Inc.	966	37,838
	First Interstate BancSystem, Inc., Class A	3,312	95,452
	First United Corp.	207	6,419
	FirstCash Holdings, Inc.	2,484	335,688
[a]	Flywire Corp.	3,864	45,209
	GCM Grosvenor, Inc., Class A	2,645	30,576
[a]	Genworth Financial, Inc., Class A	27,531	214,191
	Goosehead Insurance, Inc., Class A	1,081	114,056
	Guaranty Bancshares, Inc.	600	25,464
[a]	Hamilton Insurance Group Ltd., Class B	2,254	48,731
	Heritage Commerce Corp.	3,600	35,748
	Home Bancorp, Inc.	434	22,473
	Home BancShares, Inc.	13,018	370,492
[a]	International Money Express, Inc.	2,576	25,992
	Jackson Financial, Inc., Class A	5,129	455,404
	Kearny Financial Corp.	3,105	20,058
	KKR Real Estate Finance Trust, Inc.	4,500	39,465
	Lument Finance Trust, Inc.	1,725	3,812
	Medallion Financial Corp.	713	6,795
	Mercury General Corp.	1,771	119,259
	Middlefield Banc Corp.	253	7,618
	NBT Bancorp, Inc.	3,427	142,392
[a]	NerdWallet, Inc., Class A	2,550	27,973
	Nexpoint Real Estate Finance, Inc.	550	7,584
	Nicolet Bankshares, Inc.	437	53,961
[a]	NMI Holdings, Inc., Class A	5,290	223,185
	Northeast Community Bancorp, Inc.	759	17,643
	Northwest Bancshares, Inc.	7,774	99,352
	OceanFirst Financial Corp.	3,450	60,754
	Pagseguro Digital Ltd., Class A	5,888	56,760
[a]	Palomar Holdings, Inc.	920	141,910
	Parke Bancorp, Inc.	644	13,118
[a]	Payoneer Global, Inc.	9,683	66,329
	Penns Woods Bancorp, Inc.	253	7,681
	Peoples Bancorp, Inc.	2,369	72,349
	PJT Partners, Inc., Class A	1,334	220,123
	Preferred Bank	825	71,400
	Regional Management Corp.	725	21,177
[a]	Remitly Global, Inc.	5,405	101,452
	Riverview Bancorp, Inc.	667	3,669
	Selective Insurance Group, Inc.	4,117	356,738
	Seven Hills Realty Trust	828	9,994
	Southern Missouri Bancorp, Inc.	552	30,239
	Stock Yards Bancorp, Inc.	1,587	125,341
[a]	StoneCo Ltd., Class A	7,820	125,433
	Tompkins Financial Corp.	897	56,269
	TPG RE Finance Trust, Inc.	4,750	36,670
	TrustCo Bank Corp.	1,288	43,045
	United Security Bancshares	483	4,178

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Value Line, Inc.	25	979
[a]	World Acceptance Corp.	300	49,536
			6,730,986
	Health Care 10.2%
[a]	ACADIA Pharmaceuticals, Inc.	9,775	210,847
[a]	Alkermes PLC	12,995	371,787
[a]	Amicus Therapeutics, Inc.	9,499	54,429
[a]	Ardent Health, Inc.	1,081	14,766
[a]	Artivion, Inc.	2,461	76,537
[a]	AtriCure, Inc.	3,575	117,153
[a]	Axogen, Inc.	3,100	33,635
[a]	BioCryst Pharmaceuticals, Inc.	8,050	72,128
[a]	Catalyst Pharmaceuticals, Inc.	8,602	186,663
[a]	Collegium Pharmaceutical, Inc.	1,886	55,769
[a]	Community Health Systems, Inc.	9,131	31,045
	Concentra Group Holdings Parent, Inc.	5,911	121,589
	CONMED Corp.	2,208	114,993
[a]	CorVel Corp.	1,955	200,935
[a]	Cross Country Healthcare, Inc.	2,139	27,914
[a]	Electromed, Inc.	299	6,575
	Embecta Corp.	4,623	44,797
[a]	Fennec Pharmaceuticals, Inc.	1,518	12,599
[a]	Harmony Biosciences Holdings, Inc.	2,760	87,216
	HealthStream, Inc.	1,104	30,548
[a,b]	Hims & Hers Health, Inc.	8,165	407,025
[a]	Indivior PLC	5,313	78,314
[a]	Innoviva, Inc.	3,956	79,476
	iRadimed Corp.	667	39,880
[a]	Lantheus Holdings, Inc.	3,427	280,534
	LeMaitre Vascular, Inc.	1,380	114,609
[a]	LENSAR, Inc.	322	4,241
[a]	LifeStance Health Group, Inc.	4,876	25,209
[a]	Merit Medical Systems, Inc.	3,703	346,156
[a]	MiMedx Group, Inc.	9,545	58,320
[a]	Myriad Genetics, Inc.	3,105	16,488
	National HealthCare Corp.	851	91,066
	National Research Corp.	1,196	20,093
[a]	Niagen Bioscience, Inc.	3,588	51,703
[a]	Option Care Health, Inc.	9,821	318,986
[a]	Organogenesis Holdings, Inc.	5,225	19,123
[a]	Pacira BioSciences, Inc.	1,495	35,730
[a]	Pediatrix Medical Group, Inc.	6,624	95,054
[a]	Performant Healthcare, Inc.	5,635	22,540
	Phibro Animal Health Corp., Class A	1,518	38,770
[a]	Prestige Consumer Healthcare, Inc.	3,818	304,867
[a]	Pro-Dex, Inc.	69	3,011
[a]	Progyny, Inc.	2,254	49,588
[a]	Protagonist Therapeutics, Inc.	2,277	125,850
[a]	Protalix BioTherapeutics, Inc.	2,346	3,472
[a]	Puma Biotechnology, Inc.	2,944	10,098
[a]	Rigel Pharmaceuticals, Inc.	1,100	20,603
[a]	SANUWAVE Health, Inc.	230	7,558
[a,b]	Semler Scientific, Inc.	437	16,929
	SIGA Technologies, Inc.	3,473	22,644
[a]	Sonida Senior Living, Inc.	250	6,238
[a]	Surmodics, Inc.	825	24,511
[a]	Tactile Systems Technology, Inc.	1,725	17,492
[a]	Treace Medical Concepts, Inc.	3,105	18,257
[a]	TruBridge, Inc.	345	8,080
[a]	Vanda Pharmaceuticals, Inc.	4,048	19,107
[a]	Vericel Corp.	2,900	123,395
[a]	Viemed Healthcare, Inc.	2,645	18,277
			4,815,219

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Industrials 19.0%
	Acme United Corp.	115	4,767
	Alamo Group, Inc.	667	145,659
	Allient, Inc.	1,012	36,746
	Apogee Enterprises, Inc.	1,357	55,094
	Atmus Filtration Technologies, Inc.	4,646	169,207
	Barrett Business Services, Inc.	1,840	76,710
[a]	Blue Bird Corp.	1,104	47,649
[a]	Bowman Consulting Group Ltd.	775	22,281
[a]	BrightView Holdings, Inc.	3,289	54,762
	Brink’s Co.	3,013	269,031
[a]	Byrna Technologies, Inc.	713	22,017
	Cadre Holdings, Inc.	989	31,500
[a]	Cimpress PLC	1,288	60,536
	CompX International, Inc.	125	3,321
	Costamare, Inc.	2,990	27,239
	Covenant Logistics Group, Inc.	1,288	31,054
	CRA International, Inc.	460	86,190
	CSG Systems International, Inc.	2,392	156,222
	CSW Industrials, Inc.	1,081	310,063
	Deluxe Corp.	3,335	53,060
	Douglas Dynamics, Inc.	782	23,046
[a]	DXP Enterprises, Inc.	920	80,638
	Enerpac Tool Group Corp.	3,036	123,140
	Ennis, Inc.	2,070	37,550
	ESCO Technologies, Inc.	1,886	361,867
	Exponent, Inc.	3,703	276,651
	Federal Signal Corp.	3,128	332,882
[a]	Forrester Research, Inc.	625	6,187
[a]	Franklin Covey Co.	851	19,420
	Franklin Electric Co., Inc.	3,128	280,707
	Global Industrial Co.	1,219	32,925
[a]	GMS, Inc.	3,082	335,167
	Gorman-Rupp Co.	1,311	48,140
	Griffon Corp.	2,001	144,812
	Heartland Express, Inc.	3,841	33,186
	Heidrick & Struggles International, Inc.	1,679	76,831
	Hillenbrand, Inc.	4,439	89,091
	HNI Corp.	3,473	170,802
	Hub Group, Inc., Class A	1,955	65,356
[a]	Huron Consulting Group, Inc.	1,127	155,008
	Hyster-Yale, Inc.	700	27,846
[a]	IBEX Holdings Ltd.	650	18,915
	ICF International, Inc.	1,311	111,055
[a]	IES Holdings, Inc.	550	162,926
[a]	Innodata, Inc.	1,518	77,752
	Insperity, Inc.	2,530	152,104
	Interface, Inc.	3,427	71,727
	Kadant, Inc.	782	248,246
	Karat Packaging, Inc.	525	14,784
	Kelly Services, Inc., Class A	2,070	24,240
	Kforce, Inc.	1,587	65,273
	Korn Ferry	4,163	305,273
[a]	Legalzoom.com, Inc.	9,959	88,735
[a]	Liquidity Services, Inc.	1,610	37,980
	LSI Industries, Inc.	1,702	28,951
	Luxfer Holdings PLC	1,702	20,730
	McGrath RentCorp	1,610	186,696
	MillerKnoll, Inc.	4,669	90,672
[a]	Mistras Group, Inc.	1,449	11,606
	Moog, Inc., Class A	1,863	337,147
	Mueller Water Products, Inc., Class A	10,005	240,520
	National Presto Industries, Inc.	350	34,286
	NL Industries, Inc.	675	4,320
[a]	NV5 Global, Inc.	4,278	98,779

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Omega Flex, Inc.	299	9,682
[a]	PAMT Corp.	475	6,113
	Preformed Line Products Co.	161	25,729
	Primoris Services Corp.	2,783	216,907
[a]	Radiant Logistics, Inc.	2,277	13,844
[a]	RCM Technologies, Inc.	184	4,337
[a]	Resideo Technologies, Inc.	9,177	202,445
	Resources Connection, Inc.	2,622	14,080
	REV Group, Inc.	2,898	137,916
	Rush Enterprises, Inc., Class A	3,979	204,958
	Rush Enterprises, Inc., Class B	598	31,383
	Safe Bulkers, Inc.	4,117	14,862
	Standex International Corp.	736	115,169
	Steelcase, Inc., Class A	6,348	66,210
	Tennant Co.	1,334	103,358
	UniFirst Corp.	966	181,820
[a]	Upwork, Inc.	7,981	107,265
	Virco Mfg. Corp.	650	5,187
	Watts Water Technologies, Inc., Class A	1,886	463,749
	Werner Enterprises, Inc.	5,083	139,071
[a]	WNS Holdings Ltd.	1,518	95,998
			8,977,160
	Information Technology 15.4%
	A10 Networks, Inc.	6,279	121,499
[a]	ACI Worldwide, Inc.	6,578	301,996
[a]	Agilysys, Inc.	1,541	176,660
[a]	Appian Corp., Class A	1,311	39,146
[a]	Asana, Inc., Class A	3,082	41,607
[a]	AvePoint, Inc.	7,222	139,457
[a]	Aviat Networks, Inc.	825	19,841
[a]	Axcelis Technologies, Inc.	2,231	155,478
	Badger Meter, Inc.	1,863	456,342
	Belden, Inc.	2,484	287,647
[a]	BK Technologies Corp.	92	4,336
[a]	BlackLine, Inc.	2,783	157,574
[a]	Box, Inc., Class A	10,741	367,020
[a]	Calix, Inc.	3,841	204,303
	Clear Secure, Inc., Class A	6,463	179,413
	Climb Global Solutions, Inc.	230	24,589
[a]	Commvault Systems, Inc.	2,530	441,055
[a]	CompoSecure, Inc., Class A	2,507	35,324
[a]	Consensus Cloud Solutions, Inc.	1,325	30,555
[a]	Couchbase, Inc.	2,622	63,924
[a]	CPI Card Group, Inc.	325	7,709
[a]	Crexendo, Inc.	460	2,792
[a]	Daily Journal Corp.	92	38,847
[a]	Domo, Inc., Class B	1,932	26,990
[a]	eGain Corp.	1,173	7,331
[a]	ePlus, Inc.	1,817	131,006
	Frequency Electronics, Inc.	230	5,223
	Hackett Group, Inc.	1,863	47,357
[a]	Harmonic, Inc.	7,751	73,402
	Immersion Corp.	2,175	17,139
	Information Services Group, Inc.	2,800	13,440
	InterDigital, Inc.	1,909	428,055
[a]	LiveRamp Holdings, Inc.	2,116	69,913
[a]	Mitek Systems, Inc.	2,650	26,235
[a]	M-Tron Industries, Inc.	92	3,864
	Napco Security Technologies, Inc.	2,369	70,336
	NVE Corp.	345	25,395
	OneSpan, Inc.	2,829	47,216
[a]	Ooma, Inc.	2,125	27,413
[a]	OSI Systems, Inc.	1,127	253,417
	PC Connection, Inc.	736	48,414

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	Plexus Corp.	1,679	227,186
	Progress Software Corp.	2,967	189,413
[a]	Qualys, Inc.	2,967	423,895
[a]	Rambus, Inc.	7,406	474,134
[a]	Rapid7, Inc.	2,162	50,007
	Red Violet, Inc.	391	19,237
	Richardson Electronics Ltd.	713	6,880
[a]	Rimini Street, Inc.	4,186	15,781
	Sapiens International Corp. NV	2,175	63,619
[a]	SEMrush Holdings, Inc., Class A	2,507	22,688
[a]	SoundThinking, Inc.	322	4,204
[a]	Sprinklr, Inc., Class A	3,657	30,938
[a]	SPS Commerce, Inc.	2,553	347,438
[a]	Varonis Systems, Inc.	6,900	350,175
[a]	Viavi Solutions, Inc.	11,086	111,636
[a]	Vishay Precision Group, Inc.	736	20,682
[a]	WM Technology, Inc.	5,200	4,659
[a]	Workiva, Inc.	3,266	223,558
[a]	Yext, Inc.	7,222	61,387
			7,266,777
	Materials 2.1%
	Caledonia Mining Corp. PLC	1,075	20,769
	Greif, Inc., Class A	1,702	110,613
	Greif, Inc., Class B	345	23,808
	Hawkins, Inc.	1,196	169,952
	Innospec, Inc.	1,610	135,385
	Myers Industries, Inc.	2,599	37,659
	Ryerson Holding Corp.	1,656	35,720
	Sensient Technologies Corp.	3,059	301,373
	SunCoke Energy, Inc.	5,244	45,046
	Sylvamo Corp.	2,231	111,773
			992,098
	Real Estate 5.3%
	American Assets Trust, Inc.	3,243	64,049
	Brandywine Realty Trust	10,327	44,303
	Broadstone Net Lease, Inc.	13,409	215,214
	CareTrust REIT, Inc.	12,811	392,017
	Community Healthcare Trust, Inc.	1,932	32,129
[a]	Compass, Inc., Class A	22,724	142,707
	COPT Defense Properties	3,887	107,204
	Elme Communities	5,198	82,648
	Essential Properties Realty Trust, Inc.	11,109	354,488
	Four Corners Property Trust, Inc.	7,015	188,774
	Innovative Industrial Properties, Inc.	1,978	109,225
	LTC Properties, Inc.	2,875	99,504
	LXP Industrial Trust	9,844	81,311
[a]	NET Lease Office Properties	782	25,454
	NexPoint Diversified Real Estate Trust	1,127	4,722
	One Liberty Properties, Inc.	943	22,500
[a]	Paramount Group, Inc.	11,799	71,974
	Peakstone Realty Trust	2,125	28,071
	Piedmont Realty Trust, Inc., Class A	8,740	63,715
	Postal Realty Trust, Inc., Class A	736	10,841
	RMR Group, Inc., Class A	1,300	21,255
	SITE Centers Corp.	2,530	28,614
	Strawberry Fields REIT, Inc.	253	2,667
	Tanger, Inc.	8,372	256,016
[a]	Transcontinental Realty Investors, Inc.	69	2,940
	Universal Health Realty Income Trust	925	36,972
			2,489,314

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Utilities 5.4%
	American States Water Co.	2,622	201,002
	Avista Corp.	5,428	205,993
	California Water Service Group	3,956	179,919
	H2O America	2,185	113,554
	MGE Energy, Inc.	2,277	201,378
	Northwest Natural Holding Co.	2,691	106,886
	Northwestern Energy Group, Inc.	4,393	225,361
	Portland General Electric Co.	5,336	216,802
	Southwest Gas Holdings, Inc.	4,462	331,928
	Spire, Inc.	3,825	279,187
	TXNM Energy, Inc.	7,061	397,675
	Unitil Corp.	1,012	52,776
	York Water Co.	1,081	34,160
			2,546,621
	Total Common Stocks (Cost $43,885,060)		46,984,838
	Total Investments before Short-Term Investments (Cost $43,885,060)		46,984,838
	Short-Term Investments 2.7%
	Investments from Cash Collateral Received for Loaned Securities 2.1%
	Money Market Funds 2.1%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	1,008,045	1,008,045
	Money Market Funds 0.6%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	280,595	280,595
	Total Short-Term Investments (Cost $1,288,640)		1,288,640
	Total Investments (Cost $45,173,700) 102.2%		48,273,478
	Other Assets, less Liabilities (2.2)%		(1,059,253)
	Net Assets 100.0%		$ 47,214,225
[a]Non-income producing.
[b]A portion or all of the security is on loan at June 30, 2025.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the value of this security was $56,973, representing 0.1% of net assets.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro E-Mini Russell 2000 Index Futures	Long	18	$ 197,253	9/19/25	$ 3,565

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
Franklin U.S. Treasury Bond ETF	Country	Principal Amount*	Value
U.S. Government & Agency Securities 98.0%
U.S. Treasury Bonds,
1.75%, 8/15/41	United States	3,000,000	$ 1,992,656
3.125%, 2/15/42	United States	75,610,000	61,763,919
3.125%, 5/15/48	United States	68,500,000	51,993,106
3.875%, 5/15/43	United States	14,850,000	13,268,707
4.00%, 11/15/52	United States	37,000,000	32,370,664
4.125%, 8/15/53	United States	20,630,000	18,434,033
4.375%, 5/15/40	United States	4,750,000	4,644,053
4.625%, 2/15/55	United States	15,500,000	15,093,125
4.75%, 2/15/45	United States	7,500,000	7,462,500
5.00%, 5/15/37	United States	2,200,000	2,339,906
U.S. Treasury Inflation-Indexed Notes,
[a] 1.625%, 4/15/30	United States	15,114,600	15,228,089
[a] 1.75%, 1/15/34	United States	10,435,000	10,349,361
[a] 2.125%, 4/15/29	United States	5,185,150	5,325,888
U.S. Treasury Notes,
1.125%, 2/29/28	United States	26,303,000	24,600,497
1.25%, 4/30/28	United States	121,000,000	113,111,367
1.25%, 9/30/28	United States	8,000,000	7,403,281
1.25%, 8/15/31	United States	8,000,000	6,845,312
1.375%, 11/15/31	United States	30,630,000	26,213,776
1.875%, 2/15/32	United States	19,784,000	17,383,258
3.50%, 1/31/30	United States	26,400,000	26,097,328
3.75%, 4/30/27	United States	5,200,000	5,200,000
3.75%, 12/31/30	United States	65,000,000	64,692,774
3.75%, 8/31/31	United States	10,000,000	9,908,984
3.875%, 4/30/30	United States	8,200,000	8,233,953
4.00%, 3/31/30	United States	18,000,000	18,171,563
4.00%, 1/31/31	United States	7,500,000	7,554,785
4.125%, 10/31/27	United States	190,900,000	192,667,316
4.125%, 8/31/30	United States	8,100,000	8,218,652
4.125%, 11/15/32	United States	5,000,000	5,035,547
4.25%, 6/30/31	United States	16,000,000	16,299,375
4.25%, 5/15/35	United States	12,500,000	12,520,508
4.375%, 12/15/26	United States	14,600,000	14,711,211
4.375%, 5/15/34	United States	21,100,000	21,435,457
4.50%, 11/15/25	United States	65,000,000	65,038,364
4.625%, 2/15/35	United States	10,000,000	10,320,313
U.S. Treasury STRIPS Coupon,
[b] 4.134%, 2/15/29	United States	32,100,000	28,009,974
[b] 4.259%, 2/15/31	United States	70,200,000	56,187,146
Total U.S. Government & Agency Securities (Cost $1,004,055,430)			1,006,126,748
Total Investments before Short-Term Investments (Cost $1,004,055,430)			1,006,126,748

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
			Shares
	Short-Term Investments 1.4%
	Money Market Funds 1.4%
	United States 1.4%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	United States	14,843,165	$ 14,843,165
	Total Short-Term Investments (Cost $14,843,165)			14,843,165
	Total Investments (Cost $1,018,898,595) 99.4%			1,020,969,913
	Other Assets, less Liabilities 0.6%			5,890,053
	Net Assets 100.0%			$ 1,026,859,966
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
[b]The rate shown represents the yield at period end.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Franklin Ultra Short Bond ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 80.6%
	Aerospace & Defense 0.9%
	Boeing Co.,
	2.196%, 2/04/26	United States	480,000	$ 472,576
	3.10%, 5/01/26	United States	300,000	296,089
	Howmet Aerospace, Inc., 5.90%, 2/01/27	United States	110,000	112,925
	RTX Corp., 5.00%, 2/27/26	United States	500,000	501,538
				1,383,128
	Agriculture 0.9%
[a,b]	Cargill, Inc., 1 day USD SOFR + 0.61%, 4.972%, 2/11/28	United States	330,000	330,870
	Philip Morris International, Inc.,
	4.375%, 11/01/27	United States	200,000	200,970
	[b] 1 day USD SOFR + 0.83%, 5.185%, 4/28/28	United States	750,000	753,543
				1,285,383
	Auto Manufacturers 6.7%
	American Honda Finance Corp.,
	[b] 1 day USD SOFR + 0.60%, 4.968%, 8/14/25	United States	300,000	300,136
	[b] 1 day USD SOFR + 0.72%, 5.07%, 10/22/27	United States	925,000	925,214
	[b] 1 day USD SOFR + 0.82%, 5.208%, 3/03/28	United States	370,000	370,744
	BMW U.S. Capital LLC,
	[a,b] 1 day USD SOFR Index + 0.92%, 5.286%, 8/13/27	Germany	500,000	501,376
	[a,b] 1 day USD SOFR Index + 0.92%, 5.326%, 3/21/28	Germany	365,000	364,123
	[a] 4.65%, 3/19/27	Germany	595,000	598,615
	Daimler Truck Finance North America LLC,
	[a] 5.00%, 1/15/27	Germany	500,000	504,977
	[a,b] 1 day USD SOFR + 0.84%, 5.185%, 1/13/28	Germany	300,000	299,034
	General Motors Financial Co., Inc., 5.40%, 4/06/26	United States	800,000	803,779
	Hyundai Capital America,
	[a] 5.30%, 3/19/27	United States	740,000	748,382
	[a,b] 1 day USD SOFR + 1.04%, 5.449%, 6/24/27	United States	687,000	686,699
	[a,b] 1 day USD SOFR + 1.04%, 5.445%, 3/19/27	United States	300,000	299,690
	Mercedes-Benz Finance North America LLC,
	[a] 4.75%, 8/01/27	Germany	800,000	805,615
	[a] 4.80%, 11/13/26	Germany	550,000	553,081
	[a,b] 1 day USD SOFR + 0.78%, 5.195%, 4/01/27	Germany	225,000	224,946
	[a] 4.75%, 3/31/28	Germany	225,000	226,908
	Toyota Motor Credit Corp.,
	[b] 1 day USD SOFR + 0.77%, 5.131%, 8/07/26	United States	440,000	441,977
	[b] 1 day USD SOFR Index + 0.45%, 4.795%, 4/10/26	United States	250,000	250,301
	Volkswagen Group of America Finance LLC,
	[a,b] 1 day USD SOFR + 0.83%, 5.236%, 3/20/26	Germany	600,000	600,140
	[a] 4.90%, 8/14/26	Germany	490,000	491,071
				9,996,808
	Banks 48.0%
	ABN AMRO Bank NV,
	[a] 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	700,000	715,403
	[a] 6.575% to 10/13/25, FRN thereafter, 10/13/26	Netherlands	600,000	603,140
	[a] 4.988% to 12/03/27, FRN thereafter, 12/03/28	Netherlands	400,000	405,505
	[b] 1 day USD SOFR Index + 0.75%, 5.164%, 7/07/28	Netherlands	310,000	310,000
	Australia & New Zealand Banking Group Ltd.,
	[a,b] 1 day USD SOFR + 0.68%, 5.029%, 7/16/27	Australia	445,000	447,090
	[a,b] 1 day USD SOFR + 0.65%, 5.074%, 9/30/27	Australia	1,000,000	1,003,329
	[a,b] 1 day USD SOFR + 0.62%, 5.033%, 6/18/28	Australia	310,000	310,361
	Banco Bilbao Vizcaya Argentaria SA, 5.862% to 9/14/25, FRN thereafter, 9/14/26	Spain	1,000,000	1,002,106
	Banco Santander SA,
	6.527% to 11/07/26, FRN thereafter, 11/07/27	Spain	600,000	616,002
	5.552% to 3/14/27, FRN thereafter, 3/14/28	Spain	200,000	203,278
	[b] 1 day USD SOFR + 1.12%, 5.465%, 7/15/28	Spain	400,000	401,206

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Bank of America Corp.,
	5.08% to 1/20/26, FRN thereafter, 1/20/27	United States	750,000	752,078
	[b] Series FRN, 1 day USD SOFR + 0.83%, 5.183%, 1/24/29	United States	475,000	474,587
	[b] 1 day USD SOFR + 1.11%, 5.472%, 5/09/29	United States	400,000	402,765
[a]	Bank of Ireland Group PLC, 6.253% to 9/16/25, FRN thereafter, 9/16/26	Ireland	840,000	842,760
	Bank of Montreal,
	[b] 1 day USD SOFR Index + 0.88%, 5.274%, 9/10/27	Canada	500,000	501,590
	[b] 1 day USD SOFR + 0.86%, 5.215%, 1/27/29	Canada	850,000	845,621
	Bank of New York Mellon, 4.587% to 4/20/26, FRN thereafter, 4/20/27	United States	250,000	250,615
	Bank of New York Mellon Corp.,
	[b] 1 day USD SOFR Index + 0.83%, 5.179%, 7/21/28	United States	160,000	160,672
	[b] 1 day USD SOFR Index + 0.68%, 5.072%, 6/09/28	United States	310,000	310,425
	4.441% to 6/09/27, FRN thereafter, 6/09/28	United States	185,000	186,047
	Bank of Nova Scotia,
	4.50%, 12/16/25	Canada	200,000	199,884
	5.35%, 12/07/26	Canada	500,000	507,278
	[b] 1 day USD SOFR Index + 0.78%, 5.169%, 6/04/27	Canada	500,000	501,375
	[b] 1 day USD SOFR + 0.89%, 5.258%, 2/14/29	Canada	675,000	673,105
	Banque Federative du Credit Mutuel SA,
	[a] 5.896%, 7/13/26	France	940,000	954,459
	[a,b] 1 day USD SOFR Index + 1.07%, 5.44%, 2/16/28	France	550,000	552,792
	Barclays PLC,
	4.375%, 1/12/26	United Kingdom	503,000	502,683
	6.496% to 9/13/26, FRN thereafter, 9/13/27	United Kingdom	565,000	577,663
	5.829% to 5/09/26, FRN thereafter, 5/09/27	United Kingdom	500,000	505,172
	[b] 1 day USD SOFR + 1.49%, 5.887%, 3/12/28	United Kingdom	200,000	201,610
	BNP Paribas SA,
	[a] 3.50%, 11/16/27	France	200,000	195,690
	[a,b] 1 day USD SOFR + 1.43%, 5.842%, 5/09/29	France	740,000	747,566
	BPCE SA,
	[a] 1.652% to 10/06/25, FRN thereafter, 10/06/26	France	700,000	694,346
	[a] 5.975% to 1/18/26, FRN thereafter, 1/18/27	France	590,000	594,075
	[a] 3.50%, 10/23/27	France	350,000	342,670
	CaixaBank SA,
	[a] 6.684% to 9/13/26, FRN thereafter, 9/13/27	Spain	1,000,000	1,024,346
	[a,c] 4.634% to 7/03/28, FRN thereafter, 7/03/29	Spain	240,000	240,651
	Canadian Imperial Bank of Commerce,
	5.926%, 10/02/26	Canada	383,000	390,611
	[b] 1 day USD SOFR + 0.94%, 5.354%, 6/28/27	Canada	600,000	602,965
	[b] 1 day USD SOFR Index + 0.93%, 5.326%, 9/11/27	Canada	600,000	602,354
	[b] 1 day USD SOFR + 1.03%, 5.444%, 3/30/29	Canada	360,000	360,601
	Citibank NA, 4.876% to 11/19/26, FRN thereafter, 11/19/27	United States	445,000	447,828
	Citigroup, Inc.,
	[b] 1 day USD SOFR + 0.77%, 5.162%, 6/09/27	United States	500,000	500,527
	5.61% to 9/29/25, FRN thereafter, 9/29/26	United States	55,000	55,126
	[b] 1 day USD SOFR + 0.87%, 5.261%, 3/04/29	United States	700,000	699,191
	[b] 1 day USD SOFR + 1.14%, 5.505%, 5/07/28	United States	225,000	226,169
	Commonwealth Bank of Australia,
	[a] 4.50%, 12/09/25	Australia	500,000	499,103
	[a,b] 1 day USD SOFR + 0.46%, 4.847%, 11/27/26	Australia	500,000	500,863
	[a,b] 1 day USD SOFR + 0.64%, 5.048%, 3/14/28	Australia	825,000	827,913
	Cooperatieve Rabobank UA,
	[a] 3.649% to 4/06/27, FRN thereafter, 4/06/28	Netherlands	250,000	246,850
	4.375%, 8/04/25	Netherlands	800,000	799,629
	4.883%, 1/21/28	Netherlands	795,000	812,070
	[b] 1 day USD SOFR + 0.59%, 4.971%, 5/27/27	Netherlands	250,000	250,532
	Credit Agricole SA,
	[a] 5.589%, 7/05/26	France	500,000	506,081
	[a,b] 1 day USD SOFR + 0.87%, 5.266%, 3/11/27	France	356,000	356,688
	[a,b] 1 day USD SOFR + 1.21%, 5.606%, 9/11/28	France	500,000	503,039
	Danske Bank AS,
	[a] 4.298% to 4/01/27, FRN thereafter, 4/01/28	Denmark	400,000	398,699
	[a] 6.259% to 9/22/25, FRN thereafter, 9/22/26	Denmark	400,000	401,250

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Deutsche Bank AG,
	2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	500,000	494,984
	6.119% to 7/14/25, FRN thereafter, 7/14/26	Germany	600,000	600,258
	7.146% to 7/13/26, FRN thereafter, 7/13/27	Germany	643,000	659,369
[a]	DNB Bank ASA, 5.896% to 10/09/25, FRN thereafter, 10/09/26	Norway	945,000	948,539
	Fifth Third Bank NA,
	4.967% to 1/28/27, FRN thereafter, 1/28/28	United States	250,000	251,907
	[b] 1 day USD SOFR + 0.81%, 5.165%, 1/28/28	United States	250,000	250,004
	Goldman Sachs Bank USA,
	[b] 1 day USD SOFR + 0.77%, 5.175%, 3/18/27	United States	600,000	601,602
	[b] 1 day USD SOFR + 0.75%, 5.125%, 5/21/27	United States	500,000	501,544
	Goldman Sachs Group, Inc.,
	5.798% to 8/10/25, FRN thereafter, 8/10/26	United States	400,000	400,566
	[b] 1 day USD SOFR + 1.29%, 5.642%, 4/23/28	United States	225,000	226,444
[b]	Huntington National Bank, 1 day USD SOFR + 0.72%, 5.065%, 4/12/28	United States	765,000	764,688
	ING Groep NV,
	[b] 1 day USD SOFR Index + 1.56%, 5.956%, 9/11/27	Netherlands	1,000,000	1,012,497
	[b] 1 day USD SOFR Index + 1.01%, 5.422%, 3/25/29	Netherlands	575,000	575,597
[a]	Intesa Sanpaolo SpA, 7.00%, 11/21/25	Italy	505,000	509,022
	JPMorgan Chase & Co.,
	[b] 1 day USD SOFR + 0.89%, 5.235%, 4/22/27	United States	250,000	250,737
	4.505% to 10/22/27, FRN thereafter, 10/22/28	United States	745,000	747,372
	[b] 1 day USD SOFR + 0.86%, 5.21%, 10/22/28	United States	560,000	561,939
	[b] 1 day USD SOFR + 0.92%, 5.27%, 4/22/28	United States	500,000	501,535
	KeyBank NA, 4.15%, 8/08/25	United States	430,000	429,691
	KeyCorp, 4.15%, 10/29/25	United States	205,000	204,555
	Lloyds Banking Group PLC,
	4.716% to 8/11/25, FRN thereafter, 8/11/26	United Kingdom	445,000	444,828
	5.087% to 11/26/27, FRN thereafter, 11/26/28	United Kingdom	200,000	202,685
	[b] 1 day USD SOFR Index + 1.56%, 5.92%, 8/07/27	United Kingdom	1,000,000	1,007,927
	[b] 1 day USD SOFR + 1.06%, 5.454%, 6/13/29	United Kingdom	200,000	200,140
	4.818% to 6/13/28, FRN thereafter, 6/13/29	United Kingdom	200,000	201,840
[a,b]	Macquarie Bank Ltd., 1 day USD SOFR + 0.74%, 5.146%, 6/12/28	Australia	490,000	490,891
[a]	Macquarie Group Ltd., 5.108% to 8/09/25, FRN thereafter, 8/09/26	Australia	1,000,000	1,000,382
	Mitsubishi UFJ Financial Group, Inc., 5.017% to 7/20/27, FRN thereafter, 7/20/28	Japan	650,000	658,556
[a]	Mizuho Financial Group, Inc., 4.353%, 10/20/25	Japan	280,000	279,500
	Morgan Stanley,
	4.00%, 7/23/25	United States	100,000	99,907
	6.138% to 10/16/25, FRN thereafter, 10/16/26	United States	200,000	200,872
	[b] 1 day USD SOFR + 1.02%, 5.367%, 4/13/28	United States	680,000	684,054
	[b] 1 day USD SOFR + 1.38%, 5.726%, 4/12/29	United States	730,000	738,997
[b]	Morgan Stanley Bank NA, 1 day USD SOFR + 0.90%, 5.245%, 1/12/29	United States	250,000	250,580
	National Australia Bank Ltd.,
	[a,b] 1 day USD SOFR + 0.62%, 5.024%, 6/11/27	Australia	250,000	250,929
	[a,b] 1 day USD SOFR + 0.60%, 4.958%, 10/26/27	Australia	250,000	250,856
	[a,b] 1 day USD SOFR + 0.65%, 5.057%, 6/13/28	Australia	370,000	370,685
	National Bank of Canada,
	5.60% to 7/02/26, FRN thereafter, 7/02/27	Canada	650,000	657,279
	4.702% to 3/05/26, FRN thereafter, 3/05/27	Canada	280,000	280,089
	NatWest Group PLC,
	7.472% to 11/10/25, FRN thereafter, 11/10/26	United Kingdom	600,000	605,970
	5.847% to 3/02/26, FRN thereafter, 3/02/27	United Kingdom	740,000	746,614
	5.583% to 3/01/27, FRN thereafter, 3/01/28	United Kingdom	450,000	458,221
	[b] 1 day USD SOFR + 1.10%, 5.473%, 5/23/29	United Kingdom	200,000	200,151
[a,b]	Nordea Bank Abp, 1 day USD SOFR + 0.70%, 5.102%, 3/17/28	Finland	605,000	606,182
	PNC Bank NA, 4.775% to 1/15/26, FRN thereafter, 1/15/27	United States	250,000	250,434
	PNC Financial Services Group, Inc., 4.758% to 1/26/26, FRN thereafter, 1/26/27	United States	930,000	931,461
	Royal Bank of Canada,
	[b] 1 day USD SOFR Index + 1.08%, 5.429%, 7/20/26	Canada	500,000	504,514
	[b] 1 day USD SOFR Index + 0.72%, 5.068%, 10/18/27	Canada	600,000	600,766
	[b] 1 day USD SOFR Index + 0.83%, 5.183%, 1/24/29	Canada	600,000	599,216
	[b] 1 day USD SOFR Index + 0.79%, 5.142%, 7/23/27	Canada	300,000	301,017

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Santander U.K. Group Holdings PLC, 6.833% to 11/21/25, FRN thereafter, 11/21/26	United Kingdom	600,000	604,956
	Skandinaviska Enskilda Banken AB,
	[a,b] 1 day USD SOFR + 0.89%, 5.28%, 3/05/27	Sweden	400,000	402,712
	[a,b] 1 day USD SOFR + 0.75%, 5.137%, 6/02/28	Sweden	495,000	496,027
	Societe Generale SA,
	[a] 4.00%, 1/12/27	France	200,000	198,295
	[a] 5.25%, 2/19/27	France	200,000	202,076
	State Street Corp.,
	[b] 1 day USD SOFR + 0.85%, 5.205%, 8/03/26	United States	395,000	397,615
	[b] 1 day USD SOFR + 0.64%, 4.99%, 10/22/27	United States	834,000	833,160
	[b] 1 day USD SOFR + 0.95%, 5.303%, 4/24/28	United States	135,000	135,664
	Sumitomo Mitsui Financial Group, Inc.,
	5.52%, 1/13/28	Japan	935,000	963,082
	[b] 1 day USD SOFR + 1.30%, 5.646%, 7/13/26	Japan	500,000	504,924
[a,b]	Sumitomo Mitsui Trust Bank Ltd., 1 day USD SOFR + 0.98%, 5.377%, 9/10/27	Japan	685,000	691,610
	Svenska Handelsbanken AB,
	[a,b] 1 day USD SOFR + 0.66%, 5.042%, 5/28/27	Sweden	505,000	506,354
	[a,b] 1 day USD SOFR + 0.74%, 5.117%, 5/23/28	Sweden	435,000	436,474
[a]	Swedbank AB, 6.136%, 9/12/26	Sweden	280,000	286,081
	Toronto-Dominion Bank,
	[b] 1 day USD SOFR + 0.48%, 4.867%, 8/29/25	Canada	250,000	250,145
	[b] 1 day USD SOFR + 0.62%, 5.022%, 12/17/26	Canada	1,000,000	1,001,640
	[b] 1 day USD SOFR + 0.82%, 5.179%, 1/31/28	Canada	670,000	671,234
	Truist Bank, 4.671% to 5/20/26, FRN thereafter, 5/20/27	United States	620,000	621,017
	Truist Financial Corp.,
	5.90% to 10/28/25, FRN thereafter, 10/28/26	United States	500,000	502,092
	4.26% to 7/28/25, FRN thereafter, 7/28/26	United States	500,000	499,807
	6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	615,000	623,384
	U.S. Bancorp, 5.727% to 10/21/25, FRN thereafter, 10/21/26	United States	845,000	847,883
	U.S. Bank NA,
	4.507% to 10/22/26, FRN thereafter, 10/22/27	United States	500,000	500,652
	4.73% to 5/14/27, FRN thereafter, 5/15/28	United States	260,000	261,393
	[b] 1 day USD SOFR + 0.91%, 5.279%, 5/15/28	United States	325,000	325,979
	UBS AG, 4.864% to 1/10/27, FRN thereafter, 1/10/28	Switzerland	500,000	504,236
	UBS Group AG,
	[a] 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	250,000	246,197
	[a] 4.282%, 1/09/28	Switzerland	312,000	310,686
	[a] 6.442% to 8/11/27, FRN thereafter, 8/11/28	Switzerland	360,000	374,129
	[a] 6.327% to 12/22/26, FRN thereafter, 12/22/27	Switzerland	200,000	205,403
	Wells Fargo & Co.,
	3.196% to 6/17/26, FRN thereafter, 6/17/27	United States	250,000	247,056
	4.54% to 8/15/25, FRN thereafter, 8/15/26	United States	225,000	224,957
	5.707% to 4/22/27, FRN thereafter, 4/22/28	United States	300,000	306,616
	[b] 1 day USD SOFR + 0.78%, 5.133%, 1/24/28	United States	530,000	530,489
	[b] 1 day USD SOFR + 1.37%, 5.722%, 4/23/29	United States	630,000	638,190
	Westpac Banking Corp.,
	[b] 1 day USD SOFR + 0.46%, 4.811%, 10/20/26	Australia	1,000,000	1,001,961
	[b] 1 day USD SOFR + 0.72%, 5.096%, 11/17/25	Australia	445,000	445,579
				72,116,182
	Beverages 0.1%
	PepsiCo, Inc., 4.40%, 2/07/27	United States	125,000	125,910
	Biotechnology 0.1%
	Illumina, Inc., 4.65%, 9/09/26	United States	200,000	200,290
	Chemicals 0.4%
	Sherwin-Williams Co., 4.25%, 8/08/25	United States	603,000	602,587
	Commercial Services & Supplies 0.2%
[b]	PayPal Holdings, Inc., 1 day USD SOFR + 0.67%, 5.061%, 3/06/28	United States	230,000	230,211
	Construction Materials 0.1%
	Owens Corning, 5.50%, 6/15/27	United States	100,000	102,189

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Diversified REITs 0.1%
	Essex Portfolio LP, 3.375%, 4/15/26	United States	80,000	79,222
	Electric 1.9%
	Dominion Energy, Inc.,
	3.90%, 10/01/25	United States	500,000	499,128
	4.60%, 5/15/28	United States	160,000	161,099
	Duke Energy Corp., 0.90%, 9/15/25	United States	387,000	383,876
	NextEra Energy Capital Holdings, Inc.,
	3.55%, 5/01/27	United States	100,000	98,656
	5.749%, 9/01/25	United States	600,000	600,905
	4.85%, 2/04/28	United States	65,000	65,924
	[b] 1 day USD SOFR Index + 0.80%, 5.159%, 2/04/28	United States	560,000	562,938
[b]	Pacific Gas & Electric Co., 1 day USD SOFR Index + 0.95%, 5.339%, 9/04/25	United States	250,000	250,006
	WEC Energy Group, Inc., 5.60%, 9/12/26	United States	220,000	222,958
				2,845,490
	Electric Utilities 0.1%
[b]	Georgia Power Co., 1 day USD SOFR Index + 0.28%, 4.679%, 9/15/26	United States	140,000	139,832
	Electronics 0.3%
	Amphenol Corp., 4.375%, 6/12/28	United States	435,000	438,096
	Financial Services 5.1%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	1.75%, 1/30/26	Ireland	450,000	442,197
	2.45%, 10/29/26	Ireland	500,000	487,287
	4.875%, 4/01/28	Ireland	445,000	449,598
	Air Lease Corp.,
	2.875%, 1/15/26	United States	605,000	598,916
	5.30%, 6/25/26	United States	500,000	503,424
	American Express Co.,
	3.95%, 8/01/25	United States	100,000	100,000
	[b] 1 day USD SOFR Index + 1.00%, 5.37%, 2/16/28	United States	1,000,000	1,005,101
	[b] 1 day USD SOFR + 1.26%, 5.614%, 4/25/29	United States	795,000	802,551
	Capital One Financial Corp.,
	4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	250,000	249,992
	3.75%, 3/09/27	United States	855,000	848,122
	4.20%, 10/29/25	United States	475,000	474,360
[b]	Charles Schwab Corp., 1 day USD SOFR Index + 0.52%, 4.886%, 5/13/26	United States	100,000	100,031
	Jefferies Financial Group, Inc.,
	5.00%, 2/10/26	United States	915,000	915,107
	5.03%, 3/16/26	United States	450,000	450,851
[a,b]	Mizuho Markets Cayman LP, 1 day USD SOFR + 0.50%, 4.914%, 5/01/26	Japan	270,000	270,324
				7,697,861
	Food 0.8%
	Campbell’s Co., 5.30%, 3/20/26	United States	400,000	401,961
[a]	Mars, Inc., 4.45%, 3/01/27	United States	425,000	426,656
	Mondelez International, Inc., 4.25%, 5/06/28	United States	355,000	355,634
				1,184,251
	Forest Products & Paper 0.1%
[a]	Georgia-Pacific LLC, 4.40%, 6/30/28	United States	110,000	110,580
	Gas 0.3%
	NiSource, Inc., 0.95%, 8/15/25	United States	500,000	497,702
	Healthcare-Products 0.5%
	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	United States	795,000	796,732
	Home Builders 0.4%
	Lennar Corp., 5.25%, 6/01/26	United States	625,000	626,338
	Insurance 3.9%
[a]	AEGON Funding Co. LLC, 5.50%, 4/16/27	Netherlands	500,000	506,277
	Arthur J Gallagher & Co., 4.60%, 12/15/27	United States	665,000	670,244

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Athene Global Funding,
	[a] 5.349%, 7/09/27	United States	420,000	426,666
	[a] 4.86%, 8/27/26	United States	500,000	502,257
	[a] 4.95%, 1/07/27	United States	561,000	564,927
	[a,b] 1 day USD SOFR Index + 0.95%, 5.341%, 3/06/28	United States	400,000	399,959
	Brown & Brown, Inc., 4.60%, 12/23/26	United States	185,000	185,931
[a,b]	Corebridge Global Funding, 1 day USD SOFR + 1.30%, 5.712%, 9/25/26	United States	500,000	503,494
[a]	Equitable Financial Life Global Funding, 1.40%, 7/07/25	United States	100,000	99,946
[b]	Marsh & McLennan Cos., Inc., 1 day USD SOFR Index + 0.70%, 5.061%, 11/08/27	United States	100,000	100,265
[a,b]	MassMutual Global Funding II, 1 day USD SOFR + 0.74%, 5.085%, 4/09/27	United States	100,000	100,488
	Metropolitan Life Global Funding I,
	[a] 4.05%, 8/25/25	United States	300,000	299,740
	[a,b] 1 day USD SOFR Index + 0.70%, 5.096%, 6/11/27	United States	280,000	280,358
[a,b]	New York Life Global Funding, 1 day USD SOFR + 0.88%, 5.234%, 4/25/28	United States	625,000	630,693
	Protective Life Global Funding,
	[a,b] 1 day USD SOFR + 0.70%, 5.045%, 4/10/26	United States	300,000	300,822
	[a] 4.335%, 9/13/27	United States	210,000	210,091
				5,782,158
	Internet 0.1%
	Meta Platforms, Inc., 3.50%, 8/15/27	United States	68,000	67,363
	Netflix, Inc., 5.875%, 11/15/28	United States	150,000	158,159
				225,522
	IT Services 0.4%
	Hewlett Packard Enterprise Co., 4.90%, 10/15/25	United States	615,000	615,031
	Lodging 0.6%
	Hyatt Hotels Corp.,
	4.85%, 3/15/26	United States	298,000	298,136
	5.75%, 1/30/27	United States	550,000	561,534
				859,670
	Machinery-Construction & Mining 0.4%
[b]	Caterpillar Financial Services Corp., 1 day USD SOFR + 0.56%, 4.929%, 11/15/27	United States	600,000	600,211
	Machinery-Diversified 0.9%
	John Deere Capital Corp.,
	4.90%, 6/11/27	United States	500,000	508,476
	[b] 1 day USD SOFR + 0.50%, 4.891%, 3/06/28	United States	820,000	819,298
				1,327,774
	Mining 0.5%
	Glencore Funding LLC,
	[a] 1.625%, 9/01/25	Australia	235,000	233,795
	[a,b] 1 day USD SOFR Index + 0.75%, 5.165%, 10/01/26	Australia	405,000	405,035
[b]	Rio Tinto Finance USA PLC, 1 day USD SOFR Index + 0.84%, 5.239%, 3/14/28	Australia	140,000	140,808
				779,638
	Miscellaneous Manufacturing 0.1%
[a,b]	Siemens Funding BV, 1 day USD SOFR + 0.64%, 5.02%, 5/26/28	Germany	200,000	200,433
	Oil & Gas 0.5%
[b]	Chevron USA, Inc., 1 day USD SOFR Index + 0.47%, 4.849%, 2/26/28	United States	185,000	185,862
	Devon Energy Corp., 5.85%, 12/15/25	United States	600,000	601,637
				787,499
	Personal Care Products 0.1%
	Kenvue, Inc., 5.35%, 3/22/26	United States	200,000	201,246

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Pharmaceuticals 0.6%
	CVS Health Corp.,
	3.875%, 7/20/25	United States	370,000	369,722
	5.00%, 2/20/26	United States	500,000	500,725
				870,447
	Pipelines 0.8%
	Energy Transfer LP, 4.75%, 1/15/26	United States	250,000	250,036
	ONEOK, Inc., 5.55%, 11/01/26	United States	300,000	304,209
	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	United States	700,000	699,878
				1,254,123
	Real Estate Investment Trusts (REITs) 1.5%
	Boston Properties LP, 3.65%, 2/01/26	United States	570,000	566,392
	Camden Property Trust, 5.85%, 11/03/26	United States	500,000	510,183
[b]	Public Storage Operating Co., 1 day USD SOFR Index + 0.70%, 5.047%, 4/16/27	United States	500,000	501,930
	Realty Income Corp.,
	0.75%, 3/15/26	United States	250,000	243,540
	4.875%, 6/01/26	United States	495,000	496,362
				2,318,407
	Real Estate Management & Development 0.2%
	American Tower Corp., 3.375%, 10/15/26	United States	350,000	345,653
	Retail 0.6%
	Starbucks Corp., 4.75%, 2/15/26	United States	300,000	300,245
	Target Corp., 4.35%, 6/15/28	United States	257,000	258,605
[b]	Walmart, Inc., 1 day USD SOFR Index + 0.43%, 4.785%, 4/28/27	United States	300,000	301,013
				859,863
	Savings & Loans 0.9%
	Nationwide Building Society,
	[a] 6.557% to 10/18/26, FRN thereafter, 10/18/27	United Kingdom	535,000	548,641
	[a,b] 1 day USD SOFR + 1.29%, 5.66%, 2/16/28	United Kingdom	845,000	849,974
				1,398,615
	Semiconductors 0.5%
	Broadcom, Inc.,
	5.05%, 7/12/27	United States	440,000	446,461
	4.80%, 4/15/28	United States	335,000	339,923
				786,384
	Software 0.5%
	Oracle Corp.,
	1.65%, 3/25/26	United States	235,000	230,232
	[b] 1 day USD SOFR + 0.76%, 5.12%, 8/03/28	United States	485,000	487,310
	Synopsys, Inc., 4.55%, 4/01/27	United States	65,000	65,354
				782,896
	Telecommunications 0.3%
	Rogers Communications, Inc., 3.625%, 12/15/25	Canada	300,000	298,694
	Sprint LLC, 7.625%, 3/01/26	United States	90,000	90,871
				389,565
	Trucking & Leasing 0.2%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	150,000	142,948
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25	United States	100,000	99,978
				242,926
	Total Corporate Bonds & Notes (Cost $120,760,522)			121,086,853
	Total Investments before Short-Term Investments (Cost $120,760,522)			121,086,853

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Short-Term Investments 18.9%
	Commercial Paper 18.5%
[a]	AES Corp., 4.816%, 7/01/25	United States	263,000	262,965
[a]	Agree LP, 4.634%, 7/01/25	United States	792,000	791,895
[a]	Air Lease Corp., 5.03%, 7/07/25	United States	250,000	249,772
[a]	Alexandria Real Estate Equities, Inc., 4.727%, 7/11/25	United States	501,000	500,302
[a]	Alexandria Real Estate Equities, Inc., 4.727%, 7/18/25	United States	416,000	415,051
[a]	Alimentation Couche-Tard, Inc., 4.708%, 7/09/25	Canada	485,000	484,435
[a]	Alimentation Couche-Tard, Inc., 4.654%, 7/18/25	Canada	433,000	431,985
[a]	Alimentation Couche-Tard, Inc., 4.705%, 7/29/25	Canada	308,000	306,837
[a]	AvalonBay Communities, Inc., 4.652%, 7/08/25	United States	250,000	249,745
[a]	AvalonBay Communities, Inc., 4.701%, 7/10/25	United States	485,000	484,381
[a]	Aviation Capital Group LLC, 4.695%, 7/01/25	United States	717,000	716,910
[a]	Bell Telephone Co. of Canada or Bell Canada, 4.623%, 7/02/25	Canada	327,000	326,919
[a]	Bell Telephone Co. of Canada or Bell Canada, 4.658%, 7/02/25	Canada	562,000	561,861
[a]	Bell Telephone Co. of Canada or Bell Canada, 4.67%, 7/03/25	Canada	377,000	376,861
[a]	Boston Properties LP, 4.814%, 7/07/25	United States	400,000	399,637
[a]	Boston Properties LP, 4.752%, 7/02/25	United States	500,000	499,872
[a]	Broadcom, Inc., 4.745%, 7/22/25	United States	300,000	299,148
[a]	Broadcom, Inc., 4.661%, 7/24/25	United States	250,000	249,226
[a]	Charles Schwab Corp., 4.67%, 11/14/25	United States	365,000	358,991
[a]	Conagra Brands, Inc., 4.715%, 7/01/25	United States	680,000	679,912
[a]	CRH America Finance, Inc., 4.703%, 7/14/25	United States	465,000	464,168
[a]	Crown Castle, Inc., 5.013%, 7/01/25	United States	265,000	264,964
[a]	CVS Health Corp., 4.867%, 7/01/25	United States	478,000	477,936
[a]	CVS Health Corp., 4.96%, 7/08/25	United States	269,000	268,710
[a]	Duke Energy Corp., 4.637%, 7/01/25	United States	465,000	464,942
[a]	Duke Energy Corp., 4.669%, 7/22/25	United States	482,000	480,654
[a]	Enbridge U.S., Inc., 4.645%, 7/14/25	United States	400,000	399,285
[a]	Energy Transfer LP, 4.614%, 7/01/25	United States	491,000	490,938
[a]	Essex Portfolio LP, 4.685%, 7/01/25	United States	250,000	249,968
[a]	Essex Portfolio LP, 4.673%, 7/02/25	United States	250,000	249,937
[a]	Essex Portfolio LP, 4.735%, 7/07/25	United States	250,000	249,777
[a]	Essex Portfolio LP, 4.642%, 7/08/25	United States	250,000	249,746
[a]	Fidelity National Information Services, Inc., 4.697%, 7/17/25	United States	576,000	574,745
[a]	Fidelity National Information Services, Inc., 4.699%, 7/18/25	United States	601,000	599,612
[a]	FMC Corp., 5.172%, 7/01/25	United States	455,000	454,935
[a]	General Motors Financial Co., Inc., 4.791%, 8/06/25	United States	500,000	497,605
[a]	Intercontinental Exchange, Inc., 4.68%, 7/09/25	United States	250,000	249,713
	Intesa Sanpaolo Funding LLC, 4.845%, 8/18/25	Italy	500,000	496,758
[a]	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 4.999%, 7/01/25	United States	327,000	326,956
[a]	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.044%, 7/03/25	United States	364,000	363,851
[a]	Marriott International, Inc., 4.701%, 7/21/25	United States	408,000	406,876
[a]	Marriott International, Inc., 4.683%, 8/05/25	United States	350,000	348,392
[a]	Marriott International, Inc., 4.663%, 8/15/25	United States	280,000	278,357
[a]	Mid-America Apartments LP, 4.697%, 7/02/25	United States	260,000	259,934
[a]	Mid-America Apartments LP, 4.656%, 7/03/25	United States	259,000	258,901
[a]	Mid-America Apartments LP, 4.697%, 7/08/25	United States	250,000	249,745
[a]	Mid-America Apartments LP, 4.697%, 7/11/25	United States	415,000	414,417
[a]	National Grid North America, Inc., 4.874%, 7/29/25	United States	250,000	249,074
[a]	ONEOK, Inc., 4.676%, 7/07/25	United States	259,000	258,766
[a]	ONEOK, Inc., 4.651%, 7/10/25	United States	360,000	359,532
[a]	ONEOK, Inc., 4.678%, 7/11/25	United States	325,000	324,534
[a]	O’Reilly Automotive, Inc., 4.71%, 7/07/25	United States	260,000	259,766
[a]	O’Reilly Automotive, Inc., 4.711%, 7/07/25	United States	257,000	256,769
[a]	Owens Corning, 4.63%, 7/09/25	United States	295,000	294,661
	Penske Truck Leasing Co. LP, 4.694%, 7/11/25	United States	300,000	299,569
	Penske Truck Leasing Co. LP, 4.695%, 7/11/25	United States	500,000	499,282
	Penske Truck Leasing Co. LP, 4.712%, 7/09/25	United States	349,000	348,592
	Penske Truck Leasing Co. LP, 4.681%, 7/14/25	United States	353,000	352,352
[a]	Plains All American Pipeline LP, 4.648%, 7/02/25	United States	250,000	249,937
[a]	Plains All American Pipeline LP, 4.648%, 7/07/25	United States	336,000	335,701
[a]	Protective Life Corp., 4.667%, 7/01/25	United States	325,000	324,958

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	RTX Corp., 4.719%, 7/15/25	United States	434,000	433,161
[a]	RTX Corp., 4.714%, 7/18/25	United States	327,000	326,240
[a]	Sherwin-Williams Co., 4.704%, 7/28/25	United States	250,000	249,139
[a]	Sherwin-Williams Co., 4.706%, 7/28/25	United States	370,000	368,726
[a]	Sherwin-Williams Co., 4.643%, 7/23/25	United States	250,000	249,292
[a]	Targa Resources Corp., 4.594%, 7/01/25	United States	898,000	897,879
[a]	UDR, Inc., 4.691%, 7/11/25	United States	360,000	359,495
[a]	UDR, Inc., 4.681%, 7/23/25	United States	725,000	722,861
[a]	Vulcan Materials Co., 4.712%, 7/10/25	United States	481,000	480,385
[a]	Vulcan Materials Co., 4.645%, 7/15/25	United States	250,000	249,520
[a]	Vulcan Materials Co., 4.676%, 7/15/25	United States	322,000	321,381
	Total Commercial Paper (Cost $27,813,490)			27,810,099

			Shares
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	United States	2,021	2,021
	Certificate of Deposit 0.4%
	Intesa Sanpaolo SpA, 5.05%, 1/13/26	Italy	500,000	500,683
	Total Short-Term Investments (Cost $28,315,511)			28,312,803
	Total Investments (Cost $149,076,033) 99.5%			149,399,656
	Other Assets, less Liabilities 0.5%			734,710
	Net Assets 100.0%			$ 150,134,366
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $63,997,906, representing 42.6% of net assets.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]Security purchased on a when-issued basis.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note
SOFR	–	Secured Overnight Financing Rate
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, June 30, 2025 (unaudited)
	Western Asset Bond ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 37.8%
	Aerospace & Defense 1.1%
	Boeing Co.,
	3.25%, 2/01/35	United States	10,000	$ 8,428
	2.70%, 2/01/27	United States	20,000	19,446
	5.15%, 5/01/30	United States	10,000	10,186
[a]	Bombardier, Inc., 6.75%, 6/15/33	Canada	10,000	10,375
	General Dynamics Corp., 4.25%, 4/01/40	United States	10,000	8,989
	L3Harris Technologies, Inc., 4.854%, 4/27/35	United States	10,000	9,791
	Lockheed Martin Corp.,
	4.50%, 5/15/36	United States	10,000	9,629
	4.15%, 6/15/53	United States	30,000	23,830
	Northrop Grumman Corp.,
	5.25%, 5/01/50	United States	10,000	9,393
	3.25%, 1/15/28	United States	20,000	19,547
	RTX Corp.,
	4.50%, 6/01/42	United States	20,000	17,716
	2.25%, 7/01/30	United States	20,000	18,084
	3.95%, 8/16/25	United States	10,000	9,988
	6.00%, 3/15/31	United States	10,000	10,749
				186,151
	Agriculture 0.7%
	Altria Group, Inc.,
	3.875%, 9/16/46	United States	10,000	7,402
	5.80%, 2/14/39	United States	20,000	20,277
	6.875%, 11/01/33	United States	30,000	33,521
	BAT Capital Corp.,
	3.557%, 8/15/27	United Kingdom	10,000	9,843
	4.54%, 8/15/47	United Kingdom	30,000	24,255
	Philip Morris International, Inc., 2.10%, 5/01/30	United States	20,000	18,026
				113,324
	Airlines 0.8%
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	60,000	62,950
	Delta Air Lines, Inc., 7.375%, 1/15/26	United States	40,000	40,587
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	4,445	4,435
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	12,000	12,023
[a]	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 3/12/30	United States	25,225	18,099
				138,094
	Apparel 0.1%
	NIKE, Inc.,
	2.85%, 3/27/30	United States	10,000	9,425
	2.75%, 3/27/27	United States	10,000	9,788
				19,213
	Auto Manufacturers 0.3%
	Ford Motor Co., 3.25%, 2/12/32	United States	10,000	8,435
	General Motors Co.,
	6.125%, 10/01/25	United States	12,000	12,022
	6.25%, 10/02/43	United States	10,000	9,817
[a]	PM General Purchaser LLC, 9.50%, 10/01/28	United States	30,000	20,833
				51,107

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Banks 7.2%
Bank of America Corp.,
4.083% to 3/20/50, FRN thereafter, 3/20/51	United States	40,000	31,792
3.97% to 3/05/28, FRN thereafter, 3/05/29	United States	70,000	69,235
5.00%, 1/21/44	United States	10,000	9,456
4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	80,000	78,748
Bank of Nova Scotia, 4.588% to 2/04/32, FRN thereafter, 5/04/37	Canada	10,000	9,469
Citigroup, Inc.,
4.30%, 11/20/26	United States	30,000	29,966
3.98% to 3/20/29, FRN thereafter, 3/20/30	United States	30,000	29,411
4.412% to 3/31/30, FRN thereafter, 3/31/31	United States	80,000	79,169
4.45%, 9/29/27	United States	30,000	30,035
4.75%, 5/18/46	United States	10,000	8,543
Goldman Sachs Group, Inc.,
2.615% to 4/22/31, FRN thereafter, 4/22/32	United States	20,000	17,782
5.15%, 5/22/45	United States	20,000	17,982
1.093% to 12/09/25, FRN thereafter, 12/09/26	United States	30,000	29,537
6.75%, 10/01/37	United States	10,000	10,986
4.75%, 10/21/45	United States	20,000	17,797
3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	20,000	19,724
2.60%, 2/07/30	United States	20,000	18,488
4.25%, 10/21/25	United States	10,000	9,988
HSBC Holdings PLC, 4.762% to 3/29/32, FRN thereafter, 3/29/33	United Kingdom	200,000	195,899
JPMorgan Chase & Co.,
3.109% to 4/22/40, FRN thereafter, 4/22/41	United States	20,000	15,339
3.109% to 4/22/50, FRN thereafter, 4/22/51	United States	10,000	6,735
3.509% to 1/23/28, FRN thereafter, 1/23/29	United States	50,000	48,984
2.545% to 11/08/31, FRN thereafter, 11/08/32	United States	50,000	44,031
5.294% to 7/22/34, FRN thereafter, 7/22/35	United States	10,000	10,180
Morgan Stanley,
2.511% to 10/20/31, FRN thereafter, 10/20/32	United States	30,000	26,279
5.32% to 7/19/34, FRN thereafter, 7/19/35	United States	40,000	40,504
PNC Financial Services Group, Inc., 5.582% to 6/12/28, FRN thereafter, 6/12/29	United States	10,000	10,358
Royal Bank of Canada,
3.875%, 5/04/32	Canada	10,000	9,568
5.15%, 2/01/34	Canada	10,000	10,248
Toronto-Dominion Bank, 4.456%, 6/08/32	Canada	10,000	9,820
Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	20,000	20,273
U.S. Bancorp,
5.775% to 6/12/28, FRN thereafter, 6/12/29	United States	10,000	10,386
5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	10,000	10,508
Wells Fargo & Co.,
5.013% to 4/04/50, FRN thereafter, 4/04/51	United States	70,000	63,787
4.478% to 4/04/30, FRN thereafter, 4/04/31	United States	20,000	19,910
2.393% to 6/02/27, FRN thereafter, 6/02/28	United States	30,000	28,915
3.584% to 5/22/27, FRN thereafter, 5/22/28	United States	50,000	49,250
4.75%, 12/07/46	United States	20,000	17,156
3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	10,000	9,135
			1,175,373
Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	Belgium	35,000	32,108
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/01/30	Belgium	10,000	9,651
Constellation Brands, Inc., 4.35%, 5/09/27	United States	10,000	10,007
			51,766
Biotechnology 0.1%
Amgen, Inc., 4.663%, 6/15/51	United States	10,000	8,569
Gilead Sciences, Inc., 4.75%, 3/01/46	United States	10,000	8,960
			17,529

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Chemicals 1.1%
[b]	OCP SA, 3.75%, 6/23/31	Morocco	200,000	179,589
	Commercial Services & Supplies 0.3%
[a]	EquipmentShare.com, Inc., 8.00%, 3/15/33	United States	10,000	10,485
	PayPal Holdings, Inc., 5.15%, 6/01/34	United States	10,000	10,161
	United Rentals North America, Inc.,
	3.875%, 2/15/31	United States	10,000	9,410
	[a] 6.125%, 3/15/34	United States	20,000	20,626
				50,682
	Construction Materials 0.3%
[a]	Amrize Finance U.S. LLC, 4.95%, 4/07/30	United States	10,000	10,139
[a]	Builders FirstSource, Inc., 6.75%, 5/15/35	United States	10,000	10,309
[a]	Quikrete Holdings, Inc., 6.375%, 3/01/32	United States	20,000	20,579
				41,027
	Electric 0.7%
	Consolidated Edison Co. of New York, Inc.,
	Series 20B, 3.95%, 4/01/50	United States	10,000	7,806
	Series 20A, 3.35%, 4/01/30	United States	10,000	9,616
	Exelon Corp., 5.625%, 6/15/35	United States	10,000	10,291
	FirstEnergy Corp.,
	Series B, 3.90%, 7/15/27	United States	10,000	9,891
	Series C, 4.85%, 7/15/47	United States	10,000	8,510
	Florida Power & Light Co., 5.70%, 3/15/55	United States	10,000	10,128
	Oglethorpe Power Corp., 5.90%, 2/01/55	United States	10,000	9,837
[a]	Oncor Electric Delivery Co. LLC, 5.35%, 4/01/35	United States	10,000	10,192
	Pacific Gas & Electric Co.,
	3.50%, 8/01/50	United States	10,000	6,420
	2.50%, 2/01/31	United States	10,000	8,686
	2.10%, 8/01/27	United States	10,000	9,474
	Progress Energy, Inc., 6.00%, 12/01/39	United States	10,000	10,425
				111,276
	Electric Utilities 0.1%
	Georgia Power Co., 5.20%, 3/15/35	United States	10,000	10,145
	Electronic Equipment, Instruments & Components 0.1%
	Honeywell International, Inc., 5.00%, 3/01/35	United States	10,000	10,069
	Energy Equipment & Services 0.1%
[a]	Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	10,000	9,902
	Entertainment 0.2%
[a]	Caesars Entertainment, Inc., 7.00%, 2/15/30	United States	30,000	31,086
	Warnermedia Holdings, Inc., 3.755%, 3/15/27	United States	8,000	7,716
				38,802
	Environmental Control 0.3%
	GFL Environmental, Inc.,
	[a] 4.00%, 8/01/28	United States	10,000	9,707
	[a] 6.75%, 1/15/31	United States	30,000	31,430
	Waste Connections, Inc., 5.00%, 3/01/34	United States	10,000	10,111
				51,248
	Financial Services 1.7%
	Air Lease Corp.,
	3.375%, 7/01/25	United States	20,000	20,000
	5.30%, 2/01/28	United States	10,000	10,224
	American Express Co.,
	4.05%, 5/03/29	United States	10,000	9,998
	5.016% to 4/25/30, FRN thereafter, 4/25/31	United States	40,000	40,855
	4.731% to 4/25/28, FRN thereafter, 4/25/29	United States	20,000	20,231
	Charles Schwab Corp.,
	5.875%, 8/24/26	United States	20,000	20,341
	6.136% to 8/24/33, FRN thereafter, 8/24/34	United States	10,000	10,824

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]	CI Financial Corp., 7.50%, 5/30/29	Canada	20,000	21,112
	Intercontinental Exchange, Inc., 4.60%, 3/15/33	United States	10,000	9,972
[a]	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31	United States	80,000	84,231
	Mastercard, Inc., 3.85%, 3/26/50	United States	10,000	7,902
	Visa, Inc.,
	4.30%, 12/14/45	United States	10,000	8,699
	2.05%, 4/15/30	United States	20,000	18,212
				282,601
	Food 0.4%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, 12/01/52	United States	10,000	10,400
	Kraft Heinz Foods Co., 5.20%, 7/15/45	United States	20,000	18,144
[a]	Mars, Inc., 5.00%, 3/01/32	United States	30,000	30,414
				58,958
	Forest Products & Paper 0.1%
[a]	Georgia-Pacific LLC, 4.95%, 6/30/32	United States	10,000	10,125
	Health Care Providers & Services 1.0%
	Cigna Group,
	4.80%, 8/15/38	United States	10,000	9,407
	4.375%, 10/15/28	United States	10,000	10,014
	Elevance Health, Inc., 3.65%, 12/01/27	United States	10,000	9,884
	HCA, Inc.,
	5.875%, 2/01/29	United States	10,000	10,381
	3.50%, 9/01/30	United States	10,000	9,459
	5.50%, 6/15/47	United States	10,000	9,300
[a]	LifePoint Health, Inc., 9.875%, 8/15/30	United States	50,000	54,148
	UnitedHealth Group, Inc.,
	3.875%, 8/15/59	United States	20,000	14,106
	4.20%, 5/15/32	United States	20,000	19,367
	4.00%, 5/15/29	United States	10,000	9,889
	5.00%, 4/15/34	United States	10,000	10,001
				165,956
	Healthcare-Products 0.8%
	Abbott Laboratories, 4.75%, 11/30/36	United States	10,000	9,957
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/29	United States	70,000	71,998
	Solventum Corp.,
	5.40%, 3/01/29	United States	10,000	10,300
	5.45%, 3/13/31	United States	10,000	10,388
	5.90%, 4/30/54	United States	20,000	20,009
				122,652
	Home Builders 0.1%
	Lennar Corp., 4.75%, 11/29/27	United States	10,000	10,073
	Insurance 0.2%
	Aon North America, Inc., 5.45%, 3/01/34	United States	20,000	20,555
	Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	United States	10,000	8,467
	MetLife, Inc., 6.40%, 12/15/66	United States	10,000	10,491
				39,513
	Internet 1.6%
	Alphabet, Inc.,
	1.90%, 8/15/40	United States	20,000	13,441
	1.10%, 8/15/30	United States	10,000	8,641
	5.25%, 5/15/55	United States	10,000	9,856
	Amazon.com, Inc.,
	3.10%, 5/12/51	United States	10,000	6,747
	4.95%, 12/05/44	United States	20,000	19,423
	3.60%, 4/13/32	United States	30,000	28,727
[b]	Prosus NV, 3.061%, 7/13/31	China	200,000	177,230
				264,065

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Iron/Steel 0.1%
	ArcelorMittal SA, 7.00%, 10/15/39	Luxembourg	10,000	11,087
	Leisure Time 1.2%
	Carnival Corp.,
	[a] 6.125%, 2/15/33	United States	40,000	40,951
	[a] 5.875%, 6/15/31	United States	10,000	10,194
[a]	NCL Corp. Ltd., 7.75%, 2/15/29	United States	50,000	53,195
[a]	Royal Caribbean Cruises Ltd., 5.625%, 9/30/31	United States	30,000	30,202
[a]	VOC Escrow Ltd., 5.00%, 2/15/28	United States	70,000	69,690
				204,232
	Lodging 0.2%
	Hilton Domestic Operating Co., Inc.,
	[a] 3.625%, 2/15/32	United States	10,000	9,065
	[a] 5.875%, 3/15/33	United States	10,000	10,195
	Las Vegas Sands Corp.,
	6.00%, 8/15/29	United States	10,000	10,282
	5.625%, 6/15/28	United States	10,000	10,203
				39,745
	Machinery-Diversified 0.1%
	Deere & Co., 3.75%, 4/15/50	United States	20,000	15,550
	Media 2.0%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/01/33	United States	90,000	82,319
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	4.908%, 7/23/25	United States	3,000	3,000
	5.375%, 5/01/47	United States	10,000	8,685
	5.125%, 7/01/49	United States	10,000	8,321
	5.50%, 4/01/63	United States	10,000	8,462
	6.55%, 6/01/34	United States	10,000	10,674
	Comcast Corp.,
	3.999%, 11/01/49	United States	10,000	7,607
	4.15%, 10/15/28	United States	20,000	19,966
	4.25%, 10/15/30	United States	20,000	19,904
	3.90%, 3/01/38	United States	20,000	17,406
	5.35%, 5/15/53	United States	20,000	18,545
	3.45%, 2/01/50	United States	10,000	6,863
	5.30%, 6/01/34	United States	20,000	20,494
[a]	DISH DBS Corp., 5.75%, 12/01/28	United States	50,000	43,375
	Fox Corp., 5.476%, 1/25/39	United States	10,000	9,793
	Time Warner Cable LLC, 6.55%, 5/01/37	United States	40,000	41,334
				326,748
	Mining 0.5%
	BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	Australia	10,000	9,487
	Freeport-McMoRan, Inc., 5.45%, 3/15/43	United States	20,000	18,913
	Glencore Funding LLC,
	[a] 3.875%, 10/27/27	Australia	10,000	9,872
	[a] 5.673%, 4/01/35	Australia	20,000	20,413
	[a] 6.141%, 4/01/55	Australia	10,000	10,118
	Yamana Gold, Inc., 4.625%, 12/15/27	Canada	10,000	9,961
				78,764
	Miscellaneous Manufacturing 0.1%
	Eaton Corp., 4.15%, 11/02/42	United States	10,000	8,613
	Oil & Gas 5.1%
	BP Capital Markets America, Inc.,
	2.772%, 11/10/50	United States	20,000	12,221
	3.588%, 4/14/27	United States	10,000	9,906
	1.749%, 8/10/30	United States	10,000	8,790

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Chevron Corp.,
	1.995%, 5/11/27	United States	10,000	9,662
	3.078%, 5/11/50	United States	10,000	6,742
	Continental Resources, Inc.,
	4.375%, 1/15/28	United States	10,000	9,864
	[a] 5.75%, 1/15/31	United States	20,000	20,201
	4.90%, 6/01/44	United States	10,000	7,866
	[a] 2.268%, 11/15/26	United States	10,000	9,667
	Coterra Energy, Inc.,
	3.90%, 5/15/27	United States	20,000	19,757
	4.375%, 3/15/29	United States	20,000	19,814
	Diamondback Energy, Inc., 3.50%, 12/01/29	United States	10,000	9,569
	Ecopetrol SA, 8.875%, 1/13/33	Colombia	130,000	134,200
	EOG Resources, Inc., 4.375%, 4/15/30	United States	10,000	10,000
	EQT Corp.,
	5.00%, 1/15/29	United States	10,000	10,089
	3.90%, 10/01/27	United States	15,000	14,806
	Expand Energy Corp.,
	5.375%, 3/15/30	United States	20,000	20,070
	4.75%, 2/01/32	United States	20,000	19,461
	Exxon Mobil Corp., 3.482%, 3/19/30	United States	10,000	9,723
[b]	KazMunayGas National Co. JSC, 3.50%, 4/14/33	Kazakhstan	200,000	173,685
	Occidental Petroleum Corp.,
	7.50%, 5/01/31	United States	10,000	11,013
	3.20%, 8/15/26	United States	20,000	19,623
	6.625%, 9/01/30	United States	30,000	31,741
	6.45%, 9/15/36	United States	10,000	10,238
	4.20%, 3/15/48	United States	10,000	6,816
	3.40%, 4/15/26	United States	10,000	9,887
	Petrobras Global Finance BV, 6.50%, 7/03/33	Brazil	120,000	123,135
	Pioneer Natural Resources Co.,
	2.15%, 1/15/31	United States	10,000	8,886
	1.125%, 1/15/26	United States	10,000	9,827
[a]	Range Resources Corp., 4.75%, 2/15/30	United States	20,000	19,470
	Shell Finance U.S., Inc.,
	4.375%, 5/11/45	United States	10,000	8,468
	2.75%, 4/06/30	United States	10,000	9,381
	4.00%, 5/10/46	United States	10,000	7,958
	3.25%, 4/06/50	United States	20,000	13,692
	Shell International Finance BV, 6.375%, 12/15/38	Netherlands	10,000	11,102
				837,330
	Oil & Gas Services 0.1%
	Halliburton Co., 4.85%, 11/15/35	United States	10,000	9,631
	Oil, Gas & Consumable Fuels 0.1%
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	20,000	19,978
	Paper & Forest Products 0.3%
	Suzano Austria GmbH, 3.75%, 1/15/31	Brazil	60,000	56,244
	Personal Care Products 0.1%
	Kenvue, Inc., 4.90%, 3/22/33	United States	10,000	10,153
	Procter & Gamble Co., 3.00%, 3/25/30	United States	10,000	9,545
				19,698
	Pharmaceuticals 1.4%
	AbbVie, Inc.,
	4.25%, 11/21/49	United States	10,000	8,244
	3.20%, 11/21/29	United States	20,000	19,136
	4.80%, 3/15/29	United States	10,000	10,198
	4.95%, 3/15/31	United States	10,000	10,269
	5.05%, 3/15/34	United States	10,000	10,185
	Bristol-Myers Squibb Co.,
	5.10%, 2/22/31	United States	10,000	10,360
	5.20%, 2/22/34	United States	20,000	20,491
	5.65%, 2/22/64	United States	10,000	9,718

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	CVS Health Corp.,
	5.05%, 3/25/48	United States	20,000	17,286
	4.30%, 3/25/28	United States	10,000	9,961
	3.875%, 7/20/25	United States	10,000	9,992
	2.125%, 9/15/31	United States	20,000	17,116
	Eli Lilly & Co.,
	4.70%, 2/09/34	United States	10,000	9,998
	5.10%, 2/09/64	United States	10,000	9,299
	Johnson & Johnson, 3.625%, 3/03/37	United States	20,000	17,907
	Merck & Co., Inc., 1.45%, 6/24/30	United States	20,000	17,500
	Pfizer, Inc.,
	1.70%, 5/28/30	United States	20,000	17,731
	7.20%, 3/15/39	United States	10,000	11,886
				237,277
	Pipelines 2.7%
	Cameron LNG LLC,
	[a] 2.902%, 7/15/31	United States	10,000	9,088
	[a] 3.302%, 1/15/35	United States	10,000	8,577
	Cheniere Energy Partners LP, 3.25%, 1/31/32	United States	20,000	17,939
	Energy Transfer LP,
	6.25%, 4/15/49	United States	20,000	19,750
	3.75%, 5/15/30	United States	20,000	19,197
	5.55%, 5/15/34	United States	20,000	20,258
	Enterprise Products Operating LLC,
	2.80%, 1/31/30	United States	20,000	18,751
	3.70%, 1/31/51	United States	40,000	28,915
	Series H, 6.65%, 10/15/34	United States	10,000	11,109
	4.15%, 10/16/28	United States	10,000	9,996
	5.375% to 2/15/28, FRN thereafter, 2/15/78	United States	10,000	9,861
	4.85%, 1/31/34	United States	10,000	9,965
[a]	Florida Gas Transmission Co. LLC, 5.75%, 7/15/35	United States	10,000	10,237
	MPLX LP,
	4.50%, 4/15/38	United States	10,000	8,852
	4.80%, 2/15/29	United States	20,000	20,200
	ONEOK, Inc., 5.80%, 11/01/30	United States	20,000	20,947
	Southern Natural Gas Co. LLC, 8.00%, 3/01/32	United States	10,000	11,336
	Targa Resources Corp., 4.95%, 4/15/52	United States	10,000	8,353
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	5.00%, 1/15/28	United States	10,000	10,008
	6.875%, 1/15/29	United States	10,000	10,201
	4.875%, 2/01/31	United States	10,000	9,925
[a]	Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30	United States	20,000	18,479
[a]	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/33	United States	50,000	43,765
[a]	Venture Global LNG, Inc., 7.00%, 1/15/30	United States	10,000	10,118
	Western Midstream Operating LP, 4.05%, 2/01/30	United States	40,000	38,484
	Williams Cos., Inc.,
	5.75%, 6/24/44	United States	10,000	9,811
	3.50%, 11/15/30	United States	20,000	18,916
	5.15%, 3/15/34	United States	10,000	9,983
				443,021
	Real Estate Investment Trusts (REITs) 0.1%
	Service Properties Trust, 8.375%, 6/15/29	United States	20,000	20,817
	Retail 0.8%
	Costco Wholesale Corp.,
	1.60%, 4/20/30	United States	10,000	8,926
	1.375%, 6/20/27	United States	20,000	19,082
	Home Depot, Inc.,
	3.90%, 6/15/47	United States	20,000	15,772
	2.70%, 4/15/30	United States	10,000	9,342
	2.50%, 4/15/27	United States	10,000	9,738

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Lowe’s Cos., Inc., 4.50%, 4/15/30	United States	10,000	10,080
	McDonald’s Corp.,
	4.20%, 4/01/50	United States	10,000	7,947
	3.60%, 7/01/30	United States	10,000	9,678
	3.50%, 3/01/27	United States	10,000	9,889
[a]	QXO Building Products, Inc., 6.75%, 4/30/32	United States	10,000	10,327
	Walmart, Inc.,
	1.80%, 9/22/31	United States	10,000	8,716
	1.50%, 9/22/28	United States	20,000	18,544
				138,041
	Semiconductors 0.6%
[a]	Broadcom, Inc., 4.926%, 5/15/37	United States	30,000	29,131
	Intel Corp.,
	4.75%, 3/25/50	United States	10,000	8,166
	5.125%, 2/10/30	United States	10,000	10,229
	1.60%, 8/12/28	United States	20,000	18,381
	Micron Technology, Inc.,
	5.30%, 1/15/31	United States	10,000	10,244
	6.05%, 11/01/35	United States	10,000	10,470
	QUALCOMM, Inc., 5.00%, 5/20/35	United States	10,000	10,073
	Texas Instruments, Inc., 1.75%, 5/04/30	United States	10,000	8,920
				105,614
	Software 0.4%
	Microsoft Corp., 2.921%, 3/17/52	United States	10,000	6,638
	Oracle Corp.,
	3.60%, 4/01/50	United States	10,000	7,000
	2.875%, 3/25/31	United States	20,000	18,248
	Synopsys, Inc.,
	4.85%, 4/01/30	United States	10,000	10,142
	5.00%, 4/01/32	United States	10,000	10,133
	5.70%, 4/01/55	United States	10,000	9,950
				62,111
	Telecommunications 1.8%
	AT&T, Inc.,
	4.30%, 2/15/30	United States	10,000	9,971
	3.50%, 9/15/53	United States	10,000	6,774
	2.55%, 12/01/33	United States	20,000	16,745
	5.55%, 8/15/41	United States	10,000	9,891
	5.375%, 8/15/35	United States	30,000	30,559
	Rogers Communications, Inc., 5.30%, 2/15/34	Canada	10,000	10,014
	T-Mobile USA, Inc.,
	3.375%, 4/15/29	United States	20,000	19,258
	3.875%, 4/15/30	United States	70,000	68,007
	5.15%, 4/15/34	United States	20,000	20,264
	Verizon Communications, Inc.,
	4.862%, 8/21/46	United States	20,000	17,867
	2.355%, 3/15/32	United States	40,000	34,494
	4.78%, 2/15/35	United States	50,000	48,733
				292,577
	Transportation 0.4%
	Burlington Northern Santa Fe LLC, 2.875%, 6/15/52	United States	10,000	6,326
	Canadian Pacific Railway Co., 3.10%, 12/02/51	Canada	20,000	13,160
	Union Pacific Corp.,
	3.75%, 2/05/70	United States	20,000	13,563
	3.839%, 3/20/60	United States	20,000	14,414
	2.891%, 4/06/36	United States	20,000	16,548
				64,011
	Total Corporate Bonds & Notes (Cost $5,978,628)			6,200,329

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
U.S. Government & Agency Securities 45.1%
Federal Home Loan Mortgage Corp.,
2.00%, 3/01/41	United States	66,070	56,955
2.00%, 8/01/41	United States	371,020	320,297
2.00%, 3/01/52	United States	97,612	78,214
3.00%, 9/01/40	United States	92,098	85,946
4.50%, 10/01/52	United States	165,605	158,796
6.00%, 8/01/53	United States	250,040	255,299
Federal National Mortgage Association,
1.50%, 11/01/41	United States	75,939	62,483
1.50%, 2/01/42	United States	91,606	75,996
2.00%, 3/01/52	United States	176,455	142,143
2.50%, 11/01/41	United States	70,696	63,091
2.50%, 2/01/52	United States	619,468	521,431
3.00%, 9/01/61	United States	233,200	197,312
3.50%, 1/01/50	United States	168,576	154,760
4.00%, 5/01/52	United States	82,733	77,620
5.50%, 4/01/53	United States	243,401	244,796
Government National Mortgage Association,
3.00%, 6/20/51	United States	67,164	59,104
5.00%, 8/20/53	United States	83,539	82,607
5.50%, 3/20/53	United States	78,825	79,408
6.00%, 9/20/53	United States	91,326	93,807
Government National Mortgage Association, TBA,
2.00%, 7/20/54	United States	100,000	81,467
2.50%, 7/20/54	United States	100,000	84,975
3.00%, 7/20/54	United States	200,000	176,934
3.50%, 7/20/54	United States	200,000	181,854
4.00%, 7/20/54	United States	100,000	92,993
4.50%, 7/20/54	United States	200,000	191,474
5.00%, 7/20/54	United States	100,000	98,246
5.50%, 7/20/54	United States	100,000	100,163
U.S. Treasury Bills,
4.315%, 10/21/25	United States	110,000	108,565
4.325%, 7/22/25	United States	160,000	159,612
4.39%, 8/26/25	United States	330,000	327,785
U.S. Treasury Bonds,
3.375%, 11/15/48	United States	150,000	118,705
4.625%, 2/15/55	United States	80,000	77,900
4.75%, 2/15/41	United States	240,000	243,197
U.S. Treasury Notes,
3.75%, 8/31/31	United States	10,000	9,909
3.875%, 5/31/27	United States	10,000	10,024
3.875%, 8/15/34	United States	30,000	29,300
4.00%, 3/31/30	United States	790,000	797,530
4.00%, 5/31/30	United States	10,000	10,098
4.00%, 2/15/34	United States	30,000	29,697
4.25%, 2/28/29	United States	20,000	20,357
4.25%, 11/15/34	United States	20,000	20,072
4.25%, 5/15/35	United States	10,000	10,016
4.375%, 11/30/30	United States	130,000	133,387
4.625%, 4/30/29	United States	10,000	10,315
4.875%, 10/31/28	United States	10,000	10,362
Uniform Mortgage-Backed Security, TBA,
2.00%, 7/01/54	United States	100,000	79,186
2.50%, 7/01/55	United States	100,000	82,928
3.00%, 7/01/54	United States	700,000	605,817
4.00%, 7/01/54	United States	100,000	92,996
4.50%, 7/01/54	United States	100,000	95,666
5.00%, 7/01/54	United States	200,000	196,027
5.50%, 7/01/54	United States	100,000	99,993
6.00%, 7/01/54	United States	100,000	101,628

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	6.50%, 7/01/54	United States	100,000	103,263
	Total U.S. Government & Agency Securities (Cost $7,265,907)			7,402,506
	Foreign Government and Agency Securities 1.2%
	Mexico Government International Bonds, 4.875%, 5/19/33	Mexico	200,000	189,140
	Total Foreign Government and Agency Securities (Cost $186,882)			189,140
[c]	Senior Floating Rate Interests 0.3%
	Financial Services 0.1%
	Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 6.333%, 12/15/31	United States	19,948	19,946
	Health Care Equipment & Supplies 0.2%
	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 10/23/28	United States	13,833	13,864
	Sotera Health Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 5/30/31	United States	13,832	13,911
				27,775
	Insurance 0.0%†
	AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 1/30/32	United States	9,975	9,989
	Total Floating Rate Loans (Cost $57,320)			57,710
	Asset-Backed Securities 12.9%
[c]	Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 mo. USD Term SOFR + 0.81%, 4.979%, 1/25/35	United States	88,962	83,866
[a,c]	ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, 3 mo. USD Term SOFR + 1.34%, 5.598%, 4/15/34	Cayman Islands	100,000	100,161
[a,c]	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 30 day USD SOFR Average + 1.45%, 5.755%, 6/25/47	United States	67,885	68,198
	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, ABS, 3.66%, 5/17/27	United States	38,585	38,463
[a]	College Avenue Student Loans LLC, Series 2023-A, Class C, 6.06%, 5/25/55	United States	93,633	95,792
[a,c]	Dryden 87 CLO Ltd., Series 2021-87A, Class A1, 3 mo. USD Term SOFR + 1.36%, 5.684%, 5/20/34	Cayman Islands	350,000	350,575
[a]	Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29	United States	100,000	102,816
	Enterprise Fleet Financing LLC,
	[a] Series 2023-1, Class A2, 5.51%, 1/22/29	United States	36,995	37,115
	[a] Series 2025-2, Class A2, 4.51%, 2/22/28	United States	100,000	100,178
	Fifth Third Auto Trust, Series 2023-1, Class A3, 5.53%, 8/15/28	United States	73,703	74,292
[a]	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, 5/15/28	United States	80,000	80,373
[a]	Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50	United States	98,777	100,798
[a,c]	Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.85%, 5.172%, 4/20/62	United States	90,996	90,491
[c]	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 1 mo. USD Term SOFR + 1.04%, 5.364%, 8/25/34	United States	56,977	69,429
[a,c]	Palmer Square CLO Ltd., Series 2021-1A, Class A1AR, 3 mo. USD Term SOFR + 1.15%, 5.419%, 4/20/38	Cayman Islands	100,000	100,068
	PFS Financing Corp.,
	[a] Series 2023-A, Class A, 5.80%, 3/15/28	Cayman Islands	100,000	100,917
	[a] Series 2023-B, Class B, 5.71%, 5/15/28	Cayman Islands	100,000	100,540

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a,c]	Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.34%, 5.611%, 7/20/34	Cayman Islands	100,000	100,170
[a]	Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, 3.228%, 3/15/40	Cayman Islands	127,220	121,612
[a,c]	Sycamore Tree CLO Ltd., Series 2025-6A, Class A1, 3 mo. USD Term SOFR + 1.20%, 5.482%, 4/20/38	Cayman Islands	100,000	99,965
[a,c]	Voya CLO Ltd., Series 2018-2A, Class A1, 3 mo. USD Term SOFR + 1.26%, 5.518%, 7/15/31	Cayman Islands	106,763	106,950
	Total Asset-Backed Securities (Cost $2,093,850)			2,122,769

			Shares
	Common Stocks 0.0%†
	Passenger Airlines 0.0%†
[d]	Spirit Aviation Holdings, Inc.	United States	351	1,752
	Total Common Stocks (Cost $5,792)			1,752

			Principal Amount*
	Mortgage-Backed Securities 0.6%
	Federal Home Loan Mortgage Corp. REMICS, Series 5274, Class IO, CMO, IO, 2.50%, 1/25/51	United States	594,704	101,268
	Total Mortgage-Backed Securities (Cost $95,524)			101,268
	Residential Mortgage-Backed Securities 1.9%
	Federal Home Loan Mortgage Corp. STACR REMICS Trust,
	[a,c] Series 2022-DNA1, Class M1B, 30 day USD SOFR Average + 1.85%, 6.155%, 1/25/42	United States	100,000	101,059
	[a,c] Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.35%, 7.655%, 5/25/42	United States	100,000	103,992
	[a,c] Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 8.055%, 2/25/42	United States	100,000	103,924
	Total Residential Mortgage-Backed Securities (Cost $304,156)			308,975
	Commercial Mortgage-Backed Securities 11.0%
[a,c]	Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.128%, 1/25/67	United States	91,418	85,011
	Bank, Series 2017-BNK7, Class A5, 3.435%, 9/15/60	United States	100,000	97,800
	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.754%, 7/15/56	United States	150,000	158,267
[a,c]	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.81%, 5.126%, 9/15/36	United States	106,571	106,272
	BX Trust,
	[a] Series 2019-OC11, Class A, 3.202%, 12/09/41	United States	130,000	121,354
	[a,c] Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 5.062%, 10/15/26	United States	88,883	88,796
[a]	Deephaven Residential Mortgage Trust, Series 2024-1, Class A1, 5.735%, 7/25/69	United States	100,593	101,206
[a,c]	FS Commercial Mortgage Trust, Series 2023-4SZN, Class B, 7.795%, 11/10/39	United States	100,000	102,685
[a,c]	GCAT Trust, Series 2024-INV1, Class 1A2, 5.50%, 1/25/54	United States	82,081	81,636
[c]	GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.155%, 7/10/51	United States	110,000	107,664
[a,c]	MIC Trust, Series 2023-MIC, Class A, 8.732%, 12/05/38	United States	100,000	109,196
[a,c]	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50%, 2/25/54	United States	60,405	61,578
[a,c]	PFP Ltd., Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.144%, 9/17/39	Bermuda	88,135	88,421
[a,c]	RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 6/25/54	United States	85,044	86,966
	UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.301%, 10/15/50	United States	118,434	116,107

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
	Verus Securitization Trust,
	[a] Series 2023-4, Class A1, 5.811%, 5/25/68	United States			59,661	59,754
	[a,c] Series 2022-7, Class A3, 5.35%, 7/25/67	United States			86,022	86,658
	[a] Series 2024-4, Class A3, 6.674%, 6/25/69	United States			77,242	78,273
	[a] Series 2024-3, Class A3, 6.845%, 4/25/69	United States			67,881	68,830
	Total Commercial Mortgage-Backed Securities (Cost $1,744,368)					1,806,474

			Expiration Date	Contracts	Notional Amount
	Purchased Options 0.1%
	3 Month SOFR 96.25 Put		12/12/25	4	$ 963,300	1,700
	3 Month SOFR 96.375 Call		12/12/25	4	963,300	1,975
	3 Month SOFR 96.75 Call		6/12/26	16	3,862,800	16,100
	U.S. Treasury 5 Yr. Note 106.20 Put		7/25/25	2	218,000	31
	U.S. Treasury 5 Yr. Note 109.00 Call		7/25/25	6	654,000	2,719
	Total Purchased Option (Cost $22,549)					22,525
	Total Investments before Short-Term Investments (Cost $17,754,976)					18,213,448

		Country			Shares
	Short-Term Investments 2.5%
	Money Market Funds 2.5%
[e]	Invesco Government & Agency Portfolio, 3.71%	United States			408,626	408,626
	Total Short-Term Investments (Cost $408,626)					408,626
	Total Investments (Cost $18,163,602) 113.4%					18,622,074
	Other Assets, less Liabilities (13.4)%					(2,201,756)
	Net Assets 100.0%					$ 16,420,318
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2025, the aggregate value of these securities was $4,636,177, representing 28.2% of net assets.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $530,504, representing 3.2% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]Non-income producing.
[e]The rate shown is the annualized seven-day effective yield at period end.
At June 30, 2025, the Fund had the following centrally cleared credit default swap contracts outstanding.
Centrally Cleared Credit Default Swap Contracts
Description	Reference Entity	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Contracts to Sell Protection[b,c]
Intercontinental Exchange, Inc.	CDX.NA.IG.S44	1.000%	Quarterly	6/20/30	$ 1,514,000	$ 33,750	$ 28,390	$ 5,360
Intercontinental Exchange, Inc.	CDX.NA.HY.S44	(5.000)%	Quarterly	6/20/30	90,000	(6,816)	(5,310)	(1,506)
								$3,854

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
[a]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[b]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded inex swaps.
[c]The fund enters contracts to sell protection to create a long credit position.
At June 30, 2025, the Fund had the following centrally cleared interest rate swap contracts outstanding.
Centrally Cleared Interest Rate Swap Contracts
Description	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Interest rate contracts
Chicago Mercantile Exchange	Daily SOFR Compound annually	3.770% annually	11/15/53	$ 110,000	$ 3,006	$ 498	$ 2,508
Chicago Mercantile Exchange	Daily SOFR Compound annually	3.730% annually	1/31/32	1,895,000	(23,829)	(8,419)	(15,410)
Chicago Mercantile Exchange	Daily SOFR Compound annually	3.850% annually	4/28/36	463,000	(5,393)	(1,145)	(4,248)
Chicago Mercantile Exchange	3.300% annually	Daily SOFR Compound annually	4/28/28	1,973,000	4,829	(41)	4,870
							$(12,280)
At June 30, 2025, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
3-Month CME Term SOFR	Long	3	$ 727,275	3/16/27	$ 3,210
3-Month CME Term SOFR	Long	7	1,685,775	3/17/26	531
U.S. Treasury 5 Yr. Note	Long	46	5,014,000	9/30/25	51,625
U.S. Treasury Bond Long	Long	13	1,501,094	9/19/25	44,815
U.S. Treasury Bond Ultra	Long	2	238,250	9/19/25	7,936
U.S. Treasury 10 Yr. Note	Short	14	1,569,750	9/19/25	(23,126)
U.S. Treasury 2 Yr. Note	Short	10	2,080,235	9/30/25	(7,896)
Total Futures Contracts					$77,095

*As of period end.
At June 30, 2025, the Fund had the following written options contracts.
Options Written
Description	Expiration Date	Strike Price	Contracts	Notional Amount*	Value
Call Options Written (Exchange Traded)
3 Month SOFR 96.87 Call	12/12/25	$ 96.88	4	$ 963,300	$ 875
U.S. Treasury 5 Yr. Note 109.50 Call	7/25/25	109.50	5	545,000	1,289
(Premiums received—$3,150)
Total					$2,164

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2025 (unaudited) (continued)
Options Written (continued)
Put Options Written (Exchange Traded)
1 Year Mid-Curve SOFR 96.25 Put	12/12/25	96.25	4	969,700	550
(Premiums received—$2,992)
Total					$550
Total Options Written (Premiums received—$6,142)					$2,714

*Notional amount denominated in U.S. dollars, unless otherwise noted.
Abbreviations
Selected Portfolio
CLO	–	Collateralized Loan Obligation
FRN	–	Floating Rate Note
SOFR	–	Secured Overnight Financing Rate

Franklin Templeton ETF Trust
Notes to Schedules of Investments (unaudited)
1.  ORGANIZATION
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifty-one separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Franklin Systematic Style Premia ETF’s Schedule of Investments have been consolidated and include the accounts of the Fund, Franklin Systematic Style Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Systematic Style Premia ETF’s investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index, with the exception of BrandywineGLOBAL - Dynamic US Large Cap Value ETF, BrandywineGLOBAL - U.S. Fixed Income ETF, ClearBridge Sustainable Infrastructure ETF, Western Asset Bond ETF, Franklin High Yield Corporate ETF, Franklin Dynamic Municipal Bond ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Sustainable International Equity ETF,  Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin Income Equity Focus ETF, Franklin U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Ultra Short Bond ETF and Franklin Income Focus ETF, which are actively managed, thus they are not designed to track an index.
Effective June 30, 2025   Martin Currie Sustainable International Equity ETF   changed its name to Franklin Sustainable International Equity ETF
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin High Yield Corporate ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF , Franklin Senior Loan ETF and Franklin U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in  a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets  through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent  pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended June 30, 2025, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Emerging Market Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$7	$158,930	$(158,870)	$—	$—	$67	67	$73
Franklin Exponential Data ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$56,007	$133,165	$(82,887)	$—	$—	$106,285	106,285	$1,196
Franklin Focused Growth ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$3,386,667	$918,723	$(4,042,940)	$—	$—	$262,450	262,450	$(1,504)
Franklin FTSE Asia ex Japan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$39	$230,853	$(230,754)	$—	$—	$138	138	$181
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$—	$6,400	$(6,400)	$—	$—	$—	—	$—
Total Affiliated Securities	$39	$237,253	$(237,154)	$—	$—	$138	138	$181
Franklin FTSE Australia ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$40,578	$892,850	$(933,106)	$—	$—	$322	322	$241
Franklin FTSE Brazil ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$48,735	$10,351,116	$(10,339,200)	$—	$—	$60,651	60,651	$4,751

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Canada ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$78,873	$3,915,686	$(3,812,213)	$—	$—	$182,346	182,346	$2,828
Franklin FTSE China ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$22,311	$3,026,095	$(2,798,237)	$—	$—	$250,169	250,169	$1,442
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$29,700	$1,146,524	$(1,004,624)	$—	$—	$171,600	171,600	$1,080
Total Affiliated Securities	$52,011	$4,172,619	$(3,802,861)	$—	$—	$421,769	421,769	$2,522
Franklin FTSE Europe ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$46,800	$2,313,305	$(2,355,909)	$—	$—	$4,196	4,196	$1,499
Franklin FTSE Eurozone ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$1,925	$582,742	$(584,426)	$—	$—	$241	241	$329
Franklin FTSE Germany ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$—	$1,005,447	$(1,001,872)	$—	$—	$3,575	3,575	$460
Franklin FTSE Hong Kong ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$1	$17,904	$(17,876)	$—	$—	$29	29	$54

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE India ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$14,580,819	$159,767,863	$(174,322,199)	$—	$—	$26,483	26,483	$99,618
Franklin FTSE Japan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$144,665	$20,193,653	$(19,829,701)	$—	$—	$508,617	508,617	$10,502
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$1,489,374	$7,575,100	$(6,206,050)	$—	$—	$2,858,424	2,858,424	$1,175
Total Affiliated Securities	$1,634,039	$27,768,753	$(26,035,751)	$—	$—	$3,367,041	3,367,041	$11,677
Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$438,852	$2,202,088	$(2,561,635)	$—	$—	$79,305	79,305	$1,663
Franklin FTSE Latin America ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$18,048	$896,322	$(906,509)	$—	$—	$7,861	7,861	$428
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$34,414	$282,193	$(270,722)	$—	$—	$45,885	45,885	$283
Total Affiliated Securities	$52,462	$1,178,515	$(1,177,231)	$—	$—	$53,746	53,746	$711

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Mexico ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$1	$1,036,687	$(1,033,600)	$—	$—	$3,088	3,088	$374
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$175,005	$1,435,041	$(1,376,706)	$—	$—	$233,340	233,340	$1,439
Total Affiliated Securities	$175,006	$2,471,728	$(2,410,306)	$—	$—	$236,428	236,428	$1,813
Franklin FTSE Saudi Arabia ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$1	$449,423	$(449,267)	$—	$—	$157	157	$157
Franklin FTSE South Korea ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$37	$4,502,648	$(4,501,970)	$—	$—	$715	715	$1,987
Franklin FTSE Switzerland ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$2,258	$1,104,375	$(1,106,248)	$—	$—	$385	385	$395
Franklin FTSE Taiwan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$224,256	$1,617,359	$(1,838,275)	$—	$—	$3,340	3,340	$1,341
Franklin FTSE United Kingdom ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$489,625	$15,542,478	$(15,954,682)	$—	$—	$77,421	77,421	$4,966

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Income Focus ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$16,115,318	$68,278,310	$(66,191,414)	$—	$—	$18,202,214	18,202,214	$184,786
Franklin International Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$441,748	$23,609,388	$(24,041,865)	$—	$—	$9,271	9,271	$16,928
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$3,560,250	$45,364,340	$(43,074,240)	$—	$—	$5,850,350	5,850,350	$9,299
Total Affiliated Securities	$4,001,998	$68,973,728	$(67,116,105)	$—	$—	$5,859,621	5,859,621	$26,227
Franklin International Dividend Multiplier Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$13	$145,667	$(133,505)	$—	$—	$12,175	12,175	$127
Franklin Senior Loan ETF Non-Controlled Affiliates								Dividend Income
Franklin High Yield Corporate ETF	$7,052,870	$—	$—	$—	$153,902	$7,206,772	295,966	$123,123
Franklin U.S. Core Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$26,518,552	$122,545,411	$(124,109,643)	$—	$—	$24,954,320	24,954,320	$296,757
Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$34,773	$439,280	$(404,090)	$—	$—	$69,963	69,963	$672

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin U.S. Equity Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$1,318,013	$5,288,012	$(5,729,320)	$—	$—	$876,705	876,705	$14,633
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$—	$385,000	$(385,000)	$—	$—	$—	—	$—
Total Affiliated Securities	$1,318,013	$5,673,012	$(6,114,320)	$—	$—	$876,705	876,705	$14,633
Franklin U.S. Dividend Multiplier Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$2,958	$88,863	$(53,834)	$—	$—	$37,987	37,987	$296
Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$401,882	$12,901,544	$(3,975,019)	$—	$—	$9,328,407	9,328,407	$33,367
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$796,250	$12,959,654	$(8,734,409)	$—	$—	$5,021,495	5,021,495	$851
Total Affiliated Securities	$1,198,132	$25,861,198	$(12,709,428)	$—	$—	$14,349,902	14,349,902	$34,218

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$1,731,422	$13,550,580	$(4,636,174)	$—	$—	$10,645,828	10,645,828	$35,156
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$490,875	$28,534,495	$(23,782,595)	$—	$—	$5,242,775	5,242,775	$3,993
Total Affiliated Securities	$2,222,297	$42,085,075	$(28,418,769)	$—	$—	$15,888,603	15,888,603	$39,149
Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$158	$473,541	$(193,104)	$—	$—	$280,595	280,595	$1,005
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$7,400	$2,814,228	$(1,813,583)	$—	$—	$1,008,045	1,008,045	$295
Total Affiliated Securities	$7,558	$3,287,769	$(2,006,687)	$—	$—	$1,288,640	1,288,640	$1,300
Franklin U.S. Treasury Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$15,120,922	$46,082,146	$(46,359,903)	$—	$—	$14,843,165	14,843,165	$150,268
Franklin Ultra Short Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.33%	$1,259	$30,319,480	$(30,318,718)	$—	$—	$2,021	2,021	$6,368
4.  Securities Purchased on a Forward Commitment Basis
Certain or all Funds may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date.
At June 30, 2025, unfunded commitments were as follows:
Borrower	Unfunded Commitment
Franklin Senior Loan ETF
Air Comm Corp. LLC, 1.000%, due 12/11/2031	$319,594
Clydesdale Acquisition Holdings, Inc., 7.577%, due 4/01/2032	$105,221
Janney Montgomery Scott LLC, 3.250%, due 11/28/2031	$269,959
Raven Acquisition Holdings LLC, 3.250%, due 11/19/2031	$260,097
Total	$954,871
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 114,136,921	$ —	$ —	$ 114,136,921
Short-Term Investments	1,232,276	—	—	1,232,276
Total Investments in Securities	$115,369,197	$—	$—	$115,369,197
BrandywineGLOBAL - U.S. Fixed Income ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 1,034,496	$ —	$ 1,034,496
U.S. Government & Agency Securities	—	10,535,220	—	10,535,220
Short-Term Investments	346,664	—	—	346,664
Total Investments in Securities	$346,664	$11,569,716	$—	$11,916,380
Other Financial Instruments:
Futures Contracts	$ 120,997	$ —	$ —	$ 120,997
ClearBridge Sustainable Infrastructure ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 11,792,677	$ —	$ —	$ 11,792,677
Short-Term Investments	185,198	—	—	185,198
Total Investments in Securities	$11,977,875	$—	$—	$11,977,875

	Level 1	Level 2	Level 3	Total
Franklin Disruptive Commerce ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 8,147,638	$ —	$ —	$ 8,147,638
Franklin Dynamic Municipal Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 7,292,728	$ 89,627	$ 7,382,355
Municipal Bonds	—	729,105,062	2	729,105,064
Total Investments in Securities	$—	$736,397,790	$89,629	$736,487,419
Franklin Emerging Market Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 17,761,059	$ —	$ —[c]	$ 17,761,059
Short-Term Investments	67	—	—	67
Total Investments in Securities	$17,761,126	$—	$—	$17,761,126
Other Financial Instruments:
Futures Contracts	$ 2,286	$ —	$ —	$ 2,286
Franklin Exponential Data ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 3,983,607	$ —	$ —	$ 3,983,607
Short-Term Investments	106,285	—	—	106,285
Total Investments in Securities	$4,089,892	$—	$—	$4,089,892
Franklin Focused Growth ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 149,095,700	$ —	$ —	$ 149,095,700
Short-Term Investments	262,450	—	—	262,450
Total Investments in Securities	$149,358,150	$—	$—	$149,358,150
Franklin FTSE Asia ex Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 31,368,497	$ —	$ 17,369[c]	$ 31,385,866
Short-Term Investments	138	—	—	138
Total Investments in Securities	$31,368,635	$—	$17,369	$31,386,004
Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 63,294,859	$ —	$ —	$ 63,294,859
Short-Term Investments	322	—	—	322
Total Investments in Securities	$63,295,181	$—	$—	$63,295,181
Other Financial Instruments:
Futures Contracts	$ 719	$ —	$ —	$ 719
Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 207,694,476	$ —	$ —	$ 207,694,476
Short-Term Investments	60,651	—	—	60,651
Total Investments in Securities	$207,755,127	$—	$—	$207,755,127
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 40,939	$ —	$ —	$ 40,939

	Level 1	Level 2	Level 3	Total
Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 434,876,332	$ —	$ —[c]	$ 434,876,332
Short-Term Investments	182,346	1,335,288	—	1,517,634
Total Investments in Securities	$435,058,678	$1,335,288	$—	$436,393,966
Other Financial Instruments:
Futures Contracts	$ 23,413	$ —	$ —	$ 23,413
Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 196,384,816	$ —	$ 7,057[c]	$ 196,391,873
Short-Term Investments	421,769	—	—	421,769
Total Investments in Securities	$196,806,585	$—	$7,057	$196,813,642
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 9,859	$ —	$ —	$ 9,859
Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 113,552,143	$ —	$ —[c]	$ 113,552,143
Short-Term Investments	4,196	—	—	4,196
Total Investments in Securities	$113,556,339	$—	$—	$113,556,339
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 2,881	$ —	$ —	$ 2,881
Franklin FTSE Eurozone ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 42,868,493	$ —	$ —[c]	$ 42,868,493
Short-Term Investments	241	—	—	241
Total Investments in Securities	$42,868,734	$—	$—	$42,868,734
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 383	$ —	$ —	$ 383
Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 63,112,357	$ —	$ —	$ 63,112,357
Short-Term Investments	3,575	—	—	3,575
Total Investments in Securities	$63,115,932	$—	$—	$63,115,932
Other Financial Instruments:
Futures Contracts	$ 1,495	$ —	$ —	$ 1,495
Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Short-Term Investments	$ 29	$ —	$ —	$ 29
Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 2,420,500,793	$ —	$ —	$ 2,420,500,793
Short-Term Investments	26,483	—	—	26,483
Total Investments in Securities	$2,420,527,276	$—	$—	$2,420,527,276

	Level 1	Level 2	Level 3	Total
Franklin FTSE India ETF (continued)
Other Financial Instruments:
Futures Contracts	$ 284,531	$ —	$ —	$ 284,531
Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 2,146,210,179	$ —	$ 668,301	$ 2,146,878,480
Short-Term Investments	3,367,041	—	—	3,367,041
Total Investments in Securities	$2,149,577,220	$—	$668,301	$2,150,245,521
Other Financial Instruments:
Futures Contracts	$ 298,986	$ —	$ —	$ 298,986
Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 86,639,105	$ —	$ 31,267	$ 86,670,372
Short-Term Investments	79,305	—	—	79,305
Total Investments in Securities	$86,718,410	$—	$31,267	$86,749,677
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 393,563	$ —	$ 393,563
Futures Contracts	21,637	—	—	21,637
Total Other Financial Instruments	$21,637	$393,563	$—	$415,200
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 1,721	$ —	$ 1,721
Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 34,020,350	$ —	$ —	$ 34,020,350
Short-Term Investments	53,746	—	—	53,746
Total Investments in Securities	$34,074,096	$—	$—	$34,074,096
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 3,754	$ —	$ —	$ 3,754
Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 55,894,753	$ —	$ —	$ 55,894,753
Short-Term Investments	236,428	—	—	236,428
Total Investments in Securities	$56,131,181	$—	$—	$56,131,181
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 73	$ —	$ —	$ 73
Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ —	$ —	$ —[c]	$ —
Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 18,023,449	$ —	$ —	$ 18,023,449
Short-Term Investments	157	—	—	157
Total Investments in Securities	$18,023,606	$—	$—	$18,023,606

	Level 1	Level 2	Level 3	Total
Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 163,027,030	$ —	$ —	$ 163,027,030
Short-Term Investments	715	—	—	715
Total Investments in Securities	$163,027,745	$—	$—	$163,027,745
Other Financial Instruments:
Futures Contracts	$ 16,891	$ —	$ —	$ 16,891
Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 51,692,133	$ —	$ —	$ 51,692,133
Short-Term Investments	385	—	—	385
Total Investments in Securities	$51,692,518	$—	$—	$51,692,518
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 12,587	$ —	$ —	$ 12,587
Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 535,568,001	$ —	$ —	$ 535,568,001
Short-Term Investments	3,340	—	—	3,340
Total Investments in Securities	$535,571,341	$—	$—	$535,571,341
Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 781,104,089	$ —	$ —[c]	$ 781,104,089
Short-Term Investments	77,421	—	—	77,421
Total Investments in Securities	$781,181,510	$—	$—	$781,181,510
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 59,682	$ —	$ —	$ 59,682
Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 10,719,211	$ —	$ —[c]	$ 10,719,211
Franklin High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 609,702,124	$ —[c]	$ 609,702,124
Senior Floating Rate Interests	—	5,433,682	—[c]	5,433,682
Municipal Bonds	—	1,600,945	—	1,600,945
Equity Investments[b]	872,472	—	—	872,472
U.S. Government & Agency Securities	—	10,998,729	—	10,998,729
Total Investments in Securities	$872,472	$627,735,480	$—	$628,607,952
Franklin Income Equity Focus ETF
Assets:
Investments in Securities:[a]
Equity-Linked Securities	$ —	$ 35,709,549	$ —	$ 35,709,549
Equity Investments[b]	54,997,461	—	—	54,997,461
U.S. Government & Agency Securities	—	939,891	—	939,891
Total Investments in Securities	$54,997,461	$36,649,440	$—	$91,646,901

	Level 1	Level 2	Level 3	Total
Franklin Income Focus ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 203,819,393	$ —	$ 203,819,393
Senior Floating Rate Interests	—	2,109,563	—	2,109,563
Convertible Bond	—	705,250	—	705,250
Equity-Linked Securities	—	108,109,094	—	108,109,094
Equity Investments[b]	259,327,549	—	—	259,327,549
U.S. Government & Agency Securities	—	87,869,111	—	87,869,111
Short-Term Investments	18,202,214	—	—	18,202,214
Total Investments in Securities	$277,529,763	$402,612,411	$—	$680,142,174
Franklin International Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$ —	$ 636,860,135	$ —	$ 636,860,135
Corporate Bonds & Notes	—	14,670,828	—	14,670,828
U.S. Government & Agency Securities	—	23,997,227	—	23,997,227
Total Investments in Securities	$—	$675,528,190	$—	$675,528,190
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 2,555,352	$ —	$ 2,555,352
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 12,867,771	$ —	$ 12,867,771
Franklin International Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,566,522,623	$ —	$ —	$ 1,566,522,623
Short-Term Investments	5,859,621	—	—	5,859,621
Total Investments in Securities	$1,572,382,244	$—	$—	$1,572,382,244
Other Financial Instruments:
Futures Contracts	$ 107,465	$ —	$ —	$ 107,465
Franklin International Dividend Multiplier Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 24,280,126	$ —	$ —	$ 24,280,126
Short-Term Investments	12,175	—	—	12,175
Total Investments in Securities	$24,292,301	$—	$—	$24,292,301
Other Financial Instruments:
Futures Contracts	$ 973	$ —	$ —	$ 973
Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 33,418,593	$ —	$ —[c]	$ 33,418,593
Franklin Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 580,641,269	$ —	$ 580,641,269
U.S. Government & Agency Securities	—	17,519,163	—	17,519,163
Total Investments in Securities	$—	$598,160,432	$—	$598,160,432
Franklin Municipal Green Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$ —	$ 96,735,340	$ —	$ 96,735,340

	Level 1	Level 2	Level 3	Total
Franklin Senior Loan ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 37,338,234	$ —[c]	$ 37,338,234
Senior Floating Rate Interests	—	941,946,780	—	941,946,780
Asset-Backed Securities	—	2,010,121	—	2,010,121
Exchange-Traded Funds	27,310,782	—	—	27,310,782
Equity Investments[b]	297,701	—	—	297,701
U.S. Government & Agency Securities	—	75,821,237	—	75,821,237
Total Investments in Securities	$27,608,483	$1,057,116,372	$—	$1,084,724,855
Other Financial Instruments:
Unfunded Loan Commitments	$ —	$ 3,116	$ —	$ 3,116
Franklin Sustainable International Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 30,654,928	$ —	$ —	$ 30,654,928
Franklin Systematic Style Premia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 236,966,485	$ —	$ —[c]	$ 236,966,485
Short-Term Investments	81,701,982	—	—	81,701,982
Total Investments in Securities	$318,668,467	$—	$—	$318,668,467
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 1,094,822	$ —	$ 1,094,822
Futures Contracts	2,476,128	—	—	2,476,128
Total Other Financial Instruments	$2,476,128	$1,094,822	$—	$3,570,950
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 2,928,385	$ —	$ 2,928,385
Futures Contracts	2,475,672	—	—	2,475,672
Total Return Swap Contracts	—	2,789,582	—	2,789,582
Total Other Financial Instruments	$2,475,672	$5,717,967	$—	$8,193,639
Franklin U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 748,459,430	$ —	$ 748,459,430
Municipal Bonds	—	17,612,500	—	17,612,500
Asset-Backed Security	—	6,289,432	—	6,289,432
Commercial Mortgage-Backed Securities	—	37,158,308	—	37,158,308
U.S. Government & Agency Securities	—	1,757,945,165	—	1,757,945,165
Short-Term Investments	24,954,320	—	—	24,954,320
Total Investments in Securities	$24,954,320	$2,567,464,835	$—	$2,592,419,155
Other Financial Instruments:
Futures Contracts	$ 1,612,051	$ —	$ —	$ 1,612,051
Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 62,493,056	$ —	$ —[c]	$ 62,493,056
Short-Term Investments	69,963	—	—	69,963
Total Investments in Securities	$62,563,019	$—	$—	$62,563,019
Other Financial Instruments:
Futures Contracts	$ 3,313	$ —	$ —	$ 3,313

	Level 1	Level 2	Level 3	Total
Franklin U.S. Equity Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,261,798,182	$ —	$ —[c]	$ 1,261,798,182
Short-Term Investments	876,705	—	—	876,705
Total Investments in Securities	$1,262,674,887	$—	$—	$1,262,674,887
Other Financial Instruments:
Futures Contracts	$ 33,144	$ —	$ —	$ 33,144
Franklin U.S. Dividend Multiplier Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 34,196,379	$ —	$ —	$ 34,196,379
Short-Term Investments	37,987	—	—	37,987
Total Investments in Securities	$34,234,366	$—	$—	$34,234,366
Other Financial Instruments:
Futures Contracts	$ 4,743	$ —	$ —	$ 4,743
Franklin U.S. Large Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,513,500,701	$ —	$ —	$ 1,513,500,701
Short-Term Investments	14,349,902	—	—	14,349,902
Total Investments in Securities	$1,527,850,603	$—	$—	$1,527,850,603
Other Financial Instruments:
Futures Contracts	$ 92,365	$ —	$ —	$ 92,365
Franklin U.S. Mid Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,668,432,012	$ —	$ —	$ 1,668,432,012
Short-Term Investments	15,888,603	—	—	15,888,603
Total Investments in Securities	$1,684,320,615	$—	$—	$1,684,320,615
Other Financial Instruments:
Futures Contracts	$ 113,256	$ —	$ —	$ 113,256
Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 46,984,838	$ —	$ —	$ 46,984,838
Short-Term Investments	1,288,640	—	—	1,288,640
Total Investments in Securities	$48,273,478	$—	$—	$48,273,478
Other Financial Instruments:
Futures Contracts	$ 3,565	$ —	$ —	$ 3,565
Franklin U.S. Treasury Bond ETF
Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$ —	$ 1,006,126,748	$ —	$ 1,006,126,748
Short-Term Investments	14,843,165	—	—	14,843,165
Total Investments in Securities	$14,843,165	$1,006,126,748	$—	$1,020,969,913
Franklin Ultra Short Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 121,086,853	$ —	$ 121,086,853
Short-Term Investments	2,021	28,310,782	—	28,312,803
Total Investments in Securities	$2,021	$149,397,635	$—	$149,399,656

	Level 1	Level 2	Level 3	Total
Western Asset Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 6,200,329	$ —	$ 6,200,329
Senior Floating Rate Interests	—	57,710	—	57,710
Mortgage-Backed Securities	—	101,268	—	101,268
Foreign Government and Agency Securities	—	189,140	—	189,140
Asset-Backed Securities	—	2,122,769	—	2,122,769
Residential Mortgage-Backed Securities	—	308,975	—	308,975
Commercial Mortgage-Backed Securities	—	1,806,474	—	1,806,474
Equity Investments[b]	1,752	—	—	1,752
Call Options Purchased	20,794	—	—	20,794
Put Options Purchased	1,731	—	—	1,731
U.S. Government & Agency Securities	—	7,402,506	—	7,402,506
Short-Term Investments	408,626	—	—	408,626
Total Investments in Securities	$432,903	$18,189,171	$—	$18,622,074
Other Financial Instruments:
Futures Contracts	$ 108,117	$ —	$ —	$ 108,117
Interest Rate Swap Contracts	—	7,378	—	7,378
Credit Default Swap Contracts	—	5,360	—	5,360
Total Other Financial Instruments	$108,117	$12,738	$—	$120,855
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 31,022	$ —	$ —	$ 31,022
Interest Rate Swap Contracts	—	19,658	—	19,658
Call Options Written (Exchange Traded)	2,164	—	—	2,164
Put Options Written (Exchange Traded)	550	—	—	550
Credit Default Swap Contracts	—	1,506	—	1,506
Total Other Financial Instruments	$33,736	$21,164	$—	$54,900
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants, as well as other equity investments.
[c]Includes securities determined to have no value at June 30, 2025.
6.  INVESTMENTS IN FLSP HOLDINGS CORPORATION
Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At June 30, 2025, the Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. At June 30, 2025, the net assets of the FLSP Holdings Corporation were $8,134,482 representing 2.37% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.